UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

(excluding NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund,
NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Fiera SMID Growth Fund
(formerly known as MainStay Fiera SMID Growth Fund)
Class A/APSRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$129	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	16.97%	12.24%	10.29%
Class A Shares - Excluding sales charges		23.78%	12.24%	10.29%
Russell 3000® Index[1]		37.86%%	14.60%%	13.33%%
Russell 2500™ Growth Index[2]		34.21%%	9.14%%	8.97%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	10.20%%	9.86%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Fiera SMID Growth Fund
(formerly known as MainStay Fiera SMID Growth Fund)
Class C/APSLX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	21.71%	5.91%
Class C Shares - Excluding sales charges		22.71%	5.91%
Russell 3000® Index[1]		37.86%%	20.53%%
Russell 2500™ Growth Index[2]		34.21%%	10.62%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	12.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Fiera SMID Growth Fund
(formerly known as MainStay Fiera SMID Growth Fund)
Class I/APSGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	24.21%	12.54%	9.59%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2500™ Growth Index[2]		34.21%%	9.14%%	9.48%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	10.20%%	9.99%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Fiera SMID Growth Fund
(formerly known as MainStay Fiera SMID Growth Fund)
Class R6/APSDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.83%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	7/24/2023	24.19%	7.19%
Russell 3000® Index[1]		37.86%%	20.53%%
Russell 2500™ Growth Index[2]		34.21%%	10.62%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	12.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Capital Growth Fund
(formerly known as MainStay Epoch Capital Growth Fund)
Class A/MECDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$131	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	21.59%	12.95%	12.75%
Class A Shares - Excluding sales charges		28.67%	14.24%	13.52%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Capital Growth Fund
(formerly known as MainStay Epoch Capital Growth Fund)
Class C/MECEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.15%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	26.40%	13.12%	12.42%
Class C Shares - Excluding sales charges		27.40%	13.12%	12.42%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Capital Growth Fund
(formerly known as MainStay Epoch Capital Growth Fund)
Class I/MECFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$103	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	29.09%	14.54%	13.80%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Capital Growth Fund
(formerly known as MainStay Epoch Capital Growth Fund)
Investor Class/MECVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$161	1.41%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	21.98%	12.66%	12.49%
Investor Class Shares - Excluding sales charges		28.40%	13.94%	13.25%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)
Class A/ICEVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.23%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	10.47%	3.08%	2.81%
Class A Shares - Excluding sales charges		16.90%	4.25%	3.40%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)
Class C/ICEWX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$246	2.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	14.71%	3.18%	2.36%
Class C Shares - Excluding sales charges		15.71%	3.18%	2.36%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)
Class I/ICEUX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$103	0.95%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	17.24%	4.53%	3.67%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)
Investor Class/ICELX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$167	1.54%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	10.76%	2.80%	2.58%
Investor Class Shares - Excluding sales charges		16.58%	3.97%	3.16%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)
SIMPLE Class/ICERX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$161	1.48%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	16.64%	3.77%
MSCI EAFE® Index (Net)[1]		22.97%%	7.64%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.73%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Class A/MBNAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.06%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	15.17%	5.88%	5.19%
Class A Shares - Excluding sales charges		18.73%	7.08%	5.78%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%%	0.85%%	1.73%%
Balanced Composite Index[4]		21.48%%	6.71%%	6.25%%
Morningstar Moderate Allocation Category Average[5]		22.70%%	7.42%%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Class B/MBNBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$225	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/2/2004	12.56%	5.70%	4.77%
Class B Shares - Excluding sales charges		17.56%	6.01%	4.77%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%%	0.85%%	1.73%%
Balanced Composite Index[4]		21.48%%	6.71%%	6.25%%
Morningstar Moderate Allocation Category Average[5]		22.70%%	7.42%%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Class C/MBACX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$225	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	16.57%	6.01%	4.77%
Class C Shares - Excluding sales charges		17.57%	6.01%	4.77%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Class I/MBAIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.81%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	19.02%	7.35%	6.05%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Class R6/MBERX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.72%
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	19.14%	7.45%	6.23%
Russell 3000® Index[1]		37.86%	14.60%	12.88%
Russell 1000® Value Index[2]		30.98%	10.14%	8.80%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.71%
Balanced Composite Index[4]		21.48%	6.71%	6.26%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.56%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)
Investor Class/MBINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$144	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	15.45%	5.61%	4.96%
Investor Class Shares - Excluding sales charges		18.41%	6.81%	5.56%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
Class A/MXFAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.96%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	6.81%	4.34%)	3.73%
Class A Shares - Excluding sales charges		10.11%	4.98%)	4.05%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
Class C/MXFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.85%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	8.14%	4.08%)	3.22%
Class C Shares - Excluding sales charges		9.14%	4.08%)	3.22%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
Class I/MXFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	10.38%	5.22%)	4.31%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
Class R6/MXFEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.64%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	10.46%	5.38%)	5.07%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.12%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	5.67%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	4.31%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
Investor Class/MXFNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.10%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.21%	4.25%)	3.68%
Investor Class Shares - Excluding sales charges		9.95%	4.89%)	4.00%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)
SIMPLE Class/MXFMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$129	1.23%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	9.81%	5.45%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(1.82)%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	7.04%
Morningstar Bank Loan Category Average[3]		10.21%	5.69%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class A/MSCAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	8.67%	(0.02)%	2.27%
Class A Shares - Excluding sales charges		12.03%	0.91%)	2.75%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01)%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77)%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class C/MSCCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$109	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	10.71%	0.61%	2.46%
Class C Shares - Excluding sales charges		11.71%	0.61%	2.46%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class C2/MCAMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$125	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	10.55%	(0.01)%
Class C2 Shares - Excluding sales charges		11.55%	(0.01)%
Bloomberg Municipal Bond Index[1]		9.70%%	0.34)%%
Bloomberg California Municipal Bond Index[2]		9.32%%	0.27)%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.27)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class I/MCOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	12.31%	1.16%	3.01%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class R6/MSODX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.48%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	12.44%	1.20%	1.20%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	1.01%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	0.77%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Investor Class/MSCVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$83	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	9.19%	(0.04)%	2.24%
Investor Class Shares - Excluding sales charges		11.99%	0.88%)	2.72%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01)%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77)%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class A/MMHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.86%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	13.78%	0.96%	3.39%
Class A Shares - Excluding sales charges		17.30%	1.90%	3.86%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class C/MMHDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.63%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	15.34%	1.12%	3.07%
Class C Shares - Excluding sales charges		16.34%	1.12%	3.07%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class I/MMHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.61%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	17.48%	2.15%	4.12%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class R6/MMHEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.55%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	17.56%	2.18%	2.18%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	1.05%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	2.71%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	2.07%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	1.23%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Investor Class/MMHVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.88%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	14.27%	0.95%	3.37%
Investor Class Shares - Excluding sales charges		17.20%	1.88%	3.85%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
Class A/MTMAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$92	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	9.68%	(0.29)%	1.24%
Class A Shares - Excluding sales charges		14.84%	0.63%)	1.70%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
Class C/MTMCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$200	1.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	12.63%	(0.36)%	0.79%
Class C Shares - Excluding sales charges		13.63%	(0.36)%	0.79%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
Class I/MTMIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	15.43%	0.96%)	2.04%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
Class R6/MTRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$48	0.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/29/2014	15.31%	0.97%)	2.13%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.45%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31%	1.78%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
Investor Class/MTMNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$120	1.12%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.00%	(0.54)%	1.09%
Investor Class Shares - Excluding sales charges		14.58%	0.38%)	1.55%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)
SIMPLE Class/MTMSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$105	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	14.75%	(1.24)%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(1.82)%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	(1.02)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)
Class A/EPSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	24.19%	7.06%	5.74%
Class A Shares - Excluding sales charges		31.42%	8.28%	6.34%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)
Class C/EPSKX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	29.41%	7.46%	5.54%
Class C Shares - Excluding sales charges		30.41%	7.46%	5.54%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)
Class I/EPSYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$97	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	31.70%	8.55%	6.60%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)
Class R6/EPSRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$86	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	31.90%	8.38%	6.59%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)
Investor Class/EPSIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$135	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	24.76%	7.00%	5.71%
Investor Class Shares - Excluding sales charges		31.32%	8.21%	6.31%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class A/EPLPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	26.22%	8.67%	8.54%
Class A Shares - Excluding sales charges		33.57%	9.91%	9.15%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class B/EPLBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$242	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class B Shares - Including sales charges	5/8/2017	27.18%	8.50%	8.54%
Class B Shares - Excluding sales charges		32.18%	8.79%	8.54%
Russell 3000® Index[1]		37.86%	14.60%	13.56%
Russell 1000® Value Index[2]		30.98%	10.14%	9.34%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.15%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.54%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class C/EPLKX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$241	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	31.18%	8.80%	8.10%
Class C Shares - Excluding sales charges		32.18%	8.80%	8.10%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class I/EPLCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	33.98%	10.27%	9.46%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class R6/EPLDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$85	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	33.98%	10.27%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	13.56%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	9.34%%
U.S. Equity Yield Composite Index[3]		27.06%%	8.11%%	9.15%%
Morningstar Large Value Category Average[4]		29.70%%	10.72%%	9.54%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
Investor Class/EPLIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$154	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	26.52%	8.38%	8.30%
Investor Class Shares - Excluding sales charges		33.18%	9.62%	8.91%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)
SIMPLE Class/EPLMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$154	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	33.16%	12.89%
Russell 3000® Index[1]		37.86%	13.46%
Russell 1000® Value Index[2]		30.98%	13.39%
U.S. Equity Yield Composite Index[3]		27.06%	9.77%
Morningstar Large Value Category Average[4]		29.70%	13.75%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class A/MCYAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$152	1.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	19.36%	2.92%	0.58%
Class A Shares - Excluding sales charges		26.30%	4.09%	1.40%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class C/MCYCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$251	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	24.31%	3.23%	0.53%
Class C Shares - Excluding sales charges		25.31%	3.23%	0.53%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class I/MCYIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$115	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	26.82%	4.47%	1.75%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class R6/MCYSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$115	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	26.84%	4.47%	1.76%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Investor Class/MCYVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$168	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	19.96%	2.81%	0.45%
Investor Class Shares - Excluding sales charges		26.27%	3.98%	1.27%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class A/MNOAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	9.45%	0.05%	2.05%
Class A Shares - Excluding sales charges		12.84%	0.97%	2.52%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class C/MNOCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$109	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	11.53%	0.71%	2.24%
Class C Shares - Excluding sales charges		12.53%	0.71%	2.24%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class C2/MNOLX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$125	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	11.36%	0.08%
Class C2 Shares - Excluding sales charges		12.36%	0.08%
Bloomberg Municipal Bond Index[1]		9.70%	0.34%
Bloomberg New York Municipal Bond Index[2]		10.03%	0.54%
Morningstar Muni New York Long Category Average[3]		12.80%	0.42%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class I/MNOIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	13.12%	1.23%	2.78%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class R6/MNODX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.48%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	13.14%	1.24%	1.24%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Bloomberg New York Municipal Bond Index[2]		10.03%%	1.00%%	1.00%%
Morningstar Muni New York Long Category Average[3]		12.80%%	0.82%%	0.82%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Investor Class/MNOVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$82	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	9.99%	0.03%	2.03%
Investor Class Shares - Excluding sales charges		12.81%	0.96%	2.50%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)
Class A/MSTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.68%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.49%	0.74%	0.74%
Class A Shares - Excluding sales charges		5.55%	0.94%	1.05%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)
Class A2/MSTUX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A2	$70	0.68%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	3.54%	0.24%
Class A2 Shares - Excluding sales charges		5.65%	0.73%
Bloomberg Municipal Bond Index[1]		9.70%	0.34%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	0.63%
Morningstar Muni National Short Category Average[3]		5.42%	1.02%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)
Class I/MSTIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.84%	1.24%	1.33%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)
Class R6/MSTEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	5/2/2022	5.97%	2.76%
Bloomberg Municipal Bond Index[1]		9.70%	3.05%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	2.63%
Morningstar Muni National Short Category Average[3]		5.42%	2.75%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)
Investor Class/MYTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$101	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.79%	0.46%	0.38%
Investor Class Shares - Excluding sales charges		5.32%	0.66%	0.68%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Short Term Bond Fund
(formerly known as MainStay Short Term Bond Fund)
Class A/MIXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	5.93%	0.58%)	1.54%
Class A Shares - Excluding sales charges		7.00%	1.19%)	1.85%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Short Term Bond Fund
(formerly known as MainStay Short Term Bond Fund)
Class I/MIXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	7.21%	1.49%)	2.16%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Short Term Bond Fund
(formerly known as MainStay Short Term Bond Fund)
Investor Class/MIXNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$95	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.07%	0.37%)	1.32%
Investor Class Shares - Excluding sales charges		6.60%	0.98%)	1.63%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Short Term Bond Fund
(formerly known as MainStay Short Term Bond Fund)
SIMPLE Class/MIXMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$99	0.96%
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	6.69%	0.55%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.02%)%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.37%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Class A/KLGAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	31.57%	11.44%	10.38%
Class A Shares - Excluding sales charges		39.22%	12.70%	11.00%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Class B/KLGBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$245	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/18/2013	32.83%	11.29%	9.90%
Class B Shares - Excluding sales charges		37.83%	11.55%	9.90%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Class C/KLGCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$248	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	36.74%	11.53%	9.89%
Class C Shares - Excluding sales charges		37.74%	11.53%	9.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Class I/KLGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$90	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	39.61%	13.02%	11.30%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Class R6/KLGDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.72%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	39.66%	5.03%
Russell 3000® Index[1]		37.86%%	9.24%%
Russell 1000® Growth Index[2]		43.77%%	11.60%%
Morningstar Large Growth Category Average[3]		41.44%%	6.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)
Investor Class/KLGNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$157	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	31.88%	11.12%	10.10%
Investor Class Shares - Excluding sales charges		38.82%	12.38%	10.72%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC International Research Equity Fund
(formerly known as MainStay WMC International Research Equity Fund)
Class A/MYITX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$127	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	17.06%	2.83%	1.73%
Class A Shares - Excluding sales charges		23.87%	4.00%	2.30%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC International Research Equity Fund
(formerly known as MainStay WMC International Research Equity Fund)
Class C/MYICX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$254	2.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	21.31%	2.87%	1.31%
Class C Shares - Excluding sales charges		22.31%	2.87%	1.31%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC International Research Equity Fund
(formerly known as MainStay WMC International Research Equity Fund)
Class I/MYIIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	24.21%	4.27%	2.58%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC International Research Equity Fund
(formerly known as MainStay WMC International Research Equity Fund)
Investor Class/MYINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$171	1.53%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	17.10%	2.48%	1.49%
Investor Class Shares - Excluding sales charges		23.26%	3.65%	2.06%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI S&P 500 Index Fund
(formerly known as MainStay S&P 500 Index Fund)
Class A/MSXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.51%
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	35.19%	13.99%	12.07%
Class A Shares - Excluding sales charges		37.25%	14.69%	12.41%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI S&P 500 Index Fund
(formerly known as MainStay S&P 500 Index Fund)
Class I/MSPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.26%
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	37.62%	14.98%	12.69%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI S&P 500 Index Fund
(formerly known as MainStay S&P 500 Index Fund)
Investor Class/MYSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$83	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	35.65%	13.79%	11.90%
Investor Class Shares - Excluding sales charges		37.03%	14.48%	12.24%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI S&P 500 Index Fund
(formerly known as MainStay S&P 500 Index Fund)
SIMPLE Class/MSXMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$88	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	36.93%	13.17%
S&P 500® Index[1]		38.02%%	14.17%%
Morningstar Large Blend Category Average[2]		34.50%%	12.53%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)
Class A/MOPAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.21%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	28.58%	4.68%	4.36%
Class A Shares - Excluding sales charges		36.07%	5.87%	4.96%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)
Class B/MOTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$262	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/2/2004	29.62%	4.50%	3.89%
Class B Shares - Excluding sales charges		34.62%	4.79%	3.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)
Class C/MOPCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$261	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	33.72%	4.82%	3.89%
Class C Shares - Excluding sales charges		34.72%	4.82%	3.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)
Class I/MOPIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.96%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	36.38%	6.14%	5.21%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)
Investor Class/MOINX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$174	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	28.91%	4.40%	4.08%
Investor Class Shares - Excluding sales charges		35.70%	5.59%	4.67%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI U.S. Government Liquidity Fund
(formerly known as MainStay U.S. Government Liquidity Fund)
Class I/MUSXX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	5.31%	2.22%	2.21%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	2.47%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,192,817,322
Total number of portfolio holdings	$8
Total advisory fees paid	$1,226,724
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay U.S. Government Liquidity Fund” to “NYLI U.S. Government Liquidity Fund.” The Fund’s name change will not impact the management of the Fund.
Availability of Additional Information
At newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund, you can find additional information about the Fund, when available, including the Fund’s financial information.
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)
Class A/FCIRX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	18.16%	8.77%	8.44%
Class A Shares - Excluding sales charges		25.03%	8.77%	8.44%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)
Class C/FCICX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$250	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	22.67%	12.05%
Class C Shares - Excluding sales charges		23.67%	12.05%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
 (formerly known as MainStay PineStone International Equity Fund)
Class I/FCIUX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	25.40%	8.98%	8.67%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)
Class P/FCIHX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$90	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	25.43%	13.63%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Blend Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)
Class R6/FCIWX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$90	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	25.48%	9.17%	8.87%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)
Investor Class/FCIKX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$167	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	18.37%	8.12%
Investor Class Shares - Excluding sales charges		24.60%	12.91%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone U.S. Equity Fund
(formerly known as MainStay PineStone U.S. Equity Fund)
Class A/FCUEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.90%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	16.56%	14.56%	14.95%
Class A Shares - Excluding sales charges		23.34%	14.56%	14.95%
Russell 3000® Index[1]		37.86%%	14.60%%	14.83%%
S&P 500® Index[2]		38.02%%	15.27%%	15.49%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	13.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone U.S. Equity Fund
(formerly known as MainStay PineStone U.S. Equity Fund)
Class C/FCUCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.85%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	21.18%	13.94%
Class C Shares - Excluding sales charges		22.18%	13.94%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone U.S. Equity Fund
(formerly known as MainStay PineStone U.S. Equity Fund)
Class I/FCUIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.65%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	23.74%	14.82%	15.23%
Russell 3000® Index[1]		37.86%%	14.60%%	14.83%%
S&P 500® Index[2]		38.02%%	15.27%%	15.49%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	13.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone U.S. Equity Fund
 (formerly known as MainStay PineStone U.S. Equity Fund)
Class P/FCUPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	0.62%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	23.69%	15.33%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone U.S. Equity Fund
(formerly known as MainStay PineStone U.S. Equity Fund)
Class R6/FCUDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.61%
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	23.71%	15.28%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone Global Equity Fund
(formerly known as MainStay PineStone Global Equity Fund)
Class A/FCGEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	17.36%	11.00%	12.06%
Class A Shares - Excluding sales charges		24.19%	11.00%	12.06%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.09%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	10.82%%	10.36%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone Global Equity Fund
 (formerly known as MainStay PineStone Global Equity Fund)
Class C/FCGYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$223	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	22.12%	13.31%
Class C Shares - Excluding sales charges		23.12%	13.31%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone Global Equity Fund
(formerly known as MainStay PineStone Global Equity Fund)
Class I/FCGIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	24.53%	11.28%	12.35%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.09%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	10.82%%	10.36%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone Global Equity Fund
(formerly known as MainStay PineStone Global Equity Fund)
Class P/FCIXH
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	24.53%	14.61%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI PineStone Global Equity Fund
(formerly known as MainStay PineStone Global Equity Fund)
Class R6/ FCGMX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$94	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	24.53%	14.61%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class A/MTFDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	5.10%	0.60%	0.90%
Class A Shares - Excluding sales charges		8.35%	1.53%	1.77%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class C/MTFFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.03%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	7.17%	1.11%	1.35%
Class C Shares - Excluding sales charges		8.17%	1.11%	1.35%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class C2/MTSPX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$123	1.18%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	7.00%	3.26%
Class C2 Shares - Excluding sales charges		8.00%	3.26%
Bloomberg Municipal Bond Index[1]		9.70%%	3.37%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	2.87%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	3.39%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class I/MTFGX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	8.75%	1.76%	2.00%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class R6/MTFHX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.45%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	8.69%	1.76%	2.00%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Z/MTFZX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$19[2]	0.66%
1.	Annualized.
2.	Class Z shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class Z Shares	7/19/2024	0.44%
Bloomberg Municipal Bond Index[2]		1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.33%%
Morningstar Muni National Intermediate Category Average[4]		0.49%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Investor Class/MTFEX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.79%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	5.61%	0.44%	0.74%
Investor Class Shares - Excluding sales charges		8.32%	1.37%	1.61%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
Class A/MCKAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$40	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	14.58%	4.11%)	3.56%
Class A Shares - Excluding sales charges		18.12%	4.75%)	4.15%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
Class B/MCKBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$141	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	12.13%	3.43%)	3.20%
Class B Shares - Excluding sales charges		17.13%	3.77%)	3.20%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
Class C/MCKCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$141	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	16.03%	3.76%)	3.20%
Class C Shares - Excluding sales charges		17.03%	3.76%)	3.20%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
Class I/MCKIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.12%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	18.37%	5.00%)	4.42%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
Investor Class/MCKNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$60	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	14.96%	3.92%)	3.40%
Investor Class Shares - Excluding sales charges		17.91%	4.56%)	3.98%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Conservative Allocation Fund
(formerly known as MainStay Conservative Allocation Fund)
SIMPLE Class/MCKSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$65	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	17.84%	3.41%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Conservative Allocation Composite Index[4]		19.56%%	3.92%)%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.11%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
Class A/MGXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$42	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	23.58%	8.87%	6.71%
Class A Shares - Excluding sales charges		27.40%	9.53%	7.32%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
Class B/MGXBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$147	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	21.28%	8.25%	6.34%
Class B Shares - Excluding sales charges		26.28%	8.54%	6.34%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
Class C/MGXCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$147	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	25.29%	8.55%	6.35%
Class C Shares - Excluding sales charges		26.29%	8.55%	6.35%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
Class I/MGXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.12%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	27.81%	9.82%	7.59%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
Investor Class/MGXNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$62	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	24.11%	8.70%	6.54%
Investor Class Shares - Excluding sales charges		27.29%	9.36%	7.14%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Equity Allocation Fund
(formerly known as MainStay Equity Allocation Fund)
SIMPLE Class/MGXSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$70	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	27.17%	8.72%
Russell 3000® Index[1]		37.86%%	13.46%%
S&P 500® Index[2]		38.02%%	14.17%%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%%
Equity Allocation Composite Index[4]		34.18%%	12.58%%
Morningstar Aggressive Allocation[5]		29.22%%	8.85%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
Class A/MGDAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.34%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	20.56%	7.65%)	5.94%
Class A Shares - Excluding sales charges		24.29%	8.31%)	6.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
Class B/MGDBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$145	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	18.09%	6.99%)	5.55%
Class B Shares - Excluding sales charges		23.09%	7.30%)	5.55%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
Class C/MGDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$145	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	22.09%	7.29%)	5.55%
Class C Shares - Excluding sales charges		23.09%	7.29%)	5.55%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
Class I/MGDIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$11	0.09%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	24.64%	8.59%)	6.81%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
Investor Class/MGDNX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$62	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	20.92%	7.45%)	5.75%
Investor Class Shares - Excluding sales charges		24.02%	8.11%)	6.35%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Growth Allocation Fund
(formerly known as MainStay Growth Allocation Fund)
SIMPLE Class/MGDSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$67	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	23.95%	7.42%)
Russell 3000® Index[1]		37.86%%	13.46%)%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(1.82)%%
Growth Allocation Composite Index[5]		29.15%%	9.69%)%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.38%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
Class A/MMRAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.35%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	17.79%	6.00%)	4.93%
Class A Shares - Excluding sales charges		21.43%	6.64%)	5.52%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
Class B/MMRBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred since November 1, 2023.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$144	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	15.29%	5.30%)	4.54%
Class B Shares - Excluding sales charges		20.29%	5.63%)	4.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
Class C/MMRCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$143	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	19.29%	5.64%)	4.54%
Class C Shares - Excluding sales charges		20.29%	5.64%)	4.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
Class I/MMRIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$11	0.10%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	21.78%	6.93%)	5.78%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
Investor Class/MMRDX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	18.24%	5.79%)	4.74%
Investor Class Shares - Excluding sales charges		21.27%	6.44%)	5.33%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI Moderate Allocation Fund
(formerly known as MainStay Moderate Allocation Fund)
SIMPLE Class/MMRSX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$68	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	21.11%	5.37%)
Russell 3000® Index[1]		37.86%%	13.46%)%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(1.82)%%
Moderate Allocation Composite Index[5]		24.28%%	6.80%)%
Morningstar Moderate Allocation[6]		22.70%%	7.04%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics

Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Duration High Income Fund
(formerly known as MainStay MacKay Short Duration High Income Fund)
Class A/MDHAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	7.11%	3.74%)	4.02%
Class A Shares - Excluding sales charges		10.42%	4.37%)	4.33%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Duration High Income Fund
(formerly known as MainStay MacKay Short Duration High Income Fund)
Class C/MDHCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	8.56%	3.51%)	3.47%
Class C Shares - Excluding sales charges		9.56%	3.51%)	3.47%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
Effective August 6, 2024, the time period within which a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of Class C shares of the Fund where no initial sales charge was paid was reduced from 18 months to 12 months after the date of purchase.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Duration High Income Fund
(formerly known as MainStay MacKay Short Duration High Income Fund)
Class I/MDHIX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$82	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	10.79%	4.65%)	4.59%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

NYLI MacKay Short Duration High Income Fund
(formerly known as MainStay MacKay Short Duration High Income Fund)
Investor Class/MDHVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.07%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	7.71%	3.68%)	3.93%
Investor Class Shares - Excluding sales charges		10.47%	4.31%)	4.25%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

FORM N-CSR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2024 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $1,755,150.

The aggregate fees billed for the fiscal year ended October 31, 2023 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $1,467,800.

(b)  Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal year ended October 31, 2024; and (ii) $0 for the fiscal year ended October 31, 2023.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal year ended October 31, 2024; and (ii) $0 during the fiscal year ended October 31, 2023. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)  All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal year ended October 31, 2024; and (ii) $0 during the fiscal year ended October 31,2023.

(e) Pre-Approval Policies and Procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG’s for services rendered to the Registrant for the fiscal years ended October 31, 2024 and October 31, 2023 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG’s for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $0 for the fiscal year ended October 31, 2024; and (ii) $252,428 for the fiscal year ended October 31, 2023.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2024 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of Auditor during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Fiera SMID Growth Fund
(formerly known as MainStay Fiera SMID Growth Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 5.0%
BWX Technologies, Inc.	104,643	$ 12,740,285
Curtiss-Wright Corp.	19,012	6,558,380
		19,298,665
Automobile Components 2.1%
Dorman Products, Inc. (a)	25,753	2,936,615
Modine Manufacturing Co. (a)	18,964	2,233,390
Patrick Industries, Inc.	22,337	2,814,015
		7,984,020
Banks 1.5%
Wintrust Financial Corp.	49,249	5,707,467
Biotechnology 14.3%
Amicus Therapeutics, Inc. (a)	341,926	3,904,795
Argenx SE, ADR (a)	18,718	10,974,363
Avidity Biosciences, Inc. (a)	45,437	1,920,168
Crinetics Pharmaceuticals, Inc. (a)	52,656	2,946,630
Ideaya Biosciences, Inc. (a)	145,374	4,092,278
Immunocore Holdings plc, ADR (a)(b)	96,348	2,970,409
Insmed, Inc. (a)	61,996	4,171,091
Madrigal Pharmaceuticals, Inc. (a)	12,426	3,222,559
Neurocrine Biosciences, Inc. (a)	58,420	7,026,173
Sarepta Therapeutics, Inc. (a)	41,361	5,211,486
SpringWorks Therapeutics, Inc. (a)	137,649	4,147,364
Viking Therapeutics, Inc. (a)	30,346	2,201,299
Xenon Pharmaceuticals, Inc. (a)	63,044	2,591,739
		55,380,354
Broadline Retail 1.1%
Etsy, Inc. (a)	79,337	4,081,095
Building Products 3.3%
A O Smith Corp.	86,401	6,488,715
Lennox International, Inc.	10,524	6,341,447
		12,830,162
Capital Markets 5.0%
Hamilton Lane, Inc., Class A	31,543	5,666,384
Houlihan Lokey, Inc.	32,216	5,565,958
Stifel Financial Corp.	76,817	7,959,778
		19,192,120
Chemicals 1.4%
Avient Corp.	72,804	3,393,394
Cabot Corp.	19,683	2,122,418
		5,515,812
	Shares	Value

Commercial Services & Supplies 0.7%
Brink's Co. (The)	26,215	$ 2,694,640
Construction & Engineering 2.3%
EMCOR Group, Inc.	19,991	8,917,385
Consumer Staples Distribution & Retail 1.1%
Sprouts Farmers Market, Inc. (a)	34,295	4,404,507
Electrical Equipment 1.8%
Hubbell, Inc.	16,125	6,885,859
Energy Equipment & Services 1.1%
ChampionX Corp.	148,382	4,187,340
Ground Transportation 0.7%
Knight-Swift Transportation Holdings, Inc.	49,561	2,581,137
Health Care Equipment & Supplies 1.4%
Inari Medical, Inc. (a)	63,261	3,061,832
PROCEPT BioRobotics Corp. (a)	24,768	2,229,120
		5,290,952
Health Care Providers & Services 0.5%
Option Care Health, Inc. (a)	76,485	1,762,214
Hotels, Restaurants & Leisure 7.9%
Expedia Group, Inc. (a)	59,134	9,243,236
Hyatt Hotels Corp., Class A	50,836	7,394,096
Texas Roadhouse, Inc.	29,862	5,707,225
Wingstop, Inc.	28,826	8,292,952
		30,637,509
Household Durables 1.4%
TopBuild Corp. (a)	15,398	5,441,345
Insurance 1.5%
RenaissanceRe Holdings Ltd.	21,900	5,746,560
IT Services 5.0%
GoDaddy, Inc., Class A (a)	72,774	12,138,703
MongoDB, Inc. (a)	27,134	7,337,034
		19,475,737
Machinery 5.0%
Graco, Inc.	54,367	4,428,192
Lincoln Electric Holdings, Inc.	22,316	4,297,169

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Mueller Industries, Inc.	55,772	$ 4,571,631
Nordson Corp.	25,020	6,202,208
		19,499,200
Media 2.1%
New York Times Co. (The), Class A	145,388	8,118,466
Oil, Gas & Consumable Fuels 0.8%
EQT Corp.	89,943	3,286,517
Professional Services 1.8%
ExlService Holdings, Inc. (a)	84,488	3,520,615
Verra Mobility Corp. (a)	139,643	3,626,529
		7,147,144
Semiconductors & Semiconductor Equipment 4.0%
Entegris, Inc.	68,646	7,187,923
Lattice Semiconductor Corp. (a)	94,213	4,772,831
Power Integrations, Inc.	54,919	3,318,755
		15,279,509
Software 17.5%
ACI Worldwide, Inc. (a)	102,850	5,060,220
Braze, Inc., Class A (a)	87,142	2,741,487
Confluent, Inc., Class A (a)	117,855	3,084,265
DocuSign, Inc. (a)	68,797	4,773,136
Dolby Laboratories, Inc., Class A	64,017	4,666,839
Elastic NV (a)	25,673	2,059,745
Gitlab, Inc., Class A (a)	135,081	7,260,604
HubSpot, Inc. (a)	14,050	7,794,800
JFrog Ltd. (a)	174,317	5,086,570
Manhattan Associates, Inc. (a)	23,705	6,242,949
Procore Technologies, Inc. (a)	81,131	5,326,250
Tyler Technologies, Inc. (a)	22,455	13,598,523
		67,695,388
Specialty Retail 3.6%
Chewy, Inc., Class A (a)	186,894	5,040,531
Murphy USA, Inc.	12,468	6,089,995
Valvoline, Inc. (a)	69,661	2,805,945
		13,936,471
	Shares	Value

Textiles, Apparel & Luxury Goods 3.6%
Deckers Outdoor Corp. (a)	39,482	$ 6,352,259
Tapestry, Inc.	158,972	7,543,221
		13,895,480
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	13,484	3,122,760
Total Common Stocks (Cost $335,546,555)		379,995,815
Short-Term Investments 1.8%
Affiliated Investment Company 1.7%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	6,715,000	6,715,000
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	393,855	393,855
Total Short-Term Investments (Cost $7,108,855)		7,108,855
Total Investments (Cost $342,655,410)	100.1%	387,104,670
Other Assets, Less Liabilities	(0.1)	(369,071)
Net Assets	100.0%	$ 386,735,599

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $373,043. The Fund received cash collateral with a value of $393,855. (See Note 2(G))
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Fiera SMID Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 8,801	$ 230,562	$ (232,648)	$ —	$ —	$ 6,715	$ 601	$ —	6,715
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 379,995,815	$ —	$ —	$ 379,995,815
Short-Term Investments
Affiliated Investment Company	6,715,000	—	—	6,715,000
Unaffiliated Investment Company	393,855	—	—	393,855
Total Short-Term Investments	7,108,855	—	—	7,108,855
Total Investments in Securities	$ 387,104,670	$ —	$ —	$ 387,104,670

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $335,940,410) including securities on loan of $373,043	$380,389,670
Investment in affiliated investment companies, at value (identified cost $6,715,000)	6,715,000
Receivables:
Fund shares sold	237,248
Dividends	87,907
Securities lending	100
Other assets	55,112
Total assets	387,485,037
Liabilities
Cash collateral received for securities on loan	393,855
Due to custodian	26,128
Payables:
Manager (See Note 3)	219,948
Transfer agent (See Note 3)	46,029
Fund shares redeemed	38,930
Professional fees	12,519
Custodian	6,449
NYLIFE Distributors (See Note 3)	3,157
Shareholder communication	130
Trustees	62
Accrued expenses	2,231
Total liabilities	749,438
Net assets	$386,735,599
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,659
Additional paid-in-capital	332,454,780
332,477,439
Total distributable earnings (loss)	54,258,160
Net assets	$386,735,599
Class A
Net assets applicable to outstanding shares	$11,096,156
Shares of beneficial interest outstanding	668,436
Net asset value per share outstanding	$16.60
Maximum sales charge (5.50% of offering price)	0.97
Maximum offering price per share outstanding	$17.57
Class C
Net assets applicable to outstanding shares	$994,663
Shares of beneficial interest outstanding	60,577
Net asset value and offering price per share outstanding	$16.42
Class I
Net assets applicable to outstanding shares	$150,143,473
Shares of beneficial interest outstanding	8,791,321
Net asset value and offering price per share outstanding	$17.08
Class R6
Net assets applicable to outstanding shares	$224,501,307
Shares of beneficial interest outstanding	13,138,737
Net asset value and offering price per share outstanding	$17.09

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Fiera SMID Growth Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,562)	$1,847,981
Dividends-affiliated	601,284
Securities lending, net	2,187
Total income	2,451,452
Expenses
Manager (See Note 3)	2,650,605
Transfer agent (See Note 3)	221,025
Registration	110,044
Professional fees	60,646
Custodian	25,961
Distribution/Service—Class A (See Note 3)	15,783
Distribution/Service—Class C (See Note 3)	7,583
Shareholder communication	22,274
Trustees	8,229
Miscellaneous	17,382
Total expenses before waiver/reimbursement	3,139,532
Expense waiver/reimbursement from Manager (See Note 3)	(164,331)
Net expenses	2,975,201
Net investment income (loss)	(523,749)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	11,124,395
Net change in unrealized appreciation (depreciation) on unaffiliated investments	47,099,341
Net realized and unrealized gain (loss)	58,223,736
Net increase (decrease) in net assets resulting from operations	$57,699,987
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023
	Year Ended October 31, 2024	Period April 1, 2023 through October 31, 2023(a)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(523,749)	$(117,610)	$(226,153)
Net realized gain (loss)	11,124,395	5,510,547	2,498,316
Net change in unrealized appreciation (depreciation)	47,099,341	(18,985,744)	(19,943,100)
Net increase (decrease) in net assets resulting from operations	57,699,987	(13,592,807)	(17,670,937)
Distributions to shareholders:
Class A	(21,383)	—	(15,686)
Class C	(2,955)	—	—
Class I	(2,469,988)	—	(10,744,946)
Class R6	(4,466,294)	—	—
Total distributions to shareholders	(6,960,620)	—	(10,760,632)
Capital share transactions:
Net proceeds from sales of shares	207,722,129	166,532,260	10,029,361
Net asset value of shares issued to shareholders in reinvestment of distributions	6,675,155	—	9,770,035
Cost of shares redeemed	(94,382,298)	(11,007,782)	(40,845,009)
Increase (decrease) in net assets derived from capital share transactions	120,014,986	155,524,478	(21,045,613)
Net increase (decrease) in net assets	170,754,353	141,931,671	(49,477,182)
Net Assets
Beginning of period	215,981,246	74,049,575	123,526,757
End of period	$386,735,599	$215,981,246	$74,049,575

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1 2023 through October 31,	Year Ended March 31,
Class A	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$13.78	$13.96	$19.12	$20.85	$12.68	$16.71
Net investment income (loss) (b)	(0.08)	(0.04)	(0.08)	(0.12)	(0.15)	(0.12)
Net realized and unrealized gain (loss)	3.32	(0.14)	(2.79)	0.80	12.52	(2.00)
Total from investment operations	3.24	(0.18)	(2.87)	0.68	12.37	(2.12)
Less distributions:
From net realized gain on investments	(0.42)	—	(2.29)	(2.41)	(4.20)	(1.91)
Net asset value at end of period	$16.60	$13.78	$13.96	$19.12	$20.85	$12.68
Total investment return	23.78%(c)	(1.29)%(c)	(14.38)% (d)(e)	2.64% (d)(e)	99.38% (d)(e)	(15.36)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.49)%	(0.47)%††	(0.52)% (f)(g)	(0.55)% (f)(g)	(0.78)% (f)(g)	(0.70)% (f)(g)
Net expenses	1.15%(h)	1.19%††(h)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)
Expenses (before waiver/reimbursement)	1.23%(h)	1.35%††(h)	1.61%(g)	1.40%(g)	1.41%(g)	1.36%(g)
Portfolio turnover rate	51%	24%	88%(e)	24%(e)	53%(e)	38%(e)
Net assets at end of period (in 000's)	$11,096	$446	$122	$108	$70	$11

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,	July 24, 2023^ through October 31,
Class C	2024	2023
Net asset value at beginning of period	$13.75	$15.58
Net investment income (loss) (a)	(0.22)	(0.05)
Net realized and unrealized gain (loss)	3.31	(1.78)
Total from investment operations	3.09	(1.83)
Less distributions:
From net realized gain on investments	(0.42)	—
Net asset value at end of period	$16.42	$13.75
Total investment return (b)	22.71%	(11.75)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.37)%	(1.23)%††
Net expenses (d)	2.05%	2.05%††
Expenses (before waiver/reimbursement) (d)	2.06%	2.12%††
Portfolio turnover rate	51%	24%
Net assets at end of period (in 000’s)	$995	$28

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1 2023 through October 31,	Year Ended March 31,
Class I	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$14.12	$14.28	$19.45	$21.13	$12.78	$16.79
Net investment income (loss) (b)	(0.03)	(0.02)	(0.04)	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	3.41	(0.14)	(2.84)	0.79	12.65	(2.02)
Total from investment operations	3.38	(0.16)	(2.88)	0.73	12.55	(2.10)
Less distributions:
From net realized gain on investments	(0.42)	—	(2.29)	(2.41)	(4.20)	(1.91)
Net asset value at end of period	$17.08	$14.12	$14.28	$19.45	$21.13	$12.78
Total investment return	24.21%(c)	(1.12)%(c)	(14.18)% (d)(e)	2.85% (d)(e)	100.06% (d)(e)	(15.16)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.16)%	(0.25)%††	(0.27)% (f)(g)	(0.30)% (f)(g)	(0.53)% (f)(g)	(0.45)% (f)(g)
Net expenses	0.85%(h)	0.95%††(h)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)
Expenses (before waiver/reimbursement)	0.98%(h)	1.17%††(h)	1.36%(g)	1.15%(g)	1.16%(g)	1.11%(g)
Portfolio turnover rate	51%	24%	88%(e)	24%(e)	53%(e)	38%(e)
Net assets at end of period (in 000's)	$150,143	$85,042	$73,927	$123,419	$149,608	$108,356

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	July 24, 2023^ through October 31,
Class R6	2024	2023
Net asset value at beginning of period	$14.13	$15.96
Net investment income (loss) (a)	(0.02)	0.00‡
Net realized and unrealized gain (loss)	3.40	(1.83)
Total from investment operations	3.38	(1.83)
Less distributions:
From net realized gain on investments	(0.42)	—
Net asset value at end of period	$17.09	$14.13
Total investment return (b)	24.19%	(11.47)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.13)%	0.00%††‡‡
Net expenses (d)	0.83%	0.84%††
Expenses (before waiver/reimbursement) (d)	0.83%	0.86%††
Portfolio turnover rate	51%	24%
Net assets at end of period (in 000’s)	$224,501	$130,464

^	Inception date.
‡	Less than one cent per share.
‡‡	Less than 0.01%.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Fiera SMID Growth Fund (formerly known as MainStay Fiera SMID Growth Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Small/Mid Cap Growth Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on July 24, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to July 24, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 12, 2018
Class C	July 24, 2023
Class I	June 29, 2012
Class R6	July 24, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital growth.
Effective at the close of business on July 21, 2023, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee.

12	NYLI Fiera SMID Growth Fund

The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
13

Notes to Financial Statements (continued)
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or

14	NYLI Fiera SMID Growth Fund

instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Market Capitalization Risk.  Investments in securities issued by small- or mid-cap companies, will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The
Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Fiera Capital, Inc. (“Fiera” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Fiera, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15%; Class C, 2.05%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,650,605 and waived fees and/or reimbursed expenses in the amount of $164,331 and paid the Subadvisor fees in the amount of $1,325,303.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net
15

Notes to Financial Statements (continued)
assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2024, were $17,505.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $704 and $580, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$9,516	$—
Class C	1,824	—
Class I	201,303	—
Class R6	8,382	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C	$26,899	2.7%
Class R6	27,320	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$343,722,794	$59,461,759	$(16,079,883)	$43,381,876
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$10,876,284	$—	$43,381,876	$54,258,160
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary differences are primarily due to qualified late-year loss deferral.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(6,520)	$6,520
The reclassifications for the Fund are primarily due to utilizing tax equalization.
During the year ended October 31, 2024, the period from April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, the tax

16	NYLI Fiera SMID Growth Fund

character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$291,643	$—	$1,125,818
Long-Term Capital Gains	6,668,977	—	9,634,814
Total	$6,960,620	$—	$10,760,632

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $287,448 and $172,348, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	721,050	$11,932,813
Shares issued to shareholders in reinvestment of distributions	1,416	21,383
Shares redeemed	(86,413)	(1,418,630)
Net increase (decrease)	636,053	$10,535,566
Period ended October 31, 2023:(a)(b)
Shares sold	25,254	$367,597
Shares redeemed	(1,636)	(25,233)
Net increase (decrease)	23,618	$342,364
Year ended March 31, 2023:(a)
Shares sold	3,267	$52,602
Shares issued to shareholders in reinvestment of distributions	1,182	15,686
Shares redeemed	(1,306)	(20,731)
Net increase (decrease)	3,143	$47,557

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	62,383	$1,013,265
Shares issued to shareholders in reinvestment of distributions	44	662
Shares redeemed	(3,898)	(66,163)
Net increase (decrease)	58,529	$947,764
Period ended October 31, 2023:(c)
Shares sold	2,048	$31,523
Net increase (decrease)	2,048	$31,523

17

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,864,444	$98,433,368
Shares issued to shareholders in reinvestment of distributions	141,176	2,186,816
Shares redeemed	(3,235,514)	(54,039,223)
Net increase (decrease)	2,770,106	$46,580,961
Period ended October 31, 2023:(b)(d)
Shares sold	1,564,623	$23,621,626
Shares redeemed	(718,580)	(10,881,720)
Net increase (decrease)	846,043	$12,739,906
Year ended March 31, 2023:(d)
Shares sold	640,282	$9,976,759
Shares issued to shareholders in reinvestment of distributions	718,817	9,754,349
Shares redeemed	(2,528,183)	(40,824,278)
Net increase (decrease)	(1,169,084)	$(21,093,170)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,890,527	$96,342,683
Shares issued to shareholders in reinvestment of distributions	288,148	4,466,294
Shares redeemed	(2,275,807)	(38,858,282)
Net increase (decrease)	3,902,868	$61,950,695
Period ended October 31, 2023:(c)
Shares sold	9,242,555	$142,511,514
Shares redeemed	(6,686)	(100,829)
Net increase (decrease)	9,235,869	$142,410,685

(a)	Investor Class shares of the Predecessor Fund converted to Class A shares of the Fund on July 21, 2023.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	The inception date of the class was July 24, 2023.
(d)	Institutional Class shares of the Predecessor Fund converted to Class I shares of the Fund on July 21, 2023.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
18	NYLI Fiera SMID Growth Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Fiera SMID Growth Fund (Formerly MainStay Fiera SMID Growth Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and the period of April 1, 2023 to October 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, changes in its net assets for the year then ended and the period of April 1, 2023 to October 31, 2023, and the financial highlights for the year then ended and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2023, and the financial highlights for each of the years in the four-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
19

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $6,668,977 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $181,081 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 61.35% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
20	NYLI Fiera SMID Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
21

NYLI Epoch Capital Growth Fund
(formerly known as MainStay Epoch Capital Growth Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.3%
Australia 2.0%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	56,903	$ 2,303,793
Pro Medicus Ltd. (Health Care Technology)	9,220	1,182,166
		3,485,959
Canada 1.8%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	45,552	2,375,503
Constellation Software, Inc. (Software)	265	799,185
		3,174,688
China 3.0%
BYD Co. Ltd., Class H (Automobiles)	41,500	1,502,180
Chongqing Brewery Co. Ltd., Class A (Beverages)	110,574	901,915
SITC International Holdings Co. Ltd. (Marine Transportation)	557,000	1,576,260
Yadea Group Holdings Ltd. (Automobiles) (a)	700,000	1,213,774
		5,194,129
Denmark 0.8%
Novo Nordisk A/S, Class B (Pharmaceuticals)	12,204	1,358,007
France 1.8%
Edenred SE (Financial Services)	27,886	896,340
Hermes International SCA (Textiles, Apparel & Luxury Goods)	401	904,653
Sartorius Stedim Biotech (Life Sciences Tools & Services)	6,267	1,249,543
		3,050,536
Indonesia 0.6%
Bank Central Asia Tbk. PT (Banks)	1,477,700	965,048
Ireland 0.7%
Accenture plc, Class A (IT Services)	3,512	1,211,008
Italy 0.6%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	16,865	955,769
Japan 2.8%
BayCurrent, Inc. (Professional Services)	37,600	1,230,896
	Shares	Value

Japan (continued)
Goldwin, Inc. (Textiles, Apparel & Luxury Goods)	16,900	$ 885,153
Hoya Corp. (Health Care Equipment & Supplies)	13,300	1,814,154
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	5,400	834,310
		4,764,513
Jordan 0.5%
Hikma Pharmaceuticals plc (Pharmaceuticals)	34,389	822,561
Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	39,625	687,088
Grupo Financiero Banorte SAB de CV, Class O (Banks)	128,400	894,074
		1,581,162
Netherlands 1.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,070	723,010
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	16,577	1,766,018
		2,489,028
Portugal 0.8%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	69,982	1,360,317
Singapore 0.6%
Singapore Exchange Ltd. (Capital Markets)	118,600	1,017,372
South Africa 0.9%
FirstRand Ltd. (Financial Services)	370,128	1,618,654
Spain 2.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	15,579	1,128,608
Industria de Diseno Textil SA (Specialty Retail) (b)	53,425	3,039,312
		4,167,920
Sweden 2.1%
Atlas Copco AB, Class B (Machinery)	49,885	723,609
Epiroc AB, Class B (Machinery)	46,325	795,232

3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Evolution AB (Hotels, Restaurants & Leisure)	22,051	$ 2,079,980
		3,598,821
Switzerland 2.6%
EMS-Chemie Holding AG (Chemicals) (b)	1,276	981,879
Kuehne + Nagel International AG (Registered) (Marine Transportation)	5,845	1,459,304
Partners Group Holding AG (Capital Markets)	1,451	2,004,566
		4,445,749
Taiwan 2.6%
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	83,000	1,369,956
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	24,000	2,274,546
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	26,000	817,604
		4,462,106
Thailand 0.7%
Fabrinet (Electronic Equipment, Instruments & Components) (c)	5,268	1,269,430
United Kingdom 2.5%
Auto Trader Group plc (Interactive Media & Services) (a)	180,073	1,948,582
Games Workshop Group plc (Leisure Products)	5,731	883,825
Howden Joinery Group plc (Trading Companies & Distributors)	134,932	1,464,979
		4,297,386
United States 67.1%
Adobe, Inc. (Software) (c)	2,195	1,049,386
Alphabet, Inc., Class A (Interactive Media & Services)	10,996	1,881,526
Ameriprise Financial, Inc. (Capital Markets)	7,106	3,626,192
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,709	1,967,450
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,985	1,813,076
Arista Networks, Inc. (Communications Equipment) (c)	8,311	3,211,703
	Shares	Value

United States (continued)
Automatic Data Processing, Inc. (Professional Services)	6,187	$ 1,789,528
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,540	2,807,996
Chemed Corp. (Health Care Providers & Services)	4,176	2,256,042
Copart, Inc. (Commercial Services & Supplies) (c)	35,664	1,835,626
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,349	2,927,629
CSL Ltd. (Biotechnology)	8,716	1,645,945
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (c)	16,234	2,611,888
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	5,268	2,179,530
Donaldson Co., Inc. (Machinery)	16,918	1,237,721
Eagle Materials, Inc. (Construction Materials)	8,668	2,474,367
Electronic Arts, Inc. (Entertainment)	6,504	981,128
Eli Lilly & Co. (Pharmaceuticals)	2,379	1,973,951
EMCOR Group, Inc. (Construction & Engineering)	4,237	1,889,999
Encompass Health Corp. (Health Care Providers & Services)	17,500	1,740,550
Expeditors International of Washington, Inc. (Air Freight & Logistics)	10,476	1,246,644
Fastenal Co. (Trading Companies & Distributors)	34,765	2,717,928
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	8,510	1,681,097
Gentex Corp. (Automobile Components)	59,841	1,813,781
HCA Healthcare, Inc. (Health Care Providers & Services)	5,064	1,816,659
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	57,983	2,009,111
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (c)	1,899	772,741
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,154	1,435,059
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	24,402	1,814,289
LPL Financial Holdings, Inc. (Capital Markets)	10,772	3,039,643
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	53,429	1,350,685
Manhattan Associates, Inc. (Software) (c)	3,186	839,065
Mastercard, Inc., Class A (Financial Services)	5,738	2,866,647

4	NYLI Epoch Capital Growth Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Medpace Holdings, Inc. (Life Sciences Tools & Services) (c)	6,820	$ 2,142,980
Meta Platforms, Inc., Class A (Interactive Media & Services)	5,810	3,297,640
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (c)	1,041	1,344,712
Microsoft Corp. (Software)	5,483	2,228,017
Monster Beverage Corp. (Beverages) (c)	50,969	2,685,047
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	13,845	1,596,467
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,202	1,885,458
O'Reilly Automotive, Inc. (Specialty Retail) (c)	1,052	1,213,103
PACCAR, Inc. (Machinery)	18,021	1,879,230
Paychex, Inc. (Professional Services)	22,319	3,109,706
Pool Corp. (Distributors)	3,512	1,270,080
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	18,113	2,948,253
Regeneron Pharmaceuticals, Inc. (Biotechnology) (c)	2,246	1,882,597
Rollins, Inc. (Commercial Services & Supplies)	21,400	1,008,796
Starbucks Corp. (Hotels, Restaurants & Leisure)	14,896	1,455,339
TJX Cos., Inc. (The) (Specialty Retail)	14,417	1,629,554
TKO Group Holdings, Inc. (Entertainment) (c)	11,588	1,353,131
Ulta Beauty, Inc. (Specialty Retail) (c)	4,850	1,789,553
Union Pacific Corp. (Ground Transportation)	5,350	1,241,574
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,462	2,518,799
VeriSign, Inc. (IT Services) (c)	6,606	1,168,205
Verisk Analytics, Inc. (Professional Services)	5,248	1,441,731
Visa, Inc., Class A (Financial Services)	7,423	2,151,557
Waters Corp. (Life Sciences Tools & Services) (c)	2,767	894,045
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	3,522	1,084,529
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	16,898	2,216,342
	Shares	Value

United States (continued)
Zoetis, Inc. (Pharmaceuticals)	15,540	$ 2,778,241
		115,519,268
Total Common Stocks (Cost $126,027,464)		170,809,431

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (c)(d)(e)	721	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 0.7%
Affiliated Investment Company 0.1%
United States 0.1%
NYLI U.S. Government Liquidity Fund, 4.648% (f)	250,230	250,230
Unaffiliated Investment Company 0.6%
United States 0.6%
Invesco Government & Agency Portfolio, 4.855% (f)(g)	1,041,564	1,041,564
Total Short-Term Investments (Cost $1,291,794)		1,291,794
Total Investments (Cost $127,319,258)	100.0%	172,101,225
Other Assets, Less Liabilities	(0.0)‡	(40,739)
Net Assets	100.0%	$ 172,060,486

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
5

Portfolio of Investments October 31, 2024†^ (continued)
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $4,006,514; the total market value of collateral held by the Fund was $4,283,175. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,241,611. The Fund received cash collateral with a value of $1,041,564. (See Note 2(I))
(c)	Non-income producing security.
(d)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of October 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,119	$ 45,976	$ (46,845)	$ —	$ —	$ 250	$ 87	$ —	250
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Singapore	$ —	$ 1,017,372	$ —	$ 1,017,372
Taiwan	—	4,462,106	—	4,462,106
All Other Countries	165,329,953	—	—	165,329,953
Total Common Stocks	165,329,953	5,479,478	—	170,809,431
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	250,230	—	—	250,230
Unaffiliated Investment Company	1,041,564	—	—	1,041,564
Total Short-Term Investments	1,291,794	—	—	1,291,794
Total Investments in Securities	$ 166,621,747	$ 5,479,478	$ —	$ 172,101,225

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
6	NYLI Epoch Capital Growth Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Air Freight & Logistics	$1,246,644	0.7%
Automobile Components	1,813,781	1.1
Automobiles	2,715,954	1.6
Banks	1,859,122	1.1
Beverages	3,586,962	2.1
Biotechnology	3,528,542	2.0
Capital Markets	9,687,773	5.6
Chemicals	981,879	0.6
Commercial Services & Supplies	2,844,422	1.6
Communications Equipment	3,211,703	1.9
Construction & Engineering	1,889,999	1.1
Construction Materials	2,474,367	1.4
Consumer Staples Distribution & Retail	6,663,449	3.9
Distributors	1,270,080	0.7
Electronic Equipment, Instruments & Components	1,269,430	0.7
Entertainment	2,334,259	1.4
Financial Services	7,533,198	4.4
Ground Transportation	1,241,574	0.7
Health Care Equipment & Supplies	2,586,895	1.5
Health Care Providers & Services	8,332,050	4.8
Health Care Technology	1,182,166	0.7
Hotels, Restaurants & Leisure	11,363,592	6.6
Interactive Media & Services	7,127,748	4.1
IT Services	2,379,213	1.4
Leisure Products	883,825	0.5
Life Sciences Tools & Services	6,715,809	3.9
Machinery	4,635,792	2.7
Marine Transportation	3,035,564	1.8
Oil, Gas & Consumable Fuels	3,359,796	1.9
Pharmaceuticals	7,888,529	4.6
Professional Services	7,571,861	4.4
Semiconductors & Semiconductor Equipment	19,119,619	11.1
Software	4,915,653	2.9
Specialty Retail	7,671,522	4.5
Technology Hardware, Storage & Peripherals	3,563,917	2.1
Textiles, Apparel & Luxury Goods	5,771,650	3.4
Trading Companies & Distributors	5,864,004	3.4
Transportation Infrastructure	687,088	0.4
	170,809,431	99.3
	Value	Percent †^
Short-Term Investments	$1,291,794	0.7%
Other Assets, Less Liabilities	(40,739)	(0.0)‡
Net Assets	$172,060,486	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
7

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $127,069,028) including securities on loan of $4,006,514	$171,850,995
Investment in affiliated investment companies, at value (identified cost $250,230)	250,230
Cash denominated in foreign currencies (identified cost $47,955)	47,932
Receivables:
Investment securities sold	1,017,048
Dividends	190,429
Fund shares sold	87,831
Securities lending	1,660
Other assets	32,929
Total assets	173,479,054
Liabilities
Cash collateral received for securities on loan	1,041,564
Due to custodian	1,727
Payables:
Fund shares redeemed	207,099
Manager (See Note 3)	99,527
Transfer agent (See Note 3)	30,689
NYLIFE Distributors (See Note 3)	14,460
Custodian	14,160
Professional fees	8,610
Trustees	45
Shareholder communication	22
Investment securities purchased	21
Accrued expenses	644
Total liabilities	1,418,568
Net assets	$172,060,486
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,173
Additional paid-in-capital	120,510,363
120,521,536
Total distributable earnings (loss)	51,538,950
Net assets	$172,060,486
Class A
Net assets applicable to outstanding shares	$57,130,128
Shares of beneficial interest outstanding	3,720,783
Net asset value per share outstanding	$15.35
Maximum sales charge (5.50% of offering price)	0.89
Maximum offering price per share outstanding	$16.24
Investor Class
Net assets applicable to outstanding shares	$3,771,681
Shares of beneficial interest outstanding	248,299
Net asset value per share outstanding	$15.19
Maximum sales charge (5.00% of offering price)	0.80
Maximum offering price per share outstanding	$15.99
Class C
Net assets applicable to outstanding shares	$1,418,183
Shares of beneficial interest outstanding	99,208
Net asset value and offering price per share outstanding	$14.30
Class I
Net assets applicable to outstanding shares	$109,740,494
Shares of beneficial interest outstanding	7,104,996
Net asset value and offering price per share outstanding	$15.45

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Capital Growth Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $124,310)	$2,331,991
Dividends-affiliated	86,646
Securities lending, net	5,652
Total income	2,424,289
Expenses
Manager (See Note 3)	1,271,709
Transfer agent (See Note 3)	189,714
Distribution/Service—Class A (See Note 3)	131,889
Distribution/Service—Investor Class (See Note 3)	9,468
Distribution/Service—Class C (See Note 3)	14,082
Professional fees	70,023
Registration	68,121
Custodian	41,845
Shareholder communication	13,751
Trustees	4,242
Miscellaneous	14,086
Total expenses before waiver/reimbursement	1,828,930
Expense waiver/reimbursement from Manager (See Note 3)	(134,186)
Net expenses	1,694,744
Net investment income (loss)	729,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,130,394
Foreign currency transactions	829
Net realized gain (loss)	7,131,223
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	30,596,398
Translation of other assets and liabilities in foreign currencies	4,155
Net change in unrealized appreciation (depreciation)	30,600,553
Net realized and unrealized gain (loss)	37,731,776
Net increase (decrease) in net assets resulting from operations	$38,461,321
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$729,545	$611,011
Net realized gain (loss)	7,131,223	(391,298)
Net change in unrealized appreciation (depreciation)	30,600,553	8,705,536
Net increase (decrease) in net assets resulting from operations	38,461,321	8,925,249
Distributions to shareholders:
Class A	(187,510)	(257,794)
Investor Class	(11,877)	(11,851)
Class C	(346)	(8,497)
Class I	(581,113)	(609,460)
Total distributions to shareholders	(780,846)	(887,602)
Capital share transactions:
Net proceeds from sales of shares	63,678,026	78,496,435
Net asset value of shares issued to shareholders in reinvestment of distributions	775,082	880,683
Cost of shares redeemed	(57,558,076)	(24,019,094)
Increase (decrease) in net assets derived from capital share transactions	6,895,032	55,358,024
Net increase (decrease) in net assets	44,575,507	63,395,671
Net Assets
Beginning of year	127,484,979	64,089,308
End of year	$172,060,486	$127,484,979
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.98	$10.44	$17.09	$14.43	$13.20
Net investment income (loss) (a)	0.04	0.06	0.03	(0.01)	0.00‡
Net realized and unrealized gain (loss)	3.38	1.61	(2.86)	5.43	1.92
Total from investment operations	3.42	1.67	(2.83)	5.42	1.92
Less distributions:
From net investment income	(0.05)	(0.02)	—	(0.03)	(0.07)
From net realized gain on investments	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.05)	(0.13)	(3.82)	(2.76)	(0.69)
Net asset value at end of year	$15.35	$11.98	$10.44	$17.09	$14.43
Total investment return (b)	28.67%	16.09%	(20.79)%	42.61%	15.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.27%	0.51%	0.30%	(0.08)%	0.01%
Net expenses (c)	1.15%	1.15%	1.15%	1.15%	1.13%
Expenses (before waiver/reimbursement) (c)	1.23%	1.26%	1.25%	1.36%	1.16%
Portfolio turnover rate	33%	30%	31%	80%	43%
Net assets at end of year (in 000’s)	$57,130	$38,828	$20,880	$21,767	$6,733

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.87	$10.35	$17.02	$14.40	$13.16
Net investment income (loss) (a)	0.00‡	0.03	0.01	(0.05)	(0.02)
Net realized and unrealized gain (loss)	3.36	1.60	(2.86)	5.40	1.92
Total from investment operations	3.36	1.63	(2.85)	5.35	1.90
Less distributions:
From net investment income	(0.04)	—	—	(0.00)‡	(0.04)
From net realized gain on investments	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.04)	(0.11)	(3.82)	(2.73)	(0.66)
Net asset value at end of year	$15.19	$11.87	$10.35	$17.02	$14.40
Total investment return (b)	28.40%	15.81%	(21.04)%	42.05%	15.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.02%	0.26%	0.05%	(0.31)%	(0.17)%
Net expenses (c)	1.41%	1.41%	1.39%	1.42%	1.34%
Expenses (before waiver/reimbursement) (c)	1.41%	1.46%	1.44%	1.59%	1.36%
Portfolio turnover rate	33%	30%	31%	80%	43%
Net assets at end of year (in 000's)	$3,772	$3,195	$1,134	$1,648	$1,416

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.22	$9.86	$16.49	$14.10	$12.97
Net investment income (loss) (a)	(0.10)	(0.05)	(0.08)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	3.18	1.52	(2.73)	5.28	1.87
Total from investment operations	3.08	1.47	(2.81)	5.12	1.75
Less distributions:
From net investment income	—	—	—	—	(0.62)
From net realized gain on investments	(0.00)‡	(0.11)	(3.82)	(2.73)	—
Total distributions	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Net asset value at end of year	$14.30	$11.22	$9.86	$16.49	$14.10
Total investment return (b)	27.40%	14.97%	(21.60)%	41.17%	14.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.72)%	(0.43)%	(0.71)%	(1.09)%	(0.92)%
Net expenses (c)	2.15%	2.15%	2.14%	2.17%	2.09%
Expenses (before waiver/reimbursement) (c)	2.15%	2.20%	2.20%	2.34%	2.11%
Portfolio turnover rate	33%	30%	31%	80%	43%
Net assets at end of year (in 000’s)	$1,418	$1,091	$794	$1,288	$1,152

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.04	$10.49	$17.15	$14.47	$13.23
Net investment income (loss) (a)	0.08	0.09	0.06	0.03	0.04
Net realized and unrealized gain (loss)	3.41	1.62	(2.88)	5.45	1.92
Total from investment operations	3.49	1.71	(2.82)	5.48	1.96
Less distributions:
From net investment income	(0.08)	(0.05)	(0.02)	(0.07)	(0.10)
From net realized gain on investments	(0.00)‡	(0.11)	(3.82)	(2.73)	(0.62)
Total distributions	(0.08)	(0.16)	(3.84)	(2.80)	(0.72)
Net asset value at end of year	$15.45	$12.04	$10.49	$17.15	$14.47
Total investment return (b)	29.09%	16.39%	(20.63)%	42.99%	15.58%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.53%	0.75%	0.54%	0.21%	0.29%
Net expenses (c)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (before waiver/reimbursement) (c)	0.98%	1.01%	1.00%	1.10%	0.93%
Portfolio turnover rate	33%	30%	31%	80%	43%
Net assets at end of year (in 000’s)	$109,740	$84,371	$41,282	$53,944	$56,502

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Capital Growth Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Capital Growth Fund (formerly known as MainStay Epoch Capital Growth Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 30, 2016
Investor Class	June 30, 2016
Class C	June 30, 2016
Class I	June 30, 2016
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or

13

Notes to Financial Statements (continued)
liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

14	NYLI Epoch Capital Growth Fund

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity
Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually.
15

Notes to Financial Statements (continued)
Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.

16	NYLI Epoch Capital Growth Fund

(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York
Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,271,709 and waived fees and/or reimbursed expenses in the amount of $134,186 and paid the Subadvisor fees in the amount of $568,761.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C
17

Notes to Financial Statements (continued)
shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $23,733 and $516, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $1,464 and $2,522, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$56,249	$—
Investor Class	10,589	—
Class C	3,933	—
Class I	118,943	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$128,437,676	$46,775,335	$(3,111,786)	$43,663,549
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$4,099,917	$3,806,021	$(30,854)	$43,663,866	$51,538,950
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(6,435)	$6,435
The reclassifications for the Fund are primarily due to non-deductible excise taxes paid and utilizing tax equalization.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$742,149	$223,315
Long-Term Capital Gains	38,697	664,287
Total	$780,846	$887,602
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

18	NYLI Epoch Capital Growth Fund

Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $61,150 and $54,072, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,198,106	$17,216,436
Shares issued to shareholders in reinvestment of distributions	13,900	183,616
Shares redeemed	(776,668)	(11,347,356)
Net increase (decrease) in shares outstanding before conversion	435,338	6,052,696
Shares converted into Class A (See Note 1)	45,433	673,090
Shares converted from Class A (See Note 1)	(1,748)	(25,910)
Net increase (decrease)	479,023	$6,699,876
Year ended October 31, 2023:
Shares sold	1,628,163	$19,874,450
Shares issued to shareholders in reinvestment of distributions	23,071	256,316
Shares redeemed	(430,284)	(5,125,878)
Net increase (decrease) in shares outstanding before conversion	1,220,950	15,004,888
Shares converted into Class A (See Note 1)	19,946	241,280
Net increase (decrease)	1,240,896	$15,246,168

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	56,394	$813,335
Shares issued to shareholders in reinvestment of distributions	907	11,877
Shares redeemed	(40,202)	(585,102)
Net increase (decrease) in shares outstanding before conversion	17,099	240,110
Shares converted into Investor Class (See Note 1)	3,637	52,646
Shares converted from Investor Class (See Note 1)	(41,570)	(612,699)
Net increase (decrease)	(20,834)	$(319,943)
Year ended October 31, 2023:
Shares sold	182,305	$2,235,615
Shares issued to shareholders in reinvestment of distributions	1,067	11,776
Shares redeemed	(9,749)	(116,399)
Net increase (decrease) in shares outstanding before conversion	173,623	2,130,992
Shares converted into Investor Class (See Note 1)	1,556	19,187
Shares converted from Investor Class (See Note 1)	(15,543)	(186,386)
Net increase (decrease)	159,636	$1,963,793

19

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	37,421	$514,194
Shares issued to shareholders in reinvestment of distributions	24	297
Shares redeemed	(29,003)	(400,650)
Net increase (decrease) in shares outstanding before conversion	8,442	113,841
Shares converted from Class C (See Note 1)	(6,513)	(87,127)
Net increase (decrease)	1,929	$26,714
Year ended October 31, 2023:
Shares sold	175,065	$1,997,848
Shares issued to shareholders in reinvestment of distributions	809	8,497
Shares redeemed	(152,718)	(1,745,171)
Net increase (decrease) in shares outstanding before conversion	23,156	261,174
Shares converted from Class C (See Note 1)	(6,440)	(74,081)
Net increase (decrease)	16,716	$187,093

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,146,818	$45,134,061
Shares issued to shareholders in reinvestment of distributions	43,720	579,292
Shares redeemed	(3,092,956)	(45,224,968)
Net increase (decrease)	97,582	$488,385
Year ended October 31, 2023:
Shares sold	4,429,760	$54,388,522
Shares issued to shareholders in reinvestment of distributions	54,227	604,094
Shares redeemed	(1,412,291)	(17,031,646)
Net increase (decrease)	3,071,696	$37,960,970
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI Epoch Capital Growth Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch Capital Growth Fund (formerly MainStay Epoch Capital Growth Fund) (the Fund), one of the funds constituting New York Life Investment Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $38,697 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $694,126 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 70.53% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
22	NYLI Epoch Capital Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
23

NYLI Epoch International Choice Fund
(formerly known as MainStay Epoch International Choice Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 97.6%
Denmark 3.9%
Novo Nordisk A/S, Class B (Pharmaceuticals)	83,162	$ 9,253,899
France 14.5%
Airbus SE (Aerospace & Defense)	52,188	7,956,532
AXA SA (Insurance)	203,394	7,637,268
BNP Paribas SA (Banks)	105,343	7,190,325
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	6,516	4,322,127
TotalEnergies SE (Oil, Gas & Consumable Fuels)	120,968	7,552,861
		34,659,113
Germany 8.5%
Deutsche Post AG (Air Freight & Logistics)	181,360	7,285,341
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services) (a)	239,411	7,244,865
Vonovia SE (Real Estate Management & Development)	172,467	5,658,046
		20,188,252
Japan 23.8%
Asahi Group Holdings Ltd. (Beverages)	688,100	8,330,656
Keyence Corp. (Electronic Equipment, Instruments & Components)	22,300	10,241,503
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	25,400	3,924,345
Mitsubishi UFJ Financial Group, Inc. (Banks)	582,200	6,240,047
Nissan Chemical Corp. (Chemicals)	156,800	5,370,457
Rohto Pharmaceutical Co. Ltd. (Personal Care Products)	288,000	6,526,155
Sony Group Corp. (Household Durables)	599,800	10,751,318
Suzuki Motor Corp. (Automobiles)	551,000	5,593,771
		56,978,252
Netherlands 4.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,605	2,435,936
NN Group NV (Insurance)	160,018	7,865,752
		10,301,688
Republic of Korea 1.4%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	3,243	3,434,337
	Shares	Value

Spain 2.4%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	77,816	$ 5,637,314
Sweden 5.2%
Epiroc AB, Class A (Machinery) (a)	255,612	4,975,708
Evolution AB (Hotels, Restaurants & Leisure)	79,526	7,501,361
		12,477,069
United Kingdom 23.1%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	165,176	11,752,273
Beazley plc (Insurance)	631,371	6,150,687
Coca-Cola Europacific Partners plc (Beverages)	83,895	6,376,020
Compass Group plc (Hotels, Restaurants & Leisure)	125,025	4,054,519
Lloyds Banking Group plc (Banks)	11,383,142	7,838,048
RELX plc (Professional Services)	150,091	6,889,840
Severn Trent plc (Water Utilities)	108,882	3,605,418
Unilever plc (Personal Care Products)	140,733	8,583,444
		55,250,249
United States 10.5%
BP plc (Oil, Gas & Consumable Fuels)	794,609	3,859,188
CSL Ltd. (Biotechnology)	37,993	7,174,666
Linde plc (Chemicals)	18,290	8,342,984
Schneider Electric SE (Electrical Equipment)	22,199	5,727,660
		25,104,498
Total Common Stocks (Cost $223,349,910)		233,284,671
Short-Term Investments 1.0%
Affiliated Investment Company 0.9%
United States 0.9%
NYLI U.S. Government Liquidity Fund, 4.648% (b)	2,241,375	2,241,375

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 0.1%
United States 0.1%
Invesco Government & Agency Portfolio, 4.855% (b)(c)	138,675	$ 138,675
Total Short-Term Investments (Cost $2,380,050)		2,380,050
Total Investments (Cost $225,729,960)	98.6%	235,664,721
Other Assets, Less Liabilities	1.4	3,282,361
Net Assets	100.0%	$ 238,947,082

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $4,477,901; the total market value of collateral held by the Fund was $4,870,617. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,731,942. The Fund received cash collateral with a value of $138,675. (See Note 2(I))
(b)	Current yield as of October 31, 2024.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,332	$ 95,910	$ (96,001)	$ —	$ —	$ 2,241	$ 172	$ —	2,241
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch International Choice Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 233,284,671	$ —	$ —	$ 233,284,671
Short-Term Investments
Affiliated Investment Company	2,241,375	—	—	2,241,375
Unaffiliated Investment Company	138,675	—	—	138,675
Total Short-Term Investments	2,380,050	—	—	2,380,050
Total Investments in Securities	$ 235,664,721	$ —	$ —	$ 235,664,721

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Aerospace & Defense	$7,956,532	3.3%
Air Freight & Logistics	7,285,341	3.0
Automobiles	5,593,771	2.3
Banks	21,268,420	8.9
Beverages	14,706,676	6.2
Biotechnology	7,174,666	3.0
Chemicals	13,713,441	5.7
Diversified Telecommunication Services	7,244,865	3.0
Electrical Equipment	5,727,660	2.4
Electronic Equipment, Instruments & Components	10,241,503	4.3
Hotels, Restaurants & Leisure	17,193,194	7.2
Household Durables	10,751,318	4.5
Insurance	21,653,707	9.1
Machinery	4,975,708	2.1
Oil, Gas & Consumable Fuels	11,412,049	4.8
Personal Care Products	15,109,599	6.3
Pharmaceuticals	21,006,172	8.8
Professional Services	6,889,840	2.9
Real Estate Management & Development	5,658,046	2.4
Semiconductors & Semiconductor Equipment	6,360,281	2.7
Technology Hardware, Storage & Peripherals	3,434,337	1.4
Textiles, Apparel & Luxury Goods	4,322,127	1.8
Water Utilities	3,605,418	1.5
	233,284,671	97.6
Short-Term Investments	2,380,050	1.0
Other Assets, Less Liabilities	3,282,361	1.4
Net Assets	$238,947,082	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch International Choice Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $223,488,585) including securities on loan of $4,477,901	$233,423,346
Investment in affiliated investment companies, at value (identified cost $2,241,375)	2,241,375
Cash denominated in foreign currencies (identified cost $1,342,624)	1,362,991
Receivables:
Dividends	2,835,327
Fund shares sold	2,250
Securities lending	1,364
Investment securities sold	940
Other assets	34,346
Total assets	239,901,939
Liabilities
Cash collateral received for securities on loan	138,675
Payables:
Investment securities purchased	584,347
Manager (See Note 3)	152,101
Fund shares redeemed	24,691
Custodian	21,495
Transfer agent (See Note 3)	17,870
NYLIFE Distributors (See Note 3)	7,065
Shareholder communication	3,183
Professional fees	2,614
Trustees	67
Accrued expenses	2,749
Total liabilities	954,857
Net assets	$238,947,082
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,894
Additional paid-in-capital	275,757,201
275,763,095
Total distributable earnings (loss)	(36,816,013)
Net assets	$238,947,082
Class A
Net assets applicable to outstanding shares	$28,137,037
Shares of beneficial interest outstanding	694,410
Net asset value per share outstanding	$40.52
Maximum sales charge (5.50% of offering price)	2.36
Maximum offering price per share outstanding	$42.88
Investor Class
Net assets applicable to outstanding shares	$3,670,648
Shares of beneficial interest outstanding	90,828
Net asset value per share outstanding	$40.41
Maximum sales charge (5.00% of offering price)	2.13
Maximum offering price per share outstanding	$42.54
Class C
Net assets applicable to outstanding shares	$84,618
Shares of beneficial interest outstanding	2,124
Net asset value and offering price per share outstanding(a)	$39.83
Class I
Net assets applicable to outstanding shares	$207,003,182
Shares of beneficial interest outstanding	5,105,320
Net asset value and offering price per share outstanding	$40.55
SIMPLE Class
Net assets applicable to outstanding shares	$51,597
Shares of beneficial interest outstanding	1,277
Net asset value and offering price per share outstanding(a)	$40.41

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $553,546)	$5,592,722
Dividends-affiliated	171,545
Securities lending, net	20,873
Total income	5,785,140
Expenses
Manager (See Note 3)	1,766,001
Professional fees	128,248
Transfer agent (See Note 3)	115,286
Distribution/Service—Class A (See Note 3)	72,406
Distribution/Service—Investor Class (See Note 3)	10,199
Distribution/Service—Class C (See Note 3)	1,414
Distribution/Service—Class R2 (See Note 3)(a)	4,427
Distribution/Service—Class R3 (See Note 3)(a)	4,084
Distribution/Service—SIMPLE Class (See Note 3)	232
Registration	90,918
Custodian	56,873
Shareholder communication	7,956
Trustees	5,192
Shareholder service (See Note 3)	2,612
Miscellaneous	22,384
Total expenses before waiver/reimbursement	2,288,232
Expense waiver/reimbursement from Manager (See Note 3)	(71,198)
Net expenses	2,217,034
Net investment income (loss)	3,568,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	16,790,944
Foreign currency transactions	(51,792)
Net realized gain (loss)	16,739,152
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,685,073
Translation of other assets and liabilities in foreign currencies	74,890
Net change in unrealized appreciation (depreciation)	12,759,963
Net realized and unrealized gain (loss)	29,499,115
Net increase (decrease) in net assets resulting from operations	$33,067,221

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch International Choice Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,568,106	$3,518,079
Net realized gain (loss)	16,739,152	11,232,602
Net change in unrealized appreciation (depreciation)	12,759,963	14,764,124
Net increase (decrease) in net assets resulting from operations	33,067,221	29,514,805
Distributions to shareholders:
Class A	(411,771)	(204,408)
Investor Class	(49,979)	(28,190)
Class C	(47)	—
Class I	(2,984,898)	(2,313,006)
Class R1(a)	(2,387)	(374)
Class R2(a)	(76,146)	(52,601)
Class R3(a)	(27,571)	(14,715)
SIMPLE Class	(500)	(155)
Total distributions to shareholders	(3,553,299)	(2,613,449)
Capital share transactions:
Net proceeds from sales of shares	52,745,507	14,480,791
Net asset value of shares issued to shareholders in reinvestment of distributions	3,527,905	2,592,955
Cost of shares redeemed	(42,808,833)	(52,917,475)
Increase (decrease) in net assets derived from capital share transactions	13,464,579	(35,843,729)
Net increase (decrease) in net assets	42,978,501	(8,942,373)
Net Assets
Beginning of year	195,968,581	204,910,954
End of year	$238,947,082	$195,968,581

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$35.17	$31.28	$41.50	$33.68	$35.57
Net investment income (loss) (a)	0.56	0.54	0.35	0.34	0.17
Net realized and unrealized gain (loss)	5.35	3.68	(9.61)	7.66	(1.14)
Total from investment operations	5.91	4.22	(9.26)	8.00	(0.97)
Less distributions:
From net investment income	(0.56)	(0.33)	(0.96)	(0.18)	(0.92)
Net asset value at end of year	$40.52	$35.17	$31.28	$41.50	$33.68
Total investment return (b)	16.90%	13.52%	(22.84)%(c)	23.80%	(2.87)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.38%	1.44%	0.97%	0.83%	0.48%
Net expenses (d)	1.23%	1.22%	1.23%	1.21%	1.20%(e)
Portfolio turnover rate	60%	34%	49%	43%	52%
Net assets at end of year (in 000’s)	$28,137	$26,164	$19,445	$26,613	$20,108

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.89)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$35.08	$31.20	$41.39	$33.60	$35.49
Net investment income (loss) (a)	0.43	0.42	0.24	0.20	0.08
Net realized and unrealized gain (loss)	5.35	3.69	(9.60)	7.68	(1.13)
Total from investment operations	5.78	4.11	(9.36)	7.88	(1.05)
Less distributions:
From net investment income	(0.45)	(0.23)	(0.83)	(0.09)	(0.84)
Net asset value at end of year	$40.41	$35.08	$31.20	$41.39	$33.60
Total investment return (b)	16.58%	13.19%	(23.07)%(c)	23.48%	(3.10)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.06%	1.13%	0.67%	0.50%	0.23%
Net expenses (d)	1.54%	1.51%	1.52%	1.50%	1.46%(e)
Expenses (before waiver/reimbursement) (d)	1.71%	1.68%	1.63%	1.59%	1.46%(e)
Portfolio turnover rate	60%	34%	49%	43%	52%
Net assets at end of year (in 000's)	$3,671	$3,892	$3,795	$5,341	$5,308

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.12)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch International Choice Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$34.44	$30.66	$40.33	$32.90	$34.73
Net investment income (loss) (a)	0.16	0.14	(0.01)	(0.28)	(0.17)
Net realized and unrealized gain (loss)	5.24	3.64	(9.49)	7.71	(1.13)
Total from investment operations	5.40	3.78	(9.50)	7.43	(1.30)
Less distributions:
From net investment income	(0.01)	—	(0.17)	—	(0.53)
Net asset value at end of year	$39.83	$34.44	$30.66	$40.33	$32.90
Total investment return (b)	15.71%	12.33%	(23.66)%(c)	22.55%	(3.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.40%	0.38%	(0.02)%	(0.71)%	(0.51)%
Net expenses (d)	2.29%	2.26%	2.27%	2.25%	2.21%(e)
Expenses (before waiver/reimbursement) (d)	2.46%	2.43%	2.38%	2.28%	2.21%(e)
Portfolio turnover rate	60%	34%	49%	43%	52%
Net assets at end of year (in 000’s)	$85	$207	$339	$1,081	$4,740

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.71)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$35.19	$31.30	$41.52	$33.69	$35.58
Net investment income (loss) (a)	0.68	0.62	0.45	0.40	0.26
Net realized and unrealized gain (loss)	5.35	3.71	(9.61)	7.70	(1.14)
Total from investment operations	6.03	4.33	(9.16)	8.10	(0.88)
Less distributions:
From net investment income	(0.67)	(0.44)	(1.06)	(0.27)	(1.01)
Net asset value at end of year	$40.55	$35.19	$31.30	$41.52	$33.69
Total investment return (b)	17.24%	13.84%	(22.63)%(c)	24.11%	(2.61)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%	1.67%	1.27%	0.99%	0.76%
Net expenses (d)	0.95%	0.95%	0.95%	0.95%	0.95%(e)
Expenses (before waiver/reimbursement) (d)	0.98%	0.97%	0.98%	0.96%	0.96%(e)
Portfolio turnover rate	60%	34%	49%	43%	52%
Net assets at end of year (in 000’s)	$207,003	$157,911	$173,142	$241,084	$252,974

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.68)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$35.07	$31.16	$41.39	$33.59	$35.90*
Net investment income (loss) (a)	0.44	0.38	0.14	0.11	(0.02)
Net realized and unrealized gain (loss)	5.37	3.70	(9.60)	7.69	(2.29)
Total from investment operations	5.81	4.08	(9.46)	7.80	(2.31)
Less distributions:
From net investment income	(0.47)	(0.17)	(0.77)	—	—
Net asset value at end of year	$40.41	$35.07	$31.16	$41.39	$33.59
Total investment return (b)	16.64%	13.10%	(23.26)%(c)	23.19%	(6.43)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.10%	1.03%	0.40%	0.27%	(0.29)%††
Net expenses (d)	1.48%	1.58%	1.77%	1.74%	1.69%††(e)
Expenses (before waiver/reimbursement) (d)	1.48%	1.58%	1.88%	1.86%	1.69%††(e)
Portfolio turnover rate	60%	34%	49%	43%	52%
Net assets at end of year (in 000’s)	$52	$37	$28	$34	$23

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.31)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch International Choice Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 1, 2006
Investor Class	April 29, 2008
Class C	September 1, 2006
Class I	December 31, 1997
SIMPLE Class	August 31, 2020
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

13

Notes to Financial Statements (continued)
materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in

14	NYLI Epoch International Choice Fund

accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on
15

Notes to Financial Statements (continued)
securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties

16	NYLI Epoch International Choice Fund

and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $5 billion; 0.775% from $5 billion to $7.5 billion; and 0.75% in excess of $7.5 billion. During the year ended October 31, 2024, the effective management fee rate was 0.81% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,766,001 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $71,198 and paid the Subadvisor fees in the amount of $850,930.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plan, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R1 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
17

Notes to Financial Statements (continued)
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$24
Class R2*	1,771
Class R3*	817

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $753 and $264, respectively.
During the year ended October 31, 2024, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$12,523	$—
Investor Class	21,049	(6,815)
Class C	736	(242)
Class I	79,496	—
Class R1*	13	—
Class R2*	992	—
Class R3*	458	—
SIMPLE Class	19	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$29,169	56.5%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$225,749,242	$84,049,087	$(74,133,608)	$9,915,479
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,586,416	$(50,517,807)	$—	$10,115,378	$(36,816,013)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $50,517,807, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$50,518	$—
The Fund utilized $16,706,103 of capital loss carryforwards during the year ended October 31, 2024.

18	NYLI Epoch International Choice Fund

During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$3,553,299	$2,613,449
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $141,961 and $128,409, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	28,408	$1,172,642
Shares issued to shareholders in reinvestment of distributions	10,587	406,964
Shares redeemed	(100,789)	(4,060,388)
Net increase (decrease) in shares outstanding before conversion	(61,794)	(2,480,782)
Shares converted into Class A (See Note 1)	12,185	495,660
Net increase (decrease)	(49,609)	$(1,985,122)
Year ended October 31, 2023:
Shares sold	216,462	$7,624,665
Shares issued to shareholders in reinvestment of distributions	5,801	201,594
Shares redeemed	(104,849)	(3,898,138)
Net increase (decrease) in shares outstanding before conversion	117,414	3,928,121
Shares converted into Class A (See Note 1)	4,881	185,534
Net increase (decrease)	122,295	$4,113,655

19

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,226	$49,039
Shares issued to shareholders in reinvestment of distributions	1,298	49,921
Shares redeemed	(10,945)	(440,476)
Net increase (decrease) in shares outstanding before conversion	(8,421)	(341,516)
Shares converted into Investor Class (See Note 1)	159	6,382
Shares converted from Investor Class (See Note 1)	(11,861)	(482,037)
Net increase (decrease)	(20,123)	$(817,171)
Year ended October 31, 2023:
Shares sold	3,972	$149,834
Shares issued to shareholders in reinvestment of distributions	810	28,159
Shares redeemed	(11,345)	(420,451)
Net increase (decrease) in shares outstanding before conversion	(6,563)	(242,458)
Shares converted into Investor Class (See Note 1)	450	16,840
Shares converted from Investor Class (See Note 1)	(4,577)	(174,139)
Net increase (decrease)	(10,690)	$(399,757)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	38	$1,496
Shares issued to shareholders in reinvestment of distributions	1	46
Shares redeemed	(3,418)	(135,812)
Net increase (decrease) in shares outstanding before conversion	(3,379)	(134,270)
Shares converted from Class C (See Note 1)	(502)	(20,005)
Net increase (decrease)	(3,881)	$(154,275)
Year ended October 31, 2023:
Shares sold	3,748	$136,472
Shares redeemed	(8,028)	(296,006)
Net increase (decrease) in shares outstanding before conversion	(4,280)	(159,534)
Shares converted from Class C (See Note 1)	(770)	(28,235)
Net increase (decrease)	(5,050)	$(187,769)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,252,225	$51,180,919
Shares issued to shareholders in reinvestment of distributions	77,328	2,967,058
Shares redeemed	(712,063)	(28,934,874)
Net increase (decrease)	617,490	$25,213,103
Year ended October 31, 2023:
Shares sold	131,195	$5,036,280
Shares issued to shareholders in reinvestment of distributions	66,235	2,297,693
Shares redeemed	(1,241,537)	(45,229,500)
Net increase (decrease)	(1,044,107)	$(37,895,527)

Class R1	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	17	$648
Shares issued to shareholders in reinvestment of distributions	62	2,388
Shares redeemed	(3,795)	(151,067)
Net increase (decrease)	(3,716)	$(148,031)
Year ended October 31, 2023:
Shares sold	2,833	$102,178
Shares issued to shareholders in reinvestment of distributions	11	374
Shares redeemed	(167)	(6,248)
Net increase (decrease)	2,677	$96,304

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	6,058	$236,996
Shares issued to shareholders in reinvestment of distributions	1,924	74,011
Shares redeemed	(156,036)	(6,213,796)
Net increase (decrease)	(148,054)	$(5,902,789)
Year ended October 31, 2023:
Shares sold	26,339	$991,406
Shares issued to shareholders in reinvestment of distributions	1,454	50,560
Shares redeemed	(60,673)	(2,239,388)
Net increase (decrease)	(32,880)	$(1,197,422)

20	NYLI Epoch International Choice Fund

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2,442	$95,035
Shares issued to shareholders in reinvestment of distributions	705	27,017
Shares redeemed	(72,453)	(2,872,400)
Net increase (decrease)	(69,306)	$(2,750,348)
Year ended October 31, 2023:
Shares sold	11,642	$434,488
Shares issued to shareholders in reinvestment of distributions	417	14,420
Shares redeemed	(22,419)	(827,724)
Net increase (decrease)	(10,360)	$(378,816)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	215	$8,732
Shares issued to shareholders in reinvestment of distributions	13	500
Shares redeemed	(1)	(20)
Net increase (decrease)	227	$9,212
Year ended October 31, 2023:
Shares sold	146	$5,468
Shares issued to shareholders in reinvestment of distributions	5	155
Shares redeemed	(1)	(20)
Net increase (decrease)	150	$5,603

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch International Choice Fund (formerly MainStay Epoch International Choice Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
22	NYLI Epoch International Choice Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $4,033,908 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2024:
•    the total amount of taxes credited to foreign countries was $522,174.
•    the total amount of income sourced from foreign countries was $3,969,366.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
24

NYLI Balanced Fund
(formerly known as MainStay Balanced Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 32.0%
Asset-Backed Securities 0.9%
Other Asset-Backed Securities 0.9%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.606% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	$ 750,000	$ 753,910
Barings CLO Ltd.
Series 2024-1A, Class B
6.717% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)	500,000	504,235
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.726% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	700,000	703,194
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.318% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	1,100,000	1,103,157
Invesco US CLO Ltd.
Series 2024-3A, Class A
6.829% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	446,720
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.167% (3 Month SOFR + 1.55%), due 7/20/36 (a)(b)	500,000	500,509
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	303,604	269,040
		4,280,765
Total Asset-Backed Securities (Cost $4,294,372)		4,280,765
Corporate Bonds 13.6%
Aerospace & Defense 0.2%
BAE Systems plc
5.125%, due 3/26/29 (a)	850,000	857,956
HEICO Corp.
5.35%, due 8/1/33	210,000	211,788
		1,069,744
Auto Manufacturers 0.5%
Ford Motor Co.
3.25%, due 2/12/32	205,000	171,511
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	450,000	443,693
	Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
4.90%, due 10/6/29	$ 605,000	$ 596,573
6.05%, due 10/10/25	595,000	601,019
Hyundai Capital America
5.68%, due 6/26/28 (a)	580,000	592,142
		2,404,938
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	320,000	278,406
BorgWarner, Inc.
4.95%, due 8/15/29	330,000	328,690
		607,096
Banks 4.1%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	400,000	410,236
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	987,171
2.087%, due 6/14/29	865,000	784,604
5.202%, due 4/25/29	660,000	666,482
5.518%, due 10/25/35	175,000	173,692
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	175,000	191,203
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	405,000	431,023
Citigroup, Inc. (c)
5.61%, due 9/29/26	1,050,000	1,055,733
6.174%, due 5/25/34	410,000	424,882
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	265,000	282,829
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	850,000	851,484
Deutsche Bank AG
7.079%, due 2/10/34 (c)	270,000	283,221
Goldman Sachs Group, Inc. (The)
6.484%, due 10/24/29 (c)	345,000	363,994
HSBC Holdings plc (c)
6.547%, due 6/20/34	330,000	349,752
7.39%, due 11/3/28	470,000	500,694
JPMorgan Chase & Co. (c)
5.012%, due 1/23/30	600,000	602,353
5.04%, due 1/23/28	625,000	628,354

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
JPMorgan Chase & Co. (c) (continued)
5.546%, due 12/15/25	$ 730,000	$ 730,202
5.571%, due 4/22/28	295,000	300,269
5.581%, due 4/22/30	595,000	610,332
Lloyds Banking Group plc
5.679% (1 Year Treasury Constant Maturity Rate + 1.75%), due 1/5/35 (b)	405,000	410,276
Morgan Stanley (c)
4.679%, due 7/17/26	1,314,000	1,309,965
5.173%, due 1/16/30	160,000	161,383
5.32%, due 7/19/35	185,000	185,697
5.656%, due 4/18/30	310,000	318,232
Morgan Stanley Bank NA
4.754%, due 4/21/26	425,000	426,624
4.952%, due 1/14/28 (c)	250,000	251,032
PNC Financial Services Group, Inc. (The) (c)
6.615%, due 10/20/27	545,000	564,336
6.875%, due 10/20/34	20,000	22,227
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	335,000	328,193
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	243,417
Truist Financial Corp.
5.122%, due 1/26/34 (c)	160,000	156,803
U.S. Bancorp (c)
4.653%, due 2/1/29	150,000	149,091
6.787%, due 10/26/27	385,000	399,593
UBS AG
7.95%, due 1/9/25	1,000,000	1,005,112
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	340,000	344,828
6.442%, due 8/11/28 (c)	550,000	570,979
Wells Fargo & Co. (c)
5.198%, due 1/23/30	845,000	853,400
5.499%, due 1/23/35	385,000	390,479
		18,720,177
	Principal Amount	Value

Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	$ 345,000	$ 338,762
Keurig Dr Pepper, Inc.
Series 10
5.20%, due 3/15/31	130,000	131,958
		470,720
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	304,099
5.25%, due 3/2/30	310,000	316,209
		620,308
Chemicals 0.2%
Celanese US Holdings LLC
6.33%, due 7/15/29	420,000	434,372
6.55%, due 11/15/30	230,000	241,010
		675,382
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	377,972
Computers 0.1%
Dell International LLC
4.85%, due 2/1/35	135,000	129,688
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	530,000	519,929
		649,617
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	530,000	520,210
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	430,000	448,798
American Express Co.
6.489%, due 10/30/31 (c)	390,000	420,091
ARES Management Corp.
6.375%, due 11/10/28	425,000	448,042
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	626,961
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	470,000	493,694
Intercontinental Exchange, Inc.
3.625%, due 9/1/28	125,000	120,140
		3,077,936

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Balanced Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electric 1.7%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 40,000	$ 39,020
American Electric Power Co., Inc.
5.625%, due 3/1/33	220,000	224,644
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	45,000	43,089
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	420,396
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	194,248
Duke Energy Corp.
2.45%, due 6/1/30	240,000	211,006
4.50%, due 8/15/32	140,000	134,555
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,042
Enel Finance America LLC
7.10%, due 10/14/27 (a)	420,000	445,132
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	222,858
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	373,425
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	648,871
Georgia Power Co.
4.65%, due 5/16/28	755,000	755,809
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	330,000	334,699
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	405,523
6.10%, due 1/15/29	240,000	249,200
6.15%, due 1/15/33	450,000	470,879
6.40%, due 6/15/33	110,000	117,063
PECO Energy Co.
4.90%, due 6/15/33	310,000	309,389
Southern California Edison Co.
5.30%, due 3/1/28	380,000	386,941
5.95%, due 11/1/32	605,000	640,174
Southern Co. (The)
5.15%, due 10/6/25	220,000	221,053
5.70%, due 10/15/32	100,000	104,586
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	372,599
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	292,456
		7,688,657
	Principal Amount	Value

Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	$ 370,000	$ 367,553
Honeywell International, Inc.
5.00%, due 3/1/35	375,000	376,743
		744,296
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	224,000	209,263
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	401,050
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	123,590
Tyson Foods, Inc.
5.40%, due 3/15/29	525,000	533,914
		657,504
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	462,393
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	223,074
		685,467
Healthcare-Products 0.3%
Baxter International, Inc.
3.95%, due 4/1/30	610,000	581,516
Solventum Corp.
5.45%, due 2/25/27 (a)	605,000	612,964
		1,194,480
Healthcare-Services 0.2%
Cigna Group (The)
5.25%, due 2/15/34	195,000	194,382
Elevance Health, Inc.
4.75%, due 2/15/30	315,000	313,201
HCA, Inc.
3.625%, due 3/15/32	620,000	557,615
		1,065,198
Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	643,000	603,823
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Insurance 0.4%
Corebridge Global Funding (a)
5.20%, due 1/12/29	$ 545,000	$ 549,495
5.20%, due 6/24/29	325,000	327,270
RGA Global Funding
6.00%, due 11/21/28 (a)	705,000	731,809
		1,608,574
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	369,531
Meta Platforms, Inc.
3.85%, due 8/15/32	440,000	414,509
		784,040
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	420,000	426,799
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	643,572
Paramount Global
4.20%, due 5/19/32	340,000	296,289
		939,861
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	195,000	198,102
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	209,000	192,665
Oil & Gas 0.2%
Occidental Petroleum Corp.
5.20%, due 8/1/29	535,000	533,667
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	405,000	428,358
		962,025
Packaging & Containers 0.1%
Berry Global, Inc.
5.65%, due 1/15/34 (a)	305,000	304,554
	Principal Amount	Value

Pharmaceuticals 0.3%
AbbVie, Inc.
2.95%, due 11/21/26	$ 240,000	$ 232,796
5.05%, due 3/15/34	385,000	387,861
CVS Health Corp.
5.40%, due 6/1/29	330,000	333,223
Merck & Co., Inc.
2.15%, due 12/10/31	415,000	352,472
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	210,000	206,892
		1,513,244
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	280,577
Energy Transfer LP
3.75%, due 5/15/30	185,000	172,562
5.75%, due 2/15/33	205,000	208,975
Enterprise Products Operating LLC
4.85%, due 1/31/34	415,000	407,113
MPLX LP
5.50%, due 6/1/34	385,000	384,230
Targa Resources Corp.
5.50%, due 2/15/35	260,000	259,423
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	756,416
		2,469,296
Real Estate Investment Trusts 0.5%
American Tower Corp.
2.10%, due 6/15/30	660,000	567,244
CubeSmart LP
2.25%, due 12/15/28	340,000	307,103
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	250,000	226,514
5.50%, due 4/15/35	365,000	358,088
5.70%, due 7/1/34	290,000	290,573
Simon Property Group LP
1.75%, due 2/1/28	425,000	389,231
		2,138,753
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	385,000	322,263
4.95%, due 6/25/34	375,000	375,106
Lowe's Cos., Inc.
4.80%, due 4/1/26	310,000	310,784

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Balanced Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Lowe's Cos., Inc. (continued)
5.00%, due 4/15/33	$ 205,000	$ 204,755
5.15%, due 7/1/33	105,000	106,226
		1,319,134
Semiconductors 0.3%
Broadcom, Inc.
2.45%, due 2/15/31 (a)	385,000	332,473
2.60%, due 2/15/33 (a)	120,000	99,590
4.35%, due 2/15/30	160,000	155,755
Intel Corp.
5.125%, due 2/10/30	290,000	289,156
5.15%, due 2/21/34	200,000	195,397
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	431,206
		1,503,577
Software 0.3%
Fiserv, Inc.
5.35%, due 3/15/31	505,000	516,530
Oracle Corp.
4.30%, due 7/8/34	300,000	280,076
4.50%, due 5/6/28	220,000	218,866
6.15%, due 11/9/29	170,000	179,847
		1,195,319
Telecommunications 0.7%
AT&T, Inc.
2.25%, due 2/1/32	415,000	345,803
4.35%, due 3/1/29	955,000	941,938
Rogers Communications, Inc.
3.80%, due 3/15/32	505,000	460,313
T-Mobile USA, Inc.
2.625%, due 4/15/26	675,000	653,445
2.625%, due 2/15/29	135,000	123,111
5.75%, due 1/15/34	405,000	421,915
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	312,297
		3,258,822
Transportation 0.2%
Norfolk Southern Corp.
3.00%, due 3/15/32	250,000	220,863
Union Pacific Corp.
2.80%, due 2/14/32	245,000	215,884
	Principal Amount	Value

Transportation (continued)
United Parcel Service, Inc.
4.45%, due 4/1/30	$ 220,000	$ 218,291
5.15%, due 5/22/34	375,000	381,028
		1,036,066
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	230,000	232,609
Total Corporate Bonds (Cost $61,481,738)		62,007,068
Foreign Government Bond 0.1%
France 0.1%
Electricite de France SA
5.65%, due 4/22/29 (a)	370,000	379,521
Total Foreign Government Bond (Cost $369,523)		379,521
Mortgage-Backed Securities 0.5%
Agency (Collateralized Mortgage Obligation) 0.2%
FHLMC
REMIC, Series 5425, Class KB
6.00%, due 6/25/54	1,000,000	1,010,620
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	890,837
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(d)	432,794	436,135
Total Mortgage-Backed Securities (Cost $2,500,600)		2,337,592
U.S. Government & Federal Agencies 16.9%
United States Treasury Bonds 0.1%
U.S. Treasury Bonds
4.625%, due 5/15/44	330,000	331,650
United States Treasury Notes 16.8%
U.S. Treasury Notes
2.75%, due 6/30/25	5,900,000	5,839,444
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
3.50%, due 9/30/26	$ 30,545,700	$ 30,173,424
3.50%, due 9/30/29	6,885,000	6,686,518
3.625%, due 9/30/31	13,705,000	13,214,618
3.875%, due 10/15/27	19,100,000	18,968,688
3.875%, due 8/15/34	1,665,000	1,610,888
		76,493,580
Total U.S. Government & Federal Agencies (Cost $77,983,571)		76,825,230
Total Long-Term Bonds (Cost $146,629,804)		145,830,176

	Shares

Common Stocks 58.6%
Aerospace & Defense 1.7%
General Dynamics Corp.	11,620	3,388,508
L3Harris Technologies, Inc.	18,126	4,485,641
		7,874,149
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	32,934	4,415,132
Automobile Components 0.9%
Gentex Corp.	134,320	4,071,239
Banks 4.5%
JPMorgan Chase & Co.	45,099	10,008,370
M&T Bank Corp.	18,851	3,669,913
PNC Financial Services Group, Inc. (The)	19,301	3,633,799
Regions Financial Corp.	128,225	3,060,731
		20,372,813
Beverages 1.3%
Keurig Dr Pepper, Inc.	107,924	3,556,096
Pernod Ricard SA, Sponsored ADR (France) (e)	94,197	2,341,737
		5,897,833
Biotechnology 1.1%
Gilead Sciences, Inc.	54,948	4,880,481
Building Products 1.6%
Fortune Brands Innovations, Inc.	37,300	3,108,209
	Shares	Value

Building Products (continued)
Johnson Controls International plc	55,863	$ 4,220,450
		7,328,659
Capital Markets 5.9%
Ares Management Corp.	25,170	4,220,506
Intercontinental Exchange, Inc.	23,208	3,617,431
KKR & Co., Inc.	25,937	3,585,531
LPL Financial Holdings, Inc.	11,070	3,123,733
Morgan Stanley	36,450	4,237,312
Nasdaq, Inc.	39,127	2,892,268
Raymond James Financial, Inc.	36,679	5,436,561
		27,113,342
Chemicals 1.4%
Axalta Coating Systems Ltd. (f)	83,082	3,150,470
Celanese Corp.	24,092	3,034,869
		6,185,339
Communications Equipment 2.5%
Cisco Systems, Inc.	126,149	6,909,181
F5, Inc. (f)	19,683	4,603,460
		11,512,641
Consumer Staples Distribution & Retail 0.8%
U.S. Foods Holding Corp. (f)	58,591	3,612,135
Diversified Consumer Services 0.6%
H&R Block, Inc.	43,276	2,584,876
Electrical Equipment 0.9%
Emerson Electric Co.	38,234	4,139,595
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	79,785	3,796,968
Entertainment 0.9%
Electronic Arts, Inc.	27,680	4,175,528
Food Products 0.7%
Archer-Daniels-Midland Co.	58,023	3,203,450
Gas Utilities 0.9%
Atmos Energy Corp.	29,892	4,148,412
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	50,667	2,638,737

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Balanced Fund

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp. (f)	47,830	$ 4,018,677
Health Care Providers & Services 3.9%
Centene Corp. (f)	61,000	3,797,860
Elevance Health, Inc.	10,201	4,139,158
UnitedHealth Group, Inc.	17,781	10,037,374
		17,974,392
Hotels, Restaurants & Leisure 1.4%
Starbucks Corp.	34,765	3,396,540
Wyndham Hotels & Resorts, Inc.	31,781	2,806,898
		6,203,438
Household Durables 0.6%
Lennar Corp., Class A	17,290	2,944,487
Industrial Conglomerates 0.8%
3M Co.	26,788	3,441,454
Insurance 2.7%
American International Group, Inc.	60,122	4,562,057
Everest Group Ltd.	8,347	2,968,277
MetLife, Inc.	57,828	4,534,872
		12,065,206
Interactive Media & Services 0.7%
Alphabet, Inc., Class C	17,768	3,068,356
IT Services 0.8%
Amdocs Ltd.	43,607	3,826,296
Machinery 0.7%
Middleby Corp. (The) (f)	24,003	3,113,189
Media 0.8%
Omnicom Group, Inc.	36,817	3,718,517
Multi-Utilities 1.6%
Sempra	52,351	4,364,503
WEC Energy Group, Inc.	32,646	3,118,672
		7,483,175
Oil, Gas & Consumable Fuels 4.9%
Antero Resources Corp. (f)	108,867	2,817,478
ConocoPhillips	38,337	4,199,435
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	135,667	$ 3,245,155
EOG Resources, Inc.	27,851	3,396,708
Hess Corp.	17,185	2,311,039
Phillips 66	27,563	3,357,725
Targa Resources Corp.	16,810	2,806,597
		22,134,137
Personal Care Products 1.4%
Kenvue, Inc.	151,773	3,480,155
Unilever plc, Sponsored ADR (United Kingdom)	44,689	2,722,007
		6,202,162
Pharmaceuticals 5.1%
AstraZeneca plc, Sponsored ADR (United Kingdom)	37,848	2,692,885
Johnson & Johnson	48,523	7,756,887
Merck & Co., Inc.	39,519	4,043,584
Pfizer, Inc.	199,901	5,657,199
Roche Holding AG	10,381	3,220,508
		23,371,063
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (f)	25,016	3,276,346
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV (China)	17,009	3,988,611
QUALCOMM, Inc.	15,281	2,487,288
		6,475,899
Software 0.5%
Adobe, Inc. (f)	5,114	2,444,901
Specialized REITs 1.6%
Crown Castle, Inc.	33,567	3,608,117
Gaming and Leisure Properties, Inc.	76,702	3,849,673
		7,457,790
Total Common Stocks (Cost $210,273,758)		267,170,814
Exchange-Traded Funds 7.8%
iShares Intermediate Government/Credit Bond ETF (e)	93,615	9,835,192
iShares Russell 1000 Value ETF	33,933	6,368,545
Vanguard Intermediate-Term Treasury ETF (e)	192,276	11,305,829
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Russell 1000 Value (e)	100,622	$ 8,291,253
Total Exchange-Traded Funds (Cost $32,564,171)		35,800,819
Short-Term Investments 3.1%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 4.648% (g)	4,133,553	4,133,553
Unaffiliated Investment Company 2.2%
Invesco Government & Agency Portfolio, 4.855% (g)(h)	9,811,503	9,811,503
Total Short-Term Investments (Cost $13,945,056)		13,945,056
Total Investments (Cost $403,412,789)	101.5%	462,746,865
Other Assets, Less Liabilities	(1.5)	(6,725,898)
Net Assets	100.0%	$ 456,020,967

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(e)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $18,270,869; the total market value of collateral held by the Fund was $18,767,335. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,955,832. The Fund received cash collateral with a value of $9,811,503. (See Note 2(I))
(f)	Non-income producing security.
(g)	Current yield as of October 31, 2024.
(h)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Balanced Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 2,083	$ 55,344	$ (53,293)	$ —	$ —	$ 4,134	$ 124	$ —	4,134
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	115	December 2024	$ 12,615,495	$ 12,331,953	$ (283,542)
U.S. Treasury 10 Year Notes	1	December 2024	113,752	110,469	(3,283)
U.S. Treasury 10 Year Ultra Bonds	7	December 2024	827,506	796,250	(31,256)
Total Long Contracts					(318,081)
Short Contracts
U.S. Treasury 2 Year Notes	(20)	December 2024	(4,142,007)	(4,118,906)	23,101
U.S. Treasury Long Bonds	(3)	December 2024	(374,081)	(353,907)	20,174
U.S. Treasury Ultra Bonds	(2)	December 2024	(268,194)	(251,250)	16,944
Total Short Contracts					60,219
Net Unrealized Depreciation					$ (257,862)

1.	As of October 31, 2024, cash in the amount of $156,835 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 4,280,765	$ —	$ 4,280,765
Corporate Bonds	—	62,007,068	—	62,007,068
Foreign Government Bond	—	379,521	—	379,521
Mortgage-Backed Securities	—	2,337,592	—	2,337,592
U.S. Government & Federal Agencies	—	76,825,230	—	76,825,230
Total Long-Term Bonds	—	145,830,176	—	145,830,176
Common Stocks	267,170,814	—	—	267,170,814
Exchange-Traded Funds	35,800,819	—	—	35,800,819
Short-Term Investments
Affiliated Investment Company	4,133,553	—	—	4,133,553
Unaffiliated Investment Company	9,811,503	—	—	9,811,503
Total Short-Term Investments	13,945,056	—	—	13,945,056
Total Investments in Securities	316,916,689	145,830,176	—	462,746,865
Other Financial Instruments
Futures Contracts (b)	60,219	—	—	60,219
Total Investments in Securities and Other Financial Instruments	$ 316,976,908	$ 145,830,176	$ —	$ 462,807,084
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (318,081)	$ —	$ —	$ (318,081)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Balanced Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $399,279,236) including securities on loan of $18,270,869	$458,613,312
Investment in affiliated investment companies, at value (identified cost $4,133,553)	4,133,553
Cash	1,938,499
Cash collateral on deposit at broker for futures contracts	156,835
Receivables:
Investment securities sold	2,307,737
Dividends and interest	1,199,649
Fund shares sold	211,508
Securities lending	7,010
Other assets	37,131
Total assets	468,605,234
Liabilities
Cash collateral received for securities on loan	9,811,503
Payables:
Investment securities purchased	2,119,156
Manager (See Note 3)	254,205
Fund shares redeemed	154,935
Transfer agent (See Note 3)	99,958
NYLIFE Distributors (See Note 3)	91,958
Variation margin on futures contracts	16,134
Professional fees	15,584
Custodian	14,342
Shareholder communication	5,932
Trustees	49
Accrued expenses	511
Total liabilities	12,584,267
Net assets	$456,020,967
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$14,350
Additional paid-in-capital	382,049,514
382,063,864
Total distributable earnings (loss)	73,957,103
Net assets	$456,020,967
Class A
Net assets applicable to outstanding shares	$358,862,774
Shares of beneficial interest outstanding	11,294,447
Net asset value per share outstanding	$31.77
Maximum sales charge (3.00% of offering price)	0.98
Maximum offering price per share outstanding	$32.75
Investor Class
Net assets applicable to outstanding shares	$34,818,835
Shares of beneficial interest outstanding	1,095,802
Net asset value per share outstanding	$31.77
Maximum sales charge (2.50% of offering price)	0.81
Maximum offering price per share outstanding	$32.58
Class B
Net assets applicable to outstanding shares	$685,337
Shares of beneficial interest outstanding	21,862
Net asset value and offering price per share outstanding	$31.35
Class C
Net assets applicable to outstanding shares	$8,183,360
Shares of beneficial interest outstanding	261,165
Net asset value and offering price per share outstanding	$31.33
Class I
Net assets applicable to outstanding shares	$53,409,122
Shares of beneficial interest outstanding	1,674,625
Net asset value and offering price per share outstanding	$31.89
Class R6
Net assets applicable to outstanding shares	$61,539
Shares of beneficial interest outstanding	1,927
Net asset value and offering price per share outstanding(a)	$31.93

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$7,163,233
Dividends-unaffiliated (net of foreign tax withholding of $44,205)	7,076,103
Dividends-affiliated	123,774
Securities lending, net	37,556
Total income	14,400,666
Expenses
Manager (See Note 3)	2,954,886
Distribution/Service—Class A (See Note 3)	876,344
Distribution/Service—Investor Class (See Note 3)	93,632
Distribution/Service—Class B (See Note 3)	18,442
Distribution/Service—Class C (See Note 3)	98,235
Distribution/Service—Class R2 (See Note 3)(a)	260
Distribution/Service—Class R3 (See Note 3)(a)	2,632
Transfer agent (See Note 3)	598,471
Registration	105,097
Professional fees	96,853
Custodian	39,894
Shareholder communication	24,183
Trustees	10,803
Shareholder service (See Note 3)	656
Miscellaneous	33,883
Total expenses before waiver/reimbursement	4,954,271
Expense waiver/reimbursement from Manager (See Note 3)	(54,061)
Net expenses	4,900,210
Net investment income (loss)	9,500,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	17,713,849
Futures transactions	18,206
Foreign currency transactions	1,418
Net realized gain (loss)	17,733,473
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	50,425,041
Futures contracts	(92,582)
Translation of other assets and liabilities in foreign currencies	1,142
Net change in unrealized appreciation (depreciation)	50,333,601
Net realized and unrealized gain (loss)	68,067,074
Net increase (decrease) in net assets resulting from operations	$77,567,530

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Balanced Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,500,456	$9,538,218
Net realized gain (loss)	17,733,473	(485,097)
Net change in unrealized appreciation (depreciation)	50,333,601	(12,348,597)
Net increase (decrease) in net assets resulting from operations	77,567,530	(3,295,476)
Distributions to shareholders:
Class A	(7,614,829)	(7,916,075)
Investor Class	(696,573)	(791,702)
Class B	(19,048)	(50,948)
Class C	(108,826)	(167,807)
Class I	(1,299,474)	(1,495,744)
Class R1(a)	(600)	(4,769)
Class R2(a)	(1,468)	(12,812)
Class R3(a)	(4,982)	(38,396)
Class R6	(1,451)	(1,952)
Total distributions to shareholders	(9,747,251)	(10,480,205)
Capital share transactions:
Net proceeds from sales of shares	34,526,594	61,966,081
Net asset value of shares issued to shareholders in reinvestment of distributions	9,589,554	10,314,554
Cost of shares redeemed	(91,032,711)	(92,500,140)
Increase (decrease) in net assets derived from capital share transactions	(46,916,563)	(20,219,505)
Net increase (decrease) in net assets	20,903,716	(33,995,186)
Net Assets
Beginning of year	435,117,251	469,112,437
End of year	$456,020,967	$435,117,251

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$27.34	$28.21	$37.09	$29.72	$30.98
Net investment income (loss) (a)	0.64	0.59	0.36	0.27	0.36
Net realized and unrealized gain (loss)	4.45	(0.82)	(2.03)	7.70	(0.54)
Total from investment operations	5.09	(0.23)	(1.67)	7.97	(0.18)
Less distributions:
From net investment income	(0.66)	(0.61)	(0.33)	(0.28)	(0.41)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.66)	(0.64)	(7.21)	(0.60)	(1.08)
Net asset value at end of year	$31.77	$27.34	$28.21	$37.09	$29.72
Total investment return (b)	18.73%	(0.86)%	(5.35)%	27.03%	(0.53)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.10%	2.06%	1.22%	0.78%	1.21%
Net expenses (c)	1.06%	1.06%	1.06%	1.08%	1.13%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000’s)	$358,863	$328,665	$345,376	$343,224	$252,574

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$27.34	$28.20	$37.10	$29.75	$31.01
Net investment income (loss) (a)	0.56	0.51	0.28	0.19	0.29
Net realized and unrealized gain (loss)	4.45	(0.80)	(2.03)	7.69	(0.55)
Total from investment operations	5.01	(0.29)	(1.75)	7.88	(0.26)
Less distributions:
From net investment income	(0.58)	(0.54)	(0.27)	(0.21)	(0.33)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.58)	(0.57)	(7.15)	(0.53)	(1.00)
Net asset value at end of year	$31.77	$27.34	$28.20	$37.10	$29.75
Total investment return (b)	18.41%	(1.08)%	(5.62)%	26.68%	(0.75)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	1.81%	0.95%	0.54%	0.97%
Net expenses (c)	1.32%	1.31%	1.32%	1.35%	1.38%
Expenses (before waiver/reimbursement) (c)	1.43%	1.41%	1.34%	1.37%	1.40%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000's)	$34,819	$36,675	$40,341	$46,706	$47,358

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$26.97	$27.81	$36.72	$29.56	$30.82
Net investment income (loss) (a)	0.36	0.30	0.05	(0.07)	0.07
Net realized and unrealized gain (loss)	4.36	(0.80)	(1.99)	7.63	(0.54)
Total from investment operations	4.72	(0.50)	(1.94)	7.56	(0.47)
Less distributions:
From net investment income	(0.34)	(0.31)	(0.09)	(0.08)	(0.12)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.34)	(0.34)	(6.97)	(0.40)	(0.79)
Net asset value at end of year	$31.35	$26.97	$27.81	$36.72	$29.56
Total investment return (b)	17.56%	(1.83)%	(6.30)%	25.74%	(1.51)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.21%	1.06%	0.18%	(0.21)%	0.23%
Net expenses (c)	2.07%	2.07%	2.07%	2.10%	2.13%
Expenses (before waiver/reimbursement) (c)	2.18%	2.16%	2.09%	2.12%	2.15%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000’s)	$685	$2,999	$5,798	$9,645	$10,671

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$26.95	$27.80	$36.71	$29.55	$30.81
Net investment income (loss) (a)	0.34	0.30	0.06	(0.07)	0.07
Net realized and unrealized gain (loss)	4.38	(0.81)	(2.00)	7.63	(0.54)
Total from investment operations	4.72	(0.51)	(1.94)	7.56	(0.47)
Less distributions:
From net investment income	(0.34)	(0.31)	(0.09)	(0.08)	(0.12)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.34)	(0.34)	(6.97)	(0.40)	(0.79)
Net asset value at end of year	$31.33	$26.95	$27.80	$36.71	$29.55
Total investment return (b)	17.57%	(1.87)%	(6.30)%	25.75%	(1.51)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.13%	1.06%	0.19%	(0.20)%	0.23%
Net expenses (c)	2.07%	2.07%	2.07%	2.10%	2.13%
Expenses (before waiver/reimbursement) (c)	2.18%	2.16%	2.09%	2.12%	2.15%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000’s)	$8,183	$11,121	$17,020	$26,050	$30,769

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$27.44	$28.31	$37.19	$29.80	$31.06
Net investment income (loss) (a)	0.72	0.66	0.44	0.37	0.44
Net realized and unrealized gain (loss)	4.46	(0.81)	(2.03)	7.70	(0.55)
Total from investment operations	5.18	(0.15)	(1.59)	8.07	(0.11)
Less distributions:
From net investment income	(0.73)	(0.69)	(0.41)	(0.36)	(0.48)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.73)	(0.72)	(7.29)	(0.68)	(1.15)
Net asset value at end of year	$31.89	$27.44	$28.31	$37.19	$29.80
Total investment return (b)	19.02%	(0.61)%	(5.09)%	27.32%	(0.27)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.36%	2.30%	1.47%	1.08%	1.47%
Net expenses (c)	0.81%	0.81%	0.81%	0.84%	0.88%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000’s)	$53,409	$53,113	$57,772	$72,481	$152,036

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$27.47	$28.35	$37.23	$29.83	$31.06
Net investment income (loss) (a)	0.74	0.69	0.46	0.39	0.61
Net realized and unrealized gain (loss)	4.48	(0.83)	(2.03)	7.73	(0.69)
Total from investment operations	5.22	(0.14)	(1.57)	8.12	(0.08)
Less distributions:
From net investment income	(0.76)	(0.71)	(0.43)	(0.40)	(0.48)
From net realized gain on investments	—	(0.03)	(6.88)	(0.32)	(0.67)
Total distributions	(0.76)	(0.74)	(7.31)	(0.72)	(1.15)
Net asset value at end of year	$31.93	$27.47	$28.35	$37.23	$29.83
Total investment return (b)	19.14%	(0.51)%	(5.04)%	27.45%	(0.17)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%	2.40%	1.55%	1.12%	1.94%
Net expenses (c)	0.72%	0.72%	0.73%	0.74%	0.78%
Portfolio turnover rate	230%	313%	290%	182%	217%
Net assets at end of year (in 000’s)	$62	$52	$53	$61	$49

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Balanced Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Balanced Fund (formerly known as MainStay Balanced Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class B	January 2, 2004
Class C	December 30, 2002
Class I	May 1, 1989
Class R6	December 15, 2017
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at
NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fees.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for

19

Notes to Financial Statements (continued)
determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.

20	NYLI Balanced Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on
21

Notes to Financial Statements (continued)
securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract.
Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

22	NYLI Balanced Fund

liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$60,219	$60,219
Total Fair Value	$60,219	$60,219

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

23

Notes to Financial Statements (continued)
Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(318,081)	$(318,081)
Total Fair Value	$(318,081)	$(318,081)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$18,206	$18,206
Total Net Realized Gain (Loss)	$18,206	$18,206

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(92,582)	$(92,582)
Total Net Change in Unrealized Appreciation (Depreciation)	$(92,582)	$(92,582)

Average Notional Amount	Total
Futures Contracts Long	$14,174,199
Futures Contracts Short	$(3,174,848)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. The Fund’s subadvisor changed effective March 5, 2021 due to the removal of MacKay Shields LLC ("MacKay Shields") as a subadvisor to the equity portion of the Fund and the appointment of Wellington Management Company LLP (“Wellington” or the “Subadvisor”) as a subadvisor to the equity portion of the Fund. Wellington, a registered investment adviser, is responsible for the day-to-day portfolio management of the equity portion of the Fund, pursuant to the terms of a
Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Under the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended October 31, 2024, the effective management fee rate was 0.65% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,954,886 and waived fees and/or reimbursed expenses, including the voluntary waiver/reimbursement of certain class specific expenses in the amount of $54,061 and paid Wellington and NYL Investors $714,416 and $489,408, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life

24	NYLI Balanced Fund

Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$26
Class R2*	104
Class R3*	526

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $20,221 and $2,065, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $26,417, $36 and $1,405, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$322,240	$—
Investor Class	172,012	(41,204)
Class B	8,533	(2,084)
Class C	45,173	(10,773)
Class I	49,892	—
Class R1*	24	—
Class R2*	97	—
Class R3*	496	—
Class R6	4	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$37,882	61.6%
25

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$405,375,420	$65,093,701	$(7,726,017)	$57,367,684
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$5,267,749	$11,319,632	$—	$57,369,722	$73,957,103
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments and mark to market of futures.
The Fund utilized $643,875 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$9,747,251	$9,944,673
Long-Term Capital Gains	—	535,532
Total	$9,747,251	$10,480,205
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of U.S. government securities were $831,523 and $845,820, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $180,296 and $210,056, respectively.

26	NYLI Balanced Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	913,476	$27,623,837
Shares issued to shareholders in reinvestment of distributions	245,029	7,482,614
Shares redeemed	(2,160,588)	(65,094,339)
Net increase (decrease) in shares outstanding before conversion	(1,002,083)	(29,987,888)
Shares converted into Class A (See Note 1)	278,136	8,552,256
Shares converted from Class A (See Note 1)	(4,420)	(134,066)
Net increase (decrease)	(728,367)	$(21,569,698)
Year ended October 31, 2023:
Shares sold	1,548,082	$44,180,228
Shares issued to shareholders in reinvestment of distributions	274,607	7,784,603
Shares redeemed	(2,164,362)	(61,622,715)
Net increase (decrease) in shares outstanding before conversion	(341,673)	(9,657,884)
Shares converted into Class A (See Note 1)	133,110	3,781,693
Shares converted from Class A (See Note 1)	(13,254)	(377,528)
Net increase (decrease)	(221,817)	$(6,253,719)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	36,287	$1,092,265
Shares issued to shareholders in reinvestment of distributions	22,782	695,073
Shares redeemed	(122,459)	(3,696,094)
Net increase (decrease) in shares outstanding before conversion	(63,390)	(1,908,756)
Shares converted into Investor Class (See Note 1)	31,300	947,451
Shares converted from Investor Class (See Note 1)	(213,791)	(6,606,635)
Net increase (decrease)	(245,881)	$(7,567,940)
Year ended October 31, 2023:
Shares sold	64,061	$1,827,161
Shares issued to shareholders in reinvestment of distributions	27,830	789,111
Shares redeemed	(130,944)	(3,733,182)
Net increase (decrease) in shares outstanding before conversion	(39,053)	(1,116,910)
Shares converted into Investor Class (See Note 1)	36,922	1,060,041
Shares converted from Investor Class (See Note 1)	(86,523)	(2,454,105)
Net increase (decrease)	(88,654)	$(2,510,974)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	967	$29,015
Shares issued to shareholders in reinvestment of distributions	618	18,529
Shares redeemed	(30,819)	(916,645)
Net increase (decrease) in shares outstanding before conversion	(29,234)	(869,101)
Shares converted from Class B (See Note 1)	(60,118)	(1,792,994)
Net increase (decrease)	(89,352)	$(2,662,095)
Year ended October 31, 2023:
Shares sold	2,287	$64,388
Shares issued to shareholders in reinvestment of distributions	1,744	48,820
Shares redeemed	(47,813)	(1,340,758)
Net increase (decrease) in shares outstanding before conversion	(43,782)	(1,227,550)
Shares converted from Class B (See Note 1)	(53,489)	(1,507,157)
Net increase (decrease)	(97,271)	$(2,734,707)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	31,695	$960,278
Shares issued to shareholders in reinvestment of distributions	3,600	108,628
Shares redeemed	(158,263)	(4,730,041)
Net increase (decrease) in shares outstanding before conversion	(122,968)	(3,661,135)
Shares converted from Class C (See Note 1)	(28,470)	(849,259)
Net increase (decrease)	(151,438)	$(4,510,394)
Year ended October 31, 2023:
Shares sold	42,430	$1,204,480
Shares issued to shareholders in reinvestment of distributions	5,996	167,716
Shares redeemed	(218,174)	(6,111,194)
Net increase (decrease) in shares outstanding before conversion	(169,748)	(4,738,998)
Shares converted from Class C (See Note 1)	(29,912)	(841,362)
Net increase (decrease)	(199,660)	$(5,580,360)

27

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	151,995	$4,608,025
Shares issued to shareholders in reinvestment of distributions	41,718	1,276,967
Shares redeemed	(458,261)	(13,870,528)
Net increase (decrease) in shares outstanding before conversion	(264,548)	(7,985,536)
Shares converted into Class I (See Note 1)	4,154	126,066
Shares converted from Class I (See Note 1)	(870)	(27,180)
Net increase (decrease)	(261,264)	$(7,886,650)
Year ended October 31, 2023:
Shares sold	491,436	$14,118,732
Shares issued to shareholders in reinvestment of distributions	51,766	1,472,892
Shares redeemed	(660,021)	(18,893,780)
Net increase (decrease) in shares outstanding before conversion	(116,819)	(3,302,156)
Shares converted into Class I (See Note 1)	12,813	366,508
Shares converted from Class I (See Note 1)	(969)	(28,090)
Net increase (decrease)	(104,975)	$(2,963,738)

Class R1	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	213	$6,072
Shares issued to shareholders in reinvestment of distributions	21	600
Shares redeemed	(5,858)	(174,282)
Net increase (decrease)	(5,624)	$(167,610)
Year ended October 31, 2023:
Shares sold	1,365	$38,947
Shares issued to shareholders in reinvestment of distributions	168	4,769
Shares redeemed	(2,149)	(59,921)
Net increase (decrease)	(616)	$(16,205)

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	112	$3,189
Shares issued to shareholders in reinvestment of distributions	30	878
Shares redeemed	(17,191)	(509,540)
Net increase (decrease)	(17,049)	$(505,473)
Year ended October 31, 2023:
Shares sold	828	$23,643
Shares issued to shareholders in reinvestment of distributions	296	8,404
Shares redeemed	(7,102)	(198,535)
Net increase (decrease)	(5,978)	$(166,488)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	6,954	$203,907
Shares issued to shareholders in reinvestment of distributions	168	4,814
Shares redeemed	(68,530)	(2,040,606)
Net increase (decrease) in shares outstanding before conversion	(61,408)	(1,831,885)
Shares converted from Class R3 (See Note 1)	(7,263)	(215,639)
Net increase (decrease)	(68,671)	$(2,047,524)
Year ended October 31, 2023:
Shares sold	16,350	$466,567
Shares issued to shareholders in reinvestment of distributions	1,284	36,287
Shares redeemed	(17,400)	(496,225)
Net increase (decrease)	234	$6,629

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	1	$6
Shares issued to shareholders in reinvestment of distributions	47	1,451
Shares redeemed	(21)	(636)
Net increase (decrease)	27	$821
Year ended October 31, 2023:
Shares sold	1,497	$41,935
Shares issued to shareholders in reinvestment of distributions	69	1,952
Shares redeemed	(1,534)	(43,830)
Net increase (decrease)	32	$57

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.

28	NYLI Balanced Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Balanced Fund (formerly MainStay Balanced Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trusts (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
29

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $3,838,604 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 36.42% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
30	NYLI Balanced Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
31

NYLI Floating Rate Fund
(formerly known as MainStay Floating Rate Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 93.9%
Asset-Backed Securities 3.8%
Other Asset-Backed Securities 3.8%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.656% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 790,812
Series 2024-1A, Class D
8.506% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,270,935
720 East CLO VI Ltd. (a)(b)(c)
Series 2024-3A, Class B
6.211% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,556
Series 2024-3A, Class D2
8.661% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,250,246
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.847% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,017,860
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.847% (3 Month SOFR + 2.20%), due 10/16/36	1,500,000	1,513,022
Series 2023-20A, Class D
8.647% (3 Month SOFR + 4.00%), due 10/16/36	1,276,785	1,292,187
Carlyle U.S. CLO Ltd. (a)(b)
Series 2022-2A, Class A2
6.617% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,506,217
Series 2022-2A, Class D
12.017% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,506,637
Elmwood CLO 35 Ltd. (a)(b)(c)
Series 2024-11A, Class B
6.162% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,000,177
Series 2024-11A, Class D2
8.512% (3 Month SOFR + 4.00%), due 10/18/37	600,000	600,118
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.367% (3 Month SOFR + 1.75%), due 10/20/37	1,250,000	1,255,224
Series 2023-2A, Class B
7.406% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,266,738
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b) (continued)
Series 2022-1A, Class D1R
7.617% (3 Month SOFR + 3.00%), due 10/20/37	$ 1,250,000	$ 1,253,319
Series 2023-2A, Class D
10.056% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,284,198
Galaxy 30 CLO Ltd.
Series 2022-30A, Class C
6.856% (3 Month SOFR + 2.20%), due 4/15/35 (a)(b)	2,000,000	2,008,152
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.917% (3 Month SOFR + 2.30%), due 10/20/36	1,500,000	1,516,874
Series 2023-32A, Class D
8.917% (3 Month SOFR + 4.30%), due 10/20/36	1,500,000	1,538,717
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
6.568% (3 Month SOFR + 1.912%), due 7/15/34	2,500,000	2,502,970
Series 2021-31A, Class E
10.918% (3 Month SOFR + 6.262%), due 7/15/34	2,500,000	2,511,927
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
6.859% (3 Month SOFR + 2.212%), due 7/17/35	2,500,000	2,512,407
Series 2021-43A, Class E
10.909% (3 Month SOFR + 6.262%), due 7/17/35	2,500,000	2,512,322
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
6.579% (3 Month SOFR + 1.962%), due 7/20/34	2,500,000	2,501,462
Series 2021-1A, Class E
11.629% (3 Month SOFR + 7.012%), due 7/20/34	2,500,000	2,506,105
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.867% (3 Month SOFR + 2.25%), due 10/20/36	1,500,000	1,513,476
Series 2023-16A, Class D
8.617% (3 Month SOFR + 4.00%), due 10/20/36	1,500,000	1,528,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.656% (3 Month SOFR + 2.00%), due 4/15/37	$ 1,250,000	$ 1,259,316
Series 2022-2A, Class D1R
7.617% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,874,933
Series 2021-4A, Class D
7.868% (3 Month SOFR + 3.212%), due 10/15/34	1,500,000	1,510,985
Series 2024-1A, Class D
8.056% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,269,286
Series 2022-2A, Class D2R
8.817% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,892,781
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
6.529% (3 Month SOFR + 1.912%), due 4/20/34	2,500,000	2,502,742
Series 2021-1A, Class E
11.129% (3 Month SOFR + 6.512%), due 4/20/34	2,500,000	2,511,770
Total Asset-Backed Securities (Cost $58,031,018)		58,476,860
Corporate Bonds 9.0%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	269,628
TransDigm, Inc.
7.125%, due 12/1/31 (a)	1,000,000	1,034,773
		1,304,401
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,909,673
United Airlines, Inc.
4.375%, due 4/15/26 (a)	800,000	786,180
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	1,964,764
		5,660,617
Auto Manufacturers 0.3%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,908,029
	Principal Amount	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	$ 2,000,000	$ 2,100,720
		4,008,749
Building Materials 0.6%
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,490,000	1,523,215
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	754,584
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,000,000	2,048,668
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	1,750,000	1,780,186
Wilsonart LLC
11.00%, due 8/15/32 (a)	3,000,000	2,954,274
		9,060,927
Chemicals 0.7%
ASP Unifrax Holdings, Inc.
7.10% (1.25% Cash and 5.85% PIK), due 9/30/29 (a)(d)	547,500	323,025
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,289,624
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	2,330,000	2,468,223
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,640,000	1,682,656
9.75%, due 11/15/28	3,500,000	3,713,182
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	651,929
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	646,567
		10,775,206
Commercial Services 0.6%
Allied Universal Holdco LLC (a)
7.875%, due 2/15/31	1,190,000	1,211,031
9.75%, due 7/15/27	2,000,000	2,004,818
Avis Budget Car Rental LLC
8.00%, due 2/15/31 (a)	2,500,000	2,555,813
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	3,150,000	3,180,035
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	998,937
		9,950,634
Computers 0.0% ‡
Amentum Escrow Corp.
7.25%, due 8/1/32 (a)	510,000	528,241

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale 0.1%
OPENLANE, Inc.
5.125%, due 6/1/25 (a)	$ 400,000	$ 397,625
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,170,000	1,205,435
		1,603,060
Diversified Financial Services 0.9%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,235,119
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	2,000,000	1,986,890
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	856,016
7.75%, due 5/15/26	2,625,000	2,671,113
8.00%, due 2/15/27	1,250,000	1,291,388
Jane Street Group
7.125%, due 4/30/31 (a)	3,500,000	3,627,873
LD Holdings Group LLC
8.75%, due 11/1/27 (a)	2,495,000	2,389,736
		14,058,135
Electric 0.2%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,019,534
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,480,267
		2,499,801
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,500,000	1,590,221
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,420,000	1,455,574
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,405,250
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,355,731
		4,216,555
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	2,000,000	1,914,823
	Principal Amount	Value

Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	$ 240,000	$ 234,078
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	519,508
		753,586
Forest Products & Paper 0.1%
Glatfelter Corp.
7.25%, due 11/15/31 (a)	1,250,000	1,239,375
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	455,243
Healthcare-Services 0.3%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	225,375
Concentra Escrow Issuer Corp.
6.875%, due 7/15/32 (a)	1,500,000	1,539,266
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	840,000	826,020
LifePoint Health, Inc.
10.00%, due 6/1/32 (a)	2,000,000	2,133,922
		4,724,583
Insurance 0.4%
Acrisure LLC (a)
8.25%, due 2/1/29	1,110,000	1,128,068
8.50%, due 6/15/29	1,700,000	1,746,866
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,095,522
		6,970,456
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,342,671
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	630,487
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	999,443
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	$ 430,000	$ 304,266
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28 (a)	2,100,000	1,761,291
		2,065,557
Media 0.8%
Gray Television, Inc.
10.50%, due 7/15/29 (a)	1,940,000	2,015,136
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	634,298
Univision Communications, Inc. (a)
6.625%, due 6/1/27	1,400,000	1,389,023
8.00%, due 8/15/28	4,456,000	4,528,397
8.50%, due 7/31/31	3,250,000	3,194,554
		11,761,408
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	2,270,000	2,384,787
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,341,678
7.00%, due 8/1/32	1,350,000	1,339,054
		5,065,519
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	2,490,000	2,368,015
Packaging & Containers 0.6%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	600,000	526,306
Clydesdale Acquisition Holdings, Inc. (a)
6.875%, due 1/15/30	1,436,000	1,456,915
8.75%, due 4/15/30	900,000	913,950
LABL, Inc.
8.625%, due 10/1/31 (a)	3,000,000	2,891,448
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,541,250
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	1,180,000	1,294,747
		8,624,616
	Principal Amount	Value

Pharmaceuticals 0.2%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	$ 700,000	$ 686,966
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	1,737,000	1,857,239
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,276,810
		3,821,015
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,020,466
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,006,457
		2,026,923
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,375,643
Real Estate Investment Trusts 0.2%
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	293,658
7.25%, due 7/15/28 (a)	2,100,000	2,178,154
		2,471,812
Retail 0.1%
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,844,499
Software 0.6%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	1,532,871
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	700,000	660,637
4.875%, due 7/1/29	700,000	661,543
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	2,670,000	2,744,353
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,645,971
		9,245,375
Telecommunications 0.3%
Level 3 Financing, Inc.
10.50%, due 5/15/30 (a)	731,000	799,531
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	392,201

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Zegona Finance plc
8.625%, due 7/15/29 (a)	$ 3,000,000	$ 3,168,750
		4,360,482
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,179,903
Total Corporate Bonds (Cost $139,809,147)		140,497,981
Loan Assignments 81.1%
Aerospace & Defense 2.1%
Arcline FM Holdings LLC
First Lien 2024-2 New Term Loan
9.742% (3 Month SOFR + 4.50%), due 6/23/28 (b)	4,761,107	4,773,009
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.535% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,641,800	3,639,524
Barnes Group, Inc.
First Lien 2024 Facility Term Loan B
7.185% (1 Month SOFR + 2.50%), due 8/30/30 (b)	715,325	715,861
Chromalloy Corp.
First Lien Term Loan
8.343% (3 Month SOFR + 3.75%), due 3/27/31 (b)	2,244,375	2,193,176
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
9.245% (6 Month SOFR + 3.75%), due 8/3/29 (b)	3,327,679	3,246,863
Delta Air Lines, Inc.
First Lien Initial Term Loan
8.367% (3 Month SOFR + 3.75%), due 10/20/27 (b)	1,955,393	1,990,503
Dynasty Acquisition Co., Inc. (b)
First Lien Term Loan B1
6.027% (1 Year SOFR + 2.25%), due 10/27/31	2,716,667	2,715,534
First Lien Term Loan B2
6.033% (1 Year SOFR + 2.25%), due 10/27/31	1,033,332	1,033,332
	Principal Amount	Value

Aerospace & Defense (continued)
Engineering Research and Consulting LLC
First Lien Term Loan B
10.062% (3 Month SOFR + 5.00%), due 8/15/31 (b)	$ 2,400,000	$ 2,406,000
TransDigm, Inc. (b)
First Lien Facility Tranche Term Loan I
7.354% (3 Month SOFR + 2.75%), due 8/24/28	4,966,054	4,977,020
First Lien Tranche Term Loan K
7.354% (3 Month SOFR + 2.75%), due 3/22/30	3,333,454	3,340,225
United Airlines, Inc.
First Lien Term Loan B
7.385% (3 Month SOFR + 2.75%), due 2/22/31 (b)	2,089,500	2,090,371
		33,121,418
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B
8.80% (1 Month SOFR + 4.00%), due 10/13/28 (b)	4,446,621	4,428,559
Automobile 2.3%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.754% (3 Month SOFR + 5.00%), due 12/30/27 (b)	5,835,000	5,856,881
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.80% (1 Month SOFR + 4.00%), due 4/6/28 (b)	4,003,199	4,003,199
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loans
7.536% (1 Month SOFR + 2.75%), due 10/16/31 (b)	4,153,846	4,165,527
Clarios Global LP
First Lien 2024 Dollar Term Loan
7.185% (1 Month SOFR + 2.50%), due 5/6/30 (b)	6,412,500	6,411,166
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.847% (3 Month SOFR + 5.00%), due 3/30/27	1,319,658	1,280,068
First Lien 2022-II Incremental Term Loan
9.847% (3 Month SOFR + 5.00%), due 3/30/27	3,191,581	3,092,642
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
Gates Global LLC
First Lien Initial Dollar Term Loan B5
6.935% (1 Month SOFR + 2.25%), due 6/4/31 (b)	$ 6,483,750	$ 6,497,256
Mavis Tire Express Services Topco Corp.
First Lien 2024-2 Incremental Term Loan
8.185% (1 Month SOFR + 3.50%), due 5/4/28 (b)	595,508	596,625
Wand NewCo 3, Inc.
First Lien Initial Term Loan 7.854% - 7.935%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 1/30/31 (b)	4,322,500	4,321,026
		36,224,390
Banking 0.4%
Edelman Financial Engines Center LLC (The)
First Lien 2024 Refinancing Term Loan
7.935% (1 Month SOFR + 3.25%), due 4/7/28 (b)	5,540,726	5,541,108
Beverage, Food & Tobacco 0.8%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
8.55% (1 Month SOFR + 3.75%), due 10/1/25 (b)	1,188,176	1,166,534
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.55% (1 Month SOFR + 2.75%), due 12/8/28 (b)	4,207,205	4,188,799
Froneri International Ltd.
First Lien Facility Term Loan B2
7.195% (1 Month SOFR + 2.25%), due 1/29/27 (b)	2,886,863	2,883,254
Naked Juice LLC
First Lien Initial Term Loan
7.954% (3 Month SOFR + 3.25%), due 1/24/29 (b)	878,215	659,485
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.848% (3 Month SOFR + 3.25%), due 7/12/29 (b)	4,323,330	4,328,734
		13,226,806
	Principal Amount	Value

Broadcasting & Entertainment 1.0%
Altice France SA
First Lien Term Loan B14
10.156% (3 Month SOFR + 5.50%), due 8/15/28 (b)	$ 3,540,564	$ 2,814,748
Gray Television, Inc.
First Lien Term Loan D
7.959% (1 Month SOFR + 3.00%), due 12/1/28 (b)	2,305,874	2,168,758
Nexstar Media, Inc.
First Lien Term Loan B4
7.30% (1 Month SOFR + 2.50%), due 9/18/26 (b)	2,816,754	2,815,579
Terrier Media Buyer, Inc.
First Lien Facility Term Loan
8.204% (3 Month SOFR + 3.50%), due 12/17/26 (b)	2,889,279	2,632,855
Univision Communications, Inc. (b)
First Lien Initial Term Loan
8.05% (1 Month SOFR + 3.25%), due 1/31/29	4,392,264	4,320,890
First Lien 2022 Incremental Term Loan
8.854% (3 Month SOFR + 4.25%), due 6/25/29	916,406	910,106
		15,662,936
Buildings & Real Estate 2.6%
AllSpring Buyer LLC
First Lien Initial Term Loan
8.115% (3 Month SOFR + 3.25%), due 11/1/28 (b)	3,627,774	3,625,507
Beacon Roofing Supply, Inc.
First Lien 2024 Refinancing Term Loan
6.685% (1 Month SOFR + 2.00%), due 5/19/28 (b)	3,386,906	3,393,450
Core & Main LP
First Lien Tranche Term Loan D
6.718% (1 Month SOFR + 2.00%), due 7/27/28 (b)	5,288,060	5,274,840
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
8.154% (1 Month SOFR + 3.25%), due 4/12/28 (b)	6,360,146	6,248,844
Cushman & Wakefield US Borrower LLC (b)
First Lien 2023 Term Loan B
7.685% (1 Month SOFR + 3.00%), due 1/31/30	4,075,366	4,085,554

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Buildings & Real Estate (continued)
Cushman & Wakefield US Borrower LLC (b) (continued)
First Lien 2024-3 Term Loan
7.935% (1 Month SOFR + 3.25%), due 1/31/30	$ 207,813	$ 208,072
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan B
8.497% (1 Year SOFR + 4.25%), due 10/10/31 (b)	5,550,000	5,522,250
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.365% (3 Month SOFR + 3.50%), due 7/23/28 (b)	3,148,315	3,141,426
WEC US Holdings Ltd.
First Lien Initial Term Loan
7.595% (1 Month SOFR + 2.75%), due 1/27/31 (b)	3,953,914	3,957,125
Wilsonart LLC
First Lien Initial Term Loan
8.854% (3 Month SOFR + 4.25%), due 8/5/31 (b)	5,000,000	4,947,915
		40,404,983
Capital Equipment 0.7%
AZZ, Inc.
First Lien Initial Term Loan
7.185% (1 Month SOFR + 2.50%), due 5/14/29 (b)	2,739,231	2,746,079
CPM Holdings, Inc.
First Lien Initial Term Loan
9.344% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,980,012	1,937,937
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
8.185% (1 Month SOFR + 3.50%), due 8/16/29 (b)	893,261	896,983
Crown Equipment Corp.
First Lien Initial Term Loan
7.324% (1 Month SOFR + 2.50%), due 10/10/31 (b)	1,800,000	1,797,750
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
9.354% (3 Month SOFR + 4.75%), due 5/1/31 (b)	2,593,500	2,604,307
	Principal Amount	Value

Capital Equipment (continued)
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.685% (1 Month SOFR + 3.00%), due 3/28/31 (b)	$ 1,632,273	$ 1,637,374
		11,620,430
Chemicals 0.3%
LSF11 A5 Holdco LLC
First Lien 2024 Refinancing Term Loan
8.30% (1 Month SOFR + 3.50%), due 10/16/28 (b)	4,450,569	4,465,034
Chemicals, Plastics & Rubber 5.1%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.785% (1 Month SOFR + 4.00%), due 11/24/27	1,271,982	1,268,405
First Lien 2022 Incremental Term Loan
9.435% (1 Month SOFR + 4.75%), due 11/24/27 (e)	1,473,750	1,469,606
Bakelite US Holdco, Inc.
First Lien Term Loan
8.104% (3 Month SOFR + 3.50%), due 5/28/29 (b)	5,088,821	5,088,822
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
7.86% (1 Month SOFR + 3.175%), due 4/13/29 (b)	4,054,416	4,043,266
Glatfelter Corp.
First Lien Term Loan B
8.447% (1 Year SOFR + 4.25%), due 11/4/31 (b)	2,000,000	1,980,834
INEOS US Petrochem LLC
First Lien New Term Loan B1
9.035% (1 Month SOFR + 4.25%), due 4/2/29 (b)	3,462,500	3,445,188
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.55% (1 Month SOFR + 3.75%), due 2/7/27 (b)	5,281,430	5,279,544
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.935% (1 Month SOFR + 2.25%), due 5/5/28 (b)	5,099,560	5,098,142
Koppers, Inc.
First Lien Incremental Tranche Term Loan B
7.786% (1 Month SOFR + 3.00%), due 4/10/30 (b)	4,443,975	4,457,862
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Lonza Group AG
First Lien USD Facility Term Loan B
8.629% (3 Month SOFR + 3.925%), due 7/3/28 (b)	$ 1,794,594	$ 1,745,616
Nouryon Finance BV (b)
First Lien 2024 Dollar Term Loan B2
7.784% (6 Month SOFR + 3.50%), due 4/3/28	1,237,523	1,239,070
First Lien Term Loan B
8.628% (3 Month SOFR + 3.50%), due 4/3/28	6,381,805	6,417,702
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B5
8.104% (3 Month SOFR + 3.50%), due 6/20/31 (b)	2,457,558	2,460,910
OQ Chemicals International Holding GmbH (b)
First Lien Tranche Term Loan B2
8.19% (3 Month SOFR + 3.50%), due 12/31/26 (f)	3,774,260	3,176,670
First Lien Refinancing Tranche Term Loan B
12.745% (1 Month SOFR + 8.00%), due 6/23/25	772,226	794,427
PMHC II, Inc.
First Lien Initial Term Loan
9.058% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,880,000	5,797,316
PQ Performance Chemicals
First Lien Initial Term Loan
8.096% (1 Month SOFR + 3.25%), due 8/2/30 (b)	2,042,250	2,042,887
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.085% (3 Month SOFR + 3.50%), due 3/16/27 (b)	6,169,672	6,180,814
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
8.05% (1 Month SOFR + 3.25%), due 3/3/28 (b)	5,761,568	5,705,393
Tronox Finance LLC
First Lien 2024 Term Loan
7.354% (3 Month SOFR + 2.75%), due 4/4/29 (b)	2,527,733	2,522,819
W.R. Grace Holdings LLC
First Lien Initial Term Loan
7.854% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,403,750	3,410,840
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Windsor Holdings III LLC
First Lien 2024 Facility Term Loan B
8.259% (1 Month SOFR + 3.50%), due 8/1/30 (b)	$ 4,952,637	$ 4,961,924
		78,588,057
Commercial Services 0.3%
Prime Security Services Borrower LLC
First Lien SOFR Term Loan C
7.107% (1 Month SOFR + 2.25%), due 10/11/30 (b)	4,975,031	4,975,310
Construction & Buildings 0.1%
Star Holding LLC
First Lien Term Loan B
9.185% (1 Month SOFR + 4.50%), due 7/18/31 (b)	1,400,000	1,372,000
Consumer Durables 0.2%
SWF Holdings I Corp.
First Lien Initial Term Loan
8.80% (1 Month SOFR + 4.00%), due 10/6/28 (b)	4,762,764	3,905,467
Containers, Packaging & Glass 2.9%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
8.185% (1 Month SOFR + 3.50%), due 8/19/31 (b)	2,571,429	2,575,561
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
7.185% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,985,072	2,963,928
Anchor Glass Container Corp.
First Lien August 2023 Extended Term Loan 9.865% - 10.374%
(3 Month SOFR + 5.00%), due 12/8/25 (b)	2,610,728	1,850,353
Berlin Packaging LLC
First Lien 2024 Replacement Term Loan 8.354% - 8.594%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 6/9/31 (b)	6,112,581	6,124,042
Charter Next Generation, Inc.
First Lien Term Loan B
7.685% (1 Month SOFR + 3.00%), due 12/1/27 (b)	5,942,439	5,940,412

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Containers, Packaging & Glass (continued)
Flint Group Packaging Inks NA Holdings LLC
First Lien USD Facility Term Loan B
9.138% (0.75% PIK) (3 Month SOFR + 4.25%), due 12/31/26 (b)(d)	$ 852,560	$ 817,391
Flint Group Topco Ltd. (b)(d)
First Lien USD Facility Term Loan B
4.988% (12.345% PIK) (3 Month SOFR + 0.10%), due 12/31/27	467,530	413,764
Second Lien Facility Term Loan B
4.988% (12.345% PIK) (3 Month SOFR + 0.10%), due 12/31/27	623,477	116,902
Graham Packaging Co., Inc.
First Lien Initial Term Loan
7.185% (1 Month SOFR + 2.50%), due 8/4/27 (b)	3,788,694	3,788,380
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
8.346% (1 Month SOFR + 3.50%), due 4/15/27 (b)	180,583	181,148
Pactiv Evergreen Group Holdings, Inc.
First Lien Term Loan B4
7.185% (1 Month SOFR + 2.50%), due 9/25/28 (b)	921,247	921,690
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
9.146% (1.403% PIK) (3 Month SOFR + 4.60%), due 10/2/28 (b)(d)	3,424,467	2,789,229
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.998% (2.50% PIK) (3 Month SOFR + 5.00%), due 10/2/28 (d)	2,117,205	2,151,610
Second Lien Initial Term Loan
12.068% (3 Month SOFR + 6.75%), due 9/30/29	1,750,000	621,250
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.656% - 9.118%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	3,142,956	3,151,794
Reynolds Consumer Products, Inc.
First Lien Initial Term Loan
6.535% (1 Month SOFR + 1.75%), due 2/4/27 (b)	107,834	107,913
	Principal Amount	Value

Containers, Packaging & Glass (continued)
RLG Holdings, Inc.
First Lien Closing Date Initial Term Loan
9.05% (1 Month SOFR + 4.25%), due 7/7/28 (b)	$ 4,862,500	$ 4,780,445
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.188% (6 Month SOFR + 3.75%), due 9/15/28 (b)	5,027,818	5,036,200
		44,332,012
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.535% (1 Month SOFR + 3.75%), due 5/12/28 (b)	10,889,981	10,864,935
Filtration Group Corp.
First Lien 2021 Incremental Term Loan
8.30% (1 Month SOFR + 3.50%), due 10/23/28 (b)	5,653,661	5,659,670
GYP Holdings III Corp.
First Lien Term Loan B
6.935% (1 Month SOFR + 2.25%), due 5/13/30 (b)	565,090	564,384
Iron Mountain , Inc.
First Lien Amendment No.1 Incremental Term Loan
6.685% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,648,044	1,636,714
LTI Holdings, Inc.
First Lien 2024 Term Loan
9.435% (1 Month SOFR + 4.75%), due 7/29/29 (b)	3,600,000	3,577,500
Quikrete Holdings, Inc.
First Lien Tranche Term Loan B1
7.185% (1 Month SOFR + 2.50%), due 4/14/31 (b)	4,922,209	4,919,133
Red Ventures LLC
First Lien Term Loan B4
7.685% (1 Month SOFR + 3.00%), due 3/1/30 (b)	2,100,236	2,085,797
		29,308,133
Diversified/Conglomerate Service 1.8%
Applied Systems, Inc.
First Lien Term Loan B
7.604% (3 Month SOFR + 3.00%), due 2/24/31 (b)	5,424,225	5,435,632
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Service (continued)
Blackhawk Network Holdings, Inc.
First Lien Term Loan
9.685% (1 Month SOFR + 5.00%), due 3/12/29 (b)	$ 4,987,500	$ 5,007,984
BrightView Landscapes LLC
First Lien Term Loan B
7.085% (3 Month SOFR + 2.50%), due 4/20/29 (b)	880,595	879,861
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B
7.685% (1 Month SOFR + 3.00%), due 12/1/27 (b)	6,900,948	6,913,887
MKS Instruments, Inc.
First Lien 2024-1 Dollar Term Loan B
6.995% (1 Month SOFR + 2.25%), due 8/17/29 (b)	4,535,063	4,535,063
TruGreen Ltd. Partnership
First Lien Term Loan B
8.796% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,255,315	5,094,371
		27,866,798
Ecological 0.2%
GFL Environmental, Inc.
First Lien 2024 Refinancing Term Loan
6.61% (3 Month SOFR + 2.00%), due 7/3/31 (b)	2,933,333	2,928,520
Electronics 5.9%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.435% (1 Month SOFR + 2.75%), due 1/31/31 (b)	6,086,020	6,090,585
Castle US Holding Corp. (b)
First Lien Initial Dollar Term Loan
9.069% (3 Month SOFR + 3.75%), due 1/29/27	167,382	108,463
First Lien Dollar Term Loan B2
9.319% (3 Month SOFR + 4.00%), due 1/29/27	2,611,650	1,693,219
CommScope, Inc.
First Lien Initial Term Loan
8.05% (1 Month SOFR + 3.25%), due 4/6/26 (b)	6,059,368	5,895,262
	Principal Amount	Value

Electronics (continued)
CoreLogic, Inc.
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 6/2/28 (b)	$ 6,349,072	$ 6,305,422
DCert Buyer, Inc.
First Lien Initial Term Loan
8.685% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,806,744	1,749,380
Eagle Parent Corp.
First Lien Initial Term Loan
8.854% (3 Month SOFR + 4.25%), due 4/2/29 (b)	1,745,524	1,696,650
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.842% (3 Month SOFR + 3.25%), due 5/9/30 (b)	3,369,319	3,373,530
Epicor Software Corp. (b)
First Lien Term Loan E
7.935% (1 Month SOFR + 3.25%), due 5/30/31	6,500,000	6,521,021
First Lien 2024 Delayed Draw Commitment Term Loan
7.957% (1 Month SOFR + 3.25%), due 5/30/31	762,635	765,101
Flexera Software LLC
First Lien Term Loan B2
8.259% (1 Month SOFR + 3.50%), due 3/3/28 (b)	4,660,665	4,670,700
Gainwell Acquisition Corp.
First Lien Term Loan B
8.704% (3 Month SOFR + 4.00%), due 10/1/27 (b)	3,979,786	3,820,595
ION Trading Finance Ltd.
First Lien Replacement 2024 Dollar Term Loan
9.016% (3 Month SOFR + 4.00%), due 4/3/28 (b)	2,771,213	2,763,296
MH Sub I LLC (Micro Holding Corp.)
First Lien Term Loan
8.935% (1 Month SOFR + 4.25%), due 5/3/28 (b)	7,583,669	7,533,427
Project Alpha Intermediate Holding, Inc.
First Lien 2024 Refinancing Term Loan
8.335% (3 Month SOFR + 3.75%), due 10/28/30 (b)	6,467,500	6,488,519
Proofpoint, Inc.
First Lien Term Loan
7.685% (1 Month SOFR + 3.00%), due 8/31/28 (b)	5,417,231	5,419,165

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Rocket Software, Inc.
First Lien Term Loan
9.435% (1 Month SOFR + 4.75%), due 11/28/28 (b)	$ 5,119,749	$ 5,125,350
Sharp Services LLC
First Lien Tranche Term Loan C
8.354% (3 Month SOFR + 3.75%), due 12/29/28 (b)	5,070,721	5,070,721
SS&C Technologies, Inc.
First Lien Term Loan B8
6.685% (1 Month SOFR + 2.00%), due 5/9/31 (b)	3,855,509	3,855,139
Surf Holdings LLC
First Lien Dollar Tranche Term Loan
8.359% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,926,700	2,919,383
Vertiv Group Corp.
First Lien Term Loan B
6.846% (1 Month SOFR + 2.00%), due 3/2/27 (b)	5,735,285	5,734,093
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.036% (1 Month SOFR + 3.25%), due 4/14/31 (b)	3,562,955	3,571,862
		91,170,883
Energy (Electricity) 0.7%
Alpha Generation LLC
First Lien Initial Term Loan B
7.446% (1 Month SOFR + 2.75%), due 9/30/31 (b)	900,000	899,679
Covanta Holding Corp. (b)
First Lien Initial Term Loan B 7.185% - 7.588%
(1 Month SOFR + 2.50%, 6 Month SOFR + 2.50%), due 11/30/28	3,991,046	3,994,370
First Lien Initial Term Loan C
7.588% (6 Month SOFR + 2.50%), due 11/30/28	306,620	306,876
Lightning Power LLC
First Lien Initial Term Loan B
8.346% (3 Month SOFR + 3.25%), due 8/18/31 (b)	4,500,000	4,511,533
Vistra Zero Operating Co. LLC
First Lien Initial Term Loan
7.435% (1 Month SOFR + 2.75%), due 4/30/31 (b)	696,500	697,262
		10,409,720
	Principal Amount	Value

Entertainment 1.2%
Alterra Mountain Co. (b)
First Lien Term Loan B4
7.935% (1 Month SOFR + 3.25%), due 8/17/28	$ 4,706,834	$ 4,706,834
First Lien Term Loan
8.185% (1 Month SOFR + 3.50%), due 5/31/30	2,290,510	2,293,373
Delta 2 SARL
First Lien Term Loan B
6.604% (3 Month SOFR + 2.00%), due 9/10/31 (b)	1,333,333	1,332,500
Fertitta Entertainment LLC
First Lien Initial Term Loan B
8.185% (1 Month SOFR + 3.75%), due 1/29/29 (b)	4,900,915	4,899,690
J&J Ventures Gaming LLC
First Lien Initial Term Loan
8.80% (1 Month SOFR + 4.00%), due 4/26/28 (b)	5,315,404	5,314,075
		18,546,472
Finance 6.9%
AAdvantage Loyalty IP Ltd.
First Lien Initial Term Loan
9.629% (3 Month SOFR + 4.75%), due 4/20/28 (b)	4,340,000	4,461,568
ADMI Corp. (b)
First Lien Amendment No.4 Refinancing Term Loan
8.175% (1 Month SOFR + 3.375%), due 12/23/27	916,376	895,758
First Lien Amendment No. 5 Term Loan
8.55% (1 Month SOFR + 3.75%), due 12/23/27	3,637,500	3,576,117
AlixPartners LLP
First Lien Initial Dollar Term Loan
7.30% (1 Month SOFR + 2.50%), due 2/4/28 (b)	2,326,105	2,328,578
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
8.132% (3 Month SOFR + 3.50%), due 10/18/29 (b)	3,000,000	2,977,500
Boost Newco Borrower LLC
First Lien USD Term Loan B1
7.104% (3 Month SOFR + 2.50%), due 1/31/31 (b)	5,000,000	4,989,060
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Boxer Parent Co., Inc.
First Lien 2031 New Dollar Term Loan
8.335% (3 Month SOFR + 3.75%), due 7/30/31 (b)	$ 6,320,686	$ 6,298,677
Covia Holdings LLC
First Lien Initial Term Loan
8.851% (3 Month SOFR + 4.00%), due 7/31/26 (b)	837,917	832,156
CPC Acquisition Corp.
First Lien Initial Term Loan
8.615% (3 Month SOFR + 3.75%), due 12/29/27 (b)	3,770,462	3,308,580
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.354% (3 Month SOFR + 3.75%), due 4/9/27 (b)	5,241,669	5,165,230
Endurance International Group, Inc.
First Lien Initial Term Loan
8.471% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,560,143	5,015,249
Focus Financial Partners LLC
First Lien Initial Term Loan
7.935% (1 Month SOFR + 3.25%), due 9/10/31 (b)	1,264,220	1,265,273
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.604% (3 Month SOFR + 3.00%), due 9/5/31 (b)	750,000	747,322
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.668% (1 Month SOFR + 3.75%), due 6/6/31 (b)	5,610,288	5,533,147
Leia Finco US LLC
First Lien Initial Term Loan
7.887% (3 Month SOFR + 3.25%), due 7/2/31 (b)	1,800,000	1,782,000
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
8.245% (1 Month SOFR + 3.50%), due 6/14/30 (b)	3,650,183	3,654,746
Minimax Viking GmbH
First Lien Facility Term Loan B1D
7.561% (1 Month SOFR + 2.75%), due 7/31/28 (b)	4,002,574	4,007,577
	Principal Amount	Value

Finance (continued)
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.597% (1 Month SOFR + 4.75%), due 2/28/28 (b)	$ 2,882,755	$ 2,880,593
Park River Holdings, Inc.
First Lien Initial Term Loan
8.105% (3 Month SOFR + 3.25%), due 12/28/27 (b)	4,483,420	4,388,147
Peraton Corp.
First Lien Term Loan B
8.535% (1 Month SOFR + 3.75%), due 2/1/28 (b)	4,916,791	4,757,875
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
9.132% (3 Month SOFR + 4.00%), due 9/20/28	3,709,886	3,394,546
First Lien Term Loan A
10.253% (3 Month SOFR + 5.50%), due 6/20/28	1,860,294	1,864,945
Potters Borrower LP
First Lien 2024 Refinancing Term Loan
8.435% (1 Month SOFR + 3.75%), due 12/14/27 (b)	1,516,380	1,522,066
RealPage, Inc.
First Lien Initial Term Loan
7.80% (1 Month SOFR + 3.00%), due 4/24/28 (b)	3,443,894	3,391,842
RealTruck Group, Inc.
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 1/31/28 (b)	5,823,885	5,743,049
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.585% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(d)	5,625,857	5,043,581
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.615% (3 Month SOFR + 3.75%), due 2/4/28 (b)	3,089,802	3,084,651
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.115% (3 Month SOFR + 3.25%), due 3/31/28 (b)	3,762,735	3,764,079
WCG Intermediate Corp.
First Lien 2024 Refinancing Term Loan
8.185% (1 Month SOFR + 3.50%), due 1/8/27 (b)	6,351,461	6,351,461

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.55% (1 Month SOFR + 2.75%), due 3/24/28 (b)	$ 4,225,587	$ 4,013,133
		107,038,506
Healthcare 2.2%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.435% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,727,778	1,729,506
Chariot Buyer LLC (b)
First Lien Initial Term Loan
8.035% (1 Month SOFR + 3.25%), due 11/3/28	5,017,831	5,008,422
First Lien Term Loan
8.185% (1 Month SOFR + 3.50%), due 11/3/28	1,987,506	1,987,783
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 9/29/28 (b)	6,021,293	6,033,522
ICU Medical, Inc.
First Lien Tranche Term Loan B
7.254% (3 Month SOFR + 2.50%), due 1/8/29 (b)	4,260,455	4,257,413
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.30% (1 Month SOFR + 4.50%), due 12/16/28 (b)	4,668,000	4,662,165
Medical Solutions Holdings, Inc.
First Lien Term Loan
8.185% (3 Month SOFR + 3.50%), due 11/1/28 (b)	2,007,432	1,488,009
Medline Borrower LP (b)
First Lien Dollar Incremental Term Loan
6.935% (1 Month SOFR + 2.25%), due 10/23/28	1,666,667	1,666,518
First Lien Initial Term Loan
7.435% (1 Month SOFR + 2.75%), due 10/23/28	4,764,935	4,768,185
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
9.209% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,880,912	1,853,221
		33,454,744
	Principal Amount	Value

Healthcare & Pharmaceuticals 1.3%
Bausch + Lomb Corp.
First Lien Initial Term Loan
8.095% (1 Month SOFR + 3.25%), due 5/10/27 (b)	$ 3,872,778	$ 3,868,475
Bausch Health Cos., Inc.
First Lien Second Amendment Term Loan
10.035% (1 Month SOFR + 5.25%), due 2/1/27 (b)	2,525,064	2,466,146
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.935% (1 Month SOFR + 2.25%), due 7/26/31 (b)	937,500	937,500
Embecta Corp.
First Lien Initial Term Loan
7.685% (1 Month SOFR + 3.00%), due 3/30/29 (b)	4,153,223	4,029,146
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.535% (1 Month SOFR + 3.75%), due 3/29/29 (b)	3,416,667	3,416,667
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
8.097% (3 Month SOFR + 3.25%), due 12/29/28 (b)	3,291,522	3,129,003
Physician Partners LLC
First Lien Initial Term Loan
8.735% (3 Month SOFR + 4.00%), due 12/22/28 (b)	2,544,677	1,378,367
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.495% (1 Month SOFR + 2.75%), due 12/19/30 (b)	534,812	535,983
		19,761,287
Healthcare, Education & Childcare 3.4%
Agiliti Health, Inc.
First Lien Term Loan 7.262% - 7.593%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	6,304,265	6,193,940
Amneal Pharmaceuticals LLC
First Lien Term Loan
10.185% (1 Month SOFR + 5.50%), due 5/4/28 (b)	6,759,113	6,845,710
athenahealth Group, Inc.
First Lien Initial Term Loan
7.935% (1 Month SOFR + 3.25%), due 2/15/29 (b)	4,773,977	4,753,229
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
Carestream Health, Inc.
First Lien Term Loan
12.204% (3 Month SOFR + 7.50%), due 9/30/27 (b)	$ 2,450,317	$ 2,205,285
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.835% (3 Month SOFR + 2.25%), due 6/12/31 (b)	2,426,475	2,415,859
Elanco Animal Health, Inc.
First Lien Term Loan
6.694% (1 Month SOFR + 1.75%), due 8/2/27 (b)	1,765,924	1,762,060
FC Compassus LLC
First Lien Term Loan B1
9.569% (3 Month SOFR + 4.25%), due 12/31/26 (b)(e)	3,217,723	3,201,634
Insulet Corp.
First Lien 2024-A Incremental Term Loan
7.185% (1 Month SOFR + 2.50%), due 8/1/31 (b)	3,324,742	3,335,132
Journey Personal Care Corp.
First Lien Initial Term Loan
9.05% (1 Month SOFR + 4.25%), due 3/1/28 (b)	3,850,255	3,837,422
Mallinckrodt plc
First Lien Second Out Term Loan
14.245% (1 Month SOFR + 9.50%), due 11/14/28 (b)	911,602	979,403
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.454% - 8.535%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	2,120,415	2,078,338
First Lien Initial Term Loan C
8.454% (3 Month SOFR + 3.75%), due 3/2/28	79,651	78,070
Organon & Co.
First Lien Dollar Term Loan
7.259% (1 Month SOFR + 2.50%), due 5/19/31 (b)	4,353,830	4,349,747
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
8.115% (3 Month SOFR + 3.25%), due 3/3/28 (b)	4,034,215	3,831,064
Raptor Acquisition Corp.
First Lien Term Loan B
9.015% (3 Month SOFR + 4.00%), due 11/1/26 (b)	4,154,375	4,148,318
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
Select Medical Corp.
First Lien Tranche Term Loan B1
7.685% (1 Month SOFR + 3.00%), due 3/8/27 (b)	$ 417,649	$ 419,041
Sound Inpatient Physicians Holdings LLC (b)(d)
First Lien PIK Term Loan B
8.365% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	1,644,194	1,475,664
First Lien Tranche Term Loan A
10.365% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	334,694	338,042
		52,247,958
High Tech Industries 2.6%
1000732905 Ontario, Inc.
First Lien Term Loan
8.603%, due 3/3/31	3,760,714	3,784,219
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	4,021,107	4,020,271
AP Gaming I LLC
First Lien Term Loan B
8.435% (1 Month SOFR + 3.75%), due 2/15/29 (b)	5,535,326	5,564,730
Central Parent LLC
First Lien Term Loan B
7.854% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,000,000	1,985,624
Hanesbrands, Inc.
First Lien Initial Tranche Term Loan B
8.435% (1 Month SOFR + 3.75%), due 3/8/30 (b)	1,657,792	1,658,828
Modena Buyer LLC
First Lien Initial Term Loan
9.104% (3 Month SOFR + 4.50%), due 7/1/31 (b)	3,500,000	3,349,063
NAB Holdings LLC
First Lien 2024 Refinancing Term Loan
7.354% (3 Month SOFR + 2.75%), due 11/24/28 (b)	1,412,346	1,409,697
Neon Maple US Debt Mergersub, Inc.
First Lien Term Loan
8.153% (1 Year SOFR + 3.00%), due 7/18/31 (b)	3,600,000	3,586,500

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Open Text Corp.
First Lien Term Loan B
6.935% (1 Month SOFR + 2.25%), due 1/31/30 (b)	$ 2,820,976	$ 2,828,302
S2P Acquisition Borrower, Inc.
First Lien Term Loan
7.447% (1 Year SOFR + 3.25%), due 10/8/31 (b)	1,200,000	1,197,750
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.59% (3 Month SOFR + 3.00%), due 4/4/29 (b)	4,280,962	4,264,831
Star Parent, Inc.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 9/27/30 (b)	4,477,500	4,382,975
TransUnion LLC
First Lien 2024 Replacement Term Loan B7
6.685% (1 Month SOFR + 2.00%), due 12/1/28 (b)	1,682,897	1,682,370
		39,715,160
Hotel, Gaming & Leisure 0.5%
Flutter Entertainment plc
First Lien Term Loan B
6.604% (3 Month SOFR + 2.00%), due 11/25/30 (b)	2,977,500	2,976,571
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.488% (1 Month SOFR + 1.75%), due 11/8/30 (b)	1,720,157	1,716,164
Ontario Gaming GTA LP
First Lien Term Loan B
8.893% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,315,833	2,314,675
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
8.185% (1 Month SOFR + 3.50%), due 1/31/31 (b)	597,000	597,871
		7,605,281
Hotels, Motels, Inns & Gaming 3.5%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan B
8.597% (3 Month SOFR + 3.75%), due 2/2/26 (b)	3,272,982	2,876,951
	Principal Amount	Value

Hotels, Motels, Inns & Gaming (continued)
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
7.435% (1 Month SOFR + 2.75%), due 2/6/30	$ 1,984,500	$ 1,984,500
First Lien Term Loan B1
7.435% (1 Month SOFR + 2.75%), due 2/6/31	2,089,500	2,088,848
Entain plc (b)
First Lien USD Facility Term Loan B
7.864% (6 Month SOFR + 2.50%), due 3/29/27	4,664,820	4,660,444
First Lien Facility Term Loan B3
8.014% (6 Month SOFR + 2.75%), due 10/31/29	1,576,063	1,572,615
Everi Holdings, Inc.
First Lien Term Loan B
7.30% (1 Month SOFR + 2.50%), due 8/3/28 (b)	3,997,413	3,999,244
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.854% (3 Month SOFR + 2.25%), due 5/27/30 (b)	1,851,562	1,848,091
Light & Wonder International, Inc.
First Lien Term Loan B2
7.034% (1 Month SOFR + 2.25%), due 4/16/29 (b)	5,887,838	5,878,376
Oceankey US II Corp.
First Lien Initial Term Loan
8.285% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,515,386	3,507,694
Penn National Gaming, Inc.
First Lien Term Loan B
7.535% (1 Month SOFR + 2.75%), due 5/3/29 (b)	1,955,000	1,956,222
Station Casinos LLC
First Lien Facility Term Loan B
6.935% (1 Month SOFR + 2.25%), due 3/14/31 (b)	4,473,759	4,465,116
Travel + Leisure Co.
First Lien 2023 Incremental Term Loan
8.095% (1 Month SOFR + 3.25%), due 12/14/29 (b)	1,488,750	1,491,851
UFC Holdings LLC
First Lien Term Loan B3
7.637% (3 Month SOFR + 2.75%), due 4/29/26 (b)	7,329,803	7,334,890
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Whatabrands LLC
First Lien 2024 Facility Term Loan B
7.435% (1 Month SOFR + 2.75%), due 8/3/28 (b)	$ 6,471,025	$ 6,465,634
Wyndham Destinations, Inc.
First Lien New Term Loan B
7.05% (1 Month SOFR + 2.25%), due 5/30/25 (b)	3,760,000	3,750,600
		53,881,076
Insurance 3.1%
Acrisure LLC
First Lien Term Loan B6
8.009% (1 Month SOFR + 3.25%), due 11/6/30 (b)	3,291,750	3,276,114
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.759% (1 Month SOFR + 3.00%), due 9/19/31 (b)	3,188,086	3,174,447
AmWINS Group, Inc.
First Lien Term Loan
7.05% (1 Month SOFR + 2.25%), due 2/21/28 (b)	4,233,279	4,229,190
AssuredPartners, Inc.
First Lien 2024 Term Loan
8.185% (1 Month SOFR + 3.50%), due 2/14/31 (b)	6,965,000	6,974,953
Asurion LLC (b)
First Lien New Term Loan B12
8.935% (1 Month SOFR + 4.25%), due 9/19/30	2,976,864	2,938,412
First Lien New Term Loan B11
9.035% (1 Month SOFR + 4.25%), due 8/21/28	3,244,580	3,224,301
Second Lien New Term Loan B3
10.05% (1 Month SOFR + 5.25%), due 1/31/28	2,200,000	2,114,200
Second Lien New Term Loan B4
10.05% (1 Month SOFR + 5.25%), due 1/19/29	3,500,000	3,332,291
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.935% (1 Month SOFR + 3.25%), due 6/16/31 (b)	5,662,707	5,658,522
	Principal Amount	Value

Insurance (continued)
HUB International Ltd.
First Lien 2024-1 Incremental Term Loan
7.367% (3 Month SOFR + 2.75%), due 6/20/30 (b)	$ 3,573,067	$ 3,580,453
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.585% (3 Month SOFR + 3.00%), due 7/31/31 (b)	6,138,703	6,140,090
Truist Insurance Holdings LLC
First Lien Initial Term Loan
7.854% (3 Month SOFR + 3.25%), due 5/6/31 (b)	3,000,000	2,995,314
		47,638,287
Leisure, Amusement, Motion Pictures & Entertainment 1.2%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
7.435% (1 Month SOFR + 2.75%), due 1/22/31 (b)	4,134,805	4,127,052
Creative Artists Agency LLC
First Lien Term Loan B
7.435% (1 Month SOFR + 2.75%), due 10/1/31 (b)	5,741,486	5,737,387
Lions Gate Capital Holdings LLC
First Lien Term Loan B
7.035% (1 Month SOFR + 2.25%), due 3/24/25 (b)	400,533	399,698
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.935% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,903,155	2,898,621
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.435% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,166,667	1,166,667
William Morris Endeavor Entertainment LLC
First Lien Term Loan
7.55% (1 Month SOFR + 2.75%), due 5/19/25 (b)	3,596,325	3,596,325
		17,925,750
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
7.194% (1 Month SOFR + 2.25%), due 7/31/26 (b)	444,643	445,199

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) (continued)
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.104% (3 Month SOFR + 2.50%), due 5/15/28 (b)	$ 4,861,323	$ 4,867,399
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
10.326% (6 Month SOFR + 5.00%), due 2/15/29 (b)	3,864,423	3,866,494
		9,179,092
Manufacturing 2.2%
ASP Blade Holdings, Inc.
First Lien Initial Term Loan
8.865% (3 Month SOFR + 4.00%), due 10/13/28 (b)	3,198,648	2,392,323
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.092% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,778,192	2,779,928
Coherent Corp.
First Lien Term Loan B1
7.185% (1 Month SOFR + 2.50%), due 7/2/29 (b)	5,154,144	5,151,567
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.535% (1 Month SOFR + 3.75%), due 11/23/27 (b)	5,292,600	5,145,164
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.55% (1 Month SOFR + 3.75%), due 3/31/28 (b)	4,096,063	4,095,039
LSF12 Badger Bidco LLC
First Lien Initial Term Loan
10.685% (1 Month SOFR + 6.00%), due 8/30/30 (b)	1,240,625	1,240,005
Madison IAQ LLC
First Lien Initial Term Loan
7.889% (6 Month SOFR + 2.75%), due 6/21/28 (b)	2,721,456	2,718,432
Pro Mach Group, Inc.
First Lien Amendment No.4 Term Loan
8.185% (1 Month SOFR + 3.50%), due 8/31/28 (b)	6,797,548	6,820,918
	Principal Amount	Value

Manufacturing (continued)
Rexnord LLC
First Lien Term Loan B
6.80% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 1,877,829	$ 1,887,219
Standard Building Solutions, Inc.
First Lien Initial Term Loan
6.759% (1 Month SOFR + 2.00%), due 9/22/28 (b)	1,609,725	1,612,296
		33,842,891
Media 1.2%
Cogeco Financing 2 LP
First Lien Term Loan B
7.30% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,082,253	4,035,054
Diamond Sports Group LLC
Second Lien Term Loan
10.204% (1 Month SOFR + 5.25%), due 8/24/26 (b)(f)(g)	2,898,312	8,226
KKR Apple Bidco LLC (b)
First Lien Initial Term Loan
7.55% (1 Month SOFR + 2.75%), due 9/22/28	5,353,305	5,353,305
First Lien Amendment No. 1 Term Loan
8.185% (1 Month SOFR + 3.50%), due 9/22/28	1,719,506	1,722,577
Mission Broadcasting, Inc.
First Lien Term Loan B4
7.459% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,354,500	1,352,299
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
8.05% (1 Month SOFR + 3.25%), due 9/25/26 (b)	2,515,197	2,202,055
Sinclair Television Group, Inc.
First Lien Term Loan B4
8.535% (1 Month SOFR + 3.75%), due 4/23/29 (b)	1,417,878	1,103,818
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.724% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,556,010
		19,333,344
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Company LLC (b)
First Lien Initial Term Loan
9.319% (3 Month SOFR + 4.00%), due 6/9/28	3,379,943	2,822,252
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals (continued)
American Rock Salt Company LLC (b) (continued)
First Lien First Out Term Loan
11.874% (1 Month SOFR + 7.00%), due 6/11/28	$ 1,334,479	$ 1,334,479
Arsenal AIC Parent LLC
First Lien 2024 Refinancing Term Loan B
7.935% (1 Month SOFR + 3.25%), due 8/19/30 (b)	2,545,794	2,548,977
MRC Global (US), Inc.
First Lien Term Loan
7.931% (6 Month SOFR + 3.50%), due 10/24/31 (b)	1,800,000	1,800,000
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.995% (1 Month SOFR + 2.25%), due 1/24/31 (b)	3,966,545	3,975,842
		12,481,550
Oil & Gas 2.8%
ChampionX Corp.
First Lien Term Loan B1
7.557% (1 Month SOFR + 2.75%), due 6/7/29 (b)	4,410,450	4,410,450
Compass Power Generation LLC
First Lien Tranche Term Loan B3
8.435% (1 Month SOFR + 3.75%), due 4/16/29 (b)	1,631,288	1,638,935
Element Materials Technology Group U.S. Holdings, Inc.
First Lien Initial USD Term Loan B
8.354% (3 Month SOFR + 3.75%), due 6/22/29 (b)	2,751,000	2,754,439
Fleet Midco I Ltd.
First Lien Term Loan B2
7.578% (6 Month SOFR + 2.75%), due 2/21/31 (b)	6,399,167	6,383,169
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.09% (3 Month SOFR + 2.50%), due 10/4/30 (b)	1,354,605	1,352,912
Grant Thornton Advisors LLC
First Lien Initial Term Loan
7.935% (1 Month SOFR + 3.25%), due 5/31/31 (b)	1,750,000	1,750,219
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.935%, due 2/18/30	3,332,033	3,327,868
	Principal Amount	Value

Oil & Gas (continued)
Liberty Media Corp.
First Lien Term Loan
TBD, due 9/10/31	$ 666,666	$ 666,249
Murphy USA, Inc.
First Lien Tranche Term Loan B
6.709% (1 Month SOFR + 1.75%), due 1/31/28 (b)	772,000	773,447
NGL Energy Operating LLC
First Lien Initial Term Loan
8.435% (1 Month SOFR + 3.75%), due 2/3/31 (b)	796,000	792,020
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
7.918% (1 Month SOFR + 3.00%), due 10/5/28 (b)	3,852,644	3,852,645
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
9.435% (1 Month SOFR + 4.75%), due 8/1/29 (b)	3,225,724	3,228,411
Thunder Generation Funding LLC
First Lien Term Loan
7.61% (3 Month SOFR + 3.00%), due 9/26/31 (b)	2,250,000	2,252,812
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.935% (1 Month SOFR + 3.25%), due 11/17/28 (b)	4,875,000	4,878,481
Traverse Midstream Partners LLC
First Lien Advance Term Loan
8.085% (3 Month SOFR + 3.50%), due 2/16/28 (b)	2,890,791	2,895,610
Veritas US, Inc.
First Lien 2020 Dollar Term Loan B
9.80% (1 Month SOFR + 5.00%), due 9/2/25 (b)	2,708,543	2,574,083
		43,531,750
Packaging 0.3%
LABL, Inc.
First Lien Term Loan B
9.785% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,625,750	2,567,608
Plastipak Holdings, Inc.
First Lien New Tranche Term Loan B
7.285% (1 Month SOFR + 2.50%), due 12/1/28 (b)	1,795,294	1,795,935
		4,363,543

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien 2024 Refinancing Term Loan
7.446% (1 Month SOFR + 2.75%), due 12/21/28 (b)	$ 5,948,159	$ 5,959,723
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan
8.097% (3 Month SOFR + 3.25%), due 1/31/28	5,071,866	4,992,968
First Lien Term Loan
8.586% (1 Month SOFR + 4.00%, 3 Month SOFR + 4.00%), due 1/29/31	3,585,367	3,528,223
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
8.571% (3 Month SOFR + 3.50%), due 2/25/29 (b)	5,396,261	5,374,099
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.55% (1 Month SOFR + 2.75%), due 3/9/28 (b)	2,044,194	1,972,647
Michaels Cos., Inc. (The)
First Lien Term Loan B
9.115% (3 Month SOFR + 4.25%), due 4/17/28 (b)	1,695,036	1,298,821
Perrigo Investments LLC
First Lien Initial Term Loan B
7.035% (1 Month SOFR + 2.25%), due 4/20/29 (b)	2,086,651	2,074,479
Prestige Brands, Inc.
First Lien Term Loan B5
6.80% (1 Month SOFR + 2.00%), due 7/3/28 (b)	140,000	140,175
		25,341,135
Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.435% (1 Month SOFR + 1.75%), due 1/31/31 (b)	2,619,941	2,620,923
SRAM LLC
First Lien 2021 Refinancing Term Loan B
7.55% (1 Month SOFR + 2.75%), due 5/18/28 (b)	2,470,909	2,472,454
	Principal Amount	Value

Personal & Nondurable Consumer Products (Manufacturing Only) (continued)
Varsity Brands LLC
First Lien Initial Term Loan
8.821% (3 Month SOFR + 3.75%), due 8/26/31 (b)	$ 2,400,000	$ 2,390,143
		7,483,520
Personal, Food & Miscellaneous Services 0.7%
Aramark Services, Inc.
First Lien Term Loan B7
6.685% (1 Month SOFR + 2.00%), due 4/6/28 (b)	2,551,889	2,553,165
Hayward Industries, Inc.
First Lien Initial Term Loan
7.30% (1 Month SOFR + 2.50%), due 5/30/28 (b)	1,578,305	1,576,991
IRB Holding Corp.
First Lien Term Loan B
7.535% (1 Month SOFR + 2.75%), due 12/15/27 (b)	4,071,639	4,069,603
KFC Holding Co.
First Lien 2021 Term Loan B
6.645% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,139,487	2,144,301
		10,344,060
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.596% (3 Month SOFR + 4.75%), due 7/6/28 (b)	4,011,765	3,720,912
Printing & Publishing 0.1%
Getty Images, Inc.
First Lien Initial Dollar Term Loan
8.845% (6 Month SOFR + 4.50%), due 2/19/26 (b)	2,328,302	2,312,295
Retail 0.4%
Great Outdoors Group LLC
First Lien Term Loan B1
8.55% (1 Month SOFR + 3.75%), due 3/6/28 (b)	5,985,342	5,997,810
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Retail Store 1.2%
EG America LLC
First Lien Becker Tranche Term Loan A
9.194% (1 Day SOFR + 4.25%), due 3/31/26 (b)	$ 1,447,644	$ 1,447,644
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
7.192% (1 Month SOFR + 2.50%), due 6/11/31 (b)	4,433,334	4,316,958
PetSmart LLC
First Lien Initial Term Loan
8.535% (1 Month SOFR + 3.75%), due 2/11/28 (b)	4,861,512	4,826,786
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.935% (1 Month SOFR + 3.25%), due 10/19/29 (b)	8,096,684	8,076,443
		18,667,831
Services: Business 6.1%
Amazon Holdco, Inc.
First Lien Initial Term Loan
6.935% (1 Month SOFR + 2.25%), due 9/29/31 (b)	5,250,000	5,245,075
Armor HoldCo, Inc.
First Lien Initial Dollar Term Loan
10.014% (6 Month SOFR + 4.50%), due 12/11/28 (b)	3,570,708	3,586,330
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2 7.435% - 7.807%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31	1,194,577	1,193,083
First Lien Initial Term Loan
7.435% (1 Month SOFR + 2.75%), due 7/1/31	4,814,161	4,811,152
ConnectWise LLC
First Lien Initial Term Loan
8.365% (3 Month SOFR + 3.50%), due 9/29/28 (b)	3,899,974	3,894,124
Corporation Service Co.
First Lien USD Tranche Term Loan B
7.185% (1 Month SOFR + 2.50%), due 11/5/29 (b)	1,135,781	1,136,491
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
7.468% (1 Month SOFR + 2.75%), due 1/18/29 (b)	5,507,087	5,516,922
	Principal Amount	Value

Services: Business (continued)
Electron Bidco, Inc.
First Lien Term Loan
7.80% (1 Month SOFR + 3.00%), due 11/1/28 (b)	$ 5,963,054	$ 5,973,305
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.491% (6 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	382,020
GIP II Blue Holding LP
First Lien Initial Term Loan
8.435% (1 Month SOFR + 3.75%), due 9/29/28 (b)	2,922,644	2,928,490
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.604% (3 Month SOFR + 2.00%), due 7/3/28 (b)	794,898	797,163
Indy US Bidco LLC
First Lien Facility Tranche Term Loan B1
8.55% (1 Month SOFR + 3.75%), due 3/6/28 (b)	4,304,081	4,259,246
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.954% (3 Month SOFR + 4.25%), due 8/21/28 (b)	7,077,000	6,900,075
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 8/2/28 (b)	4,845,321	4,845,321
Mitchell International, Inc.
First Lien Initial Term Loan
7.935% (1 Month SOFR + 3.25%), due 6/17/31 (b)	4,988,079	4,944,558
MPH Acquisition Holdings LLC
First Lien Initial Term Loan
9.569% (3 Month SOFR + 4.25%), due 9/1/28 (b)	2,855,141	2,136,596
Nielsen Consumer LLC
First Lien Ninth Amendment Dollar Refinancing Term Loan
9.435% (1 Month SOFR + 4.75%), due 3/6/28 (b)	2,625,000	2,612,970
OVG Business Services LLC
First Lien Initial Term Loan
7.685% (1 Month SOFR + 3.00%), due 6/25/31 (b)	1,875,000	1,867,969

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Parexel International, Inc.
First Lien Fifth Amendment Term Loan
7.685% (1 Month SOFR + 3.00%), due 11/15/28 (b)	$ 5,604,899	$ 5,597,893
Plano Holdco, Inc.
First Lien Closing Date Term Loan
8.092% (3 Month SOFR + 3.50%), due 10/2/31 (b)	1,800,000	1,809,000
Polaris Newco LLC
First Lien Dollar Term Loan
8.847% (3 Month SOFR + 4.00%), due 6/2/28 (b)	2,437,149	2,417,762
Pra Health Sciences, Inc.
First Lien Term Loan B
6.604% (3 Month SOFR + 2.00%), due 7/3/28 (b)	198,049	198,614
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
8.147% (3 Month SOFR + 3.50%), due 7/16/31	4,228,537	4,231,840
Second Lien Initial Term Loan
9.897% (3 Month SOFR + 5.25%), due 7/2/32	1,500,000	1,506,874
Prometric Holdings, Inc.
First Lien Term Loan C
9.55% (1 Month SOFR + 4.75%), due 1/31/28 (b)	1,605,535	1,612,358
Raven Acquisition Holdings LLC
First Lien Term Loan B
7.527% (1 Year SOFR + 3.75%), due 10/24/31 (b)	2,239,999	2,227,679
Ryan LLC
First Lien Term Loan
8.185% (1 Month SOFR + 3.50%), due 11/14/30 (b)	3,154,512	3,150,568
Ryan Specialty Group LLC
First Lien Term Loan B1
6.935% (1 Month SOFR + 2.25%), due 9/15/31 (b)	3,886,551	3,880,072
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.435% (1 Month SOFR + 3.75%), due 7/18/31 (b)	1,000,000	1,004,375
Vestis Corp.
First Lien Term Loan B1
7.371% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,161,250	2,143,690
	Principal Amount	Value

Services: Business (continued)
Vizient, Inc.
First Lien Term Loan B8
6.685% (1 Month SOFR + 2.00%), due 8/1/31 (b)	$ 600,000	$ 600,214
Vortex Opco LLC
First Lien Closing Date Second-Out Purchased Term Loan
9.118% (3 Month SOFR + 4.25%), due 12/18/28 (b)	2,306,501	1,574,187
		94,986,016
Services: Consumer 0.1%
Planet U.S. Buyer LLC
First Lien Term Loan
8.604% (3 Month SOFR + 3.50%), due 2/7/31 (b)	1,496,250	1,499,990
West Technology Group LLC
First Lien Term Loan B3
8.835% (3 Month SOFR + 4.00%), due 4/12/27 (b)	907,736	787,840
		2,287,830
Software 3.6%
AppLovin Corp. (b)
First Lien Amendment No. 1 10-I Replacement Term Loan
7.185% (1 Month SOFR + 2.50%), due 10/25/28	4,697,320	4,702,351
First Lien Term Loan B
7.185% (1 Month SOFR + 2.50%), due 8/16/30	796,000	796,373
Cloud Software Group, Inc. (b)
First Lien Third Amendment Term Loan 9.104% - 9.204%
(3 Month SOFR + 4.50%), due 3/21/31	1,000,000	999,480
First Lien Initial Dollar Facility Term Loan B
8.604% (3 Month SOFR + 4.00%), due 3/30/29	4,851,180	4,848,148
Cloudera, Inc.
First Lien Initial Term Loan
8.535% (1 Month SOFR + 3.75%), due 10/9/28 (b)	2,474,555	2,427,125
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.55% (1 Month SOFR + 3.75%), due 10/16/28 (b)	2,552,007	2,381,872
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
Cotiviti, Inc.
First Lien Initial Floating Rate Term Loan
8.094% (1 Month SOFR + 3.25%), due 5/1/31 (b)	$ 3,283,500	$ 3,284,869
Delta Topco, Inc.
First Lien Second Amendment Term Loan
8.198% (6 Month SOFR + 3.50%), due 11/30/29 (b)	1,279,286	1,279,375
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.935% (1 Month SOFR + 4.25%), due 6/26/31 (b)	3,000,000	2,940,000
Ellucian Holdings, Inc.
First Lien 2024 Incremental Term Loan B
8.285% (1 Month SOFR + 3.50%), due 10/7/29 (b)	2,807,784	2,818,314
Gen Digital, Inc.
First Lien Term Loan B
6.435% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,302,807	3,289,391
Informatica LLC
First Lien Term Loan B
6.935% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,689,982	3,689,982
Isolved, Inc.
First Lien Term Loan B1
8.185% (1 Month SOFR + 3.50%), due 10/15/30 (b)	585,298	586,761
Magenta Security Holdings LLC (b)
First Lien Super Priority Third Out Term Loan
6.345% (5.50% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (d)	1,676,291	597,878
First Lien Super Priority Second Out Term Loan
6.345% (6.25% PIK) (3 Month SOFR + 1.50%), due 7/27/28 (d)	482,569	347,449
First Lien Super Priority First Out Term Loan
11.595% (3 Month SOFR + 6.75%), due 7/27/28	380,975	354,307
McAfee Corp.
First Lien Tranche Term Loan B1
8.10% (1 Month SOFR + 3.25%), due 3/1/29 (b)	2,908,101	2,899,618
	Principal Amount	Value

Software (continued)
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
9.185% (3 Month SOFR + 4.50%), due 5/2/29 (b)	$ 1,941,392	$ 1,725,009
Quartz AcquireCo LLC
First Lien Term Loan B1
7.354% (3 Month SOFR + 2.75%), due 6/28/30 (b)	1,237,500	1,237,500
Sovos Compliance LLC
First Lien Initial Term Loan
9.30% (1 Month SOFR + 4.50%), due 8/11/28 (b)	2,902,331	2,899,066
UKG, Inc.
First Lien Initial Term Loan
7.617% (3 Month SOFR + 3.00%), due 2/10/31 (b)	8,817,978	8,825,332
Vision Solutions, Inc.
First Lien New Term Loan B
8.847% (3 Month SOFR + 4.00%), due 4/24/28 (b)	2,717,674	2,675,211
		55,605,411
Telecommunications 2.2%
Avaya, Inc.
First Lien Exit Term Loan
12.185% (1 Month SOFR + 7.50%), due 8/1/28 (b)	426,395	353,908
Azalea Topco, Inc.
First Lien Initial Term Loan
8.185% (1 Month SOFR + 3.50%), due 4/30/31 (b)	3,571,429	3,569,754
Cablevision Lightpath LLC
First Lien Initial Term Loan
8.168% (1 Month SOFR + 3.25%), due 11/30/27 (b)	3,970,522	3,958,114
Ciena Corp.
First Lien Refinancing Term Loan
6.759% (1 Month SOFR + 2.00%), due 10/24/30 (b)	987,537	988,155
Colorado Buyer, Inc.
First Lien Initial Term Loan
10.50% (3 Month PRIME + 2.00%), due 12/1/24 (b)(e)(f)(g)(h)	491,469	491
Connect Finco SARL
First Lien First Amendment Term Loan
8.185% (1 Month SOFR + 3.50%), due 12/11/26 (b)	2,210,226	2,194,109

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
CSC Holdings LLC
First Lien Term Loan B5
7.173% (6 Month SOFR + 2.50%), due 4/15/27 (b)	$ 6,361,827	$ 5,907,223
Frontier Communications Holdings LLC
First Lien 2024 Refinancing Term Loan
8.763% (6 Month SOFR + 3.50%), due 7/1/31 (b)	3,300,000	3,314,437
GoGo Intermediate Holdings LLC
First Lien Initial Term Loan
8.55% (1 Month SOFR + 3.75%), due 5/1/28 (b)	5,368,927	5,024,328
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
7.182% (1 Month SOFR + 2.35%), due 4/16/29	1,457,003	1,320,409
First Lien Term Loan B2
7.182% (1 Month SOFR + 2.35%), due 4/15/30	1,457,003	1,303,108
Telesat Canada
First Lien Term Loan B5
8.069% (3 Month SOFR + 2.75%), due 12/6/26 (b)	2,034,078	917,369
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.80% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,075,110	4,768,066
		33,619,471
Utilities 0.7%
Astoria Energy LLC
First Lien Term Loan B 7.854% - 7.935%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 12/10/27 (b)	807,185	808,771
Edgewater Generation LLC
First Lien Refinancing Term Loan
8.935% (1 Month SOFR + 4.25%), due 8/1/30 (b)	4,389,964	4,418,186
Exgen Renewables IV LLC
First Lien Term Loan
7.307% (3 Month SOFR + 2.25%), due 12/15/27 (b)	2,268,527	2,272,982
	Principal Amount	Value

Utilities (continued)
Hamilton Projects Acquiror LLC
First Lien Term Loan
8.435% (1 Month SOFR + 3.75%), due 5/30/31 (b)	$ 2,671,875	$ 2,681,416
		10,181,355
Water 0.3%
AI Aqua Merger Sub, Inc.
First Lien Initial Term Loan B
8.357% (1 Month SOFR + 3.50%), due 7/31/28 (b)	5,222,426	5,229,549
Total Loan Assignments (Cost $1,273,700,178)		1,255,876,450
Total Long-Term Bonds (Cost $1,471,540,343)		1,454,851,291

	Shares

Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,782,160
Total Affiliated Investment Company (Cost $7,308,299)		6,782,160
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (e)(h)(i)	4,973	—
Millennium Industries Corp. (e)(h)(i)	5,298	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (e)(h)(i)	40,688	203,440
Financial Services 0.0% ‡
New Topco Shares, Class A (e)(h)(i)	482,014	—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (e)(h)(i)	5,387	54
Health Care Providers & Services 0.1%
Mallinckrodt International Corp. (e)(h)(i)	11,784	883,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (e)(h)(i)	175,418	$ —
IT Services 0.1%
Envision Financial Technologies, Inc. (e)(h)(i)	62,402	639,621
Machinery 0.0% ‡
Ameriforge Group, Inc. (e)(h)(i)	60,753	7,290
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (i)	11,878	549,714
Total Common Stocks (Cost $4,043,172)		2,283,919

	Number of Warrants

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (e)(h)(i)(j)	26	0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 5.9%
U.S. Treasury Debt 5.9%
U.S. Treasury Bills (k)
4.653%, due 11/19/24	$ 20,000,000	19,953,774
4.66%, due 11/7/24	4,600,000	4,596,428
4.678%, due 11/26/24	54,700,000	54,525,321
	Principal Amount	Value

U.S. Treasury Debt (continued)
U.S. Treasury Bills (k) (continued)
4.725%, due 11/5/24	$ 6,500,000	$ 6,496,607
7.229%, due 11/12/24	5,200,000	5,192,588
Total Short-Term Investments (Cost $90,762,253)		90,764,718
Total Investments (Cost $1,573,654,067)	100.4%	1,554,682,088
Other Assets, Less Liabilities	(0.4)	(5,603,737)
Net Assets	100.0%	$ 1,549,078,351

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Delayed delivery security.
(d)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $6,405,936, which represented 0.4% of the Fund’s net assets. (Unaudited)
(f)	Issue in non-accrual status.
(g)	Issue in default.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,377	$ —	$ —	$ —	$ 405	$ 6,782	$ 420	$ —	1,299
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Floating Rate Fund

Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 58,476,860	$ —	$ 58,476,860
Corporate Bonds	—	140,497,981	—	140,497,981
Loan Assignments	—	1,255,875,959	491	1,255,876,450
Total Long-Term Bonds	—	1,454,850,800	491	1,454,851,291
Affiliated Investment Company
Fixed Income Fund	6,782,160	—	—	6,782,160
Common Stocks	549,714	—	1,734,205	2,283,919
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	90,764,718	—	90,764,718
Total Investments in Securities	$ 7,331,874	$ 1,545,615,518	$ 1,734,696	$ 1,554,682,088

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $1,566,345,768)	$1,547,899,928
Investment in affiliated investment companies, at value (identified cost $7,308,299)	6,782,160
Cash	17,914,782
Receivables:
Interest	8,129,536
Investment securities sold	2,404,173
Fund shares sold	1,377,470
Other assets	93,008
Total assets	1,584,601,057
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	217
Payables:
Investment securities purchased	29,898,917
Fund shares redeemed	3,153,091
Manager (See Note 3)	774,156
Transfer agent (See Note 3)	192,028
NYLIFE Distributors (See Note 3)	187,607
Professional fees	34,624
Custodian	16,976
Trustees	707
Shareholder communication	447
Accrued expenses	18,072
Distributions payable	1,245,864
Total liabilities	35,522,706
Net assets	$1,549,078,351
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$174,389
Additional paid-in-capital	1,749,742,141
1,749,916,530
Total distributable earnings (loss)	(200,838,179)
Net assets	$1,549,078,351
Class A
Net assets applicable to outstanding shares	$710,196,096
Shares of beneficial interest outstanding	79,960,785
Net asset value per share outstanding	$8.88
Maximum sales charge (3.00% of offering price)	0.27
Maximum offering price per share outstanding	$9.15
Investor Class
Net assets applicable to outstanding shares	$16,742,483
Shares of beneficial interest outstanding	1,884,987
Net asset value per share outstanding	$8.88
Maximum sales charge (2.50% of offering price)	0.23
Maximum offering price per share outstanding	$9.11
Class C
Net assets applicable to outstanding shares	$39,728,570
Shares of beneficial interest outstanding	4,471,558
Net asset value and offering price per share outstanding	$8.88
Class I
Net assets applicable to outstanding shares	$581,784,393
Shares of beneficial interest outstanding	65,492,507
Net asset value and offering price per share outstanding	$8.88
Class R6
Net assets applicable to outstanding shares	$200,197,380
Shares of beneficial interest outstanding	22,530,375
Net asset value and offering price per share outstanding	$8.89
SIMPLE Class
Net assets applicable to outstanding shares	$429,429
Shares of beneficial interest outstanding	48,337
Net asset value and offering price per share outstanding	$8.88

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Floating Rate Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$147,443,460
Dividends-affiliated	420,059
Total income	147,863,519
Expenses
Manager (See Note 3)	9,440,094
Distribution/Service—Class A (See Note 3)	1,683,947
Distribution/Service—Investor Class (See Note 3)	44,313
Distribution/Service—Class B (See Note 3)(a)	1,037
Distribution/Service—Class C (See Note 3)	428,514
Distribution/Service—Class R3 (See Note 3)(b)	1,654
Distribution/Service—SIMPLE Class (See Note 3)	1,321
Transfer agent (See Note 3)	1,156,907
Professional fees	197,129
Registration	174,710
Shareholder communication	86,494
Custodian	46,319
Trustees	38,427
Shareholder service (See Note 3)	331
Miscellaneous	128,549
Total expenses	13,429,746
Net investment income (loss)	134,433,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(16,783,888)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	38,448,860
Affiliated investments	405,179
Unfunded commitments	(217)
Net change in unrealized appreciation (depreciation)	38,853,822
Net realized and unrealized gain (loss)	22,069,934
Net increase (decrease) in net assets resulting from operations	$156,503,707

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$134,433,773	$145,671,806
Net realized gain (loss)	(16,783,888)	(48,989,803)
Net change in unrealized appreciation (depreciation)	38,853,822	95,102,993
Net increase (decrease) in net assets resulting from operations	156,503,707	191,784,996
Distributions to shareholders:
Class A	(55,042,133)	(42,905,590)
Investor Class	(1,427,334)	(1,416,352)
Class B(a)	(7,859)	(34,075)
Class C	(3,128,349)	(3,493,618)
Class I	(55,443,477)	(75,206,717)
Class R3(b)	(26,813)	(67,129)
Class R6	(17,573,595)	(21,775,159)
SIMPLE Class	(20,744)	(6,483)
Total distributions to shareholders	(132,670,304)	(144,905,123)
Capital share transactions:
Net proceeds from sales of shares	441,666,022	722,369,202
Net asset value of shares issued to shareholders in reinvestment of distributions	114,751,678	122,065,730
Cost of shares redeemed	(670,733,852)	(1,460,955,196)
Increase (decrease) in net assets derived from capital share transactions	(114,316,152)	(616,520,264)
Net increase (decrease) in net assets	(90,482,749)	(569,640,391)
Net Assets
Beginning of year	1,639,561,100	2,209,201,491
End of year	$1,549,078,351	$1,639,561,100

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Floating Rate Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.75	$8.55	$9.13	$8.84	$9.02
Net investment income (loss) (a)	0.73	0.69	0.34	0.25	0.31
Net realized and unrealized gain (loss)	0.13	0.19	(0.59)	0.28	(0.18)
Total from investment operations	0.86	0.88	(0.25)	0.53	0.13
Less distributions:
From net investment income	(0.73)	(0.68)	(0.33)	(0.24)	(0.31)
Net asset value at end of year	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	10.11%	10.61%	(2.77)%	6.05%	1.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.28%	7.85%	3.82%	2.78%	3.56%
Net expenses (c)	0.96%	0.97%	0.99%	1.02%	1.14%
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of year (in 000’s)	$710,196	$617,220	$513,558	$397,101	$279,188

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.75	$8.55	$9.13	$8.84	$9.02
Net investment income (loss) (a)	0.72	0.67	0.32	0.24	0.31
Net realized and unrealized gain (loss)	0.12	0.20	(0.58)	0.28	(0.18)
Total from investment operations	0.84	0.87	(0.26)	0.52	0.13
Less distributions:
From net investment income	(0.71)	(0.67)	(0.32)	(0.23)	(0.31)
Net asset value at end of year	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	9.95%	10.47%	(2.85)%	5.96%	1.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.16%	7.72%	3.64%	2.67%	3.55%
Net expenses (c)	1.10%	1.10%	1.07%	1.12%	1.13%
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of year (in 000's)	$16,742	$18,016	$17,820	$19,314	$20,569

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.75	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.66	0.61	0.26	0.17	0.25
Net realized and unrealized gain (loss)	0.12	0.19	(0.58)	0.28	(0.19)
Total from investment operations	0.78	0.80	(0.32)	0.45	0.06
Less distributions:
From net investment income	(0.65)	(0.60)	(0.26)	(0.16)	(0.25)
Net asset value at end of year	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	9.14%	9.65%	(3.58)%	5.17%	0.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.41%	6.94%	2.92%	1.91%	2.85%
Net expenses (c)	1.85%	1.85%	1.82%	1.88%	1.88%
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of year (in 000’s)	$39,729	$46,482	$56,706	$52,522	$55,153

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.75	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.76	0.70	0.35	0.28	0.33
Net realized and unrealized gain (loss)	0.12	0.20	(0.58)	0.27	(0.19)
Total from investment operations	0.88	0.90	(0.23)	0.55	0.14
Less distributions:
From net investment income	(0.75)	(0.70)	(0.35)	(0.26)	(0.33)
Net asset value at end of year	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	10.38%	10.89%	(2.53)%	6.31%	1.69%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.55%	8.01%	3.98%	3.04%	3.85%
Net expenses (c)	0.71%	0.73%	0.74%	0.77%	0.89%
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of year (in 000’s)	$581,784	$743,846	$1,287,716	$1,186,421	$445,468

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Floating Rate Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.76	$8.55	$9.13	$8.84	$9.03
Net investment income (loss) (a)	0.76	0.71	0.36	0.30	0.35
Net realized and unrealized gain (loss)	0.12	0.21	(0.58)	0.27	(0.19)
Total from investment operations	0.88	0.92	(0.22)	0.57	0.16
Less distributions:
From net investment income	(0.75)	(0.71)	(0.36)	(0.28)	(0.35)
Net asset value at end of year	$8.89	$8.76	$8.55	$9.13	$8.84
Total investment return (b)	10.46%	11.10%	(2.42)%	6.47%	1.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	8.62%	8.11%	4.07%	3.24%	3.99%
Net expenses (c)	0.64%	0.64%	0.63%	0.62%	0.67%
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of year (in 000’s)	$200,197	$212,357	$332,082	$366,720	$120,432

(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.75	$8.55	$9.13	$8.84	$8.83*
Net investment income (loss) (a)	0.71	0.68	0.30	0.22	0.04
Net realized and unrealized gain (loss)	0.12	0.18	(0.58)	0.28	0.01
Total from investment operations	0.83	0.86	(0.28)	0.50	0.05
Less distributions:
From net investment income	(0.70)	(0.66)	(0.30)	(0.21)	(0.04)
Net asset value at end of period	$8.88	$8.75	$8.55	$9.13	$8.84
Total investment return (b)	9.81%	10.33%	(3.09)%	5.67%	0.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.96%	7.82%	3.41%	2.42%	2.72%††
Net expenses (c)	1.23%	1.20%	1.32%	1.38%	1.37%††
Portfolio turnover rate	26%	11%	27%	22%	22%
Net assets at end of period (in 000’s)	$429	$142	$26	$27	$25

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 3, 2004
Investor Class	February 28, 2008
Class C	May 3, 2004
Class I	May 3, 2004
Class R6	February 28, 2019
SIMPLE Class	August 31, 2020
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made from August 1, 2017 through April 14, 2019, a CDSC of 1.00% may be imposed on certain redemptions (for investments of $500,000 which paid no initial sales charge) of such shares within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

34	NYLI Floating Rate Fund

market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each
35

Notes to Financial Statements (continued)
security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to

36	NYLI Floating Rate Fund

pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source. Premiums and discount on purchased securities other than bank loans, are accreted and amortized, respectively on the effective interest rate method. Premiums and discounts on purchased bank loan securities are accreted and amortized, respectively, on the straight line method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery
37

Notes to Financial Statements (continued)
purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(J) Loan Risk. The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Fund's NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or ''Subadvisor''), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the year ended October 31, 2024, the effective management fee rate was 0.59%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses

38	NYLI Floating Rate Fund

(excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund, except for Class R6 shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $9,440,094 and paid the Subadvisor in the amount of $4,720,047.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class shares Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R3*	$331

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $59,168 and $1,685, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $127,463, $110 and $2,659, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by
39

Notes to Financial Statements (continued)
the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$518,546	$—
Investor Class	38,605	—
Class B*	215	—
Class C	93,306	—
Class I	497,540	—
Class R3*	180	—
Class R6	8,262	—
SIMPLE Class	253	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$32,861	0.0%‡
SIMPLE Class	31,002	7.2

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,573,780,722	$10,137,550	$(29,236,184)	$(19,098,634)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$4,998,725	$(185,432,413)	$(1,305,640)	$(19,098,851)	$(200,838,179)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustments. The other temporary differences are primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $185,432,413, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$27,631	$157,801
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$132,670,304	$144,905,123
Note 5–Commitments and Contingencies
As of October 31, 2024, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Amern Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$1,427,525	$—
Focus Financial Partners LLC, First Lien 2024 Delayed Draw Commitment Term Loan TBD, due 9/11/31	135,893	113
Raven Acquisition Holdings LLC, First Lien Delayed Draw Term Loan TBD, due 10/24/31	159,121	(80)
Ryan LLC, First Lien Delayed Term Loan TBD, due 11/14/30	199,750	(250)
Total	$1,922,289	$(217)

40	NYLI Floating Rate Fund

Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $411,324 and $524,084, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	23,239,787	$205,983,843
Shares issued to shareholders in reinvestment of distributions	5,743,202	50,936,998
Shares redeemed	(20,119,838)	(178,353,333)
Net increase (decrease) in shares outstanding before conversion	8,863,151	78,567,508
Shares converted into Class A (See Note 1)	606,608	5,383,587
Shares converted from Class A (See Note 1)	(33,539)	(297,760)
Net increase (decrease)	9,436,220	$83,653,335
Year ended October 31, 2023:
Shares sold	29,660,554	$259,073,096
Shares issued to shareholders in reinvestment of distributions	4,535,788	39,624,570
Shares redeemed	(24,335,648)	(212,100,606)
Net increase (decrease) in shares outstanding before conversion	9,860,694	86,597,060
Shares converted into Class A (See Note 1)	653,220	5,709,218
Shares converted from Class A (See Note 1)	(76,460)	(666,225)
Net increase (decrease)	10,437,454	$91,640,053

41

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	285,280	$2,525,502
Shares issued to shareholders in reinvestment of distributions	156,831	1,390,847
Shares redeemed	(237,141)	(2,102,345)
Net increase (decrease) in shares outstanding before conversion	204,970	1,814,004
Shares converted into Investor Class (See Note 1)	62,405	552,627
Shares converted from Investor Class (See Note 1)	(440,744)	(3,912,819)
Net increase (decrease)	(173,369)	$(1,546,188)
Year ended October 31, 2023:
Shares sold	366,136	$3,196,355
Shares issued to shareholders in reinvestment of distributions	158,344	1,382,777
Shares redeemed	(243,798)	(2,129,368)
Net increase (decrease) in shares outstanding before conversion	280,682	2,449,764
Shares converted into Investor Class (See Note 1)	46,843	408,287
Shares converted from Investor Class (See Note 1)	(353,983)	(3,095,302)
Net increase (decrease)	(26,458)	$(237,251)

Class B	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	1,921	$16,930
Shares issued to shareholders in reinvestment of distributions	655	5,801
Shares redeemed	(11,822)	(104,715)
Net increase (decrease) in shares outstanding before conversion	(9,246)	(81,984)
Shares converted from Class B (See Note 1)	(38,133)	(338,038)
Net increase (decrease)	(47,379)	$(420,022)
Year ended October 31, 2023:
Shares sold	15,627	$136,525
Shares issued to shareholders in reinvestment of distributions	2,980	26,053
Shares redeemed	(18,403)	(160,726)
Net increase (decrease) in shares outstanding before conversion	204	1,852
Shares converted from Class B (See Note 1)	(16,990)	(148,518)
Net increase (decrease)	(16,786)	$(146,666)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	640,232	$5,680,170
Shares issued to shareholders in reinvestment of distributions	337,735	2,996,200
Shares redeemed	(1,623,663)	(14,399,594)
Net increase (decrease) in shares outstanding before conversion	(645,696)	(5,723,224)
Shares converted from Class C (See Note 1)	(192,018)	(1,703,353)
Net increase (decrease)	(837,714)	$(7,426,577)
Year ended October 31, 2023:
Shares sold	1,027,146	$8,965,639
Shares issued to shareholders in reinvestment of distributions	382,406	3,340,107
Shares redeemed	(2,584,724)	(22,521,244)
Net increase (decrease) in shares outstanding before conversion	(1,175,172)	(10,215,498)
Shares converted from Class C (See Note 1)	(148,091)	(1,290,540)
Net increase (decrease)	(1,323,263)	$(11,506,038)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	23,042,791	$204,362,563
Shares issued to shareholders in reinvestment of distributions	4,715,474	41,817,555
Shares redeemed	(47,281,028)	(418,980,764)
Net increase (decrease) in shares outstanding before conversion	(19,522,763)	(172,800,646)
Shares converted into Class I (See Note 1)	44,043	391,005
Shares converted from Class I (See Note 1)	(7,926)	(70,164)
Net increase (decrease)	(19,486,646)	$(172,479,805)
Year ended October 31, 2023:
Shares sold	47,944,395	$417,819,396
Shares issued to shareholders in reinvestment of distributions	6,430,803	56,101,128
Shares redeemed	(119,984,501)	(1,042,874,690)
Net increase (decrease) in shares outstanding before conversion	(65,609,303)	(568,954,166)
Shares converted into Class I (See Note 1)	74,860	652,282
Shares converted from Class I (See Note 1)	(134,653)	(1,184,095)
Net increase (decrease)	(65,669,096)	$(569,485,979)

42	NYLI Floating Rate Fund

Class R3	Shares	Amount
Year ended October 31, 2024: (b)
Shares sold	6,203	$54,800
Shares issued to shareholders in reinvestment of distributions	1,225	10,840
Shares redeemed	(131,146)	(1,164,460)
Net increase (decrease)	(123,718)	$(1,098,820)
Year ended October 31, 2023:
Shares sold	54,334	$474,247
Shares issued to shareholders in reinvestment of distributions	3,966	34,653
Shares redeemed	(21,727)	(189,364)
Net increase (decrease)	36,573	$319,536

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,569,072	$22,778,810
Shares issued to shareholders in reinvestment of distributions	1,980,341	17,572,693
Shares redeemed	(6,272,564)	(55,628,641)
Net increase (decrease) in shares outstanding before conversion	(1,723,151)	(15,277,138)
Shares converted from Class R6 (See Note 1)	(572)	(5,085)
Net increase (decrease)	(1,723,723)	$(15,282,223)
Year ended October 31, 2023:
Shares sold	3,742,287	$32,595,005
Shares issued to shareholders in reinvestment of distributions	2,467,779	21,549,959
Shares redeemed	(20,748,220)	(180,979,198)
Net increase (decrease) in shares outstanding before conversion	(14,538,154)	(126,834,234)
Shares converted from Class R6 (See Note 1)	(44,493)	(385,107)
Net increase (decrease)	(14,582,647)	$(127,219,341)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	29,738	$263,404
Shares issued to shareholders in reinvestment of distributions	2,338	20,744
Net increase (decrease)	32,076	$284,148
Year ended October 31, 2023:
Shares sold	12,509	$108,939
Shares issued to shareholders in reinvestment of distributions	740	6,483
Net increase (decrease)	13,249	$115,422

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
43

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Floating Rate Fund (formerly MainStay Floating Rate Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
44	NYLI Floating Rate Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
45

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
46

NYLI MacKay California Muni Fund
(formerly known as MainStay MacKay California Tax Free Opportunities Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 100.4%
Long-Term Municipal Bonds 96.4%
Certificate of Participation/Lease 1.1%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 6,380,000	$ 6,741,812
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,100,770
		13,842,582
Education 6.0%
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/44	350,000	361,666
California Infrastructure & Economic Development Bank, Harvard-Westlake School, Revenue Bonds
5.00%, due 6/1/39	13,675,000	15,715,547
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,539,825
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,275,000	1,285,436
Series A
5.00%, due 5/1/46	1,325,000	1,330,693
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/36 (a)	1,300,000	1,309,622
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,334,226
	Principal Amount	Value

Education (continued)
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds
Series B
4.50%, due 11/1/46 (a)	$ 1,600,000	$ 1,508,245
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,220,647
Series A
5.00%, due 10/1/49	4,440,000	4,622,436
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	1,000,000	1,047,114
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	480,252
5.00%, due 8/1/28	650,000	657,014
5.00%, due 8/1/36	550,000	553,508
5.00%, due 8/1/41	700,000	702,729
5.00%, due 8/1/46	1,695,000	1,698,815
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (a)	1,485,000	1,509,460
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	1,080,000	1,086,531
Series A
5.00%, due 7/1/46	750,000	753,996
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	507,693
Series A
5.00%, due 7/1/49	500,000	501,698

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (a)	$ 600,000	$ 600,404
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	550,964
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)(b)
Series A
5.00%, due 6/1/54	1,350,000	1,307,449
Series A
5.125%, due 6/1/59	1,500,000	1,470,290
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	742,312
Series A
5.00%, due 6/1/58	600,000	580,088
California State University, Revenue Bonds
Series A
4.00%, due 11/1/55	1,500,000	1,492,436
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	9,500,000	10,842,865
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,001,237
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	545,000	579,470
University of California, Revenue Bonds
Series BH
4.00%, due 5/15/46	2,775,000	2,782,707
Series AV
5.25%, due 5/15/42	5,000,000	5,221,713
	Principal Amount	Value

Education (continued)
University of California, Revenue Bonds (continued)
Series BN
5.50%, due 5/15/40	$ 5,700,000	$ 6,666,399
		76,565,487
General 2.2%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	990,393
Series B
4.00%, due 9/1/50	3,150,000	2,815,303
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	868,993
Series D
5.50%, due 9/2/53	1,000,000	1,033,841
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,033,839
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	215,000	198,614
4.00%, due 9/1/41	450,000	414,790
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/40	4,000,000	4,332,184
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	370,179
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,976,397	1,294,540
(zero coupon), due 11/1/51	3,221,508	1,763,775
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,745,995

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
River Islands Public Financing Authority, Community Facilities District No. 2003-1 Improvement Area No. 1, Special Tax
Series A-1, Insured: AGM
5.25%, due 9/1/52	$ 4,000,000	$ 4,305,584
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,646,089
Romoland School District, Community Facilities District No. 2022-2, Special Tax
Class 2
5.00%, due 9/1/39	350,000	373,332
5.00%, due 9/1/44	375,000	392,308
5.00%, due 9/1/49	775,000	805,554
San Francisco City & County Redevelopment Agency, Transbay Infrastructure Project, Tax Allocation, Third Lien
Series B, Insured: AGM
5.00%, due 8/1/48	1,500,000	1,635,874
Series B, Insured: AGM
5.25%, due 8/1/53	1,400,000	1,544,849
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	1,000,000	1,071,888
		28,637,924
General Obligation 28.1%
Alameda Unified School District, Election of 2022, Unlimited General Obligation
Series B
5.00%, due 8/1/49	2,000,000	2,191,366
Alhambra Unified School District, Unlimited General Obligation
Series B
4.25%, due 8/1/43	2,000,000	2,070,265
Series B
5.25%, due 8/1/48	3,000,000	3,346,582
	Principal Amount	Value

General Obligation (continued)
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	$ 3,150,000	$ 3,271,239
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/46	1,000,000	823,058
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	300,103
Chabot-Las Positas Community College District, Unlimited General Obligation
4.00%, due 8/1/37	3,000,000	3,023,927
Series C
5.25%, due 8/1/48	1,250,000	1,397,383
Chaffey Joint Union High School District, Unlimited General Obligation
Series H
5.00%, due 8/1/49	3,000,000	3,296,333
Series C
5.25%, due 8/1/47	3,500,000	3,618,993
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,130,436
2.00%, due 9/1/40	1,590,000	1,124,166
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,210,468
Series B
5.25%, due 8/1/42	1,000,000	1,096,311
College of the Sequoias Visalia Area Improvement District No. 2, Unlimited General Obligation
Series A
5.00%, due 8/1/54	6,530,000	7,113,854
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,840,839	3,122,341
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	$ 10,000,000	$ 9,861,142
Series A-1
4.00%, due 7/1/35	3,350,000	3,288,830
Series A-1
5.625%, due 7/1/27	8,000,000	8,328,284
Series A-1
5.625%, due 7/1/29	2,000,000	2,152,717
Series A-1
5.75%, due 7/1/31	1,800,000	1,985,738
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,048,988
Desert Community College District, Unlimited General Obligation
4.00%, due 8/1/43	2,000,000	2,019,917
4.00%, due 8/1/51	13,225,000	13,240,595
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,740,000	2,664,646
Etiwanda School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,226,053
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,079,538
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,445,014
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,596,593
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,462,269
	Principal Amount	Value

General Obligation (continued)
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37 (c)	$ 4,405,000	$ 4,536,202
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	2,750,000	2,696,102
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	4,166,611
Series D
5.25%, due 8/1/33	1,000,000	1,175,418
Series D
5.25%, due 8/1/34	700,000	818,751
Series D
5.25%, due 8/1/38	2,000,000	2,304,441
Series D
5.25%, due 8/1/39	1,400,000	1,610,458
Series D
5.25%, due 8/1/40	2,200,000	2,513,190
Long Beach Unified School District, Unlimited General Obligation
Series C
4.00%, due 8/1/50	12,550,000	12,498,580
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,014,143
Series A
5.00%, due 7/1/26	6,500,000	6,753,996
Series QRR
5.25%, due 7/1/40	3,500,000	4,061,881
Series QRR
5.25%, due 7/1/47	7,500,000	8,352,026
Los Banos Unified School District, Election of 2018, Unlimited General Obligation
5.25%, due 8/1/49	2,500,000	2,773,706
Manteca Unified School District, Election of 2018, Unlimited General Obligation
Series B
5.25%, due 8/1/53	2,000,000	2,204,642

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	$ 1,500,000	$ 966,769
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,226,745
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,169,518
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,641,863
Monterey Peninsula Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/41	475,000	488,189
Mount San Antonio Community College District, Unlimited General Obligation
Series A
5.00%, due 8/1/41	305,000	327,105
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (c)	1,250,000	1,092,985
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/39	2,240,000	2,563,941
Series A, Insured: AGM
5.25%, due 8/1/40	1,600,000	1,820,448
Series A, Insured: AGM
5.25%, due 8/1/43	3,000,000	3,371,878
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,477,975
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	1,100,000	1,219,104
	Principal Amount	Value

General Obligation (continued)
Ojai Unified School District, Unlimited General Obligation (continued)
Series B, Insured: AGM
5.50%, due 8/1/53	$ 1,750,000	$ 1,957,785
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series C
5.25%, due 8/1/52	3,000,000	3,327,824
Oxnard Union High School District, Unlimited General Obligation
Series C
3.50%, due 8/1/45	1,250,000	1,153,071
Palm Springs Unified School District, Election of 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/42	1,500,000	1,705,516
Series B
5.00%, due 8/1/43	1,630,000	1,839,879
Series B
5.00%, due 8/1/44	1,000,000	1,123,347
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (c)	2,000,000	2,336,210
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,236,046
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,805,674
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
6.85%, due 8/1/42 (c)	2,000,000	2,573,927
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/40	1,960,000	2,130,503
Series A, Insured: BAM
5.50%, due 8/1/52	4,500,000	4,898,961
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
San Bernardino Community College District, Election of 2018, Unlimited General Obligation
Series B
4.125%, due 8/1/49	$ 5,000,000	$ 5,042,683
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	4,360,000	4,334,652
Series B-4
5.00%, due 7/1/40	2,190,000	2,474,961
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,373,025
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series A-3
4.00%, due 7/1/53	6,390,000	6,335,773
Series A-3
5.00%, due 7/1/48	2,665,000	2,911,045
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
5.25%, due 8/1/47	6,750,000	7,606,412
San Francisco Community College District, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 6/15/49	2,025,000	2,225,637
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,405,364
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,658,218
5.00%, due 8/1/38	1,800,000	1,980,694
	Principal Amount	Value

General Obligation (continued)
San Marcos Unified School District, Unlimited General Obligation
Series B
(zero coupon), due 8/1/51	$ 21,090,000	$ 6,638,255
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,124,323
Series B
5.00%, due 8/1/41	1,150,000	1,284,071
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,346,011
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,576,438
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	895,560
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/33	2,600,000	1,833,360
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (c)	1,000,000	1,308,561
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	7,500,000	6,651,326
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,205,388
Savanna School District, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 2/1/52 (c)	3,080,000	2,615,587

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
South San Francisco Unified School District, Unlimited General Obligation
4.00%, due 9/1/52	$ 10,000,000	$ 10,010,642
State of California, Unlimited General Obligation
5.50%, due 8/1/49	4,250,000	4,871,624
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	3,395,000	3,506,948
4.00%, due 10/1/36	4,150,000	4,305,303
4.00%, due 11/1/36	2,500,000	2,587,589
4.00%, due 10/1/37	4,000,000	4,132,378
4.00%, due 10/1/37	4,445,000	4,592,105
4.00%, due 11/1/38	4,775,000	4,907,692
4.00%, due 10/1/39	3,500,000	3,552,056
4.00%, due 3/1/40	5,000,000	5,087,907
4.00%, due 9/1/42	6,250,000	6,345,935
4.00%, due 4/1/49	1,895,000	1,901,149
5.00%, due 9/1/41	3,550,000	3,898,986
5.25%, due 9/1/47	8,450,000	9,357,804
Stockton Unified School District, Unlimited General Obligation
Insured: BAM
5.00%, due 8/1/27	510,000	544,275
Sunnyvale School District, Election of 2018, Unlimited General Obligation
Series B
5.00%, due 9/1/48	2,820,000	3,052,393
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,788,160
Vista Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: BAM
5.25%, due 8/1/48	1,385,000	1,525,272
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	574,005
Series B
5.25%, due 8/1/40	880,000	996,091
	Principal Amount	Value

General Obligation (continued)
Washington Township Health Care District, Unlimited General Obligation (continued)
Series B
5.25%, due 8/1/48	$ 500,000	$ 549,447
Series B
5.50%, due 8/1/53	2,000,000	2,232,752
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,696,066
Series A-1, Insured: AGM
3.00%, due 8/1/51	2,000,000	1,608,873
		361,925,355
Hospital 7.2%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
5.25%, due 12/1/41	2,850,000	3,117,830
California Health Facilities Financing Authority, Cedars-Sinai Health System, Revenue Bonds
Series A
4.00%, due 8/15/40	5,000,000	5,098,257
Series A, Insured: BAM
4.00%, due 8/15/48	4,145,000	4,179,816
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	1,500,000	1,519,768
California Health Facilities Financing Authority, Children's Hospital of Orange County Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/49	2,250,000	2,463,873
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/49	1,000,000	1,088,751
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
5.00%, due 2/1/47	$ 6,500,000	$ 6,659,141
California Health Facilities Financing Authority, Scripps Health System, Revenue Bonds
Series A
5.00%, due 11/15/37	5,550,000	6,320,997
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,952,427
Series A
5.00%, due 7/1/39	9,040,000	9,835,114
Series A
5.25%, due 7/1/49	7,500,000	8,008,956
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.00%, due 12/1/54 (a)	1,000,000	994,006
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	6,925,000	6,811,836
Series A
5.00%, due 7/15/46	1,515,000	1,641,589
California Public Finance Authority, PIH Health, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/31	1,095,000	1,202,710
Series A
5.00%, due 6/1/32	1,180,000	1,307,435
Series A
5.00%, due 6/1/33	2,000,000	2,232,632
Series A
5.00%, due 6/1/34	2,865,000	3,217,260
Series A
5.00%, due 6/1/35	1,790,000	2,014,281
	Principal Amount	Value

Hospital (continued)
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group, Revenue Bonds
Series A
5.00%, due 3/1/35	$ 600,000	$ 607,656
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,074,524
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,206,953
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	1,500,000	1,717,391
Series A
5.25%, due 12/1/42	3,650,000	4,127,082
Series A
5.25%, due 12/1/44	1,000,000	1,122,356
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	7,991,397
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,295,701
Series A
5.00%, due 7/1/41	400,000	411,991
Series A
5.00%, due 7/1/42	380,000	389,886
Series A
5.00%, due 7/1/43	300,000	306,668
Series A
5.75%, due 7/1/48	300,000	326,150
		92,244,434
Housing 1.5%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	292,343

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Housing (continued)
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds (continued)
5.00%, due 5/1/28	$ 250,000	$ 265,172
5.00%, due 5/1/29	1,470,000	1,557,914
California Municipal Finance Authority, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio, Revenue Bonds
Series A
5.00%, due 8/15/49	2,230,000	2,357,405
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (a)	1,000,000	983,935
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,315,139
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,938,735
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	3,500,000	3,553,609
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	3,150,000	2,997,775
Series A
5.00%, due 7/1/61	3,850,000	3,499,946
		18,761,973
	Principal Amount	Value

Other Revenue 24.5%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
Series BB
5.00%, due 3/1/45	$ 2,500,000	$ 2,739,034
California Community Choice Financing Authority, Revenue Bonds
Series C
5.00%, due 8/1/55 (d)	11,150,000	11,955,669
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (d)	4,725,000	4,768,985
Series A
4.00%, due 10/1/52 (d)	4,400,000	4,468,649
Series E-2
4.899%, due 2/1/54	4,250,000	4,292,179
Series A
5.00%, due 5/1/54 (d)	16,900,000	18,244,299
Series C
5.25%, due 1/1/54 (d)	12,325,000	13,240,187
Series F
5.50%, due 10/1/54 (d)	7,245,000	7,988,940
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,360,476
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,700,000	1,993,444
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	356,300
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	305,580
Series A
4.00%, due 6/1/36	300,000	303,714
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien (continued)
Series A
4.00%, due 6/1/37	$ 275,000	$ 277,482
Series A
4.00%, due 6/1/38	275,000	276,301
Series A
4.00%, due 6/1/39	350,000	349,882
Series A
4.00%, due 6/1/49	2,500,000	2,315,166
California Earthquake Authority, Revenue Notes
Series A
5.75%, due 11/1/24	8,700,000	8,700,000
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,007,537
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,490,504
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,735,000	2,849,448
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,207,406
California Municipal Finance Authority, Rancho Colus LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 8/1/26 (d)	3,360,000	3,399,444
	Principal Amount	Value

Other Revenue (continued)
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (d)(e)
Series B
4.15%, due 7/1/51	$ 3,000,000	$ 2,992,990
Series A
4.375%, due 9/1/53	7,500,000	7,801,970
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (e)	8,500,000	8,495,545
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(d)(e)
Series A-2
3.85%, due 11/1/42	3,000,000	2,991,509
4.05%, due 7/1/43	5,000,000	4,996,915
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/40	1,500,000	1,690,219
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	3,959,079
Series D
5.00%, due 11/1/46	5,000,000	5,493,270
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	500,000	500,806
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,898,356
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,258,185

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 1,500,000	$ 287,806
City of Victorville, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,236,236
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,418,803
County of Riverside, Revenue Notes
5.00%, due 6/30/25	6,725,000	6,809,107
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,760,688
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	898,882
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (a)	1,225,000	956,434
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,001,475
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,535,218
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,006,374
Imperial Irrigation District, Electric System, Revenue Bonds
5.00%, due 11/1/41	1,655,000	1,764,901
	Principal Amount	Value

Other Revenue (continued)
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
5.25%, due 11/1/42	$ 1,500,000	$ 1,662,861
Los Angeles County Facilities 2, Inc., County of Los Angeles, Revenue Bonds
Series A
5.25%, due 6/1/54	7,000,000	7,720,742
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/38	6,245,000	6,531,685
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	25,130,000	28,796,339
Los Angeles County Public Works Financing Authority, Lease Revenue Funding Bonds, Revenue Bonds
Series G
5.00%, due 12/1/41	5,965,000	6,566,574
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,310,447
Series A
5.00%, due 10/1/32	3,140,000	3,262,624
Series A
5.00%, due 10/1/39	11,915,000	12,318,799
Modesto Irrigation District, Electric System Revenue, Revenue Bonds
Series A
5.25%, due 10/1/48	7,905,000	8,828,488
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,117,069
Northern California Energy Authority, Revenue Bonds
5.00%, due 12/1/54 (d)	11,910,000	12,635,521
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	$ 4,750,000	$ 5,102,168
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,114,291
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,307,906
Series A-2
4.329%, due 7/1/40	4,659,000	4,615,732
Series A-2B
4.55%, due 7/1/40	1,871,000	1,880,226
Series A-1
4.75%, due 7/1/53	5,866,000	5,825,770
Series A-2
4.784%, due 7/1/58	4,707,000	4,671,923
Series A-1
5.00%, due 7/1/58	2,991,078	2,997,957
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,700,394
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	2,435,000	2,567,093
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,253,594
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A
5.161%, due 11/1/38	2,500,000	2,450,571
	Principal Amount	Value

Other Revenue (continued)
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/32	$ 1,275,000	$ 1,363,352
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,596,469
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,027,625
Series D
5.00%, due 11/15/33	2,630,000	2,653,001
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,773,994
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,500,000	1,483,047
Series A
5.00%, due 10/1/32	1,050,000	1,031,008
		314,812,664
Transportation 14.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	1,910,825
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,757,325
Bay Area Toll Authority, Sustainable Bond, Revenue Bonds
Series F-2
5.00%, due 4/1/40	2,000,000	2,231,264
Series F-2
5.00%, due 4/1/41	5,000,000	5,552,861
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/49 (e)	10,000,000	10,680,122

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
City of Long Beach, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	$ 550,000	$ 629,955
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	467,931
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	905,975
Series A
5.00%, due 5/15/37	3,475,000	3,763,402
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	842,787
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	558,518
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	833,119
City of Los Angeles, Department of Airports, Revenue Bonds (e)
Series D
5.00%, due 5/15/30	3,000,000	3,204,855
Series B
5.00%, due 5/15/34	4,625,000	4,810,596
Series D
5.00%, due 5/15/35	2,000,000	2,086,715
Series F
5.00%, due 5/15/38	1,000,000	1,042,357
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (e)
Series C
5.00%, due 5/15/29	5,000,000	5,355,126
Series G
5.50%, due 5/15/38	1,000,000	1,109,290
Series G
5.50%, due 5/15/39	1,375,000	1,518,508
Series G
5.50%, due 5/15/40	4,000,000	4,399,982
Series H
5.50%, due 5/15/47	4,100,000	4,424,574
County of Sacramento, Airport System, Revenue Bonds
5.00%, due 7/1/35	1,000,000	1,167,891
5.00%, due 7/1/44	2,100,000	2,342,574
5.25%, due 7/1/49	3,500,000	3,892,605
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AGM
5.50%, due 1/15/31 (c)	2,000,000	2,278,502
	Principal Amount	Value

Transportation (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	$ 5,270,000	$ 5,150,870
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (e)	14,500,000	15,294,733
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AGM
5.00%, due 6/30/54 (e)	2,500,000	2,567,289
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (e)	1,855,000	1,996,249
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	5,000,000	5,488,792
Ontario International Airport Authority, Revenue Bonds
Series A, Insured: AGM
4.00%, due 5/15/51	2,000,000	1,941,564
Port of Los Angeles, Revenue Bonds (e)
Series A-1
5.00%, due 8/1/32	1,470,000	1,608,972
Series A-1
5.00%, due 8/1/33	1,750,000	1,926,423
Port of Oakland, Revenue Bonds (e)
Series H
5.00%, due 5/1/29	5,000	5,462
Series H
5.00%, due 5/1/29	1,895,000	2,018,018
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (e)
Series B
5.00%, due 7/1/48	2,000,000	2,097,022
Series B
5.25%, due 7/1/36	3,370,000	3,718,603
Series B
5.25%, due 7/1/58	6,000,000	6,337,864
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (e)
Series C
5.00%, due 5/1/32	$ 5,000,000	$ 5,432,568
Series A
5.00%, due 5/1/35	4,000,000	4,370,244
Series E
5.00%, due 5/1/50	3,460,000	3,548,835
Series A
5.25%, due 5/1/40	1,715,000	1,901,135
Series A
5.25%, due 5/1/43	7,500,000	8,127,500
Series A
5.25%, due 5/1/44	7,500,000	8,102,211
Series C
5.75%, due 5/1/48	14,300,000	15,846,914
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	9,750,000	9,771,281
Series B
5.25%, due 1/15/49	1,915,000	1,918,850
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/35	1,000,000	1,037,134
		179,976,192
Utilities 4.2%
Anaheim Housing & Public Improvements Authority, City of Anaheim Electric System, Revenue Bonds
Series A
5.00%, due 10/1/33	2,420,000	2,667,563
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	550,000	620,966
Series A
5.00%, due 10/1/42	515,000	579,122
	Principal Amount	Value

Utilities (continued)
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	$ 1,230,000	$ 1,291,310
Series A
5.00%, due 10/1/33	1,000,000	1,032,174
Series A
5.00%, due 10/1/40	1,000,000	1,021,613
Modesto Irrigation District, Electric System Revenue, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,714,476
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	451,064
Series XX
5.25%, due 7/1/40 (f)(g)	1,000,000	517,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,773,071
Series M
5.00%, due 11/15/44	750,000	841,495
Series M
5.00%, due 11/15/45	2,000,000	2,237,014
Series M
5.00%, due 11/15/49	2,000,000	2,210,953
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	17,500,000	19,330,628
Southern California Public Power Authority, Transmission Syetem Renewal, Revenue Bonds
Series 1
5.25%, due 7/1/46	5,855,000	6,626,714
Series 1
5.25%, due 7/1/49	7,500,000	8,405,624
		54,321,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer 7.6%
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	$ 3,500,000	$ 3,630,681
4.00%, due 10/1/45	5,250,000	5,334,169
City of Oxnard, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	1,969,527
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,116,567
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,438,362
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series B
5.25%, due 11/1/48	3,945,000	4,380,093
Series B
5.25%, due 11/1/52	2,500,000	2,751,850
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,420,305
Series A
5.00%, due 6/1/38	1,800,000	2,045,548
Series A
5.00%, due 6/1/49	3,500,000	3,696,492
Series A
5.00%, due 6/1/49	5,000,000	5,548,375
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	2,550,000	2,535,103
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	2,500,000	2,563,596
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series C
5.00%, due 7/1/41	1,035,000	1,152,078
Series B
5.00%, due 7/1/46	1,575,000	1,696,691
	Principal Amount	Value

Water & Sewer (continued)
Los Angeles Department of Water & Power, Water System, Revenue Bonds (continued)
Series A
5.00%, due 7/1/49	$ 1,000,000	$ 1,094,915
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/45	510,000	545,407
Series A
5.00%, due 10/1/46	3,500,000	3,784,425
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,000,900
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,402,141
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,350,578
Series A
5.00%, due 7/1/37	4,800,000	5,069,673
Series A
5.00%, due 7/1/47	16,295,000	16,642,994
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,240,501
San Diego Public Facilities Financing Authority, Sewer Utility, Revenue Bonds
Series A
5.00%, due 5/15/43	1,525,000	1,717,818
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	10,000,000	9,748,085
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	$ 2,025,000	$ 2,056,614
		97,933,488
Total Long-Term Municipal Bonds (Cost $1,211,513,234)		1,239,021,386
Short-Term Municipal Notes 4.0%
General 2.5%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
3.69%, due 10/1/47 (a)(h)	32,000,000	32,000,000
Transportation 1.5%
Bay Area Toll Authority, Revenue Bonds
Series B
3.15%, due 4/1/55 (h)	20,000,000	20,000,000
Total Short-Term Municipal Notes (Cost $52,000,000)		52,000,000
Total Municipal Bonds (Cost $1,263,513,234)		1,291,021,386

	Shares
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
BlackRock Liquidity Funds MuniCash, 3.143% (i)	10,396,767	10,397,806
Total Short-Term Investment (Cost $10,397,806)		10,397,806
Total Investments (Cost $1,273,911,040)	101.2%	1,301,419,192
Other Assets, Less Liabilities	(1.2)	(15,945,462)
Net Assets	100.0%	$ 1,285,473,730

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Delayed delivery security.
(c)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay California Muni Fund

Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(220)	December 2024	$ (25,161,994)	$ (24,303,125)	$ 858,869
U.S. Treasury Long Bonds	(370)	December 2024	(45,116,025)	(43,648,438)	1,467,587
Net Unrealized Appreciation					$ 2,326,456

1.	As of October 31, 2024, cash in the amount of $1,809,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,239,021,386	$ —	$ 1,239,021,386
Short-Term Municipal Notes	—	52,000,000	—	52,000,000
Total Municipal Bonds	—	1,291,021,386	—	1,291,021,386
Short-Term Investment
Unaffiliated Investment Company	10,397,806	—	—	10,397,806
Total Investments in Securities	10,397,806	1,291,021,386	—	1,301,419,192
Other Financial Instruments
Futures Contracts (b)	2,326,456	—	—	2,326,456
Total Investments in Securities and Other Financial Instruments	$ 12,724,262	$ 1,291,021,386	$ —	$ 1,303,745,648

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $1,273,911,040)	$1,301,419,192
Cash collateral on deposit at broker for futures contracts	1,809,000
Receivables:
Interest	15,261,076
Investment securities sold	2,640,894
Fund shares sold	2,253,473
Variation margin on futures contracts	86,248
Other assets	10,009
Total assets	1,323,479,892
Liabilities
Payables:
Investment securities purchased	33,680,705
Fund shares redeemed	2,923,165
Manager (See Note 3)	482,237
NYLIFE Distributors (See Note 3)	117,837
Transfer agent (See Note 3)	61,468
Custodian	28,312
Professional fees	19,778
Trustees	289
Shareholder communication	67
Accrued expenses	2,976
Distributions payable	689,328
Total liabilities	38,006,162
Net assets	$1,285,473,730
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$132,121
Additional paid-in-capital	1,391,890,659
1,392,022,780
Total distributable earnings (loss)	(106,549,050)
Net assets	$1,285,473,730
Class A
Net assets applicable to outstanding shares	$485,252,569
Shares of beneficial interest outstanding	49,878,464
Net asset value per share outstanding	$9.73
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.03
Investor Class
Net assets applicable to outstanding shares	$372,475
Shares of beneficial interest outstanding	38,281
Net asset value per share outstanding	$9.73
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.98
Class C
Net assets applicable to outstanding shares	$31,890,534
Shares of beneficial interest outstanding	3,277,364
Net asset value and offering price per share outstanding	$9.73
Class C2
Net assets applicable to outstanding shares	$3,558,390
Shares of beneficial interest outstanding	365,625
Net asset value and offering price per share outstanding	$9.73
Class I
Net assets applicable to outstanding shares	$725,496,134
Shares of beneficial interest outstanding	74,567,334
Net asset value and offering price per share outstanding	$9.73
Class R6
Net assets applicable to outstanding shares	$38,903,628
Shares of beneficial interest outstanding	3,993,685
Net asset value and offering price per share outstanding	$9.74

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay California Muni Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$46,983,716
Expenses
Manager (See Note 3)	5,194,472
Distribution/Service—Class A (See Note 3)	1,105,418
Distribution/Service—Investor Class (See Note 3)	1,011
Distribution/Service—Class C (See Note 3)	163,428
Distribution/Service—Class C2 (See Note 3)	19,222
Transfer agent (See Note 3)	371,810
Professional fees	131,067
Custodian	75,994
Trustees	26,990
Shareholder communication	26,023
Registration	16,602
Miscellaneous	52,800
Total expenses before waiver/reimbursement	7,184,837
Expense waiver/reimbursement from Manager (See Note 3)	(83,106)
Net expenses	7,101,731
Net investment income (loss)	39,881,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,292,172)
Futures transactions	(122,868)
Net realized gain (loss)	(2,415,040)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	82,694,654
Futures contracts	1,967,548
Net change in unrealized appreciation (depreciation)	84,662,202
Net realized and unrealized gain (loss)	82,247,162
Net increase (decrease) in net assets resulting from operations	$122,129,147
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$39,881,985	$34,339,637
Net realized gain (loss)	(2,415,040)	(37,813,817)
Net change in unrealized appreciation (depreciation)	84,662,202	35,314,412
Net increase (decrease) in net assets resulting from operations	122,129,147	31,840,232
Distributions to shareholders:
Class A	(15,752,897)	(14,220,240)
Investor Class	(14,326)	(16,900)
Class C	(1,074,795)	(1,108,306)
Class C2	(92,391)	(52,634)
Class I	(25,053,175)	(22,219,696)
Class R6	(975,806)	(211,293)
Total distributions to shareholders	(42,963,390)	(37,829,069)
Capital share transactions:
Net proceeds from sales of shares	537,382,240	602,509,072
Net asset value of shares issued to shareholders in reinvestment of distributions	35,121,681	28,989,054
Cost of shares redeemed	(368,122,123)	(615,175,105)
Increase (decrease) in net assets derived from capital share transactions	204,381,798	16,323,021
Net increase (decrease) in net assets	283,547,555	10,334,184
Net Assets
Beginning of year	1,001,926,175	991,591,991
End of year	$1,285,473,730	$1,001,926,175
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.00	$9.02	$10.94	$10.75	$10.76
Net investment income (loss)	0.32(a)	0.30(a)	0.23(a)	0.20(a)	0.23
Net realized and unrealized gain (loss)	0.76	0.01	(1.87)	0.23	0.03
Total from investment operations	1.08	0.31	(1.64)	0.43	0.26
Less distributions:
From net investment income	(0.35)	(0.33)	(0.28)	(0.24)	(0.27)
Net asset value at end of year	$9.73	$9.00	$9.02	$10.94	$10.75
Total investment return (b)	12.03%	3.34%	(15.22)%	4.05%	2.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.30%	3.16%	2.23%	1.80%	1.97%
Net expenses (c)	0.75%	0.75%	0.75%	0.74%	0.75%
Expenses (before waiver/reimbursement) (c)	0.76%	0.77%	0.76%	0.76%	0.80%
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of year (in 000’s)	$485,253	$389,291	$395,405	$444,628	$373,966

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.00	$9.02	$10.94	$10.76	$10.76
Net investment income (loss)	0.32(a)	0.30(a)	0.22(a)	0.18(a)	0.23
Net realized and unrealized gain (loss)	0.75	0.01	(1.86)	0.24	0.04
Total from investment operations	1.07	0.31	(1.64)	0.42	0.27
Less distributions:
From net investment income	(0.34)	(0.33)	(0.28)	(0.24)	(0.27)
Net asset value at end of year	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	11.99%	3.31%	(15.24)%	3.93%	2.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.28%	3.14%	2.22%	1.61%	1.95%
Net expenses (c)	0.78%	0.78%	0.77%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.79%	0.80%	0.78%	0.78%	0.82%
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of year (in 000's)	$372	$433	$493	$554	$672

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.00	$9.02	$10.94	$10.76	$10.77
Net investment income (loss)	0.29(a)	0.27(a)	0.20(a)	0.17(a)	0.19
Net realized and unrealized gain (loss)	0.76	0.02	(1.87)	0.22	0.04
Total from investment operations	1.05	0.29	(1.67)	0.39	0.23
Less distributions:
From net investment income	(0.32)	(0.31)	(0.25)	(0.21)	(0.24)
Net asset value at end of year	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	11.71%	3.05%	(15.45)%	3.67%	2.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.02%	2.89%	1.93%	1.54%	1.70%
Net expenses (c)	1.03%	1.03%	1.02%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.04%	1.05%	1.03%	1.03%	1.07%
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of year (in 000’s)	$31,891	$30,932	$34,742	$58,263	$61,662

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.00	$9.02	$10.94	$10.75	$10.83
Net investment income (loss)	0.28(a)	0.26(a)	0.19(a)	0.28(a)	0.03
Net realized and unrealized gain (loss)	0.76	0.01	(1.88)	0.11	(0.07)
Total from investment operations	1.04	0.27	(1.69)	0.39	(0.04)
Less distributions:
From net investment income	(0.31)	(0.29)	(0.23)	(0.20)	(0.04)
Net asset value at end of period	$9.73	$9.00	$9.02	$10.94	$10.75
Total investment return (b)	11.55%	2.89%	(15.58)%	3.59%	(0.40)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.86%	2.74%	1.86%	2.56%	1.49%††
Net expenses (c)	1.18%	1.18%	1.17%	1.16%	1.16%††
Expenses (before waiver/reimbursement) (c)	1.19%	1.20%	1.18%	1.18%	1.22%††
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of period (in 000’s)	$3,558	$2,168	$361	$275	$25

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.00	$9.02	$10.94	$10.76	$10.76
Net investment income (loss)	0.34(a)	0.32(a)	0.25(a)	0.23(a)	0.28
Net realized and unrealized gain (loss)	0.76	0.02	(1.87)	0.22	0.02
Total from investment operations	1.10	0.34	(1.62)	0.45	0.30
Less distributions:
From net investment income	(0.37)	(0.36)	(0.30)	(0.27)	(0.30)
Net asset value at end of year	$9.73	$9.00	$9.02	$10.94	$10.76
Total investment return (b)	12.31%	3.60%	(15.01)%	4.21%	2.81%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.54%	3.41%	2.46%	2.05%	2.20%
Net expenses (c)	0.50%	0.50%	0.50%	0.49%	0.50%
Expenses (before waiver/reimbursement) (c)	0.51%	0.52%	0.51%	0.51%	0.55%
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of year (in 000’s)	$725,496	$572,918	$555,049	$776,207	$655,579

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.00	$9.03	$10.94	$10.76	$10.77
Net investment income (loss)	0.35(a)	0.33(a)	0.26(a)	0.21(a)	0.25
Net realized and unrealized gain (loss)	0.76	—‡	(1.87)	0.24	0.04
Total from investment operations	1.11	0.33	(1.61)	0.45	0.29
Less distributions:
From net investment income	(0.37)	(0.36)	(0.30)	(0.27)	(0.30)
Net asset value at end of period	$9.74	$9.00	$9.03	$10.94	$10.76
Total investment return (b)	12.44%	3.49%	(14.90)%	4.23%	2.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.54%	3.43%	2.57%	1.86%	2.25%
Net expenses (c)	0.48%	0.48%	0.49%	0.47%	0.48%
Expenses (before waiver/reimbursement) (c)	0.48%	0.48%	0.49%	0.49%	0.53%
Portfolio turnover rate	40%(d)	66%	70%(d)	17%(d)	29%(d)
Net assets at end of period (in 000’s)	$38,904	$6,185	$5,542	$1,759	$3,211

^	Inception date.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 2013
Investor Class	February 28, 2013
Class C	February 28, 2013
Class C2	August 31, 2020
Class I	February 28, 2013
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares based on a shareholder’s account balance as described in the Fund’s prospectus. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and California income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

26	NYLI MacKay California Muni Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in
27

Notes to Financial Statements (continued)
consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

28	NYLI MacKay California Muni Fund

(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 7.0% of the Fund’s net assets, of which 4.5% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party
29

Notes to Financial Statements (continued)
service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$2,326,456	$2,326,456
Total Fair Value	$2,326,456	$2,326,456

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(122,868)	$(122,868)
Total Net Realized Gain (Loss)	$(122,868)	$(122,868)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$1,967,548	$1,967,548
Total Net Change in Unrealized Appreciation (Depreciation)	$1,967,548	$1,967,548

Average Notional Amount	Total
Futures Contracts Long (a)	$24,358,073
Futures Contracts Short	$(36,481,367)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.43% from $1 billion up to $3 billion and 0.42% in excess of $3 billion. During the year ended October 31, 2024, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $5,194,472 and waived fees and/or reimbursed expenses in the amount of $83,106 and paid the Subadvisor fees in the amount of $2,555,683.

30	NYLI MacKay California Muni Fund

JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $8,511 and $66, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $55,474 and $4,850, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service
Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$140,325	$—
Investor Class	252	—
Class C	20,307	—
Class C2	1,823	—
Class I	208,077	—
Class R6	1,026	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$24,925	0.7%
Class R6	26,417	0.1
31

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,275,280,503	$26,300,640	$(4,746,407)	$21,554,233
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$707,065	$(128,121,020)	$(689,328)	$21,554,233	$(106,549,050)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts and cumulative bond amortization. The other temporary differences are primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $128,121,020, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$55,955	$72,166
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$1,346,659	$977,265
Exempt Interest Dividends	41,616,731	36,851,804
Total	$42,963,390	$37,829,069
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $690,345 and $449,455, respectively.

32	NYLI MacKay California Muni Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	16,440,196	$160,083,443
Shares issued to shareholders in reinvestment of distributions	1,444,728	14,079,850
Shares redeemed	(11,305,719)	(109,697,766)
Net increase (decrease) in shares outstanding before conversion	6,579,205	64,465,527
Shares converted into Class A (See Note 1)	84,900	831,309
Shares converted from Class A (See Note 1)	(60,456)	(585,095)
Net increase (decrease)	6,603,649	$64,711,741
Year ended October 31, 2023:
Shares sold	17,324,094	$162,169,098
Shares issued to shareholders in reinvestment of distributions	1,334,292	12,668,620
Shares redeemed	(19,318,887)	(181,429,974)
Net increase (decrease) in shares outstanding before conversion	(660,501)	(6,592,256)
Shares converted into Class A (See Note 1)	99,379	969,646
Shares converted from Class A (See Note 1)	(4,004)	(39,036)
Net increase (decrease)	(565,126)	$(5,661,646)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,644	$25,647
Shares issued to shareholders in reinvestment of distributions	1,446	14,091
Shares redeemed	(7,522)	(72,172)
Net increase (decrease) in shares outstanding before conversion	(3,432)	(32,434)
Shares converted into Investor Class (See Note 1)	5,745	55,856
Shares converted from Investor Class (See Note 1)	(12,133)	(118,826)
Net increase (decrease)	(9,820)	$(95,404)
Year ended October 31, 2023:
Shares sold	4,150	$39,305
Shares issued to shareholders in reinvestment of distributions	1,760	16,720
Shares redeemed	(9,497)	(90,292)
Net increase (decrease) in shares outstanding before conversion	(3,587)	(34,267)
Shares converted into Investor Class (See Note 1)	1,035	9,872
Shares converted from Investor Class (See Note 1)	(4,037)	(38,998)
Net increase (decrease)	(6,589)	$(63,393)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	656,095	$6,397,740
Shares issued to shareholders in reinvestment of distributions	94,403	920,150
Shares redeemed	(892,654)	(8,687,932)
Net increase (decrease) in shares outstanding before conversion	(142,156)	(1,370,042)
Shares converted from Class C (See Note 1)	(18,347)	(179,003)
Net increase (decrease)	(160,503)	$(1,549,045)
Year ended October 31, 2023:
Shares sold	532,534	$5,079,110
Shares issued to shareholders in reinvestment of distributions	95,332	905,763
Shares redeemed	(1,028,354)	(9,799,048)
Net increase (decrease) in shares outstanding before conversion	(400,488)	(3,814,175)
Shares converted from Class C (See Note 1)	(12,887)	(123,665)
Net increase (decrease)	(413,375)	$(3,937,840)

Class C2	Shares	Amount
Year ended October 31, 2024:
Shares sold	134,593	$1,299,510
Shares issued to shareholders in reinvestment of distributions	9,474	92,391
Shares redeemed	(19,335)	(187,245)
Net increase (decrease)	124,732	$1,204,656
Year ended October 31, 2023:
Shares sold	228,370	$2,184,892
Shares issued to shareholders in reinvestment of distributions	5,559	52,634
Shares redeemed	(33,076)	(316,300)
Net increase (decrease)	200,853	$1,921,226

33

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	34,698,498	$336,957,547
Shares issued to shareholders in reinvestment of distributions	2,036,460	19,848,073
Shares redeemed	(24,166,352)	(232,626,376)
Net increase (decrease) in shares outstanding before conversion	12,568,606	124,179,244
Shares converted into Class I (See Note 1)	60,456	585,095
Shares converted from Class I (See Note 1)	(1,745,040)	(16,966,355)
Net increase (decrease)	10,884,022	$107,797,984
Year ended October 31, 2023:
Shares sold	44,846,864	$426,734,056
Shares issued to shareholders in reinvestment of distributions	1,596,133	15,152,514
Shares redeemed	(44,211,347)	(417,848,215)
Net increase (decrease) in shares outstanding before conversion	2,231,650	24,038,355
Shares converted into Class I (See Note 1)	4,004	39,036
Shares converted from Class I (See Note 1)	(83,490)	(816,855)
Net increase (decrease)	2,152,164	$23,260,536

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,340,150	$32,618,353
Shares issued to shareholders in reinvestment of distributions	17,114	167,126
Shares redeemed	(1,733,550)	(16,850,632)
Net increase (decrease) in shares outstanding before conversion	1,623,714	15,934,847
Shares converted into Class R6 (See Note 1)	1,683,147	16,377,019
Net increase (decrease)	3,306,861	$32,311,866
Year ended October 31, 2023:
Shares sold	655,411	$6,302,611
Shares issued to shareholders in reinvestment of distributions	20,325	192,803
Shares redeemed	(602,761)	(5,691,276)
Net increase (decrease)	72,975	$804,138
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
34	NYLI MacKay California Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay California Muni Fund (formerly MainStay MacKay California Tax Free Opportunities Fund (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
35

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.9% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
36	NYLI MacKay California Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
37

NYLI MacKay High Yield Muni Bond Fund
(formerly known as MainStay MacKay High Yield Municipal Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 98.7%
Long-Term Municipal Bonds 92.9%
Alabama 2.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,187,799
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
3.59%, due 10/1/52	27,720,000	26,999,008
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,358,084
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/40	5,000,000	5,467,229
5.25%, due 10/1/41	5,000,000	5,450,518
5.25%, due 10/1/42	6,250,000	6,791,191
5.25%, due 10/1/43	6,250,000	6,775,199
5.25%, due 10/1/45	8,000,000	8,633,899
5.25%, due 10/1/49	22,300,000	23,805,658
5.50%, due 10/1/53	2,100,000	2,275,212
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	1,003,040
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (a)(b)	3,140,000	3,579,201
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	19,091,815
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (a)	16,000,000	16,355,182
	Principal Amount	Value

Alabama (continued)
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	$ 4,780,000	$ 4,563,580
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (c)	6,000,000	3,480,000
Southeast Energy Authority, A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (b)	8,400,000	8,408,387
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (d)	63,405,000	64,521,866
		213,746,868
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	14,230,528
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,845,628
Series A
5.00%, due 6/1/50	3,485,000	3,504,167
		19,580,323
Arizona 1.4%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,256,383
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,877,888
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,419,822

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	$ 5,470,000	$ 5,247,461
Series A
4.00%, due 11/1/46	1,000,000	953,329
Series A
4.00%, due 11/1/49	4,865,000	4,551,608
Series A
4.00%, due 11/1/51	3,405,000	3,158,913
Series A
4.25%, due 11/1/52	2,000,000	1,926,609
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	823,864
Series A
5.00%, due 10/1/45	1,875,000	1,859,067
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	3,000,000	2,647,875
Series A
4.00%, due 7/1/61	1,830,000	1,567,677
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,253,327
Series B
4.00%, due 7/1/61	1,000,000	856,654
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (d)	1,000,000	961,754
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (d)
Series A
4.75%, due 7/1/29	2,290,000	2,312,700
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (d) (continued)
5.00%, due 7/1/54	$ 7,165,000	$ 6,584,624
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (d)	3,400,000	3,419,682
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (d)
Series B
5.00%, due 3/1/37	3,030,000	3,043,288
Series B
5.00%, due 3/1/42	3,185,000	3,134,019
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	2,650,000	2,691,959
Series A, Insured: BAM
5.00%, due 6/1/54	2,850,000	2,892,391
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (d)	1,900,000	1,857,356
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (d)	1,500,000	1,499,788
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51 (c)	1,000,000	550,000
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (d)	2,700,000	2,647,717

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (d)
6.00%, due 7/1/37	$ 2,785,000	$ 2,875,949
6.00%, due 7/1/47	7,010,000	7,168,374
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,020,060
City of Phoenix, Basis Schools Project, Revenue Bonds (d)
Series A
5.00%, due 7/1/45	1,000,000	1,000,399
Series A
5.00%, due 7/1/46	3,820,000	3,820,815
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,196,740
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	795,000	781,377
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (a)	2,000,000	1,612,909
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,693,832
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (d)
4.00%, due 6/15/51	8,400,000	6,997,707
4.00%, due 6/15/57	1,000,000	815,108
5.625%, due 6/15/45	3,685,000	3,698,927
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	$ 935,000	$ 935,188
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (d)	530,000	450,073
Maricopa County Industrial Development Authority, Legacy Traditional Schools Project, Revenue Bonds
Series A
4.00%, due 7/1/56 (d)	1,220,000	1,010,428
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,028,923
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	7,778,784
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (a)(e)
Series A
5.50%, due 10/1/33 (d)	7,673,000	7,582,276
Series B
5.50%, due 10/1/33	2,000,000	1,976,352
		131,439,976
Arkansas 0.8%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	623,313
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(d)
4.50%, due 9/1/49	55,600,000	54,375,994
Series A
4.75%, due 9/1/49	16,950,000	16,706,964
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Arkansas Development Finance Authority, United States Steel Corp., Revenue Bonds
5.70%, due 5/1/53 (a)	$ 7,900,000	$ 8,351,675
		80,057,946
California 6.8%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,294,516
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	996,656
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	925,727
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	5,350,000	5,747,262
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (d)	3,500,000	2,494,102
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (d)	36,500,000	31,130,846
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (d)	3,895,000	2,939,818
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	692,589
	Principal Amount	Value

California (continued)
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds (continued)
Series A
5.00%, due 1/15/45	$ 1,000,000	$ 1,037,584
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,255,000	6,960,557
Series A
4.00%, due 4/1/49	250,000	267,080
Series A
4.00%, due 4/1/49	7,005,000	6,686,272
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	$ 5,215,000	5,283,727
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,967,012
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (d)	3,225,000	3,224,778
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,423,205
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,144,692
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a)
Series A, Insured: AGM
3.25%, due 12/31/32	3,660,000	3,421,198
Series A, Insured: AGM
3.50%, due 12/31/35	2,055,000	1,895,891
Series A, Insured: AGM
4.00%, due 12/31/47	9,380,000	8,864,836

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (a) (continued)
Series A
5.00%, due 12/31/43	$ 5,745,000	$ 5,807,009
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.80%, due 7/1/41	17,500,000	17,478,720
Series A
3.875%, due 3/1/54	15,500,000	15,611,929
Series B
4.15%, due 7/1/51	4,000,000	3,990,654
Series A
4.375%, due 9/1/53	3,750,000	3,900,985
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (a)	18,575,000	18,565,265
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,602,957
California Municipal Finance Authority, William Jessup University, Revenue Bonds (d)
5.00%, due 8/1/28	950,000	939,392
5.00%, due 8/1/48	2,675,000	2,314,154
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (d)	2,665,000	2,630,107
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	19,250,000	19,821,987
Insured: BAM
5.00%, due 5/15/51	19,275,000	19,796,460
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (d)	$ 2,000,000	$ 1,814,973
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (d)	3,000,000	3,029,190
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(d)
Series A-1
3.85%, due 11/1/42	13,600,000	13,561,508
Series A-2
3.85%, due 11/1/42	7,000,000	6,980,188
4.05%, due 7/1/43	15,000,000	14,990,746
California Public Finance Authority, Enso Village Project, Revenue Bonds (d)
Series B-2
2.375%, due 11/15/28	680,000	667,755
Series A
5.00%, due 11/15/46	750,000	719,992
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (d)	5,265,000	5,513,056
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (d)	8,420,000	8,400,337
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (d)	675,000	613,114
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (d)	2,910,000	2,450,550
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (d)	$ 1,360,000	$ 1,388,827
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (d)	3,000,000	3,010,187
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (d)	2,000,000	1,933,627
California School Finance Authority, Aspire Public Schools, Revenue Bonds
Series A
5.00%, due 8/1/59 (d)	1,800,000	1,810,332
California School Finance Authority, New Designs Charter School, Revenue Bonds
Series A
5.00%, due 6/1/64 (d)	2,300,000	2,257,107
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,450,519
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	948,595
Series A
4.00%, due 9/2/51	995,000	876,475
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,185,070
5.00%, due 1/1/48	7,150,000	7,387,798
	Principal Amount	Value

California (continued)
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (d)
Series A
5.00%, due 6/1/36	$ 2,250,000	$ 2,279,971
Series A
5.00%, due 6/1/46	2,000,000	2,006,249
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (d)
Series A
5.00%, due 12/1/46	18,170,000	18,306,337
Series A
5.25%, due 12/1/56	3,970,000	4,011,914
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,030,634
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	681,073
5.875%, due 11/1/43	435,000	435,538
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (d)	3,185,000	3,190,131
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,020,584
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (a)	6,000,000	6,282,570
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,535,892

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (d)	$ 1,500,000	$ 1,064,103
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (d)	5,500,000	4,137,688
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	786,190
4.00%, due 9/1/51	3,270,000	2,935,134
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (d)	2,750,000	1,916,070
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (d)	11,100,000	7,995,441
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (d)	10,060,000	7,808,513
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (d)	9,100,000	7,419,794
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (d)	4,750,000	3,724,064
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53	13,265,000	11,778,260
	Principal Amount	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	$ 16,904,000	$ 16,894,226
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	28,559,000	27,913,415
Series A, Insured: AGM-CR
4.00%, due 1/15/46	27,795,000	27,749,714
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (f)	425,295,000	46,207,153
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,110,000	1,020,374
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (d)
Series A
5.00%, due 7/1/45	12,080,000	11,496,230
Series A
5.00%, due 7/1/61	58,400,000	53,090,085
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	19,615,991
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.973%, due 7/1/27	17,240,000	17,244,201
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,523,855
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	475,886
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Rohnerville School District, Election 2010, Unlimited General Obligation (continued)
Series B, Insured: AGM
(zero coupon), due 8/1/47	$ 1,000,000	$ 373,729
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (a)	11,160,000	10,295,601
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	4,550,000	4,446,926
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,400,000	8,677,243
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,473,937
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,288,934
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,010,000	2,571,760
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,679,106
	Principal Amount	Value

California (continued)
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Revenue Bonds
Series A
5.00%, due 6/1/48	$ 1,250,000	$ 1,290,104
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,835,498
		648,358,031
Colorado 2.1%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,951,431
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,230,529
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,037,572
Series A
5.00%, due 10/1/43	7,025,000	7,118,333
Broadway Park North Metropolitan District No. 2, Limited General Obligation (d)
5.00%, due 12/1/40	1,000,000	966,814
5.00%, due 12/1/49	1,000,000	946,640
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,477,723
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	928,821
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (a)	6,800,000	6,801,140

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (d)	$ 9,650,000	$ 9,559,273
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,345,767
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (d)	3,050,000	2,623,685
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,487,899
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	4,206,687
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,520,559
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,411,501
Series A-1
4.00%, due 8/1/44	4,750,000	4,542,935
Series A-2
4.00%, due 8/1/49	21,105,000	19,377,003
Series A-2
5.00%, due 8/1/44	11,425,000	11,763,158
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,503,080
Series A
5.00%, due 12/1/48	6,715,000	6,753,580
	Principal Amount	Value

Colorado (continued)
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	$ 5,330,000	$ 5,334,057
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,591,960
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,759,928
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,251,700
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	237,993
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,815,753
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	405,512
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,326,904
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	624,058
Series A
(zero coupon), due 9/1/39	1,800,000	958,180
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	247,718
Series A
(zero coupon), due 9/1/40	3,450,000	1,733,699
Series A
(zero coupon), due 9/1/41	3,925,000	1,859,914
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/33 (a)	1,450,000	1,472,461
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,474,380
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	$ 675,000	$ 699,012
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	596,476
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	9,078,000	8,157,331
Jones District Community Authority Board, Revenue Bonds
Series A
(zero coupon), due 12/1/50 (e)	4,550,000	4,218,693
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A-3
5.625%, due 12/1/50 (d)	1,485,000	1,558,170
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/39	700,000	698,362
Series A
5.00%, due 12/1/49	1,250,000	1,250,669
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,005,899
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,813,017
Series A, Insured: AGM
4.00%, due 12/1/46	10,000,000	9,749,652
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,274,844
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,577,754
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	1,983,400
	Principal Amount	Value

Colorado (continued)
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	$ 1,250,000	$ 1,136,710
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	752,467
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (d)	17,949,000	15,936,712
		198,057,515
Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	2,000,000	1,940,264
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,119,204
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,699,071
Series N
4.00%, due 7/1/49	4,000,000	3,105,000
Series N
5.00%, due 7/1/31	575,000	578,287
Series N
5.00%, due 7/1/32	575,000	576,383
Series N
5.00%, due 7/1/33	475,000	474,637
Series N
5.00%, due 7/1/34	700,000	695,715
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,053,924

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (d)
Series A-1
4.50%, due 10/1/34	$ 2,350,000	$ 2,130,209
Series A-1
5.00%, due 10/1/39	1,000,000	903,200
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (d)	500,000	500,093
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,445,000	3,291,938
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (d)	1,750,000	1,638,193
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (d)	2,235,000	2,129,984
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (a)	4,315,000	3,816,501
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,481,773
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (d)
4.00%, due 4/1/31	700,000	692,869
4.00%, due 4/1/36	1,090,000	1,040,072
	Principal Amount	Value

Connecticut (continued)
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (d) (continued)
4.00%, due 4/1/41	$ 1,785,000	$ 1,620,239
4.00%, due 4/1/51	1,250,000	1,035,370
		34,522,926
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,066,465
Series A
5.00%, due 7/1/48	2,735,000	2,747,524
Series A
5.00%, due 7/1/53	4,040,000	4,045,579
Series A
5.00%, due 7/1/58	8,100,000	8,099,378
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	1,600,000	1,411,617
5.00%, due 9/1/50	2,100,000	2,135,392
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,952,446
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,162,563
5.00%, due 6/1/37	1,000,000	1,028,709
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,843,460
Insured: BAM
5.00%, due 6/1/48	4,700,000	4,791,489
		41,284,622
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia 1.6%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	$ 2,420,000	$ 2,171,209
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,320,000	1,320,134
5.00%, due 10/1/45	5,055,000	4,983,836
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,402,447
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,567,896
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,936,957
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	908,107
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,643,249
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	98,895,000	91,268,682
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,780,617
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	12,950,000	12,187,251
	Principal Amount	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority, Revenue Bonds (a)
Series A
5.00%, due 10/1/32	$ 15,750,000	$ 16,069,928
Series A
5.00%, due 10/1/46	7,795,000	8,070,482
		151,310,795
Florida 3.2%
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	3,077,929
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,295,152
Series A-1
5.00%, due 1/1/55 (d)	1,750,000	1,709,899
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (d)	2,000,000	2,022,041
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	505,537
4.00%, due 5/1/51	845,000	738,330
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	164,204
4.00%, due 5/1/51	290,000	243,178
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (d)	1,700,000	1,695,440
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	3,041,506

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds (continued)
Series B
5.625%, due 11/15/43	$ 1,500,000	$ 1,501,691
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,756,959
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	557,944
Series A
4.00%, due 9/1/56	4,915,000	4,122,113
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,835,000	6,845,859
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,994,198
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	915,000	722,487
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AGM-CR
4.00%, due 10/1/54	4,345,000	4,147,751
Series A-1
5.00%, due 10/1/44	11,000,000	11,415,317
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	1,250,000	1,286,984
5.875%, due 5/1/53	1,000,000	1,031,347
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	1,000,027
	Principal Amount	Value

Florida (continued)
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	$ 3,110,000	$ 2,535,012
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,149,393
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,315,287
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,005,000	13,257,727
Series A
5.00%, due 2/1/40	2,600,000	2,613,371
Series A
5.00%, due 2/1/52	1,650,000	1,601,764
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,151,230
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (d)	4,755,000	4,737,784
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,704,885
Series A
5.00%, due 6/15/50	3,000,000	3,003,151
Series A
5.00%, due 6/15/52	1,275,000	1,275,225
Series A
5.00%, due 6/15/55	25,510,000	25,398,725
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	$ 6,515,000	$ 5,644,599
5.00%, due 3/1/47	4,750,000	4,760,100
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,020,938
5.00%, due 3/1/49	1,630,000	1,161,605
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	37,775,284
Series A
4.00%, due 8/1/55	52,185,000	46,751,284
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	344,265
4.00%, due 5/1/52	670,000	567,379
Lee County Industrial Development Authority, Revenue
Series A-1
4.00%, due 4/1/49	4,015,000	3,759,395
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	3,002,305
5.00%, due 11/15/39	2,230,000	2,230,627
Miami-Dade County Industrial Development Authority, Waste Management, Inc., Revenue Bonds
Series A
(zero coupon), due 11/1/33 (a)	5,800,000	5,804,366
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,513,322
Series C
5.00%, due 10/1/40	1,000,000	1,005,621
	Principal Amount	Value

Florida (continued)
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	$ 600,000	$ 592,665
4.75%, due 5/1/55	1,150,000	1,132,507
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	450,207
3.50%, due 5/1/41	990,000	832,801
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,885,000	1,576,916
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	293,535
4.125%, due 5/1/52	365,000	309,354
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	431,333
4.00%, due 5/1/51	1,075,000	878,566
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (e)	3,700,000	4,299,936
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,831,330
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (d)	3,030,000	2,999,618
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,767,732

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds (continued)
Series A
5.00%, due 1/1/55	$ 800,000	$ 770,998
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,623,599
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,512,450
6.00%, due 5/1/56	1,500,000	1,523,976
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,478,378
4.25%, due 5/1/53	3,000,000	2,539,497
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	898,970
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	13,660,329
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	1,035,000	1,049,446
Stillwater Community Development District, 2021 Project, Special Assessment (d)
3.00%, due 6/15/31	410,000	376,898
3.50%, due 6/15/41	995,000	834,585
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,398,746
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55 (g)	1,500,000	1,534,199
	Principal Amount	Value

Florida (continued)
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	$ 1,500,000	$ 1,514,809
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	910,210
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (d)	235,000	200,463
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,340,000	2,401,165
Series 2
5.50%, due 5/1/54	3,000,000	3,067,769
Village Community Development District No. 15, Special Assessment (d)
4.55%, due 5/1/44	1,000,000	1,001,890
4.80%, due 5/1/55	3,250,000	3,249,917
5.00%, due 5/1/43	1,000,000	1,032,393
5.25%, due 5/1/54	1,800,000	1,859,520
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,547,599
4.25%, due 5/1/52	2,205,000	1,871,813
		309,216,656
Georgia 1.4%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (d)	5,355,000	4,829,634
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	9,192,625
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,738,814
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	$ 300,000	$ 300,530
Series A
5.00%, due 6/1/55	400,000	395,738
Series A
5.00%, due 6/1/63	1,315,000	1,273,759
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	85,000	86,039
Series C
5.00%, due 7/15/38	2,305,000	2,282,606
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,500,000	3,537,671
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,038,827
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
Series A
4.00%, due 1/1/54	4,750,000	4,233,092
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
Series B
5.00%, due 1/1/54 (d)	4,000,000	3,772,398
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,086,483
Series A
5.00%, due 5/15/38	3,500,000	3,690,277
	Principal Amount	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	$ 14,150,000	$ 13,517,921
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	10,306,915
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	53,990,481
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	5,000,000	4,522,188
Series A, Insured: AGM
5.00%, due 7/1/48	1,500,000	1,586,180
		136,382,178
Guam 0.4%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,163,280
Series A
5.00%, due 2/1/40	4,825,000	4,737,025
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	235,613
Series A
5.00%, due 1/1/50	7,370,000	7,557,480
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,850,000	4,892,954
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,715,920
Series D
5.00%, due 11/15/32	2,000,000	2,020,646
Series D
5.00%, due 11/15/34	4,580,000	4,617,004

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Guam (continued)
Territory of Guam, Business Privilege Tax, Revenue Bonds (continued)
Series D
5.00%, due 11/15/35	$ 5,600,000	$ 5,640,671
		36,580,593
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,111,648
5.00%, due 5/15/49	4,250,000	4,094,876
5.00%, due 5/15/51	5,585,000	5,460,380
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,250,701
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds (a)
Insured: AGM-CR
3.50%, due 10/1/49	25,800,000	20,575,188
Series B
4.00%, due 3/1/37	5,000,000	4,502,831
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (d)	1,500,000	1,333,796
		40,329,420
Idaho 0.1%
Idaho Health Facilities Authority, St Luke's Health System Project, Revenue Bonds
Series A
3.00%, due 3/1/51	8,750,000	6,521,772
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,100,325
	Principal Amount	Value

Idaho (continued)
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	$ 4,315,000	$ 3,614,087
		12,236,184
Illinois 9.4%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/42	7,150,000	6,634,589
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,125,000	4,551,959
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,057,352
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	126,452
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	814,502
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,427,498
Series A
4.00%, due 12/1/42	2,965,000	2,578,853
Series A
4.00%, due 12/1/43	4,000,000	3,438,826
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	37,517,081
Series A
5.00%, due 12/1/30	3,500,000	3,628,777
Series B
5.00%, due 12/1/31	4,650,000	4,835,500
Series A
5.00%, due 12/1/37	13,405,000	13,680,550
Series A
5.00%, due 12/1/38	5,150,000	5,242,295
Series A
5.00%, due 12/1/42	12,905,000	12,688,004
Series D
5.00%, due 12/1/46	11,100,000	10,861,175
Series A
5.00%, due 12/1/47	33,695,000	33,223,381
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series A
7.00%, due 12/1/44	$ 10,975,000	$ 11,215,142
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,299,588
Series H
5.00%, due 12/1/36	1,915,000	1,931,497
Series G
5.00%, due 12/1/44	2,785,000	2,754,270
Series B
7.00%, due 12/1/42 (d)	9,600,000	10,289,809
Series A
7.00%, due 12/1/46 (d)	3,650,000	3,894,044
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,660,677
5.00%, due 4/1/36	1,270,000	1,303,626
5.00%, due 4/1/46	4,650,000	4,691,822
5.75%, due 4/1/48	5,750,000	6,276,354
6.00%, due 4/1/46	41,400,000	42,872,230
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,405,000	1,405,078
Chicago Board of Education Dedicated Capital Improvement Tax, Dedicated Capital Improvement, Revenue Bonds
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,566,927
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (a)	1,500,000	1,523,649
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 1/1/53 (a)	4,690,000	4,960,484
	Principal Amount	Value

Illinois (continued)
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	$ 300,000	$ 203,366
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	3,145,000	3,147,051
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/39	5,650,000	5,784,250
Series A
5.00%, due 1/1/40	3,900,000	3,989,105
Series A
5.00%, due 1/1/44	11,150,000	11,293,569
Series A
5.50%, due 1/1/49	17,950,000	18,446,158
Series A
6.00%, due 1/1/38	38,545,000	39,946,546
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,363,219
Series D
5.50%, due 1/1/37	3,500,000	3,501,692
Series A
5.75%, due 1/1/34	3,550,000	3,675,523
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	6,700,000	5,837,076
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (a)	500,000	408,381
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	12,472,036
4.00%, due 10/1/55	8,900,000	7,825,418
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/51	3,225,000	2,725,339

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	$ 1,600,000	$ 1,374,251
4.00%, due 11/1/56	750,000	631,030
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,713,590
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	1,830,967
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (c)(e)
5.00%, due 2/15/37	7,375,000	1,696,250
5.125%, due 2/15/45	5,715,000	1,314,450
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,397,959
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (c)	1,265,000	746,350
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,155,519
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,011,821
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,304,247
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	$ 7,985,000	$ 8,019,375
Illinois Finance Authority, Roosevelt University, Revenue Bonds (d)
Series A
6.00%, due 4/1/38	2,990,000	3,019,777
Series A
6.125%, due 4/1/49	2,355,000	2,357,100
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 1/1/40	2,500,000	2,494,949
Series C, Insured: AGM
4.00%, due 1/1/45	2,875,000	2,735,435
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,678,795
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	27,860,451
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	843,075
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	2,250,000	1,594,047
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	31,419,989
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	20,845,158
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,613,510
Series A
(zero coupon), due 6/15/37	3,000,000	1,806,755
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	17,604,245
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,237,050
Series A
(zero coupon), due 12/15/39	3,500,000	1,867,845
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A, Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	$ 27,700,000	$ 14,573,183
Series B-1, Insured: AGM
(zero coupon), due 6/15/44	13,660,000	6,001,720
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,337,578
Series B
(zero coupon), due 12/15/50	37,865,000	11,438,433
Series B
(zero coupon), due 12/15/51	57,100,000	16,442,213
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,752,830
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	14,579,512
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,962,424
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,250,000	5,213,789
Series B, Insured: AGM
(zero coupon), due 12/15/56	10,000,000	2,343,276
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,464,618
Series A
4.00%, due 6/15/50	27,450,000	25,352,911
Series A
4.00%, due 6/15/52	27,500,000	25,169,119
Series B
5.00%, due 6/15/42	1,430,000	1,494,172
Series A
5.00%, due 6/15/50	1,000,000	1,023,727
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,099,641
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,130,000	14,832,593
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	$ 3,150,000	$ 1,319,043
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,202,494
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,596,433
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,937,608
State of Illinois, Unlimited General Obligation
Series A
4.00%, due 3/1/40	1,360,000	1,328,472
Series C
4.00%, due 10/1/40	1,500,000	1,460,245
Insured: BAM
4.00%, due 6/1/41	27,720,000	26,992,267
Series C
4.00%, due 10/1/41	7,550,000	7,286,310
Series C
4.00%, due 10/1/42	8,650,000	8,277,520
Series C
4.25%, due 10/1/45	23,200,000	22,405,553
Series A
4.50%, due 12/1/41	6,425,000	6,435,395
Series A
5.00%, due 12/1/27	2,315,000	2,438,172
Series B
5.00%, due 12/1/27	8,915,000	9,389,331
5.00%, due 2/1/28	2,700,000	2,805,236
Series C
5.00%, due 11/1/29	14,135,000	14,788,650
Series A
5.00%, due 12/1/31	1,485,000	1,546,265
Series A
5.00%, due 12/1/39	2,400,000	2,459,667
Series A
5.00%, due 5/1/40	2,000,000	2,053,151
5.75%, due 5/1/45	16,820,000	18,262,513

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	$ 19,300,000	$ 18,612,540
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,612,609
5.00%, due 12/1/48	13,055,000	13,067,752
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,773,274
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	92,210
Series A
5.50%, due 12/1/43	1,545,000	1,501,536
Series A
5.50%, due 12/1/43	1,260,000	1,224,553
Series A
5.625%, due 12/1/41	3,940,000	3,934,975
Series A
5.75%, due 12/1/35	2,705,000	2,717,006
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	393,351
Insured: NATL-RE
4.45%, due 12/1/28	430,000	416,265
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,025
Insured: NATL-RE
4.50%, due 12/1/32	520,000	485,528
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,068
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,555,000	1,558,514
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/46	3,600,000	3,042,478
	Principal Amount	Value

Illinois (continued)
Village of Romeoville, Lewis University, Revenue Bonds (continued)
Series B
5.00%, due 10/1/36	$ 1,000,000	$ 999,363
Series B
5.00%, due 10/1/39	1,275,000	1,264,881
		897,557,702
Indiana 0.6%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,750,000	7,816,620
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (a)(b)	7,350,000	7,413,182
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	936,923
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,009,662
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,650,000	4,666,752
Series A
5.00%, due 11/15/53	4,100,000	4,093,670
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,769,130
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (a)	1,250,000	1,435,353
Terre Haute Sanitary District, Revenue Bonds
5.25%, due 9/28/28	20,250,000	20,253,714
		56,395,006
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa 1.0%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	$ 890,000	$ 740,269
Series C
5.00%, due 5/1/42	6,900,000	6,898,503
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,688,819
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,411,559
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,765,314
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (a)	2,500,000	2,402,730
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	230,200,000	34,800,577
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	9,905,000	9,266,464
Series B-1, Class 2
4.00%, due 6/1/49	500,000	495,348
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,700,000	6,426,959
		93,896,542
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	859,366
	Principal Amount	Value

Kansas (continued)
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (d)	$ 49,555,000	$ 21,283,372
Series A
5.00%, due 9/1/27	3,900,000	3,840,393
		25,983,131
Kentucky 1.2%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,430,000	4,371,742
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,374,016
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(d)
Series A
4.45%, due 1/1/42	7,950,000	7,781,346
Series B
4.45%, due 1/1/42	8,950,000	8,760,131
Series A
4.70%, due 1/1/52	14,155,000	13,877,321
Series B
4.70%, due 1/1/52	4,350,000	4,264,666
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(d)	28,000,000	27,992,152
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	13,500,000	13,575,379
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	28,129,727
		112,126,480
Louisiana 0.9%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,452,519

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (d)	$ 2,500,000	$ 2,176,117
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,714,448
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (a)
5.00%, due 9/1/66	50,000,000	51,048,580
5.75%, due 9/1/64	27,750,000	30,044,054
		89,435,718
Maine 0.0% ‡
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,150,000	1,141,732
Maryland 1.0%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,654,077
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,254,477
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (d)	10,530,000	10,181,968
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (d)
Series A
5.00%, due 9/1/37	5,190,000	5,199,148
Series A
5.00%, due 9/1/45	4,145,000	3,978,880
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,713,585
	Principal Amount	Value

Maryland (continued)
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (a)	$ 34,650,000	$ 36,272,316
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	680,095
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,826,894
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	794,500
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,037,098
Series A
5.00%, due 7/1/48	3,000,000	3,061,178
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,015,200
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (d)
Series A
5.125%, due 7/1/37	1,260,000	1,266,607
Series A
5.375%, due 7/1/52	1,530,000	1,530,818
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,005,330
		98,472,171
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	$ 2,150,000	$ 2,057,659
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,454,417
Series C
4.00%, due 11/1/51	20,000	18,975
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (d)
5.00%, due 11/15/33	3,000,000	3,119,391
5.125%, due 11/15/46	5,600,000	5,735,907
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (d)
Series G
5.00%, due 7/15/35	270,000	283,649
Series G
5.00%, due 7/15/36	235,000	246,784
Series G
5.00%, due 7/15/46	1,100,000	1,121,722
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,230,887
5.00%, due 10/1/43	2,000,000	2,011,211
5.00%, due 10/1/48	7,650,000	7,679,347
5.00%, due 10/1/54	15,400,000	15,410,183
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,706,916
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (d)	3,875,000	3,582,181
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	$ 8,105,000	$ 8,196,026
Series I
5.00%, due 7/1/46	2,000,000	2,012,532
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	10,068,654
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (a)
Series B
2.00%, due 7/1/37	2,730,000	2,342,059
Series C
3.00%, due 7/1/51	7,305,000	5,092,616
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (a)	490,000	488,761
Massachusetts Educational Financing Authority, Revenue Bonds
Series D
5.00%, due 7/1/54 (a)	10,000,000	9,894,571
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	4,030,000	3,082,358
		87,836,806
Michigan 2.4%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,404,861
5.00%, due 2/15/47	3,000,000	2,886,902
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	940,000	935,015
5.125%, due 11/1/35	605,000	593,594
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	883,522

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
City of Detroit, Unlimited General Obligation (continued)
5.00%, due 4/1/31	$ 1,000,000	$ 1,042,844
5.00%, due 4/1/33	1,200,000	1,246,675
5.00%, due 4/1/35	1,000,000	1,035,344
5.00%, due 4/1/37	1,100,000	1,135,518
5.00%, due 4/1/38	850,000	876,192
5.50%, due 4/1/45	1,100,000	1,158,468
5.50%, due 4/1/50	6,240,000	6,525,958
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,014
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,555,000	1,517,918
4.00%, due 7/1/41	3,600,000	3,125,767
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,042,761
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,094,165
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,454,759
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65 (f)	287,185,000	31,509,335
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	4,108,146
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,284,404
	Principal Amount	Value

Michigan (continued)
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	$ 4,945,000	$ 4,472,392
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/35	2,000,000	2,015,103
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,054
5.00%, due 12/1/40	1,700,000	1,666,156
5.00%, due 12/1/45	4,400,000	4,192,613
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,549,666
5.25%, due 2/1/32	3,350,000	3,385,155
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,002,450
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,751,587
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	927,894
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,639,299
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (d)	1,860,000	1,470,028
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	302,796
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	$ 1,765,000	$ 1,766,653
5.00%, due 11/15/43	2,220,000	2,219,829
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (a)	24,480,000	24,816,172
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	37,048,388
Series B
(zero coupon), due 6/1/52	23,170,000	3,016,143
Series C
(zero coupon), due 6/1/58	387,050,000	11,566,912
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	706,138
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/49	31,180,000	35,002,911
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,514,526
		234,905,027
Minnesota 0.9%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	3,883,666
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	305,013
Series A
5.375%, due 8/1/50	1,250,000	1,265,811
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,251,718
	Principal Amount	Value

Minnesota (continued)
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	$ 1,400,000	$ 1,169,642
Series A
4.00%, due 7/1/56	1,080,000	882,630
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (d)	3,785,000	3,738,884
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	783,813
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,538,606
Series A
5.25%, due 2/15/53	22,465,000	22,910,598
Series A
5.25%, due 2/15/58	16,165,000	16,491,722
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,370,283
Series B
5.25%, due 6/15/47	3,000,000	3,232,877
Series B
5.25%, due 6/15/52	4,750,000	5,101,592
		82,926,855
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,253,187
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	2,290,000	2,213,162

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	$ 530,000	$ 507,847
4.00%, due 3/1/46	1,695,000	1,592,767
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (d)	3,045,000	2,796,978
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	2,997,662
Series A
5.00%, due 6/15/45	3,270,000	3,283,583
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,548,066
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,834,521
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	6,492,570
5.00%, due 12/1/52	4,400,000	4,608,205
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,015,818
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AGM
4.00%, due 3/1/57 (a)	2,400,000	2,170,498
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (d)
Series A-1
5.00%, due 6/1/46	1,875,000	1,856,214
	Principal Amount	Value

Missouri (continued)
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (d) (continued)
Series A-1
5.00%, due 6/1/54	$ 1,250,000	$ 1,214,061
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (d)	4,700,000	4,542,348
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	695,000	632,155
6.00%, due 5/1/42	2,800,000	2,582,505
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,078,779
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,479,883
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,763,384
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,019,057
		56,230,063
Montana 0.2%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,897,100
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Montana (continued)
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (d)
Series A
4.00%, due 10/15/41	$ 500,000	$ 396,476
Series A
4.00%, due 10/15/46	2,500,000	1,851,979
Series A
4.00%, due 10/15/51	3,750,000	2,659,429
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,483,139
		20,288,123
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,823,285
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,342,212
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (d)	12,500,000	1,758,791
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,425,737
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (d)	9,000,000	970,340
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,763,191
	Principal Amount	Value

Nevada (continued)
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (d)	$ 4,215,000	$ 4,140,160
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,918,089
5.00%, due 7/1/34	2,000,000	2,087,570
5.00%, due 7/1/45	5,050,000	5,122,772
		24,528,862
New Hampshire 1.7%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/26	1,995,000	1,883,112
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,133,568
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Revenue Bonds (a)
Series A-3
(zero coupon), due 7/1/33	35,000,000	35,026,344
Series A
4.50%, due 10/1/33 (b)	36,200,000	36,245,156
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,599,743
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (d)
5.00%, due 7/1/51	2,000,000	1,721,197
5.00%, due 7/1/56	910,000	765,858
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (d)	1,500,000	1,502,806
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (d)	70,000,000	72,241,974

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	$ 1,800,000	$ 1,823,194
		159,942,952
New Jersey 3.1%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (d)	2,000,000	2,009,574
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (d)	2,450,000	2,190,335
4.00%, due 6/15/51	1,100,000	1,012,990
4.00%, due 7/15/60 (d)	8,155,000	7,059,400
Series A
4.00%, due 8/1/60 (d)	3,755,000	3,250,280
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,516,733
Series LLL
5.00%, due 6/15/44	1,000,000	1,040,458
Series LLL
5.00%, due 6/15/49	6,790,000	7,020,468
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,662,233
Series A
5.00%, due 7/1/47	3,095,000	3,069,909
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,860,000	9,085,556
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (a)	15,905,000	16,063,215
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	$ 11,985,000	$ 11,415,528
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (a)
5.125%, due 1/1/34	3,000,000	3,002,940
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,706,327
5.375%, due 1/1/43	12,105,000	12,114,097
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (a)	10,335,000	10,384,985
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (a)	16,695,000	16,708,102
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,057,255
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	905,000	811,408
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series C
5.25%, due 12/1/54 (a)	2,800,000	2,783,667
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,368,559
Series AA
4.00%, due 6/15/40	11,250,000	11,171,514
Series A
4.00%, due 6/15/41	3,000,000	2,957,902
Series BB
4.00%, due 6/15/41	3,750,000	3,706,276
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds (continued)
Series BB
4.00%, due 6/15/44	$ 14,890,000	$ 14,330,271
Series AA
4.00%, due 6/15/45	40,170,000	38,940,256
Series BB
4.00%, due 6/15/46	6,140,000	5,934,713
Series AA
4.00%, due 6/15/50	7,110,000	6,851,410
Series BB
4.00%, due 6/15/50	20,805,000	19,922,679
Series AA
4.25%, due 6/15/44	2,055,000	2,061,561
Series AA
5.00%, due 6/15/50	6,910,000	7,214,713
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (a)	24,010,000	24,265,884
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGC-CR
4.00%, due 11/1/50	9,950,000	9,736,625
Series A
5.00%, due 11/1/39	500,000	500,166
Series A, Insured: BAM
5.00%, due 11/1/45	10,150,000	10,744,404
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,125,000	5,222,322
		294,894,715
New York 10.8%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,663,301
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(d)	1,500,000	1,501,939
	Principal Amount	Value

New York (continued)
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (d)	$ 1,225,000	$ 1,226,349
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (d)
Series A
5.00%, due 12/1/51	1,000,000	906,498
Series A
5.00%, due 12/1/55	1,080,000	964,690
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,741,187
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	8,042,775
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,750,000	7,042,519
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	2,020,000	1,985,337
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,969,175
Series A
4.00%, due 11/1/47	1,530,000	1,168,329
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,350,000	30,162,794
Series E
4.00%, due 11/15/45	23,375,000	22,489,803

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds (continued)
Series A-1
4.00%, due 11/15/46	$ 21,195,000	$ 20,322,262
Series A-1
4.00%, due 11/15/46	11,050,000	10,591,407
Series A-3, Insured: AGM
4.00%, due 11/15/46	2,545,000	2,425,381
Series A-1
4.00%, due 11/15/48	6,440,000	6,133,609
Series A-1
4.00%, due 11/15/49	35,565,000	33,806,577
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,159,237
Series A-1
4.00%, due 11/15/50	800,000	758,514
Series D
4.00%, due 11/15/50	7,730,000	7,329,143
Series A-1
4.00%, due 11/15/51	10,290,000	9,727,350
Series A-1
4.00%, due 11/15/52	3,340,000	3,148,372
Series A-2
5.00%, due 11/15/27	3,150,000	3,247,265
Series B
5.00%, due 11/15/28	1,190,000	1,281,290
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	2,000,000	1,922,615
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,118,454
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,805,053
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	1,000,000	897,138
	Principal Amount	Value

New York (continued)
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	$ 2,075,000	$ 1,927,268
Series A-3
5.125%, due 6/1/46	12,605,000	11,270,870
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,365,000	9,727,107
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,364,641
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,600,000	13,724,392
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	47,892,961
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,437,269
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,108,191
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,291,839
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,876,343
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	$ 21,530,000	$ 17,266,205
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (d)	72,180,000	72,179,235
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,169,402
Series A
4.00%, due 8/1/38	1,750,000	1,699,255
Series A
4.00%, due 9/1/50	6,700,000	6,062,395
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	4,032,812
Series A
4.00%, due 7/1/53	4,310,000	4,079,444
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (d)
5.00%, due 12/1/25	2,400,000	2,401,590
5.00%, due 12/1/45	1,500,000	1,359,066
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (d)	2,200,000	2,194,883
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,823,657
Series A-1
3.00%, due 3/15/51	33,195,000	26,001,248
Series A-1
4.00%, due 3/15/53	14,875,000	14,253,853
	Principal Amount	Value

New York (continued)
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	$ 10,135,000	$ 9,717,803
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,626,909
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,117,172
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (a)
4.00%, due 10/1/30	9,160,000	9,177,773
4.375%, due 10/1/45	75,465,000	72,218,820
5.00%, due 10/1/35	6,110,000	6,364,145
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds
4.00%, due 4/30/53 (a)	4,870,000	4,154,102
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (a)
5.00%, due 12/1/34	9,750,000	10,350,065
5.00%, due 12/1/36	5,000,000	5,270,120
5.00%, due 12/1/38	9,750,000	10,213,398
5.00%, due 12/1/39	13,805,000	14,414,274
5.00%, due 12/1/40	4,785,000	4,973,864
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (a)
Insured: AGM-CR
5.00%, due 12/1/40	17,260,000	18,486,380
5.00%, due 12/1/42	3,375,000	3,483,263
5.375%, due 6/30/60	15,000,000	15,547,668

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	$ 12,125,000	$ 12,058,853
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (a)
5.00%, due 6/30/60	25,000,000	25,476,100
Insured: AGM
5.125%, due 6/30/60	12,000,000	12,316,681
Insured: AGM
5.25%, due 6/30/60	21,000,000	21,982,361
5.50%, due 6/30/54	44,000,000	46,547,072
5.50%, due 6/30/60	60,000,000	63,298,344
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (a)
5.25%, due 8/1/31	3,360,000	3,568,266
5.375%, due 8/1/36	3,445,000	3,664,779
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (a)	13,000,000	13,712,520
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (a)
Series A
5.50%, due 12/31/54	23,750,000	25,330,857
Series A
5.50%, due 12/31/60	77,100,000	81,592,216
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	3,072,242
Series A, Insured: AGM
3.00%, due 12/1/44	6,450,000	4,946,281
	Principal Amount	Value

New York (continued)
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	$ 1,430,000	$ 1,265,277
Port Authority of New York & New Jersey, Revenue Bonds (a)
Series 223
4.00%, due 7/15/46	9,520,000	9,130,608
Series 236
5.00%, due 1/15/52	4,285,000	4,429,967
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (a)	2,455,000	2,289,407
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,503,343
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (d)	13,000,000	2,421,312
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	727,117
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	7,146,834
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	915,000	915,495
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	19,500,000	17,227,382
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	$ 1,435,000	$ 1,436,841
		1,030,858,200
North Carolina 0.7%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,131,756
4.00%, due 9/1/51	1,200,000	1,020,569
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,433,301
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	276,813
Series A
5.00%, due 10/1/39	500,000	531,177
Series A
5.00%, due 10/1/44	505,000	526,552
Series A
5.00%, due 10/1/49	515,000	530,449
Series A
5.125%, due 10/1/54	1,250,000	1,289,200
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,350,000	3,402,671
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,320,000	1,905,186
Insured: AGM
5.00%, due 1/1/49	4,750,000	4,913,722
Insured: AGM-CR
5.00%, due 1/1/49	23,700,000	24,516,887
	Principal Amount	Value

North Carolina (continued)
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	$ 2,745,000	$ 2,757,659
Series A
5.00%, due 7/1/54	6,755,000	6,780,389
North Carolina Turnpike Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 1/1/58	8,935,000	9,398,223
		62,414,554
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/46	3,955,000	3,627,376
Series A, Insured: AGM
5.00%, due 12/1/48	2,950,000	3,065,095
Series A, Insured: AGM
5.00%, due 12/1/53	2,800,000	2,888,571
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,280,500
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	26,890,000	26,514,710
Series C
5.00%, due 6/1/53	725,000	703,507
		46,079,759
Ohio 4.1%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,178,057
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	5,185,000	4,653,037
Series B-2
5.00%, due 6/1/55	215,775,000	195,144,882

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	$ 12,270,000	$ 11,789,852
Series A
5.50%, due 8/1/52	1,000,000	1,057,951
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,914,331
Series A
5.00%, due 12/1/47	1,435,000	1,408,084
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,422,467
5.00%, due 2/15/37	5,050,000	5,146,535
5.00%, due 2/15/57	10,400,000	10,446,375
5.25%, due 2/15/47	3,715,000	3,775,556
5.50%, due 2/15/57	32,555,000	33,154,852
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	4,660,000	4,749,647
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,077,497
5.00%, due 1/1/46	2,090,000	2,070,998
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,991,552
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc., Revenue Bonds
5.00%, due 12/1/60	1,450,000	1,461,579
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,155,294
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(d)	2,450,000	2,370,972
	Principal Amount	Value

Ohio (continued)
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	$ 4,700,000	$ 3,642,853
5.00%, due 11/1/44	750,000	711,341
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,655,299
5.00%, due 3/1/44	8,085,000	7,797,475
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	940,150
5.50%, due 12/1/53	1,215,000	1,164,004
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.125%, due 12/1/55	2,655,000	2,668,666
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,658,003
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	31,688,109
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,150,000	5,533,268
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,385,695
Series A
5.00%, due 7/1/39	2,000,000	1,961,960
Series A
5.00%, due 7/1/46	9,440,000	9,028,803
		397,805,144
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	2,074,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oklahoma (continued)
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds (continued)
5.00%, due 9/1/37	$ 3,500,000	$ 3,359,710
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (d)	1,500,000	1,365,574
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,262,186
		8,062,075
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	716,608
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,150,000	2,904,830
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (d)	1,560,000	1,482,707
		5,104,145
Pennsylvania 4.5%
Allegheny County Airport Authority, Revenue Bonds (a)
Series A, Insured: AGM
4.00%, due 1/1/46	7,970,000	7,574,445
Series A
4.00%, due 1/1/56	7,500,000	6,759,997
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	15,900,000	15,403,583
	Principal Amount	Value

Pennsylvania (continued)
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (d)	$ 1,895,000	$ 1,653,487
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,740,000	2,743,282
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (d)
5.00%, due 5/1/42	14,750,000	14,757,549
5.00%, due 5/1/42	6,465,000	6,439,715
5.00%, due 5/1/42	4,000,000	4,043,090
5.125%, due 5/1/32	4,250,000	4,299,469
5.25%, due 5/1/42	1,010,000	1,004,983
5.375%, due 5/1/42	4,225,000	4,237,156
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,620,742
6.00%, due 5/1/42 (d)	4,250,000	4,453,660
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	2,910,000	2,425,475
4.00%, due 7/1/51	7,200,000	5,841,950
5.00%, due 7/1/40	655,000	653,998
5.00%, due 7/1/41	2,500,000	2,478,565
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	2,035,000	1,607,749
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,070
5.75%, due 10/1/38	3,200,000	3,199,879
5.75%, due 10/1/43	2,290,000	2,258,724

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (d)	$ 2,200,000	$ 2,046,828
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,421,798
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (d)	680,000	648,342
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	1,000,200
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (d)
5.00%, due 9/15/27	705,000	705,680
5.00%, due 9/15/28	740,000	740,321
5.00%, due 9/15/29	150,000	149,862
5.00%, due 9/15/37	640,000	660,800
5.00%, due 9/15/37	2,755,000	2,658,486
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	150,000	148,587
County of Lehigh, Lehigh Valley Health Network, Revenue Bonds
Series A
4.00%, due 7/1/49	1,660,000	1,547,985
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	209,187
Series A
5.00%, due 1/1/39	290,000	295,988
	Principal Amount	Value

Pennsylvania (continued)
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (d)
5.00%, due 10/15/34	$ 5,225,000	$ 4,332,833
5.125%, due 10/15/41	4,650,000	3,441,522
5.875%, due 10/15/40	3,700,000	3,003,873
6.25%, due 10/15/53	9,150,000	7,042,529
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,276,409
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	375,395
5.00%, due 12/1/49	1,020,000	957,593
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (d)
Series A
6.00%, due 7/15/38	2,620,000	2,703,820
Series A
6.50%, due 7/15/48	4,150,000	4,291,193
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,955,000	3,857,758
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (d)	5,270,000	5,300,155
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	3,000,000	2,857,873
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	3,023,047
5.00%, due 12/1/49	1,825,000	1,837,731
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	$ 2,750,000	$ 2,432,225
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,939,293
4.00%, due 9/1/49	4,750,000	4,426,416
Insured: AGM-CR
4.00%, due 9/1/49	15,610,000	14,752,176
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,444,114
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,626,681
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds (b)
0.95%, due 12/1/33	9,250,000	8,760,384
Series A
4.50%, due 6/1/41 (a)	85,000,000	85,063,979
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)
Series A
3.85%, due 4/1/34	4,000,000	3,988,679
Series B-1
3.85%, due 4/1/49	2,000,000	1,994,339
Series B-2
4.15%, due 4/1/49	5,000,000	4,988,317
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,921,253
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	$ 2,000,000	$ 2,020,812
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (a)
Insured: AGM
5.00%, due 12/31/57	7,900,000	8,169,162
5.25%, due 6/30/53	8,395,000	8,647,182
5.75%, due 6/30/48	6,560,000	7,067,909
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (a)
Series B
5.00%, due 6/1/49	7,600,000	7,579,749
Series 1C
5.00%, due 6/1/51	4,950,000	4,911,477
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,525,534
Series A
4.00%, due 12/1/50	7,650,000	7,183,218
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	44,976,807
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (d)	6,215,000	6,115,342
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (d)
5.00%, due 6/15/39	1,725,000	1,774,017
5.00%, due 6/15/43	1,500,000	1,515,905
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,106,193
Series A
5.00%, due 5/1/50	3,130,000	3,018,413

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	$ 915,000	$ 926,621
Series A
5.00%, due 8/1/50	1,050,000	1,057,984
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (d)
5.00%, due 3/15/45	300,000	321,087
5.00%, due 3/15/45 (c)	4,832,943	2,899,766
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (d)	1,700,000	1,686,524
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (d)
Series A
5.125%, due 6/1/38	2,000,000	1,998,940
Series A
5.25%, due 6/1/48	3,085,000	3,027,579
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,205,443
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	6,425,000	6,427,954
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	949,319
5.00%, due 6/1/46	4,625,000	4,125,558
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,151,856
		433,951,570
	Principal Amount	Value

Puerto Rico 11.0%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 43,900,000	$ 8,423,115
Series B
(zero coupon), due 5/15/57	97,900,000	5,866,540
5.50%, due 5/15/39	1,095,000	1,101,177
5.625%, due 5/15/43	36,560,000	37,028,125
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	18,068,206
Series A-1
4.00%, due 7/1/35	53,687,833	52,707,515
Series A-1
4.00%, due 7/1/37	33,727,084	32,756,425
Series A-1
4.00%, due 7/1/41	19,323,126	18,250,932
Series A-1
4.00%, due 7/1/46	12,500,000	11,673,697
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	178,700,250	115,261,661
(zero coupon), due 11/1/51	74,488,136	48,789,729
(zero coupon), due 11/1/51	27,500,000	6,875,000
(zero coupon), due 11/1/51	20,053,341	9,224,537
(zero coupon), due 11/1/51	18,408,615	10,078,716
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	96,580,247	94,165,741
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (d)
Series C
3.50%, due 7/1/26	14,625,000	13,947,978
Series A
5.00%, due 7/1/27	345,000	355,606
Series A
5.00%, due 7/1/30	4,135,000	4,366,091
Series A
5.00%, due 7/1/35	15,960,000	16,659,404
Series A
5.00%, due 7/1/37	5,750,000	6,073,045
Series A
5.00%, due 7/1/47	127,655,000	130,381,187
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (d)
Series B
5.00%, due 7/1/33	$ 5,300,000	$ 5,587,478
Series B
5.00%, due 7/1/37	20,695,000	21,725,772
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (c)(f)	1,015,000	527,800
Series ZZ
4.25%, due 7/1/20 (c)(f)	1,355,000	704,600
Series CCC
4.25%, due 7/1/23 (c)	1,150,000	598,000
Series UU, Insured: AGM
4.263%, due 7/1/29	4,640,000	4,500,837
Series CCC
4.375%, due 7/1/22 (c)(f)	115,000	59,800
Series CCC
4.60%, due 7/1/24 (c)	200,000	104,000
Series CCC
4.625%, due 7/1/25 (c)	1,085,000	561,488
Series XX
4.75%, due 7/1/26 (c)	320,000	165,600
Series ZZ
4.75%, due 7/1/27 (c)	405,000	209,588
Series A
4.80%, due 7/1/29 (c)	690,000	357,075
Series DDD
5.00%, due 7/1/20 (c)(f)	3,250,000	1,690,000
Series TT
5.00%, due 7/1/20 (c)(f)	2,195,000	1,141,400
Series CCC
5.00%, due 7/1/21 (c)(f)	470,000	244,400
Series DDD
5.00%, due 7/1/21 (c)(f)	275,000	143,000
Series TT
5.00%, due 7/1/21 (c)(f)	1,215,000	631,800
Series TT
5.00%, due 7/1/23 (c)	365,000	189,800
Series CCC
5.00%, due 7/1/24 (c)	1,845,000	959,400
Series TT
5.00%, due 7/1/24 (c)	450,000	234,000
Series CCC
5.00%, due 7/1/25 (c)	575,000	297,563
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	$ 770,000	$ 770,248
Series TT
5.00%, due 7/1/25 (c)	1,030,000	533,025
Series TT
5.00%, due 7/1/26 (c)	1,050,000	543,375
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	149,822
Series TT
5.00%, due 7/1/27 (c)	1,250,000	646,875
Series WW
5.00%, due 7/1/28 (c)	380,000	196,650
Series TT
5.00%, due 7/1/32 (c)	9,320,000	4,823,100
Series A
5.00%, due 7/1/42 (c)	8,755,000	4,530,713
Series A
5.05%, due 7/1/42 (c)	825,000	426,938
Series ZZ
5.25%, due 7/1/20 (c)(f)	225,000	117,000
Series ZZ
5.25%, due 7/1/23 (c)	620,000	322,400
Series AAA
5.25%, due 7/1/24 (c)	3,000,000	1,560,000
Series WW
5.25%, due 7/1/25 (c)	1,605,000	830,588
Series AAA
5.25%, due 7/1/26 (c)	110,000	56,925
Series ZZ
5.25%, due 7/1/26 (c)	3,520,000	1,821,600
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	619,950
Series AAA
5.25%, due 7/1/30 (c)	985,000	509,738
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,784,939
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	341,107
Series WW
5.25%, due 7/1/33 (c)	8,310,000	4,300,425
Series XX
5.25%, due 7/1/35 (c)	2,265,000	1,172,138
Series XX
5.25%, due 7/1/40 (c)	18,055,000	9,343,462
Series BBB
5.40%, due 7/1/28 (c)	9,615,000	4,975,763

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series WW
5.50%, due 7/1/38 (c)	$ 11,595,000	$ 6,000,413
Series XX
5.75%, due 7/1/36 (c)	4,055,000	2,098,463
Series A
6.75%, due 7/1/36 (c)	11,550,000	5,977,125
Series A
7.00%, due 7/1/33 (c)	1,500,000	776,250
Series A
7.00%, due 7/1/43 (c)	4,750,000	2,458,125
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (c)
Series EEE
5.95%, due 7/1/30	25,585,000	13,240,237
Series EEE
6.05%, due 7/1/32	12,265,000	6,347,137
Series YY
6.125%, due 7/1/40	44,950,000	23,261,625
Series EEE
6.25%, due 7/1/40	10,165,000	5,260,388
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	1,180,000	1,188,164
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	1,842,000	1,408,846
Series A-1
(zero coupon), due 7/1/46	254,141,000	83,448,519
Series A-1
(zero coupon), due 7/1/51	40,394,000	9,801,770
(zero coupon), due 8/1/54	516,302	105,060
Series A-2
4.329%, due 7/1/40	20,500,000	20,309,616
Series A-1
4.75%, due 7/1/53	12,968,000	12,879,064
Series A-2
4.784%, due 7/1/58	40,087,000	39,788,268
Series A-1
5.00%, due 7/1/58	98,991,000	99,218,659
		1,058,632,338
	Principal Amount	Value

Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/26	$ 685,000	$ 639,370
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,530,577
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,462,887
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,092,792
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	667,461
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	229,589
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	285,979
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	12,732,462
		18,641,117
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	980,655
Series A
5.00%, due 4/1/54	3,000,000	3,022,316
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (d)	3,530,000	2,523,480
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,057,084
5.25%, due 11/15/52	1,625,000	1,629,479
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.75%, due 11/15/54	$ 3,250,000	$ 3,448,747
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,529,612
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	20,081,836
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,590,747
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,636,956
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	13,662,019
		65,162,931
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,718,139
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System, Revenue Bonds
Series A
5.00%, due 10/1/44	6,200,000	6,206,127
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/51	13,405,000	12,825,204
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,401,375
	Principal Amount	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	$ 1,880,000	$ 1,884,621
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,807,464
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (b)	6,550,000	7,016,120
		41,859,050
Texas 4.3%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,304,987
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	5,062,389
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,284,964
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (d)
Series A
3.625%, due 7/1/26 (a)	14,805,000	13,643,882
Series B
6.50%, due 7/1/26	13,700,000	13,308,166
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	229,030
(zero coupon), due 1/1/34	3,275,000	2,272,518
(zero coupon), due 1/1/35	3,700,000	2,446,255

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds (continued)
(zero coupon), due 1/1/36	$ 2,000,000	$ 1,252,986
(zero coupon), due 1/1/39	3,500,000	1,851,403
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,862,524
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	1,957,353
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (a)	4,100,000	3,964,286
City of Houston, Airport System, Revenue Bonds, Sub. Lien (a)
Series A
4.00%, due 7/1/48	6,810,000	6,324,344
Series A, Insured: AGM
5.25%, due 7/1/53	3,500,000	3,707,047
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (d)	1,250,000	1,144,015
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,674,970
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,357,378
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/48	13,565,000	14,569,296
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	72,540,000	69,481,503
	Principal Amount	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	$ 900,000	$ 891,304
Series A
5.00%, due 6/1/38	1,960,000	1,838,439
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	60,518
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	498,113
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,370
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	606,823
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	174,829
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	120,938
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	651,373
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	665,204
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	754,895
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	266,351
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	1,045,839
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	525,282
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	122,326
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,290,211
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,316,851
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien (continued)
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	$ 35,615,000	$ 17,893,371
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	576,376
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,567,689
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,644,657
Mission Economic Development Corp., Waste Management, Inc. Project, Revenue Bonds
4.50%, due 11/1/48 (a)(b)	30,000,000	30,022,581
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,509,337
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (d)
4.00%, due 8/15/36	1,000,000	957,239
4.00%, due 8/15/41	6,315,000	5,696,177
4.00%, due 8/15/46	880,000	762,898
4.00%, due 8/15/56	6,900,000	5,655,534
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	1,000,000	914,553
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	350,000	317,542
4.00%, due 11/1/55	1,250,000	1,102,370
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	$ 555,000	$ 440,749
Series A-1
5.00%, due 12/1/54	3,770,000	3,578,966
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (d)
Series A
5.00%, due 8/15/40	3,950,000	3,949,703
Series A
5.00%, due 8/15/50	750,000	730,537
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (d)	3,880,000	3,680,513
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,220,800
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	1,882,153
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	14,366,494
5.00%, due 1/1/50	1,750,000	1,789,455
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (a)	4,035,000	3,521,920
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (a)	4,200,000	3,900,744

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	$ 1,400,000	$ 1,373,385
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	5,950,000	6,001,171
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,205,496
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,325,155
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,248,118
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,926,416
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.117%, due 9/15/27	28,450,000	28,439,952
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,093,719
Series A
4.00%, due 12/31/38	2,745,000	2,706,403
Series A
4.00%, due 12/31/39	4,385,000	4,298,684
5.50%, due 12/31/58 (a)	26,000,000	27,916,190
	Principal Amount	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (a)	$ 30,855,000	$ 31,288,275
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,533,978
Series A
(zero coupon), due 8/1/44	4,200,000	1,624,469
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
Series A
5.00%, due 10/15/58	11,000,000	11,745,269
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	6,185,000	6,608,754
		411,554,754
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	25,055,026
Series A
5.00%, due 10/1/32	37,995,000	39,478,788
Series A
5.00%, due 10/1/39	104,875,000	108,429,214
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (d)	16,670,000	16,669,360
Series A
5.00%, due 10/1/32	13,200,000	12,961,242
Series A
5.00%, due 10/1/34 (d)	2,600,000	2,528,603
Series C
5.00%, due 10/1/39 (d)	9,310,000	9,099,034
		214,221,267
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah 1.5%
Black Desert Public Infrastructure District, Limited General Obligation (d)
Series A
3.75%, due 3/1/41	$ 410,000	$ 359,729
Series A
4.00%, due 3/1/51	4,725,000	3,963,315
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/51	8,450,000	8,684,019
Series A
5.25%, due 7/1/48	25,750,000	27,460,328
Series A
5.25%, due 7/1/53	1,750,000	1,847,074
Series A
5.50%, due 7/1/53	1,760,000	1,908,693
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (d)
4.50%, due 6/1/51	10,070,000	7,912,281
4.625%, due 6/1/57	2,000,000	1,563,938
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (d)	2,000,000	1,720,918
Mida Mountain Village Public Infrastructure District, Special Assessment (d)
Series A
4.50%, due 8/1/40	1,500,000	1,422,848
Series A
5.00%, due 8/1/50	5,000,000	4,830,417
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,692,194
Series A-1
4.00%, due 6/1/41	2,430,000	2,178,397
Series A-1
4.00%, due 6/1/52	14,425,000	12,156,897
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (d)	4,500,000	4,445,343
	Principal Amount	Value

Utah (continued)
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (d)	$ 7,500,000	$ 7,098,678
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,786,489
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,112,530
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	2,020,000	1,824,081
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,697,588
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	4,093,217
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,713,498
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,248,203
4.00%, due 10/15/42	3,970,000	3,634,849
Series A
5.00%, due 10/15/32	1,615,000	1,656,854
Series A
5.00%, due 10/15/34	3,085,000	3,157,109
Series A
5.00%, due 10/15/37	1,100,000	1,121,057
Series A
5.00%, due 10/15/40	3,780,000	3,834,438
5.00%, due 10/15/46	3,400,000	3,447,529
Series A
5.375%, due 10/15/40	5,910,000	6,068,996
5.625%, due 10/15/38	2,530,000	2,792,627
6.00%, due 10/15/47	6,350,000	6,982,008

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	$ 1,410,000	$ 1,380,402
		144,796,544
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,097,977
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (a)	3,500,000	3,303,762
		5,401,739
Virginia 1.9%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds, First Tier
5.00%, due 7/1/46	5,840,000	5,869,149
5.00%, due 7/1/51	5,995,000	6,012,332
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,509,649
Series A
5.00%, due 1/1/55	16,100,000	15,309,100
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,837,827
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,219,908
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,671,971
	Principal Amount	Value

Virginia (continued)
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	$ 3,455,000	$ 3,462,869
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	7,720,000	7,783,651
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,808,082
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	746,494
5.00%, due 4/1/49	1,000,000	1,004,728
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	30,315,000	25,758,298
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,610,160
Virginia College Building Authority, Regent University, Revenue Bonds
4.00%, due 6/1/46	1,360,000	1,197,835
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (d)	1,945,000	1,707,827
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (a)	4,000,000	3,178,646
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (a)
4.00%, due 7/1/39	1,380,000	1,335,813
4.00%, due 1/1/48	20,170,000	18,183,372
5.00%, due 1/1/36	1,345,000	1,420,998
5.00%, due 1/1/38	3,000,000	3,148,454
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	$ 2,510,000	$ 2,286,802
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	11,840,000	10,367,259
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (a)	3,000,000	3,120,234
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (a)
5.00%, due 12/31/52	9,750,000	9,870,507
5.00%, due 12/31/56	18,375,000	18,574,523
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (a)	15,415,000	15,955,854
		185,952,342
Washington 1.2%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	4,046,484
5.125%, due 12/1/52	2,550,000	2,600,671
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,787,626
5.00%, due 1/1/48	5,130,000	5,222,471
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (a)	5,800,000	6,010,868
	Principal Amount	Value

Washington (continued)
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (a)	$ 1,825,000	$ 1,825,570
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(d)	4,000,000	4,054,204
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,942,059
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,545,469
Series A
5.00%, due 10/1/40	3,000,000	3,014,361
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	2,949,379
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,521,707
Series B
3.00%, due 7/1/48	2,465,000	1,863,816
Series B
3.00%, due 7/1/58	8,875,000	5,988,503
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,903,106
Series B, Insured: AGM-CR
3.00%, due 7/1/58	4,000,000	2,877,854
Insured: AGM-CR
4.00%, due 7/1/58	8,810,000	7,938,694
Series B, Insured: AGC-CR
4.00%, due 7/1/58	1,750,000	1,602,152
5.00%, due 7/1/58	9,750,000	9,922,842

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (d)
Series A
4.00%, due 1/1/41	$ 3,820,000	$ 3,211,309
Series A
4.00%, due 1/1/51	1,700,000	1,294,235
Series A
4.00%, due 1/1/57	7,785,000	5,707,847
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,849,824
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,384,101
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	80,849
4.00%, due 12/1/37	290,000	218,097
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,325,286
5.50%, due 12/1/33	2,070,000	1,955,286
		117,644,670
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (d)	4,750,000	5,063,550
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,841,074
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,295,131
5.25%, due 6/1/53	2,000,000	2,043,720
	Principal Amount	Value

West Virginia (continued)
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	$ 3,750,000	$ 3,447,787
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (d)	940,000	826,397
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (d)	4,000,000	4,065,925
West Virginia Economic Development Authority, Arch Resources, Inc., Revenue Bonds
4.125%, due 7/1/45 (a)(b)	1,250,000	1,250,586
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	4,825,000	4,685,247
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,412,265
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,200,000	12,265,312
		41,196,994
Wisconsin 2.2%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (d)
Series B
(zero coupon), due 1/1/60	70,900,000	5,739,142
Series A-1
5.00%, due 1/1/55	18,765,000	18,335,006
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (d)
4.00%, due 3/1/26	755,000	742,670
4.00%, due 3/1/30	950,000	895,747
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (d)	200,000	196,105
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (a)	$ 4,000,000	$ 3,887,285
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (d)	900,000	834,726
4.00%, due 4/1/42 (d)	100,000	106,491
4.00%, due 4/1/52 (d)	3,000,000	2,631,956
5.00%, due 4/1/30 (d)	100,000	106,650
5.00%, due 4/1/30 (d)	600,000	621,075
5.00%, due 4/1/40 (d)	300,000	309,310
5.00%, due 4/1/50 (d)	100,000	110,018
5.00%, due 4/1/50 (d)	1,400,000	1,414,490
5.875%, due 4/1/45	6,250,000	6,286,652
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,960,700
Series A
4.00%, due 1/1/52	3,130,000	2,651,016
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	948,320
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,164,498
Series A, Insured: AGM
4.00%, due 7/1/59	775,000	717,675
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,063,973
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (a)
4.00%, due 9/30/51	13,995,000	12,097,671
4.00%, due 3/31/56	8,965,000	7,603,521
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (d)	1,565,000	1,297,232
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	$ 2,250,000	$ 1,721,924
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,741,516
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (d)
Series A
5.00%, due 10/1/28	1,000,000	1,027,126
Series A
5.00%, due 10/1/29	2,000,000	2,064,063
Series A
5.00%, due 10/1/34	1,090,000	1,119,562
Series A
5.00%, due 10/1/39	16,300,000	16,533,230
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (d)	750,000	754,432
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,756,778
5.00%, due 1/1/45	560,000	571,969
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/42	4,500,000	4,499,987
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,358,975
Series A
5.00%, due 6/1/49	6,775,000	6,766,448
Series B
5.00%, due 6/1/49	2,720,000	2,716,567
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,950,000	1,796,169
5.50%, due 1/1/47	5,860,000	5,727,906

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	$ 2,000,000	$ 2,005,699
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (d)	1,100,000	1,064,123
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (d)	2,145,000	2,018,678
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	4,060,115
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (d)	4,700,000	3,957,475
Public Finance Authority, Nevada State College, Revenue Bonds (d)
Series A
5.00%, due 5/1/60	6,500,000	4,694,128
Series B
9.00%, due 5/1/71	2,985,000	2,569,545
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,000,894
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	1,016,345
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (d)
Series A
5.75%, due 7/1/53	3,950,000	4,239,259
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (d) (continued)
Series A
5.75%, due 7/1/63	$ 20,150,000	$ 21,480,019
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (c)(d)	2,000,000	1,312,899
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (d)	12,440,000	13,224,975
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	505,000	433,081
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,532,734
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,300,000	3,275,896
		207,764,446
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,935,390
Total Long-Term Municipal Bonds (Cost $8,913,357,656)		8,904,781,419
Short-Term Municipal Notes 5.8%
California 0.4%
Bay Area Toll Authority, Revenue Bonds
Series B
3.15%, due 4/1/55 (h)	14,250,000	14,250,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
California (continued)
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
3.15%, due 3/1/41 (h)	$ 18,905,000	$ 18,905,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (d)(h)
Series XF3028
4.20%, due 4/1/43	4,777,000	4,777,000
Series XF3030
4.20%, due 4/1/43	5,540,000	5,540,000
		43,472,000
Colorado 0.4%
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series E
4.05%, due 5/15/62 (h)	37,420,000	37,420,000
Connecticut 0.4%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds
Series A-1
2.75%, due 7/1/42 (h)	36,490,000	36,490,000
Georgia 0.8%
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, First Series
Series 1
4.10%, due 11/1/62 (a)(h)	23,640,000	23,640,000
Bartow County Development Authority, Georgia Power Company Plant Bowen Project, Revenue Bonds, Second Series
Series 2
4.25%, due 11/1/62 (a)(h)	38,900,000	38,900,000
Development Authority of Appling County, Georgia Power Co., Revenue Bonds
4.20%, due 9/1/29 (h)	6,400,000	6,400,000
	Principal Amount	Value

Georgia (continued)
Development Authority of Burke County (The), Georgia Power Co. Vogtle Project, Revenue Bonds, First Series
Series 1
4.05%, due 7/1/49 (h)	$ 5,450,000	$ 5,450,000
Development Authority of Floyd County, Georgia Power Co., Revenue Bonds
4.20%, due 9/1/26 (h)	4,680,000	4,680,000
		79,070,000
Illinois 0.9%
Illinois Finance Authority, Endeavor Health Clinical Operations Obligated Group, Revenue Bonds
Series B
3.65%, due 8/15/49 (h)	40,000,000	40,000,000
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series C
3.95%, due 7/15/55 (h)	46,785,000	46,785,000
		86,785,000
Indiana 0.1%
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 5/1/28 (a)(h)	10,700,000	10,700,000
Iowa 0.1%
City of Council Bluffs, MidAmerican Energy Co., Revenue Bonds
3.40%, due 1/1/25 (h)	5,000,000	5,000,000
Iowa Finance Authority, MidAmerican Energy Co., Revenue Bonds
3.50%, due 12/1/47 (a)(h)	6,550,000	6,550,000
		11,550,000
Kentucky 0.1%
Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
3.95%, due 4/1/31 (a)(h)	9,300,000	9,300,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
New York 0.4%
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series B-4
4.05%, due 8/1/42 (h)	$ 40,000,000	$ 40,000,000
Ohio 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds
3.28%, due 5/1/54 (d)(h)	2,815,000	2,815,000
Pennsylvania 0.2%
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/54 (h)	16,000,000	16,000,000
South Carolina 0.1%
Rib Floater Trust Various States, Revenue Bonds
Series 19
3.59%, due 7/1/47 (d)(h)	6,800,000	6,800,000
Texas 0.8%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.35%, due 5/15/34 (h)	1,850,000	1,850,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Revenue Bonds
Series B
4.05%, due 12/1/59 (h)	40,000,000	40,000,000
Mission Economic Development Corp., Republic Services, Inc., Revenue Bonds (a)(h)
4.25%, due 1/1/26	17,500,000	17,500,000
Series A
4.25%, due 5/1/50	10,000,000	10,000,000
	Principal Amount	Value

Texas (continued)
State of Texas, Unlimited General Obligation
Series B
3.05%, due 6/1/46 (h)	$ 1,000,000	$ 1,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
Series XG0588
4.20%, due 3/1/45 (d)(h)	8,175,000	8,175,000
		78,525,000
Wisconsin 1.1%
BlackRock MuniAssets Fund, Inc.
3.36%, due 12/15/51 (d)(h)	28,500,000	28,500,000
BlackRock Municipal 2030 Target Term Trust
Series W-7
3.36%, due 12/31/30 (a)(d)(h)	75,000,000	75,000,000
		103,500,000
Total Short-Term Municipal Notes (Cost $562,427,000)		562,427,000
Total Municipal Bonds (Cost $9,475,784,656)		9,467,208,419

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,307,120
Toll Road Investors Partnership II LP (d)
Series C
(zero coupon), due 2/15/41	20,000,000	5,719,054
(zero coupon), due 2/15/46	9,250,000	1,804,727
University of the Arts (The) (f)(i)
(zero coupon), due 3/13/25 (c)	375,532	375,532
(zero coupon), due 3/13/25 (c)(d)	103,284	103,284
(zero coupon), due 3/13/25 (c)	988,242	988,242
(zero coupon), due 3/19/25	296,473	296,473
Wildflower Improvement Association
6.625%, due 3/1/31 (d)	1,986,817	1,930,475
		15,524,907
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	$ 9,350,000	$ 8,257,078
Total Corporate Bonds (Cost $23,106,590)		23,781,985
Total Long-Term Bonds (Cost $23,106,590)		23,781,985

	Shares	Value
Closed-End Funds 1.1%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	810,059
Delaware 0.1%
BlackRock Municipal Income Fund, Inc.	294,225	3,663,101
BlackRock MuniYield Fund, Inc.	200,504	2,215,569
		5,878,670
Georgia 0.1%
Invesco Advantage Municipal Income Trust II	203,416	1,838,881
Invesco Municipal Opportunity Trust	127,228	1,271,008
Invesco Municipal Trust	173,210	1,747,689
Invesco Trust for Investment Grade Municipals	224,621	2,327,073
		7,184,651
Illinois 0.3%
BlackRock Municipal Income Trust II	74,692	809,661
Nuveen AMT-Free Quality Municipal Income Fund	640,262	7,427,039
Nuveen California Quality Municipal Income Fund	387,003	4,438,924
Nuveen Municipal Credit Income Fund	721,308	9,153,399
Nuveen Quality Municipal Income Fund	439,229	5,266,356
		27,095,379
Massachusetts 0.0% ‡
DWS Municipal Income Trust	131,002	1,278,580
Eaton Vance Municipal Bond Fund	85,592	896,148
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,727,439
	Shares	Value

Massachusetts (continued) ‡
Pioneer Municipal High Income Fund Trust	200,954	$ 1,888,968
		5,791,135
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,850,049
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	427,334	9,063,754
BlackRock Municipal Income Quality Trust	18,136	208,927
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,098,504
BlackRock MuniYield Quality Fund, Inc.	287,227	3,596,082
		18,967,267
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	472,626	5,775,490
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	384,935	4,492,191
		10,267,681
New York 0.3%
BlackRock Municipal Income Trust	188,254	1,922,073
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,597,651
BlackRock MuniVest Fund, Inc.	317,240	2,322,197
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,615,337
BlackRock New York Municipal Income Trust	26,795	285,367
Nuveen AMT-Free Municipal Credit Income Fund	831,661	10,636,944
Nuveen New York AMT-Free Quality Municipal Income Fund	3,154	34,284
		26,413,853
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	205,689
Total Closed-End Funds (Cost $113,150,613)		105,464,433

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay High Yield Muni Bond Fund

	Shares	Value
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BlackRock Liquidity Funds MuniCash, 3.143% (j)	15,515,709	$ 15,517,039
Total Short-Term Investment (Cost $15,517,039)		15,517,039
Total Investments (Cost $9,627,558,898)	100.2%	9,611,971,876
Other Assets, Less Liabilities	(0.2)	(23,545,104)
Net Assets	100.0%	$ 9,588,426,772

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(c)	Issue in default.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(f)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $84,739,819, which represented 0.9% of the Fund’s net assets. (Unaudited)
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Current yield as of October 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,904,781,419	$ —	$ 8,904,781,419
Short-Term Municipal Notes	—	562,427,000	—	562,427,000
Total Municipal Bonds	—	9,467,208,419	—	9,467,208,419
Long-Term Bonds
Corporate Bonds	—	22,018,454	1,763,531	23,781,985
Total Corporate Bonds	—	22,018,454	1,763,531	23,781,985
Closed-End Funds	105,464,433	—	—	105,464,433
Short-Term Investment
Unaffiliated Investment Company	15,517,039	—	—	15,517,039
Total Investments in Securities	$ 120,981,472	$ 9,489,226,873	$ 1,763,531	$ 9,611,971,876

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay High Yield Muni Bond Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $9,627,558,898)	$9,611,971,876
Cash	59,504
Receivables:
Dividends and interest	114,489,673
Fund shares sold	21,029,718
Other assets	168,278
Total assets	9,747,719,049
Liabilities
Payables:
Investment securities purchased	128,770,868
Fund shares redeemed	14,272,195
Manager (See Note 3)	4,293,240
Transfer agent (See Note 3)	767,330
NYLIFE Distributors (See Note 3)	462,004
Custodian	89,530
Professional fees	12,254
Trustees	2,171
Variation margin on futures contracts	39
Accrued expenses	469
Distributions payable	10,622,177
Total liabilities	159,292,277
Net assets	$9,588,426,772
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$802,598
Additional paid-in-capital	10,388,153,255
10,388,955,853
Total distributable earnings (loss)	(800,529,081)
Net assets	$9,588,426,772
Class A
Net assets applicable to outstanding shares	$1,603,538,956
Shares of beneficial interest outstanding	134,238,076
Net asset value per share outstanding	$11.95
Maximum sales charge (3.00% of offering price)	0.37
Maximum offering price per share outstanding	$12.32
Investor Class
Net assets applicable to outstanding shares	$3,550,230
Shares of beneficial interest outstanding	297,566
Net asset value per share outstanding	$11.93
Maximum sales charge (2.50% of offering price)	0.31
Maximum offering price per share outstanding	$12.24
Class C
Net assets applicable to outstanding shares	$137,764,215
Shares of beneficial interest outstanding	11,561,175
Net asset value and offering price per share outstanding	$11.92
Class I
Net assets applicable to outstanding shares	$6,381,355,452
Shares of beneficial interest outstanding	534,081,301
Net asset value and offering price per share outstanding	$11.95
Class R6
Net assets applicable to outstanding shares	$1,462,217,919
Shares of beneficial interest outstanding	122,419,924
Net asset value and offering price per share outstanding	$11.94

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$410,951,445
Dividends	4,030,576
Total income	414,982,021
Expenses
Manager (See Note 3)	46,131,476
Distribution/Service—Class A (See Note 3)	4,042,892
Distribution/Service—Investor Class (See Note 3)	9,207
Distribution/Service—Class C (See Note 3)	1,509,485
Transfer agent (See Note 3)	4,594,920
Professional fees	527,015
Custodian	286,032
Registration	261,542
Shareholder communication	233,770
Trustees	205,464
Miscellaneous	305,736
Total expenses	58,107,539
Net investment income (loss)	356,874,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(70,621,903)
Futures transactions	(12,781,767)
Net realized gain (loss)	(83,403,670)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,037,487,934
Futures contracts	(32,400,753)
Net change in unrealized appreciation (depreciation)	1,005,087,181
Net realized and unrealized gain (loss)	921,683,511
Net increase (decrease) in net assets resulting from operations	$1,278,557,993
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay High Yield Muni Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$356,874,482	$319,656,054
Net realized gain (loss)	(83,403,670)	(271,722,197)
Net change in unrealized appreciation (depreciation)	1,005,087,181	269,451,421
Net increase (decrease) in net assets resulting from operations	1,278,557,993	317,385,278
Distributions to shareholders:
Class A	(64,425,635)	(71,226,979)
Investor Class	(146,373)	(166,636)
Class C	(4,876,133)	(6,208,135)
Class I	(241,420,615)	(214,754,997)
Class R6	(53,275,520)	(40,495,808)
Total distributions to shareholders	(364,144,276)	(332,852,555)
Capital share transactions:
Net proceeds from sales of shares	3,761,907,272	4,134,959,360
Net asset value of shares issued to shareholders in reinvestment of distributions	254,311,417	233,389,061
Cost of shares redeemed	(2,536,173,970)	(4,856,892,832)
Redemptions in-kind	—	(89,218,096)
Increase (decrease) in net assets derived from capital share transactions	1,480,044,719	(577,762,507)
Net increase (decrease) in net assets	2,394,458,436	(593,229,784)
Net Assets
Beginning of year	7,193,968,336	7,787,198,120
End of year	$9,588,426,772	$7,193,968,336
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	1.36	(0.02)	(2.81)	0.77	(0.20)
Total from investment operations	1.82	0.43	(2.45)	1.13	0.20
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of year	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	17.30%	3.81%	(18.48)%	8.93%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.90%	3.92%	2.86%	2.66%	3.15%
Net expenses (c)	0.86%	0.87%	0.86%	0.84%	0.86%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$1,603,539	$1,454,442	$1,751,791	$2,696,103	$2,073,226

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.59	$10.63	$13.47	$12.73	$12.96
Net investment income (loss)	0.46(a)	0.45(a)	0.36(a)	0.36(a)	0.40
Net realized and unrealized gain (loss)	1.35	(0.02)	(2.80)	0.77	(0.20)
Total from investment operations	1.81	0.43	(2.44)	1.13	0.20
Less distributions:
From net investment income	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.47)	(0.47)	(0.40)	(0.39)	(0.43)
Net asset value at end of year	$11.93	$10.59	$10.63	$13.47	$12.73
Total investment return (b)	17.20%	3.89%	(18.52)%	8.92%	1.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.89%	3.91%	2.88%	2.69%	3.15%
Net expenses (c)	0.88%	0.89%	0.87%	0.86%	0.87%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000's)	$3,550	$3,560	$3,749	$5,107	$5,211

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.58	$10.61	$13.46	$12.71	$12.95
Net investment income (loss)	0.37(a)	0.36(a)	0.26(a)	0.26(a)	0.29
Net realized and unrealized gain (loss)	1.35	(0.01)	(2.80)	0.78	(0.20)
Total from investment operations	1.72	0.35	(2.54)	1.04	0.09
Less distributions:
From net investment income	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.38)	(0.38)	(0.31)	(0.29)	(0.33)
Net asset value at end of year	$11.92	$10.58	$10.61	$13.46	$12.71
Total investment return (b)	16.34%	3.12%	(19.15)%	8.20%	0.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.15%	3.17%	2.11%	1.95%	2.41%
Net expenses (c)	1.63%	1.64%	1.62%	1.61%	1.62%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$137,764	$151,803	$202,196	$340,700	$355,498

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.75	$12.98
Net investment income (loss)	0.49(a)	0.48(a)	0.39(a)	0.39(a)	0.45
Net realized and unrealized gain (loss)	1.36	(0.02)	(2.81)	0.77	(0.22)
Total from investment operations	1.85	0.46	(2.42)	1.16	0.23
Less distributions:
From net investment income	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.50)	(0.50)	(0.43)	(0.42)	(0.46)
Net asset value at end of year	$11.95	$10.60	$10.64	$13.49	$12.75
Total investment return (b)	17.48%	4.16%	(18.28)%	9.20%	1.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.14%	4.17%	3.10%	2.90%	3.38%
Net expenses (c)	0.61%	0.62%	0.60%	0.59%	0.61%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$6,381,355	$4,660,777	$4,904,132	$7,894,324	$6,063,243

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.60	$10.64	$13.49	$12.74	$12.98
Net investment income (loss) (a)	0.50	0.48	0.40	0.39	0.43
Net realized and unrealized gain (loss)	1.35	(0.02)	(2.81)	0.79	(0.21)
Total from investment operations	1.85	0.46	(2.41)	1.18	0.22
Less distributions:
From net investment income	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
From net realized gain on investments	—	—	—	—	(0.00)‡
Total distributions	(0.51)	(0.50)	(0.44)	(0.43)	(0.46)
Net asset value at end of year	$11.94	$10.60	$10.64	$13.49	$12.74
Total investment return (b)	17.56%	4.13%	(18.23)%	9.34%	1.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.19%	4.23%	3.22%	2.91%	3.40%
Net expenses (c)	0.55%	0.56%	0.55%	0.54%	0.56%
Portfolio turnover rate (d)	17%	38%(e)	56%(e)	14%	37%
Net assets at end of year (in 000’s)	$1,462,218	$923,386	$925,330	$1,240,412	$6,535

^	Inception date.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay High Yield Muni Bond Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	March 31, 2010
Investor Class	March 31, 2010
Class C	March 31, 2010
Class I	March 31, 2010
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of current income exempt from federal income taxes. The Fund’s secondary investment objective is total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

Notes to Financial Statements (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are

66	NYLI MacKay High Yield Muni Bond Fund

marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

Notes to Financial Statements (continued)
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and

68	NYLI MacKay High Yield Muni Bond Fund

economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 11.0% of the Fund’s net assets, of which 8.4% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(12,781,767)	$(12,781,767)
Total Net Realized Gain (Loss)	$(12,781,767)	$(12,781,767)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(32,400,753)	$(32,400,753)
Total Net Change in Unrealized Appreciation (Depreciation)	$(32,400,753)	$(32,400,753)

Average Notional Amount	Total
Futures Contracts Short (a)	$(736,668,466)

(a)	Positions were open for eleven months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.55% up to $1 billion; 0.54% from $1 billion to $3 billion; 0.53% from $3 billion to $5 billion; 0.52% from $5 billion to $7 billion; 0.51% from $7 billion to $9 billion; 0.50% from $9 billion to $11 billion; 0.49% from $11 billion to $13 billion and 0.48% in excess of $13 billion. During the year ended October 31, 2024, the effective management fee rate was 0.53% of the

Notes to Financial Statements (continued)
Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $46,131,476 and paid the Subadvisor fees in the amount of $23,065,859.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $39,473 and $354, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $144,874, $7 and $5,322, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$977,754	$—
Investor Class	2,930	—
Class C	120,414	—
Class I	3,443,988	—
Class R6	49,834	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as

70	NYLI MacKay High Yield Muni Bond Fund

reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$27,749	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,656,952,658	$313,024,037	$(358,004,819)	$(44,980,782)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$79,834,657	$(778,541,645)	$(30,014,294)	$(71,807,799)	$(800,529,081)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales and cumulative bond amortization adjustments. The other temporary differences are primarily due to dividends payable and interest accrual on defaulted securities.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $778,541,645, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$280,887	$497,655
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$36,516,191	$25,235,436
Exempt Interest Dividends	327,628,085	307,617,119
Total	$364,144,276	$332,852,555
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended

Notes to Financial Statements (continued)
October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $2,909,213 and $1,419,773, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	32,618,205	$384,827,170
Shares issued to shareholders in reinvestment of distributions	4,619,343	54,805,314
Shares redeemed	(40,291,163)	(476,911,986)
Net increase (decrease) in shares outstanding before conversion	(3,053,615)	(37,279,502)
Shares converted into Class A (See Note 1)	401,661	4,768,661
Shares converted from Class A (See Note 1)	(288,329)	(3,406,548)
Net increase (decrease)	(2,940,283)	$(35,917,389)
Year ended October 31, 2023:
Shares sold	44,419,061	$500,172,378
Shares issued to shareholders in reinvestment of distributions	5,332,267	60,512,994
Shares redeemed	(70,976,284)	(796,386,385)
Shares redeemed in connection with in-kind transactions	(8,037,956)	(89,218,096)
Net increase (decrease) in shares outstanding before conversion	(29,262,912)	(324,919,109)
Shares converted into Class A (See Note 1)	2,430,861	27,933,257
Shares converted from Class A (See Note 1)	(664,723)	(7,558,233)
Net increase (decrease)	(27,496,774)	$(304,544,085)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	34,950	$415,883
Shares issued to shareholders in reinvestment of distributions	12,101	143,334
Shares redeemed	(57,943)	(681,662)
Net increase (decrease) in shares outstanding before conversion	(10,892)	(122,445)
Shares converted into Investor Class (See Note 1)	22,225	262,284
Shares converted from Investor Class (See Note 1)	(49,952)	(596,345)
Net increase (decrease)	(38,619)	$(456,506)
Year ended October 31, 2023:
Shares sold	101,216	$1,155,142
Shares issued to shareholders in reinvestment of distributions	14,253	161,537
Shares redeemed	(65,132)	(738,349)
Net increase (decrease) in shares outstanding before conversion	50,337	578,330
Shares converted into Investor Class (See Note 1)	21,529	245,660
Shares converted from Investor Class (See Note 1)	(88,480)	(1,018,535)
Net increase (decrease)	(16,614)	$(194,545)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,934,095	$22,803,615
Shares issued to shareholders in reinvestment of distributions	367,214	4,343,273
Shares redeemed	(4,842,824)	(57,011,737)
Net increase (decrease) in shares outstanding before conversion	(2,541,515)	(29,864,849)
Shares converted from Class C (See Note 1)	(250,161)	(2,960,466)
Net increase (decrease)	(2,791,676)	$(32,825,315)
Year ended October 31, 2023:
Shares sold	2,115,239	$24,106,172
Shares issued to shareholders in reinvestment of distributions	474,069	5,367,827
Shares redeemed	(7,121,896)	(80,657,074)
Net increase (decrease) in shares outstanding before conversion	(4,532,588)	(51,183,075)
Shares converted from Class C (See Note 1)	(168,556)	(1,929,338)
Net increase (decrease)	(4,701,144)	$(53,112,413)

72	NYLI MacKay High Yield Muni Bond Fund

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	225,327,685	$2,652,717,645
Shares issued to shareholders in reinvestment of distributions	16,001,313	190,014,681
Shares redeemed	(145,490,552)	(1,698,335,099)
Net increase (decrease) in shares outstanding before conversion	95,838,446	1,144,397,227
Shares converted into Class I (See Note 1)	684,634	8,102,448
Shares converted from Class I (See Note 1)	(1,930,919)	(22,328,726)
Net increase (decrease)	94,592,161	$1,130,170,949
Year ended October 31, 2023:
Shares sold	258,846,677	$2,948,360,609
Shares issued to shareholders in reinvestment of distributions	14,527,416	164,719,241
Shares redeemed	(295,278,805)	(3,341,003,833)
Net increase (decrease) in shares outstanding before conversion	(21,904,712)	(227,923,983)
Shares converted into Class I (See Note 1)	654,893	7,441,967
Shares converted from Class I (See Note 1)	(162,850)	(1,844,711)
Net increase (decrease)	(21,412,669)	$(222,326,727)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	59,461,343	$701,142,959
Shares issued to shareholders in reinvestment of distributions	421,196	5,004,815
Shares redeemed	(25,971,171)	(303,233,486)
Net increase (decrease) in shares outstanding before conversion	33,911,368	402,914,288
Shares converted into Class R6 (See Note 1)	1,786,667	20,619,691
Shares converted from Class R6 (See Note 1)	(376,617)	(4,460,999)
Net increase (decrease)	35,321,418	$419,072,980
Year ended October 31, 2023:
Shares sold	58,388,901	$661,165,059
Shares issued to shareholders in reinvestment of distributions	232,472	2,627,462
Shares redeemed	(56,487,831)	(638,107,191)
Net increase (decrease) in shares outstanding before conversion	2,133,542	25,685,330
Shares converted into Class R6 (See Note 1)	124,218	1,435,145
Shares converted from Class R6 (See Note 1)	(2,147,545)	(24,705,212)
Net increase (decrease)	110,215	$2,415,263
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay High Yield Muni Bond Fund (formerly MainStay MacKay High Yield Municipal Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
74	NYLI MacKay High Yield Muni Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 90.0% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
76

NYLI MacKay Total Return Bond Fund
(formerly known as MainStay MacKay Total Return Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 97.7%
Asset-Backed Securities 9.7%
Automobile Asset-Backed Securities 5.0%
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class D
7.84%, due 8/15/29	$ 1,070,000	$ 1,129,301
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, due 5/17/32	695,000	682,911
Exeter Automobile Receivables Trust (a)
Series 2021-2A, Class E
2.90%, due 7/17/28	1,040,000	1,007,323
Series 2021-3A, Class E
3.04%, due 12/15/28	2,090,000	2,003,990
Series 2022-2A, Class E
6.34%, due 10/15/29	1,480,000	1,458,489
Series 2022-3A, Class E
9.09%, due 1/15/30	660,000	656,268
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,920,020
Series 2019-2, Class E
4.52%, due 12/15/26	1,488,525	1,487,648
Series 2022-2, Class D
5.80%, due 4/17/28	1,420,000	1,314,979
Series 2024-1, Class D
6.30%, due 4/15/30	660,000	665,273
Ford Credit Auto Owner Trust (a)
Series 2021-2, Class D
2.60%, due 5/15/34	230,000	216,054
Series 2023-1, Class D
6.26%, due 8/15/35	755,000	761,760
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class E
3.20%, due 10/16/28	1,685,000	1,629,252
Series 2024-3A, Class D
5.53%, due 2/18/31	865,000	862,527
Series 2022-3A, Class E
8.35%, due 10/15/29	665,000	680,864
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
12.355% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	850,000	850,000
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	600,097
		17,926,756
	Principal Amount	Value

Other Asset-Backed Securities 4.7%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
6.645% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	$ 600,000	$ 602,409
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
(zero coupon) (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)(c)	250,000	250,000
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	1,020,404	935,086
Series 2016-2, Class A
3.65%, due 6/15/28	1,304,000	1,208,372
Series 2019-1, Class B
3.85%, due 2/15/28	727,102	680,785
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.19% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)(c)	400,000	400,070
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	690,000	699,246
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,638,931	1,449,782
CF Hippolyta Issuer LLC
Series 2020-1, Class A1
1.69%, due 7/15/60 (a)	861,675	834,664
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	10,271	10,281
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
6.112% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	500,000	500,576
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	511,390
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
6.256% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,168
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	622,286	545,761
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	885,000	808,656

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC (a) (continued)
Series 2021-1, Class B1
2.41%, due 10/20/61	$ 1,255,000	$ 1,111,130
OCP CLO Ltd.
Series 2017-14A, Class A1R
6.111% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	501,033
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.649% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)(c)	475,000	475,089
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
6.047% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	502,505
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
6.032% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	452,352
Silver Point Scf CLO I Ltd.
Series 2021-1A, Class A2R
6.798% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	350,000	350,536
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	8,508,985	328,396
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	825,000	805,869
Series 2024-3A, Class A23
5.914%, due 7/30/54	700,000	683,270
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.256% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)(c)	475,000	475,085
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	906,682	927,022
World Financial Network Credit Card Master Note Trust
Series 2024-B, Class A
4.62%, due 5/15/31	310,000	309,003
		16,708,536
Total Asset-Backed Securities (Cost $35,083,998)		34,635,292
	Principal Amount	Value
Corporate Bonds 29.2%
Aerospace & Defense 0.1%
Boeing Co. (The)
6.528%, due 5/1/34 (a)	$ 450,000	$ 474,456
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,539,463
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	722,500	720,329
5.75%, due 4/20/29	860,000	851,604
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	371,504	369,713
4.75%, due 10/20/28	1,855,000	1,834,312
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	990,000	999,771
		4,775,729
Apparel 0.1%
Tapestry, Inc.
7.85%, due 11/27/33	380,000	388,267
Auto Manufacturers 2.2%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	748,251
4.125%, due 8/17/27	610,000	589,505
6.80%, due 5/12/28	700,000	725,074
6.95%, due 3/6/26	670,000	683,177
7.20%, due 6/10/30	555,000	585,850
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,135,134
4.30%, due 4/6/29	940,000	907,452
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	2,670,000	2,485,220
		7,859,663
Banks 9.9%
Australia & New Zealand Banking Group Ltd. (a)(b)
5.204% (1 Year Treasury Constant Maturity Rate + 1.47%), due 9/30/35	830,000	808,563
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34	935,000	948,051

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Banco Santander SA
5.294%, due 8/18/27	$ 600,000	$ 604,460
5.439%, due 7/15/31	400,000	406,494
Bank of America Corp. (f)
2.496%, due 2/13/31	755,000	667,565
Series MM
4.30%, due 1/28/25 (g)	360,000	357,230
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(g)	1,760,000	1,553,078
4.942%, due 9/10/30 (f)	875,000	865,178
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29 (b)(g)	370,000	382,435
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(g)	745,000	628,974
BPCE SA
6.714%, due 10/19/29 (a)(f)	410,000	431,154
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	680,000	658,123
Comerica, Inc.
5.982%, due 1/30/30 (f)	770,000	780,110
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	700,000	627,975
Deutsche Bank AG
3.035%, due 5/28/32 (f)	890,000	770,181
6.091% (SOFR + 1.219%), due 11/16/27 (b)	1,325,000	1,319,774
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,602,964
First Horizon Corp.
4.00%, due 5/26/25	2,115,000	2,096,723
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (f)	730,000	690,195
1.992%, due 1/27/32 (f)	740,000	617,280
6.75%, due 10/1/37	405,000	444,414
Huntington Bancshares, Inc.
5.709%, due 2/2/35 (f)	895,000	905,309
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	443,609
	Principal Amount	Value

Banks (continued)
KBC Group NV
4.932% (1 Year Treasury Constant Maturity Rate + 1.07%), due 10/16/30 (a)(b)	$ 710,000	$ 702,346
KeyBank NA
4.90%, due 8/8/32	715,000	682,666
KeyCorp
6.401%, due 3/6/35 (f)	425,000	448,452
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,625,254
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	520,000	506,912
M&T Bank Corp.
6.082%, due 3/13/32 (f)	465,000	480,581
Morgan Stanley (f)
2.484%, due 9/16/36	1,945,000	1,586,073
2.511%, due 10/20/32	510,000	432,571
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	1,040,000	995,179
Nordea Bank Abp
6.30% (5 Year Treasury Constant Maturity Rate + 2.66%), due 9/25/31 (a)(b)(g)	265,000	253,368
Santander Holdings USA, Inc. (f)
6.342%, due 5/31/35	550,000	561,578
6.499%, due 3/9/29	630,000	649,284
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	370,608
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,155,000	978,868
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	170,000	166,546
Truist Financial Corp.
5.153%, due 8/5/32 (f)	805,000	799,088
UBS Group AG (a)
3.091%, due 5/14/32 (f)	1,070,000	943,345
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	1,520,000	1,284,705
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
UBS Group AG (a) (continued)
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	$ 340,000	$ 338,236
Wells Fargo & Co.
3.35%, due 3/2/33 (f)	700,000	621,975
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,394,818
		35,432,292
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	450,651
Chemicals 0.8%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,064,300
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,689,624
		2,753,924
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	640,000	616,662
Computers 0.2%
Dell International LLC
3.375%, due 12/15/41	1,145,000	860,103
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,195,362
Ally Financial, Inc.
6.992%, due 6/13/29 (f)	270,000	281,804
8.00%, due 11/1/31	1,205,000	1,340,750
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,277,418
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,328,388
3.25%, due 2/15/27	1,740,000	1,666,237
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	664,542
Capital One Financial Corp. (f)
6.051%, due 2/1/35	330,000	339,751
	Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp. (f) (continued)
6.312%, due 6/8/29	$ 905,000	$ 939,938
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	365,000	380,036
OneMain Finance Corp.
3.50%, due 1/15/27	575,000	548,768
7.50%, due 5/15/31	645,000	659,609
		11,622,603
Electric 3.1%
Alabama Power Co.
3.00%, due 3/15/52	1,015,000	679,442
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,241,280
3.35%, due 5/15/50	1,320,000	911,828
Calpine Corp.
5.125%, due 3/15/28 (a)	495,000	483,781
DTE Energy Co.
5.85%, due 6/1/34	610,000	634,042
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	955,558
Evergy Metro, Inc.
5.40%, due 4/1/34	720,000	729,927
Eversource Energy
5.95%, due 7/15/34	805,000	836,010
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	368,862
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,560,366
Southern California Edison Co.
4.00%, due 4/1/47	975,000	784,916
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	704,898
Vistra Operations Co. LLC (a)
6.00%, due 4/15/34	840,000	866,862
6.875%, due 4/15/32	455,000	470,495
		11,228,267
Entertainment 0.1%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	295,000	258,518
Food 1.0%
JBS USA Holding LUX SARL
5.75%, due 4/1/33	1,013,000	1,023,153

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
MARB BondCo plc
3.95%, due 1/29/31 (a)	$ 1,240,000	$ 1,072,329
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	943,468
5.20%, due 4/1/29	580,000	568,707
		3,607,657
Gas 1.1%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	452,947
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	766,058
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,579,011
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	567,385
Southern California Gas Co.
5.60%, due 4/1/54	625,000	632,457
		3,997,858
Insurance 0.4%
Athene Holding Ltd.
6.625% (5 Year Treasury Constant Maturity Rate + 2.607%), due 10/15/54 (b)	370,000	363,859
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	1,610,000	1,196,523
		1,560,382
Lodging 0.2%
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	686,071
Miscellaneous—Manufacturing 0.2%
Textron Financial Corp.
7.115% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	859,211
Oil & Gas 0.3%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(h)	1,521,000	912,600
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	571,000	568,176
	Principal Amount	Value

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	$ 1,653,000	$ 1,575,791
Pipelines 2.5%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	910,030
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	625,000	671,858
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,032,586
Energy Transfer LP
5.35%, due 5/15/45	940,000	860,479
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	475,000	480,783
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,831,400
MPLX LP
5.65%, due 3/1/53	460,000	439,002
Targa Resources Corp.
4.20%, due 2/1/33	425,000	390,678
Venture Global LNG, Inc.
7.00%, due 1/15/30 (a)	338,000	340,086
Western Midstream Operating LP
5.25%, due 2/1/50 (i)	1,240,000	1,081,825
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,095,000	768,719
		8,807,446
Real Estate Investment Trusts 0.9%
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,119,013
Host Hotels & Resorts LP
5.70%, due 7/1/34	640,000	641,264
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	811,291
Starwood Property Trust, Inc.
6.00%, due 4/15/30 (a)(j)	565,000	553,825
		3,125,393
Retail 0.1%
AutoNation, Inc.
4.75%, due 6/1/30	491,000	478,326
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Transportation 0.1%
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	$ 375,000	$ 378,276
Total Corporate Bonds (Cost $113,524,063)		104,817,785
Foreign Government Bonds 3.6%
Chile 0.2%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	458,940
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,145,363
Mexico 0.7%
Petroleos Mexicanos
6.50%, due 3/13/27	2,075,000	2,036,180
6.75%, due 9/21/47	715,000	511,911
		2,548,091
United Kingdom 2.4%
United Kingdom Gilt
Series Reg S
4.125%, due 7/22/29	GBP 6,710,000	8,576,930
Total Foreign Government Bonds (Cost $13,741,821)		12,729,324
Loan Assignments 0.2%
Diversified/Conglomerate Service 0.2%
TruGreen Ltd. Partnership
First Lien Term Loan B
8.796% (1 Month SOFR + 4.00%), due 11/2/27 (b)	$ 590,171	572,097
Total Loan Assignments (Cost $587,608)		572,097
Mortgage-Backed Securities 32.5%
Agency (Collateralized Mortgage Obligations) 13.9%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,326,292	882,987
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	$ 2,150,749	$ 57,900
REMIC, Series 5092, Class SH
(zero coupon) (SOFR 30A + 2.45%), due 2/25/51 (b)(d)	1,083,401	4,230
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	306,377	7,035
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	746,441	620,798
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	620,768	526,623
REMIC, Series 5363
(zero coupon), due 12/25/53	668,005	567,944
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	620,762	510,515
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	830,926	554,654
REMIC, Series 5471, Class SK
0.35% (SOFR 30A + 5.35%), due 8/25/54 (b)(d)	3,125,000	130,203
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	586,365	494,087
REMIC, Series 4993, Class KS
1.079% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	2,906,664	366,214
REMIC, Series 4994, Class TS
1.129% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	1,399,621	156,174
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,376,865	242,914
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,198,097	196,722
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,084,440	175,597
REMIC, Series 5160
3.00%, due 10/25/51 (d)	1,156,872	125,957
REMIC, Series 4710, Class WZ
3.50%, due 8/15/47	385,388	347,160
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,283,552	1,151,266
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	524,490	489,966
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	855,339	649,205

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC, Strips (continued)
Series 311
(zero coupon), due 8/15/43	$ 485,941	$ 350,374
Series 402
(zero coupon), due 9/25/53	867,228	720,244
Series 311, Class S1
0.826% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	2,421,433	238,650
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (b)(d)	7,401,772	32,792
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (b)(d)	981,763	250
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	636,501	507,972
REMIC, Series 2023-45
(zero coupon), due 10/25/53	753,921	586,195
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	801,552	665,646
REMIC, Series 2022-10, Class SA
0.893% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,050,246	281,940
REMIC, Series 2021-40, Class SI
0.979% (SOFR 30A + 5.836%), due 9/25/47 (b)(d)	1,580,949	158,044
REMIC, Series 2016-57, Class SN
1.079% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,303,588	139,290
REMIC, Series 2020-70, Class SD
1.279% (SOFR 30A + 6.136%), due 10/25/50 (b)(d)	1,398,624	176,472
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (d)	636,000	87,184
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	947,936	145,963
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	5,681,083	754,459
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	416,709	53,132
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	7,114,683	1,016,177
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	2,570,877	432,319
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,399,008	1,253,959
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	$ 1,673,874	$ 378,253
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	3,347,474	321,047
Series 429, Class C5
3.00%, due 10/25/52	3,489,949	573,778
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 11/20/49 (b)(d)	725,302	4,446
Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	2,300,853	21,743
Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	3,137,127	39,404
Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	3,570,722	24,374
Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,881,459	1,260,935
Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	3,431,959	35,361
Series 2021-46, Class BS
(zero coupon) (1 Month SOFR + 2.686%), due 3/20/51 (b)(d)	3,288,058	21,557
Series 2021-64, Class GS
(zero coupon) (SOFR 30A + 1.65%), due 4/20/51 (b)(d)	551,983	297
Series 2021-64, Class SG
(zero coupon) (SOFR 30A + 1.60%), due 4/20/51 (b)(d)	1,239,357	627
Series 2021-77, Class SN
(zero coupon) (1 Month SOFR + 2.486%), due 5/20/51 (b)(d)	5,509,627	25,404
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	4,258,903	22,972
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	2,639,600	86,636
Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	5,231,037	96,431
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	$ 11,902,287	$ 6,903
Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	2,449,301	2,354
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (b)(d)	3,979,123	20,923
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (b)(d)	20,642,834	70,733
Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (b)(d)	4,183,721	188,851
Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	1,831,311	31,137
Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	3,750,195	32,524
Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	1,877,151	16,280
Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	9,449,389	155,310
Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,111,840	878,501
Series 2023-53
(zero coupon), due 4/20/53	491,221	388,615
Series 2023-80, Class SA
0.36% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	4,473,944	130,185
Series 2020-166, Class CA
1.00%, due 11/20/50	1,215,727	888,236
Series 2023-60, Class ES
1.419% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,041,786	968,876
Series 2020-146, Class SA
1.426% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	1,593,212	210,605
Series 2020-167, Class SN
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	814,502	112,333
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-179, Class SA
1.426% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	$ 2,369,680	$ 312,316
Series 2020-189, Class SU
1.426% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	539,636	76,272
Series 2021-46, Class QS
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	945,285	130,013
Series 2021-46, Class TS
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,142,531	158,283
Series 2021-57, Class SA
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,343,478	433,270
Series 2021-57, Class SD
1.426% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	5,681,303	736,224
Series 2021-96, Class NS
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,039,154	415,041
Series 2021-96, Class SN
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,115,930	260,705
Series 2021-97, Class SM
1.426% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,255,986	325,344
Series 2021-122, Class HS
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	1,953,169	249,983
Series 2022-137, Class S
1.426% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,122,088	271,536
Series 2021-96, Class JS
1.476% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	1,653,421	227,504
Series 2023-86, Class SE
1.76% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,440,869	221,931
Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,162,141	114,376
Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	1,840,972	211,629
Series 2022-1, Class IA
2.50%, due 6/20/50 (d)	441,112	57,032
Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	719,722	89,398

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	$ 1,511,201	$ 1,256,761
Series 2021-140, Class GF
2.50% (1 Month SOFR + 0.764%), due 8/20/51 (b)	843,314	708,537
Series 2021-188
2.50%, due 10/20/51 (d)	2,793,460	453,857
Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,226,731	1,038,725
Series 2023-66, Class MP
2.519% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,158,065	1,073,847
Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,697,591	271,758
Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	2,529,232	400,786
Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,132,677	190,692
Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	307,813	47,585
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (b)	2,386,711	2,052,223
Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,049,773	186,285
Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	7,041,873	1,169,941
Series 2022-207
3.00%, due 8/20/51 (d)	1,568,935	244,665
Series 2023-19, Class CI
3.00%, due 11/20/51 (d)	2,036,488	334,625
Series 2022-206, Class CN
3.00%, due 2/20/52	419,494	364,707
Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	381,049	339,908
Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,120,654	998,977
Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	404,247	359,430
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	$ 413,989	$ 368,481
Series 2020-1, Class YF
3.50% (1 Month SOFR + 0.784%), due 1/20/50 (b)	835,310	733,210
Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,040,929	924,502
Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (b)	433,235	382,653
Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	1,826,002	323,261
Series 2019-106, Class FA
4.00% (1 Month SOFR + 0.714%), due 8/20/49 (b)	403,145	363,094
Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	359,021	330,746
Series 2023-81, Class LA
5.00%, due 6/20/52	367,601	363,019
Series 2023-38, Class WT
6.641%, due 12/20/51 (k)	508,877	532,704
Series 2023-59, Class YC
6.965%, due 9/20/51 (k)	1,290,393	1,383,988
Series 2023-55, Class CG
7.559%, due 7/20/51 (k)	745,153	822,757
Series 2023-55, Class LB
7.784%, due 11/20/51 (k)	688,960	777,682
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
10.471% (SOFR 30A + 5.614%), due 10/25/49	790,000	805,283
Series 2023-01, Class M10
11.357% (SOFR 30A + 6.50%), due 11/25/53	1,415,000	1,588,820
Series 2020-01, Class CE
12.471% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,379,859
		49,739,069
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.6%
Alen Mortgage Trust
Series 2021-ACEN, Class A
6.068% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	$ 700,000	$ 635,250
BANK (e)
Series 2019-BN20, Class C
3.646%, due 9/15/62	285,000	214,373
Series 2019-BN19, Class C
4.027%, due 8/15/61	1,935,000	1,527,780
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
5.197% (1 Month SOFR + 0.459%), due 12/25/36 (a)(b)	16,752	15,973
BBCMS Mortgage Trust (a)
Series 2022-C16, Class D
2.50%, due 6/15/55 (k)	765,000	460,307
Series 2018-C2, Class D
3.00%, due 12/15/51	650,000	520,406
Series 2018-TALL, Class A
5.723% (1 Month SOFR + 0.919%), due 3/15/37 (b)	600,000	564,000
Series 2018-TALL, Class D
6.45% (1 Month SOFR + 1.646%), due 3/15/37 (b)	1,025,000	840,500
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.089%, due 10/10/51 (a)(e)	630,000	465,289
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	576,720
Series 2018-B3, Class C
4.554%, due 4/10/51 (e)	915,000	783,774
Series 2019-B9, Class C
4.971%, due 3/15/52 (k)	1,005,000	840,992
BWAY Mortgage Trust
Series 2013-1515, Class B
3.473%, due 3/10/33 (a)	925,000	873,548
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.971% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	820,000	817,082
BX Trust
Series 2024-BIO, Class C
7.444% (1 Month SOFR + 2.64%), due 2/15/41 (a)(b)	315,000	310,177
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(e)	$ 890,000	$ 661,707
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,315,000	1,059,749
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	550,000	491,736
Commercial Mortgage Trust (e)
Series 2014-CR15, Class D
3.975%, due 2/10/47 (a)	1,115,000	1,011,867
Series 2012-LC4, Class C
5.304%, due 12/10/44	550,000	488,917
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	740,000	581,728
DBJPM Mortgage Trust
Series 2016-C1, Class C
3.317%, due 5/10/49 (e)	905,000	790,871
FHLMC
REMIC, Series 2024-MN8, Class M2
9.107% (SOFR 30A + 4.25%), due 5/25/44 (a)(b)	660,000	685,778
FHLMC, Multifamily Structured Pass-Through Certificates
Series 2024-MN9, Class M2
8.294% (SOFR 30A + 3.25%), due 10/25/44 (a)(b)	830,000	829,996
GNMA
Series 2020-177
0.819%, due 6/16/62 (d)(e)	4,123,767	246,427
Series 2023-194, Class CI
0.876%, due 10/16/65 (d)(e)	3,599,493	246,278
Series 2021-164
0.949%, due 10/16/63 (d)(e)	3,229,447	230,664
Series 2023-159, Class CI
0.956%, due 7/16/65 (d)(k)	4,535,284	345,319
Series 2020-168, Class IA
0.979%, due 12/16/62 (d)(e)	2,425,587	171,269
Series 2021-47
0.992%, due 3/16/61 (d)(e)	5,666,438	376,637
Series 2022-185, Class DI
1.023%, due 10/16/65 (d)(e)	2,023,514	147,446
Series 2023-172
1.384%, due 2/16/66 (d)(e)	3,139,851	305,576
Series 2024-29, Class B
2.50%, due 8/16/64 (k)	990,000	745,782

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class E
3.986%, due 1/15/46 (a)(k)	$ 500,000	$ 437,132
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	179,799
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C
4.177%, due 10/15/50 (e)	655,000	578,084
MSSG Trust
Series 2017-237P, Class D
3.74%, due 9/13/39 (a)(e)	985,000	749,866
ORL Trust
Series 2023-GLKS, Class D
9.105% (1 Month SOFR + 4.301%), due 10/19/36 (a)(b)	865,000	865,000
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,335,000	1,358,868
TX Trust
Series 2024-HOU, Class E
9.191% (1 Month SOFR + 4.387%), due 6/15/39 (a)(b)	570,000	567,230
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	590,000	445,586
Series 2018-C9, Class C
4.946%, due 3/15/51 (e)	710,000	548,198
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	1,275,000	1,019,485
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	199,744
Series 2019-C50, Class D
3.00%, due 5/15/52 (a)	1,698,000	1,271,847
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	1,590,000	1,344,931
Series 2019-C51, Class C
4.289%, due 6/15/52 (k)	775,000	659,820
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	800,000	679,686
Series 2016-NXS5, Class D
4.975%, due 1/15/59 (e)	1,310,000	1,042,241
		30,811,435
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) 10.0%
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	$ 29,468,941	$ 342,565
Connecticut Avenue Securities Trust (a)(b)
Series 2020-SBT1, Class 1M2
8.621% (SOFR 30A + 3.764%), due 2/25/40	540,000	569,939
Series 2021-R03, Class 1B2
10.357% (SOFR 30A + 5.50%), due 12/25/41	745,000	778,449
Series 2022-R01, Class 1B2
10.857% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,129,969
Series 2019-HRP1, Class B1
14.221% (SOFR 30A + 9.364%), due 11/25/39	2,134,000	2,365,037
Series 2022-R03, Class 1B2
14.707% (SOFR 30A + 9.85%), due 3/25/42	615,000	691,036
FHLMC STACR REMIC Trust (a)(b)
Series 2024-HQA1, Class M2
6.857% (SOFR 30A + 2.00%), due 3/25/44	505,000	507,288
Series 2020-DNA6, Class B1
7.857% (SOFR 30A + 3.00%), due 12/25/50	740,000	800,005
Series 2021-HQA2, Class B1
8.007% (SOFR 30A + 3.15%), due 12/25/33	900,000	995,067
Series 2020-HQA5, Class B1
8.857% (SOFR 30A + 4.00%), due 11/25/50	1,590,000	1,790,018
Series 2021-DNA1, Class B2
9.607% (SOFR 30A + 4.75%), due 1/25/51	1,810,000	1,940,503
Series 2020-DNA2, Class B2
9.771% (SOFR 30A + 4.914%), due 2/25/50	575,000	618,297
Series 2021-HQA1, Class B2
9.857% (SOFR 30A + 5.00%), due 8/25/33	1,430,000	1,567,857
Series 2020-HQA1, Class B2
10.071% (SOFR 30A + 5.214%), due 1/25/50	1,592,000	1,733,886
Series 2021-HQA2, Class B2
10.307% (SOFR 30A + 5.45%), due 12/25/33	1,460,000	1,642,850
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b) (continued)
Series 2021-DNA5, Class B2
10.357% (SOFR 30A + 5.50%), due 1/25/34	$ 1,745,000	$ 1,969,559
Series 2023-HQA1, Class M2
10.357% (SOFR 30A + 5.50%), due 5/25/43	595,000	654,478
Series 2022-HQA2, Class M2
10.857% (SOFR 30A + 6.00%), due 7/25/42	243,000	268,061
Series 2021-HQA3, Class B2
11.107% (SOFR 30A + 6.25%), due 9/25/41	955,000	1,000,601
Series 2021-HQA4, Class B2
11.857% (SOFR 30A + 7.00%), due 12/25/41	1,380,000	1,467,498
Series 2022-DNA1, Class B2
11.957% (SOFR 30A + 7.10%), due 1/25/42	1,405,000	1,497,786
Series 2020-HQA5, Class B2
12.257% (SOFR 30A + 7.40%), due 11/25/50	475,000	579,260
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.146%, due 8/25/48 (a)(k)	938,292	716,387
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR2, Class B2
12.371% (SOFR 30A + 7.514%), due 11/25/48	600,000	692,934
REMIC, Series 2019-HQA3, Class B2
12.471% (SOFR 30A + 7.614%), due 9/25/49	755,000	854,094
REMIC, Series 2019-FTR1, Class B2
13.321% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,029,818
REMIC, Series 2018-HQA2, Class B2
15.971% (SOFR 30A + 11.114%), due 10/25/48	1,395,000	1,769,485
GS Mortgage-Backed Securities Corp. Trust (a)(k)
Series 2021-PJ1, Class A4
2.50%, due 6/25/51	867,687	694,895
Series 2022-PJ2, Class A4
2.50%, due 6/25/52	1,171,638	945,552
Mill City Mortgage Loan Trust
Series 2018-3, Class B4
3.655%, due 8/25/58 (a)(k)	558,809	313,627
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	$ 976,046	$ 790,825
Sequoia Mortgage Trust
Series 2021-4, Class A1
0.166%, due 6/25/51 (a)(d)(e)	24,442,234	226,325
STACR Trust (a)(b)
Series 2018-HRP2, Class B2
15.471% (SOFR 30A + 10.614%), due 2/25/47	805,000	980,673
Series 2018-HRP1, Class B2
16.721% (SOFR 30A + 11.864%), due 5/25/43	535,904	651,124
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.678%, due 6/25/57	716,324	451,510
Series 2018-2, Class B5
3.805%, due 3/25/58	2,374,929	1,038,605
		36,065,863
Total Mortgage-Backed Securities (Cost $115,953,103)		116,616,367
U.S. Government & Federal Agencies 22.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.3%
FHLMC Gold Pools, Other
4.00%, due 6/1/42	779,904	739,143
UMBS Pool, 30 Year
2.50%, due 1/1/52	1,685,306	1,409,644
3.00%, due 6/1/52	1,204,603	1,038,665
3.50%, due 4/1/52	648,754	582,941
4.00%, due 3/1/53	1,761,735	1,630,613
5.00%, due 3/1/54	950,979	924,418
5.50%, due 7/1/53	3,626,062	3,593,381
5.50%, due 7/1/53	712,447	709,748
6.00%, due 10/1/53	390,492	395,877
6.00%, due 11/1/53	873,311	887,364
		11,911,794
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.4%
FNMA, Other
4.00%, due 3/1/42	470,853	448,008
4.00%, due 1/1/43	843,530	798,421
4.38%, due 7/1/28	1,000,000	990,129
6.00%, due 4/1/37	2,996	3,041

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year
2.00%, due 10/1/50	$ 1,973,240	$ 1,573,169
2.00%, due 3/1/52	548,432	435,661
2.00%, due 3/1/52	239,278	190,013
3.50%, due 12/1/44	600,707	551,453
3.50%, due 11/1/50	81,012	72,703
4.50%, due 1/1/54	2,410,602	2,290,262
5.00%, due 3/1/53	1,444,779	1,405,470
5.00%, due 5/1/53	1,041,683	1,013,099
5.50%, due 8/1/53	883,488	881,187
5.50%, due 5/1/54	723,386	716,669
5.50%, due 6/1/54	677,280	670,991
6.00%, due 8/1/53	789,817	801,023
6.00%, due 8/1/53	2,563,805	2,580,507
6.00%, due 9/1/53	525,588	533,249
6.00%, due 9/1/53	1,181,721	1,189,419
6.00%, due 11/1/53	1,325,093	1,346,335
6.50%, due 12/1/53	997,250	1,022,080
		19,512,889
United States Treasury Bonds 2.4%
U.S. Treasury Bonds
4.125%, due 8/15/44	6,090,000	5,718,891
4.25%, due 8/15/54	2,995,000	2,882,219
		8,601,110
United States Treasury Notes 11.4%
U.S. Treasury Notes
3.875%, due 8/15/34	7,885,000	7,628,738
4.125%, due 10/31/26	1,355,000	1,354,047
4.125%, due 10/31/29	5,890,000	5,883,558
4.125%, due 10/31/31	26,090,000	25,939,167
		40,805,510
Total U.S. Government & Federal Agencies (Cost $81,810,194)		80,831,303
Total Long-Term Bonds (Cost $360,700,787)		350,202,168

	Shares	Value

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	$ 6
Total Common Stocks (Cost $0)		6
Short-Term Investments 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.648% (l)	2,532,111	2,532,111
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.855% (l)(m)	6,030	6,030
Total Short-Term Investments (Cost $2,538,141)		2,538,141
Total Investments (Cost $363,238,928)	98.4%	352,740,315
Other Assets, Less Liabilities	1.6	5,862,902
Net Assets	100.0%	$ 358,603,217

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2024.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
(h)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $912,600, which represented 0.3% of the Fund’s net assets. (Unaudited)
(i)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(j)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $5,881. The Fund received cash collateral with a value of $6,030. (See Note 2(K))
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(l)	Current yield as of October 31, 2024.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,806	$ 200,569	$ (201,843)	$ —	$ —	$ 2,532	$ 242	$ —	2,532
Foreign Currency Forward Contracts
As of October 31, 2024, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,984,437	GBP	6,846,000	JPMorgan Chase Bank N.A.	11/1/24	$ 156,862
USD	8,807,832	GBP	6,781,000	JPMorgan Chase Bank N.A.	2/3/25	66,683
Total Unrealized Appreciation						$ 223,545

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	271	December 2024	$ 29,587,414	$ 29,060,516	$ (526,898)
U.S. Treasury 10 Year Ultra Bonds	39	December 2024	4,436,949	4,436,250	(699)
U.S. Treasury Long Bonds	118	December 2024	14,741,497	13,920,312	(821,185)
U.S. Treasury Ultra Bonds	134	December 2024	17,940,290	16,833,750	(1,106,540)
Total Long Contracts					(2,455,322)
Short Contracts
Canada 5 Year Bonds	(104)	December 2024	(8,578,472)	(8,498,668)	79,804
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Total Return Bond Fund

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro-Bobl	(67)	December 2024	$ (8,739,630)	$ (8,610,683)	$ 128,947
U.S. Treasury 2 Year Notes	(74)	December 2024	(15,279,247)	(15,239,953)	39,294
U.S. Treasury 10 Year Notes	(34)	December 2024	(3,757,454)	(3,755,938)	1,516
Total Short Contracts					249,561
Net Unrealized Depreciation					$ (2,205,761)

1.	As of October 31, 2024, cash in the amount of $1,807,572 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 34,635,292	$ —	$ 34,635,292
Corporate Bonds	—	104,817,785	—	104,817,785
Foreign Government Bonds	—	12,729,324	—	12,729,324
Loan Assignments	—	572,097	—	572,097
Mortgage-Backed Securities	—	116,616,367	—	116,616,367
U.S. Government & Federal Agencies	—	80,831,303	—	80,831,303
Total Long-Term Bonds	—	350,202,168	—	350,202,168
Common Stocks	6	—	—	6
Short-Term Investments
Affiliated Investment Company	2,532,111	—	—	2,532,111
Unaffiliated Investment Company	6,030	—	—	6,030
Total Short-Term Investments	2,538,141	—	—	2,538,141
Total Investments in Securities	2,538,147	350,202,168	—	352,740,315
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	223,545	—	223,545
Futures Contracts	249,561	—	—	249,561
Total Other Financial Instruments	249,561	223,545	—	473,106
Total Investments in Securities and Other Financial Instruments	$ 2,787,708	$ 350,425,713	$ —	$ 353,213,421
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,455,322)	$ —	$ —	$ (2,455,322)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Total Return Bond Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $360,706,817) including securities on loan of $5,881	$350,208,204
Investment in affiliated investment companies, at value (identified cost $2,532,111)	2,532,111
Cash	423
Cash denominated in foreign currencies (identified cost $1,470)	1,461
Cash collateral on deposit at broker for futures contracts	1,807,572
Receivables:
Fund shares sold	4,575,489
Interest	2,241,393
Securities lending	8,158
Unrealized appreciation on foreign currency forward contracts	223,545
Other assets	35,198
Total assets	361,633,554
Liabilities
Cash collateral received for securities on loan	6,030
Payables:
Investment securities purchased	2,516,444
Fund shares redeemed	205,166
Manager (See Note 3)	101,979
Variation margin on futures contracts	100,248
Transfer agent (See Note 3)	34,099
Custodian	18,727
NYLIFE Distributors (See Note 3)	13,761
Professional fees	13,554
Shareholder communication	6,292
Accrued expenses	233
Distributions payable	13,804
Total liabilities	3,030,337
Net assets	$358,603,217
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$39,218
Additional paid-in-capital	434,756,777
434,795,995
Total distributable earnings (loss)	(76,192,778)
Net assets	$358,603,217
Class A
Net assets applicable to outstanding shares	$49,646,022
Shares of beneficial interest outstanding	5,430,171
Net asset value per share outstanding	$9.14
Maximum sales charge (4.50% of offering price)	0.43
Maximum offering price per share outstanding	$9.57
Investor Class
Net assets applicable to outstanding shares	$4,233,796
Shares of beneficial interest outstanding	460,139
Net asset value per share outstanding	$9.20
Maximum sales charge (4.00% of offering price)	0.38
Maximum offering price per share outstanding	$9.58
Class C
Net assets applicable to outstanding shares	$2,547,781
Shares of beneficial interest outstanding	277,720
Net asset value and offering price per share outstanding	$9.17
Class I
Net assets applicable to outstanding shares	$112,327,166
Shares of beneficial interest outstanding	12,280,333
Net asset value and offering price per share outstanding	$9.15
Class R6
Net assets applicable to outstanding shares	$189,817,692
Shares of beneficial interest outstanding	20,766,306
Net asset value and offering price per share outstanding	$9.14
SIMPLE Class
Net assets applicable to outstanding shares	$30,760
Shares of beneficial interest outstanding	3,344
Net asset value and offering price per share outstanding	$9.20

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$18,986,027
Dividends-affiliated	242,469
Securities lending, net	24,368
Total income	19,252,864
Expenses
Manager (See Note 3)	1,537,603
Transfer agent (See Note 3)	226,316
Distribution/Service—Class A (See Note 3)	122,903
Distribution/Service—Investor Class (See Note 3)	10,898
Distribution/Service—Class B (See Note 3)(a)	1,278
Distribution/Service—Class C (See Note 3)	30,351
Distribution/Service—Class R2 (See Note 3)(b)	23
Distribution/Service—Class R3 (See Note 3)(b)	807
Distribution/Service—SIMPLE Class (See Note 3)	130
Registration	118,799
Professional fees	94,253
Custodian	55,621
Trustees	7,768
Shareholder communication	1,619
Shareholder service (See Note 3)	179
Miscellaneous	7,740
Total expenses before waiver/reimbursement	2,216,288
Expense waiver/reimbursement from Manager (See Note 3)	(405,586)
Net expenses	1,810,702
Net investment income (loss)	17,442,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(6,668,540)
Futures transactions	2,504,972
Foreign currency transactions	580
Net realized gain (loss)	(4,162,988)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	33,306,158
Futures contracts	2,044,996
Foreign currency forward contracts	223,545
Translation of other assets and liabilities in foreign currencies	(71,814)
Net change in unrealized appreciation (depreciation)	35,502,885
Net realized and unrealized gain (loss)	31,339,897
Net increase (decrease) in net assets resulting from operations	$48,782,059

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Total Return Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,442,162	$18,224,540
Net realized gain (loss)	(4,162,988)	(34,402,731)
Net change in unrealized appreciation (depreciation)	35,502,885	26,950,519
Net increase (decrease) in net assets resulting from operations	48,782,059	10,772,328
Distributions to shareholders:
Class A	(2,361,454)	(2,153,236)
Investor Class	(195,907)	(172,568)
Class B(a)	(4,152)	(15,184)
Class C	(113,348)	(121,103)
Class I	(3,895,523)	(3,929,623)
Class R1(b)	(326)	(1,072)
Class R2(b)	(350)	(1,140)
Class R3(b)	(5,833)	(18,820)
Class R6	(10,868,085)	(11,688,445)
SIMPLE Class	(1,230)	(814)
Total distributions to shareholders	(17,446,208)	(18,102,005)
Capital share transactions:
Net proceeds from sales of shares	87,213,090	49,031,695
Net asset value of shares issued to shareholders in reinvestment of distributions	17,263,781	17,923,251
Cost of shares redeemed	(137,616,195)	(130,355,676)
Increase (decrease) in net assets derived from capital share transactions	(33,139,324)	(63,400,730)
Net increase (decrease) in net assets	(1,803,473)	(70,730,407)
Net Assets
Beginning of year	360,406,690	431,137,097
End of year	$358,603,217	$360,406,690

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.35	$8.57	$11.18	$11.35	$10.91
Net investment income (loss)	0.43(a)	0.36(a)	0.29(a)	0.24(a)	0.24
Net realized and unrealized gain (loss)	0.80	(0.22)	(2.26)	(0.03)	0.47
Total from investment operations	1.23	0.14	(1.97)	0.21	0.71
Less distributions:
From net investment income	(0.44)	(0.36)	(0.31)	(0.25)	(0.27)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.44)	(0.36)	(0.64)	(0.38)	(0.27)
Net asset value at end of year	$9.14	$8.35	$8.57	$11.18	$11.35
Total investment return (b)	14.84%	1.50%	(18.43)%	1.86%	6.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.79%	4.06%	2.89%	2.14%	2.30%
Net expenses (c)	0.85%	0.83%	0.78%	0.83%	0.85%
Expenses (before waiver/reimbursement) (c)	0.94%	0.91%	0.83%	0.83%	0.85%
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000’s)	$49,646	$46,426	$54,484	$87,764	$92,997

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.40	$8.62	$11.24	$11.42	$10.97
Net investment income (loss)	0.41(a)	0.34(a)	0.26(a)	0.22(a)	0.24
Net realized and unrealized gain (loss)	0.80	(0.22)	(2.27)	(0.04)	0.46
Total from investment operations	1.21	0.12	(2.01)	0.18	0.70
Less distributions:
From net investment income	(0.41)	(0.34)	(0.28)	(0.23)	(0.25)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.41)	(0.34)	(0.61)	(0.36)	(0.25)
Net asset value at end of year	$9.20	$8.40	$8.62	$11.24	$11.42
Total investment return (b)	14.58%	1.20%	(18.65)%	1.54%	6.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.51%	3.77%	2.65%	1.93%	2.11%
Net expenses (c)	1.12%	1.12%	1.04%	1.04%	1.05%
Expenses (before waiver/reimbursement) (c)	1.21%	1.18%	1.09%	1.04%	1.05%
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000's)	$4,234	$4,109	$4,663	$6,894	$7,558

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.38	$8.59	$11.21	$11.38	$10.93
Net investment income (loss)	0.34(a)	0.27(a)	0.18(a)	0.13(a)	0.14
Net realized and unrealized gain (loss)	0.79	(0.21)	(2.27)	(0.03)	0.47
Total from investment operations	1.13	0.06	(2.09)	0.10	0.61
Less distributions:
From net investment income	(0.34)	(0.27)	(0.20)	(0.14)	(0.16)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.34)	(0.27)	(0.53)	(0.27)	(0.16)
Net asset value at end of year	$9.17	$8.38	$8.59	$11.21	$11.38
Total investment return (b)	13.63%	0.56%	(19.32)%	0.85%	5.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.76%	3.01%	1.83%	1.17%	1.35%
Net expenses (c)	1.87%	1.87%	1.79%	1.79%	1.80%
Expenses (before waiver/reimbursement) (c)	1.95%	1.93%	1.84%	1.79%	1.80%
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000’s)	$2,548	$3,348	$4,480	$10,449	$18,434

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.35	$8.57	$11.18	$11.36	$10.91
Net investment income (loss)	0.47(a)	0.39(a)	0.30(a)	0.27(a)	0.29
Net realized and unrealized gain (loss)	0.80	(0.21)	(2.25)	(0.04)	0.45
Total from investment operations	1.27	0.18	(1.95)	0.23	0.74
Less distributions:
From net investment income	(0.47)	(0.40)	(0.33)	(0.28)	(0.29)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.47)	(0.40)	(0.66)	(0.41)	(0.29)
Net asset value at end of year	$9.15	$8.35	$8.57	$11.18	$11.36
Total investment return (b)	15.43%	1.88%	(18.30)%	2.11%	6.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.19%	4.43%	3.01%	2.39%	2.56%
Net expenses (c)	0.45%	0.45%	0.53%	0.58%	0.60%
Expenses (before waiver/reimbursement) (c)	0.69%	0.65%	0.58%	0.58%	0.60%
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000’s)	$112,327	$61,667	$94,122	$720,466	$686,829

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.35	$8.57	$11.18	$11.35	$10.91
Net investment income (loss)	0.47(a)	0.39(a)	0.31(a)	0.27(a)	0.28
Net realized and unrealized gain (loss)	0.79	(0.21)	(2.26)	(0.02)	0.46
Total from investment operations	1.26	0.18	(1.95)	0.25	0.74
Less distributions:
From net investment income	(0.47)	(0.40)	(0.33)	(0.29)	(0.30)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.47)	(0.40)	(0.66)	(0.42)	(0.30)
Net asset value at end of year	$9.14	$8.35	$8.57	$11.18	$11.35
Total investment return (b)	15.31%	1.89%	(18.20)%	2.16%	6.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.18%	4.44%	3.13%	2.43%	2.61%
Net expenses (c)	0.45%	0.45%	0.50%	0.53%	0.53%
Expenses (before waiver/reimbursement) (c)	0.54%	0.53%	0.54%	0.53%	0.53%
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000’s)	$189,818	$243,909	$272,227	$542,147	$716,703

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.40	$8.62	$11.24	$11.41	$11.52*
Net investment income (loss)	0.43(a)	0.34	0.24(a)	0.19(a)	0.03
Net realized and unrealized gain (loss)	0.80	(0.22)	(2.28)	(0.03)	(0.11)
Total from investment operations	1.23	0.12	(2.04)	0.16	(0.08)
Less distributions:
From net investment income	(0.43)	(0.34)	(0.25)	(0.20)	(0.03)
From net realized gain on investments	—	—	(0.33)	(0.13)	—
Return of capital	—	—	(0.00)‡	—	—
Total distributions	(0.43)	(0.34)	(0.58)	(0.33)	(0.03)
Net asset value at end of year	$9.20	$8.40	$8.62	$11.24	$11.41
Total investment return (b)	14.75%	1.21%	(18.85)%	1.39%	(0.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.67%	3.79%	2.43%	1.69%	1.80%††
Net expenses (c)	0.97%	1.10%	1.28%	1.29%	1.26%††
Expenses (before waiver/reimbursement) (c)	1.06%	1.18%	1.33%	1.29%	1.26%††
Portfolio turnover rate	101%	119%	98%(d)	111%(d)	123%
Net assets at end of year (in 000’s)	$31	$21	$20	$25	$25

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 96% and 108% for the years ended October 31, 2022 and 2021 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	January 2, 2004
Class I	January 2, 1991
Class R6	December 29, 2014
SIMPLE Class	August 31, 2020
Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange")(usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is

26	NYLI MacKay Total Return Bond Fund

reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each
27

Notes to Financial Statements (continued)
security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state

28	NYLI MacKay Total Return Bond Fund

and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its
29

Notes to Financial Statements (continued)
holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Fund faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Fund. Leverage risk is the risk that a foreign currency forward contract can magnify the Fund's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Fund's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.

30	NYLI MacKay Total Return Bond Fund

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(N) Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
31

Notes to Financial Statements (continued)
(O) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(P) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. These derivatives are not accounted for as hedging instruments.
The Fund entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$249,561	$249,561
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	223,545	—	223,545
Total Fair Value	$223,545	$249,561	$473,106

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(2,455,322)	$(2,455,322)
Total Fair Value	$(2,455,322)	$(2,455,322)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$2,504,972	$2,504,972
Total Net Realized Gain (Loss)	$2,504,972	$2,504,972

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$2,044,996	$2,044,996
Forward Contracts	223,545	—	223,545
Total Net Change in Unrealized Appreciation (Depreciation)	$223,545	$2,044,996	$2,268,541

Average Notional Amount	Total
Futures Contracts Long	$66,033,318
Futures Contracts Short (a)	$(15,110,255)
Forward Contracts Short (b)	$(17,792,269)

(a)	Positions were open for ten months during the reporting period.
(b)	Position was open for one month during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary

32	NYLI MacKay Total Return Bond Fund

of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.44% from $1 billion to $3 billion; and 0.43% in excess of $3 billion. During the year ended October 31, 2024, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: 0.88% for Class A shares and 0.45% for Class I shares. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares, Class C shares and SIMPLE Class shares. New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,537,603 and waived fees and/or reimbursed expenses in the amount of $405,586 and paid the Subadvisor fees in the amount of $565,997.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$8
Class R2*	9
Class R3*	162

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
33

Notes to Financial Statements (continued)
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $10,242 and $354, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $185 and $95, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$74,678	$—
Investor Class	18,371	—
Class B*	459	—
Class C	12,743	—
Class I	111,297	—
Class R1*	14	—
Class R2*	16	—
Class R3*	274	—
Class R6	8,458	—
SIMPLE Class	6	—

*	Effective at the close of business on February 20, 2024, all outstanding Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and effective February 23, 2024, Class R1, R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$530,177	0.5%
Class R6	30,641	0.0‡
SIMPLE Class	23,640	76.9

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$363,179,962	$4,834,922	$(15,293,048)	$(10,458,126)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$188,672	$(65,837,619)	$(13,804)	$(10,530,027)	$(76,192,778)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of forwards and mark to market of futures.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $65,837,541, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,043	$42,795

34	NYLI MacKay Total Return Bond Fund

During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$17,446,208	$18,102,005
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of U.S. government securities were $147,555 and $99,879, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $189,379 and $266,627, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	865,800	$7,858,217
Shares issued to shareholders in reinvestment of distributions	241,832	2,189,294
Shares redeemed	(1,330,289)	(12,008,018)
Net increase (decrease) in shares outstanding before conversion	(222,657)	(1,960,507)
Shares converted into Class A (See Note 1)	92,174	836,443
Net increase (decrease)	(130,483)	$(1,124,064)
Year ended October 31, 2023:
Shares sold	1,336,524	$12,009,159
Shares issued to shareholders in reinvestment of distributions	225,233	1,995,767
Shares redeemed	(2,404,821)	(21,340,980)
Net increase (decrease) in shares outstanding before conversion	(843,064)	(7,336,054)
Shares converted into Class A (See Note 1)	45,479	403,871
Shares converted from Class A (See Note 1)	(790)	(6,740)
Net increase (decrease)	(798,375)	$(6,938,923)

35

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	22,670	$206,634
Shares issued to shareholders in reinvestment of distributions	21,378	194,688
Shares redeemed	(65,052)	(593,811)
Net increase (decrease) in shares outstanding before conversion	(21,004)	(192,489)
Shares converted into Investor Class (See Note 1)	23,605	213,829
Shares converted from Investor Class (See Note 1)	(31,597)	(291,965)
Net increase (decrease)	(28,996)	$(270,625)
Year ended October 31, 2023:
Shares sold	21,347	$190,107
Shares issued to shareholders in reinvestment of distributions	19,166	170,877
Shares redeemed	(86,094)	(765,645)
Net increase (decrease) in shares outstanding before conversion	(45,581)	(404,661)
Shares converted into Investor Class (See Note 1)	22,716	202,510
Shares converted from Investor Class (See Note 1)	(28,987)	(258,759)
Net increase (decrease)	(51,852)	$(460,910)

Class B	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2	$41
Shares issued to shareholders in reinvestment of distributions	448	4,023
Shares redeemed	(3,384)	(30,620)
Net increase (decrease) in shares outstanding before conversion	(2,934)	(26,556)
Shares converted from Class B (See Note 1)	(46,840)	(419,864)
Net increase (decrease)	(49,774)	$(446,420)
Year ended October 31, 2023:
Shares sold	9	$91
Shares issued to shareholders in reinvestment of distributions	1,659	14,733
Shares redeemed	(12,098)	(107,511)
Net increase (decrease) in shares outstanding before conversion	(10,430)	(92,687)
Shares converted from Class B (See Note 1)	(10,455)	(92,850)
Net increase (decrease)	(20,885)	$(185,537)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	75,051	$689,984
Shares issued to shareholders in reinvestment of distributions	12,416	112,557
Shares redeemed	(175,339)	(1,593,885)
Net increase (decrease) in shares outstanding before conversion	(87,872)	(791,344)
Shares converted from Class C (See Note 1)	(34,163)	(311,770)
Net increase (decrease)	(122,035)	$(1,103,114)
Year ended October 31, 2023:
Shares sold	28,064	$251,509
Shares issued to shareholders in reinvestment of distributions	13,540	120,424
Shares redeemed	(135,149)	(1,207,734)
Net increase (decrease) in shares outstanding before conversion	(93,545)	(835,801)
Shares converted from Class C (See Note 1)	(27,977)	(249,422)
Net increase (decrease)	(121,522)	$(1,085,223)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	7,072,262	$65,413,990
Shares issued to shareholders in reinvestment of distributions	428,444	3,891,625
Shares redeemed	(2,603,179)	(23,675,506)
Net increase (decrease)	4,897,527	$45,630,109
Year ended October 31, 2023:
Shares sold	1,328,814	$11,845,018
Shares issued to shareholders in reinvestment of distributions	441,739	3,925,913
Shares redeemed	(5,368,675)	(47,194,900)
Net increase (decrease) in shares outstanding before conversion	(3,598,122)	(31,423,969)
Shares converted into Class I (See Note 1)	158	1,390
Net increase (decrease)	(3,597,964)	$(31,422,579)

Class R1	Shares	Amount
Year ended October 31, 2024: (b)
Shares issued to shareholders in reinvestment of distributions	36	$326
Shares redeemed	(2,956)	(26,572)
Net increase (decrease)	(2,920)	$(26,246)
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	121	$1,072
Net increase (decrease)	121	$1,072

36	NYLI MacKay Total Return Bond Fund

Class R2	Shares	Amount
Year ended October 31, 2024: (b)
Shares issued to shareholders in reinvestment of distributions	39	$350
Shares redeemed	(3,338)	(30,001)
Net increase (decrease)	(3,299)	$(29,651)
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	128	$1,140
Net increase (decrease)	128	$1,140

Class R3	Shares	Amount
Year ended October 31, 2024: (b)
Shares sold	4,048	$35,849
Shares issued to shareholders in reinvestment of distributions	179	1,603
Shares redeemed	(56,164)	(504,570)
Net increase (decrease) in shares outstanding before conversion	(51,937)	(467,118)
Shares converted from Class R3 (See Note 1)	(2,970)	(26,673)
Net increase (decrease)	(54,907)	$(493,791)
Year ended October 31, 2023:
Shares sold	6,133	$53,842
Shares issued to shareholders in reinvestment of distributions	460	4,066
Shares redeemed	(8,063)	(71,558)
Net increase (decrease)	(1,470)	$(13,650)

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,435,492	$13,001,524
Shares issued to shareholders in reinvestment of distributions	1,202,427	10,868,085
Shares redeemed	(11,093,325)	(99,153,212)
Net increase (decrease)	(8,455,406)	$(75,283,603)
Year ended October 31, 2023:
Shares sold	2,791,732	$24,681,969
Shares issued to shareholders in reinvestment of distributions	1,319,851	11,688,445
Shares redeemed	(6,668,713)	(59,667,348)
Net increase (decrease)	(2,557,130)	$(23,296,934)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	747	$6,851
Shares issued to shareholders in reinvestment of distributions	135	1,230
Net increase (decrease)	882	$8,081
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	92	$814
Net increase (decrease)	92	$814

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 20, 2024.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Total Return Bond Fund (formerly MainStay MacKay Total Return Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
38	NYLI MacKay Total Return Bond Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
40

NYLI Epoch Global Equity Yield Fund
(formerly known as MainStay Epoch Global Equity Yield Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.2%
Austria 0.7%
BAWAG Group AG (Banks) (a)	68,250	$ 5,270,965
Canada 5.2%
BCE, Inc. (Diversified Telecommunication Services) (b)	136,913	4,414,138
Manulife Financial Corp. (Insurance)	315,005	9,201,173
Nutrien Ltd. (Chemicals)	111,299	5,306,736
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	124,407	8,652,507
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	108,574	3,943,396
Royal Bank of Canada (Banks)	36,285	4,388,287
TELUS Corp. (Diversified Telecommunication Services)	254,538	4,023,687
		39,929,924
France 5.0%
AXA SA (Insurance)	155,918	5,854,585
Cie Generale des Etablissements Michelin SCA (Automobile Components)	111,439	3,763,812
Orange SA (Diversified Telecommunication Services)	515,276	5,658,161
Sanofi SA (Pharmaceuticals)	87,663	9,259,966
TotalEnergies SE (Oil, Gas & Consumable Fuels)	150,426	9,392,126
Vinci SA (Construction & Engineering)	38,945	4,350,621
		38,279,271
Germany 4.2%
Allianz SE (Registered) (Insurance)	15,362	4,835,879
Deutsche Post AG (Air Freight & Logistics)	144,695	5,812,486
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	368,110	11,139,452
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	9,460	4,838,412
Siemens AG (Registered) (Industrial Conglomerates)	29,563	5,736,836
		32,363,065
Hong Kong 0.6%
AIA Group Ltd. (Insurance)	569,600	4,502,376
Italy 0.6%
Snam SpA (Gas Utilities)	928,033	4,459,829
	Shares	Value

Japan 1.1%
Astellas Pharma, Inc. (Pharmaceuticals)	385,900	$ 4,560,244
Toyota Motor Corp. (Automobiles)	236,200	4,170,110
		8,730,354
Republic of Korea 1.5%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	6,339	6,713,001
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	111,785	4,592,905
		11,305,906
Switzerland 1.3%
Novartis AG (Registered) (Pharmaceuticals)	91,253	9,912,028
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	72,558	13,825,201
United Kingdom 7.1%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	110,673	7,874,384
BAE Systems plc (Aerospace & Defense)	416,501	6,713,215
British American Tobacco plc (Tobacco)	122,211	4,246,915
Coca-Cola Europacific Partners plc (Beverages)	159,086	12,090,536
Imperial Brands plc (Tobacco)	232,336	7,001,317
Lloyds Banking Group plc (Banks)	5,330,629	3,670,491
Schroders plc (Capital Markets)	927,019	4,111,986
Segro plc (Industrial REITs)	407,018	4,120,960
Unilever plc (Personal Care Products)	72,208	4,404,037
		54,233,841
United States 70.1%
AbbVie, Inc. (Biotechnology)	67,613	13,784,262
American Electric Power Co., Inc. (Electric Utilities)	65,825	6,500,219
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	61,874	13,804,708
Apple, Inc. (Technology Hardware, Storage & Peripherals)	48,272	10,905,128
AT&T, Inc. (Diversified Telecommunication Services)	249,663	5,627,404
Bank of America Corp. (Banks)	207,546	8,679,574
Best Buy Co., Inc. (Specialty Retail)	51,898	4,693,136
BlackRock, Inc. (Capital Markets)	4,614	4,526,472

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)	93,336	$ 5,205,349
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	100,510	17,063,583
Chevron Corp. (Oil, Gas & Consumable Fuels)	27,647	4,114,427
Cisco Systems, Inc. (Communications Equipment)	209,750	11,488,008
Coca-Cola Co. (The) (Beverages)	90,855	5,933,740
Columbia Banking System, Inc. (Banks)	190,085	5,419,323
Cummins, Inc. (Machinery)	29,287	9,634,837
CVS Health Corp. (Health Care Providers & Services)	72,703	4,104,811
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	69,336	8,572,010
Dow, Inc. (Chemicals)	112,610	5,560,682
Duke Energy Corp. (Electric Utilities)	42,135	4,856,901
Eaton Corp. plc (Electrical Equipment)	17,356	5,754,902
Eli Lilly & Co. (Pharmaceuticals)	11,005	9,131,289
Emerson Electric Co. (Electrical Equipment)	56,600	6,128,082
Entergy Corp. (Electric Utilities)	36,786	5,693,737
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	168,178	4,819,981
Essential Utilities, Inc. (Water Utilities)	110,112	4,250,323
General Dynamics Corp. (Aerospace & Defense)	15,777	4,600,731
GSK plc (Pharmaceuticals)	207,066	3,717,992
Hasbro, Inc. (Leisure Products)	89,788	5,892,786
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	501,549	9,775,190
Home Depot, Inc. (The) (Specialty Retail)	16,754	6,596,888
Honeywell International, Inc. (Industrial Conglomerates)	21,014	4,322,160
International Business Machines Corp. (IT Services)	75,616	15,631,340
Iron Mountain, Inc. (Specialized REITs)	104,923	12,982,123
Johnson & Johnson (Pharmaceuticals)	29,313	4,685,976
JPMorgan Chase & Co. (Banks)	33,391	7,410,131
KLA Corp. (Semiconductors & Semiconductor Equipment)	11,754	7,830,867
Lazard, Inc. (Capital Markets)	120,702	6,395,999
Linde plc (Chemicals)	13,988	6,380,626
Lockheed Martin Corp. (Aerospace & Defense)	12,210	6,667,271
	Shares	Value

United States (continued)
LyondellBasell Industries NV, Class A (Chemicals)	66,137	$ 5,743,998
McDonald's Corp. (Hotels, Restaurants & Leisure)	19,613	5,729,153
Medtronic plc (Health Care Equipment & Supplies)	80,815	7,212,739
Merck & Co., Inc. (Pharmaceuticals)	58,465	5,982,139
Meta Platforms, Inc., Class A (Interactive Media & Services)	10,602	6,017,483
MetLife, Inc. (Insurance)	124,567	9,768,544
Microsoft Corp. (Software)	39,647	16,110,558
Mondelez International, Inc., Class A (Food Products)	87,493	5,991,521
MPLX LP (Oil, Gas & Consumable Fuels)	167,743	7,451,144
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	81,850	6,471,880
Nestle SA (Registered) (Food Products)	42,151	3,982,026
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	65,172	7,514,983
NextEra Energy, Inc. (Electric Utilities)	123,269	9,769,068
NiSource, Inc. (Multi-Utilities)	199,501	7,014,455
Omnicom Group, Inc. (Media)	57,931	5,851,031
Paychex, Inc. (Professional Services)	31,609	4,404,082
PepsiCo, Inc. (Beverages)	26,081	4,331,532
Pfizer, Inc. (Pharmaceuticals)	174,670	4,943,161
Philip Morris International, Inc. (Tobacco)	84,791	11,251,766
Pinnacle West Capital Corp. (Electric Utilities)	50,828	4,463,207
PNC Financial Services Group, Inc. (The) (Banks)	30,281	5,701,004
Realty Income Corp. (Retail REITs)	83,136	4,935,784
Regions Financial Corp. (Banks)	194,283	4,637,535
Roche Holding AG (Pharmaceuticals)	15,473	4,800,205
RTX Corp. (Aerospace & Defense)	56,266	6,807,623
Salesforce, Inc. (Software)	28,882	8,415,348
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	48,892	9,932,899
Travelers Cos., Inc. (The) (Insurance)	18,069	4,443,890
Truist Financial Corp. (Banks)	106,480	4,583,964
U.S. Bancorp (Banks)	108,149	5,224,678
United Parcel Service, Inc., Class B (Air Freight & Logistics)	44,308	5,939,931
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,294	4,681,963
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	25,158	4,168,429
Verizon Communications, Inc. (Diversified Telecommunication Services)	96,376	4,060,321

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch Global Equity Yield Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
VICI Properties, Inc. (Specialized REITs)	227,561	$ 7,227,337
Walmart, Inc. (Consumer Staples Distribution & Retail)	128,263	10,511,153
WEC Energy Group, Inc. (Multi-Utilities)	51,056	4,877,380
Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	115,287	6,037,580
		536,134,462
Total Common Stocks (Cost $509,247,249)		758,947,222
Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
United States 0.4%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	2,875,992	2,875,992
Total Short-Term Investment (Cost $2,875,992)		2,875,992
Total Investments (Cost $512,123,241)	99.6%	761,823,214
Other Assets, Less Liabilities	0.4	3,196,430
Net Assets	100.0%	$ 765,019,644

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $4,414,105. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,855,690. (See Note 2(I))
(c)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 3,960	$ 148,852	$ (149,936)	$ —	$ —	$ 2,876	$ 378	$ —	2,876

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 758,947,222	$ —	$ —	$ 758,947,222
Short-Term Investment
Affiliated Investment Company	2,875,992	—	—	2,875,992
Total Investments in Securities	$ 761,823,214	$ —	$ —	$ 761,823,214

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch Global Equity Yield Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$24,788,840	3.2%
Air Freight & Logistics	11,752,417	1.5
Automobile Components	3,763,812	0.5
Automobiles	4,170,110	0.5
Banks	54,985,952	7.2
Beverages	22,355,808	2.9
Biotechnology	13,784,262	1.8
Capital Markets	15,034,457	2.0
Chemicals	22,992,042	3.0
Communications Equipment	11,488,008	1.5
Construction & Engineering	4,350,621	0.6
Consumer Staples Distribution & Retail	10,511,153	1.4
Diversified Telecommunication Services	34,923,163	4.6
Electric Utilities	31,283,132	4.1
Electrical Equipment	11,882,984	1.5
Food Products	9,973,547	1.3
Gas Utilities	4,459,829	0.6
Health Care Equipment & Supplies	7,212,739	0.9
Health Care Providers & Services	8,786,774	1.1
Hotels, Restaurants & Leisure	18,550,089	2.4
Industrial Conglomerates	10,058,996	1.3
Industrial REITs	4,120,960	0.5
Insurance	43,444,859	5.7
Interactive Media & Services	6,017,483	0.8
IT Services	15,631,340	2.0
Leisure Products	5,892,786	0.8
Machinery	9,634,837	1.3
Media	5,851,031	0.8
Multi-Utilities	11,891,835	1.6
Oil, Gas & Consumable Fuels	31,815,258	4.2
Personal Care Products	4,404,037	0.6
Pharmaceuticals	70,072,733	9.2
Professional Services	4,404,082	0.6
Retail REITs	4,935,784	0.6
Semiconductors & Semiconductor Equipment	62,457,258	8.2
Software	24,525,906	3.2
Specialized REITs	20,209,460	2.6
Specialty Retail	11,290,024	1.5
Technology Hardware, Storage & Peripherals	43,480,312	5.7
Tobacco	22,499,998	2.9
Trading Companies & Distributors	6,471,880	0.8
Water Utilities	4,250,323	0.6
Wireless Telecommunication Services	8,536,301	1.1
	758,947,222	99.2
	Value	Percent †^
Short-Term Investment	$2,875,992	0.4%
Other Assets, Less Liabilities	3,196,430	0.4
Net Assets	$765,019,644	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $509,247,249) including securities on loan of $4,414,105	$758,947,222
Investment in affiliated investment companies, at value (identified cost $2,875,992)	2,875,992
Cash	13,352
Cash denominated in foreign currencies (identified cost $892)	880
Receivables:
Dividends	3,751,957
Fund shares sold	584,175
Securities lending	894
Other assets	67,219
Total assets	766,241,691
Liabilities
Payables:
Fund shares redeemed	489,848
Manager (See Note 3)	468,669
Transfer agent (See Note 3)	174,753
NYLIFE Distributors (See Note 3)	37,046
Shareholder communication	16,510
Custodian	15,697
Professional fees	8,642
Accrued expenses	10,882
Total liabilities	1,222,047
Net assets	$765,019,644
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,891
Additional paid-in-capital	494,400,040
494,431,931
Total distributable earnings (loss)	270,587,713
Net assets	$765,019,644
Class A
Net assets applicable to outstanding shares	$135,337,987
Shares of beneficial interest outstanding	5,629,512
Net asset value per share outstanding	$24.04
Maximum sales charge (5.50% of offering price)	1.40
Maximum offering price per share outstanding	$25.44
Investor Class
Net assets applicable to outstanding shares	$8,075,175
Shares of beneficial interest outstanding	336,663
Net asset value per share outstanding	$23.99
Maximum sales charge (5.00% of offering price)	1.26
Maximum offering price per share outstanding	$25.25
Class C
Net assets applicable to outstanding shares	$6,803,332
Shares of beneficial interest outstanding	284,127
Net asset value and offering price per share outstanding	$23.94
Class I
Net assets applicable to outstanding shares	$613,380,099
Shares of beneficial interest outstanding	25,580,346
Net asset value and offering price per share outstanding	$23.98
Class R6
Net assets applicable to outstanding shares	$1,423,051
Shares of beneficial interest outstanding	60,179
Net asset value and offering price per share outstanding	$23.65

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Global Equity Yield Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $34,517)	$25,398,045
Dividends-affiliated	377,607
Securities lending, net	98,030
Total income	25,873,682
Expenses
Manager (See Note 3)	5,324,044
Transfer agent (See Note 3)	1,055,660
Distribution/Service—Class A (See Note 3)	316,747
Distribution/Service—Investor Class (See Note 3)	20,799
Distribution/Service—Class C (See Note 3)	82,797
Distribution/Service—Class R2 (See Note 3)(a)	177
Distribution/Service—Class R3 (See Note 3)(a)	1,134
Professional fees	127,649
Registration	100,936
Custodian	59,215
Trustees	17,759
Shareholder communication	4,628
Shareholder service (See Note 3)	298
Miscellaneous	50,542
Total expenses before waiver/reimbursement	7,162,385
Expense waiver/reimbursement from Manager (See Note 3)	(346,238)
Net expenses	6,816,147
Net investment income (loss)	19,057,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	61,925,718
Foreign currency transactions	81,655
Net realized gain (loss)	62,007,373
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	125,555,155
Translation of other assets and liabilities in foreign currencies	39,804
Net change in unrealized appreciation (depreciation)	125,594,959
Net realized and unrealized gain (loss)	187,602,332
Net increase (decrease) in net assets resulting from operations	$206,659,867

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,057,535	$23,093,860
Net realized gain (loss)	62,007,373	27,037,611
Net change in unrealized appreciation (depreciation)	125,594,959	25,643,292
Net increase (decrease) in net assets resulting from operations	206,659,867	75,774,763
Distributions to shareholders:
Class A	(3,160,179)	(3,322,177)
Investor Class	(198,785)	(228,072)
Class C	(138,965)	(244,643)
Class I	(16,817,056)	(21,686,277)
Class R2(a)	(512)	(5,881)
Class R3(a)	(1,418)	(16,055)
Class R6	(33,443)	(168,086)
Total distributions to shareholders	(20,350,358)	(25,671,191)
Capital share transactions:
Net proceeds from sales of shares	63,885,294	110,349,315
Net asset value of shares issued to shareholders in reinvestment of distributions	17,152,826	22,237,098
Cost of shares redeemed	(206,187,346)	(540,645,216)
Increase (decrease) in net assets derived from capital share transactions	(125,149,226)	(408,058,803)
Net increase (decrease) in net assets	61,160,283	(357,955,231)
Net Assets
Beginning of year	703,859,361	1,061,814,592
End of year	$765,019,644	$703,859,361

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.75	$18.28	$20.18	$15.83	$18.75
Net investment income (loss) (a)	0.51	0.46	0.41	0.45	0.46
Net realized and unrealized gain (loss)	5.34	0.55	(1.87)	4.43	(2.59)
Total from investment operations	5.85	1.01	(1.46)	4.88	(2.13)
Less distributions:
From net investment income	(0.56)	(0.54)	(0.44)	(0.53)	(0.45)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions	(0.56)	(0.54)	(0.44)	(0.53)	(0.79)
Net asset value at end of year	$24.04	$18.75	$18.28	$20.18	$15.83
Total investment return (b)	31.42%	5.45%	(7.36)%	30.98%	(11.48)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.29%	2.36%	2.08%	2.32%	2.74%
Net expenses (c)	1.09%	1.09%(d)	1.09%	1.09%(e)	1.09%(e)
Expenses (before waiver/reimbursement) (c)	1.14%	1.16%(d)	1.16%	1.16%(e)	1.14%(e)
Portfolio turnover rate	18%	30%	50%	27%	40%
Net assets at end of year (in 000’s)	$135,338	$111,149	$120,648	$134,982	$103,166

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.71	$18.24	$20.14	$15.80	$18.72
Net investment income (loss) (a)	0.50	0.45	0.39	0.44	0.46
Net realized and unrealized gain (loss)	5.32	0.54	(1.86)	4.42	(2.59)
Total from investment operations	5.82	0.99	(1.47)	4.86	(2.13)
Less distributions:
From net investment income	(0.54)	(0.52)	(0.43)	(0.52)	(0.45)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions	(0.54)	(0.52)	(0.43)	(0.52)	(0.79)
Net asset value at end of year	$23.99	$18.71	$18.24	$20.14	$15.80
Total investment return (b)	31.32%	5.39%	(7.42)%	30.91%	(11.53)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.25%	2.28%	2.02%	2.29%	2.70%
Net expenses (c)	1.17%	1.18%(d)	1.15%	1.15%(e)	1.13%(e)
Expenses (before waiver/reimbursement) (c)	1.18%	1.19%(d)	1.16%	1.16%(e)	1.13%(e)
Portfolio turnover rate	18%	30%	50%	27%	40%
Net assets at end of year (in 000's)	$8,075	$7,788	$7,976	$9,081	$7,897

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.67	$18.19	$20.07	$15.73	$18.62
Net investment income (loss) (a)	0.35	0.32	0.26	0.30	0.34
Net realized and unrealized gain (loss)	5.30	0.53	(1.86)	4.40	(2.57)
Total from investment operations	5.65	0.85	(1.60)	4.70	(2.23)
Less distributions:
From net investment income	(0.38)	(0.37)	(0.28)	(0.36)	(0.32)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions	(0.38)	(0.37)	(0.28)	(0.36)	(0.66)
Net asset value at end of year	$23.94	$18.67	$18.19	$20.07	$15.73
Total investment return (b)	30.41%	4.67%	(8.07)%	30.00%	(12.14)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.61%	1.65%	1.34%	1.59%	2.00%
Net expenses (c)	1.84%	1.84%(d)	1.84%	1.84%(e)	1.84%(e)
Expenses (before waiver/reimbursement) (c)	1.93%	1.94%(d)	1.91%	1.91%(e)	1.88%(e)
Portfolio turnover rate	18%	30%	50%	27%	40%
Net assets at end of year (in 000’s)	$6,803	$9,215	$15,801	$27,874	$42,298

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.71	$18.23	$20.13	$15.79	$18.72
Net investment income (loss) (a)	0.57	0.51	0.45	0.50	0.50
Net realized and unrealized gain (loss)	5.31	0.55	(1.86)	4.42	(2.59)
Total from investment operations	5.88	1.06	(1.41)	4.92	(2.09)
Less distributions:
From net investment income	(0.61)	(0.58)	(0.49)	(0.58)	(0.50)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions	(0.61)	(0.58)	(0.49)	(0.58)	(0.84)
Net asset value at end of year	$23.98	$18.71	$18.23	$20.13	$15.79
Total investment return (b)	31.70%	5.73%	(7.08)%	31.32%	(11.31)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.57%	2.59%	2.33%	2.59%	2.98%
Net expenses (c)	0.84%	0.84%(d)	0.84%	0.84%(e)	0.84%(e)
Expenses (before waiver/reimbursement) (c)	0.89%	0.91%(d)	0.91%	0.91%(e)	0.89%(e)
Portfolio turnover rate	18%	30%	50%	27%	40%
Net assets at end of year (in 000’s)	$613,380	$573,786	$910,693	$1,003,575	$1,106,793

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.45	$18.00	$19.88	$15.60	$18.73
Net investment income (loss) (a)	0.56	0.55	0.44	0.54	0.54
Net realized and unrealized gain (loss)	5.27	0.51	(1.81)	4.34	(2.81)
Total from investment operations	5.83	1.06	(1.37)	4.88	(2.27)
Less distributions:
From net investment income	(0.63)	(0.61)	(0.51)	(0.60)	(0.52)
From net realized gain on investments	—	—	—	—	(0.34)
Total distributions	(0.63)	(0.61)	(0.51)	(0.60)	(0.86)
Net asset value at end of year	$23.65	$18.45	$18.00	$19.88	$15.60
Total investment return (b)	31.90%	5.82%	(7.02)%	31.45%	(12.32)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.57%	2.85%	2.33%	2.81%	3.18%
Net expenses (c)	0.74%	0.74%(d)	0.74%	0.74%(e)	0.74%(e)
Expenses (before waiver/reimbursement) (c)	0.75%	0.75%(d)	0.75%	0.75%(e)	0.76%(e)
Portfolio turnover rate	18%	30%	50%	27%	40%
Net assets at end of year (in 000’s)	$1,423	$995	$5,851	$769	$325

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 2, 2006
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 27, 2005
Class R6	June 17, 2013
Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of income. Capital appreciation is a secondary investment objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

14	NYLI Epoch Global Equity Yield Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
15

Notes to Financial Statements (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

16	NYLI Epoch Global Equity Yield Fund

(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
17

Notes to Financial Statements (continued)
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $5,324,044 and waived fees and/or reimbursed certain class specific expenses in the amount of $346,238 and paid the Subadvisor fees in the amount of $2,662,022.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.

18	NYLI Epoch Global Equity Yield Fund

During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$71
Class R3*	227

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $8,825 and $335, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $169 and $334, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$175,177	$—
Investor Class	15,113	—
Class C	15,128	—
Class I	849,870	—
Class R2*	81	—
Class R3*	245	—
Class R6	46	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than
$1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$544,237,799	$226,715,657	$(9,130,242)	$217,585,415
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,286,956	$51,887,423	$—	$217,413,334	$270,587,713
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale, and partnership adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(5,868,507)	$5,868,507
The reclassifications for the Fund are primarily due to partnership adjustments and utilizing tax equalization.
The Fund utilized $4,465,538 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$20,350,358	$25,671,191
19

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $134,058 and $260,360, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	434,460	$9,767,810
Shares issued to shareholders in reinvestment of distributions	117,185	2,630,582
Shares redeemed	(906,768)	(19,925,452)
Net increase (decrease) in shares outstanding before conversion	(355,123)	(7,527,060)
Shares converted into Class A (See Note 1)	67,623	1,504,523
Shares converted from Class A (See Note 1)	(9,566)	(205,530)
Net increase (decrease)	(297,066)	$(6,228,067)
Year ended October 31, 2023:
Shares sold	751,565	$14,677,121
Shares issued to shareholders in reinvestment of distributions	135,691	2,666,106
Shares redeemed	(1,536,885)	(30,173,346)
Net increase (decrease) in shares outstanding before conversion	(649,629)	(12,830,119)
Shares converted into Class A (See Note 1)	24,709	482,972
Shares converted from Class A (See Note 1)	(49,895)	(971,102)
Net increase (decrease)	(674,815)	$(13,318,249)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	68,577	$1,440,929
Shares issued to shareholders in reinvestment of distributions	8,827	197,277
Shares redeemed	(97,862)	(2,104,553)
Net increase (decrease) in shares outstanding before conversion	(20,458)	(466,347)
Shares converted into Investor Class (See Note 1)	2,954	65,327
Shares converted from Investor Class (See Note 1)	(62,027)	(1,372,475)
Net increase (decrease)	(79,531)	$(1,773,495)
Year ended October 31, 2023:
Shares sold	31,310	$606,554
Shares issued to shareholders in reinvestment of distributions	11,539	226,195
Shares redeemed	(56,797)	(1,110,126)
Net increase (decrease) in shares outstanding before conversion	(13,948)	(277,377)
Shares converted into Investor Class (See Note 1)	7,968	157,444
Shares converted from Investor Class (See Note 1)	(15,164)	(296,241)
Net increase (decrease)	(21,144)	$(416,174)

20	NYLI Epoch Global Equity Yield Fund

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	30,784	$700,987
Shares issued to shareholders in reinvestment of distributions	5,569	124,265
Shares redeemed	(239,110)	(5,264,833)
Net increase (decrease) in shares outstanding before conversion	(202,757)	(4,439,581)
Shares converted from Class C (See Note 1)	(6,630)	(148,697)
Net increase (decrease)	(209,387)	$(4,588,278)
Year ended October 31, 2023:
Shares sold	34,518	$670,163
Shares issued to shareholders in reinvestment of distributions	11,357	222,244
Shares redeemed	(405,654)	(7,904,116)
Net increase (decrease) in shares outstanding before conversion	(359,779)	(7,011,709)
Shares converted from Class C (See Note 1)	(15,575)	(305,574)
Net increase (decrease)	(375,354)	$(7,317,283)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,306,237	$51,350,727
Shares issued to shareholders in reinvestment of distributions	634,405	14,169,978
Shares redeemed	(8,042,567)	(177,337,795)
Net increase (decrease) in shares outstanding before conversion	(5,101,925)	(111,817,090)
Shares converted into Class I (See Note 1)	9,589	205,530
Shares converted from Class I (See Note 1)	(2,094)	(48,678)
Net increase (decrease)	(5,094,430)	$(111,660,238)
Year ended October 31, 2023:
Shares sold	4,785,433	$93,311,010
Shares issued to shareholders in reinvestment of distributions	967,417	18,937,586
Shares redeemed	(25,084,792)	(494,922,086)
Net increase (decrease) in shares outstanding before conversion	(19,331,942)	(382,673,490)
Shares converted into Class I (See Note 1)	51,300	996,452
Shares converted from Class I (See Note 1)	(3,327)	(63,951)
Net increase (decrease)	(19,283,969)	$(381,740,989)

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares issued to shareholders in reinvestment of distributions	25	$512
Shares redeemed	(10,976)	(236,761)
Net increase (decrease)	(10,951)	$(236,249)
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	299	$5,881
Shares redeemed	(896)	(17,100)
Net increase (decrease)	(597)	$(11,219)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2,575	$51,699
Shares issued to shareholders in reinvestment of distributions	67	1,367
Shares redeemed	(41,091)	(878,664)
Net increase (decrease)	(38,449)	$(825,598)
Year ended October 31, 2023:
Shares sold	10,400	$205,116
Shares issued to shareholders in reinvestment of distributions	790	15,494
Shares redeemed	(7,480)	(146,993)
Net increase (decrease)	3,710	$73,617

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	25,396	$573,142
Shares issued to shareholders in reinvestment of distributions	1,302	28,845
Shares redeemed	(20,420)	(439,288)
Net increase (decrease)	6,278	$162,699
Year ended October 31, 2023:
Shares sold	45,710	$879,351
Shares issued to shareholders in reinvestment of distributions	8,444	163,592
Shares redeemed	(325,406)	(6,371,449)
Net increase (decrease)	(271,252)	$(5,328,506)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch Global Equity Yield Fund (formerly MainStay Epoch Global Equity Yield Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
22	NYLI Epoch Global Equity Yield Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $20,350,358 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 66.57% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
24

NYLI Epoch U.S. Equity Yield Fund
(formerly known as MainStay Epoch U.S. Equity Yield Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 2.8%
General Dynamics Corp.	31,569	$ 9,205,836
Lockheed Martin Corp.	18,329	10,008,550
RTX Corp.	88,942	10,761,093
		29,975,479
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	78,801	10,564,062
Banks 9.8%
Bank of America Corp.	487,591	20,391,056
Columbia Banking System, Inc.	378,108	10,779,859
JPMorgan Chase & Co.	106,346	23,600,304
PNC Financial Services Group, Inc. (The)	54,898	10,335,646
Regions Financial Corp.	379,199	9,051,480
Truist Financial Corp.	195,994	8,437,542
U.S. Bancorp	327,679	15,830,173
Wells Fargo & Co.	101,957	6,619,048
		105,045,108
Beverages 2.2%
Coca-Cola Co. (The)	111,521	7,283,437
Coca-Cola Europacific Partners plc	138,986	10,562,936
PepsiCo, Inc.	36,843	6,118,885
		23,965,258
Biotechnology 3.0%
AbbVie, Inc.	118,269	24,111,501
Amgen, Inc.	27,077	8,668,972
		32,780,473
Capital Markets 3.1%
BlackRock, Inc.	14,467	14,192,561
CME Group, Inc.	29,909	6,740,292
Lazard, Inc.	236,281	12,520,530
		33,453,383
Chemicals 3.7%
Dow, Inc.	192,889	9,524,859
Linde plc	20,030	9,136,684
LyondellBasell Industries NV, Class A	104,003	9,032,661
Nutrien Ltd.	136,555	6,510,942
PPG Industries, Inc.	46,922	5,842,258
		40,047,404
Commercial Services & Supplies 0.6%
Republic Services, Inc.	32,141	6,363,918
	Shares	Value

Communications Equipment 1.2%
Cisco Systems, Inc.	229,301	$ 12,558,816
Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	223,366	18,304,844
Diversified Telecommunication Services 2.2%
AT&T, Inc.	543,717	12,255,381
Verizon Communications, Inc.	258,507	10,890,900
		23,146,281
Electric Utilities 6.0%
Alliant Energy Corp.	117,713	7,062,780
American Electric Power Co., Inc.	136,724	13,501,495
Duke Energy Corp.	61,806	7,124,378
Entergy Corp.	82,499	12,769,195
NextEra Energy, Inc.	154,262	12,225,263
OGE Energy Corp.	147,039	5,880,090
Pinnacle West Capital Corp.	70,221	6,166,106
		64,729,307
Electrical Equipment 3.0%
Eaton Corp. plc	40,688	13,491,327
Emerson Electric Co.	119,253	12,911,523
Hubbell, Inc.	13,577	5,797,786
		32,200,636
Food Products 0.7%
Mondelez International, Inc., Class A	108,528	7,431,997
Health Care Equipment & Supplies 1.6%
Medtronic plc	196,034	17,496,034
Health Care Providers & Services 2.7%
CVS Health Corp.	192,352	10,860,194
UnitedHealth Group, Inc.	31,403	17,726,993
		28,587,187
Health Care REITs 0.7%
Welltower, Inc.	53,470	7,212,034
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	36,002	10,516,544
Vail Resorts, Inc.	43,593	7,222,924
		17,739,468
Household Products 1.6%
Colgate-Palmolive Co.	63,929	5,990,787

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Household Products (continued)
Procter & Gamble Co. (The)	66,284	$ 10,948,791
		16,939,578
Industrial Conglomerates 0.9%
Honeywell International, Inc.	49,386	10,157,712
Industrial REITs 0.6%
Prologis, Inc.	55,147	6,228,302
Insurance 4.5%
Marsh & McLennan Cos., Inc.	48,062	10,489,051
MetLife, Inc.	302,461	23,718,992
Travelers Cos., Inc. (The)	57,409	14,119,169
		48,327,212
Interactive Media & Services 0.6%
Meta Platforms, Inc., Class A	11,165	6,337,031
IT Services 1.5%
International Business Machines Corp.	77,846	16,092,325
Leisure Products 0.9%
Hasbro, Inc.	140,912	9,248,055
Machinery 2.1%
Cummins, Inc.	68,121	22,410,447
Media 2.6%
Comcast Corp., Class A	356,853	15,583,771
Omnicom Group, Inc.	118,309	11,949,209
		27,532,980
Multi-Utilities 2.7%
Ameren Corp.	75,773	6,600,586
CMS Energy Corp.	114,954	8,001,948
NiSource, Inc.	215,676	7,583,168
WEC Energy Group, Inc.	71,667	6,846,349
		29,032,051
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	119,288	17,752,440
Enterprise Products Partners LP	447,603	12,828,302
MPLX LP	282,875	12,565,308
TotalEnergies SE, Sponsored ADR	100,452	6,284,277
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The)	250,724	$ 13,130,416
		62,560,743
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	140,944	7,860,447
Eli Lilly & Co.	18,350	15,225,729
Johnson & Johnson	121,711	19,456,720
Merck & Co., Inc.	156,999	16,064,138
Pfizer, Inc.	337,588	9,553,740
		68,160,774
Professional Services 0.6%
Paychex, Inc.	47,115	6,564,533
Retail REITs 0.6%
Realty Income Corp.	109,323	6,490,507
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	63,708	14,213,892
Broadcom, Inc.	121,029	20,547,093
KLA Corp.	12,930	8,614,354
Texas Instruments, Inc.	39,613	8,047,777
		51,423,116
Software 2.1%
Microsoft Corp.	36,989	15,030,480
Salesforce, Inc.	25,772	7,509,188
		22,539,668
Specialized REITs 3.5%
American Tower Corp.	30,121	6,432,038
Iron Mountain, Inc.	156,676	19,385,522
VICI Properties, Inc.	380,226	12,075,978
		37,893,538
Specialty Retail 1.7%
Best Buy Co., Inc.	83,759	7,574,326
Home Depot, Inc. (The)	27,885	10,979,719
		18,554,045
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	31,766	7,176,257
Dell Technologies, Inc., Class C	94,575	11,692,307
Hewlett Packard Enterprise Co.	362,686	7,068,750
NetApp, Inc.	87,418	10,080,170
		36,017,484
Tobacco 1.6%
Philip Morris International, Inc.	126,405	16,773,944

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch U.S. Equity Yield Fund

	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	127,689	$ 10,096,369
Water Utilities 0.5%
Essential Utilities, Inc.	151,220	5,837,092
Total Common Stocks (Cost $674,661,184)		1,046,819,195
Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
NYLI U.S. Government Liquidity Fund, 4.648% (a)	28,353,882	28,353,882
Total Short-Term Investment (Cost $28,353,882)		28,353,882
Total Investments (Cost $703,015,066)	99.9%	1,075,173,077
Other Assets, Less Liabilities	0.1	1,093,216
Net Assets	100.0%	$ 1,076,266,293

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 166,191	$ (137,837)	$ —	$ —	$ 28,354	$ 690	$ —	28,354
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,046,819,195	$ —	$ —	$ 1,046,819,195
Short-Term Investment
Affiliated Investment Company	28,353,882	—	—	28,353,882
Total Investments in Securities	$ 1,075,173,077	$ —	$ —	$ 1,075,173,077

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch U.S. Equity Yield Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $674,661,184)	$1,046,819,195
Investment in affiliated investment companies, at value (identified cost $28,353,882)	28,353,882
Cash	49,019
Receivables:
Dividends	1,857,893
Fund shares sold	345,537
Securities lending	35
Other assets	85,362
Total assets	1,077,510,923
Liabilities
Payables:
Manager (See Note 3)	624,695
Fund shares redeemed	294,865
Transfer agent (See Note 3)	150,200
NYLIFE Distributors (See Note 3)	141,390
Professional fees	18,895
Custodian	11,173
Shareholder communication	139
Accrued expenses	3,273
Total liabilities	1,244,630
Net assets	$1,076,266,293
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$46,255
Additional paid-in-capital	629,792,169
629,838,424
Total distributable earnings (loss)	446,427,869
Net assets	$1,076,266,293
Class A
Net assets applicable to outstanding shares	$560,941,045
Shares of beneficial interest outstanding	24,213,562
Net asset value per share outstanding	$23.17
Maximum sales charge (5.50% of offering price)	1.35
Maximum offering price per share outstanding	$24.52
Investor Class
Net assets applicable to outstanding shares	$64,820,785
Shares of beneficial interest outstanding	2,812,106
Net asset value per share outstanding	$23.05
Maximum sales charge (5.00% of offering price)	1.21
Maximum offering price per share outstanding	$24.26
Class B
Net assets applicable to outstanding shares	$715,309
Shares of beneficial interest outstanding	32,121
Net asset value and offering price per share outstanding	$22.27
Class C
Net assets applicable to outstanding shares	$7,107,131
Shares of beneficial interest outstanding	319,082
Net asset value and offering price per share outstanding	$22.27
Class I
Net assets applicable to outstanding shares	$303,648,771
Shares of beneficial interest outstanding	12,948,978
Net asset value and offering price per share outstanding	$23.45
Class R6
Net assets applicable to outstanding shares	$138,832,862
Shares of beneficial interest outstanding	5,920,444
Net asset value and offering price per share outstanding	$23.45
SIMPLE Class
Net assets applicable to outstanding shares	$200,390
Shares of beneficial interest outstanding	8,684
Net asset value and offering price per share outstanding(a)	$23.07

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $75,763)	$30,199,875
Dividends-affiliated	690,017
Securities lending, net	53,938
Total income	30,943,830
Expenses
Manager (See Note 3)	6,902,637
Distribution/Service—Class A (See Note 3)	1,277,708
Distribution/Service—Investor Class (See Note 3)	174,032
Distribution/Service—Class B (See Note 3)	18,475
Distribution/Service—Class C (See Note 3)	78,771
Distribution/Service—Class R2 (See Note 3)(a)	804
Distribution/Service—Class R3 (See Note 3)(a)	3,203
Distribution/Service—SIMPLE Class (See Note 3)	775
Transfer agent (See Note 3)	878,616
Registration	131,756
Professional fees	116,954
Shareholder communication	46,713
Custodian	41,139
Trustees	23,173
Shareholder service (See Note 3)	1,075
Miscellaneous	53,955
Total expenses before waiver/reimbursement	9,749,786
Expense waiver/reimbursement from Manager (See Note 3)	(252,246)
Net expenses	9,497,540
Net investment income (loss)	21,446,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	84,266,294
Net change in unrealized appreciation (depreciation) on unaffiliated investments	179,561,527
Net realized and unrealized gain (loss)	263,827,821
Net increase (decrease) in net assets resulting from operations	$285,274,111

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch U.S. Equity Yield Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$21,446,290	$24,131,308
Net realized gain (loss)	84,266,294	23,832,407
Net change in unrealized appreciation (depreciation)	179,561,527	(30,639,605)
Net increase (decrease) in net assets resulting from operations	285,274,111	17,324,110
Distributions to shareholders:
Class A	(25,143,738)	(17,376,305)
Investor Class	(3,482,463)	(2,460,343)
Class B	(112,271)	(116,821)
Class C	(365,837)	(282,010)
Class I	(15,031,749)	(13,109,171)
Class R1(a)	(25,662)	(28,460)
Class R2(a)	(49,823)	(45,789)
Class R3(a)	(99,851)	(84,878)
Class R6	(6,740,356)	(5,163,424)
SIMPLE Class	(5,918)	(2,799)
Total distributions to shareholders	(51,057,668)	(38,670,000)
Capital share transactions:
Net proceeds from sales of shares	63,780,477	53,734,944
Net asset value of shares issued to shareholders in reinvestment of distributions	50,367,763	38,183,715
Cost of shares redeemed	(171,761,014)	(234,806,995)
Increase (decrease) in net assets derived from capital share transactions	(57,612,774)	(142,888,336)
Net increase (decrease) in net assets	176,603,669	(164,234,226)
Net Assets
Beginning of year	899,662,624	1,063,896,850
End of year	$1,076,266,293	$899,662,624

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.28	$18.78	$19.70	$14.96	$17.07
Net investment income (loss) (a)	0.43	0.42	0.39	0.32	0.36
Net realized and unrealized gain (loss)	5.51	(0.23)	(0.95)	4.78	(1.83)
Total from investment operations	5.94	0.19	(0.56)	5.10	(1.47)
Less distributions:
From net investment income	(0.43)	(0.40)	(0.36)	(0.36)	(0.34)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(1.05)	(0.69)	(0.36)	(0.36)	(0.64)
Net asset value at end of year	$23.17	$18.28	$18.78	$19.70	$14.96
Total investment return (b)	33.57%	0.87%	(2.85)%	34.30%	(8.77)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.03%	2.22%	2.00%	1.76%	2.31%
Net expenses (c)	1.05%(d)	1.06%	1.05%	1.07%	1.08%(e)
Expenses (before waiver/reimbursement) (c)	1.05%	1.06%	1.05%	1.07%	1.09%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000’s)	$560,941	$442,341	$483,936	$508,888	$379,695

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.19	$18.69	$19.61	$14.89	$16.99
Net investment income (loss) (a)	0.37	0.37	0.34	0.28	0.32
Net realized and unrealized gain (loss)	5.48	(0.23)	(0.95)	4.75	(1.82)
Total from investment operations	5.85	0.14	(0.61)	5.03	(1.50)
Less distributions:
From net investment income	(0.37)	(0.35)	(0.31)	(0.31)	(0.30)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(0.99)	(0.64)	(0.31)	(0.31)	(0.60)
Net asset value at end of year	$23.05	$18.19	$18.69	$19.61	$14.89
Total investment return (b)	33.18%	0.60%	(3.12)%	33.96%	(8.99)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.79%	1.95%	1.75%	1.53%	2.07%
Net expenses (c)	1.32%	1.33%	1.30%	1.33%	1.33%(d)
Expenses (before waiver/reimbursement) (c)	1.38%	1.39%	1.30%	1.39%	1.38%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000's)	$64,821	$67,157	$73,132	$86,155	$81,365

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.61	$18.11	$19.00	$14.43	$16.48
Net investment income (loss) (a)	0.23	0.23	0.19	0.14	0.21
Net realized and unrealized gain (loss)	5.27	(0.24)	(0.92)	4.60	(1.78)
Total from investment operations	5.50	(0.01)	(0.73)	4.74	(1.57)
Less distributions:
From net investment income	(0.22)	(0.20)	(0.16)	(0.17)	(0.18)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(0.84)	(0.49)	(0.16)	(0.17)	(0.48)
Net asset value at end of year	$22.27	$17.61	$18.11	$19.00	$14.43
Total investment return (b)	32.18%	(0.16)%	(3.82)%	32.98%	(9.71)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%	1.24%	1.01%	0.80%	1.36%
Net expenses (c)	2.08%	2.08%	2.06%	2.08%	2.08%(d)
Expenses (before waiver/reimbursement) (c)	2.13%	2.14%	2.06%	2.14%	2.13%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000’s)	$715	$2,654	$4,827	$7,840	$8,894

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.61	$18.11	$19.00	$14.43	$16.47
Net investment income (loss) (a)	0.21	0.22	0.19	0.14	0.20
Net realized and unrealized gain (loss)	5.29	(0.23)	(0.92)	4.60	(1.76)
Total from investment operations	5.50	(0.01)	(0.73)	4.74	(1.56)
Less distributions:
From net investment income	(0.22)	(0.20)	(0.16)	(0.17)	(0.18)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(0.84)	(0.49)	(0.16)	(0.17)	(0.48)
Net asset value at end of year	$22.27	$17.61	$18.11	$19.00	$14.43
Total investment return (b)	32.18%	(0.16)%	(3.82)%	32.98%	(9.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.05%	1.22%	1.00%	0.81%	1.35%
Net expenses (c)	2.08%	2.08%	2.06%	2.08%	2.08%(d)
Expenses (before waiver/reimbursement) (c)	2.13%	2.14%	2.06%	2.14%	2.13%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000’s)	$7,107	$7,954	$10,961	$14,435	$17,920

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.49	$18.99	$19.91	$15.11	$17.24
Net investment income (loss) (a)	0.50	0.49	0.45	0.39	0.41
Net realized and unrealized gain (loss)	5.58	(0.24)	(0.95)	4.82	(1.85)
Total from investment operations	6.08	0.25	(0.50)	5.21	(1.44)
Less distributions:
From net investment income	(0.50)	(0.46)	(0.42)	(0.41)	(0.39)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(1.12)	(0.75)	(0.42)	(0.41)	(0.69)
Net asset value at end of year	$23.45	$18.49	$18.99	$19.91	$15.11
Total investment return (b)	33.98%	1.18%	(2.50)%	34.78%	(8.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.36%	2.56%	2.32%	2.10%	2.63%
Net expenses (c)	0.73%	0.73%	0.73%	0.73%	0.76%(d)
Expenses (before waiver/reimbursement) (c)	0.80%	0.81%	0.80%	0.82%	0.84%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000’s)	$303,649	$262,299	$351,106	$357,565	$269,100

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.49	$18.99	$19.92	$15.12	$17.25
Net investment income (loss) (a)	0.50	0.49	0.46	0.39	0.42
Net realized and unrealized gain (loss)	5.58	(0.24)	(0.97)	4.83	(1.86)
Total from investment operations	6.08	0.25	(0.51)	5.22	(1.44)
Less distributions:
From net investment income	(0.50)	(0.46)	(0.42)	(0.42)	(0.39)
From net realized gain on investments	(0.62)	(0.29)	—	—	(0.30)
Total distributions	(1.12)	(0.75)	(0.42)	(0.42)	(0.69)
Net asset value at end of year	$23.45	$18.49	$18.99	$19.92	$15.12
Total investment return (b)	33.98%	1.19%	(2.54)%	34.78%	(8.46)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.36%	2.56%	2.32%	2.11%	2.68%
Net expenses (c)	0.73%	0.73%(d)	0.73%	0.73%	0.73%(e)
Expenses (before waiver/reimbursement) (c)	0.74%	0.73%	0.73%	0.73%	0.74%
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of year (in 000’s)	$138,833	$112,773	$135,192	$143,436	$107,887

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$18.22	$18.74	$19.65	$14.89	$15.57*
Net investment income (loss) (a)	0.36	0.36	0.28	0.22	0.03
Net realized and unrealized gain (loss)	5.49	(0.24)	(0.93)	4.76	(0.68)
Total from investment operations	5.85	0.12	(0.65)	4.98	(0.65)
Less distributions:
From net investment income	(0.38)	(0.35)	(0.26)	(0.22)	(0.03)
From net realized gain on investments	(0.62)	(0.29)	—	—	—
Total distributions	(1.00)	(0.64)	(0.26)	(0.22)	(0.03)
Net asset value at end of period	$23.07	$18.22	$18.74	$19.65	$14.89
Total investment return (b)	33.16%	0.55%	(3.34)%	33.61%	(4.16)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.71%	1.88%	1.48%	1.20%	0.98%††
Net expenses (c)	1.32%(d)	1.38%	1.55%	1.58%	1.57%††(e)
Expenses (before waiver/reimbursement) (c)	1.32%	1.38%	1.55%	1.65%	1.63%††
Portfolio turnover rate	13%	19%	25%	16%	29%
Net assets at end of period (in 000’s)	$200	$93	$77	$43	$24

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 3, 2009
Investor Class	November 16, 2009
Class B	May 8, 2017
Class C	November 16, 2009
Class I	December 3, 2008
Class R6	May 8, 2017
SIMPLE Class	August 31, 2020
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class B and Class C shares are offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on redemptions made within six years of the date of purchase of such shares and a 1.00% CDSC may be imposed on redemptions made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE
Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining

14	NYLI Epoch U.S. Equity Yield Fund

appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for
15

Notes to Financial Statements (continued)
which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

16	NYLI Epoch U.S. Equity Yield Fund

(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the year ended October 31, 2024, the effective management fee rate was 0.69% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I do not exceed 0.73%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $6,902,637 and waived fees and/or reimbursed certain class specific expenses in the amount of $252,246 and paid the Subadvisor in the amount of $3,345,848.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments.
17

Notes to Financial Statements (continued)
These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I, Class R1 and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager had agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$112
Class R2*	322
Class R3*	641

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $37,157 and $4,743, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the year ended October 31, 2024, of $863, $10 and $496, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$360,188	$—
Investor Class	275,472	(36,263)
Class B	7,431	(995)
Class C	31,125	(4,048)
Class I	198,261	—
Class R1*	89	—
Class R2*	256	—
Class R3*	510	—
Class R6	5,141	—
SIMPLE Class	143	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.

18	NYLI Epoch U.S. Equity Yield Fund

(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$41,433	20.7%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$712,013,285	$371,088,656	$(7,928,864)	$363,159,792
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$6,136,099	$77,131,978	$—	$363,159,792	$446,427,869
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and partnership adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(6,858,557)	$6,858,557
The reclassifications for the Fund are primarily due to utilize tax equalization.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$21,364,026	$22,404,190
Long-Term Capital Gains	29,693,642	16,265,810
Total	$51,057,668	$38,670,000
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended
19

Notes to Financial Statements (continued)
October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $129,165 and $237,977, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	960,180	$20,317,404
Shares issued to shareholders in reinvestment of distributions	1,247,685	24,643,607
Shares redeemed	(3,114,689)	(64,901,089)
Net increase (decrease) in shares outstanding before conversion	(906,824)	(19,940,078)
Shares converted into Class A (See Note 1)	932,276	19,932,677
Shares converted from Class A (See Note 1)	(10,685)	(222,367)
Net increase (decrease)	14,767	$(229,768)
Year ended October 31, 2023:
Shares sold	973,771	$18,604,666
Shares issued to shareholders in reinvestment of distributions	885,565	17,036,428
Shares redeemed	(3,625,920)	(69,451,735)
Net increase (decrease) in shares outstanding before conversion	(1,766,584)	(33,810,641)
Shares converted into Class A (See Note 1)	226,614	4,297,248
Shares converted from Class A (See Note 1)	(25,712)	(498,356)
Net increase (decrease)	(1,565,682)	$(30,011,749)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	54,675	$1,135,493
Shares issued to shareholders in reinvestment of distributions	178,223	3,468,156
Shares redeemed	(299,193)	(6,216,519)
Net increase (decrease) in shares outstanding before conversion	(66,295)	(1,612,870)
Shares converted into Investor Class (See Note 1)	30,860	646,663
Shares converted from Investor Class (See Note 1)	(844,571)	(17,979,483)
Net increase (decrease)	(880,006)	$(18,945,690)
Year ended October 31, 2023:
Shares sold	63,894	$1,214,662
Shares issued to shareholders in reinvestment of distributions	127,791	2,449,156
Shares redeemed	(311,398)	(5,917,493)
Net increase (decrease) in shares outstanding before conversion	(119,713)	(2,253,675)
Shares converted into Investor Class (See Note 1)	41,278	793,765
Shares converted from Investor Class (See Note 1)	(141,499)	(2,664,862)
Net increase (decrease)	(219,934)	$(4,124,772)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	691	$14,009
Shares issued to shareholders in reinvestment of distributions	6,028	111,391
Shares redeemed	(14,768)	(293,622)
Net increase (decrease) in shares outstanding before conversion	(8,049)	(168,222)
Shares converted into Class B (See Note 1)	22	500
Shares converted from Class B (See Note 1)	(110,579)	(2,242,882)
Net increase (decrease)	(118,606)	$(2,410,604)
Year ended October 31, 2023:
Shares sold	834	$15,521
Shares issued to shareholders in reinvestment of distributions	6,217	116,032
Shares redeemed	(29,897)	(547,694)
Net increase (decrease) in shares outstanding before conversion	(22,846)	(416,141)
Shares converted from Class B (See Note 1)	(92,917)	(1,713,976)
Net increase (decrease)	(115,763)	$(2,130,117)

20	NYLI Epoch U.S. Equity Yield Fund

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	15,588	$304,791
Shares issued to shareholders in reinvestment of distributions	19,600	364,911
Shares redeemed	(145,907)	(2,947,349)
Net increase (decrease) in shares outstanding before conversion	(110,719)	(2,277,647)
Shares converted from Class C (See Note 1)	(21,830)	(445,073)
Net increase (decrease)	(132,549)	$(2,722,720)
Year ended October 31, 2023:
Shares sold	36,529	$675,156
Shares issued to shareholders in reinvestment of distributions	15,082	281,221
Shares redeemed	(175,742)	(3,221,325)
Net increase (decrease) in shares outstanding before conversion	(124,131)	(2,264,948)
Shares converted from Class C (See Note 1)	(29,423)	(543,346)
Net increase (decrease)	(153,554)	$(2,808,294)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,229,393	$27,130,867
Shares issued to shareholders in reinvestment of distributions	742,549	14,863,699
Shares redeemed	(3,223,422)	(67,071,034)
Net increase (decrease) in shares outstanding before conversion	(1,251,480)	(25,076,468)
Shares converted into Class I (See Note 1)	14,804	312,816
Shares converted from Class I (See Note 1)	(137)	(2,851)
Net increase (decrease)	(1,236,813)	$(24,766,503)
Year ended October 31, 2023:
Shares sold	1,292,727	$24,919,097
Shares issued to shareholders in reinvestment of distributions	667,328	12,979,243
Shares redeemed	(6,280,669)	(122,008,540)
Net increase (decrease) in shares outstanding before conversion	(4,320,614)	(84,110,200)
Shares converted into Class I (See Note 1)	24,789	485,968
Shares converted from Class I (See Note 1)	(7,236)	(133,794)
Net increase (decrease)	(4,303,061)	$(83,758,026)

Class R1	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	159	$3,096
Shares issued to shareholders in reinvestment of distributions	1,335	25,662
Shares redeemed	(40,527)	(798,431)
Net increase (decrease)	(39,033)	$(769,673)
Year ended October 31, 2023:
Shares sold	2,969	$56,557
Shares issued to shareholders in reinvestment of distributions	1,465	28,460
Shares redeemed	(4,954)	(96,705)
Net increase (decrease)	(520)	$(11,688)

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	772	$14,882
Shares issued to shareholders in reinvestment of distributions	2,468	46,944
Shares redeemed	(68,898)	(1,376,344)
Net increase (decrease)	(65,658)	$(1,314,518)
Year ended October 31, 2023:
Shares sold	6,639	$126,811
Shares issued to shareholders in reinvestment of distributions	2,289	44,058
Shares redeemed	(13,272)	(256,137)
Net increase (decrease)	(4,344)	$(85,268)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2,781	$54,066
Shares issued to shareholders in reinvestment of distributions	5,101	97,119
Shares redeemed	(143,027)	(2,852,546)
Net increase (decrease)	(135,145)	$(2,701,361)
Year ended October 31, 2023:
Shares sold	21,163	$400,482
Shares issued to shareholders in reinvestment of distributions	4,303	82,894
Shares redeemed	(28,792)	(550,277)
Net increase (decrease)	(3,326)	$(66,901)

21

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	681,102	$14,721,854
Shares issued to shareholders in reinvestment of distributions	336,479	6,740,356
Shares redeemed	(1,196,122)	(25,287,057)
Net increase (decrease)	(178,541)	$(3,824,847)
Year ended October 31, 2023:
Shares sold	399,650	$7,703,241
Shares issued to shareholders in reinvestment of distributions	265,704	5,163,424
Shares redeemed	(1,683,921)	(32,754,489)
Net increase (decrease) in shares outstanding before conversion	(1,018,567)	(19,887,824)
Shares converted from Class R6 (See Note 1)	(1,162)	(22,647)
Net increase (decrease)	(1,019,729)	$(19,910,471)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,148	$84,015
Shares issued to shareholders in reinvestment of distributions	298	5,918
Shares redeemed	(865)	(17,023)
Net increase (decrease)	3,581	$72,910
Year ended October 31, 2023:
Shares sold	986	$18,751
Shares issued to shareholders in reinvestment of distributions	146	2,799
Shares redeemed	(134)	(2,600)
Net increase (decrease)	998	$18,950

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
22	NYLI Epoch U.S. Equity Yield Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Epoch U.S. Equity Yield Fund (formerly MainStay Epoch U.S. Equity Yield Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $29,693,642 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $21,364,026 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 97.64% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
24	NYLI Epoch U.S. Equity Yield Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
25

NYLI Candriam Emerging Markets Equity Fund
(formerly known as MainStay Candriam Emerging Markets Equity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.5%
Argentina 1.8%
Banco Macro SA, ADR (Banks)	9,400	$ 735,361
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	62,000	1,519,620
		2,254,981
Brazil 5.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	52,000	828,272
MercadoLibre, Inc. (Broadline Retail) (a)	450	916,731
NU Holdings Ltd., Class A (Banks) (a)	90,000	1,358,100
PRIO SA (Oil, Gas & Consumable Fuels)	62,000	439,509
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (b)	150,000	761,819
Suzano SA (Paper & Forest Products) (a)	80,000	827,138
WEG SA (Electrical Equipment)	124,000	1,160,657
		6,292,226
China 31.6%
Alibaba Group Holding Ltd. (Broadline Retail)	300,000	3,648,654
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	22,000	1,148,595
Bank of Hangzhou Co. Ltd., Class A (Banks)	300,996	585,440
Bank of Jiangsu Co. Ltd., Class A (Banks)	640,960	793,583
Bilibili, Inc., Class Z (Entertainment) (a)	16,000	351,115
BYD Co. Ltd., Class H (Automobiles)	30,000	1,085,914
China Merchants Bank Co. Ltd., Class H (Banks)	240,000	1,173,126
China State Construction International Holdings Ltd. (Construction & Engineering)	660,000	969,527
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	960,000	521,115
CMOC Group Ltd., Class H (Metals & Mining)	860,001	713,524
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	10,000	345,689
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	45,907	1,368,826
Eoptolink Technology, Inc. Ltd., Class A (Electronic Equipment, Instruments & Components)	39,994	731,629
Fuyao Glass Industry Group Co. Ltd., Class H (Automobile Components) (b)	132,000	936,417
Giant Biogene Holding Co. Ltd. (Personal Care Products) (b)	178,000	1,211,227
	Shares	Value

China (continued)
Gree Electric Appliances, Inc. of Zhuhai, Class A (Household Durables)	114,000	$ 696,915
JD.com, Inc., Class A (Broadline Retail)	67,000	1,340,155
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	200,000	264,982
Meituan (Hotels, Restaurants & Leisure) (a)(b)	146,000	3,427,406
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	19,997	1,102,671
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	124,991	991,757
PDD Holdings, Inc., ADR (Broadline Retail) (a)	9,200	1,109,428
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	284,000	1,758,995
Pop Mart International Group Ltd. (Specialty Retail) (b)	126,000	1,142,640
Qifu Technology, Inc., ADR (Consumer Finance)	19,000	623,390
Sailun Group Co. Ltd., Class A (Automobile Components)	80,997	165,166
Silergy Corp. (Semiconductors & Semiconductor Equipment)	90,000	1,394,934
Tencent Holdings Ltd. (Interactive Media & Services)	123,000	6,401,487
Western Mining Co. Ltd., Class A (Metals & Mining)	239,990	596,632
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	47,993	275,656
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	580,000	1,991,999
		38,868,594
Hong Kong 0.3%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	10,000	399,789
India 16.4%
ABB India Ltd. (Electrical Equipment)	12,800	1,130,945
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	17,000	1,419,803
Axis Bank Ltd. (Banks)	70,000	965,301
Bharti Airtel Ltd. (Wireless Telecommunication Services)	138,000	2,646,554
Cholamandalam Investment and Finance Co. Ltd. (Consumer Finance)	62,000	938,447

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
India (continued)
Coforge Ltd. (IT Services)	14,000	$ 1,269,380
Dixon Technologies India Ltd. (Household Durables)	6,400	1,070,261
ICICI Bank Ltd. (Banks)	160,000	2,458,904
Infosys Ltd. (IT Services)	52,000	1,086,706
KEI Industries Ltd. (Electrical Equipment)	11,000	530,042
KPIT Technologies Ltd. (Software)	22,000	364,525
MakeMyTrip Ltd. (Hotels, Restaurants & Leisure) (a)	4,600	466,854
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	94,000	1,489,098
Shriram Finance Ltd. (Consumer Finance)	23,400	873,511
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	34,000	1,294,981
Trent Ltd. (Specialty Retail)	17,600	1,492,027
Varun Beverages Ltd. (Beverages)	86,000	611,354
		20,108,693
Indonesia 1.5%
Bank Mandiri Persero Tbk. PT (Banks)	1,200,000	512,265
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	2,800,000	431,730
Sumber Alfaria Trijaya Tbk. PT (Consumer Staples Distribution & Retail)	4,200,000	888,436
		1,832,431
Kazakhstan 0.2%
Kaspi.KZ JSC, ADR (Consumer Finance)	2,800	308,392
Malaysia 0.5%
Press Metal Aluminium Holdings Bhd. (Metals & Mining)	600,000	645,074
Mexico 2.0%
America Movil SAB de CV (Wireless Telecommunication Services)	960,000	758,520
Gruma SAB de CV, Class B (Food Products)	24,000	414,571
Grupo Financiero Banorte SAB de CV, Class O (Banks)	64,000	445,644
Industrias Penoles SAB de CV (Metals & Mining) (a)	50,000	785,402
		2,404,137
Philippines 1.4%
International Container Terminal Services, Inc. (Transportation Infrastructure)	200,000	1,362,932
	Shares	Value

Philippines (continued)
PLDT, Inc. (Wireless Telecommunication Services)	15,000	$ 369,128
		1,732,060
Poland 0.3%
Allegro.eu SA (Broadline Retail) (a)(b)	38,000	333,411
Republic of Korea 8.5%
Daejoo Electronic Materials Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	4,400	344,986
DB Insurance Co. Ltd. (Insurance)	13,800	1,093,000
KB Financial Group, Inc. (Banks)	13,400	876,826
KIWOOM Securities Co. Ltd. (Capital Markets)	10,000	975,362
Meritz Financial Group, Inc. (Financial Services)	17,000	1,265,145
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	1,900	1,379,565
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	43,000	1,844,638
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	156,000	1,084,087
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,400	1,539,000
		10,402,609
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (c)(d)	6,769	—
Saudi Arabia 2.8%
Al Rajhi Bank (Banks)	49,000	1,148,122
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	8,400	640,115
Elm Co. (IT Services)	3,100	844,066
Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	3,000	151,769
United Electronics Co. (Specialty Retail)	23,000	618,527
		3,402,599
Singapore 0.8%
Sea Ltd., ADR (Entertainment) (a)	11,000	1,034,550
South Africa 5.6%
Capitec Bank Holdings Ltd. (Banks)	12,000	2,158,210

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Equity Fund

	Shares	Value
Common Stocks (continued)
South Africa (continued)
Clicks Group Ltd. (Consumer Staples Distribution & Retail)	40,000	$ 853,863
Gold Fields Ltd. (Metals & Mining)	126,000	2,073,818
Naspers Ltd., Class N (Broadline Retail)	5,400	1,269,343
Northam Platinum Holdings Ltd. (Metals & Mining)	68,000	502,267
		6,857,501
Taiwan 17.6%
Accton Technology Corp. (Communications Equipment)	64,000	1,085,483
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	170,000	814,810
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	54,000	1,009,006
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,200	769,144
CTBC Financial Holding Co. Ltd. (Banks)	720,000	799,832
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	72,000	887,368
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	132,200	1,225,784
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	16,000	822,535
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	32,000	472,194
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	414,000	13,018,773
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	14,000	785,530
		21,690,459
Thailand 1.5%
Muangthai Capital PCL, NVDR (Consumer Finance) (e)	860,000	1,293,377
Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels) (e)	500,000	607,497
		1,900,874
Turkey 0.4%
Turkiye Garanti Bankasi A/S (Banks) (e)	140,000	436,772
	Shares	Value

United Kingdom 1.2%
Anglogold Ashanti plc (Metals & Mining)	53,000	$ 1,472,696
Total Common Stocks (Cost $99,759,114)		122,377,848
Preferred Stocks 1.8%
Brazil 0.7%
Itau Unibanco Holding SA (Banks)	132,000	799,640
Republic of Korea 1.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	40,000	1,389,855
Total Preferred Stocks (Cost $2,588,130)		2,189,495
Short-Term Investment 0.4%
Unaffiliated Investment Company 0.4%
United States 0.4%
Invesco Government & Agency Portfolio, 4.855% (f)(g)	468,327	468,327
Total Short-Term Investment (Cost $468,327)		468,327
Total Investments (Cost $102,815,571)	101.7%	125,035,670
Other Assets, Less Liabilities	(1.7)	(2,081,383)
Net Assets	100.0%	$ 122,954,287

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
(e)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $1,085,737; the total market value of collateral held by the Fund was $1,190,033. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $721,706. The Fund received cash collateral with a value of $468,327. (See Note 2(I))
(f)	Current yield as of October 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 37,473,660	$ 1,394,934	$ —	$ 38,868,594
Malaysia	—	645,074	—	645,074
Taiwan	—	21,690,459	—	21,690,459
All Other Countries	61,173,721	—	—	61,173,721
Total Common Stocks	98,647,381	23,730,467	—	122,377,848
Preferred Stocks	2,189,495	—	—	2,189,495
Short-Term Investment
Unaffiliated Investment Company	468,327	—	—	468,327
Total Investments in Securities	$ 101,305,203	$ 23,730,467	$ —	$ 125,035,670

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Automobile Components	$1,101,583	0.9%
Automobiles	1,085,914	0.9
Banks	15,768,241	12.8
Beverages	1,980,180	1.6
Broadline Retail	8,617,722	7.0
Capital Markets	1,375,151	1.1
Communications Equipment	1,085,483	0.9
Construction & Engineering	969,527	0.8
Consumer Finance	4,037,117	3.3
Consumer Staples Distribution & Retail	1,742,299	1.4
Electrical Equipment	4,159,090	3.4
Electronic Equipment, Instruments & Components	4,287,958	3.5
Entertainment	1,385,665	1.1
Financial Services	1,265,145	1.0
Food Products	414,571	0.3
Health Care Equipment & Supplies	1,148,595	0.9
Health Care Providers & Services	2,821,737	2.3
Hotels, Restaurants & Leisure	4,046,029	3.3
Household Durables	1,767,176	1.4
Insurance	2,851,995	2.3
Interactive Media & Services	6,401,487	5.2
IT Services	3,200,152	2.6
Life Sciences Tools & Services	1,379,565	1.1
Machinery	1,084,087	0.9
Metals & Mining	7,221,143	5.9
Oil, Gas & Consumable Fuels	4,055,724	3.3
Paper & Forest Products	827,138	0.7
Personal Care Products	1,211,227	1.0
Pharmaceuticals	1,294,981	1.1
Semiconductors & Semiconductor Equipment	19,111,526	15.5
Software	364,525	0.3
Specialty Retail	3,253,194	2.7
Technology Hardware, Storage & Peripherals	7,286,010	5.9
Transportation Infrastructure	1,362,932	1.1
Water Utilities	828,272	0.7
Wireless Telecommunication Services	3,774,202	3.1
	124,567,343	101.3
	Value	Percent †^
Short-Term Investment	$468,327	0.4%
Other Assets, Less Liabilities	(2,081,383)	(1.7)
Net Assets	$122,954,287	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $102,815,571) including securities on loan of $1,085,737	$125,035,670
Cash denominated in foreign currencies (identified cost $623,248)	623,226
Receivables:
Investment securities sold	9,486,151
Dividends	65,863
Fund shares sold	33,559
Securities lending	3,637
Other assets	61,990
Total assets	135,310,096
Liabilities
Cash collateral received for securities on loan	468,327
Due to custodian	9,846,581
Payables:
Foreign capital gains tax (See Note 2)	1,227,336
Investment securities purchased	323,501
Fund shares redeemed	318,469
Manager (See Note 3)	97,790
Custodian	62,676
Professional fees	3,579
Transfer agent (See Note 3)	2,980
Shareholder communication	2,509
NYLIFE Distributors (See Note 3)	569
Accrued expenses	1,492
Total liabilities	12,355,809
Net assets	$122,954,287
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,638
Additional paid-in-capital	117,264,673
117,276,311
Total distributable earnings (loss)	5,677,976
Net assets	$122,954,287
Class A
Net assets applicable to outstanding shares	$2,066,573
Shares of beneficial interest outstanding	196,523
Net asset value per share outstanding	$10.52
Maximum sales charge (5.50% of offering price)	0.61
Maximum offering price per share outstanding	$11.13
Investor Class
Net assets applicable to outstanding shares	$212,477
Shares of beneficial interest outstanding	20,262
Net asset value per share outstanding	$10.49
Maximum sales charge (5.00% of offering price)	0.55
Maximum offering price per share outstanding	$11.04
Class C
Net assets applicable to outstanding shares	$49,903
Shares of beneficial interest outstanding	4,870
Net asset value and offering price per share outstanding	$10.25
Class I
Net assets applicable to outstanding shares	$8,065,455
Shares of beneficial interest outstanding	758,378
Net asset value and offering price per share outstanding	$10.64
Class R6
Net assets applicable to outstanding shares	$112,559,879
Shares of beneficial interest outstanding	10,657,784
Net asset value and offering price per share outstanding	$10.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Equity Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $395,846)	$2,819,940
Securities lending, net	48,245
Other	23,848
Total income	2,892,033
Expenses
Manager (See Note 3)	1,583,289
Custodian	174,725
Professional fees	107,891
Registration	68,967
Transfer agent (See Note 3)	16,481
Shareholder communication	9,252
Distribution/Service—Class A (See Note 3)	5,068
Distribution/Service—Investor Class (See Note 3)	533
Distribution/Service—Class C (See Note 3)	506
Trustees	3,825
Miscellaneous	17,531
Total expenses before waiver/reimbursement	1,988,068
Expense waiver/reimbursement from Manager (See Note 3)	(380,511)
Net expenses	1,607,557
Net investment income (loss)	1,284,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	14,277,005
Foreign currency transactions	(408,248)
Net realized gain (loss)	13,868,757
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	23,978,915
Translation of other assets and liabilities in foreign currencies	11,814
Net change in unrealized appreciation (depreciation)	23,990,729
Net realized and unrealized gain (loss)	37,859,486
Net increase (decrease) in net assets resulting from operations	$39,143,962

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(1,135,487).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(932,067).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,284,476	$1,864,234
Net realized gain (loss)	13,868,757	(12,251,073)
Net change in unrealized appreciation (depreciation)	23,990,729	9,333,017
Net increase (decrease) in net assets resulting from operations	39,143,962	(1,053,822)
Distributions to shareholders:
Class A	(16,315)	(17,148)
Investor Class	(1,313)	(1,668)
Class I	(254,305)	(145,979)
Class R6	(1,543,945)	(1,134,919)
Total distributions to shareholders	(1,815,878)	(1,299,714)
Capital share transactions:
Net proceeds from sales of shares	24,414,848	60,890,791
Net asset value of shares issued to shareholders in reinvestment of distributions	1,217,522	1,018,121
Cost of shares redeemed	(88,744,307)	(19,933,822)
Increase (decrease) in net assets derived from capital share transactions	(63,111,937)	41,975,090
Net increase (decrease) in net assets	(25,783,853)	39,621,554
Net Assets
Beginning of year	148,738,140	109,116,586
End of year	$122,954,287	$148,738,140
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.39	$8.24	$12.73	$10.66	$8.97
Net investment income (loss) (a)	0.05	0.08	0.13	0.04	0.02
Net realized and unrealized gain (loss)	2.15	0.14	(4.56)	2.06	1.85
Total from investment operations	2.20	0.22	(4.43)	2.10	1.87
Less distributions:
From net investment income	(0.07)	(0.07)	(0.06)	(0.03)	(0.18)
Net asset value at end of year	$10.52	$8.39	$8.24	$12.73	$10.66
Total investment return (b)	26.30%	2.60%	(34.95)%	19.68%	21.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.49%	0.84%	1.25%	0.30%	0.22%
Net expenses (c)	1.35%	1.33%	1.44%	1.47%	1.50%
Expenses (before waiver/reimbursement) (c)	1.58%	1.55%	1.77%	1.75%	2.00%
Portfolio turnover rate	101%	60%	105%	74%	122%
Net assets at end of year (in 000’s)	$2,067	$1,910	$2,144	$2,921	$1,111

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.36	$8.22	$12.70	$10.65	$8.95
Net investment income (loss) (a)	0.03	0.06	0.12	0.02	0.02
Net realized and unrealized gain (loss)	2.16	0.13	(4.55)	2.05	1.84
Total from investment operations	2.19	0.19	(4.43)	2.07	1.86
Less distributions:
From net investment income	(0.06)	(0.05)	(0.05)	(0.02)	(0.16)
Net asset value at end of year	$10.49	$8.36	$8.22	$12.70	$10.65
Total investment return (b)	26.27%	2.33%	(34.99)%	19.49%	21.11%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.34%	0.68%	1.09%	0.15%	0.17%
Net expenses (d)	1.48%	1.50%	1.57%	1.52%	1.52%
Expenses (before waiver/reimbursement) (d)	1.71%	1.72%	1.88%	1.81%	2.03%
Portfolio turnover rate	101%	60%	105%	74%	122%
Net assets at end of year (in 000's)	$212	$198	$256	$507	$360

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.18	$8.05	$12.48	$10.52	$8.85
Net investment income (loss) (a)	(0.04)	(0.02)	0.04	(0.08)	(0.05)
Net realized and unrealized gain (loss)	2.11	0.15	(4.47)	2.04	1.83
Total from investment operations	2.07	0.13	(4.43)	1.96	1.78
Less distributions:
From net investment income	—	—	—	—	(0.11)
Net asset value at end of year	$10.25	$8.18	$8.05	$12.48	$10.52
Total investment return (b)	25.31%	1.61%	(35.50)%	18.63%(c)	20.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.47)%	(0.18)%	0.36%	(0.63)%	(0.52)%
Net expenses (d)	2.23%	2.25%	2.31%	2.27%	2.27%
Expenses (before waiver/reimbursement) (d)	2.46%	2.48%	2.64%	2.57%	2.78%
Portfolio turnover rate	101%	60%	105%	74%	122%
Net assets at end of year (in 000’s)	$50	$71	$141	$212	$217

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.48	$8.33	$12.85	$10.77	$8.99
Net investment income (loss) (a)	0.07	0.12	0.16	0.05	0.05
Net realized and unrealized gain (loss)	2.20	0.12	(4.58)	2.11	1.87
Total from investment operations	2.27	0.24	(4.42)	2.16	1.92
Less distributions:
From net investment income	(0.11)	(0.09)	(0.10)	(0.08)	(0.14)
Net asset value at end of year	$10.64	$8.48	$8.33	$12.85	$10.77
Total investment return (b)	26.82%	2.87%	(34.65)%	20.05%	21.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.68%	1.28%	1.65%	0.38%	0.55%
Net expenses (c)	1.01%	1.01%	1.06%	1.07%	1.15%
Expenses (before waiver/reimbursement) (c)	1.32%	1.29%	1.54%	1.52%	1.79%
Portfolio turnover rate	101%	60%	105%	74%	122%
Net assets at end of year (in 000’s)	$8,065	$20,401	$12,977	$4,532	$30

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.42	$8.28	$12.79	$10.71	$9.00
Net investment income (loss) (a)	0.08	0.11	0.17	0.08	0.05
Net realized and unrealized gain (loss)	2.16	0.13	(4.57)	2.06	1.86
Total from investment operations	2.24	0.24	(4.40)	2.14	1.91
Less distributions:
From net investment income	(0.10)	(0.10)	(0.11)	(0.06)	(0.20)
Net asset value at end of year	$10.56	$8.42	$8.28	$12.79	$10.71
Total investment return (b)	26.84%	2.82%	(34.65)%	20.05%	21.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.83%	1.24%	1.63%	0.58%	0.51%
Net expenses (c)	1.01%	1.01%	1.06%	1.07%	1.15%
Expenses (before waiver/reimbursement) (c)	1.25%	1.23%	1.40%	1.32%	1.53%
Portfolio turnover rate	101%	60%	105%	74%	122%
Net assets at end of year (in 000’s)	$112,560	$126,160	$93,598	$83,916	$83,230

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Candriam Emerging Markets Equity Fund (formerly known as MainStay Candriam Emerging Markets Equity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	November 15, 2017
Investor Class	November 15, 2017
Class C	November 15, 2017
Class I	November 15, 2017
Class R6	November 15, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

14	NYLI Candriam Emerging Markets Equity Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
15

Notes to Financial Statements (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

16	NYLI Candriam Emerging Markets Equity Fund

(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Fund's portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party
17

Notes to Financial Statements (continued)
service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.00% up to $1 billion and 0.975% in excess of $1 billion. During the year ended October 31, 2024, the effective management fee rate was 1.00% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class A and Class I shares do not exceed 1.50% and 1.01%, respectively, of the Fund's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class and Class C. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,583,289 and waived fees and/or reimbursed expenses in the amount of $380,511 and paid the Subadvisor fees in the amount of $601,389.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $32 and $64, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder

18	NYLI Candriam Emerging Markets Equity Fund

servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,742	$—
Investor Class	475	—
Class C	113	—
Class I	8,299	—
Class R6	5,852	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$30,875	0.4%
Class R6	30,865	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$105,362,929	$2,537,331,538	$(2,517,658,588)	$19,672,950
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$785,122	$(13,523,534)	$—	$18,416,388	$5,677,976
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and Passive Foreign Investment Company ("PFIC") adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $13,523,534, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$13,524	$—
The Fund utilized $11,385,398 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$1,815,878	$1,299,714
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
19

Notes to Financial Statements (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $154,650 and $219,861, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	191,200	$2,011,652
Shares issued to shareholders in reinvestment of distributions	1,798	16,131
Shares redeemed	(224,958)	(2,334,010)
Net increase (decrease) in shares outstanding before conversion	(31,960)	(306,227)
Shares converted into Class A (See Note 1)	780	7,326
Net increase (decrease)	(31,180)	$(298,901)
Year ended October 31, 2023:
Shares sold	16,378	$149,198
Shares issued to shareholders in reinvestment of distributions	1,938	17,148
Shares redeemed	(57,528)	(516,759)
Net increase (decrease) in shares outstanding before conversion	(39,212)	(350,413)
Shares converted into Class A (See Note 1)	6,792	60,925
Net increase (decrease)	(32,420)	$(289,488)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,571	$24,096
Shares issued to shareholders in reinvestment of distributions	147	1,313
Shares redeemed	(5,511)	(53,405)
Net increase (decrease) in shares outstanding before conversion	(2,793)	(27,996)
Shares converted into Investor Class (See Note 1)	208	1,974
Shares converted from Investor Class (See Note 1)	(782)	(7,326)
Net increase (decrease)	(3,367)	$(33,348)
Year ended October 31, 2023:
Shares sold	4,509	$40,548
Shares issued to shareholders in reinvestment of distributions	189	1,668
Shares redeemed	(11,260)	(101,809)
Net increase (decrease) in shares outstanding before conversion	(6,562)	(59,593)
Shares converted into Investor Class (See Note 1)	1,179	10,594
Shares converted from Investor Class (See Note 1)	(2,161)	(19,757)
Net increase (decrease)	(7,544)	$(68,756)

20	NYLI Candriam Emerging Markets Equity Fund

Class C	Shares	Amount
Year ended October 31, 2024:
Shares redeemed	(3,547)	$(30,220)
Net increase (decrease) in shares outstanding before conversion	(3,547)	(30,220)
Shares converted from Class C (See Note 1)	(212)	(1,974)
Net increase (decrease)	(3,759)	$(32,194)
Year ended October 31, 2023:
Shares sold	703	$6,000
Shares redeemed	(7,078)	(61,830)
Net increase (decrease) in shares outstanding before conversion	(6,375)	(55,830)
Shares converted from Class C (See Note 1)	(2,527)	(22,213)
Net increase (decrease)	(8,902)	$(78,043)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	127,055	$1,296,556
Shares issued to shareholders in reinvestment of distributions	26,035	235,619
Shares redeemed	(1,799,523)	(16,574,136)
Net increase (decrease)	(1,646,433)	$(15,041,961)
Year ended October 31, 2023:
Shares sold	1,673,240	$15,800,238
Shares issued to shareholders in reinvestment of distributions	14,494	129,432
Shares redeemed	(840,143)	(7,263,043)
Net increase (decrease)	847,591	$8,666,627

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,262,284	$21,082,544
Shares issued to shareholders in reinvestment of distributions	107,281	964,459
Shares redeemed	(6,693,377)	(69,752,536)
Net increase (decrease)	(4,323,812)	$(47,705,533)
Year ended October 31, 2023:
Shares sold	4,914,202	$44,894,807
Shares issued to shareholders in reinvestment of distributions	98,069	869,873
Shares redeemed	(1,334,945)	(11,990,381)
Net increase (decrease) in shares outstanding before conversion	3,677,326	33,774,299
Shares converted from Class R6 (See Note 1)	(3,328)	(29,549)
Net increase (decrease)	3,673,998	$33,744,750
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statemen ts
We have audited the accompanying statement of assets and liabilities of NYLI Candriam Emerging Markets Equity Fund (formerly MainStay Candriam Emerging Markets Equity Fund) (the Fund), one of the funds constituting New York Life Investment Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
22	NYLI Candriam Emerging Markets Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $2,099,562 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2024:
•    the total amount of taxes credited to foreign countries was $1,526,849.
•    the total amount of income sourced from foreign countries was $3,215,786.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
24

NYLI MacKay New York Muni Fund
(formerly known as MainStay MacKay New York Tax Free Opportunities Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 99.8%
Long-Term Municipal Bonds 95.9%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 650,287
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	850,694
		1,500,981
Education 14.3%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,054
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,864,518
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,913,573
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,908,835
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	929,937
5.00%, due 10/1/43	2,000,000	1,984,420
5.00%, due 10/1/48	2,000,000	1,929,054
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,567,792
Series A
4.00%, due 11/1/45	6,300,000	5,286,774
Series A
4.00%, due 11/1/50	1,000,000	814,584
	Principal Amount	Value

Education (continued)
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	$ 1,500,000	$ 1,501,769
Series A
5.00%, due 8/1/52	3,995,000	3,994,692
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	907,649
Series A
4.00%, due 11/1/51	1,000,000	850,100
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,123,232
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	610,580
Series A
5.00%, due 7/1/56	1,960,000	1,962,871
Build NYC Resource Corp., Grand Concourse Acadmey Charter School, Revenue Bonds
Series B
5.00%, due 7/1/62	2,000,000	1,990,228
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,170,429
Series A
5.50%, due 5/1/48	1,500,000	1,522,849
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,037,887
5.25%, due 7/1/52	10,000,000	10,368,655
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,362,441

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	$ 2,500,000	$ 1,525,000
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,653,269
Series A
5.00%, due 6/1/37	1,500,000	1,516,219
Series A
5.00%, due 6/1/47	3,100,000	3,103,415
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,200,000	971,393
Series A
4.00%, due 6/15/56	1,640,000	1,291,513
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,893,179
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/42	1,175,000	1,154,543
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,678,189
4.00%, due 9/1/41	1,725,000	1,697,193
4.00%, due 9/1/43	880,000	861,505
4.00%, due 9/1/44	1,025,000	995,767
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,410,004
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,819,504
	Principal Amount	Value

Education (continued)
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	$ 1,200,000	$ 1,200,664
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,100,000	1,137,538
Series A
5.00%, due 7/1/45	3,500,000	3,574,872
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	382,373
Series A-1
5.00%, due 7/1/33	700,000	710,815
Dutchess County Local Development Corp., Marist College, Revenue Bonds
Series A
5.00%, due 7/1/40	4,690,000	4,724,468
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,163,675
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,249,578
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,069,023
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	883,129
5.00%, due 7/1/43	1,020,000	1,028,282
5.00%, due 7/1/48	1,100,000	1,102,037

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	$ 1,320,000	$ 1,357,689
Series A
5.00%, due 7/1/54	2,000,000	2,016,103
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,494,937
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	630,000	681,328
5.25%, due 6/1/54	835,000	891,937
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,977,770
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/55	2,750,000	2,773,177
New York State Dormitory Authority, Revenue Bonds
Series A, Insured: State Aid Withholding
5.00%, due 10/1/30	3,075,000	3,224,282
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.00%, due 7/1/50	3,245,000	3,408,679
Series A
5.50%, due 7/1/54	21,000,000	23,649,648
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
5.00%, due 7/1/41	1,075,000	1,095,840
	Principal Amount	Value

Education (continued)
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	$ 200,000	$ 200,017
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,873,594
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,174
Series A
5.00%, due 7/1/35	195,000	196,084
Series A
5.00%, due 7/1/40	3,000,000	3,008,294
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,291,348
Series A
5.00%, due 7/1/38	4,580,000	4,869,963
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	400,120
Series A
4.25%, due 5/1/42	450,000	450,209
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	4,000,000	4,170,869
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AGM State Aid Withholding
5.00%, due 10/1/43	500,000	534,038
Series A, Insured: AGM State Aid Withholding
5.25%, due 10/1/50	5,000,000	5,356,861
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
New York State Dormitory Authority, St. John's University, Revenue Bonds
5.00%, due 7/1/38	$ 5,740,000	$ 6,416,528
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	170,761
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,942,958
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	3,008,668
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	893,657
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	927,061
Series A
7.00%, due 8/1/48	730,000	731,572
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	1,220,000	1,285,717
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,088,758
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	2,981,976
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	934,993
	Principal Amount	Value

Education (continued)
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	$ 1,000,000	$ 1,015,946
Series A
5.00%, due 9/1/39	2,000,000	2,124,875
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	199,108
Series A
4.00%, due 10/15/30	355,000	354,249
Series A
5.00%, due 10/15/39	1,490,000	1,516,110
Series A
5.00%, due 10/15/49	2,275,000	2,268,509
Series A
5.00%, due 10/15/50	2,650,000	2,658,052
Series A
5.00%, due 10/15/54	1,895,000	1,871,750
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,314,044
		202,193,323
General 0.5%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,493,307	2,943,116
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,844,090
		6,787,206
General Obligation 8.6%
City of Glens Falls, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	504,511
Insured: AGM
4.00%, due 1/15/32	315,000	317,709
Insured: AGM
4.00%, due 1/15/33	250,000	252,067

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	$ 5,000,000	$ 4,899,954
Series F-1
5.00%, due 4/1/39	5,000,000	5,225,283
Series B-1
5.25%, due 10/1/41	2,500,000	2,768,047
Series D-1
5.25%, due 5/1/42	9,000,000	9,880,897
Series B-1
5.25%, due 10/1/43	3,000,000	3,291,866
Series E-1
5.25%, due 4/1/47	4,750,000	5,174,380
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	701,551
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/26	50,000	49,714
5.50%, due 4/15/28	55,000	53,972
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,211,517
City of Yonkers, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,526,357
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,596,124
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,043,886
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	8,404,222	5,420,723
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	924,395
Series A-1
4.00%, due 7/1/33	2,000,000	1,972,228
Series A-1
4.00%, due 7/1/35	5,029,180	4,937,349
Series A-1
4.00%, due 7/1/46	5,000,000	4,669,479
	Principal Amount	Value

General Obligation (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation (continued)
Series A-1
5.625%, due 7/1/27	$ 1,170,000	$ 1,218,012
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,480,972
County of Nassau, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,203,783
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,892,379
3.25%, due 4/15/34	1,250,000	1,218,452
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	1,180,000	1,106,485
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	900,992
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,099,362
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,214,008
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	671,730
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	670,789
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,216,762
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,059,904
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	$ 1,015,000	$ 939,372
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	966,581
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,022,074
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,421,856
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	748,098
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	380,304
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/29	6,985,000	6,943,717
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,475,296
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	3,715,000	2,862,780
4.00%, due 5/1/45	5,240,000	5,283,688
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,340,504
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,337,584
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,490,362
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,412,927
	Principal Amount	Value

General Obligation (continued)
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	$ 490,000	$ 493,537
Insured: BAM
4.00%, due 4/1/34	510,000	513,332
Insured: BAM
4.00%, due 4/1/35	530,000	532,506
Insured: BAM
4.00%, due 4/1/36	550,000	552,305
Insured: BAM
4.00%, due 4/1/37	570,000	571,064
		121,663,526
Hospital 8.8%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,364,682
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
5.00%, due 10/1/35	1,000,000	1,067,947
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,137,110
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,225,288
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	200,094
Series A
5.00%, due 12/1/25	215,000	217,336
Series A
5.00%, due 12/1/26	340,000	351,193
Series A
5.00%, due 12/1/27	400,000	419,257

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds (continued)
Series A
5.00%, due 12/1/28	$ 600,000	$ 636,972
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,554,804
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,460,437
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,885
Series A
5.00%, due 12/1/42	1,225,000	1,225,277
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	250,079
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	991,040
5.00%, due 12/1/32	3,000,000	2,959,432
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	477,791
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
5.25%, due 11/1/41	2,300,000	2,500,208
5.25%, due 11/1/42	2,400,000	2,597,687
5.25%, due 11/1/43	2,100,000	2,263,579
5.50%, due 11/1/47	1,500,000	1,650,258
	Principal Amount	Value

Hospital (continued)
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/37	$ 2,000,000	$ 2,015,358
Series A
5.25%, due 5/1/54	20,000,000	21,648,444
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,863,919
Series A
4.00%, due 7/1/40	1,000,000	996,350
Series A
4.00%, due 7/1/50	3,005,000	2,858,160
Series A
4.00%, due 7/1/53	8,450,000	7,997,983
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	96,952
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.25%, due 10/1/49	11,545,000	12,270,331
Insured: AGC
5.50%, due 10/1/54	7,450,000	8,204,114
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	11,560,000	8,864,962
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,606,270
Series A, Insured: AGM
4.00%, due 12/1/49	7,940,000	7,461,734
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	207,000
Series A
5.00%, due 8/1/31	250,000	259,053
Series A
5.00%, due 8/1/32	255,000	264,584
Series A
5.125%, due 8/1/44	1,250,000	1,265,162
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds (continued)
Series A
5.375%, due 8/1/54	$ 1,650,000	$ 1,668,122
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,155
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AGM
5.75%, due 11/1/48	6,200,000	6,927,814
		123,817,823
Housing 0.6%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	609,781
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,060,255
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	1,830,000	1,830,609
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,544,927
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	250,000	248,249
	Principal Amount	Value

Housing (continued)
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	$ 185,000	$ 190,211
5.00%, due 6/1/30	330,000	338,673
5.00%, due 6/1/31	320,000	327,662
5.00%, due 6/1/37	1,000,000	1,012,365
		8,162,732
Other Revenue 38.5%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,440,028
Series A
5.00%, due 11/1/44	9,630,000	10,646,507
Series A
5.00%, due 11/1/53	12,500,000	13,535,204
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,202,695
5.25%, due 11/1/36	1,130,000	1,162,149
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,539,743
4.00%, due 7/1/36	2,100,000	2,023,886
4.00%, due 7/1/47	1,320,000	1,145,350
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,310,564
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,000,117
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	950,655
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	479,676
5.625%, due 5/15/43	2,300,000	2,329,450

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	$ 5,350,000	$ 5,556,436
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	495,509
Insured: AGM
3.25%, due 9/1/40	570,000	504,944
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,001,033
5.00%, due 1/1/26	1,000,000	1,011,557
Empire State Development Corp., State of New York Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/50	11,395,000	12,262,991
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,860,532
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,283,450
Series A
5.00%, due 2/15/30	1,600,000	1,670,529
Series A
5.00%, due 2/15/33	1,500,000	1,561,487
Series A
5.00%, due 2/15/35	3,470,000	3,602,887
Series A
5.00%, due 2/15/36	5,165,000	5,354,753
Series A
5.00%, due 2/15/42	4,000,000	4,109,247
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	7,713,141
	Principal Amount	Value

Other Revenue (continued)
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	$ 900,000	$ 867,562
Series A
5.25%, due 7/1/56	1,745,000	1,533,555
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	5,000,000	4,887,918
Series A
5.25%, due 9/1/54	6,000,000	6,535,401
Long Island Power Authority, Electric System, Revenue Bonds
Series C
3.69%, due 9/1/38	1,000,000	996,886
Series B
5.00%, due 9/1/33	4,440,000	4,568,405
Series B
5.00%, due 9/1/35	2,500,000	2,568,707
5.00%, due 9/1/37	2,000,000	2,113,606
5.00%, due 9/1/38	2,500,000	2,638,397
Series A
5.00%, due 9/1/44	6,025,000	6,029,311
Series B
5.00%, due 9/1/45	2,000,000	2,014,262
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	347,937
Series A
5.00%, due 10/1/30	3,140,000	3,310,447
Series A
5.00%, due 10/1/32	3,140,000	3,262,624
Series A
5.00%, due 10/1/39	11,915,000	12,318,799
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,051,324
Series B-1
5.00%, due 11/15/36	3,355,000	3,454,296
Series B-1
5.00%, due 11/15/52	10,000,000	10,775,780
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	$ 1,630,000	$ 1,462,334
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	696,603
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,830,000	5,795,067
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	595,000	547,045
Series I-1-A
4.05%, due 11/1/41	1,000,000	979,953
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,517,843
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	881,610
New York City Housing Development Corp., Sustainable Development, Revenue Bonds
Series K-1, Insured: FHA 542(C)
2.60%, due 11/1/46	3,000,000	2,156,318
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/37	1,000,000	895,693
Series A, Insured: AGM
3.00%, due 1/1/39	6,955,000	6,041,377
Series A, Insured: AGM
3.00%, due 1/1/40	8,315,000	7,120,989
Series A, Insured: AGM
3.00%, due 1/1/46	10,000,000	7,866,645
	Principal Amount	Value

Other Revenue (continued)
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	$ 1,050,000	$ 1,055,929
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	189,103
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	424,436
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	75,394
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,455,294
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	375,803
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,562,149
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,006,354
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	5,450,000	5,671,286
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	5,000,000	5,236,784
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 5/1/44	4,000,000	3,954,629
Series E-1
4.00%, due 2/1/46	5,440,000	5,336,624
Series B-1
5.00%, due 11/1/36	19,585,000	20,912,080
Series F-1
5.00%, due 2/1/47	5,000,000	5,298,504
Series D-1
5.50%, due 11/1/45	2,500,000	2,782,437
Series B
5.50%, due 5/1/47	2,830,000	3,164,226

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/26	$ 6,000,000	$ 6,094,508
5.00%, due 11/15/40	1,620,000	1,635,206
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	2,234,225
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,096,670
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	2,036,606
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	935,976
Series A
5.00%, due 6/1/45	245,000	223,256
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,500,273
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	709,242
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,647,240
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	137,996
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,187,309
	Principal Amount	Value

Other Revenue (continued)
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds (continued)
Insured: AGM-CR
4.00%, due 2/15/43	$ 6,665,000	$ 6,548,353
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,659,940
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,725,664
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,039,627
Series A
3.125%, due 9/15/50	700,000	561,372
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	827,579
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series E
5.00%, due 3/15/36	9,200,000	9,304,192
Series A
5.00%, due 2/15/41	2,050,000	2,094,247
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,098,402
Series E
4.00%, due 3/15/45	2,000,000	1,970,578
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,462,137
Series C
4.00%, due 4/1/34	3,000,000	3,026,046
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	$ 1,755,000	$ 1,758,461
Series A
6.146%, due 4/1/28	1,350,000	1,352,285
Series A
6.205%, due 4/1/29	1,105,000	1,106,337
Series A
6.255%, due 4/1/30	1,050,000	1,050,941
Series A
6.308%, due 4/1/31	1,000,000	1,000,017
New York State Housing Finance Agency, Revenue Bonds
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,860,519
Series B-1
4.60%, due 11/1/54	2,500,000	2,509,661
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,428,629
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (c)	5,750,000	5,750,568
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	10,000,000	9,714,395
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (c)	15,000,000	14,827,669
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,869,600
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,087,152
	Principal Amount	Value

Other Revenue (continued)
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	$ 1,155,000	$ 1,226,591
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	2,000,000	1,945,408
4.375%, due 10/1/45	10,000,000	9,569,843
5.00%, due 10/1/35	3,000,000	3,124,785
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	2,595,000	2,288,693
4.00%, due 4/30/53	2,505,000	2,136,761
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	499,967
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,766,000	5,176,848
Series A-1
4.75%, due 7/1/53	1,000,000	993,142
Series A-2
4.784%, due 7/1/58	19,038,000	18,896,127
Series A-1
5.00%, due 7/1/58	1,189,000	1,191,734
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,421,312
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,625,176
State of New York, Mortgage Agency, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	734,397
Series 221
3.50%, due 10/1/32 (b)	3,365,000	3,312,086

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
State of New York, Mortgage Agency, Revenue Bonds (continued)
Series 213
4.25%, due 10/1/47	$ 320,000	$ 321,412
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 190
3.80%, due 10/1/40	3,075,000	2,854,143
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	150,000	156,763
Series A
5.00%, due 12/1/34	165,000	172,439
Series A
5.00%, due 12/1/40	175,000	178,452
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	1,001,799
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,964,234
Series D
4.00%, due 11/15/39	1,185,000	1,121,225
Series D
5.00%, due 11/15/27	2,825,000	2,864,020
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,034,570
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	690,000	690,373
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	5,000,000	5,350,329
	Principal Amount	Value

Other Revenue (continued)
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds (continued)
Series A
5.50%, due 5/15/63	$ 10,450,000	$ 11,511,773
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,760,032
Series C
5.25%, due 11/15/42	4,000,000	4,481,976
Series C
5.25%, due 5/15/52	4,885,000	5,269,850
Series D-2
5.50%, due 5/15/52	5,000,000	5,499,869
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	4,912,427
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,031,368
Series B
5.00%, due 6/1/48	11,140,000	9,841,694
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	988,698
Series A
5.00%, due 10/1/32	900,000	883,721
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,170,000	1,181,914
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,563,802
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	277,565
5.00%, due 7/1/28	270,000	280,325
5.00%, due 7/1/29	100,000	103,772
5.00%, due 7/1/34	200,000	205,822
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	$ 250,000	$ 254,208
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,378,555
		543,845,124
Transportation 14.2%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	816,262
Series A
5.00%, due 12/15/43	1,750,000	1,820,941
Series A
5.00%, due 12/15/48	2,585,000	2,671,097
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,697,482
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	550,000	581,085
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,692,214
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	4,637,053
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,131,946
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,543,850
Series D
4.00%, due 11/15/48	300,000	285,727
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AGM
5.00%, due 11/15/44	9,000,000	9,373,333
	Principal Amount	Value

Transportation (continued)
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	$ 2,500,000	$ 2,518,629
Series O
4.00%, due 1/1/39	6,000,000	6,060,997
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,334,036
Series P
5.00%, due 1/1/49	4,500,000	4,829,176
Series P
5.25%, due 1/1/54	5,000,000	5,446,089
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,814,162
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AGC
5.25%, due 12/31/54 (b)	10,000,000	10,548,092
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (b)	2,000,000	2,073,067
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series B, Insured: AGC
(zero coupon), due 12/31/54 (b)(d)	9,250,000	5,951,379
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AGM
5.25%, due 6/30/60	1,600,000	1,674,847
5.50%, due 6/30/54	3,500,000	3,702,608
5.50%, due 6/30/60	6,600,000	6,962,818
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Series A
4.00%, due 12/1/41	1,300,000	1,241,547
Series A
5.00%, due 12/1/29	1,750,000	1,853,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b) (continued)
Series A
5.00%, due 12/1/36	$ 1,600,000	$ 1,667,664
5.00%, due 12/1/37	4,000,000	4,203,708
5.375%, due 6/30/60	3,955,000	4,099,402
6.00%, due 6/30/54	8,500,000	9,181,474
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/27	610,000	610,233
Series A
5.00%, due 4/1/29	325,000	325,096
Series A
5.00%, due 4/1/29	600,000	629,776
Series A
5.00%, due 4/1/30	375,000	391,068
Series A
5.00%, due 4/1/31	1,350,000	1,403,353
Series A
5.00%, due 4/1/32	400,000	414,946
Series A
5.00%, due 4/1/34	450,000	464,900
Series A
5.00%, due 4/1/35	400,000	411,556
Series A
5.00%, due 4/1/36	1,665,000	1,697,719
Series A
5.00%, due 4/1/38	375,000	383,255
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(b)	1,980,000	1,840,457
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	638,700
Series B
5.00%, due 7/1/37 (b)	200,000	204,012
Series A
5.00%, due 7/1/48	1,235,000	1,245,938
	Principal Amount	Value

Transportation (continued)
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 221
4.00%, due 7/15/37	$ 1,900,000	$ 1,908,428
Series 214
4.00%, due 9/1/43	3,000,000	2,843,675
Series 223
4.00%, due 7/15/46	3,000,000	2,877,292
Series 186
5.00%, due 10/15/30	9,745,000	9,745,000
Series 231
5.50%, due 8/1/42	3,770,000	4,122,061
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,829,689
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	1,000,000	1,017,577
5.00%, due 7/1/27	635,000	653,767
5.00%, due 7/1/28	875,000	909,675
5.00%, due 7/1/31	1,000,000	1,055,052
5.00%, due 7/1/34	775,000	805,451
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	9,613,002
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,806,501
Series B
5.00%, due 11/15/35	9,740,000	10,097,612
Series B
5.00%, due 11/15/37	1,500,000	1,552,839
Series A
5.50%, due 11/15/57	10,000,000	10,958,530
		200,871,449
Utilities 2.8%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,255,000	1,295,379
Series A
5.00%, due 10/1/40	3,600,000	3,677,805
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	$ 3,500,000	$ 3,408,291
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	2,620,000	2,577,159
Series A, Insured: AGM
4.00%, due 11/15/52	8,175,000	7,970,538
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
4.263%, due 7/1/29	5,000,000	4,850,039
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,131
Series XX
5.25%, due 7/1/40 (e)	5,630,000	2,913,525
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/38	10,210,000	10,652,890
5.00%, due 12/15/39	2,250,000	2,343,764
		39,904,521
Water & Sewer 7.5%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,520,923
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/44	1,500,000	1,618,820
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	4,055,000	4,099,872
Series A
5.00%, due 1/1/50	9,975,000	10,228,747
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,835,269
5.00%, due 8/1/37	750,000	751,099
	Principal Amount	Value

Water & Sewer (continued)
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series AA-1
4.00%, due 6/15/54	$ 9,000,000	$ 8,688,148
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,968,253
Series AA
5.00%, due 6/15/38	3,500,000	3,637,025
Series HH
5.00%, due 6/15/39	3,500,000	3,529,659
Series AA
5.00%, due 6/15/40	2,200,000	2,351,992
Series DD-2
5.25%, due 6/15/47	6,435,000	7,046,216
Series AA-1
5.25%, due 6/15/52	18,280,000	19,835,529
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.00%, due 9/15/47	7,650,000	8,261,279
Series A
5.00%, due 2/15/49	6,500,000	6,817,897
Series B
5.25%, due 9/15/52	4,850,000	5,293,675
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	795,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,662,485
Series B
5.00%, due 7/1/37	545,000	572,145
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,694,051

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a) (continued)
Series A
5.00%, due 7/1/47	$ 2,500,000	$ 2,553,390
		105,761,531
Total Long-Term Municipal Bonds (Cost $1,349,470,169)		1,354,508,216
Short-Term Municipal Notes 3.9%
Education 0.1%
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory, Revenue Bonds
4.05%, due 1/1/34 (f)	1,200,000	1,200,000
General 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund
3.69%, due 5/1/47 (a)(b)(f)	15,000,000	15,000,000
Other Revenue 1.8%
New York City Industrial Development Agency, 123 Washington LLC, Revenue Bonds
4.25%, due 10/1/42 (f)	5,300,000	5,300,000
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-4
4.05%, due 2/1/45 (f)	2,410,000	2,410,000
New York State Environmental Facilities Corp., Waste Management, Inc., Revenue Bonds
4.25%, due 5/1/30 (b)(f)	18,500,000	18,500,000
		26,210,000
	Principal Amount	Value

Water & Sewer 0.9%
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD
4.00%, due 6/15/33 (f)	$ 13,250,000	$ 13,250,000
Total Short-Term Municipal Notes (Cost $55,660,000)		55,660,000
Total Municipal Bonds (Cost $1,405,130,169)		1,410,168,216

	Shares
Closed-End Funds 0.4%
New York 0.4%
BlackRock MuniHoldings New York Quality Fund, Inc.	63,979	682,016
BlackRock MuniYield New York Quality Fund, Inc.	93,409	964,915
BlackRock New York Municipal Income Trust	75,850	807,803
Eaton Vance New York Municipal Bond Fund	12,636	120,042
Nuveen New York AMT-Free Quality Municipal Income Fund	171,267	1,861,672
Nuveen New York Quality Municipal Income Fund	53,530	609,707
Total Closed-End Funds (Cost $5,619,556)		5,046,155
Short-Term Investment 0.2%
Unaffiliated Investment Company 0.2%
BlackRock Liquidity Funds MuniCash, 3.143% (g)	2,859,188	2,859,379
Total Short-Term Investment (Cost $2,859,379)		2,859,379
Total Investments (Cost $1,413,609,104)	100.4%	1,418,073,750
Other Assets, Less Liabilities	(0.4)	(5,412,368)
Net Assets	100.0%	$ 1,412,661,382

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(d)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(e)	Issue in default.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of October 31, 2024.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,354,508,216	$ —	$ 1,354,508,216
Short-Term Municipal Notes	—	55,660,000	—	55,660,000
Total Municipal Bonds	—	1,410,168,216	—	1,410,168,216
Closed-End Funds	5,046,155	—	—	5,046,155
Short-Term Investment
Unaffiliated Investment Company	2,859,379	—	—	2,859,379
Total Investments in Securities	$ 7,905,534	$ 1,410,168,216	$ —	$ 1,418,073,750

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay New York Muni Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $1,413,609,104)	$1,418,073,750
Receivables:
Dividends and interest	17,925,550
Fund shares sold	4,562,696
Other assets	15,453
Total assets	1,440,577,449
Liabilities
Payables:
Investment securities purchased	22,464,095
Fund shares redeemed	3,905,306
Manager (See Note 3)	528,845
NYLIFE Distributors (See Note 3)	208,768
Transfer agent (See Note 3)	58,812
Professional fees	29,776
Custodian	14,162
Trustees	650
Shareholder communication	89
Accrued expenses	3,171
Distributions payable	702,393
Total liabilities	27,916,067
Net assets	$1,412,661,382
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$146,660
Additional paid-in-capital	1,549,307,617
1,549,454,277
Total distributable earnings (loss)	(136,792,895)
Net assets	$1,412,661,382
Class A
Net assets applicable to outstanding shares	$857,582,181
Shares of beneficial interest outstanding	89,040,828
Net asset value per share outstanding	$9.63
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.93
Investor Class
Net assets applicable to outstanding shares	$461,210
Shares of beneficial interest outstanding	47,868
Net asset value per share outstanding	$9.64
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.89
Class C
Net assets applicable to outstanding shares	$62,222,281
Shares of beneficial interest outstanding	6,459,864
Net asset value and offering price per share outstanding	$9.63
Class C2
Net assets applicable to outstanding shares	$2,182,203
Shares of beneficial interest outstanding	226,676
Net asset value and offering price per share outstanding	$9.63
Class I
Net assets applicable to outstanding shares	$480,713,093
Shares of beneficial interest outstanding	49,897,874
Net asset value and offering price per share outstanding	$9.63
Class R6
Net assets applicable to outstanding shares	$9,500,414
Shares of beneficial interest outstanding	986,479
Net asset value and offering price per share outstanding	$9.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$51,116,604
Dividends	177,163
Total income	51,293,767
Expenses
Manager (See Note 3)	5,553,586
Distribution/Service—Class A (See Note 3)	1,885,162
Distribution/Service—Investor Class (See Note 3)	946
Distribution/Service—Class C (See Note 3)	316,953
Distribution/Service—Class C2 (See Note 3)	11,320
Transfer agent (See Note 3)	354,552
Professional fees	133,900
Custodian	85,599
Trustees	29,152
Shareholder communication	27,961
Registration	24,013
Miscellaneous	56,807
Total expenses before waiver/reimbursement	8,479,951
Expense waiver/reimbursement from Manager (See Note 3)	(34,814)
Net expenses	8,445,137
Net investment income (loss)	42,848,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,045,611)
Futures transactions	582,762
Net realized gain (loss)	(1,462,849)
Net change in unrealized appreciation (depreciation) on investments	94,041,063
Net realized and unrealized gain (loss)	92,578,214
Net increase (decrease) in net assets resulting from operations	$135,426,844
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay New York Muni Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$42,848,630	$37,062,325
Net realized gain (loss)	(1,462,849)	(59,991,625)
Net change in unrealized appreciation (depreciation)	94,041,063	52,861,584
Net increase (decrease) in net assets resulting from operations	135,426,844	29,932,284
Distributions to shareholders:
Class A	(27,400,318)	(25,441,676)
Investor Class	(13,658)	(12,102)
Class C	(2,133,773)	(2,343,374)
Class C2	(55,898)	(52,746)
Class I	(16,259,869)	(13,154,264)
Class R6	(246,083)	(66,162)
Total distributions to shareholders	(46,109,599)	(41,070,324)
Capital share transactions:
Net proceeds from sales of shares	543,532,021	454,803,941
Net asset value of shares issued to shareholders in reinvestment of distributions	38,568,947	34,469,812
Cost of shares redeemed	(288,872,091)	(508,992,997)
Increase (decrease) in net assets derived from capital share transactions	293,228,877	(19,719,244)
Net increase (decrease) in net assets	382,546,122	(30,857,284)
Net Assets
Beginning of year	1,030,115,260	1,060,972,544
End of year	$1,412,661,382	$1,030,115,260
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.32(a)	0.30(a)	0.24(a)	0.22(a)	0.29
Net realized and unrealized gain (loss)	0.81	0.00‡	(2.00)	0.34	(0.04)
Total from investment operations	1.13	0.30	(1.76)	0.56	0.25
Less distributions:
From net investment income	(0.35)	(0.34)	(0.29)	(0.25)	(0.30)
Net asset value at end of year	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	12.84%	3.18%	(16.36)%	5.32%	2.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.37%	3.22%	2.37%	2.02%	2.38%
Net expenses (c)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses (before waiver/reimbursement) (c)	0.76%	0.76%	0.76%	0.76%	0.80%
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of year (in 000’s)	$857,582	$629,501	$690,832	$907,662	$688,870

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.32(a)	0.30(a)	0.24(a)	0.22(a)	0.25
Net realized and unrealized gain (loss)	0.82	0.00‡	(2.00)	0.34	0.00‡
Total from investment operations	1.14	0.30	(1.76)	0.56	0.25
Less distributions:
From net investment income	(0.35)	(0.34)	(0.29)	(0.25)	(0.30)
Net asset value at end of year	$9.64	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	12.81%	3.15%	(16.37)%	5.32%	2.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.35%	3.19%	2.37%	2.03%	2.39%
Net expenses (c)	0.77%	0.77%	0.76%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.78%	0.78%	0.77%	0.77%	0.82%
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of year (in 000's)	$461	$329	$301	$375	$414

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.30(a)	0.28(a)	0.21(a)	0.19(a)	0.24
Net realized and unrealized gain (loss)	0.80	(0.01)	(2.00)	0.35	(0.02)
Total from investment operations	1.10	0.27	(1.79)	0.54	0.22
Less distributions:
From net investment income	(0.32)	(0.31)	(0.26)	(0.23)	(0.27)
Net asset value at end of year	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	12.53%	2.89%	(16.58)%	5.05%	2.08%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.10%	2.94%	2.11%	1.77%	2.13%
Net expenses (c)	1.02%	1.02%	1.01%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.03%	1.03%	1.02%	1.02%	1.07%
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of year (in 000’s)	$62,222	$61,438	$73,022	$111,681	$107,117

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,				August 31, 2020^ through October 31,
Class C2	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.85	$8.88	$10.94	$10.63	$10.72
Net investment income (loss)	0.28(a)	0.26(a)	0.20(a)	0.17(a)	0.04
Net realized and unrealized gain (loss)	0.81	0.01	(2.02)	0.35	(0.09)
Total from investment operations	1.09	0.27	(1.82)	0.52	(0.05)
Less distributions:
From net investment income	(0.31)	(0.30)	(0.24)	(0.21)	(0.04)
Net asset value at end of period	$9.63	$8.85	$8.88	$10.94	$10.63
Total investment return (b)	12.36%	2.86%	(16.80)%	4.89%	(0.50)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.95%	2.79%	1.96%	1.55%	1.32%††
Net expenses (c)	1.17%	1.17%	1.16%	1.15%	1.17%††
Expenses (before waiver/reimbursement) (c)	1.18%	1.18%	1.17%	1.16%	1.22%††
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$2,182	$1,476	$1,638	$1,861	$315

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.85	$8.89	$10.94	$10.63	$10.68
Net investment income (loss)	0.35(a)	0.33(a)	0.26(a)	0.25(a)	0.32
Net realized and unrealized gain (loss)	0.80	(0.01)	(2.00)	0.34	(0.05)
Total from investment operations	1.15	0.32	(1.74)	0.59	0.27
Less distributions:
From net investment income	(0.37)	(0.36)	(0.31)	(0.28)	(0.32)
Net asset value at end of year	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	13.12%	3.43%	(16.15)%	5.59%	2.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%	3.46%	2.63%	2.27%	2.64%
Net expenses (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement) (c)	0.51%	0.51%	0.51%	0.51%	0.55%
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of year (in 000’s)	$480,713	$334,748	$294,456	$353,955	$261,819

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,				November 1, 2019^ through October 31,
Class R6	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.85	$8.89	$10.94	$10.63	$10.69
Net investment income (loss)	0.35(a)	0.33(a)	0.27(a)	0.26(a)	0.29
Net realized and unrealized gain (loss)	0.81	(0.01)	(2.01)	0.33	(0.03)
Total from investment operations	1.16	0.32	(1.74)	0.59	0.26
Less distributions:
From net investment income	(0.38)	(0.36)	(0.31)	(0.28)	(0.32)
Net asset value at end of period	$9.63	$8.85	$8.89	$10.94	$10.63
Total investment return (b)	13.14%	3.45%	(16.14)%	5.61%	2.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.63%	3.51%	2.67%	2.34%	2.39%
Net expenses (c)	0.48%	0.48%	0.48%	0.47%	0.48%
Expenses (before waiver/reimbursement) (c)	0.48%	0.48%	0.48%	0.49%	0.54%
Portfolio turnover rate	16%(d)	69%	53%(d)	10%(d)	29%(d)
Net assets at end of period (in 000’s)	$9,500	$2,624	$724	$806	$1,404

^	Inception date.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay New York Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 14, 2012
Investor Class	May 14, 2012
Class C	May 14, 2012
Class C2	August 31, 2020
Class I	May 14, 2012
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares based on a shareholder’s account balance as described in the Fund’s prospectus. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and New York state and, in some cases, New York local income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

27

Notes to Financial Statements (continued)
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at

28	NYLI MacKay New York Muni Fund

the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not
29

Notes to Financial Statements (continued)
included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 5.1% of the Fund’s net assets, of which 10.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

30	NYLI MacKay New York Muni Fund

(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$582,762	$582,762
Total Net Realized Gain (Loss)	$582,762	$582,762

Average Notional Amount	Total
Futures Contracts Short (a)	$(36,097,500)

(a)	Positions were open for ten months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion. During the year ended October 31, 2024, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Investor Class, Class C, Class C2 and Class I shares. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $5,553,586 and waived fees and/or reimbursed expenses in the amount of $34,814 and paid the Subadvisor fees in the amount of $2,759,386.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the
31

Notes to Financial Statements (continued)
average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $8,592 and $2, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $87,680 and $8,531, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$205,702	$—
Investor Class	197	—
Class C	33,237	—
Class C2	904	—
Class I	114,259	—
Class R6	253	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,020	1.1%
Class R6	26,481	0.3
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,420,055,981	$21,437,303	$(28,247,739)	$(6,810,436)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$680,763	$(129,960,829)	$(702,393)	$(6,810,436)	$(136,792,895)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale and cumulative bond amortization adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $129,960,829, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$44,192	$85,769

32	NYLI MacKay New York Muni Fund

During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$1,649,834	$1,334,393
Exempt Interest Dividends	44,459,765	39,735,931
Total	$46,109,599	$41,070,324
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended
October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $534,850 and $197,760, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	32,784,373	$316,662,247
Shares issued to shareholders in reinvestment of distributions	2,502,805	24,159,675
Shares redeemed	(17,402,548)	(167,397,163)
Net increase (decrease) in shares outstanding before conversion	17,884,630	173,424,759
Shares converted into Class A (See Note 1)	39,026	377,746
Shares converted from Class A (See Note 1)	(12,537)	(121,140)
Net increase (decrease)	17,911,119	$173,681,365
Year ended October 31, 2023:
Shares sold	24,594,452	$231,708,083
Shares issued to shareholders in reinvestment of distributions	2,381,105	22,420,239
Shares redeemed	(33,582,116)	(310,328,269)
Net increase (decrease) in shares outstanding before conversion	(6,606,559)	(56,199,947)
Shares converted into Class A (See Note 1)	35,928	340,496
Shares converted from Class A (See Note 1)	(24,595)	(233,252)
Net increase (decrease)	(6,595,226)	$(56,092,703)

33

Notes to Financial Statements (continued)
Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	28,953	$281,260
Shares issued to shareholders in reinvestment of distributions	1,368	13,210
Shares redeemed	(4,576)	(43,997)
Net increase (decrease) in shares outstanding before conversion	25,745	250,473
Shares converted into Investor Class (See Note 1)	438	4,251
Shares converted from Investor Class (See Note 1)	(15,480)	(150,000)
Net increase (decrease)	10,703	$104,724
Year ended October 31, 2023:
Shares sold	18,441	$174,014
Shares issued to shareholders in reinvestment of distributions	1,216	11,455
Shares redeemed	(4,985)	(46,776)
Net increase (decrease) in shares outstanding before conversion	14,672	138,693
Shares converted from Investor Class (See Note 1)	(11,369)	(107,785)
Net increase (decrease)	3,303	$30,908

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,602,899	$15,516,880
Shares issued to shareholders in reinvestment of distributions	182,596	1,762,235
Shares redeemed	(2,242,952)	(21,621,613)
Net increase (decrease) in shares outstanding before conversion	(457,457)	(4,342,498)
Shares converted from Class C (See Note 1)	(23,977)	(231,997)
Net increase (decrease)	(481,434)	$(4,574,495)
Year ended October 31, 2023:
Shares sold	1,088,019	$10,336,076
Shares issued to shareholders in reinvestment of distributions	196,926	1,855,696
Shares redeemed	(2,533,719)	(23,858,269)
Net increase (decrease) in shares outstanding before conversion	(1,248,774)	(11,666,497)
Shares converted from Class C (See Note 1)	(24,559)	(232,711)
Net increase (decrease)	(1,273,333)	$(11,899,208)

Class C2	Shares	Amount
Year ended October 31, 2024:
Shares sold	85,819	$830,044
Shares issued to shareholders in reinvestment of distributions	5,794	55,898
Shares redeemed	(31,817)	(307,165)
Net increase (decrease)	59,796	$578,777
Year ended October 31, 2023:
Shares sold	57,349	$540,085
Shares issued to shareholders in reinvestment of distributions	5,598	52,746
Shares redeemed	(80,372)	(760,924)
Net increase (decrease)	(17,425)	$(168,093)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	21,033,423	$202,540,747
Shares issued to shareholders in reinvestment of distributions	1,277,399	12,333,336
Shares redeemed	(10,239,109)	(98,224,450)
Net increase (decrease) in shares outstanding before conversion	12,071,713	116,649,633
Shares converted into Class I (See Note 1)	12,537	121,140
Net increase (decrease)	12,084,250	$116,770,773
Year ended October 31, 2023:
Shares sold	22,253,554	$209,879,388
Shares issued to shareholders in reinvestment of distributions	1,068,947	10,063,514
Shares redeemed	(18,653,532)	(173,775,037)
Net increase (decrease) in shares outstanding before conversion	4,668,969	46,167,865
Shares converted into Class I (See Note 1)	24,580	233,252
Net increase (decrease)	4,693,549	$46,401,117

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	796,825	$7,700,843
Shares issued to shareholders in reinvestment of distributions	25,326	244,593
Shares redeemed	(132,128)	(1,277,703)
Net increase (decrease)	690,023	$6,667,733
Year ended October 31, 2023:
Shares sold	231,497	$2,166,295
Shares issued to shareholders in reinvestment of distributions	7,053	66,162
Shares redeemed	(23,520)	(223,722)
Net increase (decrease)	215,030	$2,008,735
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for

34	NYLI MacKay New York Muni Fund

possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay New York Muni Fund (formerly MainStay MacKay New York Tax Free Opportunities Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly New York Life Investments Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
36	NYLI MacKay New York Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.4% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
38

NYLI MacKay Short Term Muni Fund
(formerly known as MainStay MacKay Short Term Municipal Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 96.2%
Long-Term Municipal Bonds 93.2%
Alabama 5.0%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 511,386
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.89%, due 4/1/53	7,195,000	6,995,643
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,939,194
Series C-1
5.25%, due 6/1/25	615,000	619,502
Series C-1
5.25%, due 12/1/25	880,000	893,553
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,630,273
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,839,548
Energy Southeast, A Cooperative District, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,651,800
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,951,620
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,779,507
		39,812,026
Arizona 4.3%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
3.49%, due 1/1/46	2,400,000	2,389,056
Arizona Health Facilities Authority, Revenue Bonds
Series B
3.49%, due 1/1/46	600,000	595,188
	Principal Amount	Value

Arizona (continued)
Arizona Health Facilities Authority, Revenue Bonds (continued)
Series B
3.49%, due 1/1/46	$ 12,000,000	$ 11,837,657
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/29	12,000,000	12,912,163
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,617,283
		34,351,347
California 9.2%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AGM-CR AMBAC
(zero coupon), due 10/1/27	4,500,000	3,927,374
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AGM
2.093%, due 7/1/27	1,135,000	1,061,565
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,521,696
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	4,500,000	4,834,145
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,494,308
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(b)	5,000,000	5,018,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series B
4.15%, due 7/1/51 (a)(b)	$ 2,000,000	$ 1,995,327
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series B
4.879%, due 4/1/29	3,300,000	3,348,137
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,302,912
Clovis Unified School District, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/25	2,500,000	2,443,884
Corona-Norco Unified School District, Unlimited General Obligation
Series A
5.00%, due 8/1/44	960,000	975,063
Eastern Municipal Water District, Revenue Bonds
Series A
3.00%, due 7/1/25	4,095,000	4,094,533
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,512,387
Los Angeles Unified School District, Unlimited General Obligation
Series QRR
4.85%, due 1/1/25	2,000,000	2,000,191
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,581,498
Series B
5.00%, due 7/1/29	1,750,000	1,871,001
San Diego Unified School District, Unlimited General Obligation
Series B-2
4.446%, due 7/1/25	3,000,000	2,997,496
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series A
5.00%, due 5/1/29 (b)	$ 4,000,000	$ 4,268,264
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
5.833%, due 7/1/43	4,955,000	4,906,089
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,156,247
State of California, Various Purpose, Unlimited General Obligation
1.75%, due 11/1/30	1,375,000	1,185,445
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,052,141
		73,548,254
Colorado 3.2%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,833,761
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 12/1/25	300,000	304,694
Series A, Insured: AGC
5.00%, due 12/1/27	1,000,000	1,049,638
Series A, Insured: AGC
5.00%, due 12/1/28	580,000	616,878
Series A, Insured: AGC
5.00%, due 12/1/29	940,000	1,011,887
Series A, Insured: AGC
5.00%, due 12/1/30	1,000,000	1,084,713
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 12/1/25	5,370,000	5,455,751
Series A
5.00%, due 12/1/26	2,750,000	2,834,936

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	$ 4,475,000	$ 4,501,611
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	4,500,000	4,371,300
		26,065,169
Connecticut 0.3%
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/26	2,260,000	2,256,179
District of Columbia 1.8%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,091,574
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,637,825
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,252,354
Series A
5.00%, due 10/1/28	1,020,000	1,076,780
Series A
5.00%, due 10/1/29	7,000,000	7,473,411
		14,531,944
Florida 2.4%
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,129,679
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.25%, due 9/1/27	2,000,000	2,118,430
	Principal Amount	Value

Florida (continued)
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	$ 4,225,000	$ 4,365,582
State of Florida, Unlimited General Obligation
Series B
5.00%, due 7/1/25	9,665,000	9,786,276
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	960,000	959,764
		19,359,731
Georgia 2.4%
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,269,817
Development Authority of Monroe County (The), Georgia Power Co. Scherer, Revenue Bonds, First Series
Series 1
1.00%, due 7/1/49 (a)	1,590,000	1,484,778
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	7,490,000	7,579,536
Series B
5.00%, due 12/1/52	3,500,000	3,708,881
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
5.00%, due 1/1/26	970,000	989,666
State of Georgia, Unlimited General Obligation
Series A
5.00%, due 7/1/25	3,170,000	3,210,829
		19,243,507
Guam 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	500,000	523,681
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hawaii 1.1%
State of Hawaii, Unlimited General Obligation
Series FB
3.00%, due 4/1/32	$ 4,480,000	$ 4,264,315
Series FH
5.00%, due 10/1/28	3,620,000	3,764,656
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,052,568
		9,081,539
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,190,000	1,193,649
Illinois 6.1%
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series B
5.00%, due 1/1/25 (b)	835,000	835,952
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/30 (b)	7,000,000	7,451,597
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	1,000,000	1,065,341
City of Country Club Hills, Unlimited General Obligation
Insured: BAM
4.00%, due 12/1/25	1,230,000	1,233,432
Illinois Finance Authority, American Water Capital Corp., Revenue Bonds
2.45%, due 10/1/39 (a)	2,250,000	2,079,889
Illinois Finance Authority, Presbyterian Homes Obligated Group, Revenue Bonds
Series B
3.94%, due 5/1/42	1,125,000	1,111,313
	Principal Amount	Value

Illinois (continued)
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	$ 2,665,000	$ 2,916,303
Series B
6.25%, due 12/1/28	2,000,000	2,243,803
Series B
6.25%, due 12/1/29	775,000	889,734
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,656,498
Series D
5.00%, due 11/1/24	10,000,000	10,000,000
Series D
5.00%, due 11/1/25	5,100,000	5,176,981
Series A
5.00%, due 3/1/29	3,745,000	4,009,449
Series B
5.00%, due 10/1/29	800,000	860,978
Series C
5.00%, due 11/1/29	5,920,000	6,193,761
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/25	100,000	100,854
5.00%, due 12/1/27	1,145,000	1,193,296
		49,019,181
Indiana 1.9%
Center Grove Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/1/25	1,240,000	1,241,552
Insured: State Intercept
5.00%, due 7/1/25	1,760,000	1,771,975
Insured: State Intercept
5.00%, due 1/1/26	1,805,000	1,829,570
Insured: State Intercept
5.00%, due 1/1/26 (c)	1,000,000	1,012,831
Hamilton Southeastern Schools, Limited General Obligation
Series A, Insured: State Intercept
5.00%, due 6/30/25	2,150,000	2,171,339
Series A, Insured: State Intercept
5.00%, due 12/31/25	1,430,000	1,459,653

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series B
0.65%, due 8/1/25	$ 1,500,000	$ 1,459,382
Series A
0.75%, due 12/1/38 (a)	2,000,000	1,927,840
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds
Series D
5.00%, due 1/1/26 (b)	2,495,000	2,535,535
		15,409,677
Iowa 0.3%
Iowa Finance Authority, Renewable Natural Gas Project, Green Bond, Revenue Bonds
3.875%, due 1/1/42 (a)(b)	2,000,000	2,003,659
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series B
5.00%, due 12/1/28 (b)	565,000	590,158
		2,593,817
Kansas 0.1%
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AGM
5.00%, due 9/1/27	775,000	814,595
Kentucky 1.9%
County of Knott, Revenue Bonds
4.00%, due 3/28/44 (a)(b)(d)	4,000,000	3,998,879
County of Owen, American Water Capital Corp., Revenue Bonds
Series A
2.45%, due 6/1/39 (a)	3,000,000	2,782,044
Kenton County Airport Board, Revenue Bonds (b)
Series A
5.00%, due 1/1/29	1,125,000	1,190,598
Series A
5.00%, due 1/1/30	1,250,000	1,332,462
	Principal Amount	Value

Kentucky (continued)
Kenton County School District Finance Corp., Kenton County School District, Revenue Bonds
Series B, Insured: BAM State Intercept
3.00%, due 4/1/30	$ 1,500,000	$ 1,447,992
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,277,436
		15,029,411
Louisiana 0.2%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/26	1,500,000	1,558,591
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration, Revenue Bonds
Series A
3.615%, due 2/1/29	1	1
		1,558,592
Maine 0.2%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AGM
5.00%, due 12/1/28 (b)	1,000,000	1,039,228
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/26	200,000	206,160
Series C, Insured: AGM State Aid Withholding
5.00%, due 7/1/27	200,000	210,634
		1,456,022
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts 0.5%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL-RE
5.50%, due 1/1/25	$ 689,000	$ 691,509
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.80%, due 12/1/25	1,820,000	1,749,181
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,896,010
		4,336,700
Michigan 2.3%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AGM
3.853%, due 7/1/32	13,500,000	13,224,478
Michigan Finance Authority, Revenue Bonds, Senior Lien
Series A-1
2.326%, due 6/1/30	352,749	350,819
Michigan State Housing Development Authority, Single-Family Mortgage, Revenue Bonds
Series A
3.35%, due 6/1/30	1,780,000	1,762,169
Michigan Strategic Fund, Consumers Energy Co., Revenue Bonds
3.35%, due 10/1/49 (a)(b)	2,000,000	1,988,493
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/25	685,000	690,498
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	667,497
		18,683,954
Minnesota 3.0%
City of Minneapolis, Unlimited General Obligation
4.00%, due 12/1/25	5,500,000	5,559,119
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,830,330
	Principal Amount	Value

Minnesota (continued)
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	$ 5,155,000	$ 4,412,132
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	8,016,579
Southern Minnesota Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 1/1/25	2,070,000	2,055,971
		23,874,131
Mississippi 0.4%
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	3,135,000	3,112,832
Missouri 0.2%
Kansas City Municipal Assistance Corp., Leasehold, Revenue Bonds
Series B-1, Insured: AMBAC
(zero coupon), due 4/15/26	2,000,000	1,903,977
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,106,167
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,314,095
		4,420,262
Nebraska 0.3%
Central Plains Energy Project, Gas Supply, Revenue Bonds
2.50%, due 12/1/49 (a)	2,050,000	2,022,706

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada 1.6%
County of Clark, Department of Aviation, Revenue Bonds, Sub. Lien
Series B
5.00%, due 7/1/26 (b)	$ 3,000,000	$ 3,074,686
State of Nevada, Limited General Obligation
Series A
5.00%, due 5/1/25	10,000,000	10,094,158
		13,168,844
New Jersey 3.1%
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	1,000,000	1,008,316
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds
Series A
2.20%, due 10/1/39 (a)(b)	3,500,000	3,079,863
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,909,131
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 12/1/24 (b)	1,210,000	1,211,222
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	10,000,000	10,273,491
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	1,000,000	887,558
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,160,603
		24,530,184
	Principal Amount	Value

New York 5.2%
Build NYC Resource Corp., Success Academy Charter Schools, Inc. Obligated Group, Revenue Bonds
5.00%, due 9/1/30	$ 1,200,000	$ 1,316,676
City of New York, Unlimited General Obligation
Series B-2
2.90%, due 10/1/27	3,600,000	3,451,507
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 8/1/26	3,500,000	3,471,090
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,082,427
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,174,666
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series A, Insured: SONYMA HUD Sector 8
0.75%, due 11/1/25	960,000	923,755
Series E
0.95%, due 5/1/25	5,050,000	5,050,000
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	5,000,000	4,942,557
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/26	5,000,000	5,180,949
Insured: AGM-CR
5.00%, due 12/1/29	4,000,000	4,325,332
5.00%, due 12/1/30	2,000,000	2,128,748
		42,047,707
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina 1.2%
County of Wake, Unlimited General Obligation
Series A
5.00%, due 5/1/25	$ 4,010,000	$ 4,046,562
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AGM
5.00%, due 7/1/28	1,000,000	1,050,106
Insured: AGM
5.00%, due 7/1/29	1,165,000	1,235,219
Insured: AGM
5.00%, due 7/1/30	1,100,000	1,174,358
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	793,412
Series A
5.50%, due 6/1/29	1,300,000	1,390,830
		9,690,487
Ohio 2.4%
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
3.47%, due 12/1/42	3,995,000	3,938,772
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Revenue Bonds, Junior Lien
Series A
5.00%, due 2/15/26	2,000,000	2,051,653
Springboro Community City School District, Unlimited General Obligation
Insured: AGM
5.25%, due 12/1/25	2,000,000	2,042,563
State of Ohio, Unlimited General Obligation
Series A
5.00%, due 3/1/26	1,275,000	1,310,225
Series U
5.00%, due 5/1/27	2,580,000	2,723,011
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/28 (b)	1,275,000	1,283,140
	Principal Amount	Value

Ohio (continued)
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series A
5.00%, due 1/1/32	$ 5,000,000	$ 5,614,494
		18,963,858
Oregon 2.8%
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
3.00%, due 6/1/27	3,475,000	3,440,645
Clackamas County Service District No. 1, Revenue Bonds
2.375%, due 12/1/31	3,000,000	2,688,366
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	6,000,000	5,897,047
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	4,692,535	4,755,327
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,250,000	3,460,267
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	2,000,000	2,225,720
		22,467,372
Pennsylvania 3.2%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,202,370
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	5,008,155
Series 1
5.00%, due 8/15/29	9,000,000	9,869,586

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	$ 8,000,000	$ 7,576,549
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AGC
3.853%, due 7/1/27	1,390,000	1,377,121
		26,033,781
Rhode Island 0.3%
State of Rhode Island, Unlimited General Obligation
Series A
5.00%, due 5/1/25	2,435,000	2,457,202
South Carolina 0.7%
Richland County School District No. 1, Unlimited General Obligation
Series C, Insured: SCSDE
3.00%, due 3/1/26	4,900,000	4,866,943
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,000,000	1,013,187
		5,880,130
Tennessee 1.5%
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	954,264
New Memphis Arena Public Building Authority, City of Memphis, Revenue Bonds
(zero coupon), due 4/1/27 (e)	1,000,000	941,481
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,000,000	2,124,851
	Principal Amount	Value

Tennessee (continued)
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	$ 7,650,000	$ 7,676,158
		11,696,754
Texas 11.0%
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A, Insured: AMBAC
(zero coupon), due 8/15/25	6,600,000	6,414,383
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/31	6,500,000	7,210,309
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	7,000,000	7,183,476
Series B
5.00%, due 2/15/26	7,000,000	7,183,476
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	637,903
Series A
5.00%, due 8/1/28	725,000	756,590
Series A
5.00%, due 8/1/30	750,000	792,676
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,086,503
City of Mesquite, Waterworks & Sewer System, Revenue Bonds
5.00%, due 3/1/26	1,035,000	1,062,224
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/28	5,950,000	5,906,267
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AGM
6.50%, due 3/1/27	390,000	417,573
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/30	$ 3,875,000	$ 4,102,734
Insured: BAM
7.00%, due 12/1/26	930,000	995,408
Insured: BAM
7.00%, due 12/1/27	800,000	882,049
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
5.00%, due 9/1/31	3,390,000	3,628,453
Series A, Insured: BAM
5.50%, due 9/1/31	3,450,000	3,762,294
Insured: BAM
6.00%, due 9/1/25	980,000	1,001,012
Insured: BAM
6.00%, due 9/1/26	980,000	1,025,830
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: AGM
7.50%, due 9/1/29	1,420,000	1,584,694
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/25	310,000	318,136
Insured: BAM
7.00%, due 9/1/26	325,000	345,034
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,028,719
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AGM
6.375%, due 9/1/30	1,850,000	2,028,513
North Texas Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/30 (b)	1,000,000	1,051,660
	Principal Amount	Value

Texas (continued)
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	$ 3,000,000	$ 2,953,640
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,745,091
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,510,482
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.117%, due 9/15/27	10,635,000	10,631,244
Texas Natural Gas Securitization Finance Corp., Winter Storm URI, Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,634,528	4,706,573
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	510,877
		88,463,823
U.S. Virgin Islands 2.5%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/25	4,200,000	4,247,043
Series A
5.00%, due 10/1/26	15,430,000	15,790,213
		20,037,256
Utah 1.0%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,092,850
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.00%, due 12/15/25	2,000,000	1,959,654
Series B
2.30%, due 12/15/28	1,000,000	965,200
Series B
2.60%, due 12/15/30	1,425,000	1,359,078

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	$ 690,827	$ 685,832
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,296,323
		8,358,937
Virginia 2.5%
County of Loudoun, Public Improvement, Unlimited General Obligation
Series A, Insured: State Aid Withholding
3.00%, due 12/1/28	5,475,000	5,446,311
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,024,870
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	2,500,000	2,539,716
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	3,000,000	2,991,491
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,876,741
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	3,000,000	2,888,330
		19,767,459
Washington 3.7%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.47%, due 1/1/40	10,000,000	9,899,573
	Principal Amount	Value

Washington (continued)
Seattle Housing Authority, Northgate Plaza Project, Revenue Bonds
1.00%, due 6/1/26	$ 895,000	$ 850,035
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,367,190
State of Washington, Unlimited General Obligation
Series R-2025B
5.00%, due 7/1/26	13,000,000	13,413,010
		29,529,808
Wisconsin 2.6%
City of Madison, Unlimited General Obligation
Series A
2.10%, due 10/1/26	6,690,000	6,465,341
Series A
2.15%, due 10/1/27	6,690,000	6,380,070
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,913,504
Racine Unified School District, Revenue Bonds
Series B
4.125%, due 4/1/25	4,500,000	4,500,229
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series B, Insured: HUD Sector 8
0.50%, due 11/1/50 (a)	495,000	495,000
		20,754,144
Total Long-Term Municipal Bonds (Cost $741,094,083)		748,050,629
Short-Term Municipal Notes 3.0%
Indiana 0.2%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
3.54%, due 3/1/39	1,765,000	1,744,612
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
Pennsylvania 0.2%
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Obligated Group, Revenue Bonds (f)
Series B-1
3.95%, due 7/1/54	$ 950,000	$ 950,000
Series B-2
3.95%, due 7/1/54	950,000	950,000
		1,900,000
Texas 1.3%
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Revenue Bonds
Series B
4.05%, due 12/1/59 (f)	10,000,000	10,000,000
Wisconsin 1.3%
Public Finance Authority, Moses H Cone Memorial Hospital Obligated Group, Revenue Bonds
Series B
4.05%, due 10/1/55 (f)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $23,665,000)		23,644,612
Total Municipal Bonds (Cost $764,759,083)		771,695,241

Long-Term Bonds 0.5%
Corporate Bonds 0.5%
Commercial Services 0.2%
Yale University
Series 2020
1.482%, due 4/15/30	2,000,000	1,706,338
Electric 0.3%
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, due 5/1/27	2,250,000	2,261,882
Total Corporate Bonds (Cost $3,955,904)		3,968,220
Total Long-Term Bonds (Cost $3,955,904)		3,968,220

	Shares	Value
Short-Term Investment 1.2%
Commercial Paper 1.2%
County of Mercer, 3.45%	10,000,000	$ 9,997,905
Total Short-Term Investment (Cost $10,000,000)		9,997,905
Total Investments (Cost $778,714,987)	97.9%	785,661,366
Other Assets, Less Liabilities	2.1	16,585,860
Net Assets	100.0%	$ 802,247,226

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Delayed delivery security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Term Muni Fund

Q-SBLF—Qualified School Board Loan Fund
SCSDE—South Carolina State Department of Education
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 748,050,629	$ —	$ 748,050,629
Short-Term Municipal Notes	—	23,644,612	—	23,644,612
Total Municipal Bonds	—	771,695,241	—	771,695,241
Long-Term Bonds
Corporate Bonds	—	3,968,220	—	3,968,220
Total Corporate Bonds	—	3,968,220	—	3,968,220
Short-Term Investment
Commercial Paper	—	9,997,905	—	9,997,905
Total Investments in Securities	$ —	$ 785,661,366	$ —	$ 785,661,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $778,714,987)	$785,661,366
Cash	23,590,302
Receivables:
Fund shares sold	13,074,086
Interest	7,257,597
Other assets	8,688
Total assets	829,592,039
Liabilities
Payables:
Investment securities purchased	25,358,133
Fund shares redeemed	772,468
Manager (See Note 3)	223,948
Transfer agent (See Note 3)	52,918
NYLIFE Distributors (See Note 3)	50,367
Custodian	44,607
Professional fees	20,382
Shareholder communication	11,802
Trustees	196
Accrued expenses	5,730
Distributions payable	804,262
Total liabilities	27,344,813
Net assets	$802,247,226
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$86,507
Additional paid-in-capital	880,248,581
880,335,088
Total distributable earnings (loss)	(78,087,862)
Net assets	$802,247,226
Class A
Net assets applicable to outstanding shares	$201,335,269
Shares of beneficial interest outstanding	21,708,516
Net asset value per share outstanding	$9.27
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.36
Class A2
Net assets applicable to outstanding shares	$35,493,218
Shares of beneficial interest outstanding	3,822,097
Net asset value per share outstanding	$9.29
Maximum sales charge (2.00% of offering price)	0.19
Maximum offering price per share outstanding	$9.48
Investor Class
Net assets applicable to outstanding shares	$2,026,365
Shares of beneficial interest outstanding	217,875
Net asset value per share outstanding	$9.30
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.35
Class I
Net assets applicable to outstanding shares	$474,442,935
Shares of beneficial interest outstanding	51,159,800
Net asset value and offering price per share outstanding	$9.27
Class R6
Net assets applicable to outstanding shares	$88,949,439
Shares of beneficial interest outstanding	9,598,352
Net asset value and offering price per share outstanding	$9.27

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Term Muni Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$29,693,487
Expenses
Manager (See Note 3)	2,759,587
Distribution/Service—Class A (See Note 3)	557,640
Distribution/Service—Class A2 (See Note 3)	101,571
Distribution/Service—Investor Class (See Note 3)	5,374
Transfer agent (See Note 3)	298,496
Professional fees	101,281
Registration	93,478
Shareholder communication	28,623
Trustees	17,885
Custodian	14,836
Miscellaneous	33,884
Total expenses before waiver/reimbursement	4,012,655
Expense waiver/reimbursement from Manager (See Note 3)	(123,379)
Net expenses	3,889,276
Net investment income (loss)	25,804,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(637,993)
Net change in unrealized appreciation (depreciation) on investments	20,685,245
Net realized and unrealized gain (loss)	20,047,252
Net increase (decrease) in net assets resulting from operations	$45,851,463
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statements of Changes in Net Assets
for the year ended October 31, 2024 and the period May 1, 2023 through October 31, 2023 and year ended April 30, 2023
	Year Ended October 31, 2024	Period May 1, 2023 through October 31, 2023(a)	Year Ended April 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$25,804,211	$15,152,986	$25,333,011
Net realized gain (loss)	(637,993)	(7,724,927)	(59,327,437)
Net change in unrealized appreciation (depreciation)	20,685,245	(12,955,835)	51,945,156
Net increase (decrease) in net assets resulting from operations	45,851,463	(5,527,776)	17,950,730
Distributions to shareholders:
Class A	(6,937,459)	(4,037,568)	(6,648,263)
Class A2	(1,260,608)	(750,087)	(1,288,784)
Investor Class	(60,017)	(30,656)	(40,583)
Class I	(15,428,119)	(9,376,547)	(17,108,080)
Class R6	(2,258,766)	(1,091,968)	(1,910,732)
Total distributions to shareholders	(25,944,969)	(15,286,826)	(26,996,442)
Capital share transactions:
Net proceeds from sales of shares	268,722,238	79,500,074	876,229,496
Net asset value of shares issued to shareholders in reinvestment of distributions	16,313,412	9,539,301	16,530,565
Cost of shares redeemed	(371,649,254)	(311,321,448)	(1,409,052,393)
Increase (decrease) in net assets derived from capital share transactions	(86,613,604)	(222,282,073)	(516,292,332)
Net increase (decrease) in net assets	(66,707,110)	(243,096,675)	(525,338,044)
	Year Ended October 31, 2024	Period May 1, 2023 through October 31, 2023(a)	Year Ended April 30, 2023
Net Assets
Beginning of period	$868,954,336	$1,112,051,011	$1,637,389,055
End of period	$802,247,226	$868,954,336	$1,112,051,011

(a)	The Fund changed its fiscal year end from April 30 to October 31.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,
Class A	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.06	$9.26	$9.31	$9.73	$9.54	$9.58
Net investment income (loss) (a)	0.29	0.13	0.15	0.04	0.06	0.13
Net realized and unrealized gain (loss)	0.21	(0.20)	(0.03)	(0.41)	0.21	(0.03)
Total from investment operations	0.50	(0.07)	0.12	(0.37)	0.27	0.10
Less distributions:
From net investment income	(0.29)	(0.13)	(0.17)	(0.05)	(0.08)	(0.14)
Net asset value at end of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Total investment return (b)	5.55%	(0.73)%	1.32%	(3.81)%	2.85%	1.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.09%	2.84%††	1.66%	0.36%	0.63%	1.30%
Net expenses	0.68%	0.69%††	0.68%	0.67%	0.65%	0.69%
Expenses (before waiver/reimbursement)	0.68%	0.69%††	0.68%	0.67%	0.65%	0.70%
Portfolio turnover rate (c)	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$201,335	$250,092	$306,828	$409,722	$503,769	$152,614

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,		September 30, 2020^ through April 30, 2021
Class A2	2024	2023#	2023	2022
Net asset value at beginning of period	$9.07	$9.27	$9.32	$9.75	$9.70**
Net investment income (loss) (a)	0.29	0.13	0.15	0.03	0.02
Net realized and unrealized gain (loss)	0.22	(0.20)	(0.03)	(0.41)	0.07
Total from investment operations	0.51	(0.07)	0.12	(0.38)	0.09
Less distributions:
From net investment income	(0.29)	(0.13)	(0.17)	(0.05)	(0.04)
Net asset value at end of period	$9.29	$9.07	$9.27	$9.32	$9.75
Total investment return (b)	5.65%	(0.73)%	1.32%	(3.91)%	0.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.09%	2.84%††	1.57%	0.36%	0.40%††
Net expenses	0.68%	0.69%††	0.68%	0.67%	0.65%††
Portfolio turnover rate (c)	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$35,493	$48,197	$54,326	$98,890	$88,248

#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class A as of September 30, 2020.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2024		2023	2022	2021	2020
Net asset value at beginning of period	$9.08	$9.28	$9.33	$9.76	$9.57	$9.61
Net investment income (loss) (a)	0.26	0.12	0.13	0.01	0.04	0.09
Net realized and unrealized gain (loss)	0.22	(0.20)	(0.04)	(0.42)	0.20	(0.02)
Total from investment operations	0.48	(0.08)	0.09	(0.41)	0.24	0.07
Less distributions:
From net investment income	(0.26)	(0.12)	(0.14)	(0.02)	(0.05)	(0.11)
Net asset value at end of period	$9.30	$9.08	$9.28	$9.33	$9.76	$9.57
Total investment return (b)	5.32%	(0.89)%	0.99%	(4.19)%	2.64%	0.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.77%	2.53%††	1.37%	0.06%	0.41%	0.98%
Net expenses	0.99%	0.99%††	1.00%	0.99%	0.98%	1.09%
Expenses (before waiver/reimbursement)	1.30%	1.32%††	1.30%	1.24%	1.25%	1.28%
Portfolio turnover rate (c)	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$2,026	$2,230	$2,511	$2,884	$3,608	$4,158

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,
Class I	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.06	$9.26	$9.31	$9.73	$9.54	$9.58
Net investment income (loss) (a)	0.31	0.14	0.18	0.06	0.09	0.15
Net realized and unrealized gain (loss)	0.21	(0.19)	(0.03)	(0.40)	0.21	(0.02)
Total from investment operations	0.52	(0.05)	0.15	(0.34)	0.30	0.13
Less distributions:
From net investment income	(0.31)	(0.15)	(0.20)	(0.08)	(0.11)	(0.17)
Net asset value at end of period	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Total investment return (b)	5.84%	(0.59)%	1.60%	(3.55)%	3.12%	1.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%	3.13%††	1.89%	0.63%	0.89%	1.58%
Net expenses	0.40%	0.40%††	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement)	0.43%	0.44%††	0.43%	0.42%	0.40%	0.45%
Portfolio turnover rate (c)	48%	61%	99%	62%	28%	94%
Net assets at end of period (in 000's)	$474,443	$514,457	$663,175	$1,125,893	$1,400,328	$412,193

#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	May 2, 2022^ through April 30,
Class R6	2024	2023#	2023
Net asset value at beginning of period	$9.05	$9.25	$9.30**
Net investment income (loss) (a)	0.31	0.14	0.18
Net realized and unrealized gain (loss)	0.22	(0.19)	(0.03)
Total from investment operations	0.53	(0.05)	0.15
Less distributions:
From net investment income	(0.31)	(0.15)	(0.20)
Net asset value at end of period	$9.27	$9.05	$9.25
Total investment return (b)	5.97%	(0.59)%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.38%	3.12%††	2.00%††
Net expenses	0.39%	0.40%††	0.40%††(c)
Expenses (before waiver/reimbursement)	0.39%	0.41%††	0.40%††
Portfolio turnover rate (d)	48%	61%	99%
Net assets at end of period (in 000's)	$88,949	$53,978	$85,211

#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class I as of May 2, 2022.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Term Muni Fund (formerly known as MainStay MacKay Short Term Municipal Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Class A2	September 30, 2020
Investor Class	February 28, 2008
Class I	January 2, 1991
Class R6	May 2, 2022
Class A, Class A2 and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and Class R6 shares are offered at NAV without a sales charge. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A and Investor Class shares are subject to a distribution and/or service fee. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Effective at the close of business on May 1, 2023, the Fund changed its fiscal and tax year end from April 30 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or

22	NYLI MacKay Short Term Muni Fund

liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves
23

Notes to Financial Statements (continued)
valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(H) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.

24	NYLI MacKay Short Term Muni Fund

(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; 0.33% on assets from $1 billion to $5 billion; and 0.32% on assets over $5 billion. During the year ended October 31, 2024, the effective management fee rate was 0.35% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.70%, Class A2, 0.70% and Class I, 0.40%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,759,587 and waived fees and/or reimbursed expenses in the amount of $123,379 and paid the Subadvisor fees in the amount of $1,318,104.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New
25

Notes to Financial Statements (continued)
York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I shares and Class R6 are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A2 and Investor Class shares during the year ended October 31, 2024, were $167 and $130, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class A2 shares during the year ended October 31, 2024, of $7,063 and $1,492.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$87,347	$—
Class A2	15,874	—
Investor Class	14,300	(6,793)
Class I	178,317	—
Class R6	2,658	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$16,781,857	8.3%
Class A2	25,686	0.1
Class R6	26,677	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$779,149,307	$7,865,074	$(1,408,822)	$6,456,252
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$821,315	$(84,561,167)	$(804,262)	$6,456,252	$(78,087,862)

26	NYLI MacKay Short Term Muni Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustment.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $84,561,167, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$34,901	$49,660
During the year ended October 31, 2024, the period from May 1, 2023 through October 31, 2023(a) and the year ended April 30, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$4,596,332	$2,601,361	$2,442,564
Exempt Interest Dividends	21,348,637	12,685,465	24,553,878
Total	$25,944,969	$15,286,826	$26,996,442

(a)	The Fund changed its fiscal year end from April 30 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $368,175 and $460,769, respectively.
27

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period May 1, 2023 through October 31, 2023, and year ended April 30, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,652,757	$33,868,504
Shares issued to shareholders in reinvestment of distributions	472,039	4,373,475
Shares redeemed	(9,986,640)	(92,407,714)
Net increase (decrease) in shares outstanding before conversion	(5,861,844)	(54,165,735)
Shares converted into Class A (See Note 1)	44,214	409,776
Shares converted from Class A (See Note 1)	(79,372)	(735,088)
Net increase (decrease)	(5,897,002)	$(54,491,047)
Period ended October 31, 2023:(a)
Shares sold	1,870,237	$17,187,666
Shares issued to shareholders in reinvestment of distributions	263,992	2,420,096
Shares redeemed	(7,553,491)	(69,379,606)
Net increase (decrease) in shares outstanding before conversion	(5,419,262)	(49,771,844)
Shares converted into Class A (See Note 1)	13,312	122,864
Shares converted from Class A (See Note 1)	(126,704)	(1,157,314)
Net increase (decrease)	(5,532,654)	$(50,806,294)
Year ended April 30, 2023:
Shares sold	14,755,906	$136,977,313
Shares issued to shareholders in reinvestment of distributions	417,462	3,867,588
Shares redeemed	(26,092,382)	(241,951,367)
Net increase (decrease) in shares outstanding before conversion	(10,919,014)	(101,106,466)
Shares converted into Class A (See Note 1)	112,523	1,047,020
Shares converted from Class A (See Note 1)	(66,834)	(614,825)
Net increase (decrease)	(10,873,325)	$(100,674,271)

Class A2	Shares	Amount
Year ended October 31, 2024:
Shares sold	563,308	$5,240,983
Shares issued to shareholders in reinvestment of distributions	135,910	1,260,608
Shares redeemed	(2,190,683)	(20,326,169)
Net increase (decrease)	(1,491,465)	$(13,824,578)
Period ended October 31, 2023:(a)
Shares sold	344,203	$3,175,535
Shares issued to shareholders in reinvestment of distributions	81,724	750,087
Shares redeemed	(972,402)	(8,934,549)
Net increase (decrease)	(546,475)	$(5,008,927)
Year ended April 30, 2023:
Shares sold	1,728,867	$16,042,719
Shares issued to shareholders in reinvestment of distributions	138,904	1,288,714
Shares redeemed	(6,577,094)	(60,995,488)
Net increase (decrease) in shares outstanding before conversion	(4,709,323)	(43,664,055)
Shares converted from Class A2 (See Note 1)	(41,230)	(384,679)
Net increase (decrease)	(4,750,553)	$(44,048,734)

28	NYLI MacKay Short Term Muni Fund

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	41,246	$383,005
Shares issued to shareholders in reinvestment of distributions	6,194	57,554
Shares redeemed	(56,473)	(524,324)
Net increase (decrease) in shares outstanding before conversion	(9,033)	(83,765)
Shares converted from Investor Class (See Note 1)	(18,559)	(172,584)
Net increase (decrease)	(27,592)	$(256,349)
Period ended October 31, 2023:(a)
Shares sold	14,082	$129,864
Shares issued to shareholders in reinvestment of distributions	3,207	29,475
Shares redeemed	(32,530)	(299,121)
Net increase (decrease) in shares outstanding before conversion	(15,241)	(139,782)
Shares converted into Investor Class (See Note 1)	114	1,056
Shares converted from Investor Class (See Note 1)	(9,877)	(91,304)
Net increase (decrease)	(25,004)	$(230,030)
Year ended April 30, 2023:
Shares sold	97,897	$913,758
Shares issued to shareholders in reinvestment of distributions	4,211	39,108
Shares redeemed	(104,885)	(974,735)
Net increase (decrease) in shares outstanding before conversion	(2,777)	(21,869)
Shares converted into Investor Class (See Note 1)	114	1,056
Shares converted from Investor Class (See Note 1)	(35,836)	(333,994)
Net increase (decrease)	(38,499)	$(354,807)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	18,888,440	$175,222,037
Shares issued to shareholders in reinvestment of distributions	1,135,228	10,516,921
Shares redeemed	(25,709,249)	(237,862,833)
Net increase (decrease) in shares outstanding before conversion	(5,685,581)	(52,123,875)
Shares converted into Class I (See Note 1)	79,372	735,088
Shares converted from Class I (See Note 1)	(25,615)	(237,192)
Net increase (decrease)	(5,631,824)	$(51,625,979)
Period ended October 31, 2023:(a)
Shares sold	5,753,903	$52,875,155
Shares issued to shareholders in reinvestment of distributions	684,624	6,276,707
Shares redeemed	(21,765,106)	(200,002,409)
Net increase (decrease) in shares outstanding before conversion	(15,326,579)	(140,850,547)
Shares converted into Class I (See Note 1)	499,718	4,603,963
Shares converted from Class I (See Note 1)	(9,503)	(88,069)
Net increase (decrease)	(14,836,364)	$(136,334,653)
Year ended April 30, 2023:
Shares sold	70,614,891	$654,927,375
Shares issued to shareholders in reinvestment of distributions	1,213,482	11,244,993
Shares redeemed	(109,796,158)	(1,017,816,790)
Net increase (decrease) in shares outstanding before conversion	(37,967,785)	(351,644,422)
Shares converted into Class I (See Note 1)	66,720	613,769
Shares converted from Class I (See Note 1)	(11,419,110)	(105,855,146)
Net increase (decrease)	(49,320,175)	$(456,885,799)

29

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,846,919	$54,007,709
Shares issued to shareholders in reinvestment of distributions	11,325	104,854
Shares redeemed	(2,222,390)	(20,528,214)
Net increase (decrease)	3,635,854	$33,584,349
Period ended October 31, 2023:(a)
Shares sold	670,855	$6,131,854
Shares issued to shareholders in reinvestment of distributions	6,860	62,936
Shares redeemed	(3,557,734)	(32,705,763)
Net increase (decrease) in shares outstanding before conversion	(2,880,019)	(26,510,973)
Shares converted into Class R6 (See Note 1)	8,091	74,919
Shares converted from Class R6 (See Note 1)	(375,523)	(3,466,115)
Net increase (decrease)	(3,247,451)	$(29,902,169)
Year ended April 30, 2023:
Shares sold	7,275,651	$67,368,331
Shares issued to shareholders in reinvestment of distributions	9,739	90,162
Shares redeemed	(9,471,562)	(87,314,013)
Net increase (decrease) in shares outstanding before conversion	(2,186,172)	(19,855,520)
Shares converted into Class R6 (See Note 1)	11,431,231	105,853,196
Shares converted from Class R6 (See Note 1)	(35,110)	(326,397)
Net increase (decrease)	9,209,949	$85,671,279

(a)	The Fund changed its fiscal year end from April 30 to October 31.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
30	NYLI MacKay Short Term Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Short Term Muni Fund (formerly MainStay MacKay Short Term Municipal Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2024, for the period May 1, 2023 through October 31, 2023, and the year ended April 30, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year ended October 31, 2024, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the four‑year period ended April 30, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2024, for the period May 1, 2023 through October 31, 2023, and the year ended April 30, 2023, and the financial highlights for the year ended October 31, 2024, the period May 1, 2023 through October 31, 2023, and each of the years or periods in the four‑year period ended April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
31

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 82.3% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
32	NYLI MacKay Short Term Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
33

NYLI Short Term Bond Fund
(formerly known as MainStay Short Term Bond Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 95.0%
Asset-Backed Securities 10.9%
Other Asset-Backed Securities 10.9%
AGL CLO 29 Ltd.
Series 2024-29A, Class B
6.667% (3 Month SOFR + 2.05%), due 4/21/37 (a)(b)	$ 750,000	$ 756,849
ALLO Issuer LLC
Series 2023-1A, Class A2
6.20%, due 6/20/53 (a)	800,000	808,081
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.606% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)	500,000	502,607
Barings CLO Ltd.
Series 2024-1A, Class B
6.717% (3 Month SOFR + 2.10%), due 1/20/37 (a)(b)	450,000	453,812
Barings Loan Partners CLO Ltd. 3
Series LP-3A, Class BR
6.717% (3 Month SOFR + 2.10%), due 7/20/33 (a)(b)	750,000	750,502
Benefit Street Partners CLO XXX Ltd.
Series 2023-30A, Class A
6.726% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)	400,000	401,825
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	730,662	732,314
CyrusOne Data Centers Issuer I LLC
Series 2023-2A, Class A2
5.56%, due 11/20/48 (a)	675,000	674,601
Empower CLO Ltd.
Series 2023-2A, Class A1
6.856% (3 Month SOFR + 2.20%), due 7/15/36 (a)(b)	1,000,000	1,009,580
Invesco US CLO Ltd.
Series 2023-2A, Class A
6.417% (3 Month SOFR + 1.80%), due 4/21/36 (a)(b)	1,000,000	1,002,889
Juniper Valley Park CLO Ltd.
Series 2023-1A, Class BR
6.167% (3 Month SOFR + 1.55%), due 7/20/36 (a)(b)	750,000	750,763
Lewey Park CLO Ltd.
Series 2024-1A, Class B1
6.253% (3 Month SOFR + 1.70%), due 10/21/37 (a)(b)(c)	500,000	500,086
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1
1.48%, due 1/20/51 (a)	$ 677,727	$ 641,961
Octagon 67 Ltd.
Series 2023-1A, Class A1
6.426% (3 Month SOFR + 1.80%), due 4/25/36 (a)(b)	1,000,000	1,002,776
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, due 1/15/53 (a)	650,206	620,036
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (a)	326,647	310,308
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (a)	540,862	530,707
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	778,458	760,601
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,006,931
Ziply Fiber Issuer LLC
Series 2024-1A, Class A2
6.64%, due 4/20/54 (a)	600,000	611,452
Total Asset-Backed Securities (Cost $13,575,661)		13,828,681
Corporate Bonds 37.4%
Aerospace & Defense 0.5%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	595,522
Auto Manufacturers 2.5%
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	497,922
5.125%, due 6/16/25	510,000	508,700
6.80%, due 5/12/28	200,000	207,164
General Motors Financial Co., Inc.
4.90%, due 10/6/29	510,000	502,896
6.05%, due 10/10/25	735,000	742,435
Hyundai Capital America
5.65%, due 6/26/26 (a)	420,000	424,601
Nissan Motor Acceptance Co. LLC (a)
2.45%, due 9/15/28	200,000	175,278
6.95%, due 9/15/26	60,000	61,332
		3,120,328

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment 0.2%
BorgWarner, Inc.
4.95%, due 8/15/29	$ 285,000	$ 283,868
Banks 16.3%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	255,000	261,526
Bank of America Corp. (d)
5.08%, due 1/20/27	1,140,000	1,142,939
5.202%, due 4/25/29	380,000	383,732
Bank of New York Mellon Corp. (The) (d)
4.543%, due 2/1/29	170,000	169,011
4.947%, due 4/26/27	325,000	326,554
Barclays plc
5.829%, due 5/9/27 (d)	210,000	212,505
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,053,612
Citigroup, Inc.
5.61%, due 9/29/26 (d)	1,040,000	1,045,678
Deutsche Bank AG
6.119%, due 7/14/26 (d)	2,090,000	2,101,801
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	280,000	280,000
6.484%, due 10/24/29 (d)	785,000	828,219
HSBC Holdings plc
7.336%, due 11/3/26 (d)	840,000	859,944
Huntington National Bank (The)
5.699%, due 11/18/25 (d)	295,000	294,993
JPMorgan Chase & Co. (d)
2.005%, due 3/13/26	310,000	306,461
5.04%, due 1/23/28	90,000	90,483
5.546%, due 12/15/25	390,000	390,108
5.571%, due 4/22/28	340,000	346,073
5.581%, due 4/22/30	680,000	697,523
KeyBank NA
3.30%, due 6/1/25	526,000	520,287
4.15%, due 8/8/25	540,000	536,134
Manufacturers & Traders Trust Co.
2.90%, due 2/6/25	610,000	605,948
Morgan Stanley (d)
4.679%, due 7/17/26	450,000	448,618
5.173%, due 1/16/30	595,000	600,144
5.656%, due 4/18/30	360,000	369,560
6.138%, due 10/16/26	380,000	384,335
	Principal Amount	Value

Banks (continued)
Morgan Stanley Bank NA
4.754%, due 4/21/26	$ 620,000	$ 622,369
PNC Financial Services Group, Inc. (The) (d)
4.758%, due 1/26/27	125,000	124,904
5.812%, due 6/12/26	230,000	231,041
6.615%, due 10/20/27	295,000	305,467
Societe Generale SA
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29 (a)(b)	375,000	386,484
State Street Corp.
4.857%, due 1/26/26 (d)	135,000	134,901
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	285,000	279,209
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	285,000	277,495
U.S. Bancorp (d)
4.653%, due 2/1/29	390,000	387,637
6.787%, due 10/26/27	440,000	456,677
UBS AG
7.95%, due 1/9/25	1,010,000	1,015,164
UBS Group AG
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (a)(b)	625,000	643,233
Wells Fargo & Co. (d)
4.54%, due 8/15/26	780,000	776,851
5.198%, due 1/23/30	745,000	752,406
		20,650,026
Beverages 0.4%
Keurig Dr Pepper, Inc.
5.05%, due 3/15/29	475,000	479,997
Biotechnology 0.7%
Amgen, Inc.
5.15%, due 3/2/28	665,000	674,086
5.25%, due 3/2/30	265,000	270,308
		944,394

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Short Term Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals 0.4%
Celanese US Holdings LLC
6.05%, due 3/15/25	$ 196,000	$ 196,588
6.55%, due 11/15/30	260,000	272,446
		469,034
Commercial Services 0.3%
Equifax, Inc.
4.80%, due 9/15/29	380,000	376,805
Computers 0.4%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	450,000	441,449
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	445,000	436,780
6.45%, due 4/15/27	587,000	607,679
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	370,000	386,175
American Express Co.
6.489%, due 10/30/31 (d)	440,000	473,949
ARES Management Corp.
6.375%, due 11/10/28	485,000	511,295
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	355,000	367,886
Capital One Financial Corp.
4.985%, due 7/24/26 (d)	260,000	259,728
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (d)	390,000	409,661
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	775,000	770,166
		4,223,319
Electric 2.3%
Duke Energy Corp.
2.45%, due 6/1/30	235,000	206,610
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	211,967
Florida Power & Light Co.
5.05%, due 4/1/28	595,000	603,248
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	280,000	283,987
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	228,107
6.10%, due 1/15/29	395,000	410,142
	Principal Amount	Value

Electric (continued)
Southern California Edison Co.
5.30%, due 3/1/28	$ 355,000	$ 361,484
5.85%, due 11/1/27	305,000	315,266
Southern Co. (The)
5.15%, due 10/6/25	280,000	281,340
		2,902,151
Entertainment 0.2%
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	305,000	293,743
Healthcare-Products 1.1%
Baxter International, Inc.
2.272%, due 12/1/28	125,000	112,543
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	580,000	579,003
Solventum Corp.
5.45%, due 2/25/27 (a)	670,000	678,820
		1,370,366
Healthcare-Services 0.8%
Cigna Group (The)
5.00%, due 5/15/29	290,000	291,488
Elevance Health, Inc.
4.75%, due 2/15/30	275,000	273,430
HCA, Inc.
5.625%, due 9/1/28	445,000	453,943
		1,018,861
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	555,000	521,185
Insurance 1.0%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	630,155
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	635,694
		1,265,849
Internet 0.3%
Meta Platforms, Inc.
3.50%, due 8/15/27	450,000	440,060
Investment Companies 0.8%
Antares Holdings LP (a)
3.95%, due 7/15/26	250,000	241,370
7.95%, due 8/11/28	250,000	260,885
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies (continued)
Blackstone Private Credit Fund
7.05%, due 9/29/25	$ 205,000	$ 208,319
Blue Owl Credit Income Corp.
5.50%, due 3/21/25	320,000	319,915
		1,030,489
Media 0.1%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	172,461
Office & Business Equipment 0.3%
CDW LLC
5.10%, due 3/1/30	380,000	377,724
Oil & Gas 0.3%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	425,000	416,284
Pharmaceuticals 0.6%
AbbVie, Inc.
3.20%, due 11/21/29	350,000	327,160
CVS Health Corp.
4.30%, due 3/25/28	85,000	82,863
5.40%, due 6/1/29	310,000	313,027
		723,050
Pipelines 1.1%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	245,010
Energy Transfer LP
5.55%, due 2/15/28	290,000	296,144
ONEOK, Inc.
5.55%, due 11/1/26	265,000	268,580
5.85%, due 1/15/26	275,000	277,795
Plains All American Pipeline LP
4.50%, due 12/15/26	295,000	293,763
		1,381,292
Semiconductors 1.3%
Broadcom Corp.
3.875%, due 1/15/27	500,000	491,814
Broadcom, Inc.
4.35%, due 2/15/30	545,000	530,541
Intel Corp.
4.875%, due 2/10/28	320,000	318,470
	Principal Amount	Value

Semiconductors (continued)
Micron Technology, Inc.
4.975%, due 2/6/26	$ 265,000	$ 265,817
		1,606,642
Telecommunications 1.6%
AT&T, Inc.
1.70%, due 3/25/26	780,000	748,582
Rogers Communications, Inc.
5.00%, due 2/15/29	810,000	810,316
T-Mobile USA, Inc.
2.625%, due 4/15/26	500,000	484,034
		2,042,932
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP
5.75%, due 5/24/26 (a)	250,000	252,836
Total Corporate Bonds (Cost $46,856,673)		47,400,667
Foreign Government Bond 0.3%
France 0.3%
Electricite de France SA
5.65%, due 4/22/29 (a)	425,000	435,937
Total Foreign Government Bond (Cost $424,452)		435,937
Mortgage-Backed Securities 10.0%
Agency (Collateralized Mortgage Obligations) 1.4%
FHLMC
REMIC, Series 5144, Class QI
2.50%, due 4/25/51 (e)	6,958,267	795,107
FNMA
REMIC, Series 2024-34, Class B
6.00%, due 6/25/54	500,000	503,420
GNMA
Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	493,238
		1,791,765
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.9%
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A
6.725% (1 Month SOFR + 1.921%), due 8/15/41 (a)(b)	750,000	753,041

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Short Term Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX
Series 2024-BRVE, Class A
6.645% (1 Month SOFR + 1.841%), due 4/15/26 (a)(b)	$ 750,000	$ 749,531
CENT Trust
Series 2023-CITY, Class A
7.424% (1 Month SOFR + 2.62%), due 9/15/38 (a)(b)	750,000	753,749
FNMA, ACES
Series 2019-M12, Class X3
0.603%, due 6/25/29 (e)(f)	13,000,000	321,186
GNMA (e)(f)
Series 2023-179
0.611%, due 9/16/63	14,664,528	622,008
Series 2024-32
0.706%, due 6/16/63	12,313,761	613,261
Series 2021-106
0.86%, due 4/16/63	7,946,346	516,885
LBA Trust
Series 2024-BOLT, Class A
6.395% (1 Month SOFR + 1.591%), due 6/15/26 (a)(b)	500,000	500,156
OPEN Trust
Series 2023-AIR, Class A
7.893% (1 Month SOFR + 3.089%), due 10/15/28 (a)(b)	646,149	653,015
SHR Trust
Series 2024-LXRY, Class A
6.754% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	750,000	750,935
		6,233,767
Whole Loan (Collateralized Mortgage Obligations) 3.7%
A&D Mortgage Trust
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	500,000	499,720
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (a)(g)	678,550	688,825
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (a)(g)	660,402	674,343
COLT Mortgage Loan Trust (a)(g)
Series 2023-4, Class A1
7.163%, due 10/25/68	620,414	630,110
Series 2023-3, Class A1
7.18%, due 9/25/68	4,499	4,567
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(g)	$ 611,548	$ 619,299
HOMES Trust
Series 2023-NQM2, Class A1
6.456%, due 2/25/68 (a)(g)	813,449	817,950
PRKCM Trust
Series 2024-HOME1, Class A1
6.431%, due 5/25/59 (a)(g)	733,000	744,508
		4,679,322
Total Mortgage-Backed Securities (Cost $12,627,757)		12,704,854
U.S. Government & Federal Agencies 36.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.9%
UMBS Pool, 30 Year
5.50%, due 10/1/52	460,547	458,553
5.50%, due 8/1/53	701,301	702,967
		1,161,520
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
UMBS, 30 Year
5.50%, due 11/1/52	481,421	480,292
6.00%, due 11/1/52	660,829	666,542
		1,146,834
United States Treasury Notes 34.6%
U.S. Treasury Notes
2.75%, due 6/30/25	475,000	470,125
3.50%, due 9/15/25	2,000,000	1,985,781
3.50%, due 9/30/26	34,825,000	34,400,570
3.50%, due 9/30/29	4,885,000	4,744,175
3.625%, due 9/30/31	135,000	130,170
3.875%, due 10/15/27	250,000	248,281
3.875%, due 8/15/34	1,955,000	1,891,462
		43,870,564
Total U.S. Government & Federal Agencies (Cost $46,683,122)		46,178,918
Total Long-Term Bonds (Cost $120,167,665)		120,549,057

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value

Exchange-Traded Fund 2.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF	50,301	$ 2,615,652
Total Exchange-Traded Fund (Cost $2,524,219)		2,615,652
Short-Term Investment 2.6%
Unaffiliated Investment Company 2.6%
JPMorgan U.S. Government Money Market Fund, IM Class, 4.815% (h)	3,320,148	3,320,148
Total Short-Term Investment (Cost $3,320,148)		3,320,148
Total Investments (Cost $126,012,032)	99.7%	126,484,857
Other Assets, Less Liabilities	0.3	370,358
Net Assets	100.0%	$ 126,855,215

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of October 31, 2024.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of October 31, 2024.
(g)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(h)	Current yield as of October 31, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Short Term Bond Fund

Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	158	December 2024	$ 32,819,778	$ 32,539,359	$ (280,419)
Short Contracts
U.S. Treasury 5 Year Notes	(151)	December 2024	(16,555,424)	(16,192,391)	363,033
U.S. Treasury 10 Year Notes	(14)	December 2024	(1,598,495)	(1,546,562)	51,933
U.S. Treasury 10 Year Ultra Bonds	(27)	December 2024	(3,187,871)	(3,071,250)	116,621
U.S. Treasury Long Bonds	(7)	December 2024	(840,549)	(825,781)	14,768
Total Short Contracts					546,355
Net Unrealized Appreciation					$ 265,936

1.	As of October 31, 2024, cash in the amount of $336,437 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SVC—El Salvador Colon
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 13,828,681	$ —	$ 13,828,681
Corporate Bonds	—	47,400,667	—	47,400,667
Foreign Government Bond	—	435,937	—	435,937
Mortgage-Backed Securities	—	12,704,854	—	12,704,854
U.S. Government & Federal Agencies	—	46,178,918	—	46,178,918
Total Long-Term Bonds	—	120,549,057	—	120,549,057
Exchange-Traded Fund	2,615,652	—	—	2,615,652
Short-Term Investment
Unaffiliated Investment Company	3,320,148	—	—	3,320,148
Total Investments in Securities	5,935,800	120,549,057	—	126,484,857
Other Financial Instruments
Futures Contracts (b)	546,355	—	—	546,355
Total Investments in Securities and Other Financial Instruments	$ 6,482,155	$ 120,549,057	$ —	$ 127,031,212
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (280,419)	$ —	$ —	$ (280,419)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Short Term Bond Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $126,012,032)	$126,484,857
Cash	2,995,565
Cash collateral on deposit at broker for futures contracts	336,437
Receivables:
Interest	858,384
Fund shares sold	56,843
Variation margin on futures contracts	19,302
Other assets	41,791
Total assets	130,793,179
Liabilities
Payables:
Investment securities purchased	3,748,231
Fund shares redeemed	101,167
Manager (See Note 3)	21,877
Transfer agent (See Note 3)	16,852
Custodian	12,814
NYLIFE Distributors (See Note 3)	11,976
Professional fees	7,608
Shareholder communication	5,793
Trustees	44
Accrued expenses	5,781
Distributions payable	5,821
Total liabilities	3,937,964
Net assets	$126,855,215
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,922
Additional paid-in-capital	132,411,105
132,425,027
Total distributable earnings (loss)	(5,569,812)
Net assets	$126,855,215
Class A
Net assets applicable to outstanding shares	$54,152,357
Shares of beneficial interest outstanding	5,947,380
Net asset value per share outstanding	$9.11
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.20
Investor Class
Net assets applicable to outstanding shares	$1,941,534
Shares of beneficial interest outstanding	211,643
Net asset value per share outstanding	$9.17
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.22
Class I
Net assets applicable to outstanding shares	$70,704,003
Shares of beneficial interest outstanding	7,757,183
Net asset value and offering price per share outstanding	$9.11
SIMPLE Class
Net assets applicable to outstanding shares	$57,321
Shares of beneficial interest outstanding	6,252
Net asset value and offering price per share outstanding	$9.17

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$8,005,461
Dividends	139,089
Total income	8,144,550
Expenses
Manager (See Note 3)	374,309
Distribution/Service—Class A (See Note 3)	133,903
Distribution/Service—Investor Class (See Note 3)	5,061
Distribution/Service—SIMPLE Class (See Note 3)	255
Transfer agent (See Note 3)	103,743
Professional fees	88,366
Registration	70,056
Custodian	39,575
Shareholder communication	14,494
Trustees	3,551
Miscellaneous	10,304
Total expenses before waiver/reimbursement	843,617
Expense waiver/reimbursement from Manager (See Note 3)	(64,340)
Net expenses	779,277
Net investment income (loss)	7,365,273
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,047,759
Futures transactions	(672,648)
Net realized gain (loss)	375,111
Net change in unrealized appreciation (depreciation) on:
Investments	2,342,735
Futures contracts	192,655
Net change in unrealized appreciation (depreciation)	2,535,390
Net realized and unrealized gain (loss)	2,910,501
Net increase (decrease) in net assets resulting from operations	$10,275,774
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Short Term Bond Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,365,273	$6,036,001
Net realized gain (loss)	375,111	(3,714,299)
Net change in unrealized appreciation (depreciation)	2,535,390	1,143,583
Net increase (decrease) in net assets resulting from operations	10,275,774	3,465,285
Distributions to shareholders:
Class A	(2,605,609)	(2,107,106)
Investor Class	(93,445)	(82,020)
Class I	(4,673,528)	(3,851,715)
SIMPLE Class	(2,365)	(1,393)
Total distributions to shareholders	(7,374,947)	(6,042,234)
Capital share transactions:
Net proceeds from sales of shares	57,627,930	162,985,768
Net asset value of shares issued to shareholders in reinvestment of distributions	7,305,098	5,982,196
Cost of shares redeemed	(117,058,707)	(80,460,861)
Increase (decrease) in net assets derived from capital share transactions	(52,125,679)	88,507,103
Net increase (decrease) in net assets	(49,224,852)	85,930,154
Net Assets
Beginning of year	176,080,067	90,149,913
End of year	$126,855,215	$176,080,067
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.94	$9.03	$9.78	$10.72	$10.91
Net investment income (loss)	0.43(a)	0.36(a)	0.14(a)	0.07(a)	0.15
Net realized and unrealized gain (loss)	0.18	(0.10)	(0.74)	(0.01)	0.05
Total from investment operations	0.61	0.26	(0.60)	0.06	0.20
Less distributions:
From net investment income	(0.44)	(0.35)	(0.13)	(0.08)	(0.17)
From net realized gain on investments	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.44)	(0.35)	(0.15)	(1.00)	(0.39)
Net asset value at end of year	$9.11	$8.94	$9.03	$9.78	$10.72
Total investment return (b)	7.00%	2.92%	(6.08)%	0.59%	2.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.72%	3.94%	1.45%	0.70%	1.32%
Net expenses (c)	0.71%	0.75%	0.76%	0.72%	0.72%
Expenses (before waiver/reimbursement) (c)	0.71%	0.75%	0.88%	0.77%	0.75%
Portfolio turnover rate	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of year (in 000’s)	$54,152	$54,946	$54,971	$60,444	$43,452

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 495%, 271% and 298% for the years ended October 31, 2023, 2022 and 2020, respectively.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.01	$9.09	$9.85	$10.79	$10.97
Net investment income (loss)	0.41(a)	0.34(a)	0.12(a)	0.05(a)	0.13
Net realized and unrealized gain (loss)	0.17	(0.08)	(0.74)	—	0.06
Total from investment operations	0.58	0.26	(0.62)	0.05	0.19
Less distributions:
From net investment income	(0.42)	(0.34)	(0.12)	(0.07)	(0.15)
From net realized gain on investments	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.42)	(0.34)	(0.14)	(0.99)	(0.37)
Net asset value at end of year	$9.17	$9.01	$9.09	$9.85	$10.79
Total investment return (b)	6.60%	2.83%	(6.28)%	0.44%	1.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.52%	3.76%	1.27%	0.51%	1.18%
Net expenses (c)	0.92%	0.92%	0.92%	0.92%	0.92%
Expenses (before waiver/reimbursement) (c)	1.26%	1.27%	1.32%	1.29%	1.22%
Portfolio turnover rate	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of year (in 000's)	$1,942	$2,108	$2,396	$3,124	$3,376

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 495%, 271% and 298% for the years ended October 31, 2023, 2022 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$8.95	$9.04	$9.79	$10.74	$10.92
Net investment income (loss)	0.46(a)	0.41(a)	0.16(a)	0.10(a)	0.25
Net realized and unrealized gain (loss)	0.17	(0.12)	(0.72)	(0.01)	(0.01)
Total from investment operations	0.63	0.29	(0.56)	0.09	0.24
Less distributions:
From net investment income	(0.47)	(0.38)	(0.17)	(0.12)	(0.20)
From net realized gain on investments	—	—	(0.02)	(0.92)	(0.22)
Total distributions	(0.47)	(0.38)	(0.19)	(1.04)	(0.42)
Net asset value at end of year	$9.11	$8.95	$9.04	$9.79	$10.74
Total investment return (b)	7.21%	3.27%	(5.74)%	0.87%	2.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.04%	4.50%	1.64%	1.02%	1.78%
Net expenses (c)	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement) (c)	0.46%	0.48%	0.60%	0.52%	0.48%
Portfolio turnover rate	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of year (in 000’s)	$70,704	$118,981	$32,750	$45,291	$33,330

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 495%, 271% and 298% for the years ended October 31, 2023, 2022 and 2020, respectively.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.00	$9.09	$9.85	$10.79	$10.82*
Net investment income (loss) (a)	0.41	0.33	0.11	0.03	0.01
Net realized and unrealized gain (loss)	0.18	(0.10)	(0.75)	(0.01)	(0.03)
Total from investment operations	0.59	0.23	(0.64)	0.02	(0.02)
Less distributions:
From net investment income	(0.42)	(0.32)	(0.10)	(0.04)	(0.01)
From net realized gain on investments	—	—	(0.02)	(0.92)	—
Total distributions	(0.42)	(0.32)	(0.12)	(0.96)	(0.01)
Net asset value at end of period	$9.17	$9.00	$9.09	$9.85	$10.79
Total investment return (b)	6.69%	2.56%	(6.49)%	0.18%	(0.17)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.47%	3.65%	1.16%	0.27%	0.38%††
Net expenses (c)	0.96%	1.08%	1.17%	1.17%	1.17%††
Expenses (before waiver/reimbursement) (c)	0.96%	1.08%	1.56%	1.54%	1.55%††
Portfolio turnover rate	377%	495%(d)	279%(d)	236%	299%(d)
Net assets at end of period (in 000’s)	$57	$44	$32	$25	$25

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 495%, 271% and 298% for the years ended October 31, 2023, 2022 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Short Term Bond Fund (formerly known as MainStay Short Term Bond Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with capital preservation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

16	NYLI Short Term Bond Fund

buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices
17

Notes to Financial Statements (continued)
for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.

18	NYLI Short Term Bond Fund

(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(J) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a
19

Notes to Financial Statements (continued)
predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(K) Debt Securities Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money. The Fund is subject to interest-rate risk and its holdings in bonds can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult in value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$546,355	$546,355
Total Fair Value	$546,355	$546,355

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(280,419)	$(280,419)
Total Fair Value	$(280,419)	$(280,419)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$(672,648)	$(672,648)
Total Net Realized Gain (Loss)	$(672,648)	$(672,648)

20	NYLI Short Term Bond Fund

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$192,655	$192,655
Total Net Change in Unrealized Appreciation (Depreciation)	$192,655	$192,655

Average Notional Amount	Total
Futures Contracts Long	$39,040,208
Futures Contracts Short	$(18,281,568)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or ''Subadvisor''), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.25% up to $1 billion and 0.20% in excess of $1 billion. During the year ended October 31, 2024, the effective management fee rate was 0.25% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.82%; Investor Class, 0.92%; Class I, 0.40% and SIMPLE Class, 1.17%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $374,309 and waived fees and/or reimbursed expenses in the amount of $64,340 and paid the Subadvisor fees in the amount of $154,985.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the year ended October 31, 2024, was $90.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2024, of $8,721.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc.
21

Notes to Financial Statements (continued)
("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$32,703	$—
Investor Class	12,347	—
Class I	58,664	—
SIMPLE Class	29	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$25,493	44.5%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$126,069,522	$1,040,729	$(625,546)	$415,183
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$362	$(5,976,501)	$(5,821)	$412,148	$(5,569,812)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments and mark to market of futures contracts.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $5,976,501, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,022	$4,955
The Fund utilized $555,085 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$7,374,947	$6,042,234
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based

22	NYLI Short Term Bond Fund

upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of U.S. government securities were $411,067 and $410,768, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $74,137 and $96,562, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	4,771,734	$43,421,100
Shares issued to shareholders in reinvestment of distributions	282,949	2,569,804
Shares redeemed	(5,261,120)	(47,815,861)
Net increase (decrease) in shares outstanding before conversion	(206,437)	(1,824,957)
Shares converted into Class A (See Note 1)	10,673	96,761
Net increase (decrease)	(195,764)	$(1,728,196)
Year ended October 31, 2023:
Shares sold	3,939,187	$35,697,507
Shares issued to shareholders in reinvestment of distributions	229,448	2,076,463
Shares redeemed	(4,130,887)	(37,468,141)
Net increase (decrease) in shares outstanding before conversion	37,748	305,829
Shares converted into Class A (See Note 1)	16,580	150,532
Net increase (decrease)	54,328	$456,361

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	25,639	$235,029
Shares issued to shareholders in reinvestment of distributions	10,018	91,649
Shares redeemed	(47,449)	(434,711)
Net increase (decrease) in shares outstanding before conversion	(11,792)	(108,033)
Shares converted from Investor Class (See Note 1)	(10,603)	(96,761)
Net increase (decrease)	(22,395)	$(204,794)
Year ended October 31, 2023:
Shares sold	35,097	$320,914
Shares issued to shareholders in reinvestment of distributions	8,804	80,253
Shares redeemed	(56,997)	(521,066)
Net increase (decrease) in shares outstanding before conversion	(13,096)	(119,899)
Shares converted from Investor Class (See Note 1)	(16,468)	(150,532)
Net increase (decrease)	(29,564)	$(270,431)

23

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,533,385	$13,962,009
Shares issued to shareholders in reinvestment of distributions	510,565	4,641,280
Shares redeemed	(7,574,720)	(68,808,115)
Net increase (decrease)	(5,530,770)	$(50,204,826)
Year ended October 31, 2023:
Shares sold	13,917,702	$126,956,359
Shares issued to shareholders in reinvestment of distributions	423,006	3,824,087
Shares redeemed	(4,676,682)	(42,471,634)
Net increase (decrease)	9,664,026	$88,308,812

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,070	$9,792
Shares issued to shareholders in reinvestment of distributions	258	2,365
Shares redeemed	(2)	(20)
Net increase (decrease)	1,326	$12,137
Year ended October 31, 2023:
Shares sold	1,204	$10,988
Shares issued to shareholders in reinvestment of distributions	153	1,393
Shares redeemed	(2)	(20)
Net increase (decrease)	1,355	$12,361
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI Short Term Bond Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI Short Term Bond Fund (formerly MainStay Short Term Bond Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
25

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $46 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
26	NYLI Short Term Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
27

NYLI WMC Growth Fund
(formerly known as MainStay WMC Growth Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 2.7%
GE Aerospace	68,522	$ 11,770,709
General Dynamics Corp.	41,375	12,065,364
		23,836,073
Automobiles 1.6%
Tesla, Inc. (a)	57,740	14,426,339
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc. (a)	20,764	9,883,249
Broadline Retail 5.9%
Amazon.com, Inc. (a)	285,792	53,271,629
Capital Markets 6.8%
Ares Management Corp.	54,766	9,183,163
KKR & Co., Inc.	104,921	14,504,279
MSCI, Inc.	4,121	2,353,915
Nasdaq, Inc.	80,926	5,982,050
S&P Global, Inc.	40,625	19,514,625
Tradeweb Markets, Inc., Class A	72,460	9,202,420
		60,740,452
Commercial Services & Supplies 1.7%
Copart, Inc. (a)	182,492	9,392,863
Waste Connections, Inc.	31,278	5,528,387
		14,921,250
Consumer Finance 1.0%
American Express Co.	32,026	8,649,582
Entertainment 3.7%
Netflix, Inc. (a)	27,611	20,874,744
Spotify Technology SA (a)	31,255	12,036,301
		32,911,045
Financial Services 3.8%
Corpay, Inc. (a)	7,155	2,359,146
Mastercard, Inc., Class A	53,978	26,966,869
Visa, Inc., Class A	17,675	5,123,099
		34,449,114
Ground Transportation 1.5%
Uber Technologies, Inc. (a)	185,242	13,346,686
Health Care Equipment & Supplies 1.7%
Boston Scientific Corp. (a)	88,423	7,429,300
	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	22,681	$ 8,080,787
		15,510,087
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.	22,636	12,778,022
Health Care REITs 1.9%
Welltower, Inc.	123,451	16,651,071
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)	109,283	6,094,713
DraftKings, Inc., Class A (a)	138,860	4,904,535
Hilton Worldwide Holdings, Inc.	37,060	8,703,541
		19,702,789
Interactive Media & Services 9.2%
Alphabet, Inc., Class C	259,461	44,806,320
Meta Platforms, Inc., Class A	66,215	37,582,310
		82,388,630
IT Services 2.1%
Gartner, Inc. (a)	23,577	11,847,442
MongoDB, Inc. (a)	26,180	7,079,072
		18,926,514
Life Sciences Tools & Services 1.2%
Danaher Corp.	36,268	8,909,597
Mettler-Toledo International, Inc. (a)	1,250	1,614,687
		10,524,284
Pharmaceuticals 5.0%
Eli Lilly & Co.	41,510	34,442,507
Zoetis, Inc.	56,482	10,097,852
		44,540,359
Professional Services 0.9%
TransUnion	78,977	8,000,370
Semiconductors & Semiconductor Equipment 19.7%
Advanced Micro Devices, Inc. (a)	64,235	9,254,336
ARM Holdings plc, ADR (a)(b)	19,930	2,816,109
ASML Holding NV (Registered)	11,971	8,051,096
Broadcom, Inc.	109,137	18,528,189
KLA Corp.	14,369	9,573,059
Marvell Technology, Inc.	77,159	6,181,207
Microchip Technology, Inc.	94,406	6,926,568
Micron Technology, Inc.	19,310	1,924,242
Monolithic Power Systems, Inc.	18,987	14,416,829
NVIDIA Corp.	703,297	93,369,710

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	37,363	$ 6,081,576
		177,122,921
Software 13.4%
HubSpot, Inc. (a)	13,557	7,521,288
Intuit, Inc.	26,788	16,348,716
Microsoft Corp.	188,233	76,488,480
ServiceNow, Inc. (a)	21,645	20,194,569
		120,553,053
Specialized REITs 1.1%
Equinix, Inc.	10,635	9,657,431
Specialty Retail 2.9%
O'Reilly Automotive, Inc. (a)	8,143	9,390,019
TJX Cos., Inc. (The)	146,779	16,590,430
		25,980,449
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	191,472	43,255,440
Total Common Stocks (Cost $488,101,637)		872,026,839
Short-Term Investments 3.1%
Affiliated Investment Company 2.8%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	25,349,149	25,349,149
	Shares	Value

Unaffiliated Investment Company 0.3%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	2,820,668	$ 2,820,668
Total Short-Term Investments (Cost $28,169,817)		28,169,817
Total Investments (Cost $516,271,454)	100.4%	900,196,656
Other Assets, Less Liabilities	(0.4)	(3,512,454)
Net Assets	100.0%	$ 896,684,202

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $2,815,968; the total market value of collateral held by the Fund was $3,138,938. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $318,270. The Fund received cash collateral with a value of $2,820,668. (See Note 2(G))
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 24,211	$ 192,306	$ (191,168)	$ —	$ —	$ 25,349	$ 447	$ —	25,349
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Growth Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 872,026,839	$ —	$ —	$ 872,026,839
Short-Term Investments
Affiliated Investment Company	25,349,149	—	—	25,349,149
Unaffiliated Investment Company	2,820,668	—	—	2,820,668
Total Short-Term Investments	28,169,817	—	—	28,169,817
Total Investments in Securities	$ 900,196,656	$ —	$ —	$ 900,196,656

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $490,922,305) including securities on loan of $2,815,968	$874,847,507
Investment in affiliated investment companies, at value (identified cost $25,349,149)	25,349,149
Cash	5,914
Receivables:
Dividends	256,993
Fund shares sold	136,056
Securities lending	592
Other assets	43,152
Total assets	900,639,363
Liabilities
Cash collateral received for securities on loan	2,820,668
Payables:
Manager (See Note 3)	526,148
Fund shares redeemed	287,417
NYLIFE Distributors (See Note 3)	154,567
Transfer agent (See Note 3)	135,721
Professional fees	19,995
Custodian	9,590
Trustees	259
Shareholder communication	19
Accrued expenses	777
Total liabilities	3,955,161
Net assets	$896,684,202
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$18,559
Additional paid-in-capital	484,566,258
484,584,817
Total distributable earnings (loss)	412,099,385
Net assets	$896,684,202
Class A
Net assets applicable to outstanding shares	$624,626,717
Shares of beneficial interest outstanding	13,015,812
Net asset value per share outstanding	$47.99
Maximum sales charge (5.50% of offering price)	2.79
Maximum offering price per share outstanding	$50.78
Investor Class
Net assets applicable to outstanding shares	$73,970,290
Shares of beneficial interest outstanding	1,593,522
Net asset value per share outstanding	$46.42
Maximum sales charge (5.00% of offering price)	2.44
Maximum offering price per share outstanding	$48.86
Class B
Net assets applicable to outstanding shares	$1,406,677
Shares of beneficial interest outstanding	34,506
Net asset value and offering price per share outstanding	$40.77
Class C
Net assets applicable to outstanding shares	$1,927,111
Shares of beneficial interest outstanding	47,309
Net asset value and offering price per share outstanding	$40.73
Class I
Net assets applicable to outstanding shares	$60,638,896
Shares of beneficial interest outstanding	1,204,794
Net asset value and offering price per share outstanding	$50.33
Class R6
Net assets applicable to outstanding shares	$134,114,511
Shares of beneficial interest outstanding	2,663,101
Net asset value and offering price per share outstanding	$50.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Growth Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $35,485)	$4,792,724
Dividends-affiliated	447,317
Securities lending, net	11,696
Total income	5,251,737
Expenses
Manager (See Note 3)	5,875,581
Distribution/Service—Class A (See Note 3)	1,485,873
Distribution/Service—Investor Class (See Note 3)	188,314
Distribution/Service—Class B (See Note 3)	34,839
Distribution/Service—Class C (See Note 3)	19,323
Distribution/Service—Class R2 (See Note 3)(a)	79
Transfer agent (See Note 3)	751,060
Professional fees	109,320
Registration	101,988
Shareholder communication	30,016
Custodian	28,918
Trustees	20,762
Shareholder service (See Note 3)	32
Miscellaneous	39,667
Total expenses before waiver/reimbursement	8,685,772
Expense waiver/reimbursement from Manager (See Note 3)	(89,802)
Net expenses	8,595,970
Net investment income (loss)	(3,344,233)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	104,174,413
Net change in unrealized appreciation (depreciation) on unaffiliated investments	171,757,459
Net realized and unrealized gain (loss)	275,931,872
Net increase (decrease) in net assets resulting from operations	$272,587,639

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,344,233)	$(2,210,751)
Net realized gain (loss)	104,174,413	(23,916,618)
Net change in unrealized appreciation (depreciation)	171,757,459	131,428,262
Net increase (decrease) in net assets resulting from operations	272,587,639	105,300,893
Capital share transactions:
Net proceeds from sales of shares	28,820,788	34,714,414
Cost of shares redeemed	(119,964,072)	(118,279,399)
Increase (decrease) in net assets derived from capital share transactions	(91,143,284)	(83,564,985)
Net increase (decrease) in net assets	181,444,355	21,735,908
Net Assets
Beginning of year	715,239,847	693,503,939
End of year	$896,684,202	$715,239,847
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$34.47	$29.94	$56.51	$42.56	$36.07
Net investment income (loss) (a)	(0.19)	(0.12)	(0.19)	(0.23)	(0.00)‡
Net realized and unrealized gain (loss)	13.71	4.65	(14.75)	15.93	7.78
Total from investment operations	13.52	4.53	(14.94)	15.70	7.78
Less distributions:
From net investment income	—	—	—	—	(0.16)
From net realized gain on investments	—	—	(11.63)	(1.75)	(1.13)
Total distributions	—	—	(11.63)	(1.75)	(1.29)
Net asset value at end of year	$47.99	$34.47	$29.94	$56.51	$42.56
Total investment return (b)	39.22%	15.13%	(32.66)%	37.87%	22.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.42)%	(0.34)%	(0.53)%	(0.46)%	0.01%
Net expenses (c)	1.03%	1.05%	1.04%	1.02%	1.04%
Portfolio turnover rate	69%	42%	42%	53%	150%
Net assets at end of year (in 000’s)	$624,627	$478,878	$453,405	$725,468	$531,715

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$33.44	$29.12	$55.42	$41.89	$35.53
Net investment income (loss) (a)	(0.30)	(0.20)	(0.29)	(0.35)	(0.10)
Net realized and unrealized gain (loss)	13.28	4.52	(14.38)	15.63	7.65
Total from investment operations	12.98	4.32	(14.67)	15.28	7.55
Less distributions:
From net investment income	—	—	—	—	(0.06)
From net realized gain on investments	—	—	(11.63)	(1.75)	(1.13)
Total distributions	—	—	(11.63)	(1.75)	(1.19)
Net asset value at end of year	$46.42	$33.44	$29.12	$55.42	$41.89
Total investment return (b)	38.82%	14.84%	(32.86)%	37.46%	21.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.71)%	(0.62)%	(0.81)%	(0.71)%	(0.26)%
Net expenses (c)	1.32%	1.32%	1.33%	1.32%	1.34%
Expenses (before waiver/reimbursement) (c)	1.41%	1.50%	1.36%	1.40%	1.41%
Portfolio turnover rate	69%	42%	42%	53%	150%
Net assets at end of year (in 000's)	$73,970	$63,644	$59,377	$93,624	$97,709

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$29.58	$25.96	$51.01	$38.96	$33.31
Net investment income (loss) (a)	(0.52)	(0.39)	(0.51)	(0.67)	(0.36)
Net realized and unrealized gain (loss)	11.71	4.01	(12.91)	14.47	7.14
Total from investment operations	11.19	3.62	(13.42)	13.80	6.78
Less distributions:
From net realized gain on investments	—	—	(11.63)	(1.75)	(1.13)
Net asset value at end of year	$40.77	$29.58	$25.96	$51.01	$38.96
Total investment return (b)	37.83%	13.94%	(33.36)%	36.44%	20.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.42)%	(1.35)%	(1.57)%	(1.46)%	(1.01)%
Net expenses (c)	2.06%	2.07%	2.08%	2.07%	2.08%
Expenses (before waiver/reimbursement) (c)	2.16%	2.25%	2.11%	2.15%	2.15%
Portfolio turnover rate	69%	42%	42%	53%	150%
Net assets at end of year (in 000’s)	$1,407	$4,486	$6,967	$15,574	$16,382

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$29.57	$25.94	$50.99	$38.95	$33.30
Net investment income (loss) (a)	(0.56)	(0.40)	(0.51)	(0.67)	(0.36)
Net realized and unrealized gain (loss)	11.72	4.03	(12.91)	14.46	7.14
Total from investment operations	11.16	3.63	(13.42)	13.79	6.78
Less distributions:
From net realized gain on investments	—	—	(11.63)	(1.75)	(1.13)
Net asset value at end of year	$40.73	$29.57	$25.94	$50.99	$38.95
Total investment return (b)	37.74%	13.99%	(33.37)%	36.42%	20.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.47)%	(1.37)%	(1.56)%	(1.46)%	(1.02)%
Net expenses (c)	2.08%	2.07%	2.08%	2.07%	2.08%
Expenses (before waiver/reimbursement) (c)	2.16%	2.25%	2.11%	2.15%	2.15%
Portfolio turnover rate	69%	42%	42%	53%	150%
Net assets at end of year (in 000’s)	$1,927	$1,657	$1,318	$2,880	$3,068

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$36.05	$31.22	$58.27	$43.72	$37.01
Net investment income (loss) (a)	(0.07)	(0.02)	(0.07)	0.02	0.11
Net realized and unrealized gain (loss)	14.35	4.85	(15.35)	16.28	7.97
Total from investment operations	14.28	4.83	(15.42)	16.30	8.08
Less distributions:
From net investment income	—	—	—	—	(0.24)
From net realized gain on investments	—	—	(11.63)	(1.75)	(1.13)
Total distributions	—	—	(11.63)	(1.75)	(1.37)
Net asset value at end of year	$50.33	$36.05	$31.22	$58.27	$43.72
Total investment return (b)	39.61%	15.47%	(32.46)%	38.25%	22.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.15)%	(0.04)%	(0.20)%	0.04%	0.28%
Net expenses (c)	0.75%	0.75%	0.75%	0.77%	0.79%
Expenses (before waiver/reimbursement) (c)	0.78%	0.80%	0.79%	0.78%	0.79%
Portfolio turnover rate	69%	42%	42%	53%	150%
Net assets at end of year (in 000’s)	$60,639	$44,833	$38,498	$14,025	$102,290

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,			April 26, 2021^ through October 31,
Class R6	2024	2023	2022	2021
Net asset value at beginning of period	$36.06	$31.22	$58.27	$53.43
Net investment income (loss) (a)	(0.05)	(0.01)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	14.35	4.85	(15.34)	5.03
Total from investment operations	14.30	4.84	(15.42)	4.84
Less distributions:
From net realized gain on investments	—	—	(11.63)	—
Net asset value at end of period	$50.36	$36.06	$31.22	$58.27
Total investment return (b)	39.66%	15.50%	(32.46)%	9.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.11)%	(0.02)%	(0.20)%	(0.37)%††
Net expenses (c)	0.72%	0.73%	0.72%	0.71%††
Expenses (before waiver/reimbursement) (c)	0.72%	0.73%	0.72%	0.72%††
Portfolio turnover rate	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$134,115	$121,645	$133,867	$152,039

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 7, 2006
Investor Class	January 18, 2013
Class B	January 18, 2013
Class C	January 18, 2013
Class I	November 2, 2009
Class R6	April 26, 2021
Effective at the close of business on February 23, 2024, Class R2 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and Class R6 shares are offered at
NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for

12	NYLI WMC Growth Fund

determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
13

Notes to Financial Statements (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's

14	NYLI WMC Growth Fund

collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement
("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the year ended October 31, 2024, the effective management fee rate was 0.68% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $5,875,581 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $89,802 and paid the Subadvisor fees in the amount of $2,411,648.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
15

Notes to Financial Statements (continued)
Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 shares. This is in addition to any fees paid under the Class R2 Plan.
During the period November 1, 2023 through February 28, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$32

*	Effective at the close of business on February 23, 2024, Class R2 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $25,468 and $3,727, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares during the year ended October 31, 2024, of $1,058, $66 and $311, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$354,489	$—
Investor Class	333,224	(69,587)
Class B	15,436	(3,538)
Class C	8,546	(1,487)
Class I	34,016	—
Class R2*	20	—
Class R6	5,329	—

*	Effective at the close of business on February 23, 2024, Class R2 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$29,703	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$521,002,086	$383,252,047	$(4,057,477)	$379,194,570

16	NYLI WMC Growth Fund

As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$32,904,815	$—	$379,194,570	$412,099,385
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments. The other temporary differences are primarily due to post october loss deferral.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$2,466,851	$(2,466,851)
The reclassifications for the Fund are primarily due to net operating losses.
The Fund utilized $63,951,222 of capital loss carryforwards during the year ended October 31, 2024.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $589,846 and $690,399, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended October 31, 2024, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$2,324	$616
17

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	277,639	$12,150,016
Shares redeemed	(1,430,490)	(63,104,676)
Net increase (decrease) in shares outstanding before conversion	(1,152,851)	(50,954,660)
Shares converted into Class A (See Note 1)	283,502	12,991,799
Shares converted from Class A (See Note 1)	(7,197)	(323,593)
Net increase (decrease)	(876,546)	$(38,286,454)
Year ended October 31, 2023:
Shares sold	419,872	$13,446,001
Shares redeemed	(1,789,046)	(58,865,219)
Net increase (decrease) in shares outstanding before conversion	(1,369,174)	(45,419,218)
Shares converted into Class A (See Note 1)	120,716	4,071,859
Shares converted from Class A (See Note 1)	(3,618)	(116,866)
Net increase (decrease)	(1,252,076)	$(41,464,225)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	20,815	$886,756
Shares redeemed	(135,519)	(5,820,683)
Net increase (decrease) in shares outstanding before conversion	(114,704)	(4,933,927)
Shares converted into Investor Class (See Note 1)	13,059	559,198
Shares converted from Investor Class (See Note 1)	(208,118)	(9,339,678)
Net increase (decrease)	(309,763)	$(13,714,407)
Year ended October 31, 2023:
Shares sold	29,171	$946,431
Shares redeemed	(129,167)	(4,190,513)
Net increase (decrease) in shares outstanding before conversion	(99,996)	(3,244,082)
Shares converted into Investor Class (See Note 1)	13,946	454,580
Shares converted from Investor Class (See Note 1)	(49,643)	(1,638,559)
Net increase (decrease)	(135,693)	$(4,428,061)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	36	$1,455
Shares redeemed	(10,866)	(409,575)
Net increase (decrease) in shares outstanding before conversion	(10,830)	(408,120)
Shares converted from Class B (See Note 1)	(106,292)	(4,039,353)
Net increase (decrease)	(117,122)	$(4,447,473)
Year ended October 31, 2023:
Shares sold	49	$1,270
Shares redeemed	(21,654)	(621,026)
Net increase (decrease) in shares outstanding before conversion	(21,605)	(619,756)
Shares converted from Class B (See Note 1)	(95,174)	(2,753,858)
Net increase (decrease)	(116,779)	$(3,373,614)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	7,811	$277,276
Shares redeemed	(12,015)	(432,549)
Net increase (decrease) in shares outstanding before conversion	(4,204)	(155,273)
Shares converted from Class C (See Note 1)	(4,524)	(171,966)
Net increase (decrease)	(8,728)	$(327,239)
Year ended October 31, 2023:
Shares sold	19,078	$520,016
Shares redeemed	(10,631)	(302,982)
Net increase (decrease) in shares outstanding before conversion	8,447	217,034
Shares converted from Class C (See Note 1)	(3,198)	(93,497)
Net increase (decrease)	5,249	$123,537

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	126,242	$5,863,818
Shares redeemed	(171,862)	(8,046,912)
Net increase (decrease) in shares outstanding before conversion	(45,620)	(2,183,094)
Shares converted into Class I (See Note 1)	6,871	323,593
Net increase (decrease)	(38,749)	$(1,859,501)
Year ended October 31, 2023:
Shares sold	239,818	$8,164,955
Shares redeemed	(231,842)	(8,076,153)
Net increase (decrease) in shares outstanding before conversion	7,976	88,802
Shares converted into Class I (See Note 1)	3,544	119,369
Shares converted from Class I (See Note 1)	(1,196)	(43,028)
Net increase (decrease)	10,324	$165,143

18	NYLI WMC Growth Fund

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	1,147	$43,132
Shares redeemed	(4,047)	(168,115)
Net increase (decrease)	(2,900)	$(124,983)
Year ended October 31, 2023:
Shares sold	462	$16,205
Net increase (decrease)	462	$16,205

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	194,430	$9,598,335
Shares redeemed	(904,479)	(41,981,562)
Net increase (decrease)	(710,049)	$(32,383,227)
Year ended October 31, 2023:
Shares sold	355,853	$11,619,536
Shares redeemed	(1,270,504)	(46,223,506)
Net increase (decrease)	(914,651)	$(34,603,970)

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Growth Fund (formerly MainStay WMC Growth Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
20	NYLI WMC Growth Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
22

NYLI WMC International Research Equity Fund
(formerly known as MainStay WMC International Research Equity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 97.4%
Australia 3.3%
ANZ Group Holdings Ltd. (Banks)	89,626	$ 1,837,316
Bellevue Gold Ltd. (Metals & Mining) (a)	526,116	562,635
Evolution Mining Ltd. (Metals & Mining)	220,302	759,699
Glencore plc (Metals & Mining)	181,071	948,637
Goodman Group (Industrial REITs)	28,554	688,517
Orora Ltd. (Containers & Packaging)	141,232	223,997
Rio Tinto plc (Metals & Mining)	3	194
Stockland (Diversified REITs)	331,036	1,128,488
Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels)	110,010	493,028
		6,642,511
Austria 1.1%
BAWAG Group AG (Banks) (b)	16,119	1,244,874
Erste Group Bank AG (Banks)	17,431	981,020
		2,225,894
Belgium 1.2%
KBC Group NV (Banks)	20,574	1,492,257
UCB SA (Pharmaceuticals)	4,819	926,762
		2,419,019
Brazil 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	59,000	939,771
MercadoLibre, Inc. (Broadline Retail) (a)	247	503,183
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	59,500	402,026
Rumo SA (Ground Transportation)	162,042	557,808
		2,402,788
Canada 3.3%
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	27,364	1,427,012
Barrick Gold Corp. (Metals & Mining)	66,976	1,294,448
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	54,536	876,979
Constellation Software, Inc. (Software)	417	1,257,586
Hydro One Ltd. (Electric Utilities) (b)	9,642	310,447
Methanex Corp. (Chemicals)	9,640	377,333
Shopify, Inc., Class A (IT Services) (a)	13,811	1,080,399
		6,624,204
Chile 0.4%
Lundin Mining Corp. (Metals & Mining)	82,468	801,966
	Shares	Value

China 6.4%
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	84,000	$ 244,195
BYD Co. Ltd., Class H (Automobiles)	18,553	671,565
China Merchants Bank Co. Ltd., Class H (Banks)	300,716	1,469,908
ENN Energy Holdings Ltd. (Gas Utilities)	150,000	1,055,428
KE Holdings, Inc., ADR (Real Estate Management & Development)	82,216	1,802,997
Meituan (Hotels, Restaurants & Leisure) (a)(b)	52,812	1,239,782
Minth Group Ltd. (Automobile Components) (a)	450,000	821,960
Tencent Holdings Ltd. (Interactive Media & Services)	83,174	4,328,758
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (a)	22,328	1,438,923
		13,073,516
Denmark 2.1%
Genmab A/S (Biotechnology) (a)	1,877	420,000
Novo Nordisk A/S, Class B (Pharmaceuticals)	35,041	3,899,207
		4,319,207
Finland 0.1%
Nokian Renkaat OYJ (Automobile Components)	21,713	180,066
France 10.1%
Accor SA (Hotels, Restaurants & Leisure)	18,583	842,101
Arkema SA (Chemicals)	4,672	408,336
AXA SA (Insurance)	33,632	1,262,852
Ayvens SA (Ground Transportation) (b)	29,019	191,286
BNP Paribas SA (Banks)	6,435	439,229
Bureau Veritas SA (Professional Services)	18,292	577,812
Capgemini SE (IT Services)	2,712	469,636
Dassault Aviation SA (Aerospace & Defense)	2,912	586,943
Engie SA (Multi-Utilities)	95,330	1,598,462
Hermes International SCA (Textiles, Apparel & Luxury Goods)	758	1,710,043
JCDecaux SE (Media) (a)	32,911	620,396
Klepierre SA (Retail REITs)	64,016	2,044,437
Legrand SA (Electrical Equipment)	10,547	1,188,551
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	277	183,737
Renault SA (Automobiles)	25,811	1,176,381
Safran SA (Aerospace & Defense)	4,776	1,079,541
Societe Generale SA (Banks)	46,872	1,345,240
TotalEnergies SE (Oil, Gas & Consumable Fuels)	55,311	3,453,445

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
France (continued)
Valeo SE (Automobile Components)	58,576	$ 566,818
Vinci SA (Construction & Engineering)	8,313	928,661
		20,673,907
Germany 7.2%
adidas AG (Textiles, Apparel & Luxury Goods)	9,454	2,256,219
Allianz SE (Registered) (Insurance) (c)	5,527	1,739,871
Beiersdorf AG (Personal Care Products)	2,510	338,551
Brenntag SE (Trading Companies & Distributors)	8,388	545,983
Commerzbank AG (Banks)	43,130	766,117
Daimler Truck Holding AG (Machinery)	37,689	1,558,266
Deutsche Post AG (Air Freight & Logistics)	35,270	1,416,817
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	60,187	1,821,331
Rheinmetall AG (Aerospace & Defense)	1,449	745,834
RWE AG (Independent Power and Renewable Electricity Producers)	30,749	995,724
Siemens AG (Registered) (Industrial Conglomerates) (c)	7,500	1,455,410
Talanx AG (Insurance)	12,688	979,207
United Internet AG (Registered), Class G (Diversified Telecommunication Services)	4,515	92,134
		14,711,464
Hong Kong 2.5%
AIA Group Ltd. (Insurance)	512,429	4,050,470
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,192	207,570
Techtronic Industries Co. Ltd. (Machinery)	64,000	923,683
		5,181,723
India 2.1%
Bharti Airtel Ltd. (Wireless Telecommunication Services)	44,352	850,579
HDFC Bank Ltd., ADR (Banks)	30,133	1,899,283
IndusInd Bank Ltd. (Banks)	59,832	751,118
SBI Life Insurance Co. Ltd. (Insurance) (b)	44,826	864,761
		4,365,741
Ireland 0.2%
AIB Group plc (Banks)	88,602	471,668
Israel 0.3%
Wix.com Ltd. (IT Services) (a)	4,062	678,842
	Shares	Value

Italy 2.2%
Banca Monte dei Paschi di Siena SpA (Banks)	106,851	$ 584,855
DiaSorin SpA (Health Care Equipment & Supplies)	4,067	442,388
Eurogroup Laminations SpA (Electrical Equipment)	58,160	216,361
FinecoBank Banca Fineco SpA (Banks)	88,487	1,413,457
Stevanato Group SpA (Life Sciences Tools & Services) (c)	12,019	228,481
UniCredit SpA (Banks)	33,676	1,490,152
		4,375,694
Japan 15.9%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	33,238	2,001,193
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	19,242	929,553
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	45,574	1,494,038
Daikin Industries Ltd. (Building Products)	7,493	919,734
Denso Corp. (Automobile Components)	14,000	204,278
Eisai Co. Ltd. (Pharmaceuticals)	9,600	327,161
FANUC Corp. (Machinery)	14,252	386,175
Fujitsu Ltd. (IT Services)	73,233	1,428,125
Hakuhodo DY Holdings, Inc. (Media)	35,500	284,229
Honda Motor Co. Ltd. (Automobiles)	29,900	306,498
Isuzu Motors Ltd. (Automobiles)	50,706	666,280
ITOCHU Corp. (Trading Companies & Distributors)	18,616	937,661
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	55,476	896,364
KDDI Corp. (Wireless Telecommunication Services)	39,266	1,234,783
Koito Manufacturing Co. Ltd. (Automobile Components)	38,754	508,337
Makita Corp. (Machinery)	23,823	792,271
MISUMI Group, Inc. (Machinery)	30,400	505,199
Mitsubishi Corp. (Trading Companies & Distributors)	51,389	959,020
Mitsubishi Electric Corp. (Electrical Equipment)	18,400	289,127
Mitsubishi Heavy Industries Ltd. (Machinery)	24,900	359,390
Mitsubishi UFJ Financial Group, Inc. (Banks)	138,759	1,487,225
Mitsui & Co. Ltd. (Trading Companies & Distributors)	41,072	854,743
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	140,716	1,228,047
Mizuho Financial Group, Inc. (Banks)	52,140	1,102,236

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
MS&AD Insurance Group Holdings, Inc. (Insurance)	47,700	$ 1,079,639
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	21,867	1,334,414
Rakuten Bank Ltd. (Banks) (a)	35,444	731,088
Recruit Holdings Co. Ltd. (Professional Services)	37,116	2,328,727
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	83,465	1,159,084
Sekisui House Ltd. (Household Durables)	45,419	1,110,813
Sony Group Corp. (Household Durables)	172,285	3,088,181
Sumitomo Mitsui Trust Group, Inc. (Banks)	37,885	842,277
T&D Holdings, Inc. (Insurance)	12,754	207,208
Terumo Corp. (Health Care Equipment & Supplies)	19,772	383,169
Yamaha Motor Co. Ltd. (Automobiles)	13,362	119,074
		32,485,341
Luxembourg 0.6%
CVC Capital Partners plc (Capital Markets) (a)	56,641	1,188,481
Netherlands 3.0%
Adyen NV (Financial Services) (a)(b)	494	755,727
Akzo Nobel NV (Chemicals)	4,621	293,950
Argenx SE (Biotechnology) (a)	2,153	1,268,387
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,352	2,940,691
IMCD NV (Trading Companies & Distributors)	3,190	506,782
Wolters Kluwer NV (Professional Services)	2,423	407,730
		6,173,267
Philippines 0.2%
Ayala Land, Inc. (Real Estate Management & Development)	611,500	344,107
Republic of Korea 2.3%
Coupang, Inc. (Broadline Retail) (a)	53,370	1,376,412
KT Corp. (Diversified Telecommunication Services)	30,651	985,052
LG Chem Ltd. (Chemicals)	1,512	343,487
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,896	449,270
Shinhan Financial Group Co. Ltd. (Banks)	42,959	1,596,954
		4,751,175
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)(d)(e)	11,171	27,760
	Shares	Value

Russia (continued) ‡
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (d)(e)	80,528	$ —
		27,760
Singapore 2.7%
Grab Holdings Ltd., Class A (Ground Transportation) (a)	521,853	2,129,160
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	528,000	1,249,576
United Overseas Bank Ltd. (Banks)	88,349	2,127,645
		5,506,381
South Africa 1.1%
Anglo American plc (Metals & Mining)	74,006	2,290,249
Spain 0.9%
Industria de Diseno Textil SA (Specialty Retail) (c)	24,407	1,388,498
Puig Brands SA, Class B (Personal Care Products) (a)	18,464	425,785
		1,814,283
Sweden 0.3%
Sandvik AB (Machinery)	28,672	562,431
Switzerland 2.5%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	6,360	923,196
DSM-Firmenich AG (Chemicals)	2,425	287,783
Galderma Group AG (Pharmaceuticals) (a)	10,460	978,835
Novartis AG (Registered) (Pharmaceuticals)	21,101	2,292,020
Tecan Group AG (Registered) (Life Sciences Tools & Services)	2,006	506,407
		4,988,241
Taiwan 5.1%
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	99,619	1,246,708
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	291,878	9,178,486
		10,425,194
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	35,211
United Kingdom 12.9%
Allfunds Group plc (Capital Markets)	98,952	605,447
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
AstraZeneca plc (Pharmaceuticals)	19,722	$ 2,808,039
BAE Systems plc (Aerospace & Defense)	52,221	841,705
Beazley plc (Insurance)	153,158	1,492,034
British American Tobacco plc (Tobacco)	64,380	2,237,249
BT Group plc (Diversified Telecommunication Services)	415,793	741,219
Croda International plc (Chemicals)	5,327	254,493
HSBC Holdings plc (Banks)	291,522	2,675,302
IMI plc (Machinery)	31,844	677,511
Inchcape plc (Distributors)	49,352	455,640
Intermediate Capital Group plc (Capital Markets)	23,007	611,721
London Stock Exchange Group plc (Capital Markets)	13,484	1,828,237
National Grid plc (Multi-Utilities)	150,966	1,900,301
Next plc (Broadline Retail)	7,130	900,071
Sage Group plc (The) (Software)	6,563	82,037
Tesco plc (Consumer Staples Distribution & Retail)	384,859	1,698,190
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	95,309	478,312
Unilever plc (Personal Care Products)	80,533	4,911,787
Wise plc, Class A (Financial Services) (a)	48,876	444,943
WPP plc (Media)	58,242	611,165
		26,255,403
United States 5.8%
CyberArk Software Ltd. (Software) (a)	1,249	345,373
Experian plc (Professional Services)	12,052	586,963
GSK plc (Pharmaceuticals)	61,430	1,103,012
Haleon plc (Personal Care Products)	739,516	3,551,091
Holcim AG (Construction Materials) (a)	9,923	977,649
QIAGEN NV (Life Sciences Tools & Services) (a)	18,144	770,696
Schneider Electric SE (Electrical Equipment)	2,119	546,732
Shell plc (Oil, Gas & Consumable Fuels)	117,475	3,905,864
		11,787,380
Zambia 0.4%
First Quantum Minerals Ltd. (Metals & Mining) (a)	64,959	839,309
Total Common Stocks (Cost $190,161,775)		198,622,423
	Shares	Value
Preferred Stock 0.6%
Brazil 0.6%
Banco Bradesco SA (Banks)	530,500	$ 1,318,702
Total Preferred Stock (Cost $1,789,763)		1,318,702
Exchange-Traded Fund 1.0%
United States 1.0%
iShares MSCI ACWI ex U.S. ETF (c)	37,939	2,069,952
Total Exchange-Traded Fund (Cost $2,130,088)		2,069,952

	Number of Warrants

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (a)(d)(e)	442	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 4.855% (f)(g)	944,826	944,826
Total Short-Term Investment (Cost $944,826)		944,826
Total Investments, Before Investments Sold Short (Cost $195,026,452)	99.5%	202,955,903

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC International Research Equity Fund

	Number of Rights	Value
Investments Sold Short (0.0)% ‡
Rights Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (a)(d)(e)	(19,159)	$ (2)
Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $0)		(2)
Total Investments, Net of Investments Sold Short (Cost $195,026,452)	99.5%	202,955,901
Other Assets, Less Liabilities	0.5	1,005,926
Net Assets	100.0%	$ 203,961,827

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $2,292,842; the total market value of collateral held by the Fund was $2,435,937. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,491,111. The Fund received cash collateral with a value of $944,826. (See Note 2(J))
(d)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $27,758, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of October 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,288	$ 54,508	$ (55,796)	$ —	$ —	$ —	$ 45	$ —	—
Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Singapore	$ 2,129,160	$ 3,377,221	$ —	$ 5,506,381
Taiwan	—	10,425,194	—	10,425,194
All Other Countries	182,663,088	—	27,760	182,690,848
Total Common Stocks	184,792,248	13,802,415	27,760	198,622,423
Preferred Stock	1,318,702	—	—	1,318,702
Warrants	—	—	—	—
Exchange-Traded Fund	2,069,952	—	—	2,069,952
Short-Term Investment
Unaffiliated Investment Company	944,826	—	—	944,826
Total Investments in Securities	$ 189,125,728	$ 13,802,415	$ 27,760	$ 202,955,903
Liability Valuation Inputs
Rights Sold Short	$ —	$ —	$ (2)	$ (2)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC International Research Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$3,254,023	1.6%
Air Freight & Logistics	1,416,817	0.7
Automobile Components	2,281,459	1.1
Automobiles	2,939,798	1.4
Banks	28,067,923	13.8
Biotechnology	1,688,387	0.8
Broadline Retail	2,779,666	1.4
Building Products	919,734	0.4
Capital Markets	4,441,456	2.2
Chemicals	2,000,593	1.0
Construction & Engineering	928,661	0.5
Construction Materials	1,221,844	0.6
Consumer Staples Distribution & Retail	3,125,202	1.5
Containers & Packaging	223,997	0.1
Distributors	455,640	0.2
Diversified REITs	1,128,488	0.6
Diversified Telecommunication Services	4,889,312	2.4
Electric Utilities	1,206,811	0.6
Electrical Equipment	2,240,771	1.1
Electronic Equipment, Instruments & Components	1,695,978	0.8
Exchange-Traded Fund	2,069,952	1.0
Financial Services	1,200,670	0.6
Gas Utilities	1,055,428	0.5
Ground Transportation	2,878,254	1.4
Health Care Equipment & Supplies	825,557	0.4
Hotels, Restaurants & Leisure	3,999,118	2.0
Household Durables	4,198,994	2.1
Independent Power and Renewable Electricity Producers	995,724	0.5
Industrial Conglomerates	1,455,410	0.7
Industrial REITs	688,517	0.3
Insurance	11,676,042	5.7
Interactive Media & Services	4,328,758	2.1
IT Services	3,657,002	1.8
Life Sciences Tools & Services	1,505,584	0.7
Machinery	5,764,926	2.8
Media	1,515,790	0.7
Metals & Mining	7,497,137	3.7
Multi-Utilities	3,498,763	1.7
Oil, Gas & Consumable Fuels	9,159,102	4.5
Personal Care Products	9,227,214	4.5
Pharmaceuticals	16,093,041	7.9
Professional Services	3,901,232	1.9
Real Estate Management & Development	3,375,151	1.7
	Value	Percent †^
Retail REITs	$2,044,437	1.0%
Semiconductors & Semiconductor Equipment	15,279,454	7.5
Software	1,684,996	0.8
Specialty Retail	1,388,498	0.7
Textiles, Apparel & Luxury Goods	5,073,195	2.5
Tobacco	2,237,249	1.1
Trading Companies & Distributors	3,804,189	1.9
Water Utilities	939,771	0.5
Wireless Telecommunication Services	2,085,362	1.0
	202,011,077	99.0
Short-Term Investment	944,826	0.5
Other Assets, Less Liabilities*	1,005,924	0.5
Net Assets	$203,961,827	100.0%

*	Includes Investments sold short (details are shown below).
The table below sets forth the diversification of the Fund's investments sold short by industry.
	Value	Percent †^
Biotechnology	$(2)	(0.0)%‡

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $195,026,452) including securities on loan of $2,292,842	$202,955,903
Cash denominated in foreign currencies (identified cost $502,168)	504,986
Cash collateral on deposit for short positions	7,417
Receivables:
Investment securities sold	1,758,664
Dividends	906,164
Securities lending	3,125
Fund shares sold	422
Other assets	26,045
Total assets	206,162,726
Liabilities
Investments sold short (proceeds $0)	2
Cash collateral received for securities on loan	944,826
Due to custodian	264,798
Payables:
Investment securities purchased	790,301
Manager (See Note 3)	104,244
Custodian	39,348
Foreign capital gains tax (See Note 2)	25,108
Fund shares redeemed	11,909
Transfer agent (See Note 3)	10,618
Shareholder communication	3,692
NYLIFE Distributors (See Note 3)	3,262
Professional fees	1,788
Trustees	14
Accrued expenses	989
Total liabilities	2,200,899
Net assets	$203,961,827
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,552
Additional paid-in-capital	287,078,808
287,104,360
Total distributable earnings (loss)	(83,142,533)
Net assets	$203,961,827
Class A
Net assets applicable to outstanding shares	$10,192,474
Shares of beneficial interest outstanding	1,286,037
Net asset value per share outstanding	$7.93
Maximum sales charge (5.50% of offering price)	0.46
Maximum offering price per share outstanding	$8.39
Investor Class
Net assets applicable to outstanding shares	$1,726,595
Shares of beneficial interest outstanding	219,321
Net asset value per share outstanding	$7.87
Maximum sales charge (5.00% of offering price)	0.41
Maximum offering price per share outstanding	$8.28
Class C
Net assets applicable to outstanding shares	$731,393
Shares of beneficial interest outstanding	94,860
Net asset value and offering price per share outstanding	$7.71
Class I
Net assets applicable to outstanding shares	$191,311,365
Shares of beneficial interest outstanding	23,952,006
Net asset value and offering price per share outstanding	$7.99

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC International Research Equity Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $271,002)	$4,824,205
Dividends-affiliated	44,531
Securities lending, net	23,809
Total income	4,892,545
Expenses
Manager (See Note 3)	1,284,877
Professional fees	126,283
Custodian	111,467
Transfer agent (See Note 3)	59,869
Registration	58,582
Distribution/Service—Class A (See Note 3)	26,393
Distribution/Service—Investor Class (See Note 3)	4,364
Distribution/Service—Class C (See Note 3)	10,058
Trustees	4,009
Shareholder communication	2,187
Miscellaneous	10,876
Total expenses before waiver/reimbursement	1,698,965
Expense waiver/reimbursement from Manager (See Note 3)	(170,196)
Net expenses	1,528,769
Net investment income (loss)	3,363,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	11,464,402
Foreign currency transactions	(59,021)
Net realized gain (loss)	11,405,381
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	20,177,373
Investments sold short	28
Translation of other assets and liabilities in foreign currencies	4,403
Net change in unrealized appreciation (depreciation)	20,181,804
Net realized and unrealized gain (loss)	31,587,185
Net increase (decrease) in net assets resulting from operations	$34,950,961

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(71,250).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $(25,108).
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,363,776	$2,997,328
Net realized gain (loss)	11,405,381	(1,450,006)
Net change in unrealized appreciation (depreciation)	20,181,804	19,918,491
Net increase (decrease) in net assets resulting from operations	34,950,961	21,465,813
Distributions to shareholders:
Class A	(187,602)	(185,367)
Investor Class	(25,017)	(23,565)
Class C	(3,362)	(5,091)
Class I	(3,017,802)	(3,101,573)
Total distributions to shareholders	(3,233,783)	(3,315,596)
Capital share transactions:
Net proceeds from sales of shares	56,839,397	4,867,268
Net asset value of shares issued to shareholders in reinvestment of distributions	3,226,737	3,308,751
Cost of shares redeemed	(34,136,307)	(42,023,793)
Increase (decrease) in net assets derived from capital share transactions	25,929,827	(33,847,774)
Net increase (decrease) in net assets	57,647,005	(15,697,557)
Net Assets
Beginning of year	146,314,822	162,012,379
End of year	$203,961,827	$146,314,822
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.52	$5.90	$8.16	$6.40	$7.77
Net investment income (loss) (a)	0.13	0.11	0.12	0.09	0.06
Net realized and unrealized gain (loss)	1.41	0.62	(2.18)	1.81	(0.70)
Total from investment operations	1.54	0.73	(2.06)	1.90	(0.64)
Less distributions:
From net investment income	(0.13)	(0.11)	(0.20)	(0.14)	(0.73)
Net asset value at end of year	$7.93	$6.52	$5.90	$8.16	$6.40
Total investment return (b)	23.87%	12.34%	(25.89)%	29.93%	(9.21)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%	1.60%	1.67%	1.09%	0.89%
Net expenses (c)	1.14%	1.15%	1.15%(d)	1.31%(d)	1.63%(d)
Expenses (before waiver/reimbursement) (c)	1.21%	1.21%	1.19%(d)	1.31%(d)	1.63%(d)
Portfolio turnover rate	101%	85%	65%	117%	136%
Net assets at end of year (in 000’s)	$10,192	$9,866	$10,371	$15,492	$12,373

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.15%	0.00%(e)
October 31, 2021	1.30%	0.01%
October 31, 2020	1.60%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.48	$5.87	$8.11	$6.36	$7.73
Net investment income (loss) (a)	0.10	0.08	0.09	0.05	0.04
Net realized and unrealized gain (loss)	1.39	0.62	(2.16)	1.82	(0.70)
Total from investment operations	1.49	0.70	(2.07)	1.87	(0.66)
Less distributions:
From net investment income	(0.10)	(0.09)	(0.17)	(0.12)	(0.71)
Net asset value at end of year	$7.87	$6.48	$5.87	$8.11	$6.36
Total investment return (b)	23.26%	11.84%	(26.07)%	29.66%	(9.47)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.30%	1.23%	1.35%	0.64%	0.66%
Net expenses (c)	1.53%	1.52%	1.46%(d)	1.63%(d)	1.89%(d)
Expenses (before waiver/reimbursement) (c)	1.63%	1.59%	1.50%(d)	1.63%(d)	1.89%(d)
Portfolio turnover rate	101%	85%	65%	117%	136%
Net assets at end of year (in 000's)	$1,727	$1,597	$1,624	$2,487	$2,731

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.46%	0.00%(e)
October 31, 2021	1.62%	0.01%
October 31, 2020	1.86%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.32	$5.70	$7.87	$6.16	$7.49
Net investment income (loss) (a)	0.04	0.03	0.04	0.00‡	(0.01)
Net realized and unrealized gain (loss)	1.37	0.60	(2.11)	1.76	(0.68)
Total from investment operations	1.41	0.63	(2.07)	1.76	(0.69)
Less distributions:
From net investment income	(0.02)	(0.01)	(0.10)	(0.05)	(0.64)
Net asset value at end of year	$7.71	$6.32	$5.70	$7.87	$6.16
Total investment return (b)	22.31%	11.10%	(26.65)%	28.66%	(10.16)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.54%	0.49%	0.56%	0.01%	(0.22)%
Net expenses (c)	2.28%	2.27%	2.21%(d)	2.38%(d)	2.64%(d)
Expenses (before waiver/reimbursement) (c)	2.38%	2.34%	2.25%(d)	2.38%(d)	2.64%(d)
Portfolio turnover rate	101%	85%	65%	117%	136%
Net assets at end of year (in 000’s)	$731	$1,325	$2,458	$5,340	$6,229

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	2.21%	0.00%(e)
October 31, 2021	2.37%	0.01%
October 31, 2020	2.61%	0.03%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.57	$5.95	$8.22	$6.45	$7.83
Net investment income (loss) (a)	0.15	0.13	0.14	0.10	0.08
Net realized and unrealized gain (loss)	1.42	0.62	(2.19)	1.83	(0.71)
Total from investment operations	1.57	0.75	(2.05)	1.93	(0.63)
Less distributions:
From net investment income	(0.15)	(0.13)	(0.22)	(0.16)	(0.75)
Net asset value at end of year	$7.99	$6.57	$5.95	$8.22	$6.45
Total investment return (b)	24.21%	12.58%	(25.61)%	30.21%	(8.98)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.00%	1.87%	1.95%	1.26%	1.19%
Net expenses (c)	0.86%	0.86%	0.86%(d)	1.06%(d)	1.38%(d)
Expenses (before waiver/reimbursement) (c)	0.96%	0.96%	0.94%(d)	1.08%(d)	1.38%(d)
Portfolio turnover rate	101%	85%	65%	117%	136%
Net assets at end of year (in 000’s)	$191,311	$133,527	$147,559	$207,352	$230,100

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	0.86%	0.00%(e)
October 31, 2021	1.05%	0.01%
October 31, 2020	1.35%	0.03%

(e)	Less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI WMC International Research Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC International Research Equity Fund (formerly known as MainStay WMC International Research Equity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 28, 2007
Investor Class	February 28, 2008
Class C	September 28, 2007
Class I	September 28, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or

17

Notes to Financial Statements (continued)
liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

18	NYLI WMC International Research Equity Fund

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of
19

Notes to Financial Statements (continued)
Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. During the year ended October 31, 2024, the Fund did not enter into any securities sold short.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may

20	NYLI WMC International Research Equity Fund

include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(L) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: 1.18% for Class A shares and 0.86% for Class I shares. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation,
21

Notes to Financial Statements (continued)
extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: 1.95% for Investor Class shares and 2.70% for Class C shares. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,284,877 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $170,196 and paid the Subadvisor fees in the amount of $497,585.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $209 and $103, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2024, of $59.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,999	$—
Investor Class	7,713	(332)
Class C	4,502	(249)
Class I	44,655	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

22	NYLI WMC International Research Equity Fund

Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$195,882,763	$18,646,754	$(11,573,684)	$7,073,070
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$2,976,572	$(93,125,998)	$—	$7,006,893	$(83,142,533)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $93,125,998, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$91,262	$1,864
The Fund utilized $11,295,631 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$3,233,783	$3,315,596
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $197,240 and $171,545, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made
23

Notes to Financial Statements (continued)
pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended October 31, 2024, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$2,381	$64	$(13)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	336,474	$2,631,230
Shares issued to shareholders in reinvestment of distributions	26,271	181,798
Shares redeemed	(608,659)	(4,660,777)
Net increase (decrease) in shares outstanding before conversion	(245,914)	(1,847,749)
Shares converted into Class A (See Note 1)	19,178	146,483
Net increase (decrease)	(226,736)	$(1,701,266)
Year ended October 31, 2023:
Shares sold	151,460	$1,033,866
Shares issued to shareholders in reinvestment of distributions	27,569	180,852
Shares redeemed	(435,884)	(2,976,755)
Net increase (decrease) in shares outstanding before conversion	(256,855)	(1,762,037)
Shares converted into Class A (See Note 1)	13,637	92,922
Shares converted from Class A (See Note 1)	(1,063)	(7,142)
Net increase (decrease)	(244,281)	$(1,676,257)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,495	$42,269
Shares issued to shareholders in reinvestment of distributions	3,582	24,718
Shares redeemed	(26,051)	(191,329)
Net increase (decrease) in shares outstanding before conversion	(16,974)	(124,342)
Shares converted into Investor Class (See Note 1)	6,671	49,946
Shares converted from Investor Class (See Note 1)	(16,789)	(127,562)
Net increase (decrease)	(27,092)	$(201,958)
Year ended October 31, 2023:
Shares sold	7,994	$55,445
Shares issued to shareholders in reinvestment of distributions	3,565	23,315
Shares redeemed	(38,082)	(262,287)
Net increase (decrease) in shares outstanding before conversion	(26,523)	(183,527)
Shares converted into Investor Class (See Note 1)	5,089	34,768
Shares converted from Investor Class (See Note 1)	(8,923)	(61,321)
Net increase (decrease)	(30,357)	$(210,080)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,721	$27,662
Shares issued to shareholders in reinvestment of distributions	494	3,362
Shares redeemed	(110,669)	(801,408)
Net increase (decrease) in shares outstanding before conversion	(106,454)	(770,384)
Shares converted from Class C (See Note 1)	(8,412)	(61,968)
Net increase (decrease)	(114,866)	$(832,352)
Year ended October 31, 2023:
Shares sold	12,510	$85,290
Shares issued to shareholders in reinvestment of distributions	793	5,091
Shares redeemed	(229,803)	(1,512,804)
Net increase (decrease) in shares outstanding before conversion	(216,500)	(1,422,423)
Shares converted from Class C (See Note 1)	(5,037)	(33,657)
Net increase (decrease)	(221,537)	$(1,456,080)

24	NYLI WMC International Research Equity Fund

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	6,915,323	$54,138,236
Shares issued to shareholders in reinvestment of distributions	433,457	3,016,859
Shares redeemed	(3,709,719)	(28,482,793)
Net increase (decrease) in shares outstanding before conversion	3,639,061	28,672,302
Shares converted from Class I (See Note 1)	(883)	(6,899)
Net increase (decrease)	3,638,178	$28,665,403
Year ended October 31, 2023:
Shares sold	522,048	$3,692,667
Shares issued to shareholders in reinvestment of distributions	469,620	3,099,493
Shares redeemed	(5,473,111)	(37,271,947)
Net increase (decrease) in shares outstanding before conversion	(4,481,443)	(30,479,787)
Shares converted from Class I (See Note 1)	(3,834)	(25,570)
Net increase (decrease)	(4,485,277)	$(30,505,357)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC International Research Equity Fund (formerly MainStay WMC International Research Equity Fund) (the Fund), one of the funds constituting New York Life Investment Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
26	NYLI WMC International Research Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $3,312,663 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 0.02% to arrive at the amount eligible for the corporate dividend-received deduction.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2024:
•    the total amount of taxes credited to foreign countries was $339,576.
•    the total amount of income sourced from foreign countries was $5,011,306.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
28

NYLI S&P 500 Index Fund
(formerly known as MainStay S&P 500 Index Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 1.9%
Axon Enterprise, Inc. (a)	2,187	$ 926,194
Boeing Co. (The) (a)	22,277	3,326,179
GE Aerospace	33,028	5,673,550
General Dynamics Corp.	7,855	2,290,596
Howmet Aerospace, Inc.	12,432	1,239,719
Huntington Ingalls Industries, Inc.	1,194	220,842
L3Harris Technologies, Inc.	5,778	1,429,882
Lockheed Martin Corp.	6,462	3,528,575
Northrop Grumman Corp.	4,187	2,131,267
RTX Corp.	40,519	4,902,394
Textron, Inc.	5,707	458,957
TransDigm Group, Inc.	1,709	2,225,631
		28,353,786
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	3,572	368,059
Expeditors International of Washington, Inc.	4,299	511,581
FedEx Corp.	6,865	1,879,980
United Parcel Service, Inc., Class B	22,312	2,991,147
		5,750,767
Automobile Components 0.0% ‡
Aptiv plc (a)	8,095	460,039
BorgWarner, Inc.	6,938	233,325
		693,364
Automobiles 1.6%
Ford Motor Co.	118,927	1,223,759
General Motors Co.	34,234	1,737,718
Tesla, Inc. (a)	84,514	21,115,823
		24,077,300
Banks 3.3%
Bank of America Corp.	205,628	8,599,363
Citigroup, Inc.	58,111	3,728,983
Citizens Financial Group, Inc.	13,655	575,149
Fifth Third Bancorp	20,615	900,463
Huntington Bancshares, Inc.	44,241	689,717
JPMorgan Chase & Co.	86,663	19,232,253
KeyCorp	28,270	487,658
M&T Bank Corp.	5,087	990,337
PNC Financial Services Group, Inc. (The)	12,108	2,279,573
Regions Financial Corp.	27,874	665,352
Truist Financial Corp.	40,790	1,756,009
U.S. Bancorp	47,531	2,296,223
	Shares	Value

Banks (continued)
Wells Fargo & Co.	103,678	$ 6,730,776
		48,931,856
Beverages 1.2%
Brown-Forman Corp., Class B	5,584	245,864
Coca-Cola Co. (The)	118,150	7,716,376
Constellation Brands, Inc., Class A	4,773	1,108,959
Keurig Dr Pepper, Inc.	32,219	1,061,616
Molson Coors Beverage Co., Class B	5,351	291,469
Monster Beverage Corp. (a)	21,482	1,131,672
PepsiCo, Inc.	41,839	6,948,621
		18,504,577
Biotechnology 1.9%
AbbVie, Inc.	53,802	10,968,613
Amgen, Inc.	16,367	5,240,059
Biogen, Inc. (a)	4,437	772,038
Gilead Sciences, Inc.	37,922	3,368,232
Incyte Corp. (a)	4,867	360,742
Moderna, Inc. (a)	10,304	560,126
Regeneron Pharmaceuticals, Inc. (a)	3,232	2,709,062
Vertex Pharmaceuticals, Inc. (a)	7,862	3,742,155
		27,721,027
Broadline Retail 3.6%
Amazon.com, Inc. (a)	284,526	53,035,646
eBay, Inc.	14,895	856,612
		53,892,258
Building Products 0.5%
A O Smith Corp.	3,654	274,415
Allegion plc	2,654	370,578
Builders FirstSource, Inc. (a)	3,547	607,956
Carrier Global Corp.	25,573	1,859,669
Johnson Controls International plc	20,348	1,537,291
Masco Corp.	6,648	531,242
Trane Technologies plc	6,874	2,544,480
		7,725,631
Capital Markets 3.1%
Ameriprise Financial, Inc.	2,991	1,526,307
Bank of New York Mellon Corp. (The)	22,478	1,693,942
BlackRock, Inc.	4,241	4,160,548
Blackstone, Inc.	21,933	3,679,261
Cboe Global Markets, Inc.	3,187	680,648
Charles Schwab Corp. (The)	45,504	3,223,048
CME Group, Inc.	10,968	2,471,748
FactSet Research Systems, Inc.	1,159	526,256
Franklin Resources, Inc.	9,399	195,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	9,619	$ 4,980,622
Intercontinental Exchange, Inc.	17,488	2,725,855
Invesco Ltd.	13,707	237,679
KKR & Co., Inc.	20,543	2,839,864
MarketAxess Holdings, Inc.	1,150	332,833
Moody's Corp.	4,770	2,165,771
Morgan Stanley	37,945	4,411,106
MSCI, Inc.	2,396	1,368,595
Nasdaq, Inc.	12,605	931,762
Northern Trust Corp.	6,142	617,394
Raymond James Financial, Inc.	5,646	836,850
S&P Global, Inc.	9,753	4,684,951
State Street Corp.	9,096	844,109
T. Rowe Price Group, Inc.	6,780	744,851
		45,879,217
Chemicals 1.4%
Air Products and Chemicals, Inc.	6,772	2,102,909
Albemarle Corp. (b)	3,580	339,133
Celanese Corp.	3,328	419,228
CF Industries Holdings, Inc.	5,495	451,854
Corteva, Inc.	21,086	1,284,559
Dow, Inc.	21,350	1,054,263
DuPont de Nemours, Inc.	12,717	1,055,384
Eastman Chemical Co.	3,561	374,226
Ecolab, Inc.	7,714	1,895,561
FMC Corp.	3,802	247,092
International Flavors & Fragrances, Inc.	7,787	774,261
Linde plc	14,642	6,678,948
LyondellBasell Industries NV, Class A	7,922	688,026
Mosaic Co. (The)	9,706	259,733
PPG Industries, Inc.	7,106	884,768
Sherwin-Williams Co. (The)	7,069	2,536,145
		21,046,090
Commercial Services & Supplies 0.6%
Cintas Corp.	10,436	2,147,833
Copart, Inc. (a)	26,673	1,372,859
Republic Services, Inc.	6,218	1,231,164
Rollins, Inc.	8,556	403,330
Veralto Corp.	7,527	769,184
Waste Management, Inc.	11,124	2,401,116
		8,325,486
Communications Equipment 0.9%
Arista Networks, Inc. (a)	7,847	3,032,395
Cisco Systems, Inc.	122,717	6,721,210
F5, Inc. (a)	1,775	415,137
	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	10,026	$ 390,011
Motorola Solutions, Inc.	5,082	2,283,597
		12,842,350
Construction & Engineering 0.1%
Quanta Services, Inc.	4,488	1,353,715
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,862	1,102,937
Vulcan Materials Co.	4,023	1,102,020
		2,204,957
Consumer Finance 0.6%
American Express Co.	17,107	4,620,259
Capital One Financial Corp.	11,631	1,893,410
Discover Financial Services	7,648	1,135,193
Synchrony Financial	12,039	663,830
		8,312,692
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	13,504	11,804,927
Dollar General Corp.	6,698	536,108
Dollar Tree, Inc. (a)	6,154	397,794
Kroger Co. (The)	20,227	1,128,060
Sysco Corp.	14,979	1,122,676
Target Corp.	14,092	2,114,364
Walgreens Boots Alliance, Inc.	21,825	206,464
Walmart, Inc.	132,302	10,842,149
		28,152,542
Containers & Packaging 0.2%
Amcor plc	44,025	489,998
Avery Dennison Corp.	2,453	507,845
Ball Corp.	9,247	547,885
International Paper Co.	10,581	587,669
Packaging Corp. of America	2,716	621,801
Smurfit WestRock plc	15,029	773,993
		3,529,191
Distributors 0.1%
Genuine Parts Co.	4,244	486,787
LKQ Corp.	8,019	295,019
Pool Corp.	1,165	421,310
		1,203,116
Diversified Telecommunication Services 0.7%
AT&T, Inc.	218,404	4,922,826
Verizon Communications, Inc.	128,221	5,401,951
		10,324,777

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Electric Utilities 1.6%
Alliant Energy Corp.	7,813	$ 468,780
American Electric Power Co., Inc.	16,208	1,600,540
Constellation Energy Corp.	9,524	2,504,431
Duke Energy Corp.	23,515	2,710,574
Edison International	11,763	969,271
Entergy Corp.	6,513	1,008,082
Evergy, Inc.	7,004	423,322
Eversource Energy	10,886	716,843
Exelon Corp.	30,460	1,197,078
FirstEnergy Corp.	15,613	653,092
NextEra Energy, Inc.	62,581	4,959,544
NRG Energy, Inc.	6,286	568,254
PG&E Corp.	65,106	1,316,443
Pinnacle West Capital Corp.	3,459	303,735
PPL Corp.	22,471	731,656
Southern Co. (The)	33,305	3,031,754
Xcel Energy, Inc.	16,981	1,134,501
		24,297,900
Electrical Equipment 0.8%
AMETEK, Inc.	7,053	1,293,097
Eaton Corp. plc	12,126	4,020,739
Emerson Electric Co.	17,444	1,888,662
GE Vernova, Inc. (a)	8,370	2,524,894
Generac Holdings, Inc. (a)	1,832	303,288
Hubbell, Inc.	1,635	698,194
Rockwell Automation, Inc.	3,456	921,750
		11,650,624
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	36,682	2,458,428
CDW Corp.	4,069	765,908
Corning, Inc.	23,458	1,116,366
Jabil, Inc.	3,456	425,399
Keysight Technologies, Inc. (a)	5,316	792,137
TE Connectivity plc	9,257	1,364,667
Teledyne Technologies, Inc. (a)	1,425	648,831
Trimble, Inc. (a)	7,439	450,059
Zebra Technologies Corp., Class A (a)	1,571	600,075
		8,621,870
Energy Equipment & Services 0.2%
Baker Hughes Co.	30,259	1,152,263
Halliburton Co.	26,891	745,956
Schlumberger NV	43,253	1,733,148
		3,631,367
	Shares	Value

Entertainment 1.2%
Electronic Arts, Inc.	7,323	$ 1,104,675
Live Nation Entertainment, Inc. (a)	4,771	558,875
Netflix, Inc. (a)	13,072	9,882,824
Take-Two Interactive Software, Inc. (a)	4,965	802,940
Walt Disney Co. (The)	55,241	5,314,184
Warner Bros Discovery, Inc. (a)	67,963	552,539
		18,216,037
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B (a)	55,796	25,159,532
Corpay, Inc. (a)	2,115	697,358
Fidelity National Information Services, Inc.	16,618	1,491,133
Fiserv, Inc. (a)	17,536	3,470,374
Global Payments, Inc.	7,750	803,752
Jack Henry & Associates, Inc.	2,221	404,067
Mastercard, Inc., Class A	25,130	12,554,697
PayPal Holdings, Inc. (a)	31,140	2,469,402
Visa, Inc., Class A	50,881	14,747,858
		61,798,173
Food Products 0.7%
Archer-Daniels-Midland Co.	14,564	804,079
Bunge Global SA	4,315	362,546
Campbell Soup Co.	6,002	279,993
Conagra Brands, Inc.	14,592	422,293
General Mills, Inc.	16,954	1,153,211
Hershey Co. (The)	4,498	798,755
Hormel Foods Corp.	8,852	270,429
J M Smucker Co. (The)	3,242	367,999
Kellanova	8,172	659,072
Kraft Heinz Co. (The)	26,885	899,572
Lamb Weston Holdings, Inc.	4,376	339,971
McCormick & Co., Inc. (Non-Voting)	7,676	600,570
Mondelez International, Inc., Class A	40,688	2,786,314
Tyson Foods, Inc., Class A	8,706	510,085
		10,254,889
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,728	656,152
Ground Transportation 1.0%
CSX Corp.	59,053	1,986,543
JB Hunt Transport Services, Inc.	2,454	443,242
Norfolk Southern Corp.	6,887	1,724,711
Old Dominion Freight Line, Inc.	5,744	1,156,382
Uber Technologies, Inc. (a)	63,994	4,610,768
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Union Pacific Corp.	18,556	$ 4,306,291
		14,227,937
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	52,997	6,008,270
Align Technology, Inc. (a)	2,139	438,559
Baxter International, Inc.	15,540	554,778
Becton Dickinson & Co.	8,804	2,056,526
Boston Scientific Corp. (a)	44,856	3,768,801
Cooper Cos., Inc. (The) (a)	6,065	634,884
DexCom, Inc. (a)	12,206	860,279
Edwards Lifesciences Corp. (a)	18,349	1,229,567
GE HealthCare Technologies, Inc.	13,907	1,214,777
Hologic, Inc. (a)	7,075	572,155
IDEXX Laboratories, Inc. (a)	2,507	1,020,149
Insulet Corp. (a)	2,136	494,548
Intuitive Surgical, Inc. (a)	10,804	5,443,487
Medtronic plc	39,068	3,486,819
ResMed, Inc.	4,476	1,085,296
Solventum Corp. (a)	4,209	305,489
STERIS plc	3,004	666,437
Stryker Corp.	10,443	3,720,632
Teleflex, Inc.	1,435	288,521
Zimmer Biomet Holdings, Inc.	6,203	663,225
		34,513,199
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	7,427	805,978
Cencora, Inc.	5,314	1,212,017
Centene Corp. (a)	16,023	997,592
Cigna Group (The)	8,515	2,680,607
CVS Health Corp.	38,318	2,163,434
DaVita, Inc. (a)	1,406	196,573
Elevance Health, Inc.	7,063	2,865,883
HCA Healthcare, Inc.	5,660	2,030,468
Henry Schein, Inc. (a)	3,859	271,018
Humana, Inc.	3,667	945,463
Labcorp Holdings, Inc.	2,557	583,686
McKesson Corp.	3,950	1,977,331
Molina Healthcare, Inc. (a)	1,785	573,378
Quest Diagnostics, Inc.	3,391	525,029
UnitedHealth Group, Inc.	28,127	15,877,691
Universal Health Services, Inc., Class B	1,811	370,005
		34,076,153
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	4,742	528,970
Healthpeak Properties, Inc.	21,437	481,261
	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	12,585	$ 824,191
Welltower, Inc.	17,627	2,377,530
		4,211,952
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	21,396	368,867
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A (a)	13,402	1,806,456
Booking Holdings, Inc.	1,021	4,774,451
Caesars Entertainment, Inc. (a)	6,590	263,930
Carnival Corp. (a)	30,771	676,962
Chipotle Mexican Grill, Inc. (a)	41,714	2,326,390
Darden Restaurants, Inc.	3,608	577,352
Domino's Pizza, Inc.	1,065	440,622
Expedia Group, Inc. (a)	3,797	593,509
Hilton Worldwide Holdings, Inc.	7,506	1,762,784
Las Vegas Sands Corp.	10,767	558,269
Marriott International, Inc., Class A	7,117	1,850,562
McDonald's Corp.	21,850	6,382,603
MGM Resorts International (a)	7,032	259,270
Norwegian Cruise Line Holdings Ltd. (a)	13,393	339,379
Royal Caribbean Cruises Ltd.	7,214	1,488,609
Starbucks Corp.	34,517	3,372,311
Wynn Resorts Ltd.	2,848	273,465
Yum! Brands, Inc.	8,564	1,123,254
		28,870,178
Household Durables 0.4%
DR Horton, Inc.	8,938	1,510,522
Garmin Ltd.	4,684	929,071
Lennar Corp., Class A	7,362	1,253,749
Mohawk Industries, Inc. (a)	1,596	214,295
NVR, Inc. (a)	94	860,364
PulteGroup, Inc.	6,321	818,759
		5,586,760
Household Products 1.1%
Church & Dwight Co., Inc.	7,457	745,029
Clorox Co. (The)	3,773	598,209
Colgate-Palmolive Co.	24,888	2,332,254
Kimberly-Clark Corp.	10,259	1,376,553
Procter & Gamble Co. (The)	71,704	11,844,067
		16,896,112
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	21,655	357,090
Vistra Corp.	10,465	1,307,707
		1,664,797

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.4%
3M Co.	16,733	$ 2,149,688
Honeywell International, Inc.	19,835	4,079,663
		6,229,351
Industrial REITs 0.2%
Prologis, Inc.	28,203	3,185,247
Insurance 2.1%
Aflac, Inc.	15,352	1,608,736
Allstate Corp. (The)	8,043	1,500,180
American International Group, Inc.	19,615	1,488,386
Aon plc, Class A	6,617	2,427,579
Arch Capital Group Ltd. (a)	11,408	1,124,372
Arthur J. Gallagher & Co.	6,674	1,876,729
Assurant, Inc.	1,578	302,503
Brown & Brown, Inc.	7,212	754,664
Chubb Ltd.	11,442	3,231,678
Cincinnati Financial Corp.	4,759	670,210
Erie Indemnity Co., Class A	760	341,118
Everest Group Ltd.	1,318	468,694
Globe Life, Inc.	2,736	288,922
Hartford Financial Services Group, Inc. (The)	8,925	985,677
Loews Corp.	5,550	438,228
Marsh & McLennan Cos., Inc.	14,979	3,269,017
MetLife, Inc.	17,919	1,405,208
Principal Financial Group, Inc.	6,490	534,776
Progressive Corp. (The)	17,839	4,331,844
Prudential Financial, Inc.	10,874	1,331,848
Travelers Cos., Inc. (The)	6,943	1,707,561
W R Berkley Corp.	9,157	523,506
Willis Towers Watson plc	3,093	934,674
		31,546,110
Interactive Media & Services 6.3%
Alphabet, Inc.
Class A	178,464	30,536,975
Class C	146,301	25,264,720

Match Group, Inc. (a)	7,855	283,015
Meta Platforms, Inc., Class A	66,546	37,770,179
		93,854,889
IT Services 1.1%
Accenture plc, Class A	19,079	6,578,821
Akamai Technologies, Inc. (a)	4,615	466,484
Cognizant Technology Solutions Corp., Class A	15,098	1,126,160
	Shares	Value

IT Services (continued)
EPAM Systems, Inc. (a)	1,734	$ 327,119
Gartner, Inc. (a)	2,347	1,179,367
GoDaddy, Inc., Class A (a)	4,294	716,239
International Business Machines Corp.	28,058	5,800,150
VeriSign, Inc. (a)	2,557	452,180
		16,646,520
Leisure Products 0.0% ‡
Hasbro, Inc.	3,992	261,995
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	8,887	1,158,065
Bio-Techne Corp.	4,800	354,000
Charles River Laboratories International, Inc. (a)	1,573	280,906
Danaher Corp.	19,579	4,809,777
IQVIA Holdings, Inc. (a)	5,275	1,085,700
Mettler-Toledo International, Inc. (a)	646	834,471
Revvity, Inc.	3,757	445,543
Thermo Fisher Scientific, Inc.	11,635	6,356,433
Waters Corp. (a)	1,808	584,183
West Pharmaceutical Services, Inc.	2,210	680,525
		16,589,603
Machinery 1.7%
Caterpillar, Inc.	14,770	5,556,474
Cummins, Inc.	4,174	1,373,162
Deere & Co.	7,806	3,159,010
Dover Corp.	4,187	792,725
Fortive Corp.	10,671	762,230
IDEX Corp.	2,306	494,960
Illinois Tool Works, Inc.	8,230	2,149,100
Ingersoll Rand, Inc.	12,290	1,179,840
Nordson Corp.	1,657	410,754
Otis Worldwide Corp.	12,201	1,198,138
PACCAR, Inc.	15,968	1,665,143
Parker-Hannifin Corp.	3,915	2,482,384
Pentair plc	5,041	499,664
Snap-on, Inc.	1,605	529,859
Stanley Black & Decker, Inc.	4,690	435,889
Westinghouse Air Brake Technologies Corp.	5,336	1,003,061
Xylem, Inc.	7,398	900,928
		24,593,321
Media 0.5%
Charter Communications, Inc., Class A (a)	2,957	968,743
Comcast Corp., Class A	117,668	5,138,561
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
Fox Corp.
Class A	6,843	$ 287,406
Class B	4,018	156,541

Interpublic Group of Cos., Inc. (The)	11,440	336,336
News Corp.
Class A	11,524	314,029
Class B	3,419	99,288

Omnicom Group, Inc.	5,959	601,859
Paramount Global, Class B	18,115	198,178
		8,100,941
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	43,766	1,970,345
Newmont Corp.	34,950	1,588,128
Nucor Corp.	7,229	1,025,361
Steel Dynamics, Inc.	4,371	570,416
		5,154,250
Multi-Utilities 0.7%
Ameren Corp.	8,127	707,943
CenterPoint Energy, Inc.	19,851	586,200
CMS Energy Corp.	9,099	633,381
Consolidated Edison, Inc.	10,534	1,071,097
Dominion Energy, Inc.	25,554	1,521,230
DTE Energy Co.	6,306	783,331
NiSource, Inc.	13,661	480,321
Public Service Enterprise Group, Inc.	15,174	1,356,707
Sempra	19,285	1,607,791
WEC Energy Group, Inc.	9,628	919,763
		9,667,764
Office REITs 0.0% ‡
BXP, Inc.	4,424	356,397
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	11,267	265,901
Chevron Corp.	51,809	7,710,216
ConocoPhillips	35,371	3,874,539
Coterra Energy, Inc.	22,518	538,631
Devon Energy Corp.	19,074	737,782
Diamondback Energy, Inc.	5,706	1,008,650
EOG Resources, Inc.	17,319	2,112,225
EQT Corp.	18,094	661,155
Exxon Mobil Corp.	135,327	15,803,487
Hess Corp.	8,419	1,132,187
Kinder Morgan, Inc.	58,816	1,441,580
Marathon Oil Corp.	17,039	471,980
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	10,194	$ 1,482,921
Occidental Petroleum Corp.	20,509	1,027,706
ONEOK, Inc.	17,791	1,723,592
Phillips 66	12,749	1,553,083
Targa Resources Corp.	6,673	1,114,124
Valero Energy Corp.	9,759	1,266,328
Williams Cos., Inc. (The)	37,128	1,944,394
		45,870,481
Passenger Airlines 0.2%
Delta Air Lines, Inc.	19,532	1,117,621
Southwest Airlines Co.	18,250	558,085
United Airlines Holdings, Inc. (a)	10,016	783,852
		2,459,558
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,098	489,336
Kenvue, Inc.	58,335	1,337,622
		1,826,958
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	61,754	3,444,020
Catalent, Inc. (a)	5,513	323,062
Eli Lilly & Co.	24,028	19,936,993
Johnson & Johnson	73,324	11,721,575
Merck & Co., Inc.	77,210	7,900,127
Pfizer, Inc.	172,606	4,884,750
Viatris, Inc.	36,354	421,706
Zoetis, Inc.	13,800	2,467,164
		51,099,397
Professional Services 0.7%
Amentum Holdings, Inc. (a)	3,814	113,428
Automatic Data Processing, Inc.	12,421	3,592,650
Broadridge Financial Solutions, Inc.	3,555	749,607
Dayforce, Inc. (a)(b)	4,816	341,695
Equifax, Inc.	3,769	998,861
Jacobs Solutions, Inc.	3,814	536,172
Leidos Holdings, Inc.	4,103	751,506
Paychex, Inc.	9,763	1,360,279
Paycom Software, Inc.	1,482	309,783
Verisk Analytics, Inc.	4,338	1,191,735
		9,945,716
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,175	1,201,650
CoStar Group, Inc. (a)	12,483	908,637
		2,110,287

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Residential REITs 0.3%
AvalonBay Communities, Inc.	4,326	$ 958,685
Camden Property Trust	3,248	376,086
Equity Residential	10,392	731,285
Essex Property Trust, Inc.	1,956	555,230
Invitation Homes, Inc.	17,353	545,058
Mid-America Apartment Communities, Inc.	3,560	538,770
UDR, Inc.	9,142	385,701
		4,090,815
Retail REITs 0.3%
Federal Realty Investment Trust	2,292	254,045
Kimco Realty Corp.	20,533	487,043
Realty Income Corp.	26,526	1,574,849
Regency Centers Corp.	4,976	355,485
Simon Property Group, Inc.	9,335	1,578,735
		4,250,157
Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc. (a)	49,299	7,102,507
Analog Devices, Inc.	15,115	3,372,308
Applied Materials, Inc.	25,220	4,579,448
Broadcom, Inc.	141,786	24,071,009
Enphase Energy, Inc. (a)	4,125	342,540
First Solar, Inc. (a)	3,261	634,199
Intel Corp.	129,972	2,796,997
KLA Corp.	4,095	2,728,212
Lam Research Corp.	39,710	2,952,438
Microchip Technology, Inc.	16,342	1,199,013
Micron Technology, Inc.	33,775	3,365,679
Monolithic Power Systems, Inc.	1,485	1,127,560
NVIDIA Corp.	749,309	99,478,263
NXP Semiconductors NV	7,759	1,819,485
ON Semiconductor Corp. (a)	13,048	919,753
Qorvo, Inc. (a)	2,889	205,870
QUALCOMM, Inc.	33,932	5,523,112
Skyworks Solutions, Inc.	4,865	426,077
Teradyne, Inc.	4,970	527,864
Texas Instruments, Inc.	27,811	5,650,083
		168,822,417
Software 10.0%
Adobe, Inc. (a)	13,506	6,456,948
ANSYS, Inc. (a)	2,662	852,931
Autodesk, Inc. (a)	6,562	1,862,296
Cadence Design Systems, Inc. (a)	8,340	2,302,841
Crowdstrike Holdings, Inc., Class A (a)	7,033	2,087,887
Fair Isaac Corp. (a)	747	1,488,853
	Shares	Value

Software (continued)
Fortinet, Inc. (a)	19,338	$ 1,521,127
Gen Digital, Inc.	16,499	480,286
Intuit, Inc.	8,515	5,196,705
Microsoft Corp.	226,408	92,000,891
Oracle Corp.	48,687	8,171,626
Palantir Technologies, Inc., Class A (a)	61,339	2,549,249
Palo Alto Networks, Inc. (a)	9,863	3,553,935
PTC, Inc. (a)	3,659	678,122
Roper Technologies, Inc.	3,265	1,755,688
Salesforce, Inc.	29,515	8,599,786
ServiceNow, Inc. (a)	6,275	5,854,512
Synopsys, Inc. (a)	4,667	2,397,018
Tyler Technologies, Inc. (a)	1,300	787,267
		148,597,968
Specialized REITs 1.0%
American Tower Corp.	14,227	3,038,034
Crown Castle, Inc.	13,237	1,422,845
Digital Realty Trust, Inc.	9,374	1,670,728
Equinix, Inc.	2,892	2,626,167
Extra Space Storage, Inc.	6,455	1,054,101
Iron Mountain, Inc.	8,935	1,105,527
Public Storage	4,798	1,578,830
SBA Communications Corp.	3,274	751,285
VICI Properties, Inc.	31,897	1,013,049
Weyerhaeuser Co.	22,154	690,319
		14,950,885
Specialty Retail 1.9%
AutoZone, Inc. (a)	520	1,564,680
Best Buy Co., Inc.	5,979	540,681
CarMax, Inc. (a)	4,754	344,095
Home Depot, Inc. (The)	30,204	11,892,825
Lowe's Cos., Inc.	17,357	4,544,583
O'Reilly Automotive, Inc. (a)	1,767	2,037,598
Ross Stores, Inc.	10,161	1,419,695
TJX Cos., Inc. (The)	34,424	3,890,945
Tractor Supply Co.	3,286	872,466
Ulta Beauty, Inc. (a)	1,453	536,128
		27,643,696
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. (c)	463,114	104,622,084
Dell Technologies, Inc., Class C	8,762	1,083,246
Hewlett Packard Enterprise Co.	39,588	771,570
HP, Inc.	29,807	1,058,745
NetApp, Inc.	6,261	721,956
Seagate Technology Holdings plc	6,396	641,967
Super Micro Computer, Inc. (a)	15,340	446,547
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (a)	9,946	$ 649,573
		109,995,688
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	4,644	747,173
Lululemon Athletica, Inc. (a)	3,503	1,043,544
NIKE, Inc., Class B	36,596	2,822,649
Ralph Lauren Corp.	1,220	241,475
Tapestry, Inc.	7,012	332,719
		5,187,560
Tobacco 0.6%
Altria Group, Inc.	51,971	2,830,341
Philip Morris International, Inc.	47,359	6,284,539
		9,114,880
Trading Companies & Distributors 0.3%
Fastenal Co.	17,443	1,363,694
United Rentals, Inc.	2,028	1,648,358
WW Grainger, Inc.	1,353	1,500,788
		4,512,840
Water Utilities 0.1%
American Water Works Co., Inc.	5,935	819,683
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	14,927	3,331,109
Total Common Stocks (d) (Cost $257,917,072)		1,469,184,149

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 1.1%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 4.648% (f)	104,013	104,013
	Shares	Value

Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.855% (f)(g)	73,187	$ 73,187

	Principal Amount

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
4.723%, due 12/19/24 (c)(h)	$ 17,100,000	16,996,260
Total Short-Term Investments (Cost $17,170,811)		17,173,460
Total Investments (Cost $275,089,390)	100.0%	1,486,359,116
Other Assets, Less Liabilities	(0.0)‡	(580,938)
Net Assets	100.0%	$ 1,485,778,178

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $678,958; the total market value of collateral held by the Fund was $691,403. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $618,216. The Fund received cash collateral with a value of $73,187. (See Note 2(H))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(e)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets. (Unaudited)
(f)	Current yield as of October 31, 2024.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI S&P 500 Index Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 43	$ 8,412	$ (8,351)	$ —	$ —	$ 104	$ 3	$ —	104
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	55	December 2024	$ 15,763,175	$ 15,780,875	$ 17,700

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,469,184,149	$ —	$ —	$ 1,469,184,149
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	104,013	—	—	104,013
Unaffiliated Investment Company	73,187	—	—	73,187
U.S. Treasury Debt	—	16,996,260	—	16,996,260
Total Short-Term Investments	177,200	16,996,260	—	17,173,460
Total Investments in Securities	1,469,361,349	16,997,767	—	1,486,359,116
Other Financial Instruments
Futures Contracts (b)	17,700	—	—	17,700
Total Investments in Securities and Other Financial Instruments	$ 1,469,379,049	$ 16,997,767	$ —	$ 1,486,376,816

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $274,985,377) including securities on loan of $678,958	$1,486,255,103
Investment in affiliated investment companies, at value (identified cost $104,013)	104,013
Cash	13,345
Receivables:
Fund shares sold	800,067
Dividends	778,206
Securities lending	224
Other assets	44,901
Total assets	1,487,995,859
Liabilities
Cash collateral received for securities on loan	73,187
Payables:
Investment securities purchased	661,735
Fund shares redeemed	467,423
Variation margin on futures contracts	330,025
NYLIFE Distributors (See Note 3)	256,244
Manager (See Note 3)	204,361
Transfer agent (See Note 3)	171,942
Professional fees	22,433
Custodian	14,575
Accrued expenses	15,756
Total liabilities	2,217,681
Net assets	$1,485,778,178
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,241
Additional paid-in-capital	203,161,009
203,184,250
Total distributable earnings (loss)	1,282,593,928
Net assets	$1,485,778,178
Class A
Net assets applicable to outstanding shares	$1,150,283,581
Shares of beneficial interest outstanding	18,077,293
Net asset value per share outstanding	$63.63
Maximum sales charge (1.50% of offering price)	0.97
Maximum offering price per share outstanding	$64.60
Investor Class
Net assets applicable to outstanding shares	$39,199,833
Shares of beneficial interest outstanding	617,929
Net asset value per share outstanding	$63.44
Maximum sales charge (1.00% of offering price)	0.64
Maximum offering price per share outstanding	$64.08
Class I
Net assets applicable to outstanding shares	$294,626,281
Shares of beneficial interest outstanding	4,519,577
Net asset value and offering price per share outstanding	$65.19
SIMPLE Class
Net assets applicable to outstanding shares	$1,668,483
Shares of beneficial interest outstanding	26,328
Net asset value and offering price per share outstanding	$63.37

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI S&P 500 Index Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $4,826)	$19,208,418
Interest	833,479
Securities lending, net	11,251
Dividends-affiliated	3,227
Total income	20,056,375
Expenses
Manager (See Note 3)	2,174,024
Distribution/Service—Class A (See Note 3)	2,569,538
Distribution/Service—Investor Class (See Note 3)	108,621
Distribution/Service—SIMPLE Class (See Note 3)	6,041
Transfer agent (See Note 3)	1,006,375
Professional fees	137,275
Registration	77,566
Shareholder communication	43,283
Custodian	41,643
Trustees	32,553
Miscellaneous	158,815
Total expenses before waiver/reimbursement	6,355,734
Expense waiver/reimbursement from Manager (See Note 3)	(42,153)
Net expenses	6,313,581
Net investment income (loss)	13,742,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	59,061,438
Futures transactions	3,060,038
Foreign currency transactions	(40)
Net realized gain (loss)	62,121,436
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	335,254,968
Futures contracts	133,303
Net change in unrealized appreciation (depreciation)	335,388,271
Net realized and unrealized gain (loss)	397,509,707
Net increase (decrease) in net assets resulting from operations	$411,252,501
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,742,794	$13,979,588
Net realized gain (loss)	62,121,436	36,324,383
Net change in unrealized appreciation (depreciation)	335,388,271	53,207,255
Net increase (decrease) in net assets resulting from operations	411,252,501	103,511,226
Distributions to shareholders:
Class A	(36,105,584)	(70,919,309)
Investor Class	(1,832,133)	(3,958,067)
Class I	(12,194,148)	(25,518,452)
SIMPLE Class	(18,981)	(17,326)
Total distributions to shareholders	(50,150,846)	(100,413,154)
Capital share transactions:
Net proceeds from sales of shares	175,312,978	116,334,052
Net asset value of shares issued to shareholders in reinvestment of distributions	49,375,768	98,862,685
Cost of shares redeemed	(228,592,409)	(172,019,334)
Increase (decrease) in net assets derived from capital share transactions	(3,903,663)	43,177,403
Net increase (decrease) in net assets	357,197,992	46,275,475
Net Assets
Beginning of year	1,128,580,186	1,082,304,711
End of year	$1,485,778,178	$1,128,580,186
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$48.33	$48.54	$59.77	$45.82	$49.60
Net investment income (loss) (a)	0.56	0.56	0.52	0.49	0.58
Net realized and unrealized gain (loss)	16.88	3.75	(9.12)	17.71	3.44
Total from investment operations	17.44	4.31	(8.60)	18.20	4.02
Less distributions:
From net investment income	(0.58)	(0.57)	(0.53)	(0.55)	(0.91)
From net realized gain on investments	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(2.14)	(4.52)	(2.63)	(4.25)	(7.80)
Net asset value at end of year	$63.63	$48.33	$48.54	$59.77	$45.82
Total investment return (b)	37.25%	9.58%	(15.03)%	42.19%	9.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.16%	0.99%	0.92%	1.32%
Net expenses (c)	0.51%	0.52%	0.52%	0.50%	0.54%
Portfolio turnover rate	3%	2%	2%	5%	15%
Net assets at end of year (in 000’s)	$1,150,284	$819,687	$763,996	$894,565	$602,036

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$48.18	$48.39	$59.55	$45.68	$49.50
Net investment income (loss) (a)	0.46	0.47	0.43	0.40	0.51
Net realized and unrealized gain (loss)	16.85	3.74	(9.10)	17.63	3.43
Total from investment operations	17.31	4.21	(8.67)	18.03	3.94
Less distributions:
From net investment income	(0.49)	(0.47)	(0.39)	(0.46)	(0.87)
From net realized gain on investments	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(2.05)	(4.42)	(2.49)	(4.16)	(7.76)
Net asset value at end of year	$63.44	$48.18	$48.39	$59.55	$45.68
Total investment return (b)	37.03%	9.37%	(15.18)%	41.89%	9.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.99%	0.80%	0.75%	1.16%
Net expenses (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.80%	0.84%	0.79%	0.82%	0.88%
Portfolio turnover rate	3%	2%	2%	5%	15%
Net assets at end of year (in 000's)	$39,200	$43,009	$45,102	$58,363	$55,546

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$49.45	$49.58	$60.97	$46.66	$50.38
Net investment income (loss) (a)	0.72	0.70	0.67	0.64	0.70
Net realized and unrealized gain (loss)	17.28	3.82	(9.30)	18.03	3.50
Total from investment operations	18.00	4.52	(8.63)	18.67	4.20
Less distributions:
From net investment income	(0.70)	(0.70)	(0.66)	(0.66)	(1.03)
From net realized gain on investments	(1.56)	(3.95)	(2.10)	(3.70)	(6.89)
Total distributions	(2.26)	(4.65)	(2.76)	(4.36)	(7.92)
Net asset value at end of year	$65.19	$49.45	$49.58	$60.97	$46.66
Total investment return (b)	37.62%	9.84%	(14.82)%	42.56%	9.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.23%	1.41%	1.23%	1.19%	1.56%
Net expenses (c)	0.26%	0.27%	0.26%	0.25%	0.29%
Portfolio turnover rate	3%	2%	2%	5%	15%
Net assets at end of year (in 000’s)	$294,626	$265,489	$273,022	$483,174	$436,446

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$48.19	$48.43	$59.73	$45.65	$48.83*
Net investment income (loss) (a)	0.40	0.40	0.29	0.21	0.02
Net realized and unrealized gain (loss)	16.86	3.75	(9.11)	17.74	(3.20)
Total from investment operations	17.26	4.15	(8.82)	17.95	(3.18)
Less distributions:
From net investment income	(0.52)	(0.44)	(0.38)	(0.17)	—
From net realized gain on investments	(1.56)	(3.95)	(2.10)	(3.70)	—
Total distributions	(2.08)	(4.39)	(2.48)	(3.87)	—
Net asset value at end of period	$63.37	$48.19	$48.43	$59.73	$45.65
Total investment return (b)	36.93%	9.24%	(15.39)%	41.54%	(6.51)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.69%	0.82%	0.56%	0.39%	0.30%††
Net expenses (c)	0.74%	0.82%(d)	0.95%	0.95%	0.95%††
Expenses (before waiver/reimbursement) (c)	0.74%	0.82%	1.04%	1.06%	1.15%††
Portfolio turnover rate	3%	2%	2%	5%	15%
Net assets at end of period (in 000’s)	$1,668	$395	$185	$68	$23

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI S&P 500 Index Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

17

Notes to Financial Statements (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are

18	NYLI S&P 500 Index Fund

valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
19

Notes to Financial Statements (continued)
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A.,
("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

20	NYLI S&P 500 Index Fund

(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to provide an efficient means of maintaining liquidity while remaining fully invested in the market. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Equity Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$17,700	$17,700
Total Fair Value	$17,700	$17,700

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Futures Transactions	$3,060,038	$3,060,038
Total Net Realized Gain (Loss)	$3,060,038	$3,060,038

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk	Total
Futures Contracts	$133,303	$133,303
Total Net Change in Unrealized Appreciation (Depreciation)	$133,303	$133,303

Average Notional Amount	Total
Futures Contracts Long	$16,006,904
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. The Manager is responsible for the day-to-day portfolio management of the Fund.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.16% up to $2.5 billion and 0.15% in excess of $2.5 billion. During the year ended October 31, 2024, the effective management fee rate was 0.16% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund’s average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investments has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Investor Class and SIMPLE Class shares of the Fund do not exceed 0.70% and 0.95%, respectively, of the Fund’s average daily net assets. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,174,024 and waived fees and/or reimbursed expenses in the amount of $42,153 and paid the Subadvisor fees in the amount of $869,008.
21

Notes to Financial Statements (continued)
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $202,656 and $5,700, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the year ended October 31, 2024, of $17,919.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$667,314	$—
Investor Class	152,475	—
Class I	185,997	—
SIMPLE Class	589	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$7,878,162	2.7%
SIMPLE Class	41,867	2.5
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$276,790,249	$1,219,932,463	$(10,363,596)	$1,209,568,867

22	NYLI S&P 500 Index Fund

As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$12,766,803	$60,258,258	$—	$1,209,568,867	$1,282,593,928
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$1,599	$(1,599)
The reclassifications for the Fund are primarily due to Real Estate Investment Trust ("REIT") adjustments.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$14,104,318	$13,195,334
Long-Term Capital Gains	36,046,528	87,217,820
Total	$50,150,846	$100,413,154
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily
Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $35,812 and $86,027, respectively.
23

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,415,219	$140,005,722
Shares issued to shareholders in reinvestment of distributions	703,053	35,412,768
Shares redeemed	(2,284,313)	(131,248,913)
Net increase (decrease) in shares outstanding before conversion	833,959	44,169,577
Shares converted into Class A (See Note 1)	299,325	17,281,257
Shares converted from Class A (See Note 1)	(17,320)	(956,962)
Net increase (decrease)	1,115,964	$60,493,872
Year ended October 31, 2023:
Shares sold	1,750,215	$84,806,867
Shares issued to shareholders in reinvestment of distributions	1,548,312	69,503,695
Shares redeemed	(2,189,982)	(104,877,067)
Net increase (decrease) in shares outstanding before conversion	1,108,545	49,433,495
Shares converted into Class A (See Note 1)	117,163	5,675,110
Shares converted from Class A (See Note 1)	(4,022)	(198,601)
Net increase (decrease)	1,221,686	$54,910,004

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	87,823	$5,014,798
Shares issued to shareholders in reinvestment of distributions	36,372	1,829,507
Shares redeemed	(99,068)	(5,692,162)
Net increase (decrease) in shares outstanding before conversion	25,127	1,152,143
Shares converted into Investor Class (See Note 1)	135	7,633
Shares converted from Investor Class (See Note 1)	(299,927)	(17,281,257)
Net increase (decrease)	(274,665)	$(16,121,481)
Year ended October 31, 2023:
Shares sold	125,647	$6,021,419
Shares issued to shareholders in reinvestment of distributions	88,226	3,955,175
Shares redeemed	(135,951)	(6,582,846)
Net increase (decrease) in shares outstanding before conversion	77,922	3,393,748
Shares converted into Investor Class (See Note 1)	36	1,680
Shares converted from Investor Class (See Note 1)	(117,425)	(5,675,110)
Net increase (decrease)	(39,467)	$(2,279,682)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	501,599	$29,235,892
Shares issued to shareholders in reinvestment of distributions	235,325	12,114,512
Shares redeemed	(1,602,748)	(91,582,711)
Net increase (decrease) in shares outstanding before conversion	(865,824)	(50,232,307)
Shares converted into Class I (See Note 1)	16,804	949,329
Net increase (decrease)	(849,020)	$(49,282,978)
Year ended October 31, 2023:
Shares sold	518,286	$25,310,822
Shares issued to shareholders in reinvestment of distributions	553,927	25,386,489
Shares redeemed	(1,214,488)	(60,554,095)
Net increase (decrease) in shares outstanding before conversion	(142,275)	(9,856,784)
Shares converted into Class I (See Note 1)	3,900	196,921
Net increase (decrease)	(138,375)	$(9,659,863)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	18,887	$1,056,566
Shares issued to shareholders in reinvestment of distributions	377	18,981
Shares redeemed	(1,135)	(68,623)
Net increase (decrease)	18,129	$1,006,924
Year ended October 31, 2023:
Shares sold	4,100	$194,944
Shares issued to shareholders in reinvestment of distributions	386	17,326
Shares redeemed	(113)	(5,326)
Net increase (decrease)	4,373	$206,944
Note 10–Other Matters
Effective August 28, 2024, the day-to-day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), the former subadviser and an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), to the Fund were transferred to the Manager. The Manager assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to this Fund continue to provide the same investment management services to this Fund through the manager. The Subadvisory Agreement between NYLIM and IndexIQ Advisors was terminated.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

24	NYLI S&P 500 Index Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI S&P 500 Index Fund (formerly MainStay S&P 500 Index Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
25

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $36,046,528 as long term capital gain distributions.
For the fiscal year ended October 31, 2024, the Fund designated approximately $14,104,318 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
26	NYLI S&P 500 Index Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
27

NYLI WMC Small Companies Fund
(formerly known as MainStay WMC Small Companies Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 95.0%
Automobile Components 1.0%
Goodyear Tire & Rubber Co. (The) (a)	365,592	$ 2,928,392
Banks 9.5%
Banner Corp.	62,974	4,032,855
OFG Bancorp	79,951	3,219,627
Old National Bancorp	233,312	4,493,589
Prosperity Bancshares, Inc.	49,080	3,592,656
Stellar Bancorp, Inc.	122,386	3,331,347
United Community Banks, Inc.	108,816	3,096,903
Veritex Holdings, Inc.	133,095	3,593,565
WSFS Financial Corp.	60,331	2,966,475
		28,327,017
Biotechnology 9.1%
ACADIA Pharmaceuticals, Inc. (a)	18,457	269,288
ADMA Biologics, Inc. (a)	33,963	553,936
Agios Pharmaceuticals, Inc. (a)	8,676	385,475
Akero Therapeutics, Inc. (a)	10,206	314,651
Alkermes plc (a)	24,784	636,949
Amicus Therapeutics, Inc. (a)	44,530	508,533
Apogee Therapeutics, Inc. (a)(b)	5,792	301,416
Arcellx, Inc. (a)	6,589	555,255
Arcutis Biotherapeutics, Inc. (a)	15,878	131,946
Ardelyx, Inc. (a)	35,963	211,103
Arrowhead Pharmaceuticals, Inc. (a)	18,315	352,197
Avidity Biosciences, Inc. (a)	16,555	699,614
Beam Therapeutics, Inc. (a)	11,758	257,618
BioCryst Pharmaceuticals, Inc. (a)	31,668	253,661
Biohaven Ltd. (a)	11,387	566,617
Blueprint Medicines Corp. (a)	9,627	842,459
Bridgebio Pharma, Inc. (a)	21,822	510,853
CareDx, Inc. (a)	7,824	173,145
Catalyst Pharmaceuticals, Inc. (a)	16,992	370,426
Celldex Therapeutics, Inc. (a)	9,726	253,460
CG oncology, Inc. (a)	7,190	255,461
Crinetics Pharmaceuticals, Inc. (a)	11,824	661,671
Cytokinetics, Inc. (a)	17,233	878,883
Denali Therapeutics, Inc. (a)	19,222	499,003
Dynavax Technologies Corp. (a)	20,041	237,486
Dyne Therapeutics, Inc. (a)	12,512	361,096
Geron Corp. (a)	89,486	367,787
Halozyme Therapeutics, Inc. (a)	18,424	931,702
Ideaya Biosciences, Inc. (a)	12,982	365,443
Immunovant, Inc. (a)	8,917	260,911
Insmed, Inc. (a)	23,658	1,591,710
Intellia Therapeutics, Inc. (a)	15,113	214,907
Iovance Biotherapeutics, Inc. (a)	38,705	404,080
	Shares	Value

Biotechnology (continued)
Janux Therapeutics, Inc. (a)	4,174	$ 225,354
Keros Therapeutics, Inc. (a)	4,579	265,765
Krystal Biotech, Inc. (a)	3,781	652,336
Kura Oncology, Inc. (a)	11,059	184,906
Kymera Therapeutics, Inc. (a)	6,884	317,834
Madrigal Pharmaceuticals, Inc. (a)(b)	2,699	699,959
MannKind Corp. (a)	38,443	271,792
Mirum Pharmaceuticals, Inc. (a)	6,043	232,414
Myriad Genetics, Inc. (a)	13,802	303,092
Novavax, Inc. (a)(b)	21,396	205,616
Nurix Therapeutics, Inc. (a)	9,758	239,852
Nuvalent, Inc., Class A (a)	5,289	468,024
Protagonist Therapeutics, Inc. (a)	8,982	411,735
PTC Therapeutics, Inc. (a)	11,889	474,609
Recursion Pharmaceuticals, Inc., Class A (a)(b)	35,952	227,217
REVOLUTION Medicines, Inc. (a)	22,959	1,228,306
Rhythm Pharmaceuticals, Inc. (a)	8,360	399,023
Rocket Pharmaceuticals, Inc. (a)	10,556	175,757
Scholar Rock Holding Corp. (a)	8,498	241,683
Soleno Therapeutics, Inc. (a)	3,508	193,150
SpringWorks Therapeutics, Inc. (a)	10,720	322,994
Summit Therapeutics, Inc. (a)(b)	13,802	256,579
Syndax Pharmaceuticals, Inc. (a)	12,829	241,955
TG Therapeutics, Inc. (a)(b)	21,342	534,830
Twist Bioscience Corp. (a)	8,950	361,222
Vaxcyte, Inc. (a)	15,802	1,680,543
Vera Therapeutics, Inc. (a)	6,054	244,460
Veracyte, Inc. (a)	11,747	396,344
Vericel Corp. (a)	7,311	321,976
Viridian Therapeutics, Inc. (a)	9,562	206,252
Xencor, Inc. (a)	9,157	192,389
		27,356,710
Chemicals 1.5%
Minerals Technologies, Inc.	25,999	1,957,465
Sensient Technologies Corp.	31,827	2,402,302
		4,359,767
Commercial Services & Supplies 2.9%
Brady Corp., Class A	63,963	4,550,328
Interface, Inc.	242,518	4,236,789
		8,787,117
Communications Equipment 1.7%
Infinera Corp. (a)(b)	760,477	5,110,405
Consumer Finance 2.2%
Enova International, Inc. (a)	74,654	6,488,179

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Common Stocks (continued)
Containers & Packaging 1.4%
Greif, Inc., Class A	65,900	$ 4,114,796
Diversified Consumer Services 1.9%
Laureate Education, Inc.	324,776	5,579,652
Electric Utilities 1.5%
Portland General Electric Co.	95,736	4,537,886
Electronic Equipment, Instruments & Components 2.0%
TTM Technologies, Inc. (a)	271,580	6,094,255
Energy Equipment & Services 2.4%
Helix Energy Solutions Group, Inc. (a)	480,519	4,444,801
Tidewater, Inc. (a)	47,137	2,831,519
		7,276,320
Financial Services 7.6%
Federal Agricultural Mortgage Corp., Class C	21,625	3,963,214
NMI Holdings, Inc. (a)	121,091	4,683,800
Remitly Global, Inc. (a)	336,403	6,048,526
Repay Holdings Corp. (a)	419,645	3,338,276
Shift4 Payments, Inc., Class A (a)(b)	53,572	4,845,051
		22,878,867
Food Products 1.5%
Freshpet, Inc. (a)	33,775	4,476,539
Gas Utilities 1.5%
New Jersey Resources Corp.	99,894	4,584,136
Ground Transportation 2.7%
Marten Transport Ltd.	175,467	2,716,229
Ryder System, Inc.	37,411	5,472,481
		8,188,710
Health Care Equipment & Supplies 2.6%
Artivion, Inc. (a)	214,445	5,646,337
SI-BONE, Inc. (a)	162,336	2,240,237
		7,886,574
Health Care Providers & Services 2.5%
Hims & Hers Health, Inc. (a)	305,209	5,747,085
Progyny, Inc. (a)	109,192	1,643,340
		7,390,425
	Shares	Value

Health Care REITs 1.7%
CareTrust REIT, Inc.	158,575	$ 5,180,645
Hotels, Restaurants & Leisure 2.9%
Hilton Grand Vacations, Inc. (a)	113,193	4,174,558
Papa John's International, Inc.	88,641	4,643,902
		8,818,460
Household Durables 3.9%
Champion Homes, Inc. (a)	80,818	7,130,572
Sonos, Inc. (a)	359,645	4,506,352
		11,636,924
Interactive Media & Services 1.3%
Taboola.com Ltd. (a)	1,155,154	3,835,111
Machinery 3.7%
Blue Bird Corp. (a)	127,631	5,374,541
Greenbrier Cos., Inc. (The)	98,714	5,850,779
		11,225,320
Media 1.9%
Magnite, Inc. (a)	466,249	5,818,788
Metals & Mining 2.4%
Kaiser Aluminum Corp.	52,417	3,892,486
Ramaco Resources, Inc., Class A (b)	315,645	3,203,797
		7,096,283
Oil, Gas & Consumable Fuels 1.8%
Civitas Resources, Inc.	56,706	2,766,686
PBF Energy, Inc., Class A	91,683	2,614,799
		5,381,485
Pharmaceuticals 1.7%
Amneal Pharmaceuticals, Inc. (a)	24,205	205,016
Amphastar Pharmaceuticals, Inc. (a)	5,868	296,510
Arvinas, Inc. (a)	9,857	260,521
Avadel Pharmaceuticals plc, ADR (a)	14,151	218,916
Axsome Therapeutics, Inc. (a)	5,573	496,164
Cassava Sciences, Inc. (a)(b)	6,196	159,888
Collegium Pharmaceutical, Inc. (a)	4,917	167,866
Corcept Therapeutics, Inc. (a)	12,337	604,143
Edgewise Therapeutics, Inc. (a)	11,332	380,415
Harrow, Inc. (a)	4,349	195,966
Ligand Pharmaceuticals, Inc. (a)	2,491	263,299
Longboard Pharmaceuticals, Inc. (a)	5,103	304,751
Neumora Therapeutics, Inc. (a)(b)	12,927	148,014
Ocular Therapeutix, Inc. (a)	23,713	249,698

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Small Companies Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc. (a)	7,540	$ 556,075
Supernus Pharmaceuticals, Inc. (a)	7,671	261,351
Tarsus Pharmaceuticals, Inc. (a)	5,584	248,432
		5,017,025
Professional Services 1.5%
Maximus, Inc.	51,086	4,415,874
Real Estate Management & Development 1.4%
Marcus & Millichap, Inc.	107,301	4,060,270
Residential REITs 1.5%
Independence Realty Trust, Inc.	231,254	4,537,204
Retail REITs 1.9%
Macerich Co. (The)	302,398	5,654,843
Semiconductors & Semiconductor Equipment 1.5%
Tower Semiconductor Ltd. (a)	104,655	4,391,324
Software 5.2%
Docebo, Inc. (a)	103,415	4,721,929
SEMrush Holdings, Inc., Class A (a)	283,803	3,720,657
SolarWinds Corp.	308,395	4,033,807
Verint Systems, Inc. (a)	147,793	3,147,991
		15,624,384
Specialty Retail 1.5%
Upbound Group, Inc.	150,648	4,404,948
Trading Companies & Distributors 3.7%
MRC Global, Inc. (a)	518,087	6,351,745
Xometry, Inc., Class A (a)(b)	241,263	4,748,056
		11,099,801
Total Common Stocks (Cost $255,686,876)		284,564,436
	Shares	Value
Exchange-Traded Fund 4.1%
iShares Russell 2000 ETF (b)	57,174	$ 12,450,210
Total Exchange-Traded Fund (Cost $12,692,644)		12,450,210
Short-Term Investments 3.2%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	3,276,149	3,276,149
Unaffiliated Investment Company 2.1%
Invesco Government & Agency Portfolio, 4.855% (c)(d)	6,315,247	6,315,247
Total Short-Term Investments (Cost $9,591,396)		9,591,396
Total Investments (Cost $277,970,916)	102.3%	306,606,042
Other Assets, Less Liabilities	(2.3)	(7,025,533)
Net Assets	100.0%	$ 299,580,509

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $18,410,041; the total market value of collateral held by the Fund was $19,007,957. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,692,710. The Fund received cash collateral with a value of $6,315,247. (See Note 2(G))
(c)	Current yield as of October 31, 2024.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ —	$ 99,298	$ (96,022)	$ —	$ —	$ 3,276	$ 94	$ —	3,276

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 284,564,436	$ —	$ —	$ 284,564,436
Exchange-Traded Fund	12,450,210	—	—	12,450,210
Short-Term Investments
Affiliated Investment Company	3,276,149	—	—	3,276,149
Unaffiliated Investment Company	6,315,247	—	—	6,315,247
Total Short-Term Investments	9,591,396	—	—	9,591,396
Total Investments in Securities	$ 306,606,042	$ —	$ —	$ 306,606,042

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Small Companies Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $274,694,767) including securities on loan of $18,410,041	$303,329,893
Investment in affiliated investment companies, at value (identified cost $3,276,149)	3,276,149
Cash	6,460
Receivables:
Investment securities sold	657,714
Fund shares sold	33,663
Securities lending	22,911
Dividends	10,721
Other assets	35,784
Total assets	307,373,295
Liabilities
Cash collateral received for securities on loan	6,315,247
Payables:
Investment securities purchased	906,360
Fund shares redeemed	230,916
Manager (See Note 3)	203,434
Transfer agent (See Note 3)	66,300
NYLIFE Distributors (See Note 3)	35,320
Professional fees	13,832
Custodian	9,912
Shareholder communication	6,134
Trustees	33
Accrued expenses	5,298
Total liabilities	7,792,786
Net assets	$299,580,509
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$12,158
Additional paid-in-capital	309,546,112
309,558,270
Total distributable earnings (loss)	(9,977,761)
Net assets	$299,580,509
Class A
Net assets applicable to outstanding shares	$125,697,624
Shares of beneficial interest outstanding	5,192,043
Net asset value per share outstanding	$24.21
Maximum sales charge (5.50% of offering price)	1.41
Maximum offering price per share outstanding	$25.62
Investor Class
Net assets applicable to outstanding shares	$33,884,810
Shares of beneficial interest outstanding	1,451,699
Net asset value per share outstanding	$23.34
Maximum sales charge (5.00% of offering price)	1.23
Maximum offering price per share outstanding	$24.57
Class B
Net assets applicable to outstanding shares	$227,840
Shares of beneficial interest outstanding	12,333
Net asset value and offering price per share outstanding	$18.47
Class C
Net assets applicable to outstanding shares	$1,210,778
Shares of beneficial interest outstanding	65,570
Net asset value and offering price per share outstanding	$18.47
Class I
Net assets applicable to outstanding shares	$138,559,457
Shares of beneficial interest outstanding	5,436,339
Net asset value and offering price per share outstanding	$25.49

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $15,409)	$3,645,028
Dividends-affiliated	94,430
Securities lending, net	69,615
Total income	3,809,073
Expenses
Manager (See Note 3)	2,227,341
Distribution/Service—Class A (See Note 3)	306,269
Distribution/Service—Investor Class (See Note 3)	84,078
Distribution/Service—Class B (See Note 3)	5,853
Distribution/Service—Class C (See Note 3)	13,745
Distribution/Service—Class R2 (See Note 3)(a)	77
Distribution/Service—Class R3 (See Note 3)(a)	617
Transfer agent (See Note 3)	375,203
Registration	92,593
Professional fees	82,410
Custodian	28,207
Trustees	6,404
Shareholder communication	2,090
Shareholder service (See Note 3)	171
Miscellaneous	3,482
Total expenses before waiver/reimbursement	3,228,540
Expense waiver/reimbursement from Manager (See Note 3)	(64,006)
Net expenses	3,164,534
Net investment income (loss)	644,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	21,646,395
Net change in unrealized appreciation (depreciation) on unaffiliated investments	56,904,864
Net realized and unrealized gain (loss)	78,551,259
Net increase (decrease) in net assets resulting from operations	$79,195,798

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Small Companies Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$644,539	$487,045
Net realized gain (loss)	21,646,395	(33,179,809)
Net change in unrealized appreciation (depreciation)	56,904,864	(7,769,337)
Net increase (decrease) in net assets resulting from operations	79,195,798	(40,462,101)
Distributions to shareholders:
Class A	(174,368)	(2,695,102)
Investor Class	—	(654,688)
Class B	—	(26,215)
Class C	—	(30,249)
Class I	(364,455)	(3,293,739)
Class R1(a)	(156)	(1,147)
Class R2(a)	(48)	(2,109)
Class R3(a)	—	(8,221)
Total distributions to shareholders	(539,027)	(6,711,470)
Capital share transactions:
Net proceeds from sales of shares	49,988,795	31,953,890
Net asset value of shares issued to shareholders in reinvestment of distributions	529,340	6,604,900
Cost of shares redeemed	(56,535,827)	(92,443,616)
Increase (decrease) in net assets derived from capital share transactions	(6,017,692)	(53,884,826)
Net increase (decrease) in net assets	72,639,079	(101,058,397)
Net Assets
Beginning of year	226,941,430	327,999,827
End of year	$299,580,509	$226,941,430

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.82	$21.32	$32.63	$22.62	$24.59
Net investment income (loss) (a)	0.04	0.02	0.39	(0.10)	(0.07)
Net realized and unrealized gain (loss)	6.38	(3.09)	(3.93)	10.11	(1.83)
Total from investment operations	6.42	(3.07)	(3.54)	10.01	(1.90)
Less distributions:
From net investment income	(0.03)	(0.43)	—	—	(0.05)
From net realized gain on investments	—	—	(7.77)	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.03)	(0.43)	(7.77)	—	(0.07)
Net asset value at end of year	$24.21	$17.82	$21.32	$32.63	$22.62
Total investment return (b)	36.07%	(14.66)%	(13.90)%	44.25%	(7.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.17%	0.09%	1.69%	(0.32)%	(0.30)%
Net expenses (c)	1.21%	1.22%	1.23%	1.21%	1.25%
Expenses (before waiver/reimbursement)	1.21%(c)	1.22%(c)	1.23%(c)	1.22%(c)	1.25%
Portfolio turnover rate	96%	86%	75%	108%	208%
Net assets at end of year (in 000’s)	$125,698	$103,460	$135,890	$178,454	$115,403

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.20	$20.60	$31.86	$22.14	$24.07
Net investment income (loss) (a)	(0.02)	(0.03)	0.32	(0.17)	(0.13)
Net realized and unrealized gain (loss)	6.16	(2.99)	(3.81)	9.89	(1.80)
Total from investment operations	6.14	(3.02)	(3.49)	9.72	(1.93)
Less distributions:
From net investment income	—	(0.38)	—	—	(0.00)‡
From net realized gain on investments	—	—	(7.77)	—	—
Return of capital	—	—	—	—	(0.00)‡
Total distributions	—	(0.38)	(7.77)	—	(0.00)‡
Net asset value at end of year	$23.34	$17.20	$20.60	$31.86	$22.14
Total investment return (b)	35.70%	(14.92)%	(14.13)%	43.90%	(8.02)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.10)%	(0.18)%	1.43%	(0.57)%	(0.57)%
Net expenses (c)	1.48%	1.49%	1.50%	1.49%	1.52%
Expenses (before waiver/reimbursement) (c)	1.66%	1.70%	1.58%	1.66%	1.70%
Portfolio turnover rate	96%	86%	75%	108%	208%
Net assets at end of year (in 000's)	$33,885	$28,292	$35,985	$45,382	$41,547

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Small Companies Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.72	$16.46	$27.20	$19.04	$20.86
Net investment income (loss) (a)	(0.13)	(0.14)	0.15	(0.34)	(0.25)
Net realized and unrealized gain (loss)	4.88	(2.38)	(3.12)	8.50	(1.57)
Total from investment operations	4.75	(2.52)	(2.97)	8.16	(1.82)
Less distributions:
From net investment income	—	(0.22)	—	—	—
From net realized gain on investments	—	—	(7.77)	—	—
Total distributions	—	(0.22)	(7.77)	—	—
Net asset value at end of year	$18.47	$13.72	$16.46	$27.20	$19.04
Total investment return (b)	34.62%	(15.48)%	(14.81)%	42.86%	(8.72)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.78)%	(0.92)%	0.88%	(1.31)%	(1.30)%
Net expenses (c)	2.23%	2.24%	2.24%	2.24%	2.27%
Expenses (before waiver/reimbursement) (c)	2.41%	2.46%	2.33%	2.41%	2.45%
Portfolio turnover rate	96%	86%	75%	108%	208%
Net assets at end of year (in 000’s)	$228	$828	$2,036	$4,021	$4,447

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.71	$16.46	$27.19	$19.03	$20.84
Net investment income (loss) (a)	(0.14)	(0.15)	0.15	(0.34)	(0.25)
Net realized and unrealized gain (loss)	4.90	(2.38)	(3.11)	8.50	(1.56)
Total from investment operations	4.76	(2.53)	(2.96)	8.16	(1.81)
Less distributions:
From net investment income	—	(0.22)	—	—	—
From net realized gain on investments	—	—	(7.77)	—	—
Total distributions	—	(0.22)	(7.77)	—	—
Net asset value at end of year	$18.47	$13.71	$16.46	$27.19	$19.03
Total investment return (b)	34.72%	(15.54)%	(14.74)%	42.88%(c)	(8.69)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.83)%	(0.92)%	0.83%	(1.32)%	(1.30)%
Net expenses (d)	2.23%	2.24%	2.24%	2.24%	2.27%
Expenses (before waiver/reimbursement) (d)	2.41%	2.46%	2.33%	2.41%	2.45%
Portfolio turnover rate	96%	86%	75%	108%	208%
Net assets at end of year (in 000’s)	$1,211	$1,280	$2,415	$4,129	$3,201

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$18.76	$22.43	$33.85	$23.40	$25.44
Net investment income (loss) (a)	0.10	0.07	0.45	(0.02)	(0.01)
Net realized and unrealized gain (loss)	6.71	(3.25)	(4.10)	10.47	(1.90)
Total from investment operations	6.81	(3.18)	(3.65)	10.45	(1.91)
Less distributions:
From net investment income	(0.08)	(0.49)	—	—	(0.09)
From net realized gain on investments	—	—	(7.77)	—	—
Return of capital	—	—	—	—	(0.04)
Total distributions	(0.08)	(0.49)	(7.77)	—	(0.13)
Net asset value at end of year	$25.49	$18.76	$22.43	$33.85	$23.40
Total investment return (b)	36.38%	(14.42)%	(13.71)%	44.66%	(7.55)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.40%	0.34%	1.85%	(0.05)%	(0.06)%
Net expenses (c)	0.96%	0.97%	0.98%	0.96%	1.00%
Expenses (before waiver/reimbursement)	0.96%(c)	0.97%(c)	0.98%(c)	0.97%(c)	1.00%
Portfolio turnover rate	96%	86%	75%	108%	208%
Net assets at end of year (in 000’s)	$138,559	$92,498	$151,035	$169,281	$127,115

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC Small Companies Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class B	January 2, 2004
Class C	December 30, 2002
Class I	January 12, 1987
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either
Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

13

Notes to Financial Statements (continued)
market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

14	NYLI WMC Small Companies Fund

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
15

Notes to Financial Statements (continued)
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $1 billion, 0.775% from $1 billion to $2 billion and 0.75% in excess of $2 billion. During the year ended October 31, 2024, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,227,341 and waived fees and/or reimbursed expenses in the amount of $64,006 and paid the Subadvisor fees in the amount of $1,044,066.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life

16	NYLI WMC Small Companies Fund

Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares paid the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R1 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers were entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$17
Class R2*	31
Class R3*	123

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $7,825 and $3,175, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $144 and $111, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$95,469	$—
Investor Class	178,002	(60,441)
Class B	3,103	(1,060)
Class C	7,310	(2,505)
Class I	91,143	—
Class R1*	17	—
Class R2*	32	—
Class R3*	127	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
17

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$278,642,545	$49,437,231	$(21,473,734)	$27,963,497
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$710,497	$(38,651,755)	$—	$27,963,497	$(9,977,761)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(52,839)	$52,839
The reclassifications for the Fund are primarily due to utilizing tax equalization.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $38,651,755, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$29,416	$9,236
The Fund utilized $20,911,961 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$539,027	$6,711,470
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.

18	NYLI WMC Small Companies Fund

Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $265,265 and $271,209, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the year ended October 31, 2024, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$195	$(2)
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	205,658	$4,599,068
Shares issued to shareholders in reinvestment of distributions	8,675	171,163
Shares redeemed	(957,905)	(21,233,369)
Net increase (decrease) in shares outstanding before conversion	(743,572)	(16,463,138)
Shares converted into Class A (See Note 1)	131,190	2,964,673
Shares converted from Class A (See Note 1)	(968)	(22,554)
Net increase (decrease)	(613,350)	$(13,521,019)
Year ended October 31, 2023:
Shares sold	179,482	$3,701,988
Shares issued to shareholders in reinvestment of distributions	129,424	2,648,022
Shares redeemed	(952,509)	(19,262,672)
Net increase (decrease) in shares outstanding before conversion	(643,603)	(12,912,662)
Shares converted into Class A (See Note 1)	76,200	1,526,234
Shares converted from Class A (See Note 1)	(1,151)	(21,412)
Net increase (decrease)	(568,554)	$(11,407,840)

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	29,978	$649,975
Shares redeemed	(133,242)	(2,879,120)
Net increase (decrease) in shares outstanding before conversion	(103,264)	(2,229,145)
Shares converted into Investor Class (See Note 1)	14,838	321,195
Shares converted from Investor Class (See Note 1)	(104,518)	(2,301,505)
Net increase (decrease)	(192,944)	$(4,209,455)
Year ended October 31, 2023:
Shares sold	39,579	$773,245
Shares issued to shareholders in reinvestment of distributions	32,975	652,901
Shares redeemed	(140,269)	(2,747,740)
Net increase (decrease) in shares outstanding before conversion	(67,715)	(1,321,594)
Shares converted into Investor Class (See Note 1)	20,748	416,248
Shares converted from Investor Class (See Note 1)	(55,525)	(1,072,506)
Net increase (decrease)	(102,492)	$(1,977,852)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,442	$39,473
Shares redeemed	(11,020)	(187,636)
Net increase (decrease) in shares outstanding before conversion	(8,578)	(148,163)
Shares converted from Class B (See Note 1)	(39,476)	(676,463)
Net increase (decrease)	(48,054)	$(824,626)
Year ended October 31, 2023:
Shares sold	141	$2,216
Shares issued to shareholders in reinvestment of distributions	1,624	25,812
Shares redeemed	(18,236)	(283,465)
Net increase (decrease) in shares outstanding before conversion	(16,471)	(255,437)
Shares converted from Class B (See Note 1)	(46,813)	(738,418)
Net increase (decrease)	(63,284)	$(993,855)

19

Notes to Financial Statements (continued)
Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	10,311	$179,539
Shares redeemed	(33,091)	(575,476)
Net increase (decrease) in shares outstanding before conversion	(22,780)	(395,937)
Shares converted from Class C (See Note 1)	(4,986)	(84,567)
Net increase (decrease)	(27,766)	$(480,504)
Year ended October 31, 2023:
Shares sold	9,911	$154,126
Shares issued to shareholders in reinvestment of distributions	1,903	30,219
Shares redeemed	(57,727)	(885,731)
Net increase (decrease) in shares outstanding before conversion	(45,913)	(701,386)
Shares converted from Class C (See Note 1)	(7,515)	(119,731)
Net increase (decrease)	(53,428)	$(821,117)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,820,844	$44,504,542
Shares issued to shareholders in reinvestment of distributions	17,277	357,973
Shares redeemed	(1,333,544)	(31,142,394)
Net increase (decrease) in shares outstanding before conversion	504,577	13,720,121
Shares converted into Class I (See Note 1)	477	11,499
Shares converted from Class I (See Note 1)	(102)	(2,298)
Net increase (decrease)	504,952	$13,729,322
Year ended October 31, 2023:
Shares sold	1,270,184	$27,218,467
Shares issued to shareholders in reinvestment of distributions	150,611	3,236,629
Shares redeemed	(3,225,001)	(69,203,429)
Net increase (decrease) in shares outstanding before conversion	(1,804,206)	(38,748,333)
Shares converted into Class I (See Note 1)	1,094	21,412
Shares converted from Class I (See Note 1)	(563)	(11,827)
Net increase (decrease)	(1,803,675)	$(38,738,748)

Class R1	Shares	Amount
Year ended October 31, 2024: (a)
Shares issued to shareholders in reinvestment of distributions	8	$156
Shares redeemed	(2,527)	(58,625)
Net increase (decrease)	(2,519)	$(58,469)
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	54	$1,147
Net increase (decrease)	54	$1,147

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2	$21
Shares issued to shareholders in reinvestment of distributions	2	48
Shares redeemed	(4,849)	(106,778)
Net increase (decrease)	(4,845)	$(106,709)
Year ended October 31, 2023:
Shares sold	224	$4,376
Shares issued to shareholders in reinvestment of distributions	104	2,109
Shares redeemed	(587)	(12,187)
Net increase (decrease)	(259)	$(5,702)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	834	$16,177
Shares redeemed	(16,534)	(352,429)
Net increase (decrease) in shares outstanding before conversion	(15,700)	(336,252)
Shares converted from Class R3 (See Note 1)	(10,178)	(209,980)
Net increase (decrease)	(25,878)	$(546,232)
Year ended October 31, 2023:
Shares sold	5,042	$99,472
Shares issued to shareholders in reinvestment of distributions	403	8,061
Shares redeemed	(2,424)	(48,392)
Net increase (decrease)	3,021	$59,141

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund's Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Fund will occur on or about February 28, 2025.

20	NYLI WMC Small Companies Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI WMC Small Companies Fund (Formerly MainStay WMC Small Companies Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $539,027 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 100.00% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
22	NYLI WMC Small Companies Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
23

NYLI U.S. Government Liquidity Fund
(formerly known as MainStay U.S. Government Liquidity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Short-Term Investments 100.0%
U.S. Treasury Debt 100.0%
U.S. Treasury Bills (a)
4.642%, due 11/7/24	$ 21,200,000	$ 21,183,681
4.68%, due 11/26/24	297,200,000	296,237,578
4.681%, due 11/21/24	201,800,000	201,277,562
4.686%, due 11/29/24	69,500,000	69,248,047
4.711%, due 11/19/24	56,050,000	55,918,720
4.725%, due 11/12/24	268,000,000	267,615,411
4.738%, due 11/14/24	80,150,000	80,013,526
4.763%, due 11/5/24	201,500,000	201,393,736
Total Short-Term Investments (Cost $1,192,888,261)	100.0%	1,192,888,261
Other Assets, Less Liabilities	(0.0)‡	(70,939)
Net Assets	100.0%	$ 1,192,817,322

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
U.S. Treasury Debt	$ —	$ 1,192,888,261	$ —	$ 1,192,888,261

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (amortized cost $1,192,888,261)	$1,192,888,261
Cash	76,521
Other assets	1,580
Total assets	1,192,966,362
Liabilities
Payables:
Manager (See Note 3)	110,888
Professional fees	19,138
Custodian	7,499
Trustees	246
Shareholder communication	83
Accrued expenses	11,186
Total liabilities	149,040
Net assets	$1,192,817,322
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$1,192,725
Additional paid-in-capital	1,191,630,566
1,192,823,291
Total distributable earnings (loss)	(5,969)
Net assets	$1,192,817,322
Class I
Net assets applicable to outstanding shares	$1,192,817,322
Shares of beneficial interest outstanding	1,192,725,200
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI U.S. Government Liquidity Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$54,394,797
Expenses
Manager (See Note 3)	1,226,724
Professional fees	114,587
Trustees	23,832
Custodian	21,326
Shareholder communication	5,795
Miscellaneous	13,907
Total expenses	1,406,171
Net investment income (loss)	52,988,626
Realized Gain (Loss)
Net realized gain (loss) on investments	20,975
Net increase (decrease) in net assets resulting from operations	$53,009,601
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$52,988,626	$51,428,827
Net realized gain (loss)	20,975	(16,485)
Net increase (decrease) in net assets resulting from operations	53,009,601	51,412,342
Distributions to shareholders	(52,988,625)	(51,428,827)
Capital share transactions:
Net proceeds from sales of shares	12,424,490,903	10,295,597,780
Net asset value of shares issued to shareholders in reinvestment of distributions	52,355,905	50,676,607
Cost of shares redeemed	(12,292,872,038)	(10,673,093,594)
Increase (decrease) in net assets derived from capital share transactions	183,974,770	(326,819,207)
Net increase (decrease) in net assets	183,995,746	(326,835,692)
Net Assets
Beginning of year	1,008,821,576	1,335,657,268
End of year	$1,192,817,322	$1,008,821,576
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI U.S. Government Liquidity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.05	0.04	0.01	0.00‡	0.01
Total from investment operations	0.05	0.04	0.01	0.00‡	0.01
Less distributions:
From net investment income	(0.05)	(0.04)	(0.01)	(0.00)‡	(0.01)
Net asset value at end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	5.31%	4.59%	0.76%	0.01%	0.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.18%	4.47%	0.72%	0.01%	0.62%
Net expenses	0.14%	0.14%	0.11%	0.03%	0.13%
Expenses (before waiver/reimbursement)	0.14%	0.14%	0.14%	0.14%	0.13%
Net assets at end of year (in 000’s)	$1,192,817	$1,008,822	$1,335,657	$2,520,059	$639,101

‡	Less than one cent per share.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI U.S. Government Liquidity Fund (formerly known as MainStay U.S. Government Liquidity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class I	July 2, 2018
Shares of the Fund are offered and are redeemed at a price equal to their net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Fund’s shares.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market fund,” the Board of Trustees of the Trust ("Board") has determined that the Fund is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would

8	NYLI U.S. Government Liquidity Fund

use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of October 31, 2024, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not
9

Notes to Financial Statements (continued)
expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes and floaters. If expectations about changes in interest rates, or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund. The ability of issuers of debt securities, including the U.S. government, held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or ''Subadvisor''), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.12% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.15% of average daily net assets. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.

10	NYLI U.S. Government Liquidity Fund

During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $1,226,724 and paid the Subadvisor fees in the amount of $613,362.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, the Fund did not record any transfer agent expenses.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$67,923	$(61,363)	$(12,529)	$—	$(5,969)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to amortization of organizational costs.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $61,363, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$61	$—
The Fund utilized $20,975 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$52,988,625	$51,428,827
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class I (at $1 per share)	Shares
Year ended October 31, 2024:
Shares sold	12,424,490,903
Shares issued to shareholders in reinvestment of distributions	52,355,905
Shares redeemed	(12,292,872,038)
Net increase (decrease)	183,974,770
Year ended October 31, 2023:
Shares sold	10,295,597,780
Shares issued to shareholders in reinvestment of distributions	50,676,607
Shares redeemed	(10,673,093,594)
Net increase (decrease)	(326,819,207)
Note 7–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for
11

Notes to Financial Statements (continued)
possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
12	NYLI U.S. Government Liquidity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI U.S. Government Liquidity Fund (formerly MainStay U.S. Government Liquidity Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
13

Federal Income Tax Information
(Unaudited)
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
14	NYLI U.S. Government Liquidity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
15

NYLI PineStone International Equity Fund
(formerly known as MainStay PineStone International Equity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 98.5%
Australia 1.5%
Commonwealth Bank of Australia (Banks)	102,564	$ 9,635,249
Canada 2.5%
Canadian National Railway Co. (Ground Transportation)	144,409	15,584,619
Denmark 6.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	369,180	41,080,713
France 15.0%
Air Liquide SA (Chemicals)	77,070	13,803,924
Air Liquide SA (Chemicals) (a)	66,712	11,948,714
EssilorLuxottica SA (Health Care Equipment & Supplies)	109,146	25,573,055
L'Oreal SA (Personal Care Products)	22,748	8,518,169
L'Oreal SA (Personal Care Products) (a)	14,382	5,385,454
L'Oreal SA (Registered) (Personal Care Products) (a)	9,600	3,594,796
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	39,602	26,268,401
		95,092,513
Germany 5.5%
Rational AG (Machinery)	10,840	10,612,089
SAP SE (Software)	103,610	24,208,342
		34,820,431
India 1.9%
HDFC Bank Ltd., ADR (Banks)	191,618	12,077,683
Japan 7.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	55,620	25,544,054
Shimano, Inc. (Leisure Products)	67,821	10,161,545
Unicharm Corp. (Household Products) (b)	267,811	8,656,179
		44,361,778
Netherlands 3.8%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	35,516	23,998,527
Spain 2.3%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	200,192	14,502,739
	Shares	Value

Switzerland 8.3%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	152,615	$ 22,153,078
Geberit AG (Registered) (Building Products)	19,583	12,263,895
Schindler Holding AG (Machinery)	62,132	18,088,107
		52,505,080
Taiwan 8.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	290,434	55,339,294
United Kingdom 23.7%
Ashtead Group plc (Trading Companies & Distributors)	169,539	12,653,266
Bunzl plc (Trading Companies & Distributors)	268,628	11,818,567
Diageo plc (Beverages)	468,511	14,492,875
Howden Joinery Group plc (Trading Companies & Distributors)	1,300,613	14,120,975
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	240,682	26,571,945
Intertek Group plc (Professional Services)	201,410	12,071,234
London Stock Exchange Group plc (Capital Markets)	256,680	34,802,129
Spirax Group plc (Machinery)	106,341	8,851,186
Unilever plc (Personal Care Products)	241,292	14,755,803
		150,137,980
United States 11.8%
Alcon AG (Health Care Equipment & Supplies)	188,634	17,383,468
Aon plc, Class A (Insurance)	32,587	11,955,192
Nestle SA (Registered) (Food Products)	273,216	25,810,852
S&P Global, Inc. (Capital Markets)	41,483	19,926,774
		75,076,286
Total Common Stocks (Cost $512,551,683)		624,212,892

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Shares	Value
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
United States 1.3%
NYLI U.S. Government Liquidity Fund, 4.648% (c)	8,248,112	$ 8,248,112
Total Short-Term Investment (Cost $8,248,112)		8,248,112
Total Investments (Cost $520,799,795)	99.8%	632,461,004
Other Assets, Less Liabilities	0.2	1,325,749
Net Assets	100.0%	$ 633,786,753

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of October 31, 2024, the aggregate market value of securities on loan was $323,220. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $345,271. (See Note 2(I))
(c)	Current yield as of October 31, 2024.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,961	$ 176,004	$ (169,717)	$ —	$ —	$ 8,248	$ 215	$ —	8,248
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone International Equity Fund

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 624,212,892	$ —	$ —	$ 624,212,892
Short-Term Investment
Affiliated Investment Company	8,248,112	—	—	8,248,112
Total Investments in Securities	$ 632,461,004	$ —	$ —	$ 632,461,004

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Banks	$21,712,932	3.4%
Beverages	14,492,875	2.3
Building Products	12,263,895	1.9
Capital Markets	54,728,903	8.6
Chemicals	25,752,638	4.1
Electronic Equipment, Instruments & Components	25,544,054	4.0
Food Products	25,810,852	4.1
Ground Transportation	15,584,619	2.5
Health Care Equipment & Supplies	42,956,523	6.8
Hotels, Restaurants & Leisure	41,074,684	6.5
Household Products	8,656,179	1.4
Insurance	11,955,192	1.9
Leisure Products	10,161,545	1.6
Machinery	37,551,382	5.9
Personal Care Products	32,254,222	5.1
Pharmaceuticals	41,080,713	6.5
Professional Services	12,071,234	1.9
Semiconductors & Semiconductor Equipment	79,337,821	12.5
Software	24,208,342	3.8
Textiles, Apparel & Luxury Goods	48,421,479	7.6
Trading Companies & Distributors	38,592,808	6.1
	624,212,892	98.5
Short-Term Investment	8,248,112	1.3
Other Assets, Less Liabilities	1,325,749	0.2
Net Assets	$633,786,753	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone International Equity Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $512,551,683) including securities on loan of $323,220	$624,212,892
Investment in affiliated investment companies, at value (identified cost $8,248,112)	8,248,112
Cash denominated in foreign currencies (identified cost $10,423)	10,424
Receivables:
Dividends	2,280,141
Fund shares sold	878,147
Investment securities sold	4,033
Securities lending	65
Other assets	106,447
Total assets	635,740,261
Liabilities
Payables:
Investment securities purchased	1,392,085
Manager (See Note 3)	391,215
Transfer agent (See Note 3)	46,226
Fund shares redeemed	45,292
NYLIFE Distributors (See Note 3)	21,025
Professional fees	20,368
Shareholder communication	16,695
Custodian	14,877
Accrued expenses	5,725
Total liabilities	1,953,508
Net assets	$633,786,753
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$37,489
Additional paid-in-capital	547,227,705
547,265,194
Total distributable earnings (loss)	86,521,559
Net assets	$633,786,753
Class A
Net assets applicable to outstanding shares	$79,324,550
Shares of beneficial interest outstanding	4,715,137
Net asset value per share outstanding	$16.82
Maximum sales charge (5.50% of offering price)	0.98
Maximum offering price per share outstanding	$17.80
Investor Class
Net assets applicable to outstanding shares	$13,840,815
Shares of beneficial interest outstanding	825,765
Net asset value per share outstanding	$16.76
Maximum sales charge (5.00% of offering price)	0.88
Maximum offering price per share outstanding	$17.64
Class C
Net assets applicable to outstanding shares	$871,181
Shares of beneficial interest outstanding	52,313
Net asset value and offering price per share outstanding	$16.65
Class I
Net assets applicable to outstanding shares	$335,817,398
Shares of beneficial interest outstanding	19,875,311
Net asset value and offering price per share outstanding	$16.90
Class P
Net assets applicable to outstanding shares	$29,092
Shares of beneficial interest outstanding	1,722
Net asset value and offering price per share outstanding	$16.89
Class R6
Net assets applicable to outstanding shares	$203,903,717
Shares of beneficial interest outstanding	12,018,522
Net asset value and offering price per share outstanding	$16.97

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $859,576)	$7,880,614
Dividends-affiliated	215,460
Securities lending, net	9,280
Total income	8,105,354
Expenses
Manager (See Note 3)	4,077,760
Transfer agent (See Note 3)	244,236
Distribution/Service—Class A (See Note 3)	178,319
Distribution/Service—Investor Class (See Note 3)	36,066
Distribution/Service—Class C (See Note 3)	8,078
Distribution/Service—Class R2 (See Note 3)(a)	137
Distribution/Service—Class R3 (See Note 3)(a)	962
Registration	171,240
Professional fees	78,035
Shareholder communication	68,781
Custodian	61,287
Trustees	11,537
Shareholder service (See Note 3)	294
Miscellaneous	64,762
Total expenses before waiver/reimbursement	5,001,494
Expense waiver/reimbursement from Manager (See Note 3)	(473,613)
Net expenses	4,527,881
Net investment income (loss)	3,577,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(b)	2,119,210
Foreign currency transactions	57,815
Net realized gain (loss)	2,177,025
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	84,904,972
Translation of other assets and liabilities in foreign currencies	81,791
Net change in unrealized appreciation (depreciation)	84,986,763
Net realized and unrealized gain (loss)	87,163,788
Net increase (decrease) in net assets resulting from operations	$90,741,261

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
(b)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $103,126.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone International Equity Fund

Statements of Changes in Net Assets
for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023
	Year Ended October 31, 2024	Period April 1, 2023 through October 31, 2023(a)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,577,473	$1,588,269	$1,704,874
Net realized gain (loss)	2,177,025	2,061,823	(4,419,572)
Net change in unrealized appreciation (depreciation)	84,986,763	(30,009,563)	(1,721,478)
Net increase (decrease) in net assets resulting from operations	90,741,261	(26,359,471)	(4,436,176)
Distributions to shareholders:
Class A	(217,763)	(5,619)	(26,566)
Investor Class	(39,661)	—	—
Class C	(376)	—	—
Class I	(811,354)	(347,096)	(1,392,547)
Class P	(120)	—	—
Class R1(b)	(599)	—	—
Class R2(b)	(631)	—	—
Class R3(b)	(1,688)	—	—
Class R6	(512,622)	(101,817)	(371,742)
Total distributions to shareholders	(1,584,814)	(454,532)	(1,790,855)
Capital share transactions:
Net proceeds from sales of shares	256,493,363	38,109,004	48,942,377
Net asset value of shares issued in connection with the acquisition of MainStay MacKay International Equity Fund	—	131,906,581	—
Net asset value of shares issued to shareholders in reinvestment of distributions	1,544,332	418,920	1,710,586
	Year Ended October 31, 2024	Period April 1, 2023 through October 31, 2023(a)	Year Ended March 31, 2023
Cost of shares redeemed	$(70,050,824)	$(28,443,427)	$(66,334,154)
Increase (decrease) in net assets derived from capital share transactions	187,986,871	141,991,078	(15,681,191)
Net increase (decrease) in net assets	277,143,318	115,177,075	(21,908,222)
Net Assets
Beginning of period	356,643,435	241,466,360	263,374,582
End of period	$633,786,753	$356,643,435	$241,466,360

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Class liquidated and is no longer offered for sale as of February 23, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class A	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$13.50	$14.51	$14.70	$14.06	$9.92	$10.48
Net investment income (loss) (b)	0.08	0.02	0.07	0.04	0.03	0.05
Net realized and unrealized gain (loss)	3.29	(1.02)	(0.16)	0.65	4.37	(0.50)
Total from investment operations	3.37	(1.00)	(0.09)	0.69	4.40	(0.45)
Less distributions:
From net investment income	(0.05)	(0.01)	(0.10)	(0.03)	(0.04)	(0.08)
From net realized gain on investments	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.05)	(0.01)	(0.10)	(0.05)	(0.26)	(0.11)
Net asset value at end of period	$16.82	$13.50	$14.51	$14.70	$14.06	$9.92
Total investment return	25.03%(c)	(6.89)%(c)	(0.57)% (d)(e)	4.91% (d)(e)	44.38% (d)(e)	(4.48)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%	0.25%††	0.50% (f)(g)	0.27% (f)(g)	0.19% (f)(g)	0.44% (f)(g)
Net expenses	1.10%(h)	1.21%††(h)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)
Expenses (before waiver/reimbursement)	1.19%(h)	1.36%††(h)	1.55%(g)	1.49%(g)	1.55%(g)	1.56%(g)
Portfolio turnover rate	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$79,325	$56,733	$5,162	$2,260	$1,516	$324

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Investor Class	2024	2023
Net asset value at beginning of period	$13.49	$14.71
Net investment income (loss) (a)	0.02	(0.01)
Net realized and unrealized gain (loss)	3.29	(1.21)
Total from investment operations	3.31	(1.22)
Less distributions:
From net investment income	(0.04)	—
Net asset value at end of period	$16.76	$13.49
Total investment return (b)	24.60%	(8.29)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.11%	(0.32)%††
Net expenses (d)	1.49%	1.49%††
Expenses (before waiver/reimbursement) (d)	1.72%	1.61%††
Portfolio turnover rate	10%	12%
Net assets at end of period (in 000's)	$13,841	$12,660

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2024	2023
Net asset value at beginning of period	$13.47	$14.71
Net investment income (loss) (a)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	3.29	(1.21)
Total from investment operations	3.19	(1.24)
Less distributions:
From net investment income	(0.01)	—
Net asset value at end of period	$16.65	$13.47
Total investment return (b)	23.67%	(8.43)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.64)%	(1.06)%††
Net expenses (d)	2.24%	2.24%††
Expenses (before waiver/reimbursement) (d)	2.47%	2.36%††
Portfolio turnover rate	10%	12%
Net assets at end of period (in 000’s)	$871	$739

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class I	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$13.53	$14.53	$14.70	$14.06	$9.92	$10.48
Net investment income (loss) (b)	0.12	0.09	0.10	0.08	0.06	0.08
Net realized and unrealized gain (loss)	3.31	(1.07)	(0.16)	0.65	4.34	(0.50)
Total from investment operations	3.43	(0.98)	(0.06)	0.73	4.40	(0.42)
Less distributions:
From net investment income	(0.06)	(0.02)	(0.11)	(0.07)	(0.04)	(0.11)
From net realized gain on investments	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.06)	(0.02)	(0.11)	(0.09)	(0.26)	(0.14)
Net asset value at end of period	$16.90	$13.53	$14.53	$14.70	$14.06	$9.92
Total investment return	25.40%(c)	(6.73)%(c)	(0.33)% (d)(e)	5.16% (d)(e)	44.43% (d)(e)	(4.23)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.72%	1.03%††	0.75% (f)(g)	0.52% (f)(g)	0.44% (f)(g)	0.69% (f)(g)
Net expenses	0.85%(h)	0.95%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.93%(h)	1.19%††(h)	1.30%(g)	1.24%(g)	1.30%(g)	1.31%(g)
Portfolio turnover rate	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$335,817	$190,764	$196,962	$217,664	$160,421	$79,543

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2024	2023
Net asset value at beginning of period	$13.53	$14.73
Net investment income (loss) (a)	0.13	0.01
Net realized and unrealized gain (loss)	3.30	(1.21)
Total from investment operations	3.43	(1.20)
Less distributions:
From net investment income	(0.07)	—
Net asset value at end of period	$16.89	$13.53
Total investment return (b)	25.43%	(8.15)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.80%	0.33%††
Net expenses (d)	0.80%	0.85%††
Expenses (before waiver/reimbursement) (d)	0.89%	0.91%††
Portfolio turnover rate	10%	12%
Net assets at end of period (in 000’s)	$29	$23

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class R6	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$13.59	$14.60	$14.77	$14.12	$9.96	$10.52
Net investment income (loss) (b)	0.14	0.08	0.13	0.11	0.08	0.10
Net realized and unrealized gain (loss)	3.31	(1.05)	(0.16)	0.66	4.36	(0.51)
Total from investment operations	3.45	(0.97)	(0.03)	0.77	4.44	(0.41)
Less distributions:
From net investment income	(0.07)	(0.04)	(0.14)	(0.10)	(0.06)	(0.12)
From net realized gain on investments	—	—	—	(0.02)	(0.22)	(0.03)
Total distributions	(0.07)	(0.04)	(0.14)	(0.12)	(0.28)	(0.15)
Net asset value at end of period	$16.97	$13.59	$14.60	$14.77	$14.12	$9.96
Total investment return	25.48%(c)	(6.66)%(c)	(0.10)% (d)(e)	5.39% (d)(e)	44.65% (d)(e)	(4.07)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.82%	0.98%††	0.95% (f)(g)	0.72% (f)(g)	0.64% (f)(g)	0.89% (f)(g)
Net expenses	0.80%(h)	0.80%††(h)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)
Expenses (before waiver/reimbursement)	0.89%(h)	1.09%††(h)	1.30%(g)	1.24%(g)	1.30%(g)	1.31%(g)
Portfolio turnover rate	10%	12%	11%(e)	2%(e)	12%(e)	8%(e)
Net assets at end of period (in 000's)	$203,904	$94,796	$39,343	$43,451	$41,229	$45,405

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI PineStone International Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital International Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 29, 2017
Investor Class	August 28, 2023
Class C	August 28, 2023
Class I	September 29, 2017
Class P	August 28, 2023
Class R6	September 29, 2017
Effective at the close of business on February 23, 2024, Class R1, R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 applies for
Class P and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
Effective at the close of business on August 25, 2023, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing

15

Notes to Financial Statements (continued)
inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a

16	NYLI PineStone International Equity Fund

market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends
17

Notes to Financial Statements (continued)
and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities,

18	NYLI PineStone International Equity Fund

and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets. During the year ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.80%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.20%; Investor Class, 1.54%; Class C, 2.29%; Class I, 0.85%; Class P, 0.85%; and Class R6, 0.80%. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $4,077,760 and waived fees and/or reimbursed certain class specific expenses in the amount of $473,613 and paid the Subadvisor fees in the amount of $1,937,221.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plans, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
19

Notes to Financial Statements (continued)
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R1*	$47
Class R2*	55
Class R3*	192

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $10,373 and $1,250, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $27 and $61, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$33,728	$—
Investor Class	83,644	(6,920)
Class C	4,661	(390)
Class I	115,086	—
Class R1*	49	—
Class R2*	59	—
Class R3*	218	—
Class R6	6,791	—

*	Effective at the close of business on February 23, 2024, Class R1, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Investor Class	$28,857	0.2%
Class C	28,599	3.3
Class P	29,087	100.0
Class R6	32,694	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$524,991,675	$119,135,221	$(11,665,892)	$107,469,329

20	NYLI PineStone International Equity Fund

As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$3,762,139	$(24,759,334)	$—	$107,518,754	$86,521,559
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $24,759,334 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$24,759	$—
The Fund utilized $3,691,631 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$1,584,814	$454,532	$1,790,855

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $224,515 and $47,713, respectively.
21

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,152,466	$19,082,267
Shares issued to shareholders in reinvestment of distributions	14,624	214,828
Shares redeemed	(716,458)	(11,585,246)
Net increase (decrease) in shares outstanding before conversion	450,632	7,711,849
Shares converted into Class A (See Note 1)	61,043	1,004,481
Shares converted from Class A (See Note 1)	(260)	(4,386)
Net increase (decrease)	511,415	$8,711,944
Period ended October 31, 2023:(a)(b)
Shares sold	388,513	$5,588,183
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	3,580,911	51,702,622
Shares issued to shareholders in reinvestment of distributions	380	5,610
Shares redeemed	(129,124)	(1,822,996)
Net increase (decrease) in shares outstanding before conversion	3,840,680	55,473,419
Shares converted into Class A (See Note 1)	7,220	100,056
Net increase (decrease)	3,847,900	$55,573,475
Year ended March 31, 2023:
Shares sold	299,422	$4,026,503
Shares issued to shareholders in reinvestment of distributions	2,036	26,553
Shares redeemed	(99,359)	(1,322,961)
Net increase (decrease)	202,099	$2,730,095

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	24,531	$399,131
Shares issued to shareholders in reinvestment of distributions	2,696	39,600
Shares redeemed	(83,352)	(1,369,657)
Net increase (decrease) in shares outstanding before conversion	(56,125)	(930,926)
Shares converted into Investor Class (See Note 1)	3,540	56,697
Shares converted from Investor Class (See Note 1)	(60,062)	(986,961)
Net increase (decrease)	(112,647)	$(1,861,190)
Period ended October 31, 2023:(c)
Shares sold	7,729	$109,898
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	948,409	13,693,891
Shares redeemed	(11,837)	(164,520)
Net increase (decrease) in shares outstanding before conversion	944,301	13,639,269
Shares converted into Investor Class (See Note 1)	980	14,087
Shares converted from Investor Class (See Note 1)	(6,869)	(94,988)
Net increase (decrease)	938,412	$13,558,368

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	15,406	$260,439
Shares issued to shareholders in reinvestment of distributions	25	375
Shares redeemed	(13,581)	(219,141)
Net increase (decrease) in shares outstanding before conversion	1,850	41,673
Shares converted from Class C (See Note 1)	(4,359)	(69,831)
Net increase (decrease)	(2,509)	$(28,158)
Period ended October 31, 2023:(c)
Shares sold	2,005	$28,980
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	55,843	806,110
Shares redeemed	(1,690)	(23,215)
Net increase (decrease) in shares outstanding before conversion	56,158	811,875
Shares converted from Class C (See Note 1)	(1,336)	(19,155)
Net increase (decrease)	54,822	$792,720

22	NYLI PineStone International Equity Fund

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	8,453,755	$143,289,439
Shares issued to shareholders in reinvestment of distributions	54,670	805,283
Shares redeemed	(2,333,147)	(37,625,026)
Net increase (decrease) in shares outstanding before conversion	6,175,278	106,469,696
Shares converted from Class I (See Note 1)	(402,352)	(6,154,639)
Net increase (decrease)	5,772,926	$100,315,057
Period ended October 31, 2023:(b)(d)
Shares sold	1,778,011	$26,269,529
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	1,074,843	15,546,857
Shares issued to shareholders in reinvestment of distributions	21,090	311,493
Shares redeemed	(1,646,610)	(23,274,878)
Net increase (decrease) in shares outstanding before conversion	1,227,334	18,853,001
Shares converted from Class I (See Note 1)	(681,617)	(9,283,620)
Net increase (decrease)	545,717	$9,569,381
Year ended March 31, 2023:
Shares sold	3,340,494	$44,915,874
Shares issued to shareholders in reinvestment of distributions	100,559	1,312,291
Shares redeemed	(4,691,151)	(61,011,193)
Net increase (decrease)	(1,250,098)	$(14,783,028)

Class P	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$120
Net increase (decrease)	8	$120
Period ended October 31, 2023:(c)
Shares sold	1,714	$25,000
Net increase (decrease)	1,714	$25,000

Class R1	Shares	Amount
Year ended October 31, 2024:(e)
Shares sold	152	$2,233
Shares issued to shareholders in reinvestment of distributions	41	599
Shares redeemed	(9,936)	(164,327)
Net increase (decrease)	(9,743)	$(161,495)
Period ended October 31, 2023:(c)
Shares sold	1,860	$27,027
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	7,884	114,043
Shares redeemed	(1)	(9)
Net increase (decrease)	9,743	$141,061

Class R2	Shares	Amount
Year ended October 31, 2024:(e)
Shares sold	76	$1,107
Shares issued to shareholders in reinvestment of distributions	17	258
Shares redeemed	(12,652)	(207,026)
Net increase (decrease)	(12,559)	$(205,661)
Period ended October 31, 2023:(c)
Shares sold	1,799	$26,181
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	11,467	165,862
Shares redeemed	(707)	(9,677)
Net increase (decrease)	12,559	$182,366

Class R3	Shares	Amount
Year ended October 31, 2024:(e)
Shares sold	722	$10,673
Shares issued to shareholders in reinvestment of distributions	114	1,681
Shares redeemed	(47,265)	(763,050)
Net increase (decrease)	(46,429)	$(750,696)
Period ended October 31, 2023:(c)
Shares sold	3,194	$45,850
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	52,160	754,368
Shares redeemed	(8,925)	(120,815)
Net increase (decrease)	46,429	$679,403

23

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,683,866	$93,448,074
Shares issued to shareholders in reinvestment of distributions	32,584	481,588
Shares redeemed	(1,075,218)	(18,117,351)
Net increase (decrease) in shares outstanding before conversion	4,641,232	75,812,311
Shares converted into Class R6 (See Note 1)	401,039	6,154,639
Net increase (decrease)	5,042,271	$81,966,950
Period ended October 31, 2023:(b)(f)
Shares sold	416,586	$5,988,356
Shares issued in connection with the acquisition of MainStay MacKay Fund International Equity Fund	3,381,136	49,122,828
Shares issued to shareholders in reinvestment of distributions	6,861	101,817
Shares redeemed	(201,568)	(3,027,317)
Net increase (decrease) in shares outstanding before conversion	3,603,015	52,185,684
Shares converted into Class R6 (See Note 1)	678,131	9,283,620
Net increase (decrease)	4,281,146	$61,469,304
Year ended March 31, 2023:
Shares issued to shareholders in reinvestment of distributions	28,377	$371,742
Shares redeemed	(274,348)	(4,000,000)
Net increase (decrease)	(245,971)	$(3,628,258)

(a)	Investor Class shares of the Predecessor Fund converted to Class A shares of the Fund on August 25, 2023.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	The inception date of the class was August 28, 2023.
(d)	Institutional Class shares of the Predecessor Fund converted to Class I shares of the Fund on August 25, 2023.
(e)	Class liquidated and is no longer offered for sale as of February 23, 2024.
(f)	Class Z converted to Class R6 on August 25, 2023.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI PineStone International Equity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone International Equity Fund (formerly MainStay PineStone International Equity Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2023 to October 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and period April 1, 2023 to October 31, 2023, and the financial highlights for the year then ended and period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2023, and the financial highlights for each of the years in the four-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
25

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal period ended October 31, 2024, the Fund designated approximately $1,467,892 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2024 should be multiplied by 1.04% to arrive at the amount eligible for the corporate dividend-received deduction.
In accordance with federal tax law, the Fund elected to provide each shareholder with their portion of the Fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2024:
•    the total amount of taxes credited to foreign countries was $874,850.
•    the total amount of income sourced from foreign countries was $4,636,996.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
26	NYLI PineStone International Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
27

NYLI PineStone U.S. Equity Fund
(formerly known as MainStay PineStone U.S. Equity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.5%
Beverages 3.5%
PepsiCo, Inc.	117,509	$ 19,515,895
Building Products 3.0%
Carrier Global Corp.	232,634	16,917,144
Capital Markets 15.2%
CME Group, Inc.	87,270	19,667,167
FactSet Research Systems, Inc.	28,097	12,757,724
Moody's Corp.	82,667	37,534,124
MSCI, Inc.	27,534	15,727,421
		85,686,436
Chemicals 7.6%
Linde plc	45,988	20,977,426
Sherwin-Williams Co. (The)	61,442	22,043,547
		43,020,973
Commercial Services & Supplies 1.2%
Copart, Inc. (a)	129,900	6,685,953
Financial Services 5.6%
Mastercard, Inc., Class A	63,506	31,726,963
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	46,696	10,907,719
Health Care Providers & Services 5.4%
UnitedHealth Group, Inc.	53,633	30,275,828
Hotels, Restaurants & Leisure 2.3%
Hilton Worldwide Holdings, Inc.	54,500	12,799,325
Household Products 1.7%
Colgate-Palmolive Co.	100,253	9,394,709
Interactive Media & Services 8.3%
Alphabet, Inc., Class A	273,419	46,784,725
Life Sciences Tools & Services 2.1%
Mettler-Toledo International, Inc. (a)	9,430	12,181,202
Machinery 5.3%
Graco, Inc.	158,302	12,893,698
	Shares	Value

Machinery (continued)
Middleby Corp. (The) (a)	8,123	$ 1,053,553
Otis Worldwide Corp.	160,058	15,717,696
		29,664,947
Pharmaceuticals 2.9%
Johnson & Johnson	101,477	16,222,113
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	71,628	15,980,923
Software 15.1%
Adobe, Inc. (a)	28,114	13,440,741
Microsoft Corp.	117,177	47,614,874
Oracle Corp.	143,943	24,159,393
		85,215,008
Specialty Retail 13.8%
AutoZone, Inc. (a)	11,701	35,208,309
Lowe's Cos., Inc.	82,467	21,592,335
TJX Cos., Inc. (The)	186,911	21,126,550
		77,927,194
Textiles, Apparel & Luxury Goods 1.8%
NIKE, Inc., Class B	131,736	10,160,798
Total Common Stocks (Cost $469,475,567)		561,067,855
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.648% (b)	1,525,502	1,525,502
Total Short-Term Investment (Cost $1,525,502)		1,525,502
Total Investments (Cost $471,001,069)	99.8%	562,593,357
Other Assets, Less Liabilities	0.2	1,271,714
Net Assets	100.0%	$ 563,865,071

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 881	$ 226,836	$ (226,191)	$ —	$ —	$ 1,526	$ 199	$ —	1,526
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 561,067,855	$ —	$ —	$ 561,067,855
Short-Term Investment
Affiliated Investment Company	1,525,502	—	—	1,525,502
Total Investments in Securities	$ 562,593,357	$ —	$ —	$ 562,593,357

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone U.S. Equity Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in unaffiliated securities, at value (identified cost $469,475,567)	$561,067,855
Investment in affiliated investment companies, at value (identified cost $1,525,502)	1,525,502
Receivables:
Investment securities sold	1,140,885
Fund shares sold	374,151
Dividends	278,242
Other assets	51,133
Total assets	564,437,768
Liabilities
Payables:
Manager (See Note 3)	268,681
Fund shares redeemed	262,455
Professional fees	16,732
Transfer agent (See Note 3)	12,956
Custodian	10,258
NYLIFE Distributors (See Note 3)	795
Shareholder communication	172
Accrued expenses	648
Total liabilities	572,697
Net assets	$563,865,071
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$29,377
Additional paid-in-capital	465,510,541
465,539,918
Total distributable earnings (loss)	98,325,153
Net assets	$563,865,071
Class A
Net assets applicable to outstanding shares	$3,437,000
Shares of beneficial interest outstanding	179,838
Net asset value per share outstanding	$19.11
Maximum sales charge (5.00% of offering price)	1.01
Maximum offering price per share outstanding	$20.12
Class C
Net assets applicable to outstanding shares	$61,065
Shares of beneficial interest outstanding	3,227
Net asset value and offering price per share outstanding	$18.92
Class I
Net assets applicable to outstanding shares	$198,445,435
Shares of beneficial interest outstanding	10,337,925
Net asset value and offering price per share outstanding	$19.20
Class P
Net assets applicable to outstanding shares	$97,235,728
Shares of beneficial interest outstanding	5,065,304
Net asset value and offering price per share outstanding	$19.20
Class R6
Net assets applicable to outstanding shares	$264,685,843
Shares of beneficial interest outstanding	13,790,555
Net asset value and offering price per share outstanding	$19.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated	$4,899,415
Dividends-affiliated	199,060
Securities lending, net	173
Total income	5,098,648
Expenses
Manager (See Note 3)	2,372,194
Registration	91,931
Professional fees	75,566
Transfer agent (See Note 3)	71,990
Custodian	27,059
Trustees	21,332
Shareholder communication	8,240
Distribution/Service—Class A (See Note 3)	6,149
Distribution/Service—Class C (See Note 3)	546
Miscellaneous	31,716
Total expenses	2,706,723
Net investment income (loss)	2,391,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	5,229,034
Net change in unrealized appreciation (depreciation) on unaffiliated investments	67,884,201
Net realized and unrealized gain (loss)	73,113,235
Net increase (decrease) in net assets resulting from operations	$75,505,160
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone U.S. Equity Fund

Statements of Changes in Net Assets
for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023
	Year Ended October 31, 2024	Period April 1, 2023 through October 31, 2023(a)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,391,925	$233,954	$444,909
Net realized gain (loss)	5,229,034	387,691	(109,569)
Net change in unrealized appreciation (depreciation)	67,884,201	(3,481,940)	(1,944,603)
Net increase (decrease) in net assets resulting from operations	75,505,160	(2,860,295)	(1,609,263)
Distributions to shareholders:
Class A	(4,062)	—	(508)
Class C	(82)	—	—
Class I	(366,891)	—	(3,144,318)
Class P	(96)	—	—
Class R6	(627,056)	—	—
Total distributions to shareholders	(998,187)	—	(3,144,826)
Capital share transactions:
Net proceeds from sales of shares	346,639,157	118,532,733	4,978,500
Net asset value of shares issued to shareholders in reinvestment of distributions	902,352	—	1,975,733
Cost of shares redeemed	(61,381,895)	(1,742,748)	(10,015,209)
Increase (decrease) in net assets derived from capital share transactions	286,159,614	116,789,985	(3,060,976)
Net increase (decrease) in net assets	360,666,587	113,929,690	(7,815,065)
Net Assets
Beginning of period	203,198,484	89,268,794	97,083,859
End of period	$563,865,071	$203,198,484	$89,268,794

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,			September 30, 2019^ through March 31,
Class A	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$15.54	$15.16	$15.92	$13.93	$9.28	$10.00
Net investment income (loss) (b)	0.05	(0.01)	0.04	0.02	0.03	0.03
Net realized and unrealized gain (loss)	3.57	0.39	(0.31)	2.12	4.78	(0.72)
Total from investment operations	3.62	0.38	(0.27)	2.14	4.81	(0.69)
Less distributions:
From net investment income	(0.04)	—	(0.03)	(0.02)	(0.03)	(0.03)
From net realized gain on investments	(0.01)	—	(0.46)	(0.13)	(0.13)	(0.00)‡
Total distributions	(0.05)	—	(0.49)	(0.15)	(0.16)	(0.03)
Net asset value at end of period	$19.11	$15.54	$15.16	$15.92	$13.93	$9.28
Total investment return	23.34%(c)	2.51%(c)	(1.45)% (d)(e)	15.20% (d)(e)	52.04% (d)(e)	(6.96)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.28%	(0.12)%††	0.27% (f)(g)	0.09% (f)(g)	0.24% (f)(g)	0.48% (f)(g)
Net expenses	0.90%(h)	0.97%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.90%(h)	0.99%††(h)	1.21%(g)	1.13%(g)	1.29%(g)	1.73%(g)
Portfolio turnover rate	8%	2%	6%(e)	10%(e)	8%(e)	6%(e)
Net assets at end of period (in 000's)	$3,437	$769	$17	$16	$14	$9

#	The Fund changed its fiscal year end from March 31 to October 31.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2024	2023
Net asset value at beginning of year	$15.51	$16.32
Net investment income (loss) (a)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	3.55	(0.79)
Total from investment operations	3.43	(0.81)
Less distributions:
From net investment income	(0.01)	—
From net realized gain on investments	(0.01)	—
Total distributions	(0.02)	—
Net asset value at end of year	$18.92	$15.51
Total investment return	22.18%	(4.96)%(b)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.64)%	(0.75)%††
Net expenses (c)	1.85%	1.89%††
Expenses (before waiver/reimbursement) (c)	1.85%	1.91%††
Portfolio turnover rate	8%	2%
Net assets at end of year (in 000’s)	$61	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,			September 30, 2019^ through March 31,
Class I	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$15.57	$15.17	$15.94	$13.95	$9.28	$10.00
Net investment income (loss) (b)	0.10	0.04	0.07	0.05	0.06	0.04
Net realized and unrealized gain (loss)	3.58	0.36	(0.31)	2.13	4.79	(0.73)
Total from investment operations	3.68	0.40	(0.24)	2.18	4.85	(0.69)
Less distributions:
From net investment income	(0.04)	—	(0.07)	(0.06)	(0.05)	(0.03)
From net realized gain on investments	(0.01)	—	(0.46)	(0.13)	(0.13)	(0.00)‡
Total distributions	(0.05)	—	(0.53)	(0.19)	(0.18)	(0.03)
Net asset value at end of period	$19.20	$15.57	$15.17	$15.94	$13.95	$9.28
Total investment return	23.74%(c)	2.64%(c)	(1.26)% (d)(e)	15.49% (d)(e)	52.48% (d)(e)	(6.91)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.53%	0.40%††	0.51% (f)(g)	0.33% (f)(g)	0.48% (f)(g)	0.73% (f)(g)
Net expenses	0.65%(h)	0.75%††(h)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)
Expenses (before waiver/reimbursement)	0.65%(h)	0.86%††(h)	0.96%(g)	0.88%(g)	1.04%(g)	1.48%(g)
Portfolio turnover rate	8%	2%	6%(e)	10%(e)	8%(e)	6%(e)
Net assets at end of period (in 000's)	$198,445	$96,988	$89,251	$97,068	$81,645	$43,299

#	The Fund changed its fiscal year end from March 31 to October 31.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2024	2023
Net asset value at beginning of year	$15.58	$16.35
Net investment income (loss) (a)	0.07	0.01
Net realized and unrealized gain (loss)	3.61	(0.78)
Total from investment operations	3.68	(0.77)
Less distributions:
From net investment income	(0.05)	—
From net realized gain on investments	(0.01)	—
Total distributions	(0.06)	—
Net asset value at end of year	$19.20	$15.58
Total investment return (b)	23.69%	(4.71)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.36%	0.48%††
Net expenses (d)	0.62%	0.66%††
Portfolio turnover rate	8%	2%
Net assets at end of year (in 000’s)	$97,236	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class R6	2024	2023
Net asset value at beginning of year	$15.57	$16.35
Net investment income (loss) (a)	0.11	0.00‡
Net realized and unrealized gain (loss)	3.57	(0.78)
Total from investment operations	3.68	(0.78)
Less distributions:
From net investment income	(0.05)	—
From net realized gain on investments	(0.01)	—
Total distributions	(0.06)	—
Net asset value at end of year	$19.19	$15.57
Total investment return (b)	23.71%	(4.77)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.60%	0.10%††
Net expenses (d)	0.61%	0.63%††
Portfolio turnover rate	8%	2%
Net assets at end of year (in 000’s)	$264,686	$105,394

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone U.S. Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital U.S. Equity Long-Term Quality Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 30, 2019
Class C	August 28, 2023
Class I	September 30, 2019
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum.  Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Effective at the close of business on August 25, 2023, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

13

Notes to Financial Statements (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

14	NYLI PineStone U.S. Equity Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities
15

Notes to Financial Statements (continued)
issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.55% of the Fund's average daily net assets. During the year ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.55%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.99%; Class C, 1.89%; Class I, 0.74%; Class R6, 0.73% and Class P, 0.74%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $2,372,194 and paid the Subadvisor fees in the amount of $1,186,097.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as

16	NYLI PineStone U.S. Equity Fund

designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended October 31, 2024, of $391 and $250, respectively.
(C) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,004	$—
Class C	134	—
Class I	59,726	—
Class P	1,388	—
Class R6	9,738	—
(D) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(E) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$29,184	0.8%
Class C	29,165	47.8
Class P	29,598	0.0‡
Class R6	29,583	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$476,405,838	$90,657,295	$(4,469,776)	$86,187,519
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,977,217	$5,662,635	$—	$91,824,352	$99,464,204
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$5,516	$(5,516)
The reclassifications for the Fund are primarily due to non-deductible excise taxes paid.
17

Notes to Financial Statements (continued)
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$752,334	$—	$410,307
Long-Term Capital Gains	245,853	—	2,734,519
Total	$998,187	$—	$3,144,826

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $317,762 and $32,313, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	141,777	$2,483,155
Shares issued to shareholders in reinvestment of distributions	242	4,062
Shares redeemed	(11,694)	(213,748)
Net increase (decrease)	130,325	$2,273,469
Year ended October 31, 2023:(a)(b)
Shares sold	48,365	$774,250
Net increase (decrease)	48,365	$774,250
Year ended March 31, 2023:
Shares sold	88	$1,300
Shares issued to shareholders in reinvestment of distributions	36	507
Net increase (decrease)	124	$1,807

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,173	$53,900
Shares issued to shareholders in reinvestment of distributions	5	82
Shares redeemed	(1,490)	(25,249)
Net increase (decrease)	1,688	$28,733
Year ended October 31, 2023:(c)
Shares sold	1,539	$25,000
Net increase (decrease)	1,539	$25,000

18	NYLI PineStone U.S. Equity Fund

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,032,163	$90,703,281
Shares issued to shareholders in reinvestment of distributions	16,100	271,130
Shares redeemed	(938,235)	(17,239,103)
Net increase (decrease)	4,110,028	$73,735,308
Year ended October 31, 2023:(b)(d)
Shares sold	456,905	$7,342,486
Shares redeemed	(111,675)	(1,742,748)
Net increase (decrease)	345,230	$5,599,738
Year ended March 31, 2023:
Shares sold	335,273	$4,977,200
Shares issued to shareholders in reinvestment of distributions	138,905	1,975,226
Shares redeemed	(681,833)	(10,015,209)
Net increase (decrease)	(207,655)	$(3,062,783)

Class P	Shares	Amount
Year ended October 31, 2024:
Shares sold	5,192,825	$94,841,799
Shares issued to shareholders in reinvestment of distributions	6	96
Shares redeemed	(129,063)	(2,491,650)
Net increase (decrease)	5,063,768	$92,350,245
Year ended October 31, 2023:(c)
Shares sold	1,536	$25,000
Net increase (decrease)	1,536	$25,000

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	9,210,115	$158,557,022
Shares issued to shareholders in reinvestment of distributions	37,254	626,982
Shares redeemed	(2,225,101)	(41,412,145)
Net increase (decrease)	7,022,268	$117,771,859
Year ended October 31, 2023:(c)
Shares sold	6,768,287	$110,365,997
Net increase (decrease)	6,768,287	$110,365,997

(a)	Investor Class shares of the Predecessor Fund converted to Class A shares of the Fund on August 25, 2023.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	The inception date of the class was August 28, 2023.
(d)	Institutional Class shares of the Predecessor Fund converted to Class I shares of the Fund on August 25, 2023.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone U.S. Equity Fund (Formerly MainStay PineStone U.S. Equity Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2023 to October 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, changes in its net assets for the year then ended and the period April 1, 2023 to October 31, 2023, and the financial highlights for the year then ended and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2023, and the financial highlights for each of the years in the three-year period ended March 31, 2023 and for the period from September 30, 2019 (inception date) to March 31, 2020 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
20	NYLI PineStone U.S. Equity Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $245,853 as long term capital gain distributions.
For the fiscal period ended October 31, 2024, the Fund designated approximately $745,459 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2024 should be multiplied by 97.77% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
22

NYLI PineStone Global Equity Fund
(formerly known as MainStay PineStone Global Equity Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Shares	Value
Common Stocks 99.4%
Denmark 2.8%
Novo Nordisk A/S, Class B (Pharmaceuticals)	6,368	$ 708,603
France 3.5%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,369	908,071
India 1.7%
HDFC Bank Ltd., ADR (Banks)	6,985	440,264
Japan 3.2%
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,767	811,513
Netherlands 2.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	766	517,594
Switzerland 4.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	4,434	643,625
Geberit AG (Registered) (Building Products)	786	492,234
		1,135,859
Taiwan 8.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	10,991	2,094,225
United Kingdom 6.5%
Diageo plc (Beverages)	15,379	475,733
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	7,371	813,778
Intertek Group plc (Professional Services)	4,456	267,064
Spirax Group plc (Machinery)	1,280	106,540
		1,663,115
	Shares	Value

United States 67.2%
Alphabet, Inc., Class A (Interactive Media & Services)	9,986	$ 1,708,705
AutoZone, Inc. (Specialty Retail) (a)	425	1,278,825
Becton Dickinson & Co. (Health Care Equipment & Supplies)	1,846	431,207
Carrier Global Corp. (Building Products)	9,068	659,425
CME Group, Inc. (Capital Markets)	3,469	781,774
Graco, Inc. (Machinery)	6,432	523,886
Johnson & Johnson (Pharmaceuticals)	3,754	600,114
Mastercard, Inc., Class A (Financial Services)	2,655	1,326,411
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	322	415,944
Microsoft Corp. (Software)	4,481	1,820,854
Moody's Corp. (Capital Markets)	2,840	1,289,474
MSCI, Inc. (Capital Markets)	1,174	670,589
Nestle SA (Registered) (Food Products)	7,366	695,870
Oracle Corp. (Software)	5,977	1,003,180
Otis Worldwide Corp. (Machinery)	6,662	654,208
PepsiCo, Inc. (Beverages)	3,777	627,284
Sherwin-Williams Co. (The) (Chemicals)	2,330	835,934
TJX Cos., Inc. (The) (Specialty Retail)	7,988	902,884
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,838	1,037,551
		17,264,119
Total Common Stocks (Cost $15,175,799)		25,543,363
Total Investments (Cost $15,175,799)	99.4%	25,543,363
Other Assets, Less Liabilities	0.6	156,182
Net Assets	100.0%	$ 25,699,545

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 90	$ 9,420	$ (9,510)	$ —	$ —	$ —	$ 9	$ —	—

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 25,543,363	$ —	$ —	$ 25,543,363

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone Global Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Banks	$440,264	1.7%
Beverages	1,103,017	4.3
Building Products	1,151,659	4.5
Capital Markets	2,741,837	10.7
Chemicals	835,934	3.2
Electronic Equipment, Instruments & Components	811,513	3.2
Financial Services	1,326,411	5.2
Food Products	695,870	2.7
Health Care Equipment & Supplies	431,207	1.7
Health Care Providers & Services	1,037,551	4.0
Hotels, Restaurants & Leisure	813,778	3.2
Interactive Media & Services	1,708,705	6.6
Life Sciences Tools & Services	415,944	1.6
Machinery	1,284,634	5.0
Pharmaceuticals	1,308,717	5.1
Professional Services	267,064	1.0
Semiconductors & Semiconductor Equipment	2,611,819	10.2
Software	2,824,034	11.0
Specialty Retail	2,181,709	8.5
Textiles, Apparel & Luxury Goods	1,551,696	6.0
	25,543,363	99.4
Other Assets, Less Liabilities	156,182	0.6
Net Assets	$25,699,545	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $15,175,799)	$25,543,363
Cash	96,170
Receivables:
Dividends	101,320
Fund shares sold	2,500
Manager (See Note 3)	950
Other assets	41,488
Total assets	25,785,791
Liabilities
Payables:
Fund shares redeemed	67,396
Custodian	7,113
Transfer agent (See Note 3)	5,127
Professional fees	3,531
NYLIFE Distributors (See Note 3)	258
Shareholder communication	8
Accrued expenses	2,813
Total liabilities	86,246
Net assets	$25,699,545
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$1,254
Additional paid-in-capital	13,885,565
13,886,819
Total distributable earnings (loss)	11,812,726
Net assets	$25,699,545
Class A
Net assets applicable to outstanding shares	$1,005,325
Shares of beneficial interest outstanding	49,346
Net asset value per share outstanding	$20.37
Maximum sales charge (5.50% of offering price)	1.19
Maximum offering price per share outstanding	$21.56
Class C
Net assets applicable to outstanding shares	$43,478
Shares of beneficial interest outstanding	2,152
Net asset value and offering price per share outstanding(a)	$20.21
Class I
Net assets applicable to outstanding shares	$24,581,588
Shares of beneficial interest outstanding	1,199,285
Net asset value and offering price per share outstanding	$20.50
Class P
Net assets applicable to outstanding shares	$29,369
Shares of beneficial interest outstanding	1,432
Net asset value and offering price per share outstanding	$20.51
Class R6
Net assets applicable to outstanding shares	$39,785
Shares of beneficial interest outstanding	1,941
Net asset value and offering price per share outstanding	$20.50

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone Global Equity Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $19,652)	$360,938
Dividends-affiliated	8,795
Securities lending, net	228
Total income	369,961
Expenses
Manager (See Note 3)	217,066
Registration	97,122
Professional fees	36,801
Custodian	24,430
Transfer agent (See Note 3)	7,860
Distribution/Service—Class A (See Note 3)	3,264
Distribution/Service—Class C (See Note 3)	390
Shareholder communication	3,565
Trustees	613
Miscellaneous	15,309
Total expenses before waiver/reimbursement	406,420
Expense waiver/reimbursement from Manager (See Note 3)	(172,551)
Net expenses	233,869
Net investment income (loss)	136,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,371,727
Foreign currency transactions	(1,905)
Net realized gain (loss)	2,369,822
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,263,523
Translation of other assets and liabilities in foreign currencies	4,357
Net change in unrealized appreciation (depreciation)	3,267,880
Net realized and unrealized gain (loss)	5,637,702
Net increase (decrease) in net assets resulting from operations	$5,773,794
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023
	Year Ended October 31, 2024	Period April 1, 2023 through October 31, 2023(a)	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$136,092	$82,093	$118,875
Net realized gain (loss)	2,369,822	51,718	(641,750)
Net change in unrealized appreciation (depreciation)	3,267,880	(476,345)	(484,720)
Net increase (decrease) in net assets resulting from operations	5,773,794	(342,534)	(1,007,595)
Distributions to shareholders:
Class A	(5,211)	—	(55,479)
Class C	(54)	—	—
Class I	(140,647)	—	(1,427,637)
Class P	(139)	—	—
Class R6	(152)	—	—
Total distributions to shareholders	(146,203)	—	(1,483,116)
Capital share transactions:
Net proceeds from sales of shares	4,869,975	1,518,511	1,120,155
Net asset value of shares issued to shareholders in reinvestment of distributions	124,320	—	755,146
Cost of shares redeemed	(7,548,504)	(6,910,150)	(3,353,013)
Increase (decrease) in net assets derived from capital share transactions	(2,554,209)	(5,391,639)	(1,477,712)
Net increase (decrease) in net assets	3,073,382	(5,734,173)	(3,968,423)
Net Assets
Beginning of period	22,626,163	28,360,336	32,328,759
End of period	$25,699,545	$22,626,163	$28,360,336

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 October 31,	Year Ended March 31,
Class A	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.47	$16.87	$18.23	$17.05	$11.63	$12.73
Net investment income (loss) (b)	0.06	0.03	0.03	0.00‡	0.02	0.05
Net realized and unrealized gain (loss)	3.91	(0.43)	(0.51)	1.83	5.49	(0.63)
Total from investment operations	3.97	(0.40)	(0.48)	1.83	5.51	(0.58)
Less distributions:
From net investment income	(0.07)	—	(0.03)	(0.01)	(0.03)	(0.11)
From net realized gain on investments	—	—	(0.85)	(0.64)	(0.06)	(0.41)
Total distributions	(0.07)	—	(0.88)	(0.65)	(0.09)	(0.52)
Net asset value at end of period	$20.37	$16.47	$16.87	$18.23	$17.05	$11.63
Total investment return	24.19%(c)	(2.37)%(c)	(2.19)% (d)(e)	10.39% (d)(e)	47.37% (d)(e)	(5.26)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.33%	0.31%††	0.19% (f)(g)	0.01% (f)(g)	0.10% (f)(g)	0.35% (f)(g)
Net expenses	1.10%(h)	1.13%††(h)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)
Expenses (before waiver/reimbursement)	1.71%(h)	2.28%††(h)	2.26%(g)	1.95%(g)	2.30%(g)	2.39%(g)
Portfolio turnover rate	19%	7%	11%(e)	25%(e)	16%(e)	45%(e)
Net assets at end of period (in 000's)	$1,005	$1,117	$1,104	$1,157	$996	$340

#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class C	2024	2023
Net asset value at beginning of period	$16.45	$17.59
Net investment income (loss) (a)	(0.13)	(0.02)
Net realized and unrealized gain (loss)	3.93	(1.12)
Total from investment operations	3.80	(1.14)
Less distributions:
From net investment income	(0.04)	—
Net asset value at end of period	$20.21	$16.45
Total investment return (b)	23.12%	(6.48)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.66)%	(0.71)%††
Net expenses (d)	2.00%	2.00%††
Expenses (before waiver/reimbursement) (d)	2.73%	2.94%††
Portfolio turnover rate	19%	7%
Net assets at end of period (in 000’s)	$43	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	April 1, 2023 through October 31,	Year Ended March 31,
Class I	2024	2023#(a)	2023	2022	2021	2020
Net asset value at beginning of period	$16.56	$16.93	$18.29	$17.11	$11.66	$12.74
Net investment income (loss) (b)	0.10	0.06	0.07	0.05	0.05	0.08
Net realized and unrealized gain (loss)	3.95	(0.43)	(0.50)	1.82	5.52	(0.62)
Total from investment operations	4.05	(0.37)	(0.43)	1.87	5.57	(0.54)
Less distributions:
From net investment income	(0.11)	—	(0.08)	(0.05)	(0.06)	(0.13)
From net realized gain on investments	—	—	(0.85)	(0.64)	(0.06)	(0.41)
Total distributions	(0.11)	—	(0.93)	(0.69)	(0.12)	(0.54)
Net asset value at end of period	$20.50	$16.56	$16.93	$18.29	$17.11	$11.66
Total investment return	24.53%(c)	(2.19)%(c)	(1.92)% (d)(e)	10.58% (d)(e)	47.78% (d)(e)	(4.97)% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.51%	0.55%††	0.44% (f)(g)	0.26% (f)(g)	0.35% (f)(g)	0.60% (f)(g)
Net expenses	0.85%(h)	0.88%††(h)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)
Expenses (before waiver/reimbursement)	1.49%(h)	2.04%††(h)	2.01%(g)	1.70%(g)	2.05%(g)	2.14%(g)
Portfolio turnover rate	19%	7%	11%(e)	25%(e)	16%(e)	45%(e)
Net assets at end of period (in 000's)	$24,582	$21,438	$27,257	$31,172	$26,361	$15,613

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,	August 28, 2023^ through October 31,
Class P	2024	2023
Net asset value at beginning of period	$16.56	$17.68
Net investment income (loss) (a)	0.10	0.01
Net realized and unrealized gain (loss)	3.95	(1.13)
Total from investment operations	4.05	(1.12)
Less distributions:
From net investment income	(0.10)	—
Net asset value at end of period	$20.51	$16.56
Total investment return (b)	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.50%	0.44%††
Net expenses (d)	0.85%	0.85%††
Expenses (before waiver/reimbursement) (d)	1.47%	1.69%††
Portfolio turnover rate	19%	7%
Net assets at end of period (in 000’s)	$29	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,	August 28, 2023^ through October 31,
Class R6	2024	2023
Net asset value at beginning of period	$16.56	$17.68
Net investment income (loss) (a)	0.11	0.01
Net realized and unrealized gain (loss)	3.94	(1.13)
Total from investment operations	4.05	(1.12)
Less distributions:
From net investment income	(0.11)	—
Net asset value at end of period	$20.50	$16.56
Total investment return (b)	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%	0.45%††
Net expenses (d)	0.84%	0.84%††
Expenses (before waiver/reimbursement) (d)	1.45%	1.69%††
Portfolio turnover rate	19%	7%
Net assets at end of period (in 000’s)	$40	$24

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone Global Equity Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Global Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	April 28, 2017
Class C	August 28, 2023
Class I	April 28, 2017
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
Effective at the close of business on August 25, 2023, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

13

Notes to Financial Statements (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last

14	NYLI PineStone Global Equity Fund

price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further
15

Notes to Financial Statements (continued)
discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agency agreement between the Fund and JPMorgan, and indemnify the Fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve

16	NYLI PineStone Global Equity Fund

future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets. During the year ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.80%.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.10%; Class C, 2.00%; Class I, 0.85%; Class P, 0.85% and Class R6, 0.84%. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $217,066 and waived fees and/or reimbursed expenses in the amount of $172,551 and paid the Subadvisor fees in the amount of $108,533.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the year ended October 31, 2024, were $838.
During the year ended October 31, 2024, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms
17

Notes to Financial Statements (continued)
unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$387	$—
Class C	98	—
Class I	7,371	—
Class P	1	—
Class R6	3	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$29,238	2.9%
Class C	28,981	66.7
Class P	29,369	100.0
Class R6	29,373	73.8
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$15,328,353	$10,489,585	$(274,575)	$10,215,010
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$108,527	$1,482,519	$—	$10,221,680	$11,812,726
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(217,097)	$217,097
The reclassifications for the Fund are primarily due to utilizing tax equalization..
The Fund utilized $563,994 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$146,203	$—	$125,758
Long-Term Capital Gains	—	—	1,357,358
Total	$146,203	$—	$1,483,116

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the

18	NYLI PineStone Global Equity Fund

agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $5,030 and $7,570, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	50,275	$982,254
Shares issued to shareholders in reinvestment of distributions	293	5,211
Shares redeemed	(22,016)	(430,559)
Net increase (decrease) in shares outstanding before conversion	28,552	556,906
Shares converted from Class A (See Note 1)	(47,018)	(943,182)
Net increase (decrease)	(18,466)	$(386,276)
Period ended October 31, 2023:(a)(b)
Shares sold	9,421	$165,573
Shares redeemed	(7,040)	(123,541)
Net increase (decrease)	2,381	$42,032
Year ended March 31, 2023:
Shares sold	2,307	$37,695
Shares issued to shareholders in reinvestment of distributions	3,392	52,775
Shares redeemed	(3,723)	(62,689)
Net increase (decrease)	1,976	$27,781

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	718	$13,099
Shares issued to shareholders in reinvestment of distributions	3	54
Net increase (decrease)	721	$13,153
Period ended October 31, 2023:(c)
Shares sold	1,431	$25,000
Net increase (decrease)	1,431	$25,000

19

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	195,261	$3,706,409
Shares issued to shareholders in reinvestment of distributions	6,653	118,764
Shares redeemed	(344,178)	(6,956,383)
Net increase (decrease) in shares outstanding before conversion	(142,264)	(3,131,210)
Shares converted into Class I (See Note 1)	46,785	943,182
Net increase (decrease)	(95,479)	$(2,188,028)
Period ended October 31, 2023:(b)(d)
Shares sold	74,507	$1,277,938
Shares redeemed	(389,688)	(6,786,609)
Net increase (decrease)	(315,181)	$(5,508,671)
Year ended March 31, 2023:
Shares sold	66,898	$1,082,460
Shares issued to shareholders in reinvestment of distributions	45,024	702,371
Shares redeemed	(205,976)	(3,290,324)
Net increase (decrease)	(94,054)	$(1,505,493)

Class P	Shares	Amount
Year ended October 31, 2024:
Shares issued to shareholders in reinvestment of distributions	8	$139
Net increase (decrease)	8	$139
Period ended October 31, 2023:(c)
Shares sold	1,424	$25,000
Net increase (decrease)	1,424	$25,000

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	8,423	$168,213
Shares issued to shareholders in reinvestment of distributions	9	152
Shares redeemed	(7,915)	(161,562)
Net increase (decrease)	517	$6,803
Period ended October 31, 2023:(c)
Shares sold	1,424	$25,000
Net increase (decrease)	1,424	$25,000

(a)	Investor Class shares of the Predecessor Fund converted to Class A shares of the Fund on August 25, 2023.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	The inception date of the class was August 28, 2023.
(d)	Institutional Class shares of the Predecessor Fund converted to Class I shares of the Fund on August 25, 2023.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI PineStone Global Equity Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of Fund and Board of Trustee
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI PineStone Global Equity Fund (formerly MainStay PineStone Global Equity Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust, including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, statements of changes in net assets for the year then ended and the period April 1, 2023 through October 31, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period ended October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period April 1, 2023 through October 31, 2023, and the financial highlights for the year then ended and the period ended October 31, 2023, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2023, and the financial highlights for each of the years in the four-year period ended March 31, 2023 were audited by another independent registered public accountant whose report, dated May 26, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal period ended October 31, 2024, the Fund designated approximately $25,660 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal period ended October 31, 2024 should be multiplied by 17.55% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
22	NYLI PineStone Global Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
23

NYLI MacKay Strategic Muni Allocation Fund
(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 97.2%
Long-Term Municipal Bonds 95.1%
Alabama 3.5%
Alabama Housing Finance Authority, ECG Dry Creek LP, Revenue Bonds
Series H
5.00%, due 6/1/26 (a)	$ 500,000	$ 503,840
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.89%, due 4/1/53	700,000	680,605
Series B-1
4.00%, due 4/1/53 (a)	640,000	643,134
Series C-1
5.25%, due 12/1/26	1,850,000	1,909,579
Series B-2
5.25%, due 12/1/53 (a)	3,800,000	4,107,938
Series A
5.25%, due 5/1/55 (a)	3,110,000	3,371,502
Series F
5.50%, due 11/1/53 (a)	1,600,000	1,700,844
Black Belt Energy Gas District, Gas Project No.4, Revenue Bonds
Series A-1
4.00%, due 12/1/49 (a)	1,480,000	1,486,375
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	5,575,000	5,600,170
Black Belt Energy Gas District, Revenue Bonds
Series C
5.00%, due 7/1/28	1,625,000	1,705,280
Series C
5.00%, due 5/1/55 (a)	7,145,000	7,631,792
Series B
5.00%, due 10/1/55 (a)	7,000,000	7,438,019
Energy Southeast, A Cooperative District, Revenue Bonds
Series B
5.25%, due 7/1/54 (a)	4,685,000	5,045,375
Energy Southeast A Cooperative District, A Cooperative District, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	206,857
Series B
5.00%, due 6/1/28	685,000	715,841
	Principal Amount	Value

Alabama (continued)
Energy Southeast A Cooperative District, A Cooperative District, Revenue Bonds (continued)
Series B
5.00%, due 12/1/30	$ 630,000	$ 667,047
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (b)	205,000	118,900
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (a)	1,000,000	1,071,181
Southeast Energy Authority, A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	760,000	793,172
Southeast Energy Authority, A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	1,600,000	1,724,721
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series C
5.00%, due 11/1/55 (a)	1,770,000	1,904,136
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/28 (c)	1,000,000	1,035,405
Town of Pike Road, Limited General Obligation
5.00%, due 3/1/40	845,000	922,257
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (d)	1,500,000	1,526,422
		52,510,392
Alaska 0.4%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (c)
Series 3
5.25%, due 12/1/39	1,085,000	1,185,153

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska (continued)
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (c) (continued)
Series 3
5.25%, due 12/1/41	$ 1,205,000	$ 1,304,774
Series 3
5.25%, due 12/1/42	1,270,000	1,369,670
Series 3
5.25%, due 12/1/43	1,340,000	1,437,536
		5,297,133
Arizona 1.7%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	45,000	43,917
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,821,434
Series A
5.00%, due 11/1/43	1,800,000	1,914,952
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (a)	3,000,000	3,095,931
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (a)	2,000,000	2,046,471
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(c)	2,200,000	2,201,795
City of Lake Havasu City, Wastewater System, Revenue Bonds
Series B, Insured: AGM
5.00%, due 7/1/40	1,250,000	1,256,322
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,161,124
	Principal Amount	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
5.00%, due 7/1/39	$ 1,000,000	$ 1,022,447
City of Phoenix Civic Improvement Corp., Excise Tax, Revenue Bonds
5.00%, due 7/1/41	1,380,000	1,545,311
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	609,157
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (d)	750,000	750,667
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,500,000	2,781,035
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (a)(c)	5,000,000	5,031,087
		25,281,650
Arkansas 0.3%
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (c)(d)	1,135,000	1,110,014
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,058,043
City of Batesville, Sales & Use Tax, Revenue Bonds
Series B, Insured: BAM
5.00%, due 2/1/39	500,000	525,087

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Little Rock School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
2.00%, due 2/1/36	$ 2,000,000	$ 1,528,036
		4,221,180
California 8.0%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (c)
Series B
5.00%, due 7/1/33	1,500,000	1,640,042
Series B
5.00%, due 7/1/37	1,500,000	1,627,994
California Community Choice Financing Authority, Revenue Bonds (a)
Series B
5.00%, due 1/1/55	8,075,000	8,678,093
Series C
5.00%, due 8/1/55	4,000,000	4,289,029
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (a)
Series C
5.25%, due 1/1/54	10,745,000	11,542,865
Series G-1
5.25%, due 11/1/54	2,000,000	2,160,385
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	1,035,000	1,031,208
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	750,000	752,826
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,764,335
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (c)	$ 2,500,000	$ 2,498,690
California Municipal Finance Authority, Waste Management, Inc., Revenue Bonds
Series A
4.125%, due 10/1/41 (a)(c)	1,500,000	1,505,565
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (c)	1,240,000	1,283,710
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/36	1,300,000	1,433,651
California Municipal Finance Authority, Aldersly Project, Revenue Bonds
Series C, Insured: California Mortgage Insurance
5.50%, due 11/15/27	500,000	500,118
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
Series A-2
3.85%, due 11/1/42 (a)(c)(d)	2,750,000	2,742,217
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (d)	695,000	696,334
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (d)	240,000	222,609
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (d)	2,155,000	2,205,464
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series D
5.00%, due 11/1/25	$ 2,575,000	$ 2,627,074
California State Public Works Board, State of California Department of General Services, Revenue Bonds
Series A
5.00%, due 4/1/42	1,610,000	1,797,994
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	250,000	251,964
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (a)	1,000,000	1,101,857
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,022,915
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	426,245
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	107,124
City of San Jose, Unlimited General Obligation
Series A-1
5.00%, due 9/1/41	1,500,000	1,604,852
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,112,026
	Principal Amount	Value

California (continued)
Clovis Unified School District, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/30	$ 1,500,000	$ 1,258,712
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	100,000	105,359
5.00%, due 9/1/30	175,000	188,608
5.00%, due 9/1/32	175,000	188,120
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/41	1,000,000	1,023,442
East Bay Municipal Utility District Water System, Water System, Revenue Bonds
Series A
5.00%, due 6/1/44	1,000,000	1,119,360
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	915,411
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/37	500,000	555,930
Kern Community College District, Election of 2016, Unlimited General Obligation
Series D
5.25%, due 8/1/37	1,500,000	1,733,623
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,000,000	1,014,143
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	99,245
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,312,953
5.00%, due 12/1/54 (a)	1,305,000	1,384,497

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	$ 500,000	$ 493,718
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (c)	4,500,000	4,834,706
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/38 (c)	1,000,000	1,096,364
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (c)
Series C
5.00%, due 5/1/33	6,000,000	6,555,522
Series A
5.25%, due 5/1/40	11,850,000	13,136,123
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	5,000,000	5,010,913
Series B
5.25%, due 1/15/49	2,000,000	2,004,021
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	1,100,000	975,528
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,823,196
Southern California Public Power Authority, Clean Energy Project, Revenue Bonds
Series A
5.00%, due 4/1/55 (a)	2,560,000	2,722,380
State of California, Unlimited General Obligation
5.25%, due 8/1/44	7,000,000	7,988,305
	Principal Amount	Value

California (continued)
University of California, Revenue Bonds
Series BW
5.00%, due 5/15/33	$ 3,470,000	$ 4,031,391
Series BN
5.50%, due 5/15/40	1,400,000	1,637,361
		120,836,117
Colorado 2.8%
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	483,376
Arapahoe County School District No. 6, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.50%, due 12/1/43	750,000	802,506
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,619,513
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,039,876
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	1,350,000	1,294,913
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/36	555,000	614,995
Series A, Insured: BAM
5.00%, due 12/1/41	675,000	733,401
Series A, Insured: BAM
5.00%, due 12/1/43	775,000	834,251
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,595,213
City & County of Denver, Airport System, Revenue Bonds (c)
Series A
5.00%, due 12/1/31	2,500,000	2,613,190
Series A
5.00%, due 12/1/43	1,000,000	1,022,760
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
City & County of Denver, Airport System, Revenue Bonds (c) (continued)
Series A
5.50%, due 11/15/35	$ 1,000,000	$ 1,128,169
Series D
5.75%, due 11/15/41	1,715,000	1,928,809
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,018,773
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AGM
5.00%, due 12/1/41	1,135,000	1,245,553
Series A, Insured: AGM
5.25%, due 12/1/49	1,000,000	1,096,876
Colorado Health Facilities Authority, Aberdeen Ridge, Inc. Obligated Group, Revenue Bonds
Series B-3
2.125%, due 5/15/28	250,000	240,992
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	239,102
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	191,559
Series A
5.25%, due 11/1/37	1,450,000	1,614,553
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,727,831
Series A
5.00%, due 5/15/36	1,200,000	1,327,635
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A-1
5.00%, due 11/15/59 (a)	1,000,000	1,083,788
	Principal Amount	Value

Colorado (continued)
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	$ 1,500,000	$ 1,470,989
E-470 Public Highway Authority, Revenue Bonds
Series B
3.979%, due 9/1/39	1,700,000	1,700,093
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (d)	200,000	205,592
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	243,647
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	575,000	527,651
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,347,180
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,344,124
Ravenna Metropolitan District, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	1,400,000	1,495,010
Insured: AGM
5.00%, due 12/1/43	1,750,000	1,823,316
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,011,833
Sky Ranch Community Authority Board, Sky Ranch Metropolitan District No. 1, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/49	820,000	837,243

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
3.375%, due 12/1/30	$ 999,000	$ 953,801
Series A
3.75%, due 12/1/40	500,000	447,895
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	539,054
Weld County School District No. RE-2, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/36	1,425,000	1,533,791
		41,978,853
Connecticut 0.7%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,298,246
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (a)	2,150,000	2,320,796
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	230,000	231,056
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
4.00%, due 5/1/36	1,040,000	1,061,774
Series A
5.25%, due 7/1/40	1,500,000	1,687,986
Series A
5.25%, due 7/1/40	2,500,000	2,845,981
State of Connecticut, Unlimited General Obligation
Series A
5.77%, due 3/15/25	500,000	501,698
		9,947,537
	Principal Amount	Value

Delaware 0.5%
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	$ 770,000	$ 810,091
Series B
5.00%, due 11/15/43	3,010,000	3,112,873
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55 (e)	1,000,000	1,078,192
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,645,000	1,781,222
		6,782,378
District of Columbia 0.8%
District of Columbia, Unlimited General Obligation
Series D
5.00%, due 6/1/41	3,250,000	3,328,433
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (a)	3,000,000	3,074,024
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (c)
Series A
5.00%, due 10/1/29	1,000,000	1,067,630
Series A
5.00%, due 10/1/33	2,600,000	2,825,299
Series A
5.00%, due 10/1/40	2,000,000	2,115,838
		12,411,224
Florida 3.9%
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,334,465
4.50%, due 5/1/33 (d)	250,000	252,532
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	$ 500,000	$ 488,253
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (d)	1,000,000	1,027,258
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	91,232
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	635,000	666,666
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	1,985,078
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	100,000	100,734
Series A
5.00%, due 6/1/32	100,000	104,734
City of Tampa, Centre & Lower Basis Storm Water, Special Assessment
5.25%, due 5/1/46	2,730,000	2,839,192
City of West Palm Beach, Utility System, Revenue Bonds
Series A
5.00%, due 10/1/42	2,500,000	2,587,123
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (d)	120,000	117,603
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,087,111
County of Lee, Airport, Revenue Bonds (c)
5.25%, due 10/1/42	1,125,000	1,226,519
	Principal Amount	Value

Florida (continued)
County of Lee, Airport, Revenue Bonds (c) (continued)
Insured: AGC
5.25%, due 10/1/43	$ 1,375,000	$ 1,504,597
5.25%, due 10/1/44	1,130,000	1,222,953
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	941,237
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/39 (c)	2,000,000	1,978,650
County of Miami-Dade, Aviation, Revenue Bonds (c)
Series A
5.00%, due 10/1/33	5,350,000	5,763,335
Series A
5.00%, due 10/1/34	3,000,000	3,238,788
Series A
5.00%, due 10/1/36	1,000,000	1,071,292
Series B
5.00%, due 10/1/40	3,825,000	3,885,617
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AGM
5.50%, due 9/1/37	2,040,000	2,303,672
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	528,333
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	1,300,000	1,339,285
Florida Housing Finance Corp., Revenue Bonds
Series 5, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	2,210,000	2,448,134
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (c)	270,000	268,708

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/34	$ 325,000	$ 358,500
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	100,000	100,264
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	155,000	155,634
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,735,000	2,991,623
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	135,000	123,890
Lee County Industrial Development Authority, Lee Health System, Inc. Obligated Group, Revenue
Series A-2
5.00%, due 4/1/33 (a)	1,000,000	1,012,464
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Revenue Bonds
5.00%, due 7/1/31	1,605,000	1,551,042
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/40	500,000	502,587
Palm Beach County Housing Finance Authority, Everglades Townhomes LP, Revenue Bonds
5.00%, due 2/1/27 (a)	994,000	1,012,995
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	200,000	200,277
	Principal Amount	Value

Florida (continued)
Preston Cove Community Development District, Special Assessment
3.25%, due 5/1/27	$ 100,000	$ 97,930
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	90,949
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	88,219
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	200,000	189,036
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	250,000	255,595
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	398,916
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	463,139
Tampa Bay Water, Revenue Bonds
5.00%, due 10/1/40	1,580,000	1,732,597
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,510,000	1,433,113
3.75%, due 12/15/39	2,990,000	2,658,786
4.00%, due 12/15/49	2,200,000	1,834,707
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	20,000	19,507
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,304,039
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (d)	100,000	102,726
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	$ 100,000	$ 89,082
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	194,236
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	101,347
		59,466,301
Georgia 2.5%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (d)	665,000	616,460
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (a)	1,440,000	1,487,270
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/34 (c)	450,000	482,985
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series B
4.00%, due 7/1/38	820,000	826,802
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, First Series
Series 1
3.375%, due 11/1/53 (a)	1,000,000	1,003,676
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System Obligated Group, Revenue Bonds
5.00%, due 10/15/34	1,500,000	1,675,610
	Principal Amount	Value

Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds
Series B
4.00%, due 8/1/49 (a)	$ 2,000,000	$ 2,000,765
Series A
4.00%, due 7/1/52 (a)	5,000,000	5,059,770
Series E-2
4.929%, due 12/1/53	5,000,000	5,148,648
Series D
5.00%, due 4/1/54 (a)	1,650,000	1,772,582
Series B
5.00%, due 12/1/54 (a)	3,500,000	3,749,505
Series C
5.00%, due 12/1/54 (a)	8,750,000	9,329,689
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,074,654
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,865,306
		37,093,722
Guam 0.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds (c)
Series A
5.00%, due 10/1/33	200,000	210,081
Series A
5.25%, due 10/1/35	100,000	106,853
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,500,000	1,466,319
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	708,980
Series A
5.00%, due 10/1/35	1,100,000	1,215,865

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Guam (continued)
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	$ 400,000	$ 392,847
Series D
5.00%, due 11/15/27	365,000	370,042
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	2,700,000	2,567,175
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,021,645
Series A
5.00%, due 12/1/34	1,750,000	1,780,476
		9,840,283
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	80,016
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/45 (c)	2,905,000	2,912,057
		2,992,073
Idaho 0.3%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,870,289
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.15%, due 1/1/26	845,000	837,602
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/54	1,500,000	1,655,351
		4,363,242
Illinois 7.8%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	1,215,000	1,110,509
	Principal Amount	Value

Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series B
4.00%, due 12/1/41	$ 5,750,000	$ 5,060,600
Series B
5.00%, due 12/1/31	1,000,000	1,039,892
Series A
5.00%, due 12/1/33	500,000	517,545
Series B
5.00%, due 12/1/33	1,500,000	1,500,586
Series A, Insured: AGM
5.00%, due 12/1/35	500,000	516,784
Series A
5.00%, due 12/1/37	1,085,000	1,107,303
Series D
5.00%, due 12/1/46	1,485,000	1,453,049
Series D
5.00%, due 12/1/46	1,000,000	978,484
Series C
5.25%, due 12/1/35	450,000	450,133
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series D
5.00%, due 12/1/31	655,000	666,225
Series H
5.00%, due 12/1/36	500,000	504,307
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	1,000,000	1,035,561
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	1,000,000	1,000,056
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series C
5.00%, due 1/1/36	4,340,000	4,387,184
Series D
5.00%, due 1/1/36	1,000,000	1,093,525
Series D
5.00%, due 1/1/37	1,000,000	1,090,474
Series A
5.00%, due 1/1/39 (c)	1,640,000	1,686,669
Series B
5.00%, due 1/1/39	1,350,000	1,412,553
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (c)	$ 3,000,000	$ 3,010,544
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,333,733
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (c)
Series A
5.25%, due 1/1/41	2,150,000	2,341,298
Series C
5.25%, due 1/1/44	1,300,000	1,409,072
Series A
5.50%, due 1/1/44	2,625,000	2,908,481
Chicago Transit Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/1/44	10,000,000	10,007,198
5.25%, due 12/1/49	1,000,000	1,002,437
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	794,109
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/32	1,000,000	1,001,512
Series A
5.00%, due 1/1/32	1,500,000	1,601,067
Series A
5.00%, due 1/1/44	2,000,000	2,025,752
Series A
6.00%, due 1/1/38	2,500,000	2,590,903
City of Chicago, Grace Manor LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 11/1/26 (a)	5,000,000	5,073,416
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AGM
5.25%, due 1/1/42	450,000	462,805
	Principal Amount	Value

Illinois (continued)
City of Chicago Heights, Olympic Village LLC, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4) GNMA
2.875%, due 8/1/27 (a)	$ 1,000,000	$ 991,073
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	2,000,000	2,194,507
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,092,811
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38 (e)	4,210,000	3,743,908
County of Cook, Sales Tax, Revenue Bonds
Series A
5.25%, due 11/15/45	1,500,000	1,626,976
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,146,489
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	2,350,000	2,316,098
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	250,000	271,382
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	3,400,000	3,410,110
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	755,000	749,515

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
5.00%, due 2/1/27 (a)	$ 6,000,000	$ 6,114,660
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (a)	1,310,000	1,354,439
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	1,500,000	1,500,957
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,043,017
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,399,727
Series C
5.00%, due 1/1/39	1,825,000	1,828,210
Series A
5.00%, due 1/1/40	1,000,000	1,006,410
Series B
5.00%, due 1/1/40	1,000,000	1,013,773
Illinois State Toll Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/39	1,500,000	1,679,703
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	913,991
Madison County Community Unit School District No. 7, Unlimited General Obligation
Series D, Insured: BAM
5.00%, due 12/1/25	1,500,000	1,523,953
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
4.00%, due 12/15/42	650,000	631,888
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A
5.00%, due 12/15/28	$ 2,000,000	$ 2,090,805
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,024,099
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,366,083
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,152,785
Sangamon & Morgan Counties Community Unit School District No. 16, Unlimited General Obligation
Series A, Insured: AGM
5.50%, due 12/1/36	350,000	388,563
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 1/1/27	130,000	134,734
Series B, Insured: AGM
5.00%, due 1/1/36	265,000	290,660
Series B, Insured: AGM
5.00%, due 1/1/37	225,000	245,580
Series A, Insured: AGM
5.00%, due 1/1/39	350,000	379,245
Series B, Insured: AGM
5.00%, due 1/1/40	210,000	226,414
Series A, Insured: AGM
5.00%, due 1/1/42	500,000	534,415
Series B, Insured: AGM
5.00%, due 1/1/43	250,000	266,363
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 11/1/28	1,000,000	1,050,502
5.00%, due 2/1/39	1,370,000	1,373,982
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Unlimited General Obligation (continued)
Insured: AGM-CR
5.25%, due 2/1/34	$ 1,975,000	$ 1,981,725
5.50%, due 5/1/39	500,000	540,543
Village of Bradley, Unlimited General Obligation
Insured: AGM
5.00%, due 12/15/42	700,000	744,704
Insured: AGM
5.00%, due 12/15/43	800,000	849,037
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	191,313
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,006,863
		118,565,778
Indiana 1.5%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	1,000,000	1,130,973
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,089,707
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,063,151
City of Valparaiso, Pratt Paper LLC, Revenue Bonds
4.50%, due 1/1/34 (c)(d)	1,350,000	1,374,190
Danville Community School Corp., Limited General Obligation
Insured: State Intercept
5.00%, due 1/15/25	1,455,000	1,457,236
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/38	1,000,000	1,192,065
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,526,691
	Principal Amount	Value

Indiana (continued)
Greater Clark Building Corp., Revenue Bonds (continued)
Series B, Insured: State Intercept
6.00%, due 1/15/43	$ 1,170,000	$ 1,358,806
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	655,000	632,747
Series A
5.00%, due 12/1/40	1,500,000	1,506,713
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds (a)
Series B
0.95%, due 12/1/38 (c)	4,525,000	4,374,150
Series A
1.40%, due 8/1/29	250,000	218,493
Indiana Housing & Community Development Authority, Tower Portfolio Project, Revenue Bonds
Insured: FHA 223(F)
5.00%, due 10/1/26 (a)	1,500,000	1,510,331
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	1,850,000	2,033,663
Tippecanoe County School Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 1/15/43	500,000	581,492
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,221,054
		23,271,462
Iowa 1.7%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	883,921
Series D
1.75%, due 6/1/38	540,000	369,176
Series F
2.00%, due 6/1/35	2,375,000	1,837,430
Series F
2.00%, due 6/1/36	2,415,000	1,814,001

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	$ 2,000,000	$ 1,941,200
County of Polk, Capital Loan Notes, Unlimited General Obligation (c)
Series A
5.00%, due 6/1/26	1,785,000	1,831,169
Series A
5.00%, due 6/1/32	1,250,000	1,383,232
Series A
5.00%, due 6/1/35	2,000,000	2,190,057
Series A
5.00%, due 6/1/38	3,205,000	3,476,725
Series A
5.00%, due 6/1/39	1,000,000	1,080,170
Series A
5.00%, due 6/1/40	1,430,000	1,537,644
Series A
5.00%, due 6/1/41	1,000,000	1,070,603
Series A
5.00%, due 6/1/42	850,000	905,761
Series A
5.00%, due 6/1/43	800,000	849,588
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.00%, due 6/1/29	930,000	1,013,866
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	442,589
2.50%, due 6/1/39	1,035,000	786,790
Iowa Student Loan Liquidity Corp., Revenue Bonds (c)
Series B
5.00%, due 12/1/29	500,000	526,051
Series B
5.00%, due 12/1/30	615,000	648,100
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	758,802
Series B
2.125%, due 6/1/39	1,000,000	719,677
		26,066,552
	Principal Amount	Value

Kentucky 6.5%
Adair County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.25%, due 9/1/36	$ 1,495,000	$ 1,538,762
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,044,230
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	658,658
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	728,229
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM-State Intercept
4.00%, due 10/1/37	2,000,000	2,049,883
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 2/1/40	2,600,000	2,249,642
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	500,000	502,907
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	318,047
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (c)(d)	345,000	338,381
City of Newport, Unlimited General Obligation
Insured: AGM
2.00%, due 2/1/38	620,000	455,637
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	2,250,000	2,296,689
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
County of Boone, Duke Energy Kentucky, Inc., Revenue Bonds
Series A
3.70%, due 8/1/27	$ 1,000,000	$ 999,017
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,040,072
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series A
3.375%, due 2/1/26 (c)	2,000,000	1,966,844
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	531,600
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	665,000	665,390
Fayette County School District Finance Corp., Fayette County School District, Revenue Bonds
Series D, Insured: State Intercept
5.00%, due 8/1/31	3,000,000	3,029,221
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,068,220
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AGM
4.375%, due 6/1/27	1,050,000	1,051,271
Series A, Insured: AGM
4.375%, due 6/1/28	1,605,000	1,606,956
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	4,000,000	4,003,371
	Principal Amount	Value

Kentucky (continued)
Jefferson County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Series A, Insured: State Intercept
4.50%, due 4/1/32	$ 1,075,000	$ 1,081,636
Kenton County Airport Board, Revenue Bonds (c)
Series A
5.25%, due 1/1/39	1,500,000	1,643,094
Series A
5.25%, due 1/1/42	2,250,000	2,440,337
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	1,944,962
Kentucky Association of Counties Finance Corp., Revenue Bonds
Series E, Class 1
3.00%, due 2/1/38	1,210,000	1,066,203
Kentucky Association of Counties Finance Corp., Revenue Bonds, First Series
Series C, Class 1
4.00%, due 2/1/25	180,000	180,050
Kentucky Bond Corp., Revenue Bonds, First Series
Series A, Class 1
2.00%, due 2/1/37	445,000	329,743
Series A, Class 1
2.00%, due 2/1/38	590,000	422,402
Series A, Class 1
2.00%, due 2/1/39	470,000	326,369
Series F, Class 1
3.00%, due 2/1/41	730,000	620,832
Kentucky Bond Development Corp., Transylvania University Project, Revenue Bonds
Series A
3.00%, due 3/1/38	645,000	553,861
Series B
4.00%, due 3/1/33	410,000	411,417
Series B
4.00%, due 3/1/34	610,000	610,426

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	$ 1,585,000	$ 1,657,642
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/25	1,150,000	1,156,170
Series A
5.00%, due 7/1/40	2,145,000	2,149,675
Series A
5.00%, due 1/1/45	3,200,000	3,203,160
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (c)	600,000	610,778
Kentucky Housing Corp., Churchill Park LLLP, Revenue Bonds
Series A-2, Insured: HUD Sector 8
4.65%, due 5/1/25 (d)	3,000,000	3,001,907
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,602,996
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (a)
Series C
4.00%, due 2/1/50	2,600,000	2,621,545
Series A
5.00%, due 5/1/55	1,500,000	1,591,822
Series A-1
5.25%, due 4/1/54	2,500,000	2,716,608
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 1/1/55 (a)	5,600,000	6,006,685
Kentucky Rural Water Finance Corp., Revenue Bonds
Series I
2.00%, due 2/1/35	145,000	113,507
Series I
2.00%, due 2/1/36	475,000	362,857
	Principal Amount	Value

Kentucky (continued)
Kentucky Rural Water Finance Corp., Revenue Bonds (continued)
Series C
4.00%, due 2/1/28	$ 175,000	$ 175,114
Series C
4.00%, due 2/1/29	100,000	100,058
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/26	120,000	120,070
Series F
4.00%, due 2/1/27	125,000	125,084
Series F
4.00%, due 2/1/28	130,000	130,085
Series F
4.00%, due 2/1/29	140,000	140,082
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,305
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,244
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,316
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,587,921
Kentucky State Property & Building Commission, Project No. 112, Revenue Bonds
Series B, Insured: State Appropriations
5.00%, due 11/1/27	2,040,000	2,120,042
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,044,700
Kentucky State Property & Building Commission, Project No. 117, Revenue Bonds
Series B
5.00%, due 5/1/30	2,000,000	2,084,565
Series B
5.00%, due 5/1/36	500,000	517,898
Kentucky State University, Project, Certificate of Participation
Insured: BAM
4.00%, due 11/1/38	740,000	746,175
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	$ 900,000	$ 969,821
Series A
5.00%, due 7/1/30	4,030,000	4,068,665
Series B
5.00%, due 7/1/33	2,925,000	3,005,633
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,121,374
Logan County School District Finance Corp., Kentucky Energy Conservation, Revenue Bonds
Insured: State Intercept
4.00%, due 4/1/34	615,000	615,749
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	865,849
Louisville Regional Airport Authority, Revenue Bonds (c)
Series A
5.00%, due 7/1/26	2,325,000	2,326,736
Series A
5.00%, due 7/1/27	1,895,000	1,896,617
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	1,230,000	1,124,145
Parking Authority of River City, Inc., Revenue Bonds
Series A
2.00%, due 12/1/33	25,000	20,631
Series A
2.00%, due 12/1/34	800,000	639,853
Series A
2.00%, due 12/1/35	810,000	631,349
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,547,385
	Principal Amount	Value

Kentucky (continued)
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	$ 2,715,000	$ 2,397,547
		98,543,724
Louisiana 0.8%
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,364,588
Greater New Orleans Expressway Commission, Revenue Bonds
Insured: AGM
5.00%, due 11/1/42	1,500,000	1,515,248
Jefferson Davis Parish Road Sales Tax District No. 1, Revenue Bonds
Insured: AGM
4.00%, due 2/1/26	915,000	922,286
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	254,037
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,121,026
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (c)	2,000,000	2,010,699
		12,187,884
Maine 0.7%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AGM
5.25%, due 7/1/41	5,155,000	5,676,080
Series B, Insured: AGM
5.25%, due 7/1/43	2,275,000	2,485,490

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maine (continued)
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AGM State Aid Withholding
5.50%, due 7/1/38	$ 1,000,000	$ 1,123,167
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	869,370
		10,154,107
Maryland 0.4%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	100,310
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	789,318
County of Prince George's, Limited General Obligation
Series A
5.00%, due 7/15/33	1,560,000	1,662,319
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,033,318
Maryland Economic Development Corp., Morgan View & Thurgood Marshall Student Housing, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	511,493
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,883,028
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (c)	335,000	333,980
		6,313,766
	Principal Amount	Value

Massachusetts 0.3%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series A
5.00%, due 5/1/48	$ 1,000,000	$ 1,073,539
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	802,985
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,223,444
5.00%, due 10/1/34	1,500,000	1,525,420
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	512,656
		5,138,044
Michigan 2.2%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	244,139
Charter Township of Emmett, Unlimited General Obligation
Insured: AGM
3.00%, due 4/1/34	1,045,000	944,664
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	294,751
5.50%, due 4/1/40	430,000	458,239
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,166,169
Gerald R Ford International Airport Authority, Revenue Bonds (c)
Insured: County Guaranteed
5.00%, due 1/1/30	1,055,000	1,147,417
Insured: County Guaranteed
5.00%, due 1/1/36	705,000	777,292
Insured: County Guaranteed
5.00%, due 1/1/39	1,000,000	1,089,186
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Gerald R Ford International Airport Authority, Revenue Bonds (c) (continued)
Insured: County Guaranteed
5.00%, due 1/1/42	$ 1,100,000	$ 1,181,806
Insured: County Guaranteed
5.00%, due 1/1/44	1,100,000	1,173,608
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,025,603
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	1,000,000	1,024,713
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,017,162
Series C
5.25%, due 7/1/33	1,500,000	1,548,004
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,235,000	1,314,623
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/34	500,000	507,412
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,005,656
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,287,061
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (a)	1,760,000	1,771,878
	Principal Amount	Value

Michigan (continued)
Michigan State Housing Development Authority, New Baltimore Place Apartments Project, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 12/1/25 (a)	$ 1,097,000	$ 1,098,304
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (a)	2,000,000	2,048,516
Michigan State Housing Development Authority, Revenue Bonds
Series D
6.25%, due 6/1/55	1,000,000	1,106,877
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AGM
4.25%, due 12/31/38 (c)	500,000	494,640
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (c)	2,000,000	2,031,098
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	764,787
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,275,147
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds (c)
Series C
5.00%, due 12/1/39	1,475,000	1,475,002
Series B, Insured: AGM
5.50%, due 12/1/40	1,595,000	1,786,811
Wyoming Public Schools, Unlimited General Obligation
Series III, Insured: AGM
4.00%, due 5/1/41	500,000	503,708
		32,564,273

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota 0.3%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	$ 280,000	$ 249,039
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,234,396
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (c)	2,265,000	2,163,298
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,142,242
		4,788,975
Mississippi 0.1%
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,076,825
Mississippi Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, Revenue Bonds
Series A
5.00%, due 1/1/34	810,000	854,915
		1,931,740
Missouri 1.8%
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AGM
5.25%, due 7/1/49	2,250,000	2,456,794
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,114,716
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,191,873
	Principal Amount	Value

Missouri (continued)
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A
4.00%, due 3/1/40 (c)	$ 1,740,000	$ 1,700,183
Lees Summit Industrial Development Authority, John Knox Village Obligated Group, Revenue Bonds
Series B-2
4.325%, due 8/15/47	390,000	391,497
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	9,905,000	11,128,014
Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Revenue Bonds
Series A
5.00%, due 12/1/36	2,190,000	2,204,901
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,473,268
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,345,117
Pattonville R-3 School District, Unlimited General Obligation
Insured: State Aid Direct Deposit
5.50%, due 3/1/39	500,000	557,021
		26,563,384
Montana 0.0% ‡
County of Gallatin, Bozeman Fiber Project, Revenue Bonds
Series A
4.00%, due 10/15/32 (d)	650,000	589,801
Nebraska 0.8%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,035,135
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
Central Plains Energy Project, Revenue Bonds
Series A
5.00%, due 9/1/29	$ 1,000,000	$ 1,056,163
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,019,328
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	2,275,000	2,301,328
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	2,835,000	2,928,000
Omaha Public Power District, Nebraska City Station Unit 2, Revenue Bonds
Series A
5.00%, due 2/1/46	700,000	709,703
Series A
5.25%, due 2/1/42	1,500,000	1,504,205
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,139,416
		11,693,278
Nevada 0.2%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39 (e)	425,000	437,022
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (a)	1,000,000	991,331
Henderson Local Improvement District No. T-22, Rainbow Canyon Phase II, Special Assessment
5.00%, due 3/1/25	200,000	200,522
5.00%, due 3/1/26	300,000	303,736
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (c)	725,000	791,185
	Principal Amount	Value

Nevada (continued)
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	$ 500,000	$ 523,070
		3,246,866
New Hampshire 1.0%
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 2, Class A
3.625%, due 8/20/39	1,800,501	1,684,233
Series 3, Class A
4.163%, due 10/20/41	3,594,818	3,455,617
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (c)	435,000	422,025
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
4.25%, due 7/20/41	1,242,166	1,216,250
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	190,640
Series C
5.25%, due 7/1/39	895,000	970,579
Series C
5.25%, due 7/1/40	1,285,000	1,385,316
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (a)	1,045,000	1,050,180
New Hampshire Health and Education Facilities Authority Act, Dartmouth-Hitchcock Obligated Group, Revenue Bonds
Series B, Insured: BAM
4.00%, due 8/1/33	2,750,000	2,699,398
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (c)
Series B
5.00%, due 11/1/27	500,000	518,867

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (c) (continued)
Series B
5.00%, due 11/1/28	$ 550,000	$ 575,539
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,099,980
		15,268,624
New Jersey 2.8%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,244,613
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/30 (d)	250,000	252,009
Jersey City Municipal Utilities Authority, Water Revenue, Revenue Notes
Series A, Insured: MUN GOVT GTD
5.00%, due 5/1/25	750,000	756,237
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (c)	1,500,000	1,536,706
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
5.00%, due 11/1/44	3,000,000	3,116,836
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series WW
5.25%, due 6/15/33	2,500,000	2,530,270
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (c)	$ 250,000	$ 251,209
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,450,000	3,945,874
Series A
5.00%, due 7/1/43	5,750,000	5,837,484
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (c)	1,000,000	982,093
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.00%, due 6/15/40	2,735,000	3,005,263
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,820,326
Series AA
5.25%, due 6/15/43	2,790,000	2,934,009
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.00%, due 1/1/27	600,000	627,876
Series B
5.00%, due 1/1/42	1,000,000	1,094,012
Series C
5.00%, due 1/1/45	3,230,000	3,539,016
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	500,000	535,842
		43,009,675
New Mexico 0.1%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (a)	1,800,000	1,831,921
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York 6.0%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	$ 265,000	$ 240,458
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (c)(d)	1,000,000	1,001,292
City of New York, Unlimited General Obligation
Series F-1
5.00%, due 8/1/38	500,000	556,454
Series D
5.00%, due 4/1/44	1,000,000	1,087,980
Series D
5.25%, due 4/1/47	1,000,000	1,098,120
Series B-1
5.25%, due 10/1/47	1,500,000	1,627,234
Series D
5.50%, due 4/1/46	1,490,000	1,674,939
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AGM
4.00%, due 2/15/47	540,000	515,737
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (a)	3,470,000	3,392,215
Long Island Power Authority, Electric System, Revenue Bonds
Series A
5.00%, due 9/1/39	1,000,000	1,000,716
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	750,000	747,505
Series A
5.50%, due 11/15/47	1,570,000	1,743,451
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	509,369
Series A-1
5.00%, due 11/15/32	1,295,000	1,315,190
	Principal Amount	Value

New York (continued)
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	$ 750,000	$ 746,234
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FANNIE MAE
2.40%, due 8/1/40	1,500,000	1,154,816
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (a)	500,000	500,236
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series HH
5.00%, due 6/15/37	2,000,000	2,018,303
Series HH
5.00%, due 6/15/39	1,000,000	1,008,474
Series DD-2
5.00%, due 6/15/40	1,000,000	1,043,854
Series DD-1
5.00%, due 6/15/49	305,000	316,087
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series AA-2
5.00%, due 6/15/46	1,170,000	1,272,534
Series AA-2
5.00%, due 6/15/48	2,370,000	2,559,002
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series A-1
5.00%, due 11/1/34	2,000,000	2,301,737
Series A-1
5.00%, due 11/1/35	2,900,000	3,305,345
Series B-1
5.00%, due 11/1/38	3,000,000	3,036,377
Series F-1
5.00%, due 5/1/42	750,000	771,611

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds (continued)
Series C
5.50%, due 5/1/41	$ 2,000,000	$ 2,288,892
Series D-1
5.50%, due 11/1/45	2,000,000	2,225,949
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/40	1,500,000	1,512,708
Series S-3, Insured: State Aid Withholding
5.25%, due 7/15/45	1,375,000	1,440,116
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	467,917
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: AGM-CR
2.75%, due 11/15/41	370,000	289,132
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,473,748
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (d)	1,250,000	1,249,987
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	216,415
Series E
4.00%, due 3/15/45	1,950,000	1,921,314
Series B
5.00%, due 2/15/40	5,000	5,328
Series B
5.00%, due 2/15/40	1,295,000	1,348,442
	Principal Amount	Value

New York (continued)
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	$ 1,625,000	$ 1,771,003
Insured: AGC
5.00%, due 10/1/39	1,500,000	1,659,793
Insured: AGC
5.25%, due 10/1/40	1,500,000	1,683,066
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,568,240
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,299,936
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (a)	1,000,000	993,043
New York State Thruway Authority, Revenue Bonds, Junior Lien
Series A
5.00%, due 1/1/41	1,000,000	1,012,942
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (c)
4.00%, due 1/1/36	1,000,000	972,704
4.375%, due 10/1/45	1,250,000	1,196,230
New York Transportation Development Corp., John F. kennedy International Airport Project, Revenue Bonds
Series A
5.00%, due 12/1/25 (c)	1,400,000	1,419,372
New York Transportation Development Corp., Delta Air Lines, Inc., Revenue Bonds (c)
5.00%, due 1/1/29	1,230,000	1,273,871
5.00%, due 1/1/30	1,785,000	1,841,602
5.00%, due 1/1/33	1,550,000	1,582,229
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (c)	$ 4,000,000	$ 3,978,178
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (c)
5.25%, due 6/30/37	1,000,000	1,088,434
5.50%, due 6/30/41	1,700,000	1,830,653
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (c)	865,000	881,998
Port Authority of New York & New Jersey, Consolidated 234th, Revenue Bonds
Series 234
5.00%, due 8/1/38 (c)	3,500,000	3,699,814
Town of Colonie, Limited General Obligation
Insured: AGM
2.00%, due 3/1/29	985,000	896,655
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AGM-CR
2.00%, due 5/15/45 (a)	250,000	235,022
Series C
5.25%, due 11/15/40	1,000,000	1,132,635
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	2,700,000	2,846,109
Series C
5.00%, due 11/15/37	1,000,000	1,056,548
Series B-3
5.00%, due 11/15/38	640,000	648,560
Series A
5.00%, due 11/15/40	3,005,000	3,024,265
	Principal Amount	Value

New York (continued)
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/33	$ 850,000	$ 865,420
		91,443,540
North Carolina 2.1%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,792,380
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,214,135
Greater Asheville Regional Airport Authority, Revenue Bonds (c)
Series A, Insured: AGM
5.00%, due 7/1/30	1,500,000	1,601,397
Insured: AGM
5.25%, due 7/1/40	500,000	544,849
Insured: AGM
5.25%, due 7/1/43	500,000	538,378
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,248,695
Series 55-C, Insured: GNMA / FNMA / FHLMC
3.20%, due 7/1/56 (a)	2,725,000	2,702,346
Series 38-B
3.85%, due 7/1/37	2,510,000	2,481,813
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	980,000	1,049,739
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	1,000,000	1,119,196
Series 55-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,000,000	1,108,773
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	1,000,000	990,333

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Medical Care Commission, Penick Village Obligated Group, Revenue Bonds
Series B-3
4.25%, due 9/1/28	$ 160,000	$ 160,259
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (c)
Series A
5.50%, due 6/1/30	4,875,000	5,250,389
Series A
5.50%, due 6/1/31	3,250,000	3,523,025
Series A
5.50%, due 6/1/32	3,000,000	3,268,487
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/36	1,545,000	1,630,878
Insured: AGM
5.00%, due 1/1/49	1,000,000	1,034,468
		32,259,540
North Dakota 0.2%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AGM-CR
4.00%, due 12/1/37	310,000	305,380
Series A, Insured: AGM
5.00%, due 12/1/30	700,000	755,312
Series A, Insured: AGM
5.00%, due 12/1/31	650,000	706,354
Series A, Insured: AGM
5.00%, due 12/1/32	800,000	875,199
Series A, Insured: AGM
5.00%, due 12/1/33	1,000,000	1,095,295
		3,737,540
Ohio 1.0%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds
Series A
5.00%, due 2/15/41	3,000,000	3,038,935
	Principal Amount	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	$ 1,000,000	$ 897,403
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AGM
5.25%, due 12/1/35	1,000,000	1,121,664
Insured: AGM
5.25%, due 12/1/37	750,000	835,582
City of Upper Arlington, Various Purpose, Limited General Obligation
5.75%, due 12/1/38	700,000	716,389
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	793,436
Euclid City School District, Classroom Facilities & School Improvement, Unlimited General Obligation
Series A, Insured: SD CRED PROG
5.25%, due 1/15/44	2,000,000	2,030,431
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,355
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (a)(c)	1,000,000	925,992
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series D
2.875%, due 2/1/26	250,000	244,422
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (c)(d)
3.75%, due 1/15/28	720,000	718,462
4.50%, due 1/15/48	750,000	725,808
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series A
3.75%, due 1/1/29 (c)	1,000,000	988,441
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AGM
5.00%, due 12/31/35 (c)	$ 1,000,000	$ 1,005,796
		14,533,116
Oregon 1.0%
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/38	1,750,000	1,989,608
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	760,081
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.25%, due 6/15/44	1,000,000	1,117,996
Multnomah County School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,818,537
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.25%, due 7/1/44 (c)	6,905,000	7,489,753
State of Oregon Housing & Community Services Department, Single-Family Mortgage Program, Revenue Bonds
Series A
3.00%, due 7/1/52	1,000,000	981,224
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,100,000	1,224,146
		15,381,345
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds (c)
Series A
5.00%, due 1/1/31	1,000,000	1,067,125
	Principal Amount	Value

Pennsylvania (continued)
Allegheny County Airport Authority, Revenue Bonds (c) (continued)
Series A, Insured: AGM
5.50%, due 1/1/42	$ 2,000,000	$ 2,202,567
Series A, Insured: AGM
5.50%, due 1/1/43	1,500,000	1,646,137
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (d)
5.00%, due 5/1/27	170,000	174,199
5.00%, due 5/1/32	220,000	222,781
5.00%, due 5/1/42	1,175,000	1,187,658
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (d)	500,000	523,960
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
5.00%, due 7/1/34	300,000	305,347
5.00%, due 7/1/35	300,000	304,445
Chester County Industrial Development Authority, Collegium Charter School Project, Revenue Bonds
5.00%, due 10/15/32 (d)	250,000	254,816
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (d)	705,000	754,464
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	2,000,000	2,012,988
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,352,516
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	1,000,000	990,583

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AGM State Aid Withholding
5.00%, due 11/15/44	$ 1,275,000	$ 1,359,386
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (d)	1,000,000	880,316
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (d)	250,000	266,027
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	264,625
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,442,844
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Revenue Bonds
Series B-1
3.85%, due 4/1/49 (a)(c)	3,000,000	2,991,509
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
Series A
4.50%, due 6/1/41 (a)(c)	5,000,000	5,003,763
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 12/31/38	1,000,000	1,014,090
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (c)
5.25%, due 6/30/36	2,000,000	2,154,472
5.50%, due 6/30/37	250,000	273,824
5.50%, due 6/30/38	500,000	546,058
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 6/1/29 (c)	$ 1,550,000	$ 1,635,337
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Revenue Bonds
5.00%, due 12/1/38	1,000,000	1,000,809
Pennsylvania Housing Finance Agency, Revenue Bonds
Series A-141
5.75%, due 10/1/53	605,000	644,207
Series 145-A
6.00%, due 10/1/54	1,000,000	1,092,712
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/39	785,000	786,094
Series A
5.50%, due 12/1/46	1,155,000	1,187,718
Pennsylvania Turnpike Commission, Oil Franchise, Revenue Bonds
Series A
5.25%, due 12/1/44	500,000	526,799
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (d)	500,000	502,256
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (d)	435,000	447,296
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,733,333
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AGM
5.00%, due 9/1/35	1,200,000	1,341,168
		44,094,229
Puerto Rico 2.8%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,205,287	4,647,410
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico (continued)
(zero coupon), due 11/1/51	$ 4,583,231	$ 3,002,016
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	553,424
Series A-1
4.00%, due 7/1/41	6,059,081	5,722,877
Series A-1
4.00%, due 7/1/46	710,000	663,066
Series A-1
5.625%, due 7/1/27	625,000	650,647
Series A-1
5.75%, due 7/1/31	291,000	321,028
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/28 (d)	1,000,000	1,041,823
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (d)
Series A
5.00%, due 7/1/33	1,000,000	1,058,658
Series A
5.00%, due 7/1/35	3,000,000	3,131,467
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	11,733,000	11,624,036
Series A-2
4.329%, due 7/1/40	6,264,000	6,212,823
Series A-1
4.55%, due 7/1/40	4,255,000	4,275,981
		42,905,256
Rhode Island 4.5%
City of Cranston, Unlimited General Obligation
Series A
5.00%, due 8/1/32	1,170,000	1,241,854
City of Providence, Unlimited General Obligation
Series A, Insured: AGM
3.625%, due 1/15/29	975,000	975,376
Series A, Insured: AGM
3.75%, due 1/15/30	2,010,000	2,010,797
	Principal Amount	Value

Rhode Island (continued)
City of Providence, Unlimited General Obligation (continued)
Series A, Insured: AGM
3.75%, due 1/15/32	$ 1,000,000	$ 1,000,114
Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/31	2,000,000	2,080,199
Providence Redevelopment Agency, Port Providence Lease, Revenue Bonds
Series A, Insured: AGM
5.00%, due 4/1/26	1,680,000	1,692,735
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds, First Lien
5.00%, due 7/1/30	1,500,000	1,580,582
Rhode Island Commerce Corp., Rhode Island Airport Corp., Revenue Bonds
Series D
5.00%, due 7/1/37	1,515,000	1,535,938
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AGM-CR
3.00%, due 5/15/38	1,000,000	861,269
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,044,466
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	815,000	815,424
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	987,207
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series A, Insured: AGM State Appropriations
3.75%, due 5/15/27	1,000,000	1,001,352
Series B, Insured: AGM State Appropriations
4.00%, due 5/15/30	1,500,000	1,504,486

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AGM MUN GOVT GTD
3.75%, due 5/15/28	$ 800,000	$ 800,092
Series B, Insured: AGM MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,028
Rhode Island Health and Educational Building Corp., Town of Little Compton, Revenue Bonds
Series H, Insured: MUN GOVT GTD
4.00%, due 5/15/25	560,000	560,404
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,173,499
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series G, Insured: BAM
4.00%, due 5/15/41	1,000,000	1,007,075
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,193,160
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	2,000,000	1,953,501
Series A
4.25%, due 9/15/31	1,000,000	1,025,047
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/28	875,000	891,114
5.00%, due 5/15/39	2,090,000	2,109,472
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/15/30	2,500,000	2,502,653
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	$ 1,045,000	$ 1,151,496
Rhode Island Health and Educational Building Corp., Town of Burrillville, Revenue Bonds
Series D, Insured: State Aid Withholding
5.00%, due 5/15/35	730,000	800,677
Rhode Island Health and Educational Building Corp., Town of Cumberland, Revenue Bonds
Series A
5.00%, due 5/15/39	800,000	877,620
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds
Insured: State Appropriations
5.00%, due 5/15/40	1,115,000	1,206,399
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,622,661
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 73-A
2.10%, due 10/1/35	1,000,000	798,802
Series 76-A
2.35%, due 10/1/36	750,000	597,514
Series 71, Insured: GNMA
3.00%, due 10/1/39	155,000	131,069
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,385,186
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	1,150,000	1,154,612
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,500,297
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,265,232
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Housing & Mortgage Finance Corp., Multifamily Development, Revenue Bonds
Series 1-B, Insured: HUD Sector 8 FHA 542(C)
3.10%, due 10/1/44	$ 1,000,000	$ 808,065
Series 3-B, Insured: FHA
3.40%, due 10/1/29	1,000,000	995,031
Series B
3.45%, due 10/1/36	700,000	654,980
Series A
4.625%, due 10/1/25	75,000	75,067
Series A
5.00%, due 10/1/30	215,000	215,501
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,753,099
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (c)	1,575,000	1,497,102
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	1,971,056
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	1,941,953
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	922,092
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,019,941
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,073,834
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	863,243
Series A
4.50%, due 9/15/38	1,095,000	1,194,725
	Principal Amount	Value

Rhode Island (continued)
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.25%, due 11/1/27	$ 500,000	$ 500,523
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	500,000	500,504
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	350,000	349,997
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,018,574
Series A
3.70%, due 6/1/33	1,020,000	1,018,184
Town of Narragansett, Unlimited General Obligation
3.50%, due 7/15/28	820,000	820,131
Town of Portsmouth, Unlimited General Obligation
Series A
3.75%, due 2/1/31	1,140,000	1,150,585
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	1,175,000	1,168,705
Town of West Warwick, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 10/1/32	795,000	807,344
		68,359,645
South Carolina 0.9%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/44 (c)	1,250,000	1,350,691
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.129%, due 2/1/54	6,000,000	6,227,728

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A
4.00%, due 11/1/42	$ 650,000	$ 640,867
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	315,000	329,437
5.00%, due 11/15/33	685,000	714,355
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AGM
5.00%, due 12/1/42	2,335,000	2,534,945
South Carolina State Housing Finance & Development Authority, Dillon School Senior LP, Revenue Bonds
Insured: HUD Sector 202
5.00%, due 10/1/26 (a)	1,335,000	1,352,605
		13,150,628
South Dakota 0.1%
Baltic School District No. 49-1, Unlimited General Obligation
Insured: AGM
4.50%, due 12/1/40	575,000	588,679
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,250,000	1,403,070
		1,991,749
Tennessee 1.8%
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: AGC-CR
5.00%, due 12/1/34	4,550,000	5,114,273
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,190,567
	Principal Amount	Value

Tennessee (continued)
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	$ 820,000	$ 823,831
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	945,441
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	513,511
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (a)	500,000	513,511
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (a)	3,000,000	3,047,941
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Vanderbilt University (The), Revenue Bonds
5.00%, due 10/1/35	1,500,000	1,729,247
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 619 at Old Stone Bridge Crossings LP, Revenue Bonds
Series B
4.00%, due 4/1/26 (a)	1,511,000	1,511,944
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (c)	3,500,000	3,651,348
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care Obligated Group, Revenue Bonds
Series B
5.00%, due 9/1/49 (a)	2,300,000	2,443,579
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series B
5.625%, due 9/1/26	$ 500,000	$ 516,561
		27,001,754
Texas 8.9%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (a)	1,000,000	1,021,229
Allen Independent School District, School Building Bonds, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/35	2,000,000	2,038,176
Arlington Higher Education Finance Corp., Harmony Public Schools, Revenue Bonds
Insured: PSF-GTD
4.00%, due 2/15/44	1,000,000	967,726
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	493,222
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,211,840
Barbers Hill Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/41	1,000,000	1,005,287
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (c)	1,000,000	1,061,861
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,762,251
	Principal Amount	Value

Texas (continued)
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
Series C
5.00%, due 1/1/27	$ 1,145,000	$ 1,164,229
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/31	2,500,000	2,500,305
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,297,832
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,258,017
Series B
5.00%, due 8/15/42 (a)	1,700,000	1,816,656
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	668,854
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AGM
5.00%, due 2/15/43	250,000	257,984
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	922,367
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	788,074
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,075,391
5.00%, due 7/15/31	1,000,000	1,114,777
5.00%, due 7/15/32	1,000,000	1,126,454
5.00%, due 7/15/40	1,000,000	1,105,693
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/26	1,000,000	1,026,211
Series B
5.00%, due 2/15/26	2,110,000	2,165,305
Series B
5.00%, due 2/15/27	1,000,000	1,047,596

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (c)
Series A
5.25%, due 8/1/39	$ 850,000	$ 911,766
Series A
5.50%, due 8/1/42	385,000	419,504
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AGM
5.00%, due 2/15/41	1,245,000	1,345,139
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series A
5.00%, due 11/15/26	1,000,000	1,043,252
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/28	365,000	391,035
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A, Insured: AGM
5.25%, due 7/1/42 (c)	1,000,000	1,083,022
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AGM
4.00%, due 9/1/43	1,615,000	1,560,079
County of Fort Bend, Limited General Obligation
5.00%, due 3/1/41	1,000,000	1,092,169
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,454,485
Dallas College, Unlimited General Obligation
3.00%, due 2/15/28	1,575,000	1,574,544
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/46	250,000	243,879
Series B
5.00%, due 11/1/36	1,000,000	1,104,572
	Principal Amount	Value

Texas (continued)
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	$ 1,500,000	$ 1,011,906
Insured: PSF-GTD
5.00%, due 2/15/48	845,000	897,971
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,447,422
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,164,902
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	1,000,000	1,025,464
Insured: AGC
5.00%, due 8/15/30	500,000	546,668
Insured: AGC
5.00%, due 8/15/33	500,000	553,681
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	2,130,000	2,174,079
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/31	1,000,000	1,108,612
Series B
5.00%, due 7/1/34	3,720,000	4,211,794
Series C
5.00%, due 7/1/54 (a)	1,000,000	1,077,939
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/26	300,000	316,047
Series A, Insured: BAM
7.25%, due 4/1/27	300,000	326,438
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AGM
6.50%, due 9/1/29	1,000,000	1,083,045
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	$ 2,290,000	$ 2,364,842
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	2,000,000	2,212,960
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AGM
6.00%, due 8/15/29	3,885,000	4,201,509
Houston Higher Education Finance Corp., KIPP, Inc., Revenue Bonds
Series A, Insured: PSF-GTD
4.00%, due 2/15/39	1,000,000	992,841
Hutto Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/1/35	1,550,000	1,765,126
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	2,560,000	2,056,276
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	938,554
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	729,316
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,418,563
4.25%, due 5/1/30 (c)	1,000,000	1,027,100
Mesquite Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
4.00%, due 8/15/35	1,530,000	1,540,064
Series A, Insured: PSF-GTD
4.00%, due 8/15/37	1,655,000	1,665,886
	Principal Amount	Value

Texas (continued)
Midland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/26	$ 2,500,000	$ 2,562,648
Midlothian Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/43	3,460,000	3,558,656
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (d)
4.00%, due 8/15/27	520,000	518,753
4.00%, due 8/15/29	1,240,000	1,231,935
New Hope Cultural Education Facilities Finance Corp., Outlook at Windhaven Forefront Living, Revenue Bonds
Series B-3
4.25%, due 10/1/26	1,100,000	1,099,987
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	240,654
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/36	2,950,000	2,985,098
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	896,895
Series A
5.25%, due 1/1/38	1,000,000	1,112,427
Northwest Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/40	325,000	354,011
Insured: PSF-GTD
5.00%, due 2/15/41	350,000	379,301

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/37	$ 1,000,000	$ 1,051,190
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	523,006
Insured: PSF-GTD
5.00%, due 2/15/40	2,500,000	2,536,342
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,520,483
Prosper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40 (e)	1,400,000	1,260,697
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	1,500,000	1,626,285
State of Texas, College Student Loan, Unlimited General Obligation (c)
4.00%, due 8/1/30	5,000,000	4,940,312
4.00%, due 8/1/31	3,000,000	2,981,711
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,204,717
Series B
5.00%, due 10/1/36	4,000,000	4,046,182
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
4.117%, due 9/15/27	600,000	599,788
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,365,546
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (c)
5.50%, due 6/30/40	2,400,000	2,585,857
5.50%, due 6/30/41	1,500,000	1,610,994
	Principal Amount	Value

Texas (continued)
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/32	$ 1,000,000	$ 1,096,126
Texas Water Development Board, State Water Implementation Revenue Fund for Texas, Revenue Bonds
Series A
4.00%, due 10/15/43	2,980,000	2,970,456
Trinity River Authority, Tarrant County Water System, Revenue Bonds
5.00%, due 2/1/37	1,250,000	1,384,553
		134,224,398
U.S. Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	860,000	880,077
Series A
5.00%, due 10/1/30	2,460,000	2,593,535
Series A
5.00%, due 10/1/39	1,305,000	1,349,226
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AGM-CR
5.00%, due 10/1/30	100,000	101,026
		4,923,864
Utah 2.0%
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,534,407
Central Utah Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/39	1,000,000	1,003,500
City of Salt Lake City, Airport, Revenue Bonds (c)
Series A
5.25%, due 7/1/40	1,065,000	1,160,528
Series A
5.25%, due 7/1/42	1,000,000	1,080,749
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
City of Salt Lake City, Airport, Revenue Bonds (c) (continued)
Series A
5.25%, due 7/1/43	$ 1,000,000	$ 1,076,755
County of Utah, Intermountain Healthcare, Revenue Bonds
Series B
5.00%, due 5/15/46	1,390,000	1,408,248
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/41	880,000	951,199
Series A
5.00%, due 7/1/41 (e)	1,045,000	1,150,499
Series A
5.25%, due 7/1/43	1,850,000	2,035,903
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,022,324
State of Utah, Build America Bonds, Unlimited General Obligation
Series B
3.539%, due 7/1/25	841,391	835,308
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (d)	500,000	476,533
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (d)	920,000	859,666
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	242,317
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,889,987
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,500,000	1,681,353
	Principal Amount	Value

Utah (continued)
Utah Housing Corp., Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	$ 2,750,000	$ 3,034,379
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	498,320
4.00%, due 10/15/33	425,000	419,177
4.00%, due 10/15/33	500,000	492,049
4.00%, due 10/15/35	700,000	681,088
4.00%, due 10/15/36	1,000,000	966,847
4.00%, due 10/15/39	700,000	661,742
4.00%, due 10/15/42	475,000	434,900
Series A
5.00%, due 10/15/28	460,000	475,831
5.50%, due 10/15/33	1,000,000	1,109,986
Utah Transit Authority, Revenue Bonds
5.00%, due 6/15/40	2,500,000	2,800,119
		30,983,714
Virginia 1.7%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AGM
5.00%, due 7/1/41	1,000,000	1,017,916
Chesapeake Redevelopment & Housing Authority, ENV-Mill Creek LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 6/1/26 (a)	1,001,000	1,008,687
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,350,081
County of Fairfax, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.00%, due 10/1/28	1,040,000	1,056,561

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (a)	$ 1,000,000	$ 1,018,232
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AGM
5.25%, due 7/1/43	950,000	1,048,153
Insured: AGM
5.25%, due 7/1/48	1,500,000	1,625,666
James City County Economic Development Authority, Blaine Landing Phase II LP, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 2/1/26 (a)	1,000,000	1,002,847
Virginia Housing Development Authority, Revenue Bonds
Series F
(zero coupon), due 7/1/55 (e)	6,500,000	6,499,694
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (c)	500,000	501,978
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (c)
5.00%, due 7/1/34	500,000	529,440
5.00%, due 7/1/37	1,000,000	1,051,551
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/42	1,000,000	989,800
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	1,100,000	1,165,423
Series A
5.00%, due 1/1/42	2,600,000	2,838,301
	Principal Amount	Value

Virginia (continued)
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
0.75%, due 10/1/40 (a)	$ 1,500,000	$ 1,444,165
		25,148,495
Washington 1.4%
Clark County Public Utility District No. 1, Electric, Revenue Bonds
5.00%, due 1/1/45	1,000,000	1,081,960
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.47%, due 1/1/40	655,000	648,422
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	2,000,000	2,300,120
Port of Seattle, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,000,433
Series B
5.00%, due 7/1/35 (c)	1,450,000	1,572,847
Series B
5.00%, due 7/1/36 (c)	1,075,000	1,161,766
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (c)	925,000	941,072
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	492,103
Snohomish County Public Utility District No. 1, Electric System, Revenue Bonds
5.00%, due 12/1/40	1,500,000	1,519,424
Snohomish County School District No. 6, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 12/1/37	1,000,000	912,651
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,079,521
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	$ 5,000,000	$ 5,155,327
Series A
5.00%, due 8/1/42	655,000	692,398
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AGM-CR
4.00%, due 7/1/36	1,000,000	1,003,733
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40	1,749,237	1,686,477
		21,248,254
West Virginia 0.3%
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (a)	1,000,000	992,781
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,151,767
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AGM
5.125%, due 9/1/42	1,250,000	1,355,529
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,081,158
		4,581,235
Wisconsin 1.6%
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	485,382
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (d)	$ 1,255,000	$ 1,248,595
5.875%, due 4/1/45	2,000,000	2,011,729
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (c)	2,225,000	2,162,302
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (d)	2,275,000	2,279,387
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (d)
Series A
5.00%, due 10/1/25	555,000	558,286
Series A
5.00%, due 10/1/28	335,000	344,087
Series A
5.00%, due 10/1/34	250,000	256,780
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.00%, due 4/1/54 (a)	1,100,000	1,210,962
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	400,000	405,985
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,192,341
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	3,520,000	3,443,048
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,464,182
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	990,000	1,076,035

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (a)	$ 3,500,000	$ 3,623,801
Wisconsin Housing & Economic Development Authority Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	688,101
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	1,000,000	1,075,589
		23,526,592
Wyoming 0.3%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,377,953
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.00%, due 6/15/28	3,000,000	3,205,613
		4,583,566
Total Long-Term Municipal Bonds (Cost $1,427,740,600)		1,438,830,399
Short-Term Municipal Notes 2.1%
California 0.1%
Southern California Public Power Authority, Revenue Bonds
Series A
3.10%, due 7/1/35 (f)	2,000,000	2,000,000
North Carolina 0.6%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Obligated Group, Revenue Bonds
Series B
4.00%, due 1/15/38 (f)	10,000,000	10,000,000
	Principal Amount	Value

Ohio 0.7%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds
Series B-4
3.95%, due 1/1/43 (f)	$ 10,000,000	$ 10,000,000
Texas 0.7%
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Obligated Group, Revenue Bonds
Series C
3.95%, due 10/1/41 (f)	10,000,000	10,000,000
Total Short-Term Municipal Notes (Cost $32,000,000)		32,000,000
Total Municipal Bonds (Cost $1,459,740,600)		1,470,830,399

Long-Term Bonds 0.1%
Corporate Bond 0.1%
Healthcare-Services 0.1%
Dignity Health
3.812%, due 11/1/24	2,000,000	2,000,000
Total Long-Term Bonds (Cost $2,000,000)		2,000,000
Total Investments (Cost $1,461,740,600)	97.3%	1,472,830,399
Other Assets, Less Liabilities	2.7	40,224,670
Net Assets	100.0%	$ 1,513,055,069

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(b)	Issue in default.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments October 31, 2024†^ (continued)
(e)	Delayed delivery security.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,438,830,399	$ —	$ 1,438,830,399
Short-Term Municipal Notes	—	32,000,000	—	32,000,000
Total Municipal Bonds	—	1,470,830,399	—	1,470,830,399
Long-Term Bonds
Corporate Bond	—	2,000,000	—	2,000,000
Total Investments in Securities	$ —	$ 1,472,830,399	$ —	$ 1,472,830,399

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Strategic Muni Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $1,461,740,600)	$1,472,830,399
Cash	33,281,724
Receivables:
Interest	18,750,358
Fund shares sold	6,324,536
Investment securities sold	1,057,850
Other assets	160,982
Total assets	1,532,405,849
Liabilities
Payables:
Investment securities purchased	15,783,502
Fund shares redeemed	2,137,939
Manager (See Note 3)	513,387
Transfer agent (See Note 3)	127,094
NYLIFE Distributors (See Note 3)	62,561
Custodian	49,891
Professional fees	34,429
Shareholder communication	20,253
Accrued expenses	1,067
Distributions payable	620,657
Total liabilities	19,350,780
Net assets	$1,513,055,069
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$159,763
Additional paid-in-capital	1,531,397,972
1,531,557,735
Total distributable earnings (loss)	(18,502,666)
Net assets	$1,513,055,069
Class A
Net assets applicable to outstanding shares	$171,979,297
Shares of beneficial interest outstanding	18,136,936
Net asset value per share outstanding	$9.48
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.77
Investor Class
Net assets applicable to outstanding shares	$53,386
Shares of beneficial interest outstanding	5,637
Net asset value per share outstanding	$9.47
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.71
Class C
Net assets applicable to outstanding shares	$12,757,735
Shares of beneficial interest outstanding	1,347,789
Net asset value and offering price per share outstanding	$9.47
Class C2
Net assets applicable to outstanding shares	$2,139,427
Shares of beneficial interest outstanding	225,925
Net asset value and offering price per share outstanding	$9.47
Class I
Net assets applicable to outstanding shares	$1,169,533,331
Shares of beneficial interest outstanding	123,531,341
Net asset value and offering price per share outstanding	$9.47
Class R6
Net assets applicable to outstanding shares	$5,293,042
Shares of beneficial interest outstanding	559,262
Net asset value and offering price per share outstanding	$9.46
Class Z
Net assets applicable to outstanding shares	$151,298,851
Shares of beneficial interest outstanding	15,955,663
Net asset value per share outstanding	$9.48
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.77

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$44,217,092
Expenses
Manager (See Note 3)	4,445,873
Transfer agent (See Note 3)	587,502
Distribution/Service—Class A (See Note 3)	316,319
Distribution/Service—Investor Class (See Note 3)	129
Distribution/Service—Class C (See Note 3)	48,600
Distribution/Service—Class C2 (See Note 3)	9,289
Distribution/Service—Class Z (See Note 3)	67,267
Registration	241,445
Professional fees	134,417
Custodian	116,141
Shareholder communication	33,303
Trustees	25,061
Miscellaneous	18,609
Total expenses	6,043,955
Net investment income (loss)	38,173,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(8,506,545)
Futures transactions	711,982
Net realized gain (loss)	(7,794,563)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	37,463,548
Futures contracts	(559,324)
Net change in unrealized appreciation (depreciation)	36,904,224
Net realized and unrealized gain (loss)	29,109,661
Net increase (decrease) in net assets resulting from operations	$67,282,798
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Strategic Muni Allocation Fund

Statements of Changes in Net Assets
for the year ended October 31, 2024 and the period May 1, 2023 through October 31, 2023 and year ended April 30, 2023
	Year Ended October 31, 2024	Period May 1, 2023 through October 31, 2023(a)	Year Ended April 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$38,173,137	$7,079,941	$6,053,695
Net realized gain (loss)	(7,794,563)	(269,271)	(5,874,563)
Net change in unrealized appreciation (depreciation)	36,904,224	(19,212,490)	8,033,830
Net increase (decrease) in net assets resulting from operations	67,282,798	(12,401,820)	8,212,962
Distributions to shareholders:
Class A	(4,392,257)	(859,391)	(630,063)
Investor Class	(1,790)	(898)	(3,510)
Class C	(311,198)	(63,520)	(50,794)
Class C2	(43,375)	(3,615)	(1,515)
Class I	(34,606,109)	(6,958,698)	(6,462,197)
Class R6	(53,957)	(495)	(842)
Class Z	(1,554,777)	—	—
Total distributions to shareholders	(40,963,463)	(7,886,617)	(7,148,921)
Capital share transactions:
Net proceeds from sales of shares	970,495,147	282,223,468	434,866,901
Net asset value of shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	138,190,908	—	—
Net asset value of shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	137,747,250	—	—
	Year Ended October 31, 2024	Period May 1, 2023 through October 31, 2023(a)	Year Ended April 30, 2023
Net asset value of shares issued to shareholders in reinvestment of distributions	$35,834,295	$7,686,850	$7,136,822
Cost of shares redeemed	(347,856,715)	(74,377,473)	(183,989,524)
Increase (decrease) in net assets derived from capital share transactions	934,410,885	215,532,845	258,014,199
Net increase (decrease) in net assets	960,730,220	195,244,408	259,078,240
Net Assets
Beginning of period	552,324,849	357,080,441	98,002,201
End of period	$1,513,055,069	$552,324,849	$357,080,441

(a)	The Fund changed its fiscal year end from April 30 to October 31.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class A	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.06	$9.47	$9.50	$10.43	$9.65	$10.00
Net investment income (loss)	0.31(a)	0.15(a)	0.26(a)	0.12(a)	0.15(a)	0.14
Net realized and unrealized gain (loss)	0.44	(0.40)	(0.01)	(0.78)	0.82	(0.29)
Total from investment operations	0.75	(0.25)	0.25	(0.66)	0.97	(0.15)
Less distributions:
From net investment income	(0.33)	(0.16)	(0.26)	(0.17)	(0.19)	(0.14)
From net realized gain on investments	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.33)	(0.16)	(0.28)	(0.27)	(0.19)	(0.20)
Net asset value at end of period	$9.48	$9.06	$9.47	$9.50	$10.43	$9.65
Total investment return (b)	8.35%	(2.63)%	2.73%	(6.54)%	10.02%	(1.44)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.22%	3.09%††	2.78%	1.22%	1.47%	1.39%††
Net expenses	0.75%	0.77%††	0.77%	0.77%	0.72%	0.77%††
Expenses (before waiver/reimbursement)	0.75%	0.81%††	0.84%	0.97%	0.98%	1.12%††
Portfolio turnover rate (c)	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$171,979	$63,006	$43,203	$5,246	$454	$136

#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31, 2023#	Year Ended April 30,			June 28, 2019^ through April 30,
Investor Class	2024		2023	2022	2021	2020
Net asset value at beginning of period	$9.05	$9.46	$9.49	$10.41	$9.65	$10.00
Net investment income (loss)	0.30(a)	0.14(a)	0.21(a)	0.11(a)	0.13(a)	0.14
Net realized and unrealized gain (loss)	0.45	(0.39)	0.03	(0.79)	0.80	(0.29)
Total from investment operations	0.75	(0.25)	0.24	(0.68)	0.93	(0.15)
Less distributions:
From net investment income	(0.33)	(0.16)	(0.25)	(0.14)	(0.17)	(0.14)
From net realized gain on investments	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.33)	(0.16)	(0.27)	(0.24)	(0.17)	(0.20)
Net asset value at end of period	$9.47	$9.05	$9.46	$9.49	$10.41	$9.65
Total investment return (b)	8.32%	(2.69)%	2.58%	(6.69)%	9.65%	(1.56)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.21%	2.98%††	2.23%	1.04%	1.23%	1.30%††
Net expenses	0.79%	0.89%††	0.92%	0.97%	0.98%	0.79%††
Expenses (before waiver/reimbursement)	0.79%	0.93%††	0.99%	1.17%	1.24%	1.14%††
Portfolio turnover rate (c)	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$53	$48	$100	$46	$33	$34

#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class C	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.28(a)	0.13(a)	0.22(a)	0.08(a)	0.10(a)	0.12
Net realized and unrealized gain (loss)	0.46	(0.39)	(0.01)	(0.80)	0.81	(0.29)
Total from investment operations	0.74	(0.26)	0.21	(0.72)	0.91	(0.17)
Less distributions:
From net investment income	(0.31)	(0.15)	(0.22)	(0.12)	(0.14)	(0.12)
From net realized gain on investments	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.31)	(0.15)	(0.24)	(0.22)	(0.14)	(0.18)
Net asset value at end of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	8.17%	(2.82)%	2.31%	(7.12)%	9.49%	(1.76)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.95%	2.74%††	2.34%	0.76%	0.97%	1.11%††
Net expenses	1.03%	1.13%††	1.18%	1.22%	1.23%	1.03%††
Expenses (before waiver/reimbursement)	1.03%	1.17%††	1.25%	1.42%	1.49%	1.38%††
Portfolio turnover rate (c)	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$12,758	$5,072	$3,291	$558	$113	$79

#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Year Ended October 31,	May 1 2023 through October 31,	December 13, 2022^ through April 30, 2023
Class C2	2024	2023#
Net asset value at beginning of period	$9.04	$9.45	$9.43*
Net investment income (loss) (a)	0.26	0.12	0.09
Net realized and unrealized gain (loss)	0.46	(0.39)	0.03
Total from investment operations	0.72	(0.27)	0.12
Less distributions:
From net investment income	(0.29)	(0.14)	(0.10)
Net asset value at end of period	$9.47	$9.04	$9.45
Total investment return (b)	8.00%	(2.89)%	1.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.78%	2.59%††	2.49%††
Net expenses	1.18%	1.28%††	1.34%††
Expenses (before waiver/reimbursement)	1.18%	1.32%††	1.41%††
Portfolio turnover rate (c)	37%	12%	81%
Net assets at end of period (in 000's)	$2,139	$301	$214

*	Based on the net asset value of Class C as of December 13, 2022.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class I	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.33(a)	0.16(a)	0.27(a)	0.15(a)	0.18(a)	0.16
Net realized and unrealized gain (loss)	0.46	(0.39)	0.00‡	(0.80)	0.81	(0.29)
Total from investment operations	0.79	(0.23)	0.27	(0.65)	0.99	(0.13)
Less distributions:
From net investment income	(0.36)	(0.18)	(0.28)	(0.19)	(0.22)	(0.16)
From net realized gain on investments	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.36)	(0.18)	(0.30)	(0.29)	(0.22)	(0.22)
Net asset value at end of period	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	8.75%	(2.52)%	2.99%	(6.43)%	10.28%	(1.35)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.48%	3.34%††	2.90%	1.49%	1.72%	1.57%††
Net expenses	0.50%	0.52%††	0.52%	0.51%	0.50%	0.53%††
Expenses (before waiver/reimbursement)	0.50%	0.56%††	0.59%	0.71%	0.76%	0.88%††
Portfolio turnover rate (c)	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$1,169,533	$483,873	$310,246	$92,126	$61,183	$51,059

#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Financial Highlights selected per share data and ratios
	Year Ended October 31,	May 1, 2023 through October 31,	Year Ended April 30,			June 28, 2019^ through April 30,
Class R6	2024	2023#	2023	2022	2021	2020
Net asset value at beginning of period	$9.04	$9.45	$9.48	$10.42	$9.65	$10.00
Net investment income (loss)	0.33(a)	0.16(a)	0.26(a)	0.16(a)	0.18(a)	0.17
Net realized and unrealized gain (loss)	0.45	(0.39)	0.02	(0.80)	0.81	(0.29)
Total from investment operations	0.78	(0.23)	0.28	(0.64)	0.99	(0.12)
Less distributions:
From net investment income	(0.36)	(0.18)	(0.29)	(0.20)	(0.22)	(0.17)
From net realized gain on investments	—	—	(0.02)	(0.10)	—	(0.06)
Total distributions	(0.36)	(0.18)	(0.31)	(0.30)	(0.22)	(0.23)
Net asset value at end of period	$9.46	$9.04	$9.45	$9.48	$10.42	$9.65
Total investment return (b)	8.69%	(2.50)%	3.01%	(6.41)%	10.28%	(1.32)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.44%	3.38%††	2.75%	1.51%	1.72%	1.60%††
Net expenses	0.45%	0.50%††	0.50%	0.50%	0.50%	0.50%††
Expenses (before waiver/reimbursement)	0.45%	0.51%††	0.55%	0.70%	0.77%	0.86%††
Portfolio turnover rate (c)	37%	12%	81%	32%	66%	108%
Net assets at end of period (in 000's)	$5,293	$26	$26	$25	$27	$25

#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

July 19, 2024^ through October 31,
Class Z	2024
Net asset value at beginning of period	$9.53
Net investment income (loss) (a)	0.09
Net realized and unrealized gain (loss)	(0.05)
Total from investment operations	0.04
Less distributions:
From net investment income	(0.09)
Net asset value at end of period	$9.48
Total investment return (b)	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	3.24%
Net expenses††	0.66%
Portfolio turnover rate (c)	37%
Net assets at end of period (in 000’s)	$151,299

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Strategic Muni Allocation Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Effective at the close of business on July 22, 2024, the Fund acquired the assets and liabilities of Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund (the “Reorganizations”), which were each a separate series of a different registered investment company, for which Aquila served as the investment advisor. The Reorganizations were approved by the Board of Trustees of the Trust (the “Board”) and shareholders pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). See Note 10 for additional information.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 28, 2019
Investor Class	June 28, 2019
Class C	June 28, 2019
Class C2	December 13, 2022
Class I	June 28, 2019
Class R6	June 28, 2019
Class Z	July 19, 2024
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C and Class C2 shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares based on a shareholder’s account balance as described in the Fund’s prospectus. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. An investment minimum of $1,000 for Class Z shares applies and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A, Class Z and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to

53

Notes to Financial Statements (continued)
review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may

54	NYLI MacKay Strategic Muni Allocation Fund

receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the
55

Notes to Financial Statements (continued)
futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 2.84% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of October 31, 2024, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are an essential component to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund does hold.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.

56	NYLI MacKay Strategic Muni Allocation Fund

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$711,982	$711,982
Total Net Realized Gain (Loss)	$711,982	$711,982

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$(559,324)	$(559,324)
Total Net Change in Unrealized Appreciation (Depreciation)	$(559,324)	$(559,324)

Average Notional Amount	Total
Futures Contracts Short (a)	$(27,526,172)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.77%, Class R6, 0.50% and Class Z, 0.79%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class C, Class C2 and Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $4,445,873 and paid the Subadvisor fees in the amount of $2,223,689.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's  NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Pursuant to the Class Z Plan, Class Z shares pay the Distributor a monthly distribution fee at an annual rate of 0.15% of the average daily net assets of the Class Z shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
57

Notes to Financial Statements (continued)
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $6,533 and $6, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class C and Class Z shares during the year ended October 31, 2024, of $189, $533 and $1,875, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$65,983	$—
Investor Class	43	—
Class C	8,008	—
Class C2	1,198	—
Class I	484,376	—
Class R6	59	—
Class Z	27,835	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$27,372	0.0%‡
Investor Class	27,147	50.9
Class C	26,789	0.2
Class C2	26,490	1.2
Class R6	27,705	0.5

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,465,167,411	$15,571,040	$(7,908,052)	$7,662,988
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$644,490	$(26,189,487)	$(620,657)	$7,662,988	$(18,502,666)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to cumulative bond amortization adjustment.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$(10,364,481)	$10,364,481
The reclassifications for the Fund are primarily due to merger related transactions.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $26,189,487 of which $10,364,481 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were

58	NYLI MacKay Strategic Muni Allocation Fund

available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$6,548	$19,641
During the year ended October 31, 2024, the period from May 1, 2023 through October 31, 2023(a) and the year ended April 30, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023(a)	2023
Distributions paid from:
Ordinary Income	$1,472,288	$346,234	$288,952
Long-Term Capital Gains	—	—	365,818
Exempt Interest Dividends	39,491,175	7,540,383	6,494,151
Total	$40,963,463	$7,886,617	$7,148,921

(a)	The Fund changed its fiscal year end from April 30 to October 31.
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $932,150 and $397,873, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, the period April 1, 2023 through October 31, 2023 and the year ended March 31, 2023, were as follows:
59

Notes to Financial Statements (continued)
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	14,117,435	$134,345,184
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	646,110	6,154,842
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,852	65,269
Shares issued to shareholders in reinvestment of distributions	391,419	3,723,820
Shares redeemed	(3,984,437)	(37,812,383)
Net increase (decrease) in shares outstanding before conversion	11,177,379	106,476,732
Shares converted into Class A (See Note 1)	2,831	26,809
Net increase (decrease)	11,180,210	$106,503,541
Period ended October 31, 2023:(a)
Shares sold	3,689,232	$34,256,161
Shares issued to shareholders in reinvestment of distributions	91,415	850,727
Shares redeemed	(1,386,764)	(12,997,772)
Net increase (decrease)	2,393,883	$22,109,116
Year ended April 30, 2023:
Shares sold	4,521,934	$42,589,581
Shares issued to shareholders in reinvestment of distributions	66,760	629,178
Shares redeemed	(595,824)	(5,610,827)
Net increase (decrease) in shares outstanding before conversion	3,992,870	37,607,932
Shares converted into Class A (See Note 1)	17,915	166,839
Net increase (decrease)	4,010,785	$37,774,771

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	270	$2,542
Shares issued to shareholders in reinvestment of distributions	188	1,790
Shares redeemed	(110)	(1,017)
Net increase (decrease)	348	$3,315
Period ended October 31, 2023:(a)
Shares sold	344	$3,218
Shares issued to shareholders in reinvestment of distributions	87	807
Shares redeemed	(5,663)	(53,311)
Net increase (decrease)	(5,232)	$(49,286)
Year ended April 30, 2023:
Shares sold	51,856	$492,143
Shares issued to shareholders in reinvestment of distributions	345	3,235
Shares redeemed	(28,623)	(267,552)
Net increase (decrease) in shares outstanding before conversion	23,578	227,826
Shares converted from Investor Class (See Note 1)	(17,939)	(166,839)
Net increase (decrease)	5,639	$60,987

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	882,106	$8,349,377
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	97,639	928,442
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	66,690	634,152
Shares issued to shareholders in reinvestment of distributions	26,485	251,515
Shares redeemed	(283,288)	(2,689,264)
Net increase (decrease) in shares outstanding before conversion	789,632	7,474,222
Shares converted from Class C (See Note 1)	(2,834)	(26,809)
Net increase (decrease)	786,798	$7,447,413
Period ended October 31, 2023:(a)
Shares sold	265,102	$2,454,140
Shares issued to shareholders in reinvestment of distributions	6,802	63,153
Shares redeemed	(59,165)	(548,284)
Net increase (decrease)	212,739	$1,969,009
Year ended April 30, 2023:
Shares sold	330,090	$3,098,482
Shares issued to shareholders in reinvestment of distributions	5,401	50,790
Shares redeemed	(46,116)	(431,464)
Net increase (decrease)	289,375	$2,717,808

60	NYLI MacKay Strategic Muni Allocation Fund

Class C2	Shares	Amount
Year ended October 31, 2024:
Shares sold	199,714	$1,897,390
Shares issued to shareholders in reinvestment of distributions	4,564	43,375
Shares redeemed	(11,621)	(110,888)
Net increase (decrease)	192,657	$1,829,877
Period ended October 31, 2023:(a)
Shares sold	10,564	$97,131
Shares issued to shareholders in reinvestment of distributions	389	3,615
Shares redeemed	(342)	(3,176)
Net increase (decrease)	10,611	$97,570
Year ended April 30, 2023:(b)
Shares sold	22,951	$215,964
Shares issued to shareholders in reinvestment of distributions	160	1,515
Shares redeemed	(454)	(4,320)
Net increase (decrease)	22,657	$213,159

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	86,722,672	$818,914,462
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	3,741,429	35,584,354
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	6,527,358	62,081,045
Shares issued to shareholders in reinvestment of distributions	3,206,904	30,464,493
Shares redeemed	(30,195,658)	(285,808,759)
Net increase (decrease) in shares outstanding before conversion	70,002,705	661,235,595
Shares converted into Class I (See Note 1)	20,653	196,406
Net increase (decrease)	70,023,358	$661,432,001
Period ended October 31, 2023:(a)
Shares sold	26,515,142	$245,412,818
Shares issued to shareholders in reinvestment of distributions	728,403	6,768,053
Shares redeemed	(6,555,020)	(60,774,930)
Net increase (decrease)	20,688,525	$191,405,941
Year ended April 30, 2023:
Shares sold	41,397,550	$388,470,731
Shares issued to shareholders in reinvestment of distributions	686,149	6,451,262
Shares redeemed	(18,977,575)	(177,675,361)
Net increase (decrease)	23,106,124	$217,246,632

Class R6	Shares	Amount
Year ended October 31, 2024:
Shares sold	697,136	$6,628,238
Shares issued to shareholders in reinvestment of distributions	5,658	53,957
Shares redeemed	(146,361)	(1,400,203)
Net increase (decrease)	556,433	$5,281,992
Period ended October 31, 2023:(a)
Shares issued to shareholders in reinvestment of distributions	54	$495
Net increase (decrease)	54	$495
Year ended April 30, 2023:
Shares issued to shareholders in reinvestment of distributions	89	$842
Net increase (decrease)	89	$842

Class Z(c)	Shares	Amount
Period ended October 31, 2024:
Shares sold	37,374	$357,954
Shares issued in connection with the acquisition of Aquila Churchill Tax-Free Fund of Kentucky	10,027,637	95,523,270
Shares issued in connection with the acquisition of Aquila Narragansett Tax-Free Income Fund	7,869,702	74,966,784
Shares issued to shareholders in reinvestment of distributions	135,563	1,295,345
Shares redeemed	(2,094,004)	(20,034,201)
Net increase (decrease) in shares outstanding before conversion	15,976,272	152,109,152
Shares converted from Class Z (See Note 1)	(20,609)	(196,406)
Net increase (decrease)	15,955,663	$151,912,746

(a)	The Fund changed its fiscal year end from April 30 to October 31.
(b)	The inception of the class was December 13, 2022.
(c)	The inception of the class was July 19, 2024.
Note 10–Fund Acquisition
At a meeting held on March 12, 2024, the shareholders of the Fund approved the acquisition of the assets and assumption of liabilities of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund, respectively, in exchange for shares of the Fund, followed by the complete liquidation of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund (the “Reorganizations”). The Reorganizations were completed on July 19, 2024. The shareholders of Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund received the same class of shares of the Fund in a tax-free transaction. The shares were issued at NAV on July 19, 2024.
The aggregate net assets of the Fund immediately before the Reorganizations was $1,156,727,094, and the combined net assets after the Reorganizations was $1,432,510,258.
61

Notes to Financial Statements (continued)
The chart below shows a summary of net assets, shares outstanding, net asset value per share outstanding and total distributable earnings (loss), before and after the Reorganizations:
	Before Reorganization			After Reorganization
	Aquila Churchill Tax-Free Fund of Kentucky	Aquila Narragansett Tax-Free Income Fund	NYLI MacKay Strategic Muni Allocation Fund	NYLI MacKay Strategic Muni Allocation Fund
Net Assets:
Class A	$95,448,045	$74,960,815	$135,844,591	$142,057,562(a)
Investor Class	—	—	52,591	52,591
Class C	927,891	633,822	10,150,757	11,712,470
Class C2	—	—	1,585,448	1,585,448
Class F	2,289,062	3,151,171	—	—(b)
Class I	6,147,762	65,208	1,009,066,099	1,106,665,538(c)
Class R6	—	—	27,607	27,607
Class Y	33,261,229	58,897,976	—	—(b)
Class Z	—	—	—	170,408,860
Shares Outstanding:
Class A	9,599,903	7,459,457	14,260,459	14,913,420(a)
Investor Class	—	—	5,528	5,528
Class C	93,336	63,099	1,067,500	1,231,830
Class C2	—	—	166,647	166,647
Class F	230,544	314,397	—	—(b)
Class I	618,466	6,486	106,095,718	116,364,504(c)
Class R6	—	—	2,903	2,903
Class Y	3,343,122	5,864,847	—	—(b)
Class Z	—	—	—	17,897,339
Net Asset Value Per Share Outstanding:
Class A	$9.94	$10.05	$9.53	$9.53
Investor Class	$—	$—	$9.51	$9.51
Class C	$9.94	$10.04	$9.51	$9.51
Class C2	$—	$—	$9.51	$9.51
Class F	$9.93	$10.02	$—	$—
Class I	$9.94	$10.05	$9.51	$9.51
Class R6	$—	$—	$9.51	$9.51
Class Y	$9.95	$10.04	$—	$—
Class Z	$—	$—	$—	$9.52
Total distributable earnings (loss)	$(7,764,529)	$(12,639,626)	$9,469,885	$(582,252)

(a)	At the time of the Reorganization, Class A shareholders of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund received Class Z shares of the NYLI MacKay Strategic Muni Allocation Fund.
(b)	At the time of the Reorganization, Class F & Y shareholders of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund received Class I shares of the NYLI MacKay Strategic Muni Allocation Fund.
(c)	At the time of the Reorganization, Class I shareholders of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund received Class A shares of the NYLI MacKay Strategic Muni Allocation Fund.

62	NYLI MacKay Strategic Muni Allocation Fund

Assuming the Reorganizations had been completed on November 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended October 31, 2024, are as follows (Unaudited):
Net investment income (loss)	$40,337,535
Net realized and unrealized gain (loss)	27,193,327
Net change in net assets resulting from operations	$67,530,862
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund that have been included in the Fund’s Statement of Operations since October 31, 2024.
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Aquila Churchill Tax-Free Fund of Kentucky and Aquila Narragansett Tax-Free Income Fund, in the amount of $140,691,140 and $142,820,933, respectively, were carried forward to align ongoing with the reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
63

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Strategic Muni Allocation Fund (formerly MainStay MacKay Strategic Municipal Allocation Fund) (the Fund), one of the Funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2024, the period May 1, 2023 through October 31, 2023, and the year ended April 30, 2023, and the related notes (collectively, the financial statements) and the financial highlights for the year or period ended October 31, 2024, the period May 1, 2023 through October 31, 2023, each of the years or periods in the three year period ended April 30, 2023 and the period June 28, 2019 through April 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 2024, the period May 1, 2023 through October 31, 2023, and the year ended April 30, 2023, and the financial highlights for the year or period ended October 31, 2024, the period May 1, 2023 through October 31, 2023, each of the years or periods in the three year period ended April 30, 2023, and the period June 28, 2019 through April 30, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
64	NYLI MacKay Strategic Muni Allocation Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 96.4% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
65

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
66

NYLI Asset Allocation Funds

Annual Report - Financial Statements and Other Information
October 31, 2024
NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
NYLI Moderate Allocation Fund (formerly known as MainStay Moderate Allocation Fund)
NYLI Growth Allocation Fund (formerly known as MainStay Growth Allocation Fund)
NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)

NYLI Conservative Allocation Fund
Portfolio of Investments October 31, 2024†^
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 38.0%
NYLI 500 International ETF	5,924	$ 197,343
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	546,451	5,770,470
NYLI Candriam International Equity ETF	198,263	5,861,170
NYLI Candriam U.S. Large Cap Equity ETF	231,161	10,869,491
NYLI Candriam U.S. Mid Cap Equity ETF	261,060	8,519,693
NYLI CBRE NextGen Real Estate ETF	74,554	1,567,632
NYLI Epoch Capital Growth Fund Class I	87,079	1,344,964
NYLI Epoch International Choice Fund Class I	148,485	6,020,840
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	426,767	10,007,552
NYLI Fiera SMID Growth Fund Class R6	506,574	8,655,777
NYLI FTSE International Equity Currency Neutral ETF	284,989	7,609,206
NYLI MacKay Convertible Fund Class I	397,091	7,688,352
NYLI PineStone International Equity Fund Class R6	290,817	4,933,912
NYLI PineStone U.S. Equity Fund Class R6	534,296	10,254,843
NYLI Winslow Large Cap Growth ETF (a)	187,831	8,474,615
NYLI Winslow Large Cap Growth Fund Class R6	215,367	2,884,156
NYLI WMC Enduring Capital Fund Class R6 (a)	244,611	9,539,642
NYLI WMC Growth Fund Class R6 (a)	217,648	10,960,783
NYLI WMC International Research Equity Fund Class I	807,578	6,450,366
NYLI WMC Small Companies Fund Class I (a)	295,206	7,524,157
NYLI WMC Value Fund Class R6	284,997	9,651,254
Total Equity Funds (Cost $112,655,184)		144,786,218
Fixed Income Funds 52.0%
NYLI Floating Rate Fund Class R6 (a)	2,188,071	19,441,886
NYLI MacKay ESG Core Plus Bond ETF (a)	1,941,955	41,101,477
NYLI MacKay ESG High Income ETF (a)	238,578	6,378,454
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,227,986	6,389,213
NYLI MacKay Securitized Income ETF (a)	1,230,027	31,801,979
NYLI MacKay Short Duration High Income Fund Class I	1,707,089	16,294,508
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,490,894	41,049,469
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	4,214,712	31,867,441
	Shares	Value

Fixed Income Funds (continued)
NYLI Short Term Bond Fund Class I (a)	424,276	$ 3,867,021
Total Fixed Income Funds (Cost $199,640,752)		198,191,448
Total Affiliated Investment Companies (Cost $312,295,936)		342,977,666
Short-Term Investment 10.0%
Affiliated Investment Company 10.0%
NYLI U.S. Government Liquidity Fund, 4.648% (b)	37,865,000	37,865,000
Total Short-Term Investment (Cost $37,865,000)	10.0%	37,865,000
Total Investments (Cost $350,160,936)	100.0%	380,842,666
Other Assets, Less Liabilities	0.0‡	125,097
Net Assets	100.0%	$ 380,967,763

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Large Cap ETF	$ 7,594	$ —	$ (8,109)	$ 2,866	$ (2,351)	$ —	$ 19	$ —	—
IQ U.S. Small Cap ETF	3,873	124	(4,896)	1,818	(919)	—	35	—	—
NYLI 500 International ETF	6,173	280	(7,108)	1,228	(376)	197	225	—	6
NYLI Candriam Emerging Markets Equity Fund Class R6	5,424	232	(1,236)	1	1,350	5,771	66	—	546
NYLI Candriam International Equity ETF	6,085	1,312	(2,564)	665	363	5,861	142	—	198
NYLI Candriam U.S. Large Cap Equity ETF	10,202	1,011	(2,996)	1,003	1,649	10,869	121	—	231
NYLI Candriam U.S. Mid Cap Equity ETF	6,126	1,665	(1,164)	36	1,857	8,520	92	—	261
NYLI CBRE NextGen Real Estate ETF	—	9,016	(8,488)	902	138	1,568	250	—	75
NYLI Epoch Capital Growth Fund Class I	1,277	20	(300)	23	325	1,345	8	—(a)	87
NYLI Epoch International Choice Fund Class I	3,621	2,409	(550)	54	487	6,021	69	—	148
NYLI Epoch U.S. Equity Yield Fund Class R6	7,756	2,481	(2,301)	310	1,762	10,008	211	260	427
NYLI Fiera SMID Growth Fund Class R6	6,061	2,103	(811)	38	1,265	8,656	—	177	507
NYLI Floating Rate Fund Class R6	20,710	2,232	(3,810)	(98)	408	19,442	1,724	—	2,188
NYLI FTSE International Equity Currency Neutral ETF	7,363	266	(1,351)	262	1,069	7,609	188	—	285
NYLI MacKay Convertible Fund Class I	—	7,980	(773)	24	457	7,688	72	—	397
NYLI MacKay ESG Core Plus Bond ETF	71,018	874	(35,681)	(4,064)	8,954	41,101	3,085	—	1,942
NYLI MacKay ESG High Income ETF	6,205	136	(379)	4	412	6,378	475	5	239
NYLI MacKay High Yield Corporate Bond Fund Class R6	6,224	473	(700)	4	388	6,389	413	—	1,228
NYLI MacKay Securitized Income ETF	—	34,496	(3,325)	36	595	31,802	513	—	1,230
NYLI MacKay Short Duration High Income Fund Class I (b)	15,854	1,352	(1,545)	(40)	674	16,295	1,038	—	1,707
NYLI MacKay Total Return Bond Fund Class R6	71,122	3,207	(39,257)	(8,167)	14,145	41,050	2,819	—	4,491
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	34,792	(3,408)	12	471	31,867	1,133	—	4,215
NYLI PineStone International Equity Fund Class R6	3,635	1,155	(741)	30	855	4,934	19	—	291
NYLI PineStone U.S. Equity Fund Class R6	7,317	2,222	(1,117)	83	1,750	10,255	22	7	534
NYLI S&P 500 Index Fund Class I	5,599	255	(6,510)	2,673	(2,017)	—	79	176	—
NYLI Short Term Bond Fund Class I	7,526	435	(4,210)	(30)	146	3,867	284	—	424
NYLI U.S. Government Liquidity Fund	40,309	87,433	(89,877)	—	—	37,865	1,954	—	37,865
NYLI Winslow Large Cap Growth ETF	1,257	6,400	—	—	818	8,475	—(a)	—	188
NYLI Winslow Large Cap Growth Fund Class R6	9,730	926	(10,485)	3,434	(721)	2,884	—	926	215
NYLI WMC Enduring Capital Fund Class R6	7,009	2,218	(1,706)	64	1,955	9,540	74	—	245
NYLI WMC Growth Fund Class R6	10,237	824	(3,804)	256	3,448	10,961	—	—	218
NYLI WMC International Research Equity Fund Class I	3,641	2,569	(593)	33	800	6,450	82	—	808
NYLI WMC Small Companies Fund Class I	4,133	2,821	(987)	76	1,481	7,524	17	—	295
NYLI WMC Value Fund Class R6	6,971	2,734	(1,580)	48	1,478	9,651	122	216	285
	$370,052	$216,453	$(252,362)	$3,584	$43,116	$380,843	$15,351	$1,767

(a)	Less than $500.
(b)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	9,720	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(4,468)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.74%	11/12/24 - 10/7/25	Daily	8,239	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	10,505	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(29,937)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	9,637	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/2/24	Daily	7,398	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	7,463	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(16,869)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(6,996)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	14,187	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	25,128	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	2,821	294,774	—	3.03
Amazon.com Inc.	2,914	304,582	—	3.13
AppLovin Corp.	6,196	647,581	—	6.66
Aptiv plc	2,084	217,785	—	2.24
Autoliv Inc.	796	83,232	—	0.86
BILL Holdings Inc.	1,478	154,449	—	1.59
Block Inc.	3,508	366,661	—	3.77
Booking Holdings Inc.	3,657	382,167	—	3.93
Broadcom Inc.	3,030	316,662	—	3.26
DocuSign Inc.	2,456	256,625	—	2.64
Etsy Inc.	2,374	248,076	—	2.55
Expedia Group Inc.	3,881	405,590	—	4.17
Fidelity National Information Services, Inc.	3,735	390,382	—	4.02
Fiserv Inc.	4,084	426,845	—	4.39
Fortive Corp.	1,626	169,899	—	1.75
Globant SA	1,588	166,001	—	1.71
Informatica Inc.	683	71,386	—	0.74
Intel Corp.	1,973	206,175	—	2.12
Lear Corp.	936	97,796	—	1.01
Magna International Inc.	925	96,641	—	0.99
Marvell Technology Inc.	3,332	348,250	—	3.58
Meta Platforms Inc.	3,341	349,183	—	3.59
MKS Instruments Inc.	1,105	115,471	—	1.19
Northrop Grumman Corp.	3,686	385,264	—	3.96
Okta Inc.	1,945	203,289	—	2.09
Pinterest Inc.	2,280	238,311	—	2.45
PTC Inc.	1,973	206,198	—	2.12
QUALCOMM Inc.	2,440	254,967	—	2.62
RTX Corp.	3,766	393,604	—	4.05
Salesforce Inc.	3,528	368,664	—	3.79
Smartsheet Inc.	1,332	139,247	—	1.43
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
TE Connectivity plc	3,049	318,641	—	3.28
Teradyne Inc.	2,147	224,341	—	2.31
Veeva Systems Inc.	2,968	310,214	—	3.19
Visa Inc.	3,390	354,309	—	3.65
Wix.com Ltd.	1,454	151,962	—	1.56
Zillow Group Inc.	525	54,833	—	0.56
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(307)	(40,795)	—	0.91
AMC Entertainment Holdings Inc.	(784)	(104,202)	—	2.33
Arcutis Biotherapeutics Inc.	(451)	(59,958)	—	1.34
BioCryst Pharmaceuticals Inc.	(309)	(41,024)	—	0.92
Bloom Energy Corp.	(678)	(90,077)	—	2.02
Bridgebio Pharma Inc.	(478)	(63,475)	—	1.42
Cardlytics Inc.	(80)	(10,566)	—	0.24
Carvana Co	(3,354)	(445,717)	—	9.98
Chegg Inc.	(101)	(13,365)	—	0.30
Chemours Co/The	(261)	(34,656)	—	0.78
Coeur Mining Inc.	(838)	(111,357)	—	2.49
Compass Inc.	(242)	(32,218)	—	0.72
Cytokinetics Inc.	(935)	(124,183)	—	2.78
EchoStar Corp.	(423)	(56,247)	—	1.26
FuelCell Energy Inc.	(169)	(22,417)	—	0.50
Global Net Lease Inc.	(169)	(22,471)	—	0.50
Goodyear Tire & Rubber Co/The	(266)	(35,331)	—	0.79
Guardant Health Inc.	(419)	(55,704)	—	1.25
Hudson Pacific Properties Inc.	(137)	(18,187)	—	0.41
Infinera Corp.	(286)	(38,051)	—	0.85
Ironwood Pharmaceuticals Inc.	(171)	(22,722)	—	0.51
JBG SMITH Properties	(203)	(27,029)	—	0.61
JetBlue Airways Corp.	(1,200)	(159,491)	—	3.57
Lumen Technologies Inc.	(895)	(118,935)	—	2.66
Lumentum Holdings Inc.	(770)	(102,344)	—	2.29
NeoGenomics Inc.	(147)	(19,570)	—	0.44
Newell Brands Inc.	(449)	(59,667)	—	1.34
Novocure Ltd.	(173)	(22,945)	—	0.51
Ocular Therapeutix Inc.	(439)	(58,295)	—	1.31
Opendoor Technologies Inc.	(302)	(40,140)	—	0.90
Pacific Biosciences of California Inc.	(383)	(50,883)	—	1.14
Paramount Global	(1,387)	(184,284)	—	4.12
Peloton Interactive Inc.	(1,126)	(149,584)	—	3.35
Penn Entertainment Inc.	(1,603)	(213,050)	—	4.77
Recursion Pharmaceuticals Inc.	(313)	(41,593)	—	0.93
Redfin Corp.	(465)	(61,741)	—	1.38
Rivian Automotive Inc.	(1,455)	(193,391)	—	4.33
Semtech Corp.	(1,719)	(228,416)	—	5.11
Spirit AeroSystems Holdings Inc.	(1,113)	(147,878)	—	3.31
Sunnova Energy International Inc.	(608)	(80,762)	—	1.81
Tandem Diabetes Care Inc.	(400)	(53,153)	—	1.19
Telephone and Data Systems Inc.	(233)	(30,944)	—	0.69
Terawulf Inc.	(1,303)	(173,127)	—	3.87
Upstart Holdings Inc.	(2,153)	(286,040)	—	6.40
Viasat Inc.	(135)	(17,934)	—	0.40
Virgin Galactic Holdings Inc.	(91)	(12,141)	—	0.27
Walgreens Boots Alliance Inc.	(816)	(108,397)	—	2.43
Warner Bros Discovery Inc.	(1,521)	(202,142)	—	4.52
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative Allocation Fund

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Wolfspeed Inc.	(818)	(108,633)	—	2.43
Xerox Holdings Corp.	(379)	(50,390)	—	1.13
Xometry Inc.	(172)	(22,867)	—	0.51

1.	As of October 31, 2024, cash in the amount $1,050,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 144,786,218	$ —	$ —	$ 144,786,218
Fixed Income Funds	198,191,448	—	—	198,191,448
Total Affiliated Investment Companies	342,977,666	—	—	342,977,666
Short-Term Investment
Affiliated Investment Company	37,865,000	—	—	37,865,000
Total Investments in Securities	$ 380,842,666	$ —	$ —	$ 380,842,666

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $350,160,936)	$380,842,666
Cash collateral on deposit at broker for swap contracts	1,050,000
Receivables:
Dividends	153,978
Fund shares sold	62,143
Prepaid expenses	16
Other assets	41,364
Total assets	382,150,167
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	916,384
NYLIFE Distributors (See Note 3)	88,026
Fund shares redeemed	74,334
Transfer agent (See Note 3)	65,205
Shareholder communication	15,712
Custodian	10,652
Professional fees	10,470
Manager (See Note 3)	988
Trustees	80
Accrued expenses	553
Total liabilities	1,182,404
Net assets	$380,967,763
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,544
Additional paid-in-capital	346,102,784
346,134,328
Total distributable earnings (loss)	34,833,435
Net assets	$380,967,763
Class A
Net assets applicable to outstanding shares	$332,534,517
Shares of beneficial interest outstanding	27,524,292
Net asset value per share outstanding	$12.08
Maximum sales charge (3.00% of offering price)	0.37
Maximum offering price per share outstanding	$12.45
Investor Class
Net assets applicable to outstanding shares	$29,765,485
Shares of beneficial interest outstanding	2,464,510
Net asset value per share outstanding	$12.08
Maximum sales charge (2.50% of offering price)	0.31
Maximum offering price per share outstanding	$12.39
Class B
Net assets applicable to outstanding shares	$741,975
Shares of beneficial interest outstanding	62,584
Net asset value and offering price per share outstanding	$11.86
Class C
Net assets applicable to outstanding shares	$8,871,586
Shares of beneficial interest outstanding	748,482
Net asset value and offering price per share outstanding	$11.85
Class I
Net assets applicable to outstanding shares	$5,582,031
Shares of beneficial interest outstanding	456,242
Net asset value and offering price per share outstanding	$12.23
SIMPLE Class
Net assets applicable to outstanding shares	$3,472,169
Shares of beneficial interest outstanding	288,296
Net asset value and offering price per share outstanding	$12.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative Allocation Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$15,351,194
Expenses
Distribution/Service—Class A (See Note 3)	834,591
Distribution/Service—Investor Class (See Note 3)	80,231
Distribution/Service—Class B (See Note 3)	19,800
Distribution/Service—Class C (See Note 3)	109,006
Distribution/Service—Class R2 (See Note 3)(a)	74
Distribution/Service—Class R3 (See Note 3)(a)	3,602
Distribution/Service—SIMPLE Class (See Note 3)	14,438
Transfer agent (See Note 3)	361,762
Registration	100,137
Professional fees	67,031
Custodian	30,044
Trustees	9,238
Shareholder communication	1,621
Shareholder service (See Note 3)	749
Miscellaneous	22,187
Total expenses before waiver/reimbursement	1,654,511
Expense waiver/reimbursement from Manager (See Note 3)	(60,782)
Net expenses	1,593,729
Net investment income (loss)	13,757,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	3,584,053
Realized capital gain distributions from affiliated investment companies	1,766,836
Swap transactions	2,089,134
Net realized gain (loss)	7,440,023
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	43,115,660
Net realized and unrealized gain (loss)	50,555,683
Net increase (decrease) in net assets resulting from operations	$64,313,148

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,757,465	$13,178,524
Net realized gain (loss)	7,440,023	(10,589,000)
Net change in unrealized appreciation (depreciation)	43,115,660	7,901,408
Net increase (decrease) in net assets resulting from operations	64,313,148	10,490,932
Distributions to shareholders:
Class A	(9,537,071)	(9,330,355)
Investor Class	(838,840)	(887,959)
Class B	(33,951)	(103,952)
Class C	(203,415)	(354,812)
Class I	(204,701)	(221,882)
Class R2(a)	(1,156)	(4,078)
Class R3(a)	(17,224)	(62,481)
SIMPLE Class	(78,480)	(43,011)
	(10,914,838)	(11,008,530)
Distributions to shareholders from return of capital:
Class A	—	(5,483,513)
Investor Class	—	(521,859)
Class B	—	(61,094)
Class C	—	(208,526)
Class I	—	(130,401)
Class R2(a)	—	(2,396)
Class R3(a)	—	(36,720)
SIMPLE Class	—	(25,278)
	—	(6,469,787)
Total distributions to shareholders	(10,914,838)	(17,478,317)
Capital share transactions:
Net proceeds from sales of shares	26,394,953	28,523,895
Net asset value of shares issued to shareholders in reinvestment of distributions	10,800,605	17,304,759
Cost of shares redeemed	(80,741,142)	(71,998,268)
Increase (decrease) in net assets derived from capital share transactions	(43,545,584)	(26,169,614)
Net increase (decrease) in net assets	9,852,726	(33,156,999)
Net Assets
Beginning of year	371,115,037	404,272,036
End of year	$380,967,763	$371,115,037

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.52	$10.74	$13.53	$12.23	$11.96
Net investment income (loss) (a)	0.42	0.37	0.25	0.22	0.25
Net realized and unrealized gain (loss)	1.48	(0.10)	(2.02)	1.64	0.33
Total from investment operations	1.90	0.27	(1.77)	1.86	0.58
Less distributions:
From net investment income	(0.34)	(0.12)	(0.44)	(0.19)	(0.26)
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	(0.18)	—	—	—
Total distributions	(0.34)	(0.49)	(1.02)	(0.56)	(0.31)
Net asset value at end of year	$12.08	$10.52	$10.74	$13.53	$12.23
Total investment return (b)	18.12%	2.41%	(14.05)%	15.51%	5.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.58%	3.34%	2.09%	1.67%	2.10%
Net expenses (c)	0.37%	0.37%	0.35%	0.37%	0.37%
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of year (in 000’s)	$332,535	$312,385	$336,711	$419,554	$355,167

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.52	$10.74	$13.53	$12.23	$11.97
Net investment income (loss) (a)	0.40	0.35	0.22	0.20	0.23
Net realized and unrealized gain (loss)	1.48	(0.11)	(2.01)	1.64	0.33
Total from investment operations	1.88	0.24	(1.79)	1.84	0.56
Less distributions:
From net investment income	(0.32)	(0.10)	(0.42)	(0.17)	(0.25)
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	(0.17)	—	—	—
Total distributions	(0.32)	(0.46)	(1.00)	(0.54)	(0.30)
Net asset value at end of year	$12.08	$10.52	$10.74	$13.53	$12.23
Total investment return (b)	17.91%	2.22%	(14.22)%	15.33%	4.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%	3.16%	1.90%	1.49%	1.93%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.68%	0.67%	0.57%	0.64%	0.61%
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of year (in 000's)	$29,765	$31,065	$33,625	$41,154	$41,762

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.32	$10.55	$13.30	$12.07	$11.84
Net investment income (loss) (a)	0.32	0.26	0.13	0.09	0.15
Net realized and unrealized gain (loss)	1.44	(0.11)	(1.97)	1.63	0.31
Total from investment operations	1.76	0.15	(1.84)	1.72	0.46
Less distributions:
From net investment income	(0.22)	(0.05)	(0.33)	(0.12)	(0.18)
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	(0.14)	—	—	—
Total distributions	(0.22)	(0.38)	(0.91)	(0.49)	(0.23)
Net asset value at end of year	$11.86	$10.32	$10.55	$13.30	$12.07
Total investment return (b)	17.13%	1.36%	(14.86)%	14.49%	3.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.80%	2.41%	1.13%	0.72%	1.23%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.44%	1.43%	1.32%	1.39%	1.36%
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of year (in 000’s)	$742	$3,153	$5,787	$11,550	$13,236

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.32	$10.54	$13.29	$12.07	$11.84
Net investment income (loss) (a)	0.31	0.26	0.13	0.09	0.14
Net realized and unrealized gain (loss)	1.44	(0.10)	(1.97)	1.62	0.32
Total from investment operations	1.75	0.16	(1.84)	1.71	0.46
Less distributions:
From net investment income	(0.22)	(0.05)	(0.33)	(0.12)	(0.18)
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	(0.14)	—	—	—
Total distributions	(0.22)	(0.38)	(0.91)	(0.49)	(0.23)
Net asset value at end of year	$11.85	$10.32	$10.54	$13.29	$12.07
Total investment return (b)	17.03%	1.45%	(14.87)%	14.41%	3.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%	2.41%	1.13%	0.73%	1.21%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.44%	1.43%	1.32%	1.39%	1.36%
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of year (in 000’s)	$8,872	$12,276	$18,099	$29,825	$36,802

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$10.65	$10.87	$13.68	$12.36	$12.08
Net investment income (loss) (a)	0.46	0.40	0.28	0.25	0.29
Net realized and unrealized gain (loss)	1.49	(0.11)	(2.04)	1.66	0.33
Total from investment operations	1.95	0.29	(1.76)	1.91	0.62
Less distributions:
From net investment income	(0.37)	(0.14)	(0.47)	(0.22)	(0.29)
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	(0.05)
Return of capital	—	(0.18)	—	—	—
Total distributions	(0.37)	(0.51)	(1.05)	(0.59)	(0.34)
Net asset value at end of year	$12.23	$10.65	$10.87	$13.68	$12.36
Total investment return (b)	18.37%	2.63%	(13.82)%	15.79%	5.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.88%	3.58%	2.33%	1.91%	2.40%
Net expenses (c)	0.12%	0.12%	0.10%	0.12%	0.12%
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of year (in 000’s)	$5,582	$7,385	$6,412	$8,909	$7,878

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.49	$10.71	$13.50	$12.23	$12.58*
Net investment income (loss) (a)	0.39	0.33	0.20	0.17	0.03
Net realized and unrealized gain (loss)	1.47	(0.11)	(2.02)	1.63	(0.38)
Total from investment operations	1.86	0.22	(1.82)	1.80	(0.35)
Less distributions:
From net investment income	(0.31)	(0.10)	(0.39)	(0.16)	—
From net realized gain on investments	—	(0.19)	(0.58)	(0.37)	—
Return of capital	—	(0.15)	—	—	—
Total distributions	(0.31)	(0.44)	(0.97)	(0.53)	—
Net asset value at end of period	$12.04	$10.49	$10.71	$13.50	$12.23
Total investment return (b)	17.84%	2.04%	(14.45)%	14.98%	(2.78)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.30%	2.97%	1.74%	1.27%	1.25%††
Net expenses (c)	0.60%	0.72%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.60%	0.72%	0.80%	0.89%	0.88%††
Portfolio turnover rate	37%	19%	38%	25%	70%
Net assets at end of period (in 000’s)	$3,472	$2,117	$1,301	$304	$27

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

NYLI Moderate Allocation Fund
Portfolio of Investments October 31, 2024†^
	Shares	Value
Affiliated Investment Companies 89.7%
Equity Funds 57.9%
NYLI 500 International ETF	95,287	$ 3,174,239
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,879,439	19,846,684
NYLI Candriam International Equity ETF (a)	665,353	19,669,565
NYLI Candriam U.S. Large Cap Equity ETF (a)	833,736	39,203,351
NYLI Candriam U.S. Mid Cap Equity ETF (a)	756,616	24,692,163
NYLI CBRE NextGen Real Estate ETF (a)	148,645	3,125,529
NYLI Epoch Capital Growth Fund Class I	181,966	2,810,516
NYLI Epoch International Choice Fund Class I (a)	497,407	20,169,175
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,473,081	34,543,303
NYLI Fiera SMID Growth Fund Class R6 (a)	1,473,209	25,172,573
NYLI FTSE International Equity Currency Neutral ETF	596,776	15,933,919
NYLI MacKay Convertible Fund Class I	836,938	16,204,547
NYLI PineStone International Equity Fund Class R6 (a)	993,172	16,849,852
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,899,276	36,453,192
NYLI Winslow Large Cap Growth ETF (a)	459,036	20,710,924
NYLI Winslow Large Cap Growth Fund Class R6	1,560,450	20,897,231
NYLI WMC Enduring Capital Fund Class R6 (a)	826,045	32,215,190
NYLI WMC Growth Fund Class R6 (a)	801,456	40,361,501
NYLI WMC International Research Equity Fund Class I (a)	2,693,272	21,511,969
NYLI WMC Small Companies Fund Class I (a)	753,674	19,209,484
NYLI WMC Value Fund Class R6 (a)	954,536	32,324,800
Total Equity Funds (Cost $355,993,700)		465,079,707
Fixed Income Funds 31.8%
NYLI Floating Rate Fund Class R6 (a)	2,306,091	20,490,545
NYLI MacKay ESG Core Plus Bond ETF (a)	2,477,497	52,436,224
NYLI MacKay ESG High Income ETF (a)	350,503	9,370,803
NYLI MacKay High Yield Corporate Bond Fund Class R6	1,804,092	9,386,693
NYLI MacKay Securitized Income ETF (a)	1,569,271	40,573,031
NYLI MacKay Short Duration High Income Fund Class I	2,313,230	22,080,238
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,729,839	$ 52,374,168
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,377,461	40,658,979
NYLI Short Term Bond Fund Class I (a)	894,350	8,151,464
Total Fixed Income Funds (Cost $255,766,039)		255,522,145
Total Affiliated Investment Companies (Cost $611,759,739)		720,601,852
Short-Term Investment 10.3%
Affiliated Investment Company 10.3%
NYLI U.S. Government Liquidity Fund, 4.648% (a)(b)	82,482,736	82,482,736
Total Short-Term Investment (Cost $82,482,736)	10.3%	82,482,736
Total Investments (Cost $694,242,475)	100.0%	803,084,588
Other Assets, Less Liabilities	(0.0)‡	(322,448)
Net Assets	100.0%	$ 802,762,140

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Large Cap ETF	$ 27,017	$ —	$ (28,862)	$ 9,292	$ (7,447)	$ —	$ 72	$ —	—
IQ U.S. Small Cap ETF	8,903	92	(11,016)	3,788	(1,767)	—	78	—	—
NYLI 500 International ETF	17,696	1,292	(18,303)	2,917	(428)	3,174	712	—	95
NYLI Candriam Emerging Markets Equity Fund Class R6	17,503	1,024	(3,167)	(385)	4,872	19,847	215	—	1,879
NYLI Candriam International Equity ETF	17,443	4,327	(5,120)	830	2,190	19,670	460	—	665
NYLI Candriam U.S. Large Cap Equity ETF	33,555	3,040	(6,511)	1,757	7,362	39,203	434	—	834
NYLI Candriam U.S. Mid Cap Equity ETF	17,169	5,470	(3,320)	99	5,274	24,692	266	—	757
NYLI CBRE NextGen Real Estate ETF	—	18,263	(17,268)	1,854	277	3,126	512	—	149
NYLI Epoch Capital Growth Fund Class I	2,474	40	(388)	30	655	2,811	16	1	182
NYLI Epoch International Choice Fund Class I	12,628	7,023	(1,360)	44	1,834	20,169	240	—	497
NYLI Epoch U.S. Equity Yield Fund Class R6	27,672	5,161	(5,705)	741	6,674	34,543	742	924	1,473
NYLI Fiera SMID Growth Fund Class R6	16,919	7,688	(3,162)	51	3,676	25,172	—	496	1,473
NYLI Floating Rate Fund Class R6	21,876	3,246	(4,960)	(133)	462	20,491	1,818	—	2,306
NYLI FTSE International Equity Currency Neutral ETF	14,258	583	(1,523)	325	2,291	15,934	380	—	597
NYLI MacKay Convertible Fund Class I	—	16,291	(1,072)	25	961	16,205	148	—	837
NYLI MacKay ESG Core Plus Bond ETF	83,245	2,392	(38,863)	(4,457)	10,119	52,436	3,451	—	2,477
NYLI MacKay ESG High Income ETF	8,375	762	(338)	—(a)	572	9,371	668	7	351
NYLI MacKay High Yield Corporate Bond Fund Class R6	8,401	1,036	(587)	1	536	9,387	584	—	1,804
NYLI MacKay Securitized Income ETF	—	42,248	(2,119)	36	408	40,573	637	—	1,569
NYLI MacKay Short Duration High Income Fund Class I (b)	19,738	2,607	(1,065)	(25)	825	22,080	1,347	—	2,313
NYLI MacKay Total Return Bond Fund Class R6	83,367	4,877	(42,714)	(8,602)	15,446	52,374	3,168	—	5,730
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	71,685	(31,982)	71	885	40,659	1,920	—	5,377
NYLI PineStone International Equity Fund Class R6	12,717	3,014	(1,999)	94	3,024	16,850	68	—	993
NYLI PineStone U.S. Equity Fund Class R6	14,166	20,370	(3,332)	155	5,094	36,453	44	14	1,899
NYLI S&P 500 Index Fund Class I	11,074	506	(12,901)	5,271	(3,950)	—	157	348	—
NYLI Short Term Bond Fund Class I	14,574	1,720	(8,368)	(59)	284	8,151	573	—	894
NYLI U.S. Government Liquidity Fund	79,197	166,786	(163,500)	—	—	82,483	4,118	—	82,483
NYLI Winslow Large Cap Growth ETF	3,918	14,432	—	—	2,361	20,711	1	—	459
NYLI Winslow Large Cap Growth Fund Class R6	33,864	3,247	(26,307)	7,200	2,893	20,897	—	3,229	1,560
NYLI WMC Enduring Capital Fund Class R6	24,667	4,210	(3,851)	231	6,958	32,215	265	—	826
NYLI WMC Growth Fund Class R6	34,826	3,159	(10,585)	291	12,671	40,362	—	—	801
NYLI WMC International Research Equity Fund Class I	12,698	7,626	(1,670)	97	2,761	21,512	288	—	2,693
NYLI WMC Small Companies Fund Class I	10,382	8,241	(3,285)	236	3,635	19,209	43	—	754
NYLI WMC Value Fund Class R6	24,549	5,385	(2,990)	102	5,279	32,325	429	758	955
	$714,871	$437,843	$(468,193)	$21,877	$96,687	$803,085	$23,854	$5,777

(a)	Less than $500.
(b)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	20,392	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(8,941)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.74%	11/12/24 - 10/7/25	Daily	17,274	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	22,144	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(63,108)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	19,849	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/2/24	Daily	15,596	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	15,447	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.20%	6/18/25	Daily	(384)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10% - 0.13%	4/8/25 - 4/9/25	Daily	(37,351)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(14,355)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	31,699	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	52,924	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	5,917	618,408	—	3.03
Amazon.com Inc.	6,114	638,985	—	3.13
AppLovin Corp.	12,999	1,358,565	—	6.66
Aptiv plc	4,372	456,892	—	2.24
Autoliv Inc.	1,671	174,612	—	0.86
BILL Holdings Inc.	3,100	324,020	—	1.59
Block Inc.	7,360	769,220	—	3.77
Booking Holdings Inc.	7,672	801,752	—	3.93
Broadcom Inc.	6,357	664,327	—	3.26
DocuSign Inc.	5,151	538,376	—	2.64
Etsy Inc.	4,980	520,440	—	2.55
Expedia Group Inc.	8,142	850,890	—	4.17
Fidelity National Information Services, Inc.	7,836	818,985	—	4.02
Fiserv Inc.	8,568	895,481	—	4.39
Fortive Corp.	3,411	356,432	—	1.75
Globant SA	3,332	348,255	—	1.71
Informatica Inc.	1,433	149,762	—	0.74
Intel Corp.	4,139	432,535	—	2.12
Lear Corp.	1,963	205,168	—	1.01
Magna International Inc.	1,940	202,743	—	0.99
Marvell Technology Inc.	6,991	730,596	—	3.58
Meta Platforms Inc.	7,009	732,553	—	3.59
MKS Instruments Inc.	2,318	242,248	—	1.19
Northrop Grumman Corp.	7,734	808,247	—	3.96
Okta Inc.	4,081	426,481	—	2.09
Pinterest Inc.	4,784	499,955	—	2.45
PTC Inc.	4,139	432,585	—	2.12
QUALCOMM Inc.	5,118	534,898	—	2.62
RTX Corp.	7,901	825,744	—	4.05
Salesforce Inc.	7,400	773,423	—	3.79
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate Allocation Fund

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Smartsheet Inc.	2,795	292,128	—	1.43
TE Connectivity plc	6,396	668,480	—	3.28
Teradyne Inc.	4,503	470,647	—	2.31
Veeva Systems Inc.	6,227	650,801	—	3.19
Visa Inc.	7,112	743,309	—	3.65
Wix.com Ltd.	3,050	318,801	—	1.56
Zillow Group Inc.	1,101	115,035	—	0.56
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(614)	(81,627)	—	0.91
AMC Entertainment Holdings Inc.	(1,569)	(208,500)	—	2.33
Arcutis Biotherapeutics Inc.	(903)	(119,970)	—	1.34
BioCryst Pharmaceuticals Inc.	(618)	(82,086)	—	0.92
Bloom Energy Corp.	(1,356)	(180,236)	—	2.02
Bridgebio Pharma Inc.	(956)	(127,009)	—	1.42
Cardlytics Inc.	(159)	(21,141)	—	0.24
Carvana Co	(6,712)	(891,845)	—	9.98
Chegg Inc.	(201)	(26,741)	—	0.30
Chemours Co/The	(522)	(69,343)	—	0.78
Coeur Mining Inc.	(1,677)	(222,817)	—	2.49
Compass Inc.	(485)	(64,466)	—	0.72
Cytokinetics Inc.	(1,870)	(248,481)	—	2.78
EchoStar Corp.	(847)	(112,547)	—	1.26
FuelCell Energy Inc.	(338)	(44,855)	—	0.50
Global Net Lease Inc.	(338)	(44,964)	—	0.50
Goodyear Tire & Rubber Co/The	(532)	(70,694)	—	0.79
Guardant Health Inc.	(839)	(111,459)	—	1.25
Hudson Pacific Properties Inc.	(274)	(36,391)	—	0.41
Infinera Corp.	(573)	(76,137)	—	0.85
Ironwood Pharmaceuticals Inc.	(342)	(45,466)	—	0.51
JBG SMITH Properties	(407)	(54,083)	—	0.61
JetBlue Airways Corp.	(2,402)	(319,129)	—	3.57
Lumen Technologies Inc.	(1,791)	(237,979)	—	2.66
Lumentum Holdings Inc.	(1,541)	(204,783)	—	2.29
NeoGenomics Inc.	(295)	(39,158)	—	0.44
Newell Brands Inc.	(898)	(119,389)	—	1.34
Novocure Ltd.	(346)	(45,911)	—	0.51
Ocular Therapeutix Inc.	(878)	(116,644)	—	1.31
Opendoor Technologies Inc.	(604)	(80,318)	—	0.90
Pacific Biosciences of California Inc.	(766)	(101,813)	—	1.14
Paramount Global	(2,775)	(368,737)	—	4.12
Peloton Interactive Inc.	(2,252)	(299,306)	—	3.35
Penn Entertainment Inc.	(3,208)	(426,296)	—	4.77
Recursion Pharmaceuticals Inc.	(626)	(83,225)	—	0.93
Redfin Corp.	(930)	(123,539)	—	1.38
Rivian Automotive Inc.	(2,912)	(386,960)	—	4.33
Semtech Corp.	(3,440)	(457,043)	—	5.11
Spirit AeroSystems Holdings Inc.	(2,227)	(295,893)	—	3.31
Sunnova Energy International Inc.	(1,216)	(161,599)	—	1.81
Tandem Diabetes Care Inc.	(800)	(106,354)	—	1.19
Telephone and Data Systems Inc.	(466)	(61,916)	—	0.69
Terawulf Inc.	(2,607)	(346,414)	—	3.87
Upstart Holdings Inc.	(4,307)	(572,344)	—	6.40
Viasat Inc.	(270)	(35,884)	—	0.40
Virgin Galactic Holdings Inc.	(183)	(24,292)	—	0.27
Walgreens Boots Alliance Inc.	(1,632)	(216,894)	—	2.43
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments October 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Warner Bros Discovery Inc.	(3,044)	(404,469)	—	4.52
Wolfspeed Inc.	(1,636)	(217,366)	—	2.43
Xerox Holdings Corp.	(759)	(100,827)	—	1.13
Xometry Inc.	(344)	(45,754)	—	0.51

1.	As of October 31, 2024, cash in the amount $1,950,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 465,079,707	$ —	$ —	$ 465,079,707
Fixed Income Funds	255,522,145	—	—	255,522,145
Total Affiliated Investment Companies	720,601,852	—	—	720,601,852
Short-Term Investment
Affiliated Investment Company	82,482,736	—	—	82,482,736
Total Investments in Securities	$ 803,084,588	$ —	$ —	$ 803,084,588

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $694,242,475)	$803,084,588
Cash collateral on deposit at broker for swap contracts	1,950,000
Receivables:
Dividends	335,309
Fund shares sold	299,371
Prepaid expenses	8
Other assets	44,677
Total assets	805,713,953
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	1,878,856
Fund shares redeemed	711,016
NYLIFE Distributors (See Note 3)	182,493
Transfer agent (See Note 3)	140,876
Professional fees	13,690
Custodian	13,582
Shareholder communication	9,001
Manager (See Note 3)	1,855
Trustees	90
Accrued expenses	354
Total liabilities	2,951,813
Net assets	$802,762,140
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$55,958
Additional paid-in-capital	655,253,259
655,309,217
Total distributable earnings (loss)	147,452,923
Net assets	$802,762,140
Class A
Net assets applicable to outstanding shares	$693,449,559
Shares of beneficial interest outstanding	48,333,312
Net asset value per share outstanding	$14.35
Maximum sales charge (3.00% of offering price)	0.44
Maximum offering price per share outstanding	$14.79
Investor Class
Net assets applicable to outstanding shares	$75,918,506
Shares of beneficial interest outstanding	5,283,905
Net asset value per share outstanding	$14.37
Maximum sales charge (2.50% of offering price)	0.37
Maximum offering price per share outstanding	$14.74
Class B
Net assets applicable to outstanding shares	$2,136,543
Shares of beneficial interest outstanding	152,053
Net asset value and offering price per share outstanding	$14.05
Class C
Net assets applicable to outstanding shares	$11,307,736
Shares of beneficial interest outstanding	804,957
Net asset value and offering price per share outstanding	$14.05
Class I
Net assets applicable to outstanding shares	$8,866,517
Shares of beneficial interest outstanding	611,997
Net asset value and offering price per share outstanding	$14.49
SIMPLE Class
Net assets applicable to outstanding shares	$11,083,279
Shares of beneficial interest outstanding	771,714
Net asset value and offering price per share outstanding	$14.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$23,854,264
Expenses
Distribution/Service—Class A (See Note 3)	1,685,588
Distribution/Service—Investor Class (See Note 3)	204,994
Distribution/Service—Class B (See Note 3)	52,645
Distribution/Service—Class C (See Note 3)	130,334
Distribution/Service—Class R2 (See Note 3)(a)	118
Distribution/Service—Class R3 (See Note 3)(a)	2,780
Distribution/Service—SIMPLE Class (See Note 3)	46,981
Transfer agent (See Note 3)	771,295
Registration	107,033
Professional fees	87,539
Custodian	34,732
Trustees	18,856
Shareholder communication	2,807
Shareholder service (See Note 3)	603
Miscellaneous	83,131
Total expenses before waiver/reimbursement	3,229,436
Expense waiver/reimbursement from Manager (See Note 3)	(140,601)
Net expenses	3,088,835
Net investment income (loss)	20,765,429
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	21,876,665
Realized capital gain distributions from affiliated investment companies	5,777,193
Swap transactions	4,515,161
Net realized gain (loss)	32,169,019
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	96,686,661
Net realized and unrealized gain (loss)	128,855,680
Net increase (decrease) in net assets resulting from operations	$149,621,109

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate Allocation Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$20,765,429	$19,210,300
Net realized gain (loss)	32,169,019	(17,485,145)
Net change in unrealized appreciation (depreciation)	96,686,661	22,557,022
Net increase (decrease) in net assets resulting from operations	149,621,109	24,282,177
Distributions to shareholders:
Class A	(2,395,326)	(33,143,840)
Investor Class	(143,883)	(4,344,071)
Class B	—	(609,120)
Class C	—	(828,328)
Class I	(48,416)	(476,779)
Class R2(a)	(469)	(8,356)
Class R3(a)	(276)	(80,138)
SIMPLE Class	(1,931)	(179,559)
Total distributions to shareholders	(2,590,301)	(39,670,191)
Capital share transactions:
Net proceeds from sales of shares	57,330,158	56,971,120
Net asset value of shares issued to shareholders in reinvestment of distributions	2,571,152	39,401,094
Cost of shares redeemed	(120,382,450)	(102,134,619)
Increase (decrease) in net assets derived from capital share transactions	(60,481,140)	(5,762,405)
Net increase (decrease) in net assets	86,549,668	(21,150,419)
Net Assets
Beginning of year	716,212,472	737,362,891
End of year	$802,762,140	$716,212,472

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.86	$12.14	$15.64	$13.41	$13.28
Net investment income (loss) (a)	0.36	0.32	0.22	0.20	0.24
Net realized and unrealized gain (loss)	2.18	0.07	(2.35)	2.83	0.41
Total from investment operations	2.54	0.39	(2.13)	3.03	0.65
Less distributions:
From net investment income	(0.05)	(0.13)	(0.53)	(0.23)	(0.26)
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.05)	(0.67)	(1.37)	(0.80)	(0.52)
Net asset value at end of year	$14.35	$11.86	$12.14	$15.64	$13.41
Total investment return (b)	21.43%	3.24%	(14.97)%	23.28%	4.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.66%	2.59%	1.65%	1.32%	1.87%
Net expenses (c)	0.35%	0.35%	0.34%	0.35%	0.36%
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of year (in 000’s)	$693,450	$599,019	$605,511	$721,363	$568,079

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.87	$12.16	$15.65	$13.42	$13.28
Net investment income (loss) (a)	0.34	0.29	0.19	0.17	0.22
Net realized and unrealized gain (loss)	2.18	0.06	(2.34)	2.82	0.41
Total from investment operations	2.52	0.35	(2.15)	2.99	0.63
Less distributions:
From net investment income	(0.02)	(0.10)	(0.50)	(0.19)	(0.23)
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.02)	(0.64)	(1.34)	(0.76)	(0.49)
Net asset value at end of year	$14.37	$11.87	$12.16	$15.65	$13.42
Total investment return (b)	21.27%	2.92%	(15.08)%	22.97%	4.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.48%	2.40%	1.45%	1.12%	1.68%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.69%	0.69%	0.61%	0.67%	0.66%
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of year (in 000's)	$75,919	$78,972	$84,180	$101,233	$101,831

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Moderate Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.68	$11.96	$15.42	$13.23	$13.09
Net investment income (loss) (a)	0.25	0.20	0.09	0.06	0.13
Net realized and unrealized gain (loss)	2.12	0.07	(2.32)	2.79	0.39
Total from investment operations	2.37	0.27	(2.23)	2.85	0.52
Less distributions:
From net investment income	—	(0.01)	(0.39)	(0.09)	(0.12)
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	—	(0.55)	(1.23)	(0.66)	(0.38)
Net asset value at end of year	$14.05	$11.68	$11.96	$15.42	$13.23
Total investment return (b)	20.29%	2.21%	(15.77)%	22.04%	4.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	1.67%	0.70%	0.43%	1.00%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.44%	1.44%	1.36%	1.42%	1.40%
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of year (in 000’s)	$2,137	$7,875	$14,890	$27,037	$31,682

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.68	$11.96	$15.42	$13.23	$13.08
Net investment income (loss) (a)	0.23	0.20	0.09	0.06	0.13
Net realized and unrealized gain (loss)	2.14	0.07	(2.32)	2.79	0.40
Total from investment operations	2.37	0.27	(2.23)	2.85	0.53
Less distributions:
From net investment income	—	(0.01)	(0.39)	(0.09)	(0.12)
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	—	(0.55)	(1.23)	(0.66)	(0.38)
Net asset value at end of year	$14.05	$11.68	$11.96	$15.42	$13.23
Total investment return (b)	20.29%	2.21%	(15.76)%	22.05%	4.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.75%	1.66%	0.70%	0.40%	0.99%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.44%	1.44%	1.36%	1.42%	1.40%
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of year (in 000’s)	$11,308	$14,105	$19,531	$30,309	$35,483

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$11.97	$12.25	$15.77	$13.52	$13.37
Net investment income (loss) (a)	0.40	0.35	0.26	0.23	0.30
Net realized and unrealized gain (loss)	2.20	0.07	(2.37)	2.85	0.40
Total from investment operations	2.60	0.42	(2.11)	3.08	0.70
Less distributions:
From net investment income	(0.08)	(0.16)	(0.57)	(0.26)	(0.29)
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	(0.26)
Total distributions	(0.08)	(0.70)	(1.41)	(0.83)	(0.55)
Net asset value at end of year	$14.49	$11.97	$12.25	$15.77	$13.52
Total investment return (b)	21.78%	3.49%	(14.76)%	23.52%	5.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.91%	2.85%	1.91%	1.55%	2.31%
Net expenses (c)	0.10%	0.10%	0.09%	0.10%	0.11%
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of year (in 000’s)	$8,867	$7,595	$8,483	$11,150	$8,586

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.86	$12.13	$15.62	$13.42	$13.95*
Net investment income (loss) (a)	0.32	0.27	0.15	0.11	0.02
Net realized and unrealized gain (loss)	2.18	0.07	(2.34)	2.84	(0.55)
Total from investment operations	2.50	0.34	(2.19)	2.95	(0.53)
Less distributions:
From net investment income	(0.00)‡	(0.07)	(0.46)	(0.18)	—
From net realized gain on investments	—	(0.54)	(0.84)	(0.57)	—
Total distributions	—	(0.61)	(1.30)	(0.75)	—
Net asset value at end of period	$14.36	$11.86	$12.13	$15.62	$13.42
Total investment return (b)	21.11%	2.81%	(15.33)%	22.61%	(3.80)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.34%	2.16%	1.19%	0.75%	0.95%††
Net expenses (c)	0.61%	0.72%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.61%	0.72%	0.86%	0.92%	0.93%††
Portfolio turnover rate	38%	23%	32%	29%	59%
Net assets at end of period (in 000’s)	$11,083	$6,734	$3,013	$853	$38

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Moderate Allocation Fund

NYLI Growth Allocation Fund
Portfolio of Investments October 31, 2024†^
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 78.3%
NYLI 500 International ETF (a)	294,221	$ 9,801,208
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,756,611	29,109,534
NYLI Candriam International Equity ETF (a)	923,174	27,291,424
NYLI Candriam U.S. Large Cap Equity ETF (a)	1,001,042	47,070,296
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,467,841	47,902,991
NYLI CBRE NextGen Real Estate ETF (a)	156,228	3,284,975
NYLI Epoch Capital Growth Fund Class I	190,775	2,946,574
NYLI Epoch International Choice Fund Class I (a)	690,009	27,978,904
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,996,849	46,825,507
NYLI Fiera SMID Growth Fund Class R6 (a)	2,805,952	47,945,019
NYLI FTSE International Equity Currency Neutral ETF	625,101	16,690,197
NYLI MacKay Convertible Fund Class I	879,815	17,034,711
NYLI PineStone International Equity Fund Class R6 (a)	1,412,715	23,967,694
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,394,677	45,961,523
NYLI Winslow Large Cap Growth ETF (a)	507,634	22,903,583
NYLI Winslow Large Cap Growth Fund Class R6	1,843,383	24,686,213
NYLI WMC Enduring Capital Fund Class R6 (a)	1,179,088	45,983,588
NYLI WMC Growth Fund Class R6 (a)	922,906	46,477,751
NYLI WMC International Research Equity Fund Class I (a)	3,735,329	29,835,193
NYLI WMC Small Companies Fund Class I (a)	1,877,093	47,842,984
NYLI WMC Value Fund Class R6 (a)	1,388,219	47,011,187
Total Equity Funds (Cost $509,308,461)		658,551,056
Fixed Income Funds 11.7%
NYLI Floating Rate Fund Class R6 (a)	2,424,321	21,541,065
NYLI MacKay ESG Core Plus Bond ETF	339,715	7,190,068
NYLI MacKay ESG High Income ETF (a)	416,536	11,136,215
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,143,978	11,155,117
NYLI MacKay Securitized Income ETF	215,180	5,563,414
NYLI MacKay Short Duration High Income Fund Class I	2,161,628	20,633,172
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay Total Return Bond Fund Class R6	785,701	$ 7,181,779
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	737,381	5,575,337
NYLI Short Term Bond Fund Class I (a)	940,214	8,569,483
Total Fixed Income Funds (Cost $95,558,183)		98,545,650
Total Affiliated Investment Companies (Cost $604,866,644)		757,096,706
Short-Term Investment 10.0%
Affiliated Investment Company 10.0%
NYLI U.S. Government Liquidity Fund, 4.648% (a)(b)	84,048,216	84,048,216
Total Short-Term Investment (Cost $84,048,216)	10.0%	84,048,216
Total Investments (Cost $688,914,860)	100.0%	841,144,922
Other Assets, Less Liabilities	0.0‡	28,800
Net Assets	100.0%	$ 841,173,722

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments October 31, 2024†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Large Cap ETF	$ 37,807	$ —	$ (40,215)	$ 12,295	$ (9,887)	$ —	$ 59	$ —	—
IQ U.S. Small Cap ETF	26,114	328	(31,614)	10,087	(4,915)	—	226	—	—
NYLI 500 International ETF	24,172	2,045	(19,745)	3,092	237	9,801	1,013	—	294
NYLI Candriam Emerging Markets Equity Fund Class R6	25,269	1,773	(4,500)	53	6,515	29,110	316	—	2,757
NYLI Candriam International Equity ETF	23,825	4,990	(5,718)	170	4,024	27,291	662	—	923
NYLI Candriam U.S. Large Cap Equity ETF	40,244	3,997	(8,258)	2,076	9,011	47,070	532	—	1,001
NYLI Candriam U.S. Mid Cap Equity ETF	28,690	14,634	(4,790)	103	9,266	47,903	486	—	1,468
NYLI CBRE NextGen Real Estate ETF	—	19,402	(18,352)	1,942	293	3,285	536	—	156
NYLI Epoch Capital Growth Fund Class I	2,556	36	(354)	27	682	2,947	16	1	191
NYLI Epoch International Choice Fund Class I	18,814	8,557	(2,228)	79	2,757	27,979	358	—	690
NYLI Epoch U.S. Equity Yield Fund Class R6	38,235	7,110	(8,619)	1,106	8,994	46,826	1,016	1,277	1,997
NYLI Fiera SMID Growth Fund Class R6	21,332	24,108	(3,165)	123	5,547	47,945	—	828	2,806
NYLI Floating Rate Fund Class R6	22,559	3,986	(5,344)	(139)	479	21,541	1,900	—	2,424
NYLI FTSE International Equity Currency Neutral ETF	14,704	448	(1,178)	279	2,437	16,690	397	—	625
NYLI MacKay Convertible Fund Class I	—	17,162	(1,159)	25	1,007	17,035	155	—	880
NYLI MacKay ESG Core Plus Bond ETF	11,197	720	(5,428)	(27)	728	7,190	408	—	340
NYLI MacKay ESG High Income ETF	9,763	1,217	(512)	(1)	669	11,136	789	8	417
NYLI MacKay High Yield Corporate Bond Fund Class R6	9,793	1,522	(788)	4	624	11,155	691	—	2,144
NYLI MacKay Securitized Income ETF	—	5,799	(277)	6	35	5,563	87	—	215
NYLI MacKay Short Duration High Income Fund Class I (a)	18,093	3,041	(1,235)	(1)	735	20,633	1,249	—	2,162
NYLI MacKay Total Return Bond Fund Class R6	11,214	874	(5,741)	60	775	7,182	373	—	786
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	—	11,475	(6,143)	86	157	5,575	361	—	737
NYLI PineStone International Equity Fund Class R6	18,957	3,651	(3,295)	156	4,499	23,968	101	—	1,413
NYLI PineStone U.S. Equity Fund Class R6	14,617	29,487	(4,971)	350	6,479	45,962	77	24	2,395
NYLI S&P 500 Index Fund Class I	11,602	530	(13,521)	5,506	(4,117)	—	165	365	—
NYLI Short Term Bond Fund Class I	15,030	2,272	(8,963)	(62)	292	8,569	599	—	940
NYLI U.S. Government Liquidity Fund	82,409	150,767	(149,128)	—	—	84,048	4,319	—	84,048
NYLI Winslow Large Cap Growth ETF	5,203	14,734	—	—	2,967	22,904	1	—	508
NYLI Winslow Large Cap Growth Fund Class R6	40,662	3,808	(31,751)	8,337	3,630	24,686	—	3,755	1,843
NYLI WMC Enduring Capital Fund Class R6	35,969	6,837	(7,100)	224	10,054	45,984	384	—	1,179
NYLI WMC Growth Fund Class R6	43,185	2,749	(15,271)	631	15,184	46,478	—	—	923
NYLI WMC International Research Equity Fund Class I	18,918	9,337	(2,666)	163	4,083	29,835	430	—	3,735
NYLI WMC Small Companies Fund Class I	26,347	18,715	(6,932)	568	9,145	47,843	108	—	1,877
NYLI WMC Value Fund Class R6	35,945	9,121	(5,822)	32	7,735	47,011	629	1,110	1,388
	$733,225	$385,232	$(424,783)	$47,350	$100,121	$841,145	$18,443	$7,368

(a)	Prior to February 28, 2024, known as MainStay MacKay Short Duration High Yield Fund Class I.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	21,435	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(9,387)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.74%	11/12/24 - 10/7/25	Daily	18,078	—
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.60%	12/2/24	Daily	23,282	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(66,343)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	20,590	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/2/24	Daily	16,398	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	16,185	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.20%	6/18/25	Daily	(4,812)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(37,328)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(13,606)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	34,268	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	55,618	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	6,220	650,058	—	3.03
Amazon.com Inc.	6,427	671,688	—	3.13
AppLovin Corp.	13,665	1,428,095	—	6.66
Aptiv plc	4,595	480,276	—	2.24
Autoliv Inc.	1,756	183,549	—	0.86
BILL Holdings Inc.	3,259	340,603	—	1.59
Block Inc.	7,737	808,588	—	3.77
Booking Holdings Inc.	8,064	842,785	—	3.93
Broadcom Inc.	6,682	698,327	—	3.26
DocuSign Inc.	5,415	565,930	—	2.64
Etsy Inc.	5,235	547,076	—	2.55
Expedia Group Inc.	8,558	894,438	—	4.17
Fidelity National Information Services, Inc.	8,237	860,900	—	4.02
Fiserv Inc.	9,007	941,312	—	4.39
Fortive Corp.	3,585	374,674	—	1.75
Globant SA	3,503	366,078	—	1.71
Informatica Inc.	1,506	157,427	—	0.74
Intel Corp.	4,351	454,672	—	2.12
Lear Corp.	2,064	215,668	—	1.01
Magna International Inc.	2,039	213,119	—	0.99
Marvell Technology Inc.	7,348	767,987	—	3.58
Meta Platforms Inc.	7,368	770,044	—	3.59
MKS Instruments Inc.	2,437	254,647	—	1.19
Northrop Grumman Corp.	8,129	849,613	—	3.96
Okta Inc.	4,290	448,308	—	2.09
Pinterest Inc.	5,029	525,542	—	2.45
PTC Inc.	4,351	454,725	—	2.12
QUALCOMM Inc.	5,380	562,274	—	2.62
RTX Corp.	8,305	868,005	—	4.05
Salesforce Inc.	7,779	813,006	—	3.79
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments October 31, 2024†^ (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Smartsheet Inc.	2,938	307,079	—	1.43
TE Connectivity plc	6,724	702,693	—	3.28
Teradyne Inc.	4,734	494,735	—	2.31
Veeva Systems Inc.	6,546	684,108	—	3.19
Visa Inc.	7,476	781,351	—	3.65
Wix.com Ltd.	3,207	335,117	—	1.56
Zillow Group Inc.	1,157	120,922	—	0.56
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(645)	(85,695)	—	0.91
AMC Entertainment Holdings Inc.	(1,647)	(218,893)	—	2.33
Arcutis Biotherapeutics Inc.	(948)	(125,950)	—	1.34
BioCryst Pharmaceuticals Inc.	(649)	(86,178)	—	0.92
Bloom Energy Corp.	(1,424)	(189,221)	—	2.02
Bridgebio Pharma Inc.	(1,003)	(133,340)	—	1.42
Cardlytics Inc.	(167)	(22,195)	—	0.24
Carvana Co	(7,046)	(936,300)	—	9.98
Chegg Inc.	(211)	(28,074)	—	0.30
Chemours Co/The	(548)	(72,800)	—	0.78
Coeur Mining Inc.	(1,760)	(233,924)	—	2.49
Compass Inc.	(509)	(67,680)	—	0.72
Cytokinetics Inc.	(1,963)	(260,867)	—	2.78
EchoStar Corp.	(889)	(118,157)	—	1.26
FuelCell Energy Inc.	(354)	(47,091)	—	0.50
Global Net Lease Inc.	(355)	(47,205)	—	0.50
Goodyear Tire & Rubber Co/The	(559)	(74,218)	—	0.79
Guardant Health Inc.	(881)	(117,015)	—	1.25
Hudson Pacific Properties Inc.	(288)	(38,205)	—	0.41
Infinera Corp.	(602)	(79,932)	—	0.85
Ironwood Pharmaceuticals Inc.	(359)	(47,732)	—	0.51
JBG SMITH Properties	(427)	(56,779)	—	0.61
JetBlue Airways Corp.	(2,521)	(335,036)	—	3.57
Lumen Technologies Inc.	(1,880)	(249,842)	—	2.66
Lumentum Holdings Inc.	(1,618)	(214,990)	—	2.29
NeoGenomics Inc.	(309)	(41,110)	—	0.44
Newell Brands Inc.	(943)	(125,340)	—	1.34
Novocure Ltd.	(363)	(48,200)	—	0.51
Ocular Therapeutix Inc.	(922)	(122,458)	—	1.31
Opendoor Technologies Inc.	(635)	(84,321)	—	0.90
Pacific Biosciences of California Inc.	(804)	(106,888)	—	1.14
Paramount Global	(2,913)	(387,117)	—	4.12
Peloton Interactive Inc.	(2,365)	(314,225)	—	3.35
Penn Entertainment Inc.	(3,368)	(447,545)	—	4.77
Recursion Pharmaceuticals Inc.	(658)	(87,373)	—	0.93
Redfin Corp.	(976)	(129,697)	—	1.38
Rivian Automotive Inc.	(3,057)	(406,249)	—	4.33
Semtech Corp.	(3,611)	(479,824)	—	5.11
Spirit AeroSystems Holdings Inc.	(2,338)	(310,642)	—	3.31
Sunnova Energy International Inc.	(1,277)	(169,655)	—	1.81
Tandem Diabetes Care Inc.	(840)	(111,655)	—	1.19
Telephone and Data Systems Inc.	(489)	(65,002)	—	0.69
Terawulf Inc.	(2,737)	(363,682)	—	3.87
Upstart Holdings Inc.	(4,522)	(600,874)	—	6.40
Viasat Inc.	(284)	(37,673)	—	0.40
Virgin Galactic Holdings Inc.	(192)	(25,503)	—	0.27
Walgreens Boots Alliance Inc.	(1,714)	(227,705)	—	2.43
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth Allocation Fund

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Warner Bros Discovery Inc.	(3,196)	(424,631)	—	4.52
Wolfspeed Inc.	(1,717)	(228,201)	—	2.43
Xerox Holdings Corp.	(797)	(105,853)	—	1.13
Xometry Inc.	(361)	(48,035)	—	0.51

1.	As of October 31, 2024, cash in the amount $2,050,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2024.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 658,551,056	$ —	$ —	$ 658,551,056
Fixed Income Funds	98,545,650	—	—	98,545,650
Total Affiliated Investment Companies	757,096,706	—	—	757,096,706
Short-Term Investment
Affiliated Investment Company	84,048,216	—	—	84,048,216
Total Investments in Securities	$ 841,144,922	$ —	$ —	$ 841,144,922

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $688,914,860)	$841,144,922
Cash collateral on deposit at broker for swap contracts	2,050,000
Receivables:
Dividends	344,909
Fund shares sold	217,810
Prepaid expenses	21
Other assets	45,808
Total assets	843,803,470
Liabilities
Payables:
Dividends and interest on OTC swaps contracts	1,973,348
Fund shares redeemed	246,402
NYLIFE Distributors (See Note 3)	191,109
Transfer agent (See Note 3)	160,451
Shareholder communication	27,241
Professional fees	13,516
Custodian	12,814
Manager (See Note 3)	4,489
Trustees	99
Accrued expenses	279
Total liabilities	2,629,748
Net assets	$841,173,722
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,825
Additional paid-in-capital	636,839,695
636,891,520
Total distributable earnings (loss)	204,282,202
Net assets	$841,173,722
Class A
Net assets applicable to outstanding shares	$714,584,548
Shares of beneficial interest outstanding	44,024,027
Net asset value per share outstanding	$16.23
Maximum sales charge (3.00% of offering price)	0.50
Maximum offering price per share outstanding	$16.73
Investor Class
Net assets applicable to outstanding shares	$91,192,939
Shares of beneficial interest outstanding	5,612,316
Net asset value per share outstanding	$16.25
Maximum sales charge (2.50% of offering price)	0.42
Maximum offering price per share outstanding	$16.67
Class B
Net assets applicable to outstanding shares	$2,534,537
Shares of beneficial interest outstanding	159,630
Net asset value and offering price per share outstanding	$15.88
Class C
Net assets applicable to outstanding shares	$12,973,379
Shares of beneficial interest outstanding	816,833
Net asset value and offering price per share outstanding	$15.88
Class I
Net assets applicable to outstanding shares	$11,578,319
Shares of beneficial interest outstanding	701,490
Net asset value and offering price per share outstanding	$16.51
SIMPLE Class
Net assets applicable to outstanding shares	$8,310,000
Shares of beneficial interest outstanding	511,178
Net asset value and offering price per share outstanding	$16.26

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth Allocation Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$18,442,504
Expenses
Distribution/Service—Class A (See Note 3)	1,734,695
Distribution/Service—Investor Class (See Note 3)	242,869
Distribution/Service—Class B (See Note 3)	64,855
Distribution/Service—Class C (See Note 3)	144,283
Distribution/Service—Class R2 (See Note 3)(a)	53
Distribution/Service—Class R3 (See Note 3)(a)	1,367
Distribution/Service—SIMPLE Class (See Note 3)	34,329
Transfer agent (See Note 3)	883,961
Registration	105,387
Professional fees	90,383
Custodian	34,306
Trustees	19,783
Shareholder communication	2,865
Shareholder service (See Note 3)	294
Miscellaneous	36,305
Total expenses before waiver/reimbursement	3,395,735
Expense waiver/reimbursement from Manager (See Note 3)	(151,540)
Net expenses	3,244,195
Net investment income (loss)	15,198,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	47,349,957
Realized capital gain distributions from affiliated investment companies	7,368,087
Swap transactions	4,304,362
Net realized gain (loss)	59,022,406
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	100,121,123
Net realized and unrealized gain (loss)	159,143,529
Net increase (decrease) in net assets resulting from operations	$174,341,838

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,198,309	$15,274,356
Net realized gain (loss)	59,022,406	(10,510,090)
Net change in unrealized appreciation (depreciation)	100,121,123	19,937,039
Net increase (decrease) in net assets resulting from operations	174,341,838	24,701,305
Distributions to shareholders:
Class A	(5,831,073)	(42,482,199)
Investor Class	(657,946)	(6,720,364)
Class B	(13,076)	(930,924)
Class C	(22,860)	(1,187,696)
Class I	(109,083)	(631,052)
Class R2(a)	(522)	(5,399)
Class R3(a)	(5,231)	(68,391)
SIMPLE Class	(32,252)	(223,140)
Total distributions to shareholders	(6,672,043)	(52,249,165)
Capital share transactions:
Net proceeds from sales of shares	57,194,820	58,830,977
Net asset value of shares issued to shareholders in reinvestment of distributions	6,634,803	52,068,829
Cost of shares redeemed	(124,950,946)	(101,020,230)
Increase (decrease) in net assets derived from capital share transactions	(61,121,323)	9,879,576
Net increase (decrease) in net assets	106,548,472	(17,668,284)
Net Assets
Beginning of year	734,625,250	752,293,534
End of year	$841,173,722	$734,625,250

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.17	$13.71	$17.89	$14.33	$14.40
Net investment income (loss) (a)	0.29	0.28	0.19	0.16	0.24
Net realized and unrealized gain (loss)	2.90	0.14	(2.56)	4.22	0.32
Total from investment operations	3.19	0.42	(2.37)	4.38	0.56
Less distributions:
From net investment income	(0.11)	(0.13)	(0.66)	(0.17)	(0.26)
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(0.13)	(0.96)	(1.81)	(0.82)	(0.63)
Net asset value at end of year	$16.23	$13.17	$13.71	$17.89	$14.33
Total investment return (b)	24.29%	3.20%	(14.90)%	31.45%	3.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.87%	2.02%	1.30%	0.98%	1.69%
Net expenses (c)	0.34%	0.35%	0.35%	0.35%	0.37%
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of year (in 000’s)	$714,585	$603,146	$603,691	$728,402	$542,938

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.19	$13.73	$17.91	$14.33	$14.40
Net investment income (loss) (a)	0.26	0.25	0.17	0.14	0.21
Net realized and unrealized gain (loss)	2.90	0.15	(2.58)	4.22	0.32
Total from investment operations	3.16	0.40	(2.41)	4.36	0.53
Less distributions:
From net investment income	(0.08)	(0.11)	(0.62)	(0.13)	(0.23)
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(0.10)	(0.94)	(1.77)	(0.78)	(0.60)
Net asset value at end of year	$16.25	$13.19	$13.73	$17.91	$14.33
Total investment return (b)	24.02%	2.97%	(15.05)%	31.27%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%	1.84%	1.11%	0.82%	1.54%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.68%	0.69%	0.60%	0.68%	0.67%
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of year (in 000's)	$91,193	$92,321	$99,449	$122,265	$126,514

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.92	$13.46	$17.59	$14.10	$14.16
Net investment income (loss) (a)	0.16	0.15	0.06	0.02	0.12
Net realized and unrealized gain (loss)	2.82	0.14	(2.54)	4.14	0.30
Total from investment operations	2.98	0.29	(2.48)	4.16	0.42
Less distributions:
From net investment income	—	—	(0.50)	(0.02)	(0.11)
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(0.02)	(0.83)	(1.65)	(0.67)	(0.48)
Net asset value at end of year	$15.88	$12.92	$13.46	$17.59	$14.10
Total investment return (b)	23.09%	2.20%	(15.70)%	30.24%	2.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.09%	1.13%	0.37%	0.11%	0.87%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.43%	1.44%	1.35%	1.43%	1.42%
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of year (in 000’s)	$2,535	$9,587	$16,753	$30,461	$32,739

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.92	$13.46	$17.59	$14.10	$14.16
Net investment income (loss) (a)	0.14	0.15	0.05	0.02	0.11
Net realized and unrealized gain (loss)	2.84	0.14	(2.53)	4.14	0.31
Total from investment operations	2.98	0.29	(2.48)	4.16	0.42
Less distributions:
From net investment income	—	—	(0.50)	(0.02)	(0.11)
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(0.02)	(0.83)	(1.65)	(0.67)	(0.48)
Net asset value at end of year	$15.88	$12.92	$13.46	$17.59	$14.10
Total investment return (b)	23.09%	2.19%	(15.70)%	30.23%	2.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.11%	0.36%	0.09%	0.81%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.43%	1.44%	1.35%	1.43%	1.42%
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of year (in 000’s)	$12,973	$14,669	$20,272	$29,440	$31,564

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.39	$13.93	$18.15	$14.52	$14.58
Net investment income (loss) (a)	0.33	0.32	0.23	0.21	0.31
Net realized and unrealized gain (loss)	2.95	0.14	(2.60)	4.27	0.30
Total from investment operations	3.28	0.46	(2.37)	4.48	0.61
Less distributions:
From net investment income	(0.14)	(0.17)	(0.70)	(0.20)	(0.30)
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	(0.37)
Total distributions	(0.16)	(1.00)	(1.85)	(0.85)	(0.67)
Net asset value at end of year	$16.51	$13.39	$13.93	$18.15	$14.52
Total investment return (b)	24.64%	3.42%	(14.68)%	31.82%	4.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.10%	2.33%	1.51%	1.23%	2.18%
Net expenses (c)	0.09%	0.10%	0.10%	0.10%	0.11%
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of year (in 000’s)	$11,578	$9,104	$7,974	$11,142	$8,063

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.19	$13.71	$17.89	$14.33	$15.03*
Net investment income (loss) (a)	0.24	0.22	0.12	0.06	0.02
Net realized and unrealized gain (loss)	2.91	0.16	(2.57)	4.25	(0.72)
Total from investment operations	3.15	0.38	(2.45)	4.31	(0.70)
Less distributions:
From net investment income	(0.06)	(0.07)	(0.58)	(0.10)	—
From net realized gain on investments	(0.02)	(0.83)	(1.15)	(0.65)	—
Total distributions	(0.08)	(0.90)	(1.73)	(0.75)	—
Net asset value at end of period	$16.26	$13.19	$13.71	$17.89	$14.33
Total investment return (b)	23.95%	2.84%	(15.29)%	30.89%	(4.66)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.56%	1.62%	0.79%	0.37%	0.80%††
Net expenses (c)	0.60%	0.70%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.60%	0.70%	0.85%	0.93%	0.95%††
Portfolio turnover rate	32%	27%	25%	29%	47%
Net assets at end of period (in 000’s)	$8,310	$4,822	$3,072	$1,567	$180

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

NYLI Equity Allocation Fund
Portfolio of Investments October 31, 2024†^
	Shares	Value
Affiliated Investment Companies 96.5%
Equity Funds 96.5%
NYLI 500 International ETF (a)	250,137	$ 8,332,664
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,148,602	22,689,024
NYLI Candriam International Equity ETF (a)	619,851	18,324,407
NYLI Candriam U.S. Large Cap Equity ETF (a)	697,419	32,793,548
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,023,060	33,387,563
NYLI CBRE NextGen Real Estate ETF	75,260	1,582,477
NYLI Epoch Capital Growth Fund Class I	104,090	1,607,697
NYLI Epoch International Choice Fund Class I (a)	463,555	18,796,523
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,400,106	32,832,065
NYLI Fiera SMID Growth Fund Class R6 (a)	1,948,928	33,301,137
NYLI FTSE International Equity Currency Neutral ETF	338,786	9,045,586
NYLI PineStone International Equity Fund Class R6 (a)	936,534	15,888,948
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,679,360	32,232,302
NYLI Winslow Large Cap Growth ETF (a)	286,501	12,926,438
NYLI Winslow Large Cap Growth Fund Class R6	1,480,370	19,824,821
NYLI WMC Enduring Capital Fund Class R6 (a)	827,180	32,259,441
NYLI WMC Growth Fund Class R6 (a)	642,669	32,364,923
NYLI WMC International Research Equity Fund Class I (a)	2,509,039	20,040,444
NYLI WMC Small Companies Fund Class I (a)	1,316,967	33,566,583
NYLI WMC Value Fund Class R6 (a)	973,840	32,978,495
Total Affiliated Investment Companies (Cost $345,938,120)		444,775,086
	Shares	Value
Short-Term Investment 3.3%
Affiliated Investment Company 3.3%
NYLI U.S. Government Liquidity Fund, 4.648% (b)	15,409,889	$ 15,409,889
Total Short-Term Investment (Cost $15,409,889)	3.3%	15,409,889
Total Investments (Cost $361,348,009)	99.8%	460,184,975
Other Assets, Less Liabilities	0.2	800,429
Net Assets	100.0%	$ 460,985,404

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of October 31, 2024, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
IQ U.S. Large Cap ETF	$ 26,543	$ —	$ (28,274)	$ 7,397	$ (5,666)	$ —	$ 51	$ —	—
IQ U.S. Small Cap ETF	19,193	—	(22,951)	6,124	(2,366)	—	162	—	—
NYLI 500 International ETF	15,693	1,336	(10,847)	1,933	218	8,333	677	—	250
NYLI Candriam Emerging Markets Equity Fund Class R6	19,293	2,268	(3,985)	(262)	5,375	22,689	241	—	2,149
NYLI Candriam International Equity ETF	15,466	3,383	(3,284)	80	2,679	18,324	446	—	620
NYLI Candriam U.S. Large Cap Equity ETF	26,861	3,376	(4,985)	1,039	6,503	32,794	368	—	697
NYLI Candriam U.S. Mid Cap Equity ETF	19,698	10,449	(3,267)	53	6,455	33,388	338	—	1,023
NYLI CBRE NextGen Real Estate ETF	—	10,712	(10,355)	1,084	141	1,582	290	—	75
NYLI Epoch Capital Growth Fund Class I	1,408	15	(206)	17	374	1,608	9	—(a)	104
NYLI Epoch International Choice Fund Class I	12,767	5,668	(1,571)	56	1,877	18,797	243	—	464
NYLI Epoch U.S. Equity Yield Fund Class R6	26,822	4,281	(5,360)	847	6,242	32,832	708	886	1,400
NYLI Fiera SMID Growth Fund Class R6	11,409	19,890	(1,488)	(4)	3,494	33,301	—	501	1,949
NYLI FTSE International Equity Currency Neutral ETF	7,867	350	(633)	86	1,376	9,046	216	—	339
NYLI PineStone International Equity Fund Class R6	12,787	2,224	(2,301)	101	3,078	15,889	68	—	937
NYLI PineStone U.S. Equity Fund Class R6	7,799	23,560	(3,282)	110	4,045	32,232	41	13	1,679
NYLI S&P 500 Index Fund Class I	6,264	286	(7,303)	1,934	(1,181)	—	89	197	—
NYLI U.S. Government Liquidity Fund	14,633	88,465	(87,688)	—	—	15,410	853	—	15,410
NYLI Winslow Large Cap Growth ETF	3,023	8,176	—	—	1,727	12,926	—(a)	—	287
NYLI Winslow Large Cap Growth Fund Class R6	28,020	2,758	(19,581)	4,611	4,017	19,825	—	2,453	1,480
NYLI WMC Enduring Capital Fund Class R6	25,298	4,380	(4,669)	127	7,123	32,259	270	—	827
NYLI WMC Growth Fund Class R6	29,550	1,781	(9,886)	393	10,527	32,365	—	—	643
NYLI WMC International Research Equity Fund Class I	12,836	6,313	(1,995)	121	2,765	20,040	291	—	2,509
NYLI WMC Small Companies Fund Class I	19,174	13,419	(6,050)	238	6,786	33,567	79	—	1,317
NYLI WMC Value Fund Class R6	25,333	5,929	(3,758)	68	5,406	32,978	442	780	974
	$387,737	$219,019	$(243,719)	$26,153	$70,995	$460,185	$5,882	$4,830

(a)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of October 31, 2024 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/2/24	Daily	11,778	$ —
Citibank NA	Citi Zombie Company Basket	1 day FEDF minus 0.50%	12/2/24	Daily	(5,127)	—
JPMorgan Chase Bank NA	Global X Uranium ETF	1 day FEDF plus 0.00% - 0.74%	11/12/24 - 10/7/25	Daily	9,899	—
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.75%	12/2/24	Daily	(36,399)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.75%	12/2/24	Daily	11,130	—
Citibank NA	iShares MSCI Hong Kong ETF	1 day FEDF plus 0.75%	12/2/24	Daily	8,998	—
Citibank NA	iShares MSCI India ETF	1 day FEDF plus 0.40%	12/2/24	Daily	8,877	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments October 31, 2024†^ (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short Index	1 day FEDF plus 0.00% - 0.20%	6/18/25	Daily	(4,510)	$ —
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/25 - 4/9/25	Daily	(19,842)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/2/24	Daily	(14,593)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	17,854	—
Citibank NA	S&P Small Cap 600 Total Return Index	1 day FEDF plus 0.45%	12/2/24	Daily	30,500	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Alphabet Inc.	3,418	357,192	—	3.03
Amazon.com Inc.	3,532	369,077	—	3.13
AppLovin Corp.	7,508	784,706	—	6.66
Aptiv plc	2,525	263,901	—	2.24
Autoliv Inc.	965	100,856	—	0.86
BILL Holdings Inc.	1,791	187,154	—	1.59
Block Inc.	4,251	444,301	—	3.77
Booking Holdings Inc.	4,431	463,091	—	3.93
Broadcom Inc.	3,672	383,715	—	3.26
DocuSign Inc.	2,975	310,966	—	2.64
Etsy Inc.	2,876	300,606	—	2.55
Expedia Group Inc.	4,703	491,473	—	4.17
Fidelity National Information Services, Inc.	4,526	473,045	—	4.02
Fiserv Inc.	4,949	517,229	—	4.39
Fortive Corp.	1,970	205,875	—	1.75
Globant SA	1,925	201,152	—	1.71
Informatica Inc.	828	86,502	—	0.74
Intel Corp.	2,391	249,832	—	2.12
Lear Corp.	1,134	118,505	—	1.01
Magna International Inc.	1,121	117,104	—	0.99
Marvell Technology Inc.	4,038	421,992	—	3.58
Meta Platforms Inc.	4,049	423,122	—	3.59
MKS Instruments Inc.	1,339	139,923	—	1.19
Northrop Grumman Corp.	4,467	466,843	—	3.96
Okta Inc.	2,357	246,335	—	2.09
Pinterest Inc.	2,763	288,774	—	2.45
PTC Inc.	2,391	249,861	—	2.12
QUALCOMM Inc.	2,956	308,957	—	2.62
RTX Corp.	4,564	476,949	—	4.05
Salesforce Inc.	4,275	446,729	—	3.79
Smartsheet Inc.	1,615	168,733	—	1.43
TE Connectivity plc	3,695	386,114	—	3.28
Teradyne Inc.	2,601	271,846	—	2.31
Veeva Systems Inc.	3,597	375,902	—	3.19
Visa Inc.	4,108	429,334	—	3.65
Wix.com Ltd.	1,762	184,139	—	1.56
Zillow Group Inc.	636	66,444	—	0.56
The following table represents the basket holdings underlying the total return swap with Citi Zombie Company Basket as of October 31, 2024.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Akero Therapeutics Inc.	(352)	(46,802)	—	0.91
AMC Entertainment Holdings Inc.	(900)	(119,547)	—	2.33
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity Allocation Fund

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Arcutis Biotherapeutics Inc.	(518)	(68,787)	—	1.34
BioCryst Pharmaceuticals Inc.	(354)	(47,065)	—	0.92
Bloom Energy Corp.	(778)	(103,341)	—	2.02
Bridgebio Pharma Inc.	(548)	(72,823)	—	1.42
Cardlytics Inc.	(91)	(12,122)	—	0.24
Carvana Co	(3,848)	(511,352)	—	9.98
Chegg Inc.	(115)	(15,333)	—	0.30
Chemours Co/The	(299)	(39,759)	—	0.78
Coeur Mining Inc.	(961)	(127,756)	—	2.49
Compass Inc.	(278)	(36,963)	—	0.72
Cytokinetics Inc.	(1,072)	(142,471)	—	2.78
EchoStar Corp.	(486)	(64,530)	—	1.26
FuelCell Energy Inc.	(194)	(25,718)	—	0.50
Global Net Lease Inc.	(194)	(25,781)	—	0.50
Goodyear Tire & Rubber Co/The	(305)	(40,533)	—	0.79
Guardant Health Inc.	(481)	(63,907)	—	1.25
Hudson Pacific Properties Inc.	(157)	(20,866)	—	0.41
Infinera Corp.	(329)	(43,654)	—	0.85
Ironwood Pharmaceuticals Inc.	(196)	(26,069)	—	0.51
JBG SMITH Properties	(233)	(31,009)	—	0.61
JetBlue Airways Corp.	(1,377)	(182,977)	—	3.57
Lumen Technologies Inc.	(1,027)	(136,449)	—	2.66
Lumentum Holdings Inc.	(884)	(117,415)	—	2.29
NeoGenomics Inc.	(169)	(22,452)	—	0.44
Newell Brands Inc.	(515)	(68,454)	—	1.34
Novocure Ltd.	(198)	(26,324)	—	0.51
Ocular Therapeutix Inc.	(503)	(66,879)	—	1.31
Opendoor Technologies Inc.	(347)	(46,051)	—	0.90
Pacific Biosciences of California Inc.	(439)	(58,376)	—	1.14
Paramount Global	(1,591)	(211,421)	—	4.12
Peloton Interactive Inc.	(1,291)	(171,612)	—	3.35
Penn Entertainment Inc.	(1,839)	(244,423)	—	4.77
Recursion Pharmaceuticals Inc.	(359)	(47,718)	—	0.93
Redfin Corp.	(533)	(70,833)	—	1.38
Rivian Automotive Inc.	(1,670)	(221,869)	—	4.33
Semtech Corp.	(1,972)	(262,052)	—	5.11
Spirit AeroSystems Holdings Inc.	(1,277)	(169,655)	—	3.31
Sunnova Energy International Inc.	(697)	(92,655)	—	1.81
Tandem Diabetes Care Inc.	(459)	(60,980)	—	1.19
Telephone and Data Systems Inc.	(267)	(35,500)	—	0.69
Terawulf Inc.	(1,495)	(198,622)	—	3.87
Upstart Holdings Inc.	(2,470)	(328,162)	—	6.40
Viasat Inc.	(155)	(20,575)	—	0.40
Virgin Galactic Holdings Inc.	(105)	(13,928)	—	0.27
Walgreens Boots Alliance Inc.	(936)	(124,359)	—	2.43
Warner Bros Discovery Inc.	(1,745)	(231,909)	—	4.52
Wolfspeed Inc.	(938)	(124,630)	—	2.43
Xerox Holdings Corp.	(435)	(57,811)	—	1.13
Xometry Inc.	(197)	(26,234)	—	0.51

1.	As of October 31, 2024, cash in the amount $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments October 31, 2024†^ (continued)
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 444,775,086	$ —	$ —	$ 444,775,086
Short-Term Investment
Affiliated Investment Company	15,409,889	—	—	15,409,889
Total Investments in Securities	$ 460,184,975	$ —	$ —	$ 460,184,975

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity Allocation Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in affiliated investment companies, at value (identified cost $361,348,009)	$460,184,975
Cash collateral on deposit at broker for swap contracts	1,250,000
Receivables:
Fund shares sold	121,494
Dividends and interest on OTC swaps contracts	110,158
Dividends	68,905
Other assets	42,090
Total assets	461,777,622
Liabilities
Due to custodian	505,078
Payables:
NYLIFE Distributors (See Note 3)	105,813
Transfer agent (See Note 3)	93,968
Fund shares redeemed	59,622
Custodian	11,043
Professional fees	10,848
Shareholder communication	4,194
Manager (See Note 3)	943
Trustees	51
Accrued expenses	658
Total liabilities	792,218
Net assets	$460,985,404
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,750
Additional paid-in-capital	339,130,457
339,157,207
Total distributable earnings (loss)	121,828,197
Net assets	$460,985,404
Class A
Net assets applicable to outstanding shares	$387,367,801
Shares of beneficial interest outstanding	22,452,953
Net asset value per share outstanding	$17.25
Maximum sales charge (3.00% of offering price)	0.53
Maximum offering price per share outstanding	$17.78
Investor Class
Net assets applicable to outstanding shares	$53,165,434
Shares of beneficial interest outstanding	3,090,109
Net asset value per share outstanding	$17.21
Maximum sales charge (2.50% of offering price)	0.44
Maximum offering price per share outstanding	$17.65
Class B
Net assets applicable to outstanding shares	$1,706,104
Shares of beneficial interest outstanding	104,415
Net asset value and offering price per share outstanding	$16.34
Class C
Net assets applicable to outstanding shares	$7,653,296
Shares of beneficial interest outstanding	467,239
Net asset value and offering price per share outstanding	$16.38
Class I
Net assets applicable to outstanding shares	$5,917,839
Shares of beneficial interest outstanding	333,579
Net asset value and offering price per share outstanding	$17.74
SIMPLE Class
Net assets applicable to outstanding shares	$5,174,930
Shares of beneficial interest outstanding	301,250
Net asset value and offering price per share outstanding	$17.18

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$5,882,334
Expenses
Distribution/Service—Class A (See Note 3)	929,461
Distribution/Service—Investor Class (See Note 3)	143,363
Distribution/Service—Class B (See Note 3)	40,260
Distribution/Service—Class C (See Note 3)	82,131
Distribution/Service—Class R3 (See Note 3)(a)	3,115
Distribution/Service—SIMPLE Class (See Note 3)	20,654
Transfer agent (See Note 3)	517,019
Registration	97,469
Professional fees	71,175
Custodian	30,208
Trustees	10,793
Shareholder communication	4,086
Shareholder service (See Note 3)	623
Miscellaneous	23,525
Total expenses before waiver/reimbursement	1,973,882
Expense waiver/reimbursement from Manager (See Note 3)	(103,291)
Net expenses	1,870,591
Net investment income (loss)	4,011,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	26,153,237
Realized capital gain distributions from affiliated investment companies	4,830,156
Swap transactions	(1,029,311)
Net realized gain (loss)	29,954,082
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	70,994,630
Net realized and unrealized gain (loss)	100,948,712
Net increase (decrease) in net assets resulting from operations	$104,960,455

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI Equity Allocation Fund

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,011,743	$4,497,455
Net realized gain (loss)	29,954,082	(6,491,762)
Net change in unrealized appreciation (depreciation)	70,994,630	16,295,583
Net increase (decrease) in net assets resulting from operations	104,960,455	14,301,276
Distributions to shareholders:
Class A	—	(30,476,962)
Investor Class	—	(5,716,602)
Class B	—	(890,193)
Class C	—	(968,429)
Class I	—	(534,380)
Class R3(a)	—	(192,570)
SIMPLE Class	—	(153,058)
Total distributions to shareholders	—	(38,932,194)
Capital share transactions:
Net proceeds from sales of shares	34,017,092	34,925,137
Net asset value of shares issued to shareholders in reinvestment of distributions	—	38,698,435
Cost of shares redeemed	(66,862,401)	(51,020,915)
Increase (decrease) in net assets derived from capital share transactions	(32,845,309)	22,602,657
Net increase (decrease) in net assets	72,115,146	(2,028,261)
Net Assets
Beginning of year	388,870,258	390,898,519
End of year	$460,985,404	$388,870,258

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.54	$14.50	$19.80	$14.86	$15.10
Net investment income (loss) (a)	0.15	0.16	0.14	0.11	0.19
Net realized and unrealized gain (loss)	3.56	0.34	(3.19)	5.64	0.38
Total from investment operations	3.71	0.50	(3.05)	5.75	0.57
Less distributions:
From net investment income	—	(0.18)	(0.86)	(0.08)	(0.28)
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	—	(1.46)	(2.25)	(0.81)	(0.81)
Net asset value at end of year	$17.25	$13.54	$14.50	$19.80	$14.86
Total investment return (b)	27.40%	3.60%	(17.56)%	39.73%	3.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.93%	1.16%	0.89%	0.60%	1.29%
Net expenses (c)	0.37%	0.39%	0.37%	0.38%	0.41%
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of year (in 000’s)	$387,368	$311,491	$302,559	$372,926	$258,743

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.52	$14.48	$19.78	$14.84	$15.08
Net investment income (loss) (a)	0.13	0.14	0.12	0.09	0.17
Net realized and unrealized gain (loss)	3.56	0.33	(3.20)	5.62	0.38
Total from investment operations	3.69	0.47	(3.08)	5.71	0.55
Less distributions:
From net investment income	—	(0.15)	(0.83)	(0.04)	(0.26)
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	—	(1.43)	(2.22)	(0.77)	(0.79)
Net asset value at end of year	$17.21	$13.52	$14.48	$19.78	$14.84
Total investment return (b)	27.29%	3.41%	(17.72)%	39.50%	3.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.80%	1.02%	0.73%	0.48%	1.18%
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.70%	0.72%	0.63%	0.71%	0.72%
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of year (in 000's)	$53,165	$54,091	$58,318	$73,138	$73,492

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI Equity Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class B	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.94	$13.90	$19.07	$14.40	$14.64
Net investment income (loss) (a)	0.03	0.05	0.00‡	(0.03)	0.08
Net realized and unrealized gain (loss)	3.37	0.30	(3.09)	5.43	0.34
Total from investment operations	3.40	0.35	(3.09)	5.40	0.42
Less distributions:
From net investment income	—	(0.03)	(0.69)	—	(0.13)
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	—	(1.31)	(2.08)	(0.73)	(0.66)
Net asset value at end of year	$16.34	$12.94	$13.90	$19.07	$14.40
Total investment return (b)	26.28%	2.65%	(18.36)%	38.44%	2.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%	0.34%	0.02%	(0.19)%	0.55%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.45%	1.48%	1.38%	1.46%	1.47%
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of year (in 000’s)	$1,706	$5,790	$10,468	$18,670	$19,651

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$12.97	$13.93	$19.11	$14.42	$14.66
Net investment income (loss) (a)	0.01	0.04	(0.00)‡	(0.04)	0.07
Net realized and unrealized gain (loss)	3.40	0.31	(3.10)	5.46	0.35
Total from investment operations	3.41	0.35	(3.10)	5.42	0.42
Less distributions:
From net investment income	—	(0.03)	(0.69)	—	(0.13)
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	—	(1.31)	(2.08)	(0.73)	(0.66)
Net asset value at end of year	$16.38	$12.97	$13.93	$19.11	$14.42
Total investment return (b)	26.29%	2.64%	(18.37)%	38.53%	2.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.04%	0.30%	(0.00)%‡‡	(0.25)%	0.49%
Net expenses (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.45%	1.47%	1.38%	1.46%	1.47%
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of year (in 000’s)	$7,653	$7,961	$10,763	$16,001	$15,805

‡	Less than one cent per share.
‡‡	Less than one-tenth of a percent.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$13.88	$14.84	$20.21	$15.15	$15.37
Net investment income (loss) (a)	0.20	0.21	0.19	0.16	0.24
Net realized and unrealized gain (loss)	3.66	0.32	(3.27)	5.74	0.39
Total from investment operations	3.86	0.53	(3.08)	5.90	0.63
Less distributions:
From net investment income	—	(0.21)	(0.90)	(0.11)	(0.32)
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	(0.53)
Total distributions	—	(1.49)	(2.29)	(0.84)	(0.85)
Net asset value at end of year	$17.74	$13.88	$14.84	$20.21	$15.15
Total investment return (b)	27.81%	3.80%	(17.35)%	40.05%	4.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.17%	1.43%	1.16%	0.86%	1.60%
Net expenses (c)	0.12%	0.14%	0.12%	0.13%	0.16%
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of year (in 000’s)	$5,918	$4,968	$5,463	$6,649	$4,727

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,				August 31, 2020^ through October 31,
SIMPLE Class	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.51	$14.46	$19.75	$14.84	$15.70*
Net investment income (loss) (a)	0.10	0.09	0.05	(0.01)	(0.01)
Net realized and unrealized gain (loss)	3.57	0.35	(3.17)	5.68	(0.85)
Total from investment operations	3.67	0.44	(3.12)	5.67	(0.86)
Less distributions:
From net investment income	—	(0.11)	(0.78)	(0.03)	—
From net realized gain on investments	—	(1.28)	(1.39)	(0.73)	—
Total distributions	—	(1.39)	(2.17)	(0.76)	—
Net asset value at end of period	$17.18	$13.51	$14.46	$19.75	$14.84
Total investment return (b)	27.17%	3.19%	(17.91)%	39.15%	(5.48)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%	0.62%	0.30%	(0.07)%	(0.27)%††
Net expenses (c)	0.62%	0.79%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.62%	0.79%	0.88%	0.96%	0.97%††
Portfolio turnover rate	30%	23%	17%	27%	36%
Net assets at end of period (in 000’s)	$5,175	$2,742	$1,383	$463	$24

^	Inception date.
*	Based on the net asset value of Investor Class as of August 31, 2020.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI Equity Allocation Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (formerly known as MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Growth Allocation Fund and MainStay Equity Allocation Fund, respectively) (collectively referred to as the "Allocation Funds" and each individually referred to as an "Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative Allocation Fund	Class A, Investor Class, Class B, Class C, Class I and SIMPLE Class
NYLI Moderate Allocation Fund	Class A, Investor Class, Class B, Class C, Class I and SIMPLE Class
NYLI Growth Allocation Fund	Class A, Investor Class, Class B, Class C, Class I and SIMPLE Class
NYLI Equity Allocation Fund	Class A, Investor Class, Class B, Class C, Class I and SIMPLE Class
Effective at the close of business on February 23, 2024, Class R3 shares of the NYLI Equity Allocation Fund and Class R2 and R3 shares of the NYLI Conservative Allocation Fund, NYLI Growth Allocation Fund and NYLI Moderate Allocation Fund were liquidated.
Class B shares of the New York Life Investments Group of Funds are closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other funds in the New York Life Investments Group of Funds as permitted by the current exchange privileges. Class B shareholders continue to be subject to any applicable contingent deferred sales charge ("CDSC") at the time of redemption. All other features of the Class B shares, including but not limited to the fees and expenses applicable to Class B shares, remain unchanged. Unless redeemed, Class B shareholders will remain in Class B shares of their respective fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a CDSC of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. When Class B shares were offered, they were offered at NAV without an initial sales charge, although a CDSC that declines depending on the number of years a shareholder held its Class B shares may be imposed on certain redemptions of such shares made within six years of the date of purchase of such shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class B shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter ten years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an Allocation Fund may be converted to one or more other share classes of the Allocation Funds as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The investment objective for each of the Allocation Funds is as follows:
The NYLI Conservative Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity Allocation Fund seeks long-term growth of capital.
The Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investment Management LLC ("New York Life Investments" or “Manager”) or its affiliates (the “Underlying Funds”). The NYLI Equity Allocation Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds.

47

Notes to Financial Statements (continued)
Note 2–Significant Accounting Policies
The Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Fund investments. The Valuation Designee may value the Allocation Funds' portfolio securities for which market quotations are not readily available and other Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Fund. Unobservable inputs reflect each Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Fund’s assets and liabilities as of October 31, 2024, is included at the end of each Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

48	NYLI Asset Allocation Funds

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Funds will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each Allocation Fund is treated as a separate entity for federal income tax purposes. The Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Fund within the allowable time limits.
The Manager evaluates each Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Funds' financial statements. The Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund each intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. The NYLI Conservative Allocation Fund intends to declare and dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Funds from the Underlying Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Funds, including those of related parties to the Allocation Funds, are shown in the Statement of Operations.
Additionally, the Allocation Funds may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
49

Notes to Financial Statements (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Funds may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Funds will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Funds receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Funds' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Funds typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Funds' exposure to the credit risk of its original counterparty. The Allocation Funds will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Funds would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Funds bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Funds may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Funds enter into a “long” equity swap, the counterparty may agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Funds' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Funds on the notional amount. Alternatively, when the Allocation Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Funds sold a particular referenced security or securities short, less the dividend expense that the Allocation Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Funds are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Funds' risk of loss consists of the net amount of payments that the Allocation Funds are contractually entitled to receive, if any. The Allocation Funds will segregate cash or

50	NYLI Asset Allocation Funds

liquid assets, enter into offsetting transactions or use other measures permitted by applicable law to “cover” the Allocation Funds' current obligations. The Allocation Funds and New York Life Investments, however, believe these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Allocation Funds' borrowing restrictions.
Equity swaps are derivatives and their value can be very volatile. The Allocation Funds may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager, or the Subadvisor do not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Funds may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Funds.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Funds' financial positions, performance and cash flows.
The Allocation Funds entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Funds' holdings. These derivatives are not accounted for as hedging instruments.
NYLI Conservative Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$2,089,134	$2,089,134
Total Net Realized Gain (Loss)	$2,089,134	$2,089,134

Average Notional Amount	Total
Swap Contracts Long	$92,420,971
Swap Contracts Short	$(57,560,098)
NYLI Moderate Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$4,515,161	$4,515,161
Total Net Realized Gain (Loss)	$4,515,161	$4,515,161

Average Notional Amount	Total
Swap Contracts Long	$191,677,911
Swap Contracts Short	$(120,102,801)
NYLI Growth Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$4,304,362	$4,304,362
Total Net Realized Gain (Loss)	$4,304,362	$4,304,362

Average Notional Amount	Total
Swap Contracts Long	$202,553,320
Swap Contracts Short	$(125,966,040)
NYLI Equity Allocation Fund
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:
Net Realized Gain (Loss) from:	Equity Contracts Risk	Total
Swap Transactions	$(1,029,311)	$(1,029,311)
Total Net Realized Gain (Loss)	$(1,029,311)	$(1,029,311)

Average Notional Amount	Total
Swap Contracts Long	$93,189,679
Swap Contracts Short	$(73,255,274)
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Allocation Funds' Manager, pursuant to an Amended and Restated Management Agreement
51

Notes to Financial Statements (continued)
(“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Funds and certain operational expenses of the Allocation Funds. The Allocation Funds reimburse New York Life Investments in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the Allocation Funds.
The Allocation Funds do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Funds do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Funds in which the Allocation Funds invest.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Investor Class	Class B	Class C	Class I	SIMPLE Class
NYLI Conservative Allocation Fund	0.50%	0.55%	1.30%	1.30%	0.25%	0.80%
NYLI Moderate Allocation Fund	0.50	0.55	1.30	1.30	0.25	0.80
NYLI Growth Allocation Fund	0.50	0.55	1.30	1.30	0.25	0.80
NYLI Equity Allocation Fund	0.50	0.55	1.30	1.30	0.25	0.80

This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended October 31, 2024, New York Life Investments waived its fees and/or reimbursed expenses of the Allocation Funds as follows:
Fund	Total
NYLI Conservative Allocation Fund	$60,782
NYLI Moderate Allocation Fund	140,601
NYLI Growth Allocation Fund	151,540
NYLI Equity Allocation Fund	103,291
JPMorgan provides sub-administration and sub-accounting services to the Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Funds' administrative  operations. For providing these services to the Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Funds. The Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of
New York Life Investments. The Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3

52	NYLI Asset Allocation Funds

shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:
NYLI Conservative Allocation Fund
Class R2*	$29
Class R3*	720

NYLI Moderate Allocation Fund
Class R2*	$47
Class R3*	556

NYLI Growth Allocation Fund
Class R2*	$21
Class R3*	273

NYLI Equity Allocation Fund
Class R3*	$623

*	Class liquidated and is no longer offered for sale as of February 23, 2024.
(C) Sales Charges.  The Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the year ended October 31, 2024, was as follows:
NYLI Conservative Allocation Fund
Class A	$ 18,950
Investor Class	5,577

NYLI Moderate Allocation Fund
Class A	$ 60,090
Investor Class	19,584

NYLI Growth Allocation Fund
Class A	$ 71,556
Investor Class	19,689

NYLI Equity Allocation Fund
Class A	$ 39,190
Investor Class	9,979
The Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class, Class B and Class C shares during the year ended October 31, 2024, as follows:
NYLI Conservative Allocation Fund
Class A	$ 1,915
Investor Class	12
Class B	392
Class C	508

NYLI Moderate Allocation Fund
Class A	$ 7,748
Investor Class	26
Class C	1,662

NYLI Growth Allocation Fund
Class A	$ 5,715
Investor Class	3
Class C	1,330

NYLI Equity Allocation Fund
Class A	$ 3,350
Class B	8
Class C	527
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Allocation Funds’ transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor and Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Allocation Funds and any reimbursements, pursuant to
53

Notes to Financial Statements (continued)
the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative Allocation Fund	Expense	Waived
Class A	$ 187,469	$ —
Investor Class	120,357	—
Class B	7,543	—
Class C	41,011	—
Class I	3,781	—
Class R2*	17	—
Class R3*	421	—
SIMPLE Class	1,163	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.

NYLI Moderate Allocation Fund	Expense	Waived
Class A	$ 360,688	$ —
Investor Class	326,033	—
Class B	21,245	—
Class C	51,906	—
Class I	4,409	—
Class R2*	26	—
Class R3*	311	—
SIMPLE Class	6,677	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.

NYLI Growth Allocation Fund	Expense	Waived
Class A	$ 408,803	$ —
Investor Class	381,558	—
Class B	25,813	—
Class C	56,619	—
Class I	6,485	—
Class R2*	13	—
Class R3*	165	—
SIMPLE Class	4,505	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.

NYLI Equity Allocation Fund	Expense	Waived
Class A	$ 235,018	$ —
Investor Class	226,592	—
Class B	16,133	—
Class C	32,424	—
Class I	3,714	—
Class R3*	415	—
SIMPLE Class	2,723	—

*	Effective at the close of business on February 23, 2024, Class R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative Allocation Fund
SIMPLE Class	$28,745	0.8%

NYLI Moderate Allocation Fund
SIMPLE Class	$31,091	0.3%

NYLI Growth Allocation Fund
SIMPLE Class	$33,690	0.4%

NYLI Equity Allocation Fund
SIMPLE Class	$35,419	0.7%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of each Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$354,547,478	$30,073,294	$(3,778,106)	$26,295,188

NYLI Moderate Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$702,300,585	$103,829,323	$(3,423,988)	$100,405,335

54	NYLI Asset Allocation Funds

NYLI Growth Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$695,631,793	$145,523,613	$(365,553)	$145,158,060

NYLI Equity Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$366,631,385	$93,553,590	$0	$93,553,590
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Fund	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI Conservative Allocation Fund	$5,489,483	$3,048,764	$—	$26,295,188	$34,833,435
NYLI Moderate Allocation Fund	24,423,665	22,583,480	—	100,445,778	147,452,923
NYLI Growth Allocation Fund	19,765,227	39,358,915	—	145,158,060	204,282,202
NYLI Equity Allocation Fund	6,511,838	21,762,769	—	93,553,590	121,828,197
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustment and current year swap income accrual.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Fund	Total Distributable Earnings (Loss)	Additional Paid-In Capital
NYLI Conservative Allocation Fund	$—	$—
NYLI Moderate Allocation Fund	47,677	(47,677)
NYLI Growth Allocation Fund	(2,203,936)	2,203,936
NYLI Equity Allocation Fund	(2,320,587)	2,320,587
The reclassifications for the Fund are primarily due to to utilizing tax equalization, post financial statement taxable overdistribution and Non deductible excise taxes paid.
The NYLI Conservative Allocation Fund and NYLI Equity Allocation Fund utilized $319,475 and $2,192,839, respectively, of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024		2023
Fund	Ordinary Income	Total	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NYLI Conservative Allocation Fund	$10,914,838	$10,914,838	$4,038,761	$6,969,769	$6,469,787	$17,478,317
NYLI Moderate Allocation Fund	2,590,301	2,590,301	10,715,476	28,954,715	—	39,670,191
NYLI Growth Allocation Fund	6,672,043	6,672,043	9,642,885	42,606,280	—	52,249,165
NYLI Equity Allocation Fund	—	—	7,684,587	31,247,607	—	38,932,194

55

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Funds. Custodial fees are charged to each Allocation Fund based on each Allocation Fund's net assets and/or the market value of securities held by each Allocation Fund and the number of certain transactions incurred by each Allocation Fund.
Note 6–Line of Credit
The Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31, 2024, there were no borrowings made or outstanding with respect to the Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative Allocation Fund	$129,023	$162,487
NYLI Moderate Allocation Fund	271,058	304,693
NYLI Growth Allocation Fund	234,464	275,655
NYLI Equity Allocation Fund	130,555	156,032
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
NYLI Conservative Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,745,300	$20,517,464
Shares issued to shareholders in reinvestment of distributions	793,935	9,428,579
Shares redeemed	(5,537,051)	(64,796,681)
Net increase (decrease) in shares outstanding before conversion	(2,997,816)	(34,850,638)
Shares converted into Class A (See Note 1)	830,262	9,821,864
Shares converted from Class A (See Note 1)	(1,255)	(14,756)
Net increase (decrease)	(2,168,809)	$(25,043,530)
Year ended October 31, 2023:
Shares sold	1,825,511	$20,067,573
Shares issued to shareholders in reinvestment of distributions	1,355,130	14,650,400
Shares redeemed	(5,502,780)	(60,483,372)
Net increase (decrease) in shares outstanding before conversion	(2,322,139)	(25,765,399)
Shares converted into Class A (See Note 1)	675,316	7,437,427
Shares converted from Class A (See Note 1)	(1,028)	(11,375)
Net increase (decrease)	(1,647,851)	$(18,339,347)

56	NYLI Asset Allocation Funds

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	214,923	$2,517,031
Shares issued to shareholders in reinvestment of distributions	70,459	835,523
Shares redeemed	(372,756)	(4,367,276)
Net increase (decrease) in shares outstanding before conversion	(87,374)	(1,014,722)
Shares converted into Investor Class (See Note 1)	133,642	1,563,640
Shares converted from Investor Class (See Note 1)	(535,419)	(6,363,359)
Net increase (decrease)	(489,151)	$(5,814,441)
Year ended October 31, 2023:
Shares sold	303,166	$3,331,191
Shares issued to shareholders in reinvestment of distributions	130,090	1,405,692
Shares redeemed	(383,584)	(4,216,738)
Net increase (decrease) in shares outstanding before conversion	49,672	520,145
Shares converted into Investor Class (See Note 1)	150,061	1,663,424
Shares converted from Investor Class (See Note 1)	(376,864)	(4,137,768)
Net increase (decrease)	(177,131)	$(1,954,199)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,873	$34,070
Shares issued to shareholders in reinvestment of distributions	2,900	33,480
Shares redeemed	(35,777)	(410,935)
Net increase (decrease) in shares outstanding before conversion	(30,004)	(343,385)
Shares converted from Class B (See Note 1)	(212,839)	(2,445,235)
Net increase (decrease)	(242,843)	$(2,788,620)
Year ended October 31, 2023:
Shares sold	6,867	$74,042
Shares issued to shareholders in reinvestment of distributions	15,529	164,406
Shares redeemed	(78,848)	(851,118)
Net increase (decrease) in shares outstanding before conversion	(56,452)	(612,670)
Shares converted from Class B (See Note 1)	(186,807)	(2,026,564)
Net increase (decrease)	(243,259)	$(2,639,234)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	41,898	$481,355
Shares issued to shareholders in reinvestment of distributions	17,445	202,855
Shares redeemed	(275,668)	(3,174,767)
Net increase (decrease) in shares outstanding before conversion	(216,325)	(2,490,557)
Shares converted from Class C (See Note 1)	(224,507)	(2,576,030)
Net increase (decrease)	(440,832)	$(5,066,587)
Year ended October 31, 2023:
Shares sold	75,687	$818,520
Shares issued to shareholders in reinvestment of distributions	53,130	562,670
Shares redeemed	(386,212)	(4,156,690)
Net increase (decrease) in shares outstanding before conversion	(257,395)	(2,775,500)
Shares converted from Class C (See Note 1)	(269,755)	(2,925,144)
Net increase (decrease)	(527,150)	$(5,700,644)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	131,001	$1,589,057
Shares issued to shareholders in reinvestment of distributions	16,982	203,468
Shares redeemed	(386,394)	(4,619,809)
Net increase (decrease) in shares outstanding before conversion	(238,411)	(2,827,284)
Shares converted into Class I (See Note 1)	1,239	14,756
Net increase (decrease)	(237,172)	$(2,812,528)
Year ended October 31, 2023:
Shares sold	230,488	$2,544,900
Shares issued to shareholders in reinvestment of distributions	32,042	350,884
Shares redeemed	(159,046)	(1,769,430)
Net increase (decrease)	103,484	$1,126,354

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	138	$1,511
Shares issued to shareholders in reinvestment of distributions	100	1,156
Shares redeemed	(15,127)	(174,359)
Net increase (decrease)	(14,889)	$(171,692)
Year ended October 31, 2023:
Shares sold	1,194	$13,165
Shares issued to shareholders in reinvestment of distributions	599	6,474
Shares redeemed	(92)	(997)
Net increase (decrease)	1,701	$18,642

57

Notes to Financial Statements (continued)
Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	300	$3,335
Shares issued to shareholders in reinvestment of distributions	1,487	17,084
Shares redeemed	(248,093)	(2,881,689)
Net increase (decrease)	(246,306)	$(2,861,270)
Year ended October 31, 2023:
Shares sold	46,586	$506,417
Shares issued to shareholders in reinvestment of distributions	8,920	95,982
Shares redeemed	(14,617)	(160,100)
Net increase (decrease)	40,889	$442,299

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	107,021	$1,251,130
Shares issued to shareholders in reinvestment of distributions	6,608	78,460
Shares redeemed	(27,014)	(315,626)
Net increase (decrease) in shares outstanding before conversion	86,615	1,013,964
Shares converted from SIMPLE Class (See Note 1)	(77)	(880)
Net increase (decrease)	86,538	$1,013,084
Year ended October 31, 2023:
Shares sold	106,697	$1,168,087
Shares issued to shareholders in reinvestment of distributions	6,326	68,251
Shares redeemed	(32,717)	(359,823)
Net increase (decrease)	80,306	$876,515

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Moderate Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,122,706	$42,478,899
Shares issued to shareholders in reinvestment of distributions	179,621	2,376,393
Shares redeemed	(7,382,644)	(100,422,486)
Net increase (decrease) in shares outstanding before conversion	(4,080,317)	(55,567,194)
Shares converted into Class A (See Note 1)	1,888,695	25,951,051
Shares converted from Class A (See Note 1)	(692)	(9,788)
Net increase (decrease)	(2,192,314)	$(29,625,931)
Year ended October 31, 2023:
Shares sold	3,202,261	$39,321,541
Shares issued to shareholders in reinvestment of distributions	2,799,172	32,890,277
Shares redeemed	(6,828,277)	(83,781,863)
Net increase (decrease) in shares outstanding before conversion	(826,844)	(11,570,045)
Shares converted into Class A (See Note 1)	1,476,474	18,127,191
Net increase (decrease)	649,630	$6,557,146

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	599,105	$8,162,137
Shares issued to shareholders in reinvestment of distributions	10,827	143,672
Shares redeemed	(757,087)	(10,320,200)
Net increase (decrease) in shares outstanding before conversion	(147,155)	(2,014,391)
Shares converted into Investor Class (See Note 1)	215,035	2,923,242
Shares converted from Investor Class (See Note 1)	(1,434,301)	(19,799,192)
Net increase (decrease)	(1,366,421)	$(18,890,341)
Year ended October 31, 2023:
Shares sold	827,461	$10,171,397
Shares issued to shareholders in reinvestment of distributions	368,313	4,338,731
Shares redeemed	(776,785)	(9,543,046)
Net increase (decrease) in shares outstanding before conversion	418,989	4,967,082
Shares converted into Investor Class (See Note 1)	274,894	3,416,373
Shares converted from Investor Class (See Note 1)	(968,458)	(11,897,082)
Net increase (decrease)	(274,575)	$(3,513,627)

58	NYLI Asset Allocation Funds

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	3,333	$43,579
Shares redeemed	(58,421)	(778,212)
Net increase (decrease) in shares outstanding before conversion	(55,088)	(734,633)
Shares converted from Class B (See Note 1)	(466,991)	(6,257,338)
Net increase (decrease)	(522,079)	$(6,991,971)
Year ended October 31, 2023:
Shares sold	3,497	$42,158
Shares issued to shareholders in reinvestment of distributions	51,681	603,118
Shares redeemed	(133,386)	(1,615,872)
Net increase (decrease) in shares outstanding before conversion	(78,208)	(970,596)
Shares converted from Class B (See Note 1)	(492,641)	(6,001,797)
Net increase (decrease)	(570,849)	$(6,972,393)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	75,955	$1,017,721
Shares redeemed	(275,634)	(3,661,790)
Net increase (decrease) in shares outstanding before conversion	(199,679)	(2,644,069)
Shares converted from Class C (See Note 1)	(203,227)	(2,711,121)
Net increase (decrease)	(402,906)	$(5,355,190)
Year ended October 31, 2023:
Shares sold	125,907	$1,523,284
Shares issued to shareholders in reinvestment of distributions	71,032	828,236
Shares redeemed	(324,580)	(3,922,879)
Net increase (decrease) in shares outstanding before conversion	(127,641)	(1,571,359)
Shares converted from Class C (See Note 1)	(298,033)	(3,640,901)
Net increase (decrease)	(425,674)	$(5,212,260)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	80,203	$1,124,342
Shares issued to shareholders in reinvestment of distributions	3,632	48,416
Shares redeemed	(107,014)	(1,431,345)
Net increase (decrease) in shares outstanding before conversion	(23,179)	(258,587)
Shares converted into Class I (See Note 1)	685	9,788
Net increase (decrease)	(22,494)	$(248,799)
Year ended October 31, 2023:
Shares sold	89,272	$1,090,784
Shares issued to shareholders in reinvestment of distributions	39,985	473,021
Shares redeemed	(187,074)	(2,289,886)
Net increase (decrease)	(57,817)	$(726,081)

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	38	$492
Shares issued to shareholders in reinvestment of distributions	35	469
Shares redeemed	(13,582)	(182,114)
Net increase (decrease)	(13,509)	$(181,153)
Year ended October 31, 2023:
Shares sold	279	$3,452
Shares issued to shareholders in reinvestment of distributions	712	8,356
Shares redeemed	(256)	(3,139)
Net increase (decrease)	735	$8,669

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	4,792	$61,215
Shares issued to shareholders in reinvestment of distributions	21	271
Shares redeemed	(147,694)	(1,979,435)
Net increase (decrease) in shares outstanding before conversion	(142,881)	(1,917,949)
Shares converted from Class R3 (See Note 1)	(5,519)	(73,520)
Net increase (decrease)	(148,400)	$(1,991,469)
Year ended October 31, 2023:
Shares sold	61,228	$754,197
Shares issued to shareholders in reinvestment of distributions	6,808	79,853
Shares redeemed	(52,021)	(645,674)
Net increase (decrease)	16,015	$188,376

59

Notes to Financial Statements (continued)
SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	324,884	$4,441,773
Shares issued to shareholders in reinvestment of distributions	146	1,931
Shares redeemed	(118,738)	(1,606,868)
Net increase (decrease) in shares outstanding before conversion	206,292	2,836,836
Shares converted from SIMPLE Class (See Note 1)	(2,405)	(33,122)
Net increase (decrease)	203,887	$2,803,714
Year ended October 31, 2023:
Shares sold	331,562	$4,064,307
Shares issued to shareholders in reinvestment of distributions	15,225	179,502
Shares redeemed	(26,988)	(332,260)
Net increase (decrease) in shares outstanding before conversion	319,799	3,911,549
Shares converted from SIMPLE Class (See Note 1)	(311)	(3,784)
Net increase (decrease)	319,488	$3,907,765

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
NYLI Growth Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,675,222	$41,034,466
Shares issued to shareholders in reinvestment of distributions	390,865	5,796,492
Shares redeemed	(6,787,854)	(104,518,943)
Net increase (decrease) in shares outstanding before conversion	(3,721,767)	(57,687,985)
Shares converted into Class A (See Note 1)	1,970,476	30,452,753
Shares converted from Class A (See Note 1)	(10,259)	(165,750)
Net increase (decrease)	(1,761,550)	$(27,400,982)
Year ended October 31, 2023:
Shares sold	3,011,551	$41,173,419
Shares issued to shareholders in reinvestment of distributions	3,252,977	42,321,240
Shares redeemed	(5,905,220)	(80,731,428)
Net increase (decrease) in shares outstanding before conversion	359,308	2,763,231
Shares converted into Class A (See Note 1)	1,417,769	19,378,397
Shares converted from Class A (See Note 1)	(9,590)	(134,191)
Net increase (decrease)	1,767,487	$22,007,437

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	516,534	$7,912,478
Shares issued to shareholders in reinvestment of distributions	44,206	657,335
Shares redeemed	(648,196)	(9,959,015)
Net increase (decrease) in shares outstanding before conversion	(87,456)	(1,389,202)
Shares converted into Investor Class (See Note 1)	226,836	3,471,831
Shares converted from Investor Class (See Note 1)	(1,526,914)	(23,677,226)
Net increase (decrease)	(1,387,534)	$(21,594,597)
Year ended October 31, 2023:
Shares sold	734,117	$10,055,235
Shares issued to shareholders in reinvestment of distributions	514,529	6,714,607
Shares redeemed	(751,519)	(10,314,971)
Net increase (decrease) in shares outstanding before conversion	497,127	6,454,871
Shares converted into Investor Class (See Note 1)	254,922	3,542,500
Shares converted from Investor Class (See Note 1)	(997,180)	(13,604,376)
Net increase (decrease)	(245,131)	$(3,607,005)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,372	$20,239
Shares issued to shareholders in reinvestment of distributions	893	13,058
Shares redeemed	(82,332)	(1,235,099)
Net increase (decrease) in shares outstanding before conversion	(80,067)	(1,201,802)
Shares converted from Class B (See Note 1)	(502,448)	(7,571,749)
Net increase (decrease)	(582,515)	$(8,773,551)
Year ended October 31, 2023:
Shares sold	2,367	$31,717
Shares issued to shareholders in reinvestment of distributions	72,241	929,021
Shares redeemed	(113,744)	(1,529,107)
Net increase (decrease) in shares outstanding before conversion	(39,136)	(568,369)
Shares converted from Class B (See Note 1)	(463,828)	(6,298,856)
Net increase (decrease)	(502,964)	$(6,867,225)

60	NYLI Asset Allocation Funds

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	73,874	$1,112,388
Shares issued to shareholders in reinvestment of distributions	1,560	22,826
Shares redeemed	(226,119)	(3,405,812)
Net increase (decrease) in shares outstanding before conversion	(150,685)	(2,270,598)
Shares converted from Class C (See Note 1)	(167,726)	(2,515,199)
Net increase (decrease)	(318,411)	$(4,785,797)
Year ended October 31, 2023:
Shares sold	94,402	$1,271,273
Shares issued to shareholders in reinvestment of distributions	92,277	1,187,605
Shares redeemed	(336,393)	(4,514,659)
Net increase (decrease) in shares outstanding before conversion	(149,714)	(2,055,781)
Shares converted from Class C (See Note 1)	(221,194)	(3,009,905)
Net increase (decrease)	(370,908)	$(5,065,686)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	241,740	$3,787,278
Shares issued to shareholders in reinvestment of distributions	7,122	107,190
Shares redeemed	(237,082)	(3,737,090)
Net increase (decrease) in shares outstanding before conversion	11,780	157,378
Shares converted into Class I (See Note 1)	9,898	162,750
Net increase (decrease)	21,678	$320,128
Year ended October 31, 2023:
Shares sold	250,066	$3,535,573
Shares issued to shareholders in reinvestment of distributions	46,977	620,096
Shares redeemed	(198,492)	(2,738,948)
Net increase (decrease) in shares outstanding before conversion	98,551	1,416,721
Shares converted into Class I (See Note 1)	8,866	126,431
Net increase (decrease)	107,417	$1,543,152

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares issued to shareholders in reinvestment of distributions	36	$521
Shares redeemed	(4,670)	(71,174)
Net increase (decrease)	(4,634)	$(70,653)
Year ended October 31, 2023:
Shares issued to shareholders in reinvestment of distributions	415	$5,399
Shares redeemed	(1,451)	(19,532)
Net increase (decrease)	(1,036)	$(14,133)

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	1,809	$26,072
Shares issued to shareholders in reinvestment of distributions	348	5,141
Shares redeemed	(63,720)	(955,725)
Net increase (decrease) in shares outstanding before conversion	(61,563)	(924,512)
Shares converted from Class R3 (See Note 1)	(8,354)	(125,756)
Net increase (decrease)	(69,917)	$(1,050,268)
Year ended October 31, 2023:
Shares sold	13,691	$185,219
Shares issued to shareholders in reinvestment of distributions	5,226	67,736
Shares redeemed	(22,726)	(303,999)
Net increase (decrease)	(3,809)	$(51,044)

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	214,162	$3,301,899
Shares issued to shareholders in reinvestment of distributions	2,165	32,240
Shares redeemed	(68,775)	(1,068,088)
Net increase (decrease) in shares outstanding before conversion	147,552	2,266,051
Shares converted from SIMPLE Class (See Note 1)	(2,039)	(31,654)
Net increase (decrease)	145,513	$2,234,397
Year ended October 31, 2023:
Shares sold	188,294	$2,578,541
Shares issued to shareholders in reinvestment of distributions	17,071	223,125
Shares redeemed	(63,741)	(867,586)
Net increase (decrease)	141,624	$1,934,080

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
61

Notes to Financial Statements (continued)
NYLI Equity Allocation Fund
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,611,326	$26,118,436
Shares redeemed	(3,345,244)	(54,702,086)
Net increase (decrease) in shares outstanding before conversion	(1,733,918)	(28,583,650)
Shares converted into Class A (See Note 1)	1,176,406	19,173,720
Shares converted from Class A (See Note 1)	(1,188)	(20,326)
Net increase (decrease)	(558,700)	$(9,430,256)
Year ended October 31, 2023:
Shares sold	1,778,515	$25,173,338
Shares issued to shareholders in reinvestment of distributions	2,272,820	30,273,962
Shares redeemed	(2,748,476)	(38,870,329)
Net increase (decrease) in shares outstanding before conversion	1,302,859	16,576,971
Shares converted into Class A (See Note 1)	837,211	11,822,136
Shares converted from Class A (See Note 1)	(87)	(1,202)
Net increase (decrease)	2,139,983	$28,397,905

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	255,854	$4,103,907
Shares redeemed	(361,079)	(5,848,271)
Net increase (decrease) in shares outstanding before conversion	(105,225)	(1,744,364)
Shares converted into Investor Class (See Note 1)	115,722	1,851,712
Shares converted from Investor Class (See Note 1)	(919,956)	(14,997,074)
Net increase (decrease)	(909,459)	$(14,889,726)
Year ended October 31, 2023:
Shares sold	474,160	$6,710,903
Shares issued to shareholders in reinvestment of distributions	428,984	5,714,066
Shares redeemed	(476,362)	(6,732,595)
Net increase (decrease) in shares outstanding before conversion	426,782	5,692,374
Shares converted into Investor Class (See Note 1)	129,559	1,864,152
Shares converted from Investor Class (See Note 1)	(583,935)	(8,226,270)
Net increase (decrease)	(27,594)	$(669,744)

Class B	Shares	Amount
Year ended October 31, 2024:
Shares sold	1,508	$21,239
Shares redeemed	(41,918)	(641,675)
Net increase (decrease) in shares outstanding before conversion	(40,410)	(620,436)
Shares converted from Class B (See Note 1)	(302,531)	(4,657,041)
Net increase (decrease)	(342,941)	$(5,277,477)
Year ended October 31, 2023:
Shares sold	389	$5,230
Shares issued to shareholders in reinvestment of distributions	69,384	890,193
Shares redeemed	(92,560)	(1,262,149)
Net increase (decrease) in shares outstanding before conversion	(22,787)	(366,726)
Shares converted from Class B (See Note 1)	(282,868)	(3,873,248)
Net increase (decrease)	(305,655)	$(4,239,974)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	30,343	$465,700
Shares redeemed	(98,091)	(1,511,436)
Net increase (decrease) in shares outstanding before conversion	(67,748)	(1,045,736)
Shares converted from Class C (See Note 1)	(78,719)	(1,206,293)
Net increase (decrease)	(146,467)	$(2,252,029)
Year ended October 31, 2023:
Shares sold	50,468	$683,433
Shares issued to shareholders in reinvestment of distributions	75,273	968,019
Shares redeemed	(168,666)	(2,278,811)
Net increase (decrease) in shares outstanding before conversion	(42,925)	(627,359)
Shares converted from Class C (See Note 1)	(116,014)	(1,585,568)
Net increase (decrease)	(158,939)	$(2,212,927)

Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	60,199	$1,045,493
Shares redeemed	(84,419)	(1,463,106)
Net increase (decrease)	(24,220)	$(417,613)
Year ended October 31, 2023:
Shares sold	26,561	$377,541
Shares issued to shareholders in reinvestment of distributions	38,925	530,552
Shares redeemed	(75,901)	(1,100,828)
Net increase (decrease)	(10,415)	$(192,735)

62	NYLI Asset Allocation Funds

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	2,882	$41,697
Shares redeemed	(130,069)	(2,073,042)
Net increase (decrease) in shares outstanding before conversion	(127,187)	(2,031,345)
Shares converted from Class R3 (See Note 1)	(9,250)	(140,500)
Net increase (decrease)	(136,437)	$(2,171,845)
Year ended October 31, 2023:
Shares sold	20,292	$284,024
Shares issued to shareholders in reinvestment of distributions	12,754	168,606
Shares redeemed	(32,098)	(442,365)
Net increase (decrease)	948	$10,265

SIMPLE Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	137,495	$2,220,620
Shares redeemed	(38,891)	(622,785)
Net increase (decrease) in shares outstanding before conversion	98,604	1,597,835
Shares converted from SIMPLE Class (See Note 1)	(282)	(4,198)
Net increase (decrease)	98,322	$1,593,637
Year ended October 31, 2023:
Shares sold	119,470	$1,690,668
Shares issued to shareholders in reinvestment of distributions	11,472	153,037
Shares redeemed	(23,660)	(333,838)
Net increase (decrease)	107,282	$1,509,867

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Funds as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified, other than the following:
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Allocation Funds' Class B shares into Class A or Investor Class shares, based on shareholder eligibility.  The accelerated conversion of Class B shares of the Allocation Funds will occur on or about February 28, 2025.
63

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NYLI Conservative Allocation Fund (formerly MainStay Conservative Allocation Fund), NYLI Moderate Allocation Fund (formerly MainStay Moderate Allocation Fund), NYLI Growth Allocation Fund (formerly MainStay Growth Allocation Fund), and NYLI Equity Allocation Fund (formerly MainStay Equity Allocation Fund) (the Funds), four of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolios of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
64	NYLI Asset Allocation Funds

Federal Income Tax Information
(Unaudited)
The Allocation Funds are required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Allocation Funds during such fiscal years.
For the fiscal year ended October 31, 2024, the Allocation Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
QDI$
NYLI Conservative Allocation Fund	$461,730
NYLI Moderate Allocation Fund	216,039
NYLI Growth Allocation Fund	796,701
NYLI Equity Allocation Fund	0
The dividends paid by the following Allocation Funds during the fiscal year ended October 31, 2024 which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend received deduction.
DRD%
NYLI Conservative Allocation Fund	2.67%
NYLI Moderate Allocation Fund	3.93%
NYLI Growth Allocation Fund	5.83%
NYLI Equity Allocation Fund	0.00%
The list of qualified Fund of Funds passing through foreign tax credits for the tax year ended October 31, 2024 is listed below.
FTC$
NYLI Conservative Allocation Fund	$52,610
NYLI Moderate Allocation Fund	168,818
NYLI Growth Allocation Fund	243,767
NYLI Equity Allocation Fund	169,526
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Allocation Funds' fiscal year ended October 31, 2024.
65

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
66

NYLI MacKay Short Duration High Income Fund
(formerly known as MainStay MacKay Short Duration High Income Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Long-Term Bonds 94.1%
Convertible Bonds 0.8%
Energy-Alternate Sources 0.3%
NextEra Energy Partners LP (a)
(zero coupon), due 11/15/25	$ 3,000,000	$ 2,807,250
2.50%, due 6/15/26	6,000,000	5,641,752
		8,449,002
Media 0.4%
Cable One, Inc.
(zero coupon), due 3/15/26	6,750,000	6,176,250
1.125%, due 3/15/28	6,065,000	4,797,265
		10,973,515
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	269,000	2,660,027
Total Convertible Bonds (Cost $19,734,286)		22,082,544
Corporate Bonds 77.9%
Advertising 0.6%
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,228,111
4.00%, due 2/15/30	2,250,000	2,080,078
4.875%, due 1/15/29	9,000,000	8,750,719
		16,058,908
Aerospace & Defense 2.7%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,700,000	1,737,771
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,400,000	3,399,796
TransDigm, Inc.
4.625%, due 1/15/29	4,500,000	4,273,320
5.50%, due 11/15/27	13,000,000	12,886,276
6.375%, due 3/1/29 (a)	24,000,000	24,360,949
6.75%, due 8/15/28 (a)	25,485,000	26,031,932
		72,690,044
Airlines 0.3%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	750,000	747,746
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	667,000	663,784
	Principal Amount	Value

Airlines (continued)
Delta Air Lines, Inc. (continued)
7.00%, due 5/1/25 (a)	$ 4,375,000	$ 4,410,636
7.375%, due 1/15/26	1,500,000	1,536,652
		7,358,818
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,955,306
3.375%, due 11/13/25	1,000,000	980,863
4.389%, due 1/8/26	3,000,000	2,963,176
5.125%, due 6/16/25	2,000,000	1,994,900
6.80%, due 5/12/28	2,010,000	2,081,997
6.95%, due 3/6/26	5,000,000	5,098,337
6.95%, due 6/10/26	1,500,000	1,532,818
7.35%, due 11/4/27	2,000,000	2,100,720
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	1,930,000	1,960,822
		23,668,939
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd. (a)
4.875%, due 8/15/26	4,000,000	3,942,054
7.00%, due 4/15/28	650,000	660,800
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	750,000	725,048
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,160,000	8,160,340
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,124,841
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,000,000	5,556,013
ZF North America Capital, Inc.
6.875%, due 4/14/28 (a)	8,350,000	8,422,169
		33,591,265
Building Materials 0.9%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,349,761
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	3,350,000	3,230,994
Summit Materials LLC (a)
5.25%, due 1/15/29	5,045,000	5,001,578
6.50%, due 3/15/27	5,705,000	5,704,087
		25,286,420

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals 2.0%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (1.25% Cash and 5.85% PIK), due 9/30/29	$ 2,489,110	$ 1,468,575
21.60% (10.425% Cash and 11.175% PIK), due 9/30/29	971,000	968,573
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	9,140,000	8,684,621
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	1,250,000	1,271,944
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,011,648
8.50%, due 11/15/28	5,935,000	6,292,631
9.00%, due 2/15/30	3,435,000	3,658,519
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	2,356,000	2,392,278
9.75%, due 11/15/28	6,800,000	7,214,181
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,000,000	1,915,073
SCIL IV LLC
5.375%, due 11/1/26 (a)	6,500,000	6,420,511
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	7,000,000	6,633,304
		52,931,858
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	3,815,000	4,027,587
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	3,300,000	3,376,032
		7,403,619
Commercial Services 3.9%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,950,000	3,508,120
AMN Healthcare, Inc.
4.625%, due 10/1/27 (a)	2,500,000	2,408,763
Belron UK Finance plc
5.75%, due 10/15/29 (a)	8,900,000	8,917,889
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	5,585,000	5,679,397
GEO Group, Inc. (The)
8.625%, due 4/15/29	2,560,000	2,677,776
Graham Holdings Co.
5.75%, due 6/1/26 (a)	16,114,000	16,103,653
Herc Holdings, Inc. (a)
5.50%, due 7/15/27	4,000,000	3,973,638
	Principal Amount	Value

Commercial Services (continued)
Herc Holdings, Inc. (a) (continued)
6.625%, due 6/15/29	$ 2,910,000	$ 2,977,410
Korn Ferry
4.625%, due 12/15/27 (a)	6,130,000	5,976,887
Matthews International Corp.
8.625%, due 10/1/27 (a)	3,205,000	3,305,890
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	3,500,000	3,465,000
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,750,000	7,212,320
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,307,821
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	5,000,000	4,546,545
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	842,310
4.875%, due 1/15/28	3,450,000	3,377,637
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,232,121
6.125%, due 6/15/25	8,884,000	8,870,408
6.625%, due 6/15/29	6,000,000	6,091,044
		104,474,629
Computers 0.2%
Gartner, Inc.
4.50%, due 7/1/28 (a)	5,500,000	5,366,551
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	12,700,000	12,512,808
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	16,500,000	16,156,431
		28,669,239
Distribution & Wholesale 0.5%
Gates Corp.
6.875%, due 7/1/29 (a)	1,500,000	1,541,145
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (a)	8,000,000	7,386,835
Ritchie Bros Holdings, Inc.
6.75%, due 3/15/28 (a)	3,350,000	3,435,158
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	1,500,000	1,545,429
		13,908,567
Diversified Financial Services 1.3%
AG Issuer LLC
6.25%, due 3/1/28 (a)	4,225,000	4,136,817

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	$ 9,500,000	$ 9,814,630
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,093,047
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,096,803
Jane Street Group
4.50%, due 11/15/29 (a)	5,212,000	4,931,405
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	3,690,000	3,403,797
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,323,811
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	2,500,000	2,331,941
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	992,563
		34,124,814
Electric 1.6%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,000,000	9,699,986
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,618,369
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,374,115
4.50%, due 9/15/27	4,200,000	4,032,019
PG&E Corp.
5.00%, due 7/1/28	6,500,000	6,339,763
TransAlta Corp.
7.75%, due 11/15/29	1,250,000	1,319,991
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	5,000,000	5,135,795
Vistra Operations Co. LLC
5.625%, due 2/15/27 (a)	9,750,000	9,724,843
		43,244,881
Electrical Components & Equipment 0.6%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,142,619
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,000,000	7,142,709
7.25%, due 6/15/28	2,125,000	2,175,003
		15,460,331
	Principal Amount	Value

Electronics 0.1%
Sensata Technologies BV
4.00%, due 4/15/29 (a)	$ 3,500,000	$ 3,272,851
Engineering & Construction 0.2%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	3,000,000	2,831,008
Weekley Homes LLC
4.875%, due 9/15/28 (a)	1,750,000	1,672,157
		4,503,165
Entertainment 3.7%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	1,105,523
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,250,000	4,052,885
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,667,070
5.50%, due 4/1/27	24,210,000	24,065,737
International Game Technology plc (a)
4.125%, due 4/15/26	9,950,000	9,806,953
6.25%, due 1/15/27	1,630,000	1,646,161
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	500,000	492,128
6.75%, due 2/15/29	1,485,000	1,456,860
Light & Wonder International, Inc. (a)
7.00%, due 5/15/28	6,500,000	6,527,593
7.25%, due 11/15/29	3,000,000	3,067,311
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,078,979
4.75%, due 10/15/27	7,900,000	7,688,030
5.625%, due 3/15/26	2,000,000	1,991,670
6.50%, due 5/15/27	15,150,000	15,359,434
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (a)	7,250,000	7,148,360
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,182,800
		99,337,494
Food 1.6%
B&G Foods, Inc.
8.00%, due 9/15/28 (a)	4,925,000	5,116,578
Chobani LLC (a)
4.625%, due 11/15/28	1,500,000	1,440,267
7.625%, due 7/1/29	1,500,000	1,563,779
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	3,065,000	3,014,194
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	14,000,000	13,103,626
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	$ 2,000,000	$ 1,950,652
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	11,825,000	10,953,838
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	5,000,000	4,825,003
		41,967,937
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,837,498
Forest Products & Paper 1.2%
Mercer International, Inc.
5.125%, due 2/1/29	5,000,000	4,315,252
5.50%, due 1/15/26	15,475,000	15,475,000
12.875%, due 10/1/28 (a)	9,705,000	10,275,926
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,027,209
		31,093,387
Gas 0.2%
AmeriGas Partners LP
5.75%, due 5/20/27	4,000,000	3,857,864
5.875%, due 8/20/26	1,000,000	979,850
		4,837,714
Hand & Machine Tools 0.5%
Regal Rexnord Corp.
6.05%, due 2/15/26	2,875,000	2,905,114
6.05%, due 4/15/28	3,720,000	3,809,027
Werner FinCo. LP
11.50%, due 6/15/28 (a)	5,150,000	5,725,111
		12,439,252
Healthcare-Products 1.2%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	7,050,422
Hologic, Inc. (a)
3.25%, due 2/15/29	500,000	459,188
4.625%, due 2/1/28	6,800,000	6,671,379
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,250,000	6,950,520
4.625%, due 11/15/27	2,000,000	1,965,980
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,150,000	9,299,547
		32,397,036
	Principal Amount	Value

Healthcare-Services 1.9%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	$ 1,000,000	$ 939,066
5.50%, due 7/1/28	7,000,000	6,791,045
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (a)	5,216,000	5,183,254
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,808,811
5.75%, due 9/15/25	2,537,000	2,533,561
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,100,603
5.875%, due 2/15/26	2,000,000	2,013,844
7.58%, due 9/15/25	5,623,000	5,738,106
IQVIA, Inc.
5.00%, due 10/15/26 (a)	5,515,000	5,455,932
5.70%, due 5/15/28	3,000,000	3,061,500
		51,625,722
Holding Companies-Diversified 0.5%
Benteler International AG
10.50%, due 5/15/28 (a)	11,900,000	12,302,140
Home Builders 1.1%
Century Communities, Inc.
6.75%, due 6/1/27	5,000,000	5,026,710
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	7,290,000	7,236,844
M/I Homes, Inc.
4.95%, due 2/1/28	1,900,000	1,840,860
Meritage Homes Corp.
5.125%, due 6/6/27	1,500,000	1,499,904
Shea Homes LP
4.75%, due 2/15/28	2,310,000	2,203,692
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,338,740
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	8,590,000	8,538,837
		30,685,587
Household Products & Wares 0.3%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,416,461
Housewares 0.4%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	4,415,000	4,472,042
Newell Brands, Inc.
4.875%, due 6/1/25	1,750,000	1,746,816
6.375%, due 5/15/30 (f)	2,095,000	2,104,574

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Housewares (continued)
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	$ 1,225,000	$ 1,157,111
5.25%, due 12/15/26	2,000,000	1,998,426
		11,478,969
Insurance 0.3%
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,463,645
NMI Holdings, Inc.
6.00%, due 8/15/29	5,000,000	5,049,413
		8,513,058
Internet 1.5%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	8,450,000	8,423,894
Gen Digital, Inc. (a)
5.00%, due 4/15/25	7,175,000	7,155,305
6.75%, due 9/30/27	6,500,000	6,611,638
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	1,000,000	922,891
5.25%, due 12/1/27	9,500,000	9,389,045
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	1,500,000	1,464,542
Netflix, Inc.
5.875%, due 2/15/25	665,000	666,882
Uber Technologies, Inc. (a)
6.25%, due 1/15/28	1,800,000	1,817,642
7.50%, due 9/15/27	2,446,000	2,491,505
		38,943,344
Investment Companies 0.1%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	1,700,000	1,634,468
Iron & Steel 2.0%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,473,590
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,863,586
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	3,010,000	3,086,439
8.125%, due 5/1/27	11,400,000	11,481,225
9.25%, due 10/1/28	12,840,000	13,517,653
		52,422,493
	Principal Amount	Value

Leisure Time 1.7%
Acushnet Co.
7.375%, due 10/15/28 (a)	$ 1,500,000	$ 1,564,173
Carnival Corp. (a)
4.00%, due 8/1/28	7,000,000	6,672,702
5.75%, due 3/1/27	10,560,000	10,591,627
7.625%, due 3/1/26	9,660,000	9,727,552
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28 (a)	15,785,000	16,945,403
		45,501,457
Lodging 1.6%
Boyd Gaming Corp.
4.75%, due 12/1/27	18,270,000	17,926,331
Hilton Domestic Operating Co., Inc. (a)
5.375%, due 5/1/25	5,590,000	5,586,886
5.75%, due 5/1/28	2,000,000	2,004,596
5.875%, due 4/1/29	9,000,000	9,133,158
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,012,170
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	932,000	934,481
Station Casinos LLC
4.50%, due 2/15/28 (a)	5,500,000	5,249,309
		43,846,931
Machinery—Construction & Mining 0.7%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,325,561
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,274,841
		18,600,402
Machinery-Diversified 0.9%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	3,425,000	—
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,682,747
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	22,333,000	21,967,342
		24,650,089
Media 4.7%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	1,500,000	1,420,652
CCO Holdings LLC (a)
5.00%, due 2/1/28	19,795,000	19,158,768
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
CCO Holdings LLC (a) (continued)
5.125%, due 5/1/27	$ 1,500,000	$ 1,468,744
5.375%, due 6/1/29	6,500,000	6,204,578
5.50%, due 5/1/26	13,485,000	13,441,334
6.375%, due 9/1/29	1,500,000	1,485,185
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,000,000	1,780,053
6.50%, due 2/1/29	3,000,000	2,535,926
11.25%, due 5/15/28	5,170,000	5,040,848
11.75%, due 1/31/29	3,095,000	3,019,296
Directv Financing LLC
5.875%, due 8/15/27 (a)	20,958,000	20,178,924
Gray Television, Inc.
10.50%, due 7/15/29 (a)	4,670,000	4,850,869
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	19,500,000	18,277,732
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,495,000	2,712,018
Sirius XM Radio, Inc. (a)
4.00%, due 7/15/28	3,390,000	3,167,173
5.00%, due 8/1/27	3,000,000	2,939,890
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(g)(i)	3,000,000	2,250,000
Sunrise HoldCo IV BV
5.50%, due 1/15/28 (a)	1,800,000	1,780,278
Videotron Ltd.
5.125%, due 4/15/27 (a)	3,500,000	3,475,741
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	6,000,000	5,674,420
Virgin Media Vendor Financing Notes IV DAC
5.00%, due 7/15/28 (a)	5,059,000	4,848,803
		125,711,232
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	2,500,000	2,454,702
Mining 1.8%
Alcoa Nederland Holding BV (a)
5.50%, due 12/15/27	2,000,000	1,985,181
6.125%, due 5/15/28	3,950,000	3,956,644
Century Aluminum Co.
7.50%, due 4/1/28 (a)	8,675,000	8,758,991
Compass Minerals International, Inc.
6.75%, due 12/1/27 (a)	2,000,000	1,971,385
	Principal Amount	Value

Mining (continued)
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	$ 5,375,000	$ 5,288,133
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	4,500,000	4,469,765
9.375%, due 3/1/29	10,375,000	11,030,213
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	9,612,000	9,371,345
Novelis Corp.
3.25%, due 11/15/26 (a)	1,000,000	962,119
		47,793,776
Miscellaneous—Manufacturing 2.1%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	15,000,000	14,896,111
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	3,000,000	3,033,147
Calderys Financing LLC
11.25%, due 6/1/28 (a)	4,485,000	4,789,863
EnPro, Inc.
5.75%, due 10/15/26	9,334,000	9,289,676
Hillenbrand, Inc.
5.00%, due 9/15/26 (j)	6,080,000	6,022,414
6.25%, due 2/15/29	2,885,000	2,895,885
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	7,000,000	6,771,979
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,754,403
		55,453,478
Oil & Gas 5.7%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,846,760
California Resources Corp.
7.125%, due 2/1/26 (a)	1,743,000	1,748,682
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,547,883
Chord Energy Corp.
6.375%, due 6/1/26 (a)	3,280,000	3,287,029
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,900,000	1,866,073
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	2,000,000	1,915,336
6.75%, due 3/1/29	3,500,000	3,349,349
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	10,000,000	10,054,970
Expand Energy Corp.
5.70%, due 1/23/25 (j)	2,999,000	2,994,226

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	$ 4,005,000	$ 4,025,710
HF Sinclair Corp.
6.375%, due 4/15/27	3,538,000	3,582,456
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,358,378
6.25%, due 11/1/28	4,000,000	3,902,730
Matador Resources Co.
6.875%, due 4/15/28 (a)	1,500,000	1,527,114
NewCo Holding USD 20 SARL
9.375%, due 11/7/29 (a)	2,675,000	2,668,313
Noble Finance II LLC
8.00%, due 4/15/30 (a)	6,000,000	6,081,852
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,003,940
5.55%, due 3/15/26	1,000,000	1,006,003
5.875%, due 9/1/25	3,160,000	3,171,417
Parkland Corp.
5.875%, due 7/15/27 (a)	15,940,000	15,773,354
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	8,100,000	8,060,938
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,887,081
8.25%, due 1/15/29	1,000,000	1,030,292
SM Energy Co.
6.625%, due 1/15/27	1,950,000	1,949,621
6.75%, due 9/15/26	7,270,000	7,285,252
6.75%, due 8/1/29 (a)	3,750,000	3,726,884
Sunoco LP
6.00%, due 4/15/27	1,500,000	1,501,572
Talos Production, Inc.
9.00%, due 2/1/29 (a)	9,750,000	10,041,827
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	6,716,923	6,894,545
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	8,553,000	8,548,256
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	7,445,000	7,660,146
Viper Energy, Inc.
5.375%, due 11/1/27 (a)	2,750,000	2,718,758
Vital Energy, Inc.
7.75%, due 7/31/29 (a)	5,500,000	5,396,983
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,606,851
		152,020,581
	Principal Amount	Value

Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	$ 10,500,000	$ 10,427,583
Nine Energy Service, Inc.
13.00%, due 2/1/28	4,500,000	2,947,500
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	2,947,597
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	500,000	516,850
		16,839,530
Packaging & Containers 0.4%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	4,831,000	4,804,894
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	995,054
Sealed Air Corp.
6.125%, due 2/1/28 (a)	2,935,000	2,966,190
TriMas Corp.
4.125%, due 4/15/29 (a)	2,500,000	2,332,919
		11,099,057
Pharmaceuticals 2.0%
1375209 BC Ltd.
9.00%, due 1/30/28 (a)	3,400,000	3,393,757
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	4,000,000	3,925,520
11.00%, due 9/30/28	9,000,000	8,281,440
Endo DAC Escrow Claim Shares
(zero coupon), due 10/15/24 (g)(h)	13,150,000	—
Jazz Securities DAC
4.375%, due 1/15/29 (a)	16,985,000	16,072,786
Organon & Co.
4.125%, due 4/30/28 (a)	21,850,000	20,703,131
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	1,990,000	—
		52,376,634
Pipelines 6.3%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	11,670,000	11,648,190
5.75%, due 1/15/28	2,135,000	2,123,423
Buckeye Partners LP
6.875%, due 7/1/29 (a)	8,500,000	8,639,765
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,347,645
EnLink Midstream LLC
5.625%, due 1/15/28 (a)	3,700,000	3,745,048
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
EQM Midstream Partners LP
4.125%, due 12/1/26	$ 1,000,000	$ 978,389
6.00%, due 7/1/25 (a)	2,445,000	2,447,809
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,110,000	8,657,530
Genesis Energy LP
7.75%, due 2/1/28	1,900,000	1,919,169
8.00%, due 1/15/27	10,000,000	10,177,630
8.25%, due 1/15/29	3,500,000	3,574,568
Global Partners LP
6.875%, due 1/15/29	1,750,000	1,746,801
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,000,000	3,034,786
Hess Midstream Operations LP (a)
5.625%, due 2/15/26	10,482,000	10,456,795
6.50%, due 6/1/29	7,000,000	7,116,158
ITT Holdings LLC
6.50%, due 8/1/29 (a)	3,500,000	3,234,325
New Fortress Energy, Inc. (a)
6.50%, due 9/30/26	10,000,000	9,263,227
6.75%, due 9/15/25	1,210,000	1,207,685
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,495,245
6.00%, due 6/1/26	4,200,000	4,203,293
Plains All American Pipeline LP
Series B
9.49% (3 Month SOFR + 4.372%), due 11/30/24 (d)(e)	18,663,000	18,539,798
Rockies Express Pipeline LLC (a)
3.60%, due 5/15/25	3,805,000	3,752,590
4.95%, due 7/15/29	3,800,000	3,569,632
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (a)(d)	1,000,000	1,029,687
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	4,300,000	4,129,616
6.00%, due 3/1/27	7,000,000	6,946,851
7.375%, due 2/15/29	11,000,000	11,036,223
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	4,524,777
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	9,580,000	9,941,961
9.50%, due 2/1/29	1,410,000	1,558,480
	Principal Amount	Value

Pipelines (continued)
Western Midstream Operating LP
4.65%, due 7/1/26	$ 4,315,000	$ 4,277,833
		167,324,929
Real Estate 0.0% ‡
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	1,000,000	920,907
Real Estate Investment Trusts 3.4%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,492,427
5.375%, due 4/15/26	700,000	700,387
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,634,150
5.00%, due 7/15/28	2,000,000	1,948,969
5.25%, due 3/15/28	5,000,000	4,907,099
MPT Operating Partnership LP
5.00%, due 10/15/27	15,250,000	13,458,727
5.25%, due 8/1/26	14,500,000	13,715,108
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	2,500,000	2,393,602
4.75%, due 10/15/27	16,300,000	15,955,449
7.25%, due 7/15/28 (a)	2,970,000	3,080,531
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,935,685
Uniti Group LP (a)
4.75%, due 4/15/28	4,370,000	4,017,062
10.50%, due 2/15/28	4,265,000	4,542,948
VICI Properties LP (a)
3.50%, due 2/15/25	9,615,000	9,539,284
4.625%, due 6/15/25	2,985,000	2,968,848
Vornado Realty LP
3.50%, due 1/15/25	2,500,000	2,487,153
		90,777,429
Retail 4.7%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,108,131
5.625%, due 9/15/29	3,585,000	3,575,943
6.125%, due 6/15/29	6,500,000	6,613,477
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	14,605,000	14,097,644
Beacon Roofing Supply, Inc.
4.125%, due 5/15/29 (a)	2,000,000	1,859,512
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	3,830,000	3,807,490

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	$ 2,160,000	$ 2,160,000
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	3,000,000	2,816,536
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	12,000,000	11,635,982
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,071,541
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	3,500,000	3,307,270
Murphy Oil USA, Inc.
5.625%, due 5/1/27	11,550,000	11,579,109
NMG Holding Co., Inc.
8.50%, due 10/1/28 (a)	22,478,000	22,853,772
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	1,950,000	1,778,380
Patrick Industries, Inc.
7.50%, due 10/15/27 (a)	3,547,000	3,540,345
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	686,284
PetSmart, Inc. (a)
4.75%, due 2/15/28	7,745,000	7,362,689
7.75%, due 2/15/29	3,000,000	2,911,775
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	596,878
		126,362,758
Software 3.3%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (a)	3,500,000	3,499,148
Camelot Finance SA
4.50%, due 11/1/26 (a)	17,420,000	17,112,384
Central Parent LLC
8.00%, due 6/15/29 (a)	4,500,000	4,598,613
Central Parent, Inc.
7.25%, due 6/15/29 (a)	1,555,000	1,560,879
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	5,250,000	4,954,777
4.875%, due 7/1/29	11,000,000	10,395,672
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	6,085,000	5,942,390
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,524,705
6.90%, due 12/1/27	2,850,000	2,963,025
PTC, Inc. (a)
3.625%, due 2/15/25	10,320,000	10,259,762
4.00%, due 2/15/28	4,600,000	4,400,648
	Principal Amount	Value

Software (continued)
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	$ 15,050,000	$ 14,990,185
		88,202,188
Telecommunications 2.1%
Connect Finco SARL
9.00%, due 9/15/29 (a)	1,750,000	1,662,235
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	4,250,000	4,177,984
5.875%, due 10/15/27	8,000,000	7,982,860
Level 3 Financing, Inc.
11.00%, due 11/15/29 (a)	1,500,000	1,692,618
Sprint LLC
7.625%, due 2/15/25	1,400,000	1,399,565
T-Mobile USA, Inc.
2.25%, due 2/15/26	24,000,000	23,241,835
4.75%, due 2/1/28	7,555,000	7,523,178
5.375%, due 4/15/27	570,000	573,913
Viasat, Inc.
5.625%, due 9/15/25 (a)	1,525,000	1,505,123
Windstream Services LLC
7.75%, due 8/15/28 (a)	6,000,000	6,033,204
		55,792,515
Toys, Games & Hobbies 0.4%
Mattel, Inc. (a)
3.375%, due 4/1/26	5,469,000	5,340,295
5.875%, due 12/15/27	4,265,000	4,308,260
		9,648,555
Transportation 0.1%
RXO, Inc.
7.50%, due 11/15/27 (a)	1,500,000	1,546,200
Total Corporate Bonds (Cost $2,055,876,949)		2,076,870,809
Loan Assignments 15.4%
Aerospace & Defense 0.9%
Chromalloy Corp.
First Lien Term Loan
8.343% (3 Month SOFR + 3.75%), due 3/27/31 (d)	12,269,250	11,989,364
Delta Air Lines, Inc.
First Lien Initial Term Loan
8.367% (3 Month SOFR + 3.75%), due 10/20/27 (d)	1,655,777	1,685,506
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (d)
First Lien Tranche Term Loan L
7.32% (3 Month SOFR + 2.50%), due 9/6/32	$ 4,500,000	$ 4,502,534
First Lien Tranche Term Loan J
7.365% (3 Month SOFR + 2.50%), due 2/28/31	4,477,528	4,481,092
		22,658,496
Automobile 0.3%
Belron Finance US LLC
First Lien 2031 Dollar Incremental Term Loans
7.536% (1 Month SOFR + 2.75%), due 10/16/31 (d)	2,000,000	2,005,624
Gates Global LLC
First Lien Initial Dollar Term Loan B5
6.935% (1 Month SOFR + 2.25%), due 6/4/31 (d)	3,178,996	3,185,618
Tenneco, Inc.
First Lien Term Loan B 9.704% - 10.228%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	3,850,000	3,671,063
		8,862,305
Banking 0.3%
Jane Street Group LLC
First Lien Term Loan B
6.685% (1 Month SOFR + 2.00%), due 1/26/28 (d)	8,487,551	8,487,551
Beverage, Food & Tobacco 0.3%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
8.557% (3 Month SOFR + 3.50%), due 10/10/29 (d)	4,995,163	4,977,326
United Natural Foods, Inc.
First Lien 2024 Term Loan
9.435% (1 Month SOFR + 4.75%), due 4/25/31 (d)	3,980,000	3,992,437
		8,969,763
Broadcasting & Entertainment 0.1%
Gray Television, Inc.
First Lien Term Loan B
10.094% (1 Month SOFR + 5.25%), due 5/23/29 (d)	3,690,750	3,573,436
	Principal Amount	Value

Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.935% (1 Month SOFR + 5.25%), due 4/16/29 (d)	$ 3,654,444	$ 3,717,257
Capital Equipment 0.4%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.854% (3 Month SOFR + 4.25%), due 10/4/28 (d)	2,481,250	2,388,203
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
7.557% (3 Month SOFR + 2.50%), due 8/4/31 (d)	2,500,000	2,496,875
TK Elevator Midco GmbH
First Lien SOFR Term Loan C
8.588% (6 Month SOFR + 3.50%), due 4/30/30 (d)	4,962,594	4,974,226
		9,859,304
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
9.085% (3 Month SOFR + 4.50%), due 12/19/30 (d)	7,201,778	7,190,075
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.604% (3 Month SOFR + 2.00%), due 4/10/31 (d)	3,000,000	2,992,398
		10,182,473
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
8.354% (3 Month SOFR + 3.75%), due 9/28/29 (d)	971,000	972,214
Chemicals, Plastics & Rubber 1.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.55% (1 Month SOFR + 3.75%), due 2/7/27 (d)	8,039,582	8,036,712
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.935% (1 Month SOFR + 2.25%), due 5/5/28 (d)	19,230,362	19,225,015

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.085% (3 Month SOFR + 3.50%), due 3/16/27 (d)	$ 7,362,922	$ 7,376,220
		34,637,947
Electronics 0.9%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.435% (1 Month SOFR + 2.75%), due 1/31/31 (d)	11,167,541	11,175,916
Proofpoint, Inc.
First Lien Term Loan
7.685% (1 Month SOFR + 3.00%), due 8/31/28 (d)	2,233,039	2,233,836
Vertiv Group Corp.
First Lien Term Loan B
6.846% (1 Month SOFR + 2.00%), due 3/2/27 (d)	2,475,062	2,474,548
VS Buyer LLC
First Lien 2024 Initial Term Loan
8.036% (1 Month SOFR + 3.25%), due 4/14/31 (d)	1,995,000	1,999,988
Wex, Inc.
First Lien Term Loan B
6.685% (1 Month SOFR + 2.00%), due 3/31/28 (d)	4,907,928	4,914,062
		22,798,350
Energy (Electricity) 0.7%
Alpha Generation LLC
First Lien Initial Term Loan B
7.446% (1 Month SOFR + 2.75%), due 9/30/31 (d)	4,000,000	3,998,572
Lightning Power LLC
First Lien Initial Term Loan B
8.346% (3 Month SOFR + 3.25%), due 8/18/31 (d)	2,000,000	2,005,126
Talen Energy Supply LLC (d)
First Lien Initial Term Loan B
8.596% (3 Month SOFR + 3.50%), due 5/17/30	7,735,355	7,753,084
First Lien Initial Term Loan C
8.596% (3 Month SOFR + 3.50%), due 5/17/30	4,820,855	4,831,905
		18,588,687
	Principal Amount	Value

Entertainment 0.1%
ECL Entertainment LLC
First Lien Facility Term Loan B
8.685% (1 Month SOFR + 4.00%), due 8/31/30 (d)	$ 2,481,281	$ 2,484,383
Finance 1.0%
Aretec Group, Inc.
First Lien Term Loan B2
8.685% (1 Month SOFR + 4.00%), due 8/9/30 (d)	5,477,525	5,437,813
First Eagle Holdings, Inc.
First Lien Tranche Term Loan B2
7.604% (3 Month SOFR + 3.00%), due 3/5/29 (d)	1,183,691	1,183,691
Osaic Holdings, Inc.
First Lien New Term Loan B3
8.685% (1 Month SOFR + 4.00%), due 8/17/28 (d)	4,432,890	4,430,811
RealTruck Group, Inc. (d)
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 1/31/28	10,284,770	10,142,017
First Lien Second Amendment Incremental Term Loan
9.80% (1 Month SOFR + 5.00%), due 1/31/28	4,975,000	4,912,813
Schweitzer-Mauduit International, Inc.
First Lien Term Loan B
8.55% (1 Month SOFR + 3.75%), due 4/20/28 (d)	1,060,769	1,059,443
		27,166,588
Healthcare 0.2%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.935% (1 Month SOFR + 2.25%), due 10/23/28 (d)	4,500,000	4,499,600
Healthcare & Pharmaceuticals 0.3%
Bausch + Lomb Corp.
First Lien New Term Loan
8.685% (1 Month SOFR + 4.00%), due 9/29/28 (d)	2,673,000	2,674,670
Concentra Health Services, Inc.
First Lien Initial Term Loan
6.935% (1 Month SOFR + 2.25%), due 7/26/31 (d)	2,000,000	2,000,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.535% (1 Month SOFR + 3.75%), due 3/29/29 (d)	$ 3,160,417	$ 3,160,417
		7,835,087
Healthcare, Education & Childcare 1.4%
Endo Finance Holdings, Inc.
First Lien Initial Term Loan
9.245% (1 Month SOFR + 4.50%), due 4/9/31 (d)	17,750,000	17,754,438
LifePoint Health, Inc.
First Lien Term Loan B1
8.406% (3 Month SOFR + 3.75%), due 5/19/31 (d)	15,920,100	15,923,714
Organon & Co.
First Lien Dollar Term Loan
7.259% (1 Month SOFR + 2.50%), due 5/19/31 (d)	3,980,645	3,976,911
		37,655,063
High Tech Industries 0.4%
Central Parent LLC
First Lien Term Loan B
7.854% (3 Month SOFR + 3.25%), due 7/6/29 (d)	3,989,975	3,961,295
Open Text Corp.
First Lien Term Loan B
6.935% (1 Month SOFR + 2.25%), due 1/31/30 (d)	6,263,449	6,279,715
		10,241,010
Hotel, Gaming & Leisure 0.2%
Life Time, Inc.
First Lien Term Loan B
6.283% (1 Year SOFR + 2.50%), due 10/22/31 (d)	2,700,000	2,696,625
Motion Finco SARL
First Lien Facility Term Loan B3
8.104% (3 Month SOFR + 3.50%), due 11/13/29 (d)	2,885,518	2,755,517
		5,452,142
Hotels, Motels, Inns & Gaming 0.4%
Caesars Entertainment, Inc.
First Lien Term Loan B1
7.435% (1 Month SOFR + 2.75%), due 2/6/31 (d)	6,169,000	6,167,075
	Principal Amount	Value

Hotels, Motels, Inns & Gaming (continued)
Four Seasons Hotels Ltd.
First Lien Term Loan B
6.435% (1 Month SOFR + 1.75%), due 11/30/29 (d)	$ 5,235,569	$ 5,229,025
		11,396,100
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp.
First Lien 2027 Term Loan
7.435% (1 Month SOFR + 2.75%), due 8/9/27 (d)	3,084,804	3,089,947
Manufacturing 0.7%
Adient US LLC
First Lien Term Loan B2
7.435% (1 Month SOFR + 2.75%), due 1/31/31 (d)	6,002,337	6,015,741
Arcosa, Inc.
First Lien Initial Term Loan
6.935% (1 Month SOFR + 2.25%), due 8/15/31 (d)	3,000,000	3,009,375
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
7.092% (3 Month SOFR + 2.50%), due 3/15/30 (d)	5,299,595	5,302,907
Summit Materials LLC
First Lien Term Loan B2
6.554% (1 Month SOFR + 1.75%), due 1/12/29 (d)	4,228,750	4,234,488
		18,562,511
Media 1.0%
Block Communications, Inc.
First Lien Term Loan
7.115% (3 Month SOFR + 2.25%), due 2/25/27 (d)	11,221,250	10,828,506
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
10.097% (3 Month SOFR + 5.25%), due 8/2/29 (d)	12,061,703	11,726,991
Lamar Media Corp.
First Lien New Term Loan B
6.285% (1 Month SOFR + 1.50%), due 2/5/27 (d)	5,000,000	4,981,250
		27,536,747

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Company LLC (d)
First Lien Initial Term Loan
9.319% (3 Month SOFR + 4.00%), due 6/9/28	$ 4,275,805	$ 3,570,298
First Lien First Out Term Loan
11.874% (1 Month SOFR + 7.00%), due 6/11/28	1,076,792	1,076,791
		4,647,089
Oil & Gas 0.7%
GIP Pilot Acquisition Partners LP
First Lien 2024 Term Loan B
7.09% (3 Month SOFR + 2.50%), due 10/4/30 (d)	5,115,891	5,109,496
New Fortress Energy, Inc.
First Lien Initial Term Loan
9.585% (3 Month SOFR + 5.00%), due 10/30/28 (d)	4,664,750	4,398,472
PetroQuest Energy LLC (b)(c)(g)
First Lien 2020 Term Loan
TBD (15.00% PIK), due 9/19/26	314,962	314,961
First Lien Term Loan
TBD (15.00% PIK), due 1/1/28	410,553	410,553
First Lien Term Loan
TBD (15.00% PIK), due 9/3/31	159,725	159,725
First Lien Term Loan
14.50% (15.00% PIK) (3 Month PRIME + 6.50%), due 11/10/25 (d)	4,665,501	1,259,685
Prairie Eci Acquiror LP
First Lien Initial Term Loan B2
9.435% (1 Month SOFR + 4.75%), due 8/1/29 (d)	2,985,000	2,987,487
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.935% (1 Month SOFR + 3.25%), due 11/17/28 (d)	2,925,000	2,927,089
		17,567,468
Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
6.435% (1 Month SOFR + 1.75%), due 9/20/30 (d)	3,482,522	3,446,453
	Principal Amount	Value

Personal, Food & Miscellaneous Services (continued)
KFC Holding Co.
First Lien 2021 Term Loan B
6.645% (1 Month SOFR + 1.75%), due 3/15/28 (d)	$ 2,545,854	$ 2,551,583
WW International, Inc.
First Lien Initial Term Loan
8.30% (1 Month SOFR + 3.50%), due 4/13/28 (d)	5,043,625	1,210,470
		7,208,506
Retail 1.2%
Great Outdoors Group LLC
First Lien Term Loan B1
8.55% (1 Month SOFR + 3.75%), due 3/6/28 (d)	31,772,066	31,838,247
Services: Business 0.6%
Amazon Holdco, Inc.
First Lien Initial Term Loan
6.935% (1 Month SOFR + 2.25%), due 9/29/31 (d)	2,000,000	1,998,124
Brown Group Holding LLC
First Lien Incremental Term Loan B2 7.435% - 7.807%
(1 Month SOFR + 2.75%, 3 Month SOFR + 2.75%), due 7/1/31 (d)	1,995,000	1,992,506
Dun & Bradstreet Corp. (The)
First Lien Term Loan B
7.468% (1 Month SOFR + 2.75%), due 1/18/29 (d)	2,771,311	2,776,260
GIP II Blue Holding LP
First Lien Initial Term Loan
8.435% (1 Month SOFR + 3.75%), due 9/29/28 (d)	3,251,054	3,257,556
Ryan Specialty Group LLC
First Lien Term Loan B1
6.935% (1 Month SOFR + 2.25%), due 9/15/31 (d)	2,000,000	1,996,666
Vizient, Inc.
First Lien Term Loan B8
6.685% (1 Month SOFR + 2.00%), due 8/1/31 (d)	3,500,000	3,501,250
		15,522,362
Software 0.5%
Cloud Software Group, Inc.
First Lien Initial Dollar Facility Term Loan B
8.604% (3 Month SOFR + 4.00%), due 3/30/29 (d)	9,643,938	9,637,911
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
UKG, Inc.
First Lien Initial Term Loan
7.617% (3 Month SOFR + 3.00%), due 2/10/31 (d)	$ 4,488,750	$ 4,492,493
		14,130,404
Telecommunications 0.2%
Connect Finco SARL
First Lien First Amendment Term Loan
8.185% (1 Month SOFR + 3.50%), due 12/11/26 (d)	2,523,519	2,505,117
CSC Holdings LLC
First Lien 2022 Term Loan
9.304% (1 Month SOFR + 4.50%), due 1/18/28 (d)	1,989,873	1,942,614
		4,447,731
Utilities 0.2%
Exgen Renewables IV LLC
First Lien Term Loan
7.307% (3 Month SOFR + 2.25%), due 12/15/27 (d)	2,520,586	2,525,536
nVent Electris plc
First Lien Term Loan B
8.245% (1 Year SOFR + 3.50%), due 9/12/31 (d)	3,000,000	3,003,750
		5,529,286
Total Loan Assignments (Cost $414,531,402)		410,118,054
Total Long-Term Bonds (Cost $2,490,142,637)		2,509,071,407

	Shares

Common Stocks 0.4%
Capital Markets 0.0% ‡
Ares Capital Corp.	3,098	65,492
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (b)(g)(k)	2,021	683,098
Energy Equipment & Services 0.0% ‡
Nine Energy Service, Inc. (k)	18,072	17,351
	Shares	Value

Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (i)	20,915	$ 648,365
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (k)	30,864	4,272,812
PetroQuest Energy, Inc. (b)(g)(k)	11,867	—
Talos Energy, Inc. (k)	71,517	730,904
		5,003,716
Pharmaceuticals 0.2%
Endo, Inc. (k)	184,769	4,713,457
Wireless Telecommunication Services 0.0% ‡
Vodafone Group plc, Sponsored ADR	94,870	879,445
Total Common Stocks (Cost $12,808,381)		12,010,924
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(g)(k)	4,501	4,275,950
Total Preferred Stock (Cost $4,295,472)		4,275,950
Total Investments (Cost $2,507,246,490)	94.7%	2,525,358,281
Other Assets, Less Liabilities	5.3	140,284,261
Net Assets	100.0%	$ 2,665,642,542

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of October 31, 2024, the total market value deemed illiquid under procedures approved by the Board of Trustees was $12,013,999, which represented 0.5% of the Fund’s net assets. (Unaudited)
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate—Rate shown was the rate in effect as of October 31, 2024.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Delayed delivery security.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Duration High Income Fund

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(k)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 22,082,544	$ —	$ 22,082,544
Corporate Bonds	—	2,074,620,809	2,250,000	2,076,870,809
Loan Assignments	—	407,973,130	2,144,924	410,118,054
Total Long-Term Bonds	—	2,504,676,483	4,394,924	2,509,071,407
Common Stocks	10,679,461	648,365	683,098	12,010,924
Preferred Stock	—	—	4,275,950	4,275,950
Total Investments in Securities	$ 10,679,461	$ 2,505,324,848	$ 9,353,972	$ 2,525,358,281

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $2,507,246,490)	$2,525,358,281
Cash	124,187,493
Due from custodian	512,890
Unrealized appreciation on unfunded commitments (See Note 5)	915
Receivables:
Interest	33,245,642
Fund shares sold	12,693,726
Investment securities sold	2,584,681
Other assets	551,505
Total assets	2,699,135,133
Liabilities
Payables:
Investment securities purchased	23,949,383
Fund shares redeemed	5,940,184
Manager (See Note 3)	1,358,325
Transfer agent (See Note 3)	456,016
NYLIFE Distributors (See Note 3)	139,360
Professional fees	29,873
Custodian	16,852
Accrued expenses	230
Distributions payable	1,602,368
Total liabilities	33,492,591
Net assets	$2,665,642,542
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$279,277
Additional paid-in-capital	2,721,663,442
2,721,942,719
Total distributable earnings (loss)	(56,300,177)
Net assets	$2,665,642,542
Class A
Net assets applicable to outstanding shares	$467,515,080
Shares of beneficial interest outstanding	48,987,496
Net asset value per share outstanding	$9.54
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.84
Investor Class
Net assets applicable to outstanding shares	$4,918,612
Shares of beneficial interest outstanding	515,273
Net asset value per share outstanding	$9.55
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.79
Class C
Net assets applicable to outstanding shares	$49,589,420
Shares of beneficial interest outstanding	5,198,805
Net asset value and offering price per share outstanding	$9.54
Class I
Net assets applicable to outstanding shares	$2,143,619,430
Shares of beneficial interest outstanding	224,575,610
Net asset value and offering price per share outstanding	$9.55

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Duration High Income Fund

Statement of Operations for the year ended October 31, 2024
Investment Income (Loss)
Income
Interest	$160,530,558
Dividends	1,665,619
Total income	162,196,177
Expenses
Manager (See Note 3)	14,868,287
Transfer agent (See Note 3)	2,756,144
Distribution/Service—Class A (See Note 3)	975,137
Distribution/Service—Investor Class (See Note 3)	12,956
Distribution/Service—Class C (See Note 3)	394,371
Distribution/Service—Class R2 (See Note 3)(a)	602
Distribution/Service—Class R3 (See Note 3)(a)	334
Professional fees	202,965
Registration	200,261
Shareholder communication	148,483
Trustees	55,115
Custodian	53,355
Shareholder service (See Note 3)	308
Miscellaneous	93,851
Total expenses before waiver/reimbursement	19,762,169
Expense waiver/reimbursement from Manager (See Note 3)	(558,068)
Net expenses	19,204,101
Net investment income (loss)	142,992,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,985,825
Foreign currency transactions	879
Net realized gain (loss)	3,986,704
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	74,649,771
Translation of other assets and liabilities in foreign currencies	(878)
Unfunded commitments	915
Net change in unrealized appreciation (depreciation)	74,649,808
Net realized and unrealized gain (loss)	78,636,512
Net increase (decrease) in net assets resulting from operations	$221,628,588

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statements of Changes in Net Assets
for the years ended October 31, 2024 and October 31, 2023
	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$142,992,076	$95,813,155
Net realized gain (loss)	3,986,704	(17,516,270)
Net change in unrealized appreciation (depreciation)	74,649,808	27,342,387
Net increase (decrease) in net assets resulting from operations	221,628,588	105,639,272
Distributions to shareholders:
Class A	(23,946,150)	(17,419,336)
Investor Class	(309,258)	(294,090)
Class C	(2,114,668)	(1,298,778)
Class I	(117,791,920)	(77,891,562)
Class R2(a)	(11,971)	(32,277)
Class R3(a)	(3,177)	(10,945)
Total distributions to shareholders	(144,177,144)	(96,946,988)
Capital share transactions:
Net proceeds from sales of shares	1,454,181,398	1,113,612,550
Net asset value of shares issued to shareholders in reinvestment of distributions	127,054,635	86,836,188
Cost of shares redeemed	(840,410,385)	(729,398,889)
Increase (decrease) in net assets derived from capital share transactions	740,825,648	471,049,849
Net increase (decrease) in net assets	818,277,092	479,742,133
Net Assets
Beginning of year	1,847,365,450	1,367,623,317
End of year	$2,665,642,542	$1,847,365,450

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Duration High Income Fund

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class A	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.18	$9.09	$9.83	$9.45	$9.84
Net investment income (loss)	0.58(a)	0.51(a)	0.37(a)	0.37(a)	0.42
Net realized and unrealized gain (loss)	0.36	0.09	(0.73)	0.42	(0.37)
Total from investment operations	0.94	0.60	(0.36)	0.79	0.05
Less distributions:
From net investment income	(0.58)	(0.51)	(0.38)	(0.41)	(0.44)
Return of capital	—	—	—	(0.00)‡	—
Total distributions	(0.58)	(0.51)	(0.38)	(0.41)	(0.44)
Net asset value at end of year	$9.54	$9.18	$9.09	$9.83	$9.45
Total investment return (b)	10.42%	6.72%	(3.66)%	8.40%	0.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.07%	5.52%	3.92%	3.78%	4.46%
Net expenses (c)	1.02%	1.02%	1.02%	1.01%	1.02%
Expenses (before waiver/reimbursement) (c)	1.05%	1.06%	1.02%	1.01%	1.02%
Portfolio turnover rate	29%	22%	30%	47%	64%
Net assets at end of year (in 000’s)	$467,515	$327,716	$300,909	$303,646	$252,753

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Investor Class	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.18	$9.09	$9.83	$9.46	$9.84
Net investment income (loss)	0.57(a)	0.50(a)	0.36(a)	0.37(a)	0.42
Net realized and unrealized gain (loss)	0.37	0.09	(0.72)	0.40	(0.36)
Total from investment operations	0.94	0.59	(0.36)	0.77	0.06
Less distributions:
From net investment income	(0.57)	(0.50)	(0.38)	(0.40)	(0.44)
Return of capital	—	—	—	(0.00)‡	—
Total distributions	(0.57)	(0.50)	(0.38)	(0.40)	(0.44)
Net asset value at end of year	$9.55	$9.18	$9.09	$9.83	$9.46
Total investment return (b)	10.47%	6.63%	(3.73)%	8.18%	0.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.03%	5.43%	3.82%	3.72%	4.38%
Net expenses (c)	1.07%	1.11%	1.10%	1.10%	1.11%
Portfolio turnover rate	29%	22%	30%	47%	64%
Net assets at end of year (in 000's)	$4,919	$5,299	$5,400	$5,780	$6,278

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Year Ended October 31,
Class C	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.18	$9.09	$9.83	$9.45	$9.84
Net investment income (loss)	0.50(a)	0.43(a)	0.29(a)	0.29(a)	0.34
Net realized and unrealized gain (loss)	0.36	0.09	(0.72)	0.41	(0.37)
Total from investment operations	0.86	0.52	(0.43)	0.70	(0.03)
Less distributions:
From net investment income	(0.50)	(0.43)	(0.31)	(0.32)	(0.36)
Return of capital	—	—	—	(0.00)‡	—
Total distributions	(0.50)	(0.43)	(0.31)	(0.32)	(0.36)
Net asset value at end of year	$9.54	$9.18	$9.09	$9.83	$9.45
Total investment return (b)	9.56%	5.84%	(4.46)%	7.48%	(0.19)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.27%	4.68%	3.05%	2.98%	3.64%
Net expenses (c)	1.82%	1.86%	1.85%	1.85%	1.86%
Portfolio turnover rate	29%	22%	30%	47%	64%
Net assets at end of year (in 000’s)	$49,589	$29,903	$25,772	$35,636	$40,948

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended October 31,
Class I	2024	2023	2022	2021	2020
Net asset value at beginning of year	$9.18	$9.09	$9.84	$9.46	$9.84
Net investment income (loss)	0.60(a)	0.54(a)	0.39(a)	0.40(a)	0.45
Net realized and unrealized gain (loss)	0.37	0.08	(0.73)	0.41	(0.36)
Total from investment operations	0.97	0.62	(0.34)	0.81	0.09
Less distributions:
From net investment income	(0.60)	(0.53)	(0.41)	(0.43)	(0.47)
Return of capital	—	—	—	(0.00)‡	—
Total distributions	(0.60)	(0.53)	(0.41)	(0.43)	(0.47)
Net asset value at end of year	$9.55	$9.18	$9.09	$9.84	$9.46
Total investment return (b)	10.79%	6.98%	(3.52)%	8.66%	1.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.31%	5.78%	4.14%	4.05%	4.72%
Net expenses (c)	0.78%	0.78%	0.77%	0.76%	0.77%
Expenses (before waiver/reimbursement) (c)	0.80%	0.81%	0.77%	0.76%	0.77%
Portfolio turnover rate	29%	22%	30%	47%	64%
Net assets at end of year (in 000’s)	$2,143,619	$1,483,473	$1,034,873	$1,147,287	$1,101,084

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Duration High Income Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Duration High Income Fund (formerly known as MainStay MacKay Short Duration High Yield Fund)(the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 17, 2012
Investor Class	December 17, 2012
Class C	December 17, 2012
Class I	December 17, 2012
Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. Effective April 15, 2019, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares made from August 1, 2017 through April 14, 2019, a CDSC of 1.00% may be imposed on certain redemptions (for investments of $500,000 which paid no initial sales charge) of such shares within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Effective August 6, 2024, Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on certain redemptions of such shares made within 12 months of the date of purchase of Class C shares. For purchases of Class C shares made prior to August 6, 2024, a 1.00% CDSC may be imposed on certain redemptions of such shares made within 18 months of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

23

Notes to Financial Statements (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each

24	NYLI MacKay Short Duration High Income Fund

security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Trust's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Fund's procedures described above. The liquidity of the Fund's investments was determined as of October 31, 2024, and can change at any time.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
25

Notes to Financial Statements (continued)
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions or interest rate changes, these securities may experience higher than normal default rates.
The loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be

26	NYLI MacKay Short Duration High Income Fund

adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.65% of the Fund's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88% and Class I, 0.78%. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
For the period November 1, 2024 through February 23, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class R2, 1.13% and Class R3, 1.38%.
During the year ended October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $14,868,287 and waived fees and/or reimbursed certain class specific expenses in the amount of $558,068 and paid the Subadvisor fees in the amount of $7,155,110.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Investor Class and Class R2 Plans, the Distributor receives a monthly fee from the Class A, Investor Class and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Class A, Investor Class and Class R2 shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, Class R3 shares pay the
27

Notes to Financial Statements (continued)
Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
In accordance with the Shareholder Services Plans for the Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R2 and Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R2 and Class R3 shares. This is in addition to any fees paid under the Class R2 and Class R3 Plans.
During the year ended October 31, 2024, shareholder service fees incurred by the Fund were as follows:

Class R2*	$241
Class R3*	67

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended October 31, 2024, were $38,903 and $170, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the year ended October 31, 2024, of $89,697, $427 and $15,134, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$469,773	$—
Investor Class	7,146	—
Class C	53,575	—
Class I	2,225,227	—
Class R2*	331	—
Class R3*	92	—

*	Effective at the close of business on February 23, 2024, Class R2 and R3 shares were liquidated.
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$6,641,004	1.4%
Class I	6,142,387	0.3
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,508,730,234	$42,304,543	$(25,676,496)	$16,628,047
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,683,949	$(73,009,402)	$(1,602,808)	$16,628,084	$(56,300,177)

28	NYLI MacKay Short Duration High Income Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to dividends payable.
The following table discloses the current year reclassifications between total distributable earnings (loss) and additional paid-in capital arising from permanent differences; net assets as of October 31, 2024 were not affected.
Total Distributable Earnings (Loss)	Additional Paid-In Capital
$21,464	$(21,464)
The reclassifications for the Fund are primarily due to partnership adjustments.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $73,009,402, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,007	$50,002
The Fund utilized $2,127,720 of capital loss carryforwards during the year ended October 31, 2024.
During the years ended October 31, 2024 and October 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024	2023
Distributions paid from:
Ordinary Income	$144,177,144	$96,946,988
Note 5–Commitments and Contingencies
As of October 31, 2024, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Amern Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$1,146,000	$—
ASP Unifrax Holdings, Inc., First Lien Delayed Term Loan TBD, due 10/1/29	732,758	915
Total	$1,878,758	$915
Commitments are available until maturity date.
29

Notes to Financial Statements (continued)
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of October 31, 2024, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	10/31/24 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 3,425,000	$ 3,724,482	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	20,915	2,342,005	648,365	0.0‡
Sterling Entertainment Enterprises LLC
Corporate Bond 10.25%, due 1/15/25	12/28/17	$ 3,000,000	2,998,190	2,250,000	0.1
Total			$ 9,064,677	$ 2,898,365	0.1%

‡	Less than one-tenth of a percent.

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended October 31,
2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the year ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $1,293,103 and $618,024, respectively.

30	NYLI MacKay Short Duration High Income Fund

Note 11–Capital Share Transactions
Transactions in capital shares for the years ended October 31, 2024 and October 31, 2023, were as follows:
Class A	Shares	Amount
Year ended October 31, 2024:
Shares sold	22,660,918	$215,528,486
Shares issued to shareholders in reinvestment of distributions	2,311,232	21,925,177
Shares redeemed	(11,835,989)	(112,396,672)
Net increase (decrease) in shares outstanding before conversion	13,136,161	125,056,991
Shares converted into Class A (See Note 1)	200,062	1,901,200
Shares converted from Class A (See Note 1)	(52,522)	(498,477)
Net increase (decrease)	13,283,701	$126,459,714
Year ended October 31, 2023:
Shares sold	11,152,609	$103,171,985
Shares issued to shareholders in reinvestment of distributions	1,700,212	15,715,196
Shares redeemed	(10,382,531)	(95,962,463)
Net increase (decrease) in shares outstanding before conversion	2,470,290	22,924,718
Shares converted into Class A (See Note 1)	141,358	1,307,397
Shares converted from Class A (See Note 1)	(11,736)	(108,177)
Net increase (decrease)	2,599,912	$24,123,938

Investor Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	41,178	$390,190
Shares issued to shareholders in reinvestment of distributions	31,712	300,721
Shares redeemed	(72,218)	(683,544)
Net increase (decrease) in shares outstanding before conversion	672	7,367
Shares converted into Investor Class (See Note 1)	20,826	197,495
Shares converted from Investor Class (See Note 1)	(83,499)	(795,267)
Net increase (decrease)	(62,001)	$(590,405)
Year ended October 31, 2023:
Shares sold	67,150	$621,181
Shares issued to shareholders in reinvestment of distributions	30,998	286,556
Shares redeemed	(96,228)	(889,274)
Net increase (decrease) in shares outstanding before conversion	1,920	18,463
Shares converted into Investor Class (See Note 1)	26,620	246,344
Shares converted from Investor Class (See Note 1)	(45,322)	(418,984)
Net increase (decrease)	(16,782)	$(154,177)

Class C	Shares	Amount
Year ended October 31, 2024:
Shares sold	2,881,745	$27,364,038
Shares issued to shareholders in reinvestment of distributions	202,956	1,924,844
Shares redeemed	(1,064,191)	(10,097,113)
Net increase (decrease) in shares outstanding before conversion	2,020,510	19,191,769
Shares converted from Class C (See Note 1)	(80,491)	(764,129)
Net increase (decrease)	1,940,019	$18,427,640
Year ended October 31, 2023:
Shares sold	1,475,489	$13,628,109
Shares issued to shareholders in reinvestment of distributions	119,409	1,103,667
Shares redeemed	(1,058,198)	(9,773,443)
Net increase (decrease) in shares outstanding before conversion	536,700	4,958,333
Shares converted from Class C (See Note 1)	(113,708)	(1,051,200)
Net increase (decrease)	422,992	$3,907,133

31

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended October 31, 2024:
Shares sold	127,584,431	$1,210,891,440
Shares issued to shareholders in reinvestment of distributions	10,843,658	102,888,949
Shares redeemed	(75,442,328)	(716,203,211)
Net increase (decrease) in shares outstanding before conversion	62,985,761	597,577,178
Shares converted into Class I (See Note 1)	56,658	537,992
Shares converted from Class I (See Note 1)	(61,096)	(578,814)
Net increase (decrease)	62,981,323	$597,536,356
Year ended October 31, 2023:
Shares sold	107,578,702	$995,906,069
Shares issued to shareholders in reinvestment of distributions	7,535,877	69,688,085
Shares redeemed	(67,346,456)	(622,749,207)
Net increase (decrease) in shares outstanding before conversion	47,768,123	442,844,947
Shares converted into Class I (See Note 1)	11,944	110,187
Shares converted from Class I (See Note 1)	(9,206)	(85,567)
Net increase (decrease)	47,770,861	$442,869,567

Class R2	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	46	$430
Shares issued to shareholders in reinvestment of distributions	1,271	11,971
Shares redeemed	(83,592)	(793,124)
Net increase (decrease)	(82,275)	$(780,723)
Year ended October 31, 2023:
Shares sold	26,857	$250,837
Shares issued to shareholders in reinvestment of distributions	3,492	32,277
Shares redeemed	(2,509)	(23,182)
Net increase (decrease)	27,840	$259,932

Class R3	Shares	Amount
Year ended October 31, 2024: (a)
Shares sold	720	$6,814
Shares issued to shareholders in reinvestment of distributions	316	2,973
Shares redeemed	(24,954)	(236,721)
Net increase (decrease)	(23,918)	$(226,934)
Year ended October 31, 2023:
Shares sold	3,737	$34,369
Shares issued to shareholders in reinvestment of distributions	1,126	10,407
Shares redeemed	(142)	(1,320)
Net increase (decrease)	4,721	$43,456

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

32	NYLI MacKay Short Duration High Income Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Short Duration High Income Fund (formerly MainStay MacKay Short Duration High Income Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), (the Fund), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from transfer agents, agent banks, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 20, 2024
33

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended October 31, 2024, the Fund designated approximately $1,611,034 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended October 31, 2024 should be multiplied by 1.12% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
34	NYLI MacKay Short Duration High Income Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
35

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.]

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	January 7, 2025

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	January 7, 2025